Registration No. 2-93177
                                             File No. 811-4108
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549
                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES
ACT OF 1933                                           [ x ]

Post-Effective Amendment No. _____                    [   ]


Post-Effective Amendment No. 36                       [ x ]
                             --

                                     and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
ACT OF 1940                                           [ x ]


Amendment No. 32                                      [ x ]



                       Oppenheimer Variable Account Funds

                           (Exact Name of Registrant as Specified in Charter)


                6803 South Tucson Way, Englewood, Colorado 80112

                          (Address of Principal Executive Offices) (Zip Code)


                                  303-768-3200

              (Registrant's Telephone Number, including Area Code)


                             Andrew J. Donohue, Esq.

                             OppenheimerFunds, Inc.
              Two World Trade Center, New York, New York 10048-0203


It is proposed that this filing will become effective (check appropriate box):


[ ] Immediately upon filing pursuant to paragraph (b) [ x ] On May 1, 2001 pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(1)
[ ] On May 1, 1999 pursuant to paragraph (a)(1) [ ] 75 days after filing pursuant to paragraph (a)(2) [ ] On _______________ pursuant to paragraph (a)(2) of Rule 485


If appropriate, check the following box:
[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.




Oppenheimer
Money Fund/VA
A series of Oppenheimer Variable Account Funds

Prospectus dated May 1, 2001

Oppenheimer Money Fund/VA is a money market mutual fund. Its goal is to seek the maximum current income from investments in money market securities that is consistent with low risk and maintenance of liquidity. Shares of the Fund are sold only as the underlying investment for variable life insurance policies, variable annuity contracts and other insurance company separate accounts. A prospectus for the insurance product you have selected accompanies this Prospectus and explains how to select shares of the Fund as an investment under that insurance product. This Prospectus contains important information about the Fund's objective, its investment policies, strategies and risks. Please read this Prospectus (and your insurance product prospectus) carefully before you invest and keep them for future reference about your account.




As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the Fund's securities nor has it determined that this Prospectus is accurate or complete. It is a criminal offense to represent otherwise.






CONTENTS


                          ABOUT THE FUND

                          The Fund's Objective and Investment Strategies

                          Main Risks of Investing in the Fund

                          The Fund's Past Performance

                          About the Fund's Investments

                          How the Fund is Managed



                          INVESTING IN THE FUND

                          How to Buy and Sell Shares

                          Dividends and Taxes

                          Financial Highlights



ABOUT THE FUND

The Fund's Objective and Investment Strategies

WHAT IS THE FUND'S INVESTMENT OBJECTIVE? The Fund seeks maximum current income from investments in "money market" securities consistent with low capital risk and the maintenance of liquidity.

WHAT DOES THE FUND INVEST IN? The Fund invests in a variety of high-quality money market securities to seek current income. Money market securities are short-term debt instruments issued by the U.S. Government, domestic and foreign corporations or financial institutions and other entities. They include, for example, bank obligations, repurchase agreements, commercial paper, other corporate debt obligations and government debt obligations.

          "High quality" instruments must be rated in one of the two highest credit-quality categories for short-term securities by nationally recognized rating services. If unrated, a security must be determined by the Fund's investment manager to be of comparable quality to rated securities.

WHO IS THE FUND DESIGNED FOR? The Fund's shares are available only as an underlying investment option for certain variable annuities, variable life insurance policies and insurance company separate accounts. The Fund is an option under those insurance products for investors who want to earn income at current money market rates while preserving the value of their investment, because the Fund is managed to keep its share price stable at $1.00. Income on short-term securities tends to be lower than income on longer-term debt securities, so that the Fund's yield will likely be lower than the yield on longer-term fixed income funds. The Fund does not invest for the purpose of seeking capital appreciation or gains. However, the Fund is not a complete investment program.

Main Risks of Investing in the Fund

All investments have risks to some degree. Funds that invest in debt obligations for income may be subject to credit risks and interest rate risks. However, the Fund's investments must meet strict standards set by its Board of Trustees following special rules for money market funds under federal law. Those rules require the Fund to maintain --

o high credit quality in its portfolio,

o a short average portfolio maturity to reduce the effects of changes in interest rates on the value of the Fund's securities and

o diversification of the Fund's investments among issuers to reduce the effects of a default by any one issuer on the value of the Fund's shares.

         Even so, there are risks that any of the Fund's holdings could have its credit rating downgraded, or the issuer could default, or that interest rates could rise sharply, causing the value of the Fund's investments (and its share price) to fall. If insurance products holding Fund shares redeem them at a rate greater than anticipated by the Manager, the Fund might have to sell portfolio securities prior to their maturity at a loss. As a result, there is a risk that the Fund's shares could fall below $1.00 per share. Income on short-term securities tends to be lower than income on longer-term debt securities so the Fund's yield will likely be lower than the yield on longer-term fixed income funds. Also, there is the risk that the value of your investment could be eroded over time by the effects of inflation, and that poor security selection by OppenheimerFunds, Inc. (the "Manager") could cause the Fund to underperform other funds that have a similar objective.

         The Fund's investment manager tries to reduce risks by diversifying investments and by carefully researching securities before they are purchased. The rate of the Fund's income will vary from day to day, generally reflecting changes in overall short-term interest rates. There is no assurance that the Fund will achieve its investment objective.



An Investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The Fund's Past Performance


The bar chart and table below show how the Fund's returns may vary over time, by showing changes in the Fund's performance from year to year for the last ten calendar years and its average annual total returns for the 1, 5 and 10 year periods. Variability of returns is one measure of the risks of investing in a money market fund. Performance is not shown for the Fund's Service shares, which were not offered as of December 31, 2000. Because Service shares are subject to a service fee, the performance is expected to be lower for any given period. The Fund's past investment performance is not necessarily an indication of how the Fund will perform in the future.


Annual Total Returns (as of 12/31 each year)

[See appendix to prospectus for annual total return data for bar chart.]


For the period from 1/1/00 through 3/31/01, the Fund's cumulative return (not annualized) was 1.35%. Charges imposed by the separate accounts that invest in the Fund are not included in the calculations of return in this bar chart, and if those charges were included, the returns would be less than those shown.

During the period shown in the bar chart, the highest return (not annualized) for a calendar quarter was 1.79% (1st Q `91) and the lowest return for a calendar quarter was 0.77% (2nd Q `93 ).








Average Annual Total
Returns for the periods
ended December 31, 2000
                             1 Year              5 Years       10 Years





Oppenheimer Money            6.26%                5.38%           5.01%
Fund/VA




The returns in the table measure the performance of a hypothetical account without deducting charges imposed by the separate accounts that invest in the Fund and assume that all distributions have been reinvested in additional shares.

The total returns are not the Fund's current yield. The Fund's current yield more closely reflects the Fund's current earnings. To obtain the Fund's current 7-day yield information, please call the Transfer Agent toll-free at 1.800.525.7048.

The Fund's total returns should not be expected to be the same as the returns of other Oppenheimer funds, even if both funds have the same portfolio managers and/or similar names

About the Fund's Investments

THE FUND'S PRINCIPAL INVESTMENT POLICIES. The Fund invests in short-term money market instruments that must meet quality, maturity and diversification standards established by its Board of Trustees as well as rules that apply to money market funds under the Investment Company Act. The allocation of the Fund's portfolio among the different types of permitted investments will vary over time based on the Manager's evaluation of investment opportunities. The Fund's portfolio might not always include all of the different types of investments described below. The Statement of Additional Information contains more detailed information about the Fund's investment policies and risks.


The Fund's Manager tries to reduce risks by diversifying investments and by carefully researching investments before the Fund buys them. The rate of the Fund's income will vary from day to day, generally reflecting changes in overall short-term interest rates.


WHAT TYPES OF MONEY MARKET SECURITIES DOES THE FUND INVEST IN? The following is a brief description of the types of money market securities the Fund can invest in. Money market securities are high-quality, short-term debt instruments that may be issued by the U.S. Government, corporations, banks or other entities. They may have fixed, variable or floating interest rates. All of the Fund's investments must meet the special quality requirements set under the Investment Company Act and described briefly below.

o U.S. Government Securities. These are obligations issued or guaranteed by the U.S. Government or any of its agencies or federally-chartered corporations referred to as instrumentalities. Some are direct obligations of the U.S. Treasury, such as Treasury bills, notes and bonds, and are supported by the full faith and credit of the United States. Some U.S. Government securities are supported by the right of the issuer to borrow from the U.S. Treasury. Others may be supported only by the credit of the instrumentality. The Fund's investing in U.S. government securities does not mean that its share price or returns are guaranteed or backed by the U.S. government.

o Bank Obligations. The Fund can invest in time deposits, certificates of deposit and bankers' acceptances. These investments must be:

obligations of a domestic bank having total assets of at least $1 billion, or

U.S. dollar-denominated obligations of a foreign bank with total assets of at least U.S. $1 billion.

o Commercial Paper. Commercial paper is a short-term, unsecured promissory note of a domestic or foreign company.

o Corporate Debt Obligations. The Fund can invest in other short-term corporate debt obligations, besides commercial paper.

o Other Money Market Obligations. The Fund can invest in money market obligations other than those listed above if they are subject to repurchase agreements or guaranteed as to their principal and interest by a domestic bank or by a corporation whose commercial paper may be purchased by the Fund. The bank must meet credit criteria set by the Fund's Board of Trustees.

              The Fund can buy other money market instruments that the Manager approves under Board approved policies. They must be U.S. dollar-denominated short-term investments that the Manager has determined to have minimal credit risks. They also must be of "high quality" as determined by a national rating organization. To a limited extent the Fund may buy an unrated security that the Manager determines to have met those qualifications.

         The Fund can also purchase floating or variable rate demand notes, asset-backed securities, and bank loan participation agreements. The Fund's investments in them may be subject to restrictions adopted by the Board from time to time.

WHAT CREDIT QUALITY AND MATURITY STANDARDS APPLY TO THE FUND'S INVESTMENTS? Money market instruments are subject to credit risk. This is the risk that the issuer might not make timely payments of interest on the security or repay principal when it is due. The Fund may buy only those securities that meet standards set in the Investment Company Act for money market funds. The Fund's Board has adopted procedures to evaluate securities that are being considered for the Fund's portfolio and the Manager has the responsibility to implement those procedures when selecting investments for the Fund.

         In general, the Fund buys only high-quality investments that the Manager believes present minimal credit risk at the time of purchase. "High-quality" investments are:

o rated in one of the two highest short-term rating categories of two national rating organizations, or

o rated by one rating organization in one of its two highest rating categories (if only one rating organization has rated the investment), or

o unrated investments that the Manager determines are comparable in quality to the two highest rating categories.

         In general, these procedures require that securities be rated in one of the two highest short-term rating categories of two national rating organizations. At least 95% of the Fund's assets must be invested in securities of issuers with the highest credit rating. In some cases, the Fund can buy securities rated by one rating organization or unrated securities that the Manager judges to be comparable in quality to the two highest rating categories.

         The procedures also limit the percentage of the Fund's assets that can be invested in the securities of any one issuer (other than the U.S. Government, its agencies and instrumentalities), to spread the Fund's investment risks. A security's maturity must not exceed 397 days. Finally, the Fund must maintain an average portfolio maturity of not more than 90 days, to reduce interest rate risks.

SPECIAL PORTFOLIO DIVERSIFICATION REQUIREMENTS. To enable a variable annuity or variable life insurance contract based on an insurance company separate account to qualify for favorable tax treatment under the Internal Revenue Code, the underlying investments must follow special diversification requirements that limit the percentage of assets that can be invested in securities of particular issuers. The Fund's investment program is managed to meet those requirements, in addition to other diversification requirements under the Internal Revenue Code and the Investment Company Act that apply to publicly-sold mutual funds.

         Failure by the Fund to meet those special requirements could cause earnings on a contract owner's interest in an insurance company separate account to be taxable income. Those diversification requirements might also limit, to some degree, the Fund's investment decisions in a way that could reduce its performance.

CAN THE FUND'S INVESTMENT OBJECTIVE AND POLICIES CHANGE? The Fund's Board of Trustees can change non-fundamental policies without shareholder approval, although significant changes will be described in amendments to this Prospectus. Fundamental policies are those that cannot be changed without the approval of a majority of the Fund's outstanding voting shares. The Fund's investment objective is a fundamental policy. Investment restrictions that are fundamental policies are listed in the Statement of Additional Information. An investment policy is not fundamental unless this Prospectus or the Statement of Additional Information says that it is.

OTHER INVESTMENT STRATEGIES. To seek its objective, the Fund can also use the investment techniques and strategies described below. The Manager might not always use all of them. These techniques involve certain risks, although some of them are designed to help reduce overall investment or market risks. The Statement of Additional Information contains more information about some of these practices.

Floating Rate/Variable Rate Notes. The Fund can purchase notes that have floating or variable interest rates. Variable rates are adjustable at stated periodic intervals. Floating rates are adjusted automatically according to a specified market index for such investments, such as the prime rate of a bank. If the maturity of a note is more than 397 days, the Fund can buy it if it has a demand feature. That feature must permit the Fund to recover the principal amount of the note on not more than thirty days' notice at any time, or at specified times not exceeding 397 days from the date of purchase.

Obligations of Foreign Banks and Foreign Branches of U.S. Banks. The Fund can invest in U.S. dollar-denominated securities of foreign banks having total assets at least equal to U.S. $1 billion. It can also buy U.S.
dollar-denominated securities of foreign branches of U.S. banks. These securities have additional investment risks compared to obligations of domestic branches of U.S. banks. Risks that may affect the foreign bank's ability to pay its debt include:

o political and economic developments in the country in which the bank or branch is located, o imposition of withholding taxes on interest income payable on the securities, o government seizure or nationalization of foreign deposits, o the establishment of exchange control regulations and o the adoption of other governmental restrictions that might limit the repayment of principal and/or payment of interest on those securities.

         Additionally, not all of the U.S. and state banking laws and regulations that apply to domestic banks and that are designed to protect depositors and investors apply to foreign branches of domestic banks. None of those U.S. and state regulations apply to foreign banks.

Bank Loan Participation Agreements. The Fund may invest in bank loan participation agreements. They represent an undivided interest in a loan made by the issuing bank in the proportion the Fund's interest bears to the total principal amount of the loan. In evaluating the risk of these investments, the Fund looks to the creditworthiness of the borrower that is obligated to make principal and interest payments on the loan.

Asset-Backed Securities. The Fund can invest in asset-backed securities. These are fractional interests in pools of consumer loans or other trade receivables, such as credit card or auto loan receivables, which are the obligations of a number of different parties. The income from the underlying pool is passed through to holders, such as the Fund.

         These securities may be supported by a credit enhancement, such as a letter of credit, a guarantee (by a bank or broker) or a preference right. However, the credit enhancement may apply only to a fraction of the security's value. If the issuer of the security has no security interest in the assets that back the pool, there is a risk that the Fund could lose money if the issuer defaults.

Repurchase Agreements. The Fund can enter into repurchase agreements. In a repurchase transaction, the Fund buys a security and simultaneously sells it to the vendor for delivery at a future date. The Fund's repurchase agreements must be fully collateralized. However, if the vendor fails to pay the resale price on the delivery date, the Fund might incur costs in disposing of the collateral and might experience losses if there is any delay in its ability to do so. There is no limit on the amount of the Fund's net assets that may be subject to repurchase agreements of 7 days or less. It cannot invest more than 10% of its net assets in repurchase agreements maturing in more than 7 days.

Illiquid and Restricted Securities. Investments may be illiquid because there is no active trading market for them, making it difficult to value them or dispose of them promptly at an acceptable price. Restricted securities may have a contractual limit on resale or may require registration under federal securities laws before they can be sold publicly. The Fund will not invest more than 10% of its net assets in illiquid or restricted securities.

         That limit may not apply to certain restricted securities that are eligible for resale to qualified institutional purchasers. The Manager monitors holdings of illiquid securities on an ongoing basis to determine whether to sell any holdings to maintain adequate liquidity. Difficulty in selling a security may result in a loss to the Fund or additional costs.

How the Fund Is Managed


THE MANAGER. The Fund's investment Manager, OppenheimerFunds, Inc., chooses the Fund's investments and handles its day-to-day business. The Manager carries out its duties, subject to the policies established by the Board of Trustees, under an Investment Advisory Agreement that states the Manager's responsibilities. The Agreement sets the fees paid by the Fund to the Manager and describes the expenses that the Fund is responsible to pay to conduct its business.

         The Manager has been an investment adviser since 1960. The Manager (including subsidiaries) currently manages investment companies, including other Oppenheimer funds, with assets of more than $120 billion as of March 1, 2001, and with more than 5 million shareholder accounts. The Manager is located at Two World Trade Center, 34th Floor, New York, New York 10048-0203.

Portfolio Manager. The portfolio manager of the Fund is Carol E. Wolf. She is the person principally responsible for the day-to-day management of the Fund's portfolio. Ms. Wolf has had that responsibility since July 1998. She is also a Vice President of the Fund and a Senior Vice President of the Manager. Ms. Wolf also serves as an officer and portfolio manager for other Oppenheimer funds and has been an officer of the Manager since 1990.

Advisory Fees. Under the Investment Advisory Agreement, the Fund pays the
         Manager an advisory fee at an annual rate that declines on additional assets as the Fund grows: 0.450% of the first $500 million of average annual net assets, 0.425% of the next $500 million, 0.400% of the next $500 million, and 0.375% of average annual net assets in excess of $1.5 billion. The Fund's management fee for its last fiscal year ended December 31, 2000, was 0.45% of the Fund's average annual net assets.


Possible Conflicts of Interest. The Fund offers its shares to separate accounts of different insurance companies that are not affiliated with each other, as an investment for their variable annuity, variable life and other investment product contracts. While the Fund does not foresee any disadvantages to contract owners from these arrangements, it is possible that the interests of owners of different contracts participating in the Fund through different separate accounts might conflict. For example, a conflict could arise because of differences in tax treatment.

         The Fund's Board has procedures to monitor the portfolio for possible conflicts to determine what action should be taken. If a conflict occurs, the Board might require one or more participating insurance company separate accounts to withdraw their investments in the Fund. That could force the Fund to sell securities at disadvantageous prices, and orderly portfolio management could be disrupted. Also, the Board might refuse to sell shares of the Fund to a particular separate account, or could terminate the offering of the Fund's shares if required to do so by law or if it would be in the best interests of the shareholders of the Fund to do so.

INVESTING IN THE FUND

How to Buy, and Sell Shares

HOW ARE SHARES PURCHASED? Shares of the Fund may be purchased only by separate investment accounts of participating insurance companies as an underlying investment for variable life insurance policies, variable annuity contracts or other investment products. Individual investors cannot buy shares of the Fund directly. Please refer to the accompanying prospectus of the participating insurance company for information on how to select the Fund as an investment option for that variable life insurance policy, variable annuity or other investment product. The Fund reserves the right to refuse any purchase order when the Manager believes it would be in the Fund's best interests to do so.

Information about your investment in the Fund through your variable annuity contract, variable life insurance policy or other plan can be obtained only from your participating insurance company or its servicing agent. The Fund's Transfer Agent does not hold or have access to those records. Instructions for buying or selling share of the Fund should be given to your insurance company or its servicing agent, not directly to the Fund or its Transfer Agent.

AT WHAT PRICE ARE SHARES SOLD? Shares are sold at their offering price, which is the net asset value per share. The net asset value will normally remain at $1.00 per share. However, there are no guarantees that the Fund will be able to maintain a net asset value of $1.00 per share. The Fund does not impose any sales charge on purchases of its shares. If there are any charges imposed under the variable annuity, variable life or other contract through which Fund shares are purchased, they are described in the accompanying prospectus of the participating insurance company.

         The net asset value per share is determined as of the close of The New York Stock Exchange on each day that the exchange is open for trading (referred to in this Prospectus as a "regular business day"). The Exchange normally closes at 4:00 P.M., New York time, but may close earlier on some days. All references to time in this Prospectus mean "New York time."

         The net asset value per share is determined by dividing the value of the Fund's net assets attributable to a class of shares by the number of shares of that class that are outstanding. Under a policy adopted by the Fund's Board of Trustees, the Fund uses the amortized cost method to value its securities to determine the Fund's net asset value.



The offering price that applies to an order from a participating insurance company is based on the next calculation of the net asset value per share that is made after the insurance company (as the Fund's designated agent to receive purchase orders) receives a purchase order from its contract owners to purchase Fund shares on a regular business day, provided that the Fund receives the order from the insurance company by 9:30 A.M. on the next regular business day at the offices of its Transfer Agent in Denver, Colorado.


       |X| Classes of Shares.. The Fund may offer two different classes of shares. The class of shares designated as Service shares are subject to a Distribution and Service Plan. The impact of the expenses of the Plan on Service shares is described below. The class of shares that are not subject to a Plan has no class "name" designation. The different classes of shares represent investments in the same portfolio of securities but are expected to be subject to different expenses and will likely have different share prices.

Distribution and Service Plan for Service Shares. The Fund has adopted a Distribution and Service Plan for Service shares to pay the distributor, for distribution related services for the Fund's Service shares. Although the Plan allows for payment to be made quarterly at an annual rate of up to 0.25% of the average annual net assets of Service shares of the Fund, that rate is currently reduced to 0.15%. The Board may increase that rate to no more than 0.25% per annum, without advance notification. The distributor currently uses all of those fees to compensate sponsor(s) of the insurance product that offers Fund shares, for providing personal service and maintenance of accounts of their variable contract owners that hold Service shares. The impact of the service plan is to increase operating expenses of the Service shares, which results in lower performance compared to the Fund's shares that are not subject to a service fee.


HOW ARE SHARES REDEEMED? As with purchases, only the participating insurance companies that hold Fund shares in their separate accounts for the benefit of variable annuity contracts, variable life insurance policies or other investment products can place orders to redeem shares. Contract holders and policy holders should not directly contact the Fund or its transfer agent to request a redemption of Fund shares. Contract owners should refer to the withdrawal or surrender instructions in the accompanying prospectus of the participating insurance company.

         The share price that applies to a redemption order is the next net asset value per share that is determined after the participating insurance company (as the Fund's designated agent) receives a redemption request on a regular business day from its contract or policy holder, provided that the Fund receives the order from the insurance company, generally by 9:30 a.m. the next regular business day at the office of its Transfer Agent in Denver, Colorado. The Fund normally sends payment by Federal Funds wire to the insurance company's account the day after the Fund receives the order (and no later than 7 days after the Fund's receipt of the order). Under unusual circumstances determined by the Securities and Exchange Commission, payment may be delayed or suspended.




Dividends and Taxes


DIVIDENDS. The Fund intends to declare dividends from net investment income each regular business day and to pay those dividends monthly on a date selected by the Board of Trustees. To maintain a net asset value of $1.00 per share, the Fund might withhold dividends or make distributions from capital or capital gains. Daily dividends will not be declared or paid on newly purchased shares until Federal Funds are available to the Fund from the purchase payment for such shares. Dividends and distributions will generally be lower for Service shares, which normally have higher expenses.


         All dividends (and any capital gains distributions) will be reinvested automatically in additional Fund shares at net asset value for the participating insurance company's separate account (unless the participating insurance company elects to have dividends or distributions paid in cash).

CAPITAL GAINS. The Fund normally holds its securities to maturity and therefore will not usually pay capital gains distributions. Although the Fund does not seek capital gains, it could realize capital gains on the sale of portfolio securities. If it does, it may make distributions out of any net short-term or long-term capital gains in March of each year. The Fund may make supplemental distributions of dividends and capital gains following the end of its fiscal year.

TAXES. For a discussion of the tax status of a variable annuity contract or variable life insurance policy or other insurance investment product, please refer to the accompanying prospectus of your participating insurance company. Because shares of the Fund may be purchased only through variable annuity contracts, variable life insurance policies or other insurance company separate accounts, dividends paid by the Fund from net investment income and distributions (if any) of its net realized short-term or long-term capital gains will be taxable, if at all, to the participating insurance company.

         This information is only a summary of certain federal income tax information about an investment in Fund shares. You should consult with your tax advisor or your participating insurance company about the effect of an investment in the Fund under your contract or policy.

Financial Highlights


The Financial Highlights Table is presented to help you understand the Fund's financial performance for the past 5 fiscal years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, the Fund's independent auditors, whose report, along with the Fund's financial statements, is included in the Statement of Additional Information, which is available on request. Because Service shares of the Fund were not issued prior to December 31, 2000, no financial information is shown for Service shares in the Financial Highlights table or in the financial statements included in the Statement of Additional Information.

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

                                                              Year Ended December 31,
                                                              2000         1999          1998          1997          1996
=============================================================================================================================
Per Share Operating Data
Net asset value, beginning of period                             $1.00        $1.00         $1.00         $1.00         $1.00
-----------------------------------------------------------------------------------------------------------------------------
Income from investment operations--net
investment income and net realized gain                            .06          .05           .05           .05           .05
Dividends and/or distributions to shareholders                    (.06)        (.05)         (.05)         (.05)         (.05)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                   $1.00        $1.00         $1.00         $1.00         $1.00
                                                                 =====        =====         =====         =====         =====
=============================================================================================================================
Total Return(1)                                                   6.26%        4.96%         5.25%         5.31%         5.13%
=============================================================================================================================
Ratios/Supplemental Data
Net assets, end of period (in thousands)                      $215,771     $201,066      $151,799      $126,782      $129,719
-----------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                             $204,586     $166,727      $137,633      $133,707      $ 99,263
-----------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:(2)
Net investment income                                             5.98%        4.87%         5.12%         5.19%         5.01%
Expenses                                                          0.51%        0.48%         0.50%(3)      0.48%(3)      0.49%(3)

1. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns reflect changes in net investment income only. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
2. Annualized for periods of less than one full year.
3. Expense ratio has not been grossed up to reflect the effect of expenses paid indirectly.

INFORMATION AND SERVICES

For More Information on Oppenheimer Money Fund/VA

The following additional information about the Fund is available without charge upon request:

STATEMENT OF ADDITIONAL INFORMATION

This document includes additional information about the Fund's investment policies, risks, and operations. It is incorporated by reference into this Prospectus (which means it is legally part of this Prospectus).

ANNUAL AND SEMI-ANNUAL REPORTS

Additional information about the Fund's investments and performance is available in the Fund's Annual and Semi-Annual Reports to shareholders. The Annual Report includes a discussion of market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

How to Get More Information:



By Telephone:                       Call OppenheimerFunds Services toll-free:
                                    1.800.981.2871


By Mail:                                            Write to:
                                                   OppenheimerFunds Services
                                                   P.O. Box 5270
                                                   Denver, Colorado 80217-5270


You can also obtain copies of the Statement of Additional Information and other Fund documents and reports by visiting the SEC's Public Reference Room in Washington, D.C. (Phone 1.202.942.8090) or the EDGAR database on the SEC's Internet web site at HTTP://WWW.SEC.GOV. Copies may be obtained upon payment of a duplicating fee by electronic request at the SEC's e-mail address:
PUBLICINFO@SECGOV, or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102.

No one has been authorized to provide any information about the Fund or to make any representations about the Fund other than what is contained in this Prospectus. This Prospectus is not an offer to sell shares of the Fund, nor a solicitation of an offer to buy shares of the Fund, to any person in any state or other jurisdiction where it is unlawful to make such an offer.


SEC File No. 811-4108
PR0660.001.0501
Printed on recycled paper.


Appendix to Prospectus of
Oppenheimer Money Fund/VA
(a series of Oppenheimer Variable Account Funds)


         Graphic material included in the Prospectus of Oppenheimer Money Fund/VA (the "Fund") under the heading "Annual Total Return (as of 12/31 each year)":

     A bar chart will be included in the Prospectus of the Fund depicting the annual total returns of a hypothetical investment in shares of the Fund for each of the ten most recent calendar years, without deducting separate account expenses. Set forth below are the relevant data that will appear on the bar chart:

Calendar
Year
Ended                                                Annual Total Returns


12/31/91                                                      6.18%
12/31/92                                                      4.03%
12/31/93                                                      3.16%
12/31/94                                                      4.21%
12/31/95                                                      5.62%
12/31/96                                                      5.13%
12/31/97                                                      5.32%
12/31/98                                                      5.25%
12/31/99                                                      4.96%
12/31/00                                                      6.26%

Oppenheimer
High Income Fund/VA
A series of Oppenheimer Variable Account Funds

Prospectus dated May 1, 2001

Oppenheimer High Income Fund/VA is a mutual fund that seeks a high level of current income. The Fund invests primarily in lower-grade, high-yield debt securities. Shares of the Fund are sold only as the underlying investment for variable life insurance policies, variable annuity contracts and other insurance company separate accounts. A prospectus for the insurance product you have selected accompanies this Prospectus and explains how to select shares of the Fund as an investment under that insurance product. This Prospectus contains important information about the Fund's objective, its investment policies, strategies and risks. Please read this Prospectus (and your insurance product prospectus) carefully before you invest and keep them for future reference about your account.



As with all mutual funds, the Securities And Exchange Commission has not approved or disapproved the Fund's securities nor has it determined that this Prospectus is accurate or complete. It is a criminal offense to represent otherwise.





Contents

                  About the Fund


                  The Fund's Objective and Investment Strategies

                  Main Risks of Investing in the Fund

                  The Fund's Past Performance

                  About the Fund's Investments

                  How the Fund is Managed


                  Investing in the Fund


                  How to Buy and Sell Shares

                  Dividends, Capital Gains and Taxes

                  Financial Highlights

About the Fund

The Fund's Objective and Investment Strategies



What Is the Fund's Investment Objective? The Fund seeks a high level of current income from investment in high-yield fixed-income securities.



What Does the Fund Invest In? The Fund invests mainly in a variety of high-yield fixed-income securities of domestic and foreign issuers. The Fund's investments typically include: o lower-grade, high-yield domestic and foreign corporate bonds and notes (these are the main focus of the Fund's portfolio),

o        mortgage-related securities and asset-backed securities,
o        "preferred stocks,
o        "structured" notes,
o        foreign government bonds and notes, and

o         "zero-coupon" and "step" bonds.

         Under normal market conditions, the Fund invests at least 65% of its total assets, and can invest without limit, in high-yield, lower-grade fixed-income securities, commonly called "junk bonds." Lower-grade securities are below investment-grade securities, and are rated below "Baa" by Moody's Investors Service or below "BBB" by Standard & Poor's or have comparable ratings by other nationally-recognized rating organizations (or, in the case of unrated securities, have comparable ratings assigned by the Fund's investment manager, OppenheimerFunds, Inc.).

         The Fund's foreign investments can include securities of issuers in developed markets as well as emerging markets, which have special risks. The Fund can also invest in loan participations and can use hedging instruments and certain derivative investments, primarily mortgage-related securities and "structured" notes, to try to increase income or to try to manage investment risks. These investments are more fully explained in "About the Fund's Investments," below.

|X| How Do the Portfolio Managers Decide What Securities to Buy or Sell? In selecting securities for the Fund, the Fund's portfolio managers analyze the overall investment opportunities and risks in different market sectors, industries and countries. The portfolio managers' overall strategy is to build a broadly diversified portfolio of debt securities to help moderate the special risks of investing in lower-grade, high yield debt instruments. The portfolio managers currently focus on the factors below (some of which may vary in particular cases and may change over time), looking for:

|_| Securities offering high current income,

|_| Issuers in industries that are currently undervalued,

|_| Issuers with strong cash flows,

|_| Changes in the business cycle that might affect corporate profits.

         The Fund's diversification strategies, both with respect to securities issued by different companies and within different industries, are intended to reduce the volatility of the Fund's share prices while providing opportunities for high current income.

Who Is the Fund Designed For? The Fund's shares are available only as an investment option under certain variable annuity contracts, variable life insurance policies and investment plans offered through insurance company separate accounts of participating insurance companies, for investors seeking high current income from a portfolio emphasizing lower-grade domestic and foreign debt securities. Those investors should be willing to assume the special risks of lower-grade debt securities. Since the Fund's income level will fluctuate, it is not designed for investors needing an assured level of current income. Also, the Fund does not seek capital appreciation. The Fund is designed as a long-term investment. However, the Fund is not a complete investment program.

Main Risks of Investing in the Fund

         All investments carry risks to some degree. The Fund's investments in debt securities are subject to changes in their value from a number of factors described below. There is also the risk that the value of your investment could be eroded over time by the effects of inflation and that poor security selection by the Fund's investment manager, OppenheimerFunds, Inc., will cause the Fund to underperform other funds having similar objectives.

         These risks collectively form the risk profile of the Fund, and can affect the value of the Fund's investments, its investment performance and its price per share. These risks mean that you can lose money by investing in the Fund. When you redeem your shares, they may be worth more or less than what you paid for them.

         However, changes in the overall market prices of securities and the income they pay can occur at any time. The share price and yield of the Fund will change daily based on changes in market prices of securities and market conditions, and in response to other economic events. There is no assurance that the Fund will achieve its investment objective.

         |X| Credit Risk. Debt securities are subject to credit risk. Credit risk relates to the ability of the issuer of a security to make interest and principal payments on the security as they become due. If the issuer fails to pay interest, the Fund's income might be reduced, and if the issuer fails to repay principal, the value of that security and of the Fund's shares might be reduced. The Fund's investments in debt securities, particularly high-yield, lower-grade debt securities, are subject to risks of default.

                  |_| Special Risks of Lower-Grade Securities. Because the Fund can invest without limit in securities below investment grade to seek high income and emphasizes these securities in its investment program, the Fund's credit risks are greater than those of funds that buy only investment-grade bonds. Lower-grade debt securities may be subject to greater market fluctuations and greater risks of loss of income and principal than investment-grade debt securities. Securities that are (or that have fallen) below investment grade are exposed to a greater risk that the issuers of those securities might not meet their debt obligations. These risks can reduce the Fund's share prices and the income it earns.

         |X| Interest Rate Risks. The values of debt securities, including government securities, are subject to change when prevailing interest rates change. When interest rates fall, the values of already-issued debt securities generally rise. When interest rates rise, the values of already-issued debt securities generally fall, and they may sell at a discount from their face amount. The magnitude of these fluctuations will often be greater for longer-term debt securities than shorter-term debt securities. The Fund's share prices can go up or down when interest rates change because of the effect of the changes on the value of the Fund's investments in debt securities.

         |X| Risks of Foreign Investing. The Fund can invest its assets without limit in foreign debt securities and can buy securities of governments and companies in both developed markets and emerging markets. The Fund normally invests part of its assets in foreign securities. While foreign securities offer special investment opportunities, there are also special risks that can reduce the Fund's share prices and returns.

         The change in value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of securities denominated in that foreign currency. Currency rate changes can also affect the distributions the Fund makes from the income it receives from foreign securities as foreign currency values change against the U.S. dollar. Foreign investing can result in higher transaction and operating costs for the Fund. Foreign issuers are not subject to the same accounting and disclosure requirements that U.S. companies are subject to.

         The value of foreign investments may be affected by exchange control regulations, expropriation or nationalization of a company's assets, foreign taxes, delays in settlement of transactions, changes in governmental economic or monetary policy in the U.S. or abroad, or other political and economic factors.

         |X| Prepayment Risk. Prepayment risk occurs when the mortgages underlying a mortgage-related security are prepaid at a rate faster than anticipated (usually when interest rates fall) and the issuer of the security can prepay the principal prior to the security's maturity. Mortgage-related securities that are subject to prepayment risk, including the mortgage-related securities that the Fund buys, generally offer less potential for gains when prevailing interest rates decline, and have greater potential for loss than other debt securities when interest rates rise.

         The impact of prepayments on the price of a security may be difficult to predict and may increase the volatility of the price. The Fund might have to reinvest the proceeds of prepaid securities in new securities offering lower yields. Additionally, the Fund can buy mortgage-related securities at a premium. Accelerated prepayments on those securities could cause the Fund to lose the portion of its principal investment represented by the premium the Fund paid.

                  |X| There are Special Risks in Using Derivative Investments. The Fund can use derivatives to seek increased income or to try to hedge investment risks. In general terms, a derivative investment is an investment contract whose value depends on (or is derived from) the value of an underlying asset, interest rate or index. Options, futures, interest rate swaps, structured notes and mortgage-related securities are examples of derivatives the Fund can use.

         If the issuer of the derivative does not pay the amount due, the Fund can lose money on the investment. Also, the underlying security or investment on which the derivative is based, and the derivative itself, might not perform the way the Manager expected it to perform. If that happens, the Fund's share price could decline or the Fund could get less income than expected. The Fund has limits on the amount of particular types of derivatives it can hold. However, using derivatives can cause the Fund to lose money on its investment and/or increase the volatility of its share prices.

How Risky is the Fund Overall? In the short term, the values of debt securities can fluctuate substantially because of interest rate changes. Foreign debt securities, particularly those of issuers in emerging markets, and high yield securities can be volatile, and the price of the Fund's shares can go up and down substantially because of events affecting foreign markets or issuers or events affecting the high yield market. The Fund's security diversification strategy may help cushion the Fund's shares prices from that volatility, but debt securities are subject to other credit and interest rate risks that can affect their values and the share prices of the Fund. The Fund generally has more risks than bond funds that focus on U. S. government securities and investment-grade bonds but may be less volatile than funds that focus solely on investments in a single foreign sector, such as emerging markets.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund's Past Performance


         The bar chart and table below show one measure of the risks of investing in the Fund, by showing changes in the Fund's performance from year to year for the last ten calendar years and by showing how the average annual total returns of the Fund's shares compare to those of a broad-based market index. Performance is not shown for the Fund's Service shares, which were not offered as of December 31, 2000. Because Service shares are subject to a service fee, the performance is expected to be lower for any given period. The Fund's past investment performance is not necessarily an indication of how the Fund will perform in the future.


Annual Total Returns (as of 12/31 each year)

[See appendix to prospectus for data in bar chart showing annual total returns]


For the period from 1/1/01 through 3/31/01, the Fund's cumulative return (not annualized) was 4.24%. Charges imposed by the separate accounts that invest in the Fund are not included in the calculations of return in this bar chart, and if those charges were included, the returns would be less than those shown. During the period shown in the bar chart, the highest return (not annualized) for a calendar quarter was 13.07% (1st Q '91) and the lowest return (not annualized) for a calendar quarter was -7.12% (3rd Q '98).




Average  Annual Total  Returns
for the periods ended              1 Year             5 Years         10 Years
December 31, 2000



Oppenheimer High Income            -3.74%              5.42%           11.72%
Fund/VA
(inception 4/30/86)




Merrill Lynch High Yield          -3.79%               4.89%           10.86%
Master Index




The Fund's returns in the table measure the performance of a hypothetical account without deducting charges imposed by the separate accounts that invest in the Fund and assume that all dividends and capital gains distributions have been reinvested in additional shares. The Fund's performance is compared to the Merrill Lynch High Yield Master Index, an unmanaged index of U.S. corporate and government bonds that is a measure of the performance of the high-yield corporate bond market. It must be remembered that the index performance reflects the reinvestment of income but does not consider the effects of transaction costs. Also, the Fund may have investments that vary from the index.


The Fund's total returns should not be expected to be the same as the returns of other Oppenheimer funds, even if both funds have the same portfolio managers and/or similar names.

About the Fund's Investments

The Fund's Principal Investment Policies. The allocation of the Fund's portfolio among different types of investments will vary over time based upon the Manager's evaluation of economic and market trends. The Fund's portfolio might not always include all of the different types of investments described below. The Statement of Additional Information contains more details about the Fund's investment policies and risks.

         The Fund's investment Manager, OppenheimerFunds, Inc., tries to reduce risks by carefully researching securities before they are purchased, and in some cases by using hedging techniques. The Fund attempts to reduce its exposure to market risks by diversifying its investments, that is, by not holding a substantial percentage of securities of any one issuer and by not investing too great a percentage of the Fund's assets in any one issuer. Also, the Fund does not concentrate 25% or more of its investments in the securities of any one foreign government or in the debt and equity securities of companies in any one industry.

         A debt security is essentially a loan by the buyer to the issuer of the debt security. The issuer promises to pay back the principal amount of the loan and normally pays interest, at a fixed or variable rate, on the debt while it is outstanding. The debt securities the Fund buys may be rated by nationally recognized rating organizations or they may be unrated securities assigned an equivalent rating by the Manager. While the Fund's investments may be investment grade or below investment grade in credit quality, it is expected to invest mainly in lower-grade securities, commonly called "junk bonds." They typically offer higher yields than investment-grade bonds, because investors assume greater risks of default of these securities. The ratings definitions of the principal national rating organizations are included in Appendix A to the Statement of Additional Information.

         The Fund has no limit on the range of maturity of the debt securities it can buy, and therefore may hold obligations with short, medium or long-term maturities. However, longer term securities typically offer higher yields than shorter-term securities and therefore the Fund will focus on longer-term debt to seek higher income. However, longer-term securities fluctuate more in price when interest rates change than shorter-term securities.

         The Fund can invest some of its assets in other types of securities, including common stocks and other equity securities of foreign and U.S. companies. However, the Fund does not anticipate having significant investments in those types of securities as part of its normal portfolio strategy.


         |X| High-Yield, Lower-Grade Fixed-Income Securities of U.S. Issuers. There are no restrictions on the amount of the Fund's assets that can be invested in debt securities below investment grade. The Fund can invest in securities rated as low as "C" or "D", in unrated bonds or bonds which are in default at the time the Fund buys them. While securities rated "Baa" by Moody's or "BBB" by S&P are considered "investment grade," they have some speculative characteristics.

         The Manager does not rely solely on ratings issued by rating organizations when selecting investments for the Fund. The Fund can buy unrated securities that offer high current income. The Manager assigns a rating to an unrated security that is equivalent to the rating of a rated security that the Manager believes offers comparable yields and risks.

         While investment-grade securities are subject to risks of non-payment of interest and principal, generally, higher yielding lower-grade bonds, whether rated or unrated, have greater risks than investment-grade securities. They may be subject to greater market fluctuations and risk of loss of income and principal than investment-grade securities. There may be less of a market for them and therefore they may be harder to sell at an acceptable price. There is a relatively greater possibility that the issuer's earnings may be insufficient to make the payments of interest and principal due on the bonds.

         These risks mean that the Fund may not achieve the expected income from lower-grade securities, and that the Fund's net asset value per share may be affected by declines in value of these securities.

         |X| CMOs and Mortgage-Backed Securities. The Fund can invest a substantial portion of its assets in mortgage-backed securities issued by private issuers, which do not offer the credit backing of U.S. government securities. Primarily these include multi-class debt or pass-through certificates secured by mortgage loans. They may be issued by banks, savings and loans, mortgage bankers and other non-governmental issuers. Private issuer mortgage-backed securities are subject to the credit risks of the issuers (as well as the interest rate risks and prepayment risks of CMOs, discussed below), although in some cases they may be supported by insurance or guarantees.

     |X| Mortgage-Related U.S. Government Securities. The Fund can buy interests in pools of residential or commercial mortgages, in the form of collateralized mortgage obligations ("CMOs") and other "pass-through" mortgage securities. CMOs that are U.S. government securities have collateral to secure payment of interest and principal. They may be issued in different series each having different interest rates and maturities. The collateral is either in the form of mortgage pass-through certificates issued or guaranteed by a U.S. agency or instrumentality or mortgage loans insured by a U.S. government agency. The Fund can have substantial amounts of its assets invested in mortgage-related U.S. government securities.

         The prices and yields of CMOs are determined, in part, by assumptions about the cash flows from the rate of payments of the underlying mortgages. Changes in interest rates may cause the rate of expected prepayments of those mortgages to change. In general, prepayments increase when general interest rates fall and decrease when interest rates rise.



         If prepayments of mortgages underlying a CMO occur faster than expected when interest rates fall, the market value and yield of the CMO could be reduced. Additionally, the Fund may have to reinvest the prepayment proceeds in other securities paying interest at lower rates, which could reduce the Fund's yield.

         If interest rates rise rapidly, prepayments may occur at slower rates than expected, which could have the effect of lengthening the expected maturity of a short or medium-term security. That could cause its value to fluctuate more widely in response to changes in interest rates. In turn, this could cause the value of the Fund's shares to fluctuate more.

         |X| Asset-Backed Securities. The Fund can buy asset-backed securities, which are fractional interests in pools of loans collateralized by the loans or other assets or receivables. They are issued by trusts and special purpose corporations that pass the income from the underlying pool to the buyer of the interest. These securities are subject to the risk of default by the issuer as well as by the borrowers of the underlying loans in the pool.

          |X| Foreign Debt Securities. The Fund can buy debt securities issued by foreign governments and companies, as well as "supra-national" entities, such as the World Bank. The Fund will not invest 25% or more of its total assets in debt securities of any one foreign government or in debt securities of companies in any one industry. The Fund has no requirements as to the maturity range of the foreign debt securities it can buy, or as to the market capitalization range of the issuers of those securities.

         The Fund's foreign debt investments can be denominated in U.S. dollars or in foreign currencies. The Fund will buy foreign currency only in connection with the purchase and sale of foreign securities and not for speculation.

                  |_| Special Risks of Emerging and Developing Markets. Securities of issuers in emerging and developing markets may offer special investment opportunities but present risks not found in more mature markets. Those securities may be more difficult to sell at an acceptable price and their prices may be more volatile than securities of issuers in more developed markets. They may be very speculative. Settlements of trades may be subject to greater delays so that the Fund may not receive the proceeds of a sale of a security on a timely basis.

         These countries might have less developed trading markets and exchanges. Emerging market countries may have less developed legal and accounting systems, and investments may be subject to greater risks of government restrictions on withdrawing the sales proceeds of securities from the country. Economies of developing countries may be more dependent on relatively few industries that may be highly vulnerable to local and global changes. Governments may be more unstable and present greater risks of nationalization or restrictions on foreign ownership of securities of local companies.

         |X| "Structured" Notes. The Fund can buy "structured" notes, which are specially-designed derivative debt investments. Their principal payments or interest payments are linked to the value of an index (such as a currency or securities index) or commodity. The terms of the instrument may be "structured" by the purchaser (the Fund) and the borrower issuing the note.


         The principal and/or interest payments depend on the performance of one or more other securities or indices, and the values of these notes will therefore fall or rise in response to the changes in the values of the underlying security or index. They are subject to both credit and interest rate risks and therefore the Fund could receive more or less than it originally invested when the notes mature, or it might receive less interest than the stated coupon payment if the underlying investment or index does not perform as anticipated. Their values may be very volatile and they may have a limited trading market, making it difficult for the Fund to sell its investment at an acceptable price.

         |X| Special Portfolio Diversification Requirements. To enable a variable annuity or variable life insurance contract based on an insurance company separate account to qualify for favorable tax treatment under the Internal Revenue Code, the underlying investments must follow special diversification requirements that limit the percentage of assets that can be invested in securities of particular issuers. The Fund's investment program is managed to meet those requirements, in addition to other diversification requirements under the Internal Revenue Code and the Investment Company Act that apply to publicly-sold mutual funds.

         Failure by the Fund to meet those special requirements could cause earnings on a contract owner's interest in an insurance company separate account to be taxable income. Those diversification requirements might also limit, to some degree, the Fund's investment decisions in a way that could reduce its performance.

         |X| Can the Fund's Investment Objective and Policies Change? The Fund's Board of Trustees can change non-fundamental investment policies without shareholder approval, although significant changes will be described in amendments to this Prospectus. Fundamental policies cannot be changed without the approval of a majority of the Fund's outstanding voting shares. The Fund's investment objective is a fundamental policy. Investment restrictions that are fundamental policies are listed in the Statement of Additional Information. An investment policy is not fundamental unless this Prospectus or the Statement of Additional Information says that it is.

         |X| Portfolio Turnover. The Fund may engage in short-term trading to try to achieve its objective. Portfolio turnover affects brokerage and transaction costs the Fund pays. The Financial Highlights table below shows the Fund's portfolio turnover rates during prior fiscal years.

Other Investment Strategies. To seek its objective, the Fund can also use the investment techniques and strategies described below. The Manager might not always use all of them. These techniques involve risks, although some are designed to help reduce overall investment or market risks.

     |X| U.S. Government Securities. The Fund can invest in securities issued or guaranteed by the U.S. Treasury or other government agencies or federally-chartered corporate entities referred to as "instrumentalities." These are referred to as "U.S. government securities" in this Prospectus.


     |_| U.S. Treasury Obligations. These include Treasury bills (which have maturities of one year or less when issued), Treasury notes (which have maturities of from one to ten years), and Treasury bonds (which have maturities of more than ten years). Treasury securities are backed by the full faith and credit of the United States as to timely payments of interest and repayments of principal. The Fund can also buy U. S. Treasury securities that have been "stripped" of their coupons by a Federal Reserve Bank, zero-coupon U.S. Treasury securities described below, and Treasury Inflation-Protection Securities ("TIPS").

                  |_| Obligations of U.S. Government Agencies or
Instrumentalities. These include direct obligations and mortgage-related securities that have different levels of credit support from the U.S. government. Some are supported by the full faith and credit of the U.S. government, such as Government National Mortgage Association pass-through mortgage certificates (called "Ginnie Maes"). Some are supported by the right of the issuer to borrow from the U.S. Treasury under certain circumstances, such as Federal National Mortgage Association bonds ("Fannie Maes"). Others are supported only by the credit of the entity that issued them, such as Federal Home Loan Mortgage Corporation obligations ("Freddie Macs").

         |X| Zero-Coupon and "Stripped" Securities. Some of the government and corporate debt securities the Fund buys are zero-coupon bonds that pay no interest. They are issued at a substantial discount from their face value. "Stripped" securities are the separate income or principal components of a debt security. Some CMOs or other mortgage-related securities may be stripped, with each component having a different proportion of principal or interest payments. One class might receive all the interest and the other all the principal payments.

         Zero-coupon and stripped securities are subject to greater fluctuations in price from interest rate changes than conventional interest-bearing securities. The Fund may have to pay out the imputed income on zero-coupon securities without receiving the actual cash currently. Interest-only securities are particularly sensitive to changes in interest rates.

         The values of interest-only mortgage-related securities are also very sensitive to prepayments of underlying mortgages. Principal-only securities are also sensitive to changes in interest rates. When prepayments tend to fall, the timing of the cash flows to these securities increases, making them more sensitive to changes in interest rates. The market for some of these securities may be limited, making it difficult for the Fund to dispose of its holdings at an acceptable price. The Fund can invest up to 50% of its total assets in zero-coupon securities issued by either the U.S. Treasury or companies.

         |X| Participation Interests in Loans. These securities represent an undivided fractional interest in a loan obligation by a borrower. They are typically purchased from banks or dealers that have made the loan or are members of the loan syndicate. The loans may be to foreign or U.S. companies. The Fund does not invest more than 5% of its net assets in participation interests of any one borrower. They are subject to the risk of default by the borrower. If the borrower fails to pay interest or repay principal, the Fund can lose money on its investment.





         |X| Preferred Stock. Unlike common stock, preferred stock typically has a stated dividend rate. Preferred stock dividends may be cumulative (they remain a liability of the company until they are paid) or non-cumulative. When prevailing interest rates rise, the value of preferred stock having a fixed dividend rate tends to fall. The right to payment of dividends on preferred stock is generally subordinate to the rights of a corporation's debt securities.

         |X| Illiquid and Restricted Securities. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. A restricted security is one that has a contractual restriction on its resale or which cannot be sold publicly until it is registered under the Securities Act of 1933. The Fund will not invest more than 15% of its net assets in illiquid or restricted securities. Certain restricted securities that are eligible for resale to qualified institutional purchasers may not be subject to that limit. The Manager monitors holdings of illiquid securities on an ongoing basis to determine whether to sell any holdings to maintain adequate liquidity.

         |X| Derivative Investments. The Fund can invest in a number of different kinds of "derivative" investments. In the broadest sense, exchange-traded options, futures contracts, structured notes, CMOs and other hedging instruments the Fund can use may be considered "derivative investments." In addition to using hedging instruments, the Fund can use other derivative investments because they offer the potential for increased income.

         Markets underlying securities and indices may move in a direction not anticipated by the Manager. Interest rate and stock market changes in the U.S. and abroad may also influence the performance of derivatives. As a result of these risks the Fund could realize less principal or income from the investment than expected. Certain derivative investments held by the Fund may be illiquid.

         |X| Hedging. The Fund can buy and sell futures contracts, put and call options, forward contracts and options on futures and broadly-based securities indices. These are all referred to as "hedging instruments." The Fund does not use hedging instruments for speculative purposes, and has limits on its use of them. The Fund is not required to use hedging instruments in seeking its goal.

         The Fund could buy and sell options, futures and forward contracts for a number of purposes. It might do so to try to manage its exposure to the possibility that the prices of its portfolio securities may decline, or to establish a position in the securities market as a temporary substitute for purchasing individual securities. It might do so to try to manage its exposure to changing interest rates.

         Options trading involves the payment of premiums and has special tax effects on the Fund. There are also special risks in particular hedging strategies. For example, if a covered call written by the Fund is exercised on an investment that has increased in value, the Fund will be required to sell the investment at the call price and will not be able to realize any profit if the investment has increased in value above the call price. In writing a put, there is a risk that the Fund may be required to buy the underlying security at a disadvantageous price.
         If the Manager used a hedging instrument at the wrong time or judged market conditions incorrectly, the strategy could reduce the Fund's return. The Fund could also experience losses if the prices of its futures and options positions were not correlated with its other investments or if it could not close out a position because of an illiquid market.

Temporary Defensive Investments. For cash management purposes, the Fund may hold cash equivalents such as commercial paper, repurchase agreements, Treasury bills and other short-term U.S. government securities. In times of adverse or unstable market or economic conditions, the Fund can invest up to 100% of its assets in temporary defensive investments. These would ordinarily be U. S. government securities, highly-rated commercial paper, bank deposits or repurchase agreements. To the extent the Fund invests defensively in these securities, it might not achieve its investment objective.

How the Fund Is Managed


The Manager. The Fund's investment Manager, OppenheimerFunds, Inc., chooses the Fund's investments and handles its day-to-day business. The Manager carries out its duties, subject to the policies established by the Fund's Board of Trustees, under an investment advisory agreement that states the Manager's responsibilities. The agreement sets the fees the Fund pays to the Manager and describes the expenses that the Fund is responsible to pay to conduct its business.

         The Manager has been an investment adviser since 1960. The Manager (including subsidiaries) manages more than $120 billion as of March 31, 2001, including other Oppenheimer funds with more than 5 million shareholder accounts. The Manager is located at Two World Trade Center, 34th Floor, New York, New York 10048-0203.


     |X| Portfolio Managers. The portfolio managers of the Fund are Thomas P. Reedy and David P. Negri. They are the persons principally responsible for the day-to-day management of the Fund's portfolio, Mr. Reedy since January 1998 and Mr. Negri since May 1999. Both are Vice Presidents of the Fund, and Mr. Reedy is Vice President and Mr. Negri is Senior Vice President of the Manager. They also serve as officers and portfolio managers for other Oppenheimer funds. Mr. Negri has been employed by the Manager since June 1989, Mr. Reedy since 1993.


         |X| Advisory Fees. Under the Investment Advisory Agreement, the Fund pays the Manager an advisory fee at an annual rate that declines on additional assets as the Fund grows: 0.75% of the first $200 million of average annual net assets, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million, 0.60% on the next $200 million and 0.50% of average annual net assets over $1 billion. The Fund's management fee for its last fiscal year ended December 31, 2000, was 0.74% of the Fund's average annual net assets.


Possible Conflicts of Interest. The Fund offers its shares to separate accounts of different insurance companies that are not affiliated with each other, as an investment for their variable annuity, variable life and other investment product contracts. While the Fund does not foresee any disadvantages to contract owners from these arrangements, it is possible that the interests of owners of different contracts participating in the Fund through different separate accounts might conflict. For example, a conflict could arise because of differences in tax treatment.

         The Fund's Board has procedures to monitor the portfolio for possible conflicts to determine what action should be taken. If a conflict occurs, the Board might require one or more participating insurance company separate accounts to withdraw their investments in the Fund. That could force the Fund to sell securities at disadvantageous prices, and orderly portfolio management could be disrupted. Also, the Board might refuse to sell shares of the Fund to a particular separate account, or could terminate the offering of the Fund's shares if required to do so by law or if it would be in the best interests of the shareholders of the Fund to do so.



Investing in the Fund


How to Buy and Sell Shares


How Are Shares Purchased? Shares of the Fund may be purchased only by separate investment accounts of participating insurance companies as an underlying investment for variable life insurance policies, variable annuity contracts or other investment products. Individual investors cannot buy shares of the Fund directly. Please refer to the accompanying prospectus of the participating insurance company for information on how to select the Fund as an investment option for that variable life insurance policy, variable annuity or other investment product. That Prospectus will indicate whether you are eligible to purchase Service shares of the Fund. The Fund reserves the right to refuse any purchase order when the Manager believes it would be in the Fund's best interests to do so.



Information about your investment in the Fund through your variable annuity contract, variable life insurance policy or other plan can be obtained only from your participating insurance company or its servicing agent. The Fund's Transfer Agent does not hold or have access to those records. Instructions for buying or selling shares of the Fund should be given to your insurance company or its servicing agent, not directly to the Fund or its Transfer Agent.


         |X| At What Price Are Shares Sold? Shares are sold at their offering price, which is the net asset value per share. The Fund does not impose any sales charge on purchases of its shares. If there are any charges imposed under the variable annuity, variable life or other contract through which Fund shares are purchased, they are described in the accompanying prospectus of the participating insurance company.

         The net asset value per share is determined as of the close of The New York Stock Exchange on each day that the exchange is open for trading (referred to in this Prospectus as a "regular business day"). The Exchange normally closes at 4:00 P.M., New York time, but may close earlier on some days. All references to time in this Prospectus mean "New York time."

         The net asset value per share is determined by dividing the value of the Fund's net assets attributable to a class of shares by the number of shares of that class that are outstanding. The Fund's Board of Trustees has established procedures to value the Fund's securities to determine the Fund's net asset value, in general based on market values. The Board has adopted special procedures for valuing illiquid and restricted securities and securities for which market values cannot be readily obtained. Because some foreign securities trade in markets and on exchanges that operate on weekends and U.S. holidays, the values of some of the Fund's foreign investments might change significantly on days when shares of the Fund cannot be purchased or redeemed.

         The offering price that applies to an order from a participating insurance company is based on the next calculation of the net asset value per share that is made after the insurance company (as the Fund's designated agent to receive purchase orders) receives a purchase order from its contract owners to purchase Fund shares on a regular business day, provided that the Fund receives the order from the insurance company, generally by 9:30 A.M. on the next regular business day at the offices of its Transfer Agent in Colorado.


       |X| Classes of Shares. The Fund may offer two different classes of shares. The class of shares designated as Service shares are subject to a Distribution and Service Plan. The impact of the expenses of the Plan on Service shares is described below. The class of shares that are not subject to a Plan has no class "name" designation. The different classes of shares represent investments in the same portfolio of securities but are expected to be subject to different expenses and will likely have different share prices.

Distribution and Service Plan for Service Shares. The Fund has adopted a Distribution and Service Plan for Service shares to pay the distributor, for distribution related services for the Fund's Service shares. Although the Plan allows for payment to be made quarterly at an annual rate of up to 0.25% of the average annual net assets of Service shares of the Fund, that rate is currently reduced to 0.15%. The Board may increase that rate to no more than 0.25% per annum, without advance notification. The distributor currently uses all of those fees to compensate sponsor(s) of the insurance product that offers Fund shares, for providing personal service and maintenance of accounts of their variable contract owners that hold Service shares. The impact of the service plan is to increase operating expenses of the Service shares, which results in lower performance compared to the Fund's shares that are not subject to a service fee.


How Are Shares Redeemed? As with purchases, only the participating insurance companies that hold Fund shares in their separate accounts for the benefit of variable annuity contracts, variable life insurance policies or other investment products can place orders to redeem shares. Contract holders and policy holders should not directly contact the Fund or its transfer agent to request a redemption of Fund shares. Contract owners should refer to the withdrawal or surrender instructions in the accompanying prospectus of the participating insurance company.

         The share price that applies to a redemption order is the next net asset value per share that is determined after the participating insurance company (as the Fund's designated agent) receives a redemption request on a regular business day from its contract or policy holder, provided that the Fund receives the order from the insurance company by 9:30 A.M. the next regular business day at the office of its Transfer Agent in Denver, Colorado. The Fund normally sends payment by Federal Funds wire to the insurance company's account the day after the Fund receives the order (and no later than 7 days after the Fund's receipt of the order). Under unusual circumstances determined by the Securities and Exchange Commission, payment may be delayed or suspended.


Dividends, Capital Gains and Taxes


Dividends. The Fund intends to declare dividends separately for each class of shares from net investment income on an annual basis, and to pay those dividends in March on a date selected by the Board of Trustees. Dividends and distributions will generally be lower for Service shares, which normally have higher expenses. The Fund has no fixed dividend rate and cannot guarantee that it will pay any dividends.


         All dividends (and any capital gains distributions will be reinvested automatically in additional Fund shares at net asset value for the account of the participating insurance company (unless the insurance company elects to have dividends or distributions paid in cash).

Capital Gains. The Fund may realize capital gains on the sale of portfolio securities. If it does, it may make distributions out of any net short-term or long-term capital gains in March of each year. The Fund may make supplemental distributions of dividends and capital gains following the end of its fiscal year. There can be no assurance that the Fund will pay any capital gains distributions in a particular year.

Taxes. For a discussion of the tax status of a variable annuity contract, a variable life insurance policy or other investment product of a participating insurance company, please refer to the accompanying prospectus of your participating insurance company. Because shares of the Fund may be purchased only through insurance company separate accounts for variable annuity contracts, variable life insurance policies or other investment products, dividends paid by the Fund from net investment income and distributions (if any) of net realized short-term and long-term capital gains will be taxable, if at all, to the participating insurance company.

         This information is only a summary of certain federal income tax information about an investment in Fund shares. You should consult with your tax advisor or your participating insurance company representative about the effect of an investment in the Fund under your contract or policy.

Financial Highlights


The Financial Highlights Table is presented to help you understand the Fund's financial performance for the past 5 fiscal years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, the Fund's independent auditors, whose report, along with the Fund's financial statements, is included in the Statement of Additional Information, which is available on request. Because Service shares of the Fund were not issued prior to December 31, 2000, no financial information is shown for Service shares in the Financial Highlights table or in the financial statements included in the Statement of Additional Information.

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

                                                               Year Ended December 31,
                                                               2000           1999          1998          1997          1996
================================================================================================================================
Per Share Operating Data
Net asset value, beginning of period                             $10.72         $11.02        $11.52        $11.13        $10.63
--------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                              1.00           1.01           .95           .94           .97
Net realized and unrealized gain (loss)                           (1.36)          (.55)         (.90)          .37           .58
--------------------------------------------------------------------------------------------------------------------------------
Total income (loss) from investment operations                     (.36)           .46           .05          1.31          1.55
--------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                              (1.09)          (.76)         (.25)         (.91)        (1.05)
Distributions from net realized gain                                 --             --          (.30)         (.01)           --
--------------------------------------------------------------------------------------------------------------------------------
Total dividends and/or distributions to shareholders              (1.09)          (.76)         (.55)         (.92)        (1.05)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                   $ 9.27         $10.72        $11.02        $11.52        $11.13
                                                                 ======         ======        ======        ======        ======
================================================================================================================================
Total Return, at Net Asset Value(1)                               (3.74)%         4.29%         0.31%        12.21%        15.26
================================================================================================================================
Ratios/Supplemental Data
Net assets, end of period (in thousands)                       $333,533       $340,829      $328,563      $291,323      $191,293
--------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                              $329,260       $340,519      $322,748      $223,617      $157,203
--------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:(2)
Net investment income                                             10.47%          9.61%         8.65%         8.88%         9.18%
Expenses                                                           0.79%          0.75%         0.78%(3)      0.82%(3)      0.81%(3)
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                              31%            33%          161%          168%          125%

1. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
2. Annualized for periods of less than one full year.
3. Expense ratio has not been grossed up to reflect the effect of expenses paid indirectly.

INFORMATION AND SERVICES
For More Information About Oppenheimer High Income Fund/VA

The following additional information about the Fund is available without charge upon request:

Statement of Additional Information
This document includes additional information about the Fund's investment policies, risks, and operations. It is incorporated by reference into this Prospectus (which means it is legally part of this Prospectus).

Annual and Semi-Annual Reports
Additional information about the Fund's investments and performance is available in the Fund's Annual and Semi-Annual Reports to shareholders. The Annual Report includes a discussion of market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.




How to Get More Information:



You can request the Statement of Additional Information, the Annual and Semi-Annual Reports, and other information about the Fund or instructions on how to contact the sponsor of your insurance product: By Telephone:
Call OppenheimerFunds Services toll-free:

1.800.981.2871

By Mail:
Write to:
OppenheimerFunds Services
P.O. Box 5270
Denver, Colorado 80217-5270
You can also obtain copies of the Statement of Additional Information and other Fund documents and reports by visiting the SEC's Public Reference Room in Washington, D.C. (Phone 1.202.942.8090) or the SEC's EDGAR database on the Internet web site at HTTP://WWW.SEC.GOV. Copies may be obtained upon payment of a duplicating fee by electronic request at the SEC's e-mail address:
PUBLICINFO@SEC.GOV, or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102.

No one has been authorized to provide any information about the Fund or to make any representations about the Fund other than what is contained in this Prospectus. This Prospectus is not an offer to sell shares of the Fund, nor a solicitation of an offer to buy shares of the Fund, to any person in any state or other jurisdiction where it is unlawful to make such an offer.

SEC File No. 811-4108
PR0640.001.0501
Printed on recycled paper.



Appendix to Prospectus of
Oppenheimer High Income Fund/VA
(a series of Oppenheimer Variable Account Funds)


         Graphic material included in the Prospectus of Oppenheimer High Income Fund/VA (the "Fund") under the heading "Annual Total Return (as of 12/31 each year)":

     A bar chart will be included in the Prospectus of the Fund depicting the annual total returns of a hypothetical $10,000 investment in shares of the Fund for each of the ten most recent calendar years, without deducting separate account expenses. Set forth below are the relevant data that will appear on the bar chart:

Calendar
Year
Ended                                                Annual Total Returns


12/31/91                                                      33.91%
12/31/92                                                      17.92%
12/31/93                                                      26.34%
12/31/94                                                      -3.18%
12/31/95                                                      20.37%
12/31/96                                                      15.25%
12/31/97                                                      12.22%
12/31/98                                                       0.31%
12/31/99                                                       4.29%
12/31/00                                                      -3.74%

Oppenheimer
Bond Fund/VA
A series of Oppenheimer Variable Account Funds

Prospectus dated May 1, 2001


Oppenheimer Bond Fund/VA is a mutual fund that seeks a high level of current income as its primary goal. As a secondary goal, the Fund seeks capital appreciation when consistent with its goal of high current income. The Fund invests mainly in investment grade debt securities. Shares of the Fund are sold only as the underlying investment for variable life insurance policies, variable annuity contracts and other insurance company separate accounts. A prospectus for the insurance product you have selected accompanies this Prospectus and explains how to select shares of the Fund as an investment under that insurance product. This Prospectus contains important information about the Fund's objective, its investment policies, strategies and risks. Please read this Prospectus (and your insurance product prospectus) carefully before you invest and keep them for future reference about your As with all mutual funds, the Securities account. and Exchange Commission has not approved or disapproved the Fund's securities nor has it determined that this Prospectus is accurate or complete. It is a criminal offense to represent otherwise.

Contents

                  About the Fund


                  The Fund's Objectives and Investment Strategies

                  Main Risks of Investing in the Fund

                  The Fund's Past Performance

                  About the Fund's Investments

                  How the Fund is Managed


                  Investing in the Fund


                  How to Buy and Sell Shares

                  Dividends, Capital Gains and Taxes

                  Financial Highlights

About the Fund

The Fund's Objectives and Investment Strategies


What Are the Fund's Investment Objectives? The Fund's main objective is to seek a high level of current income. As a secondary objective, the Fund seeks capital appreciation when consistent with its primary objective.


What Does the Fund Invest In? Normally, the Fund invests at least 65% of its total assets in investment-grade debt securities, U.S. Government securities and money market instruments. The investment-grade debt securities the Fund invests in can include the following types of obligations, which in general are referred to as "bonds": o short-, medium- and long-term foreign and U.S. government bonds and notes, o domestic and foreign corporate debt obligations, o collateralized mortgage obligations (CMOs), o other mortgage-related securities and asset-backed securities, o participation interests in loans, o "structured" notes, and o other debt obligations.

     The Fund's investments in U.S. government securities include securities issued or guaranteed by the U.S. government or its agencies or federally-chartered corporate entities referred to as "instrumentalities." These include mortgage-related U.S. government securities and CMOs.

         There is no set percentage allocation of the Fund's assets among the types of securities the Fund buys to meet the 65% investment requirement, but currently the Fund focuses mainly on U.S. government securities, CMOs, and investment-grade debt securities to do so because they currently offer higher yields than money market instruments. However, if market conditions change, the Fund's portfolio managers may change the relative allocation of the Fund's assets.

         The Fund has no limitations on the range of maturities of the debt securities in which it can invest and therefore may hold bonds with short-, medium- or long-term maturities. The Fund's investments in debt securities can include "zero coupon" securities and securities that have been "stripped" of their interest coupons. The Fund can invest up to 35% of its total assets in high yield debt securities and other debt securities that are below investment grade (commonly referred to as "junk bonds") and other investments such as preferred stock.

         The Fund can also use hedging instruments and certain derivative investments, primarily CMOs and "structured" notes, to try to enhance income or to try to manage investment risks. These investments are more fully explained in "About the Fund's Investments," below.

|X| How Do the Portfolio Managers Decide What Securities to Buy or Sell? In selecting securities for the Fund, the Fund's portfolio managers analyze the overall investment opportunities and risks in different sectors of the debt security markets by focusing on business cycle analysis and relative values between the corporate and government sectors. The portfolio managers' overall strategy is to build a broadly diversified portfolio of debt securities. The portfolio managers currently focus on the factors below (some of which may vary in particular cases and may change over time), looking for:

|_| High current income from different types of corporate and government debt securities,

|_| Investment-grade securities, primarily to help reduce credit risk,

|_| Broad portfolio diversification to help reduce the volatility of the Fund's share prices,

|_| Relative values among the debt securities market sectors.

Who Is the Fund Designed For? The Fund's shares are available only as an investment option under certain variable annuity contracts, variable life insurance policies and investment plans offered through insurance company separate accounts of participating insurance companies, for investors seeking high current income from a fund that invests mainly in investment-grade debt securities, but which can also hold below-investment-grade securities to seek higher income. Those investors should be willing to assume the credit risks of a fund that typically invests a significant amount of its assets in debt securities and the changes in share prices that can occur when interest rates rise. Since the Fund's income level will fluctuate, it is not designed for investors needing an assured level of current income. The Fund is not a complete investment program.

Main Risks of Investing in the Fund

         All investments carry risks to some degree. The Fund's investments are subject to changes in their value from a number of factors, described below. There is also the risk that the value of your investment could be eroded over time by the effects of inflation and that poor security selection by the Fund's investment manager, OppenheimerFunds, Inc., will cause the Fund to underperform other funds having similar objectives.

         These risks collectively form the risk profile of the Fund, and can affect the value of the Fund's investments, its investment performance and its price per share. These risks mean that you can lose money by investing in the Fund. When you redeem your shares, they may be worth more or less than what you paid for them.

         However, changes in the overall market prices of securities and the income they pay can occur at any time. The share price and yield of the Fund will change daily based on changes in market prices of securities and market conditions, and in response to other economic events. There is no assurance that the Fund will achieve its investment objective.

         |X| Credit Risk. Debt securities are subject to credit risk. Credit risk relates to the ability of the issuer of a security to make interest and principal payments on the security as they become due. If the issuer fails to pay interest, the Fund's income might be reduced, and if the issuer fails to repay principal, the value of that security and of the Fund's shares might be reduced. While the Fund's investments in U.S. government securities are subject to little credit risk, debt securities issued by domestic and foreign corporations and by foreign governments are subject to risks of default.

         Securities that are (or that have fallen) below investment grade are exposed to a greater risk that the issuers of those securities might not meet their debt obligations. Those risks can reduce the Fund's share prices and the income it earns.
                  |_| Special Risks of Lower-Grade Securities. Because the Fund can invest up to 35% of its total assets in securities below investment grade to seek higher income, the Fund's credit risks are greater than those of funds that buy only investment grade securities. Lower-grade debt securities may be subject to greater market fluctuations and greater risks of loss of income and principal than investment-grade debt securities. Securities that are (or that have fallen) below investment grade are exposed to a greater risk than the issuers of those securities might not meet their debt obligations. Those risks can reduce the Fund's share prices and the income it earns.

         |X| Interest Rate Risks. The values of debt securities, including U.S. government securities prior to maturity, are subject to change when prevailing interest rates change. When interest rates fall, the values of already-issued debt securities generally rise. When interest rates rise, the values of already-issued debt securities generally fall, and they may sell at a discount from their face amount. The magnitude of these fluctuations will often be greater for longer-term debt securities than shorter-term debt securities. However, interest rate changes may have different effects on the values of mortgage-related securities because of prepayment risks, discussed below. The Fund's share prices can go up or down when interest rates change because of the effect of the changes on the value of the Fund's investments in debt securities.

         |X| Prepayment Risk. Prepayment risk occurs when the mortgages underlying a mortgage-related security are prepaid at a rate faster than anticipated (usually when interest rates fall) and the issuer of a security can prepay the principal prior to the security's maturity. Mortgage-related securities that are subject to prepayment risk, including the CMOs and other mortgage-related securities that the Fund buys, generally offer less potential for gains when prevailing interest rates decline, and have greater potential for loss when interest rates rise.

         The impact of prepayments on the price of a security may be difficult to predict and may increase the volatility of the price. Additionally, the Fund may buy mortgage-related securities at a premium. Accelerated prepayments on those securities could cause the Fund to lose the portion of its principal investment represented by the premium the Fund paid.

         |X| Risks of Foreign Investing. The Fund can invest its assets without limit in foreign debt securities and can buy securities of governments and companies in both developed markets and emerging markets. While foreign securities offer special investment opportunities, there are also special risks that can reduce the Fund's share prices and returns.

         The change in value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of securities denominated in that foreign currency. Currency rate changes can also affect the distributions the Fund makes from the income it receives from foreign securities as foreign currency values change against the U.S. dollar. Foreign investing can result in higher transaction and operating costs for the Fund. Foreign issuers are not subject to the same accounting and disclosure requirements that U.S. companies are subject to.

         The value of foreign investments may be affected by exchange control regulations, expropriation or nationalization of a company's assets, foreign taxes, delays in settlement of transactions, changes in governmental economic or monetary policy in the U.S. or abroad, or other political and economic factors.

         |X| There are Special Risks in Using Derivative Investments. The Fund can use derivatives to seek increased income or to try to hedge investment risks. In general terms, a derivatives investment is an investment contract whose value depends on (or is derived from) the value of an underlying asset, interest rate or index. Options, futures, interest rate swaps, structured notes and CMOs are examples of derivatives the Fund can use.

         If the issuer of the derivative does not pay the amount due, the Fund can lose money on the investment. Also, the underlying security or investment on which the derivative is based, and the derivative itself, might not perform the way the Manager expected it to perform. If that happens, the Fund's share price could decline or the Fund could get less income than expected. The Fund has limits on the amount of particular types of derivatives it can hold. However, using derivatives can cause the Fund to lose money on its investment and/or increase the volatility of its share prices.

How Risky is the Fund Overall? Debt securities are subject to credit and interest rate risks that can affect their values and the share prices of the Fund. Prepayment risks of mortgage-backed securities can cause the Fund to reinvest the proceeds of its investments in lower-yielding securities. The Fund generally has more risks than bond funds that focus on U.S. government securities but the Fund's emphasis on investment-grade securities may make its share prices less volatile than high yield bond funds or funds that focus on foreign bonds.


An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


The Fund's Past Performance


         The bar chart and table below show one measure of the risks of investing in the Fund, by showing changes in the Fund's performance from year to year for the last ten calendar years and by showing how the average annual total returns of the Fund's shares compare to those of a broad-based market index. Performance is not shown for the Fund's Service shares, which were not offered as of December 31, 2000. Because Service shares are subject to a service fee, the performance is expected to be lower for any given period. The Fund's past investment performance is not necessarily an indication of how the Fund will perform in the future.


Annual Total Returns (as of 12/31 each year)

[See appendix to prospectus for data in bar chart showing annual total returns]



For the period from 1/1/01 through 3/31/01, the Fund's cumulative return (not annualized) was 4.04%. Charges imposed by the separate accounts that invest in the Fund are not included in the calculations of return in this bar chart, and if those charges were included, the returns would be less than those shown. During the period shown in the bar chart, the highest return (not annualized) for a calendar quarter was 5.60% (2nd Q '95) and the lowest return (not annualized) for a calendar quarter was -1.90% (1st Q '94).






Average  Annual Total  Returns
for the periods ended              1 Year           5 Years          10 Years
December 31, 2000



Oppenheimer Bond                   6.10%             5.02%              7.58%
Fund/VA
(inception 4/3/85)



Lehman Brothers Corporate          9.39%             5.80%              8.44%
Bond Index




The Fund's returns in the table measure the performance of a hypothetical account without deducting charges imposed by the separate accounts that invest in the Fund and assume that all dividends and capital gains distributions have been reinvested in additional shares. The Fund's performance is compared to the Lehman Brothers Corporate Bond Index, an unmanaged index of non-convertible investment grade corporate debt of U.S. issuers that is a measure of the general domestic bond market. The index performance reflects the reinvestment of income but does not consider the effects of transaction costs. Also, the Fund may have investments that vary from the index.

The Fund's total returns should not be expected to be the same as the returns of other Oppenheimer funds, even if both funds have the same portfolio managers and/or similar names.

About the Fund's Investments

The Fund's Principal Investment Policies. The allocation of the Fund's portfolio among different types of investments will vary over time based upon the Manager's evaluation of economic and market trends. The Fund's portfolio might not always include all of the different types of investments described below. The Statement of Additional Information contains more detailed information about the Fund's investment policies and risks.

         The Fund's investment Manager, OppenheimerFunds, Inc., tries to reduce risks by carefully researching securities before they are purchased, and in some cases by using hedging techniques. The Fund attempts to reduce its exposure to credit risks by limiting its investments in below-investment grade securities, as explained above. The Fund attempts to reduce its exposure to market risks by diversifying its investments, that is, by not holding a substantial percentage of the securities of any one issuer and by not investing too great a percentage of the Fund's assets in any one issuer. Also, the Fund does not concentrate 25% or more of its investments in the securities of any one foreign government or in the debt and equity securities of companies in any one industry.

         A debt security is essentially a loan by the buyer to the issuer of the debt security. The issuer promises to pay back the principal amount of the loan and normally pays interest, at a fixed or variable rate, on the debt while it is outstanding. The debt securities the Fund buys may be rated by nationally recognized rating organizations or they may be unrated securities assigned an equivalent rating by the Manager. While the Fund's investments may be above or below investment grade in credit quality, the Fund invests primarily in investment-grade debt securities. However, the Fund can invest up to 35% of its net assets in below investment-grade debt securities, commonly called "junk bonds." They typically offer higher yields than investment-grade bonds, because investors assume the greater risks of default of those securities. The ratings definitions of the principal national rating organizations is included in Appendix A to the Statement of Additional Information.

         Investment-grade debt securities are those rated in one of the four highest categories by Standard & Poor's Corporation, Moody's Investors Service, Inc., Fitch or other national rating organizations. They can also be unrated or "split-rated" (rated as investment grade by one rating organization but below investment grade by another), if determined by the Manager to be of comparable quality to rated investment-grade securities. The Fund is not obligated to dispose of securities when issuers are in default or if the rating of the security is reduced below investment grade.

         The Fund can invest some of its assets in other types of securities, including common stocks, preferred stocks, and other equity securities of foreign and U.S. companies. However, the Fund does not anticipate having significant investments in those types of securities as part of its normal portfolio strategy.

         The Fund could pursue its secondary objective of capital appreciation by investing in securities convertible into common stock. Convertible securities might allow the Fund to participate in the increase in value of the issuer's underlying common stock, by exercising the conversion right. Normally the Fund would not hold the common stock for investment, although it can hold common stock as part of the value of its net assets that is not normally expected to be invested in debt securities. Typically, convertible securities also pay income until they are converted. There may be other investment strategies that could offer the Fund opportunities for capital appreciation, such as investing in defaulted securities, but these are not expected to be a significant part of the Fund's investment program.

U.S.  Government  Securities.  The Fund  can  invest  in  securities  issued  or guaranteed by the U.S. Treasury or other government agencies or federally-chartered corporate entities referred to as "instrumentalities." These are referred to as "U.S. government securities" in this Prospectus.

         |X| U.S. Treasury Obligations. These include Treasury bills (which have maturities of one year or less when issued), Treasury notes (which have maturities of from one to ten years when issued), and Treasury bonds (which have maturities of more than ten years when issued). Treasury securities are backed by the full faith and credit of the United States as to timely payments of interest and repayments of principal. The Fund can also buy U. S. Treasury securities that have been "stripped" of their coupons by a Federal Reserve Bank, zero-coupon U.S. Treasury securities described below, and Treasury Inflation-Protection Securities ("TIPS").

         |X| Obligations Issued or Guaranteed by U.S. Government Agencies or Instrumentalities. These include direct obligations and mortgage-related securities that have different levels of credit support from the U.S. government. Some are supported by the full faith and credit of the U.S. government, such as Government National Mortgage Association pass-through mortgage certificates (called "Ginnie Maes"). Some are supported by the right of the issuer to borrow from the U.S. Treasury under certain circumstances, such as Federal National Mortgage Association bonds ("Fannie Maes"). Others are supported only by the credit of the entity that issued them, such as Federal Home Loan Mortgage Corporation obligations ("Freddie Macs").

|_| Mortgage-Related U.S. Government Securities. The Fund can buy interests in pools of residential or commercial mortgages, in the form of collateralized mortgage obligations ("CMOs") and other "pass-through" mortgage securities. CMOs that are U.S. government securities have collateral to secure payment of interest and principal. They may be issued in different series each having different interest rates and maturities. The collateral is either in the form of mortgage pass-through certificates issued or guaranteed by a U.S. agency or instrumentality or mortgage loans insured by a U.S. government agency. The Fund can have substantial amounts of its assets invested in mortgage-related U.S. government securities.

         The prices and yields of CMOs are determined, in part, by assumptions about the cash flows from the rate of payments of the underlying mortgages. Changes in interest rates may cause the rate of expected prepayments of those mortgages to change. In general, prepayments increase when general interest rates fall and decrease when interest rates rise.

         If prepayments of mortgages underlying a CMO occur faster than expected when interest rates fall, the market value and yield of the CMO could be reduced. Additionally, the Fund may have to reinvest the prepayment proceeds in other securities paying interest at lower rates, which could reduce the Fund's yield.

         When interest rates rise rapidly, and if prepayments occur more slowly than expected, a short- or medium-term CMO can in effect become a long-term security, subject to greater fluctuations in value. These prepayment risks can make the prices of CMOs very volatile when interest rates change. The prices of longer-term debt securities tend to fluctuate more than those of shorter-term debt securities. That volatility will affect the Fund's share prices.

High-Yield, Lower-Grade Debt Securities. The Fund can purchase a variety of lower-grade, high-yield debt securities of U.S. and foreign issuers, including bonds, debentures, notes, preferred stocks, loan participation interests, structured notes, asset-backed securities, among others, to seek high current income. These securities are sometimes called "junk bonds." The Fund has no requirements as to the maturity of the debt securities it can buy, or as to the market capitalization range of the issuers of those securities. Up to 35% of the Fund's assets can be invested in debt securities below investment grade under normal market conditions.

         Lower-grade debt securities are those rated below "Baa" by Moody's Investors Service, Inc. or lower than "BBB" by Standard & Poor's Rating Service or that have similar ratings by other nationally-recognized rating organizations. The Fund can invest in securities rated as low as "C" or "D", in unrated bonds or bonds which are in default at the time the Fund buys them. While securities rated "Baa" by Moody's or "BBB" by S&P are considered "investment grade," they have some speculative characteristics.

         The Manager does not rely solely on ratings issued by rating organizations when selecting investments for the Fund. The Fund can buy unrated securities that offer high current income. The Manager may assign a rating to an unrated security that is equivalent to the rating of a rated security that the Manager believes offers comparable yields and risks.

         While investment-grade securities are subject to risks of non-payment of interest and principal, in general higher-yielding lower-grade bonds, whether rated or unrated, have greater risks than investment-grade securities. They may be subject to greater market fluctuations and risk of loss of income and principal than investment-grade securities. There may be less of a market for them and therefore they may be harder to sell at an acceptable price. There is a relatively greater possibility that the issuer's earnings may be insufficient to make the payments of interest and principal due on the bonds. These risks mean that the Fund may not achieve the expected income from lower-grade securities, and that the Fund's net asset value per share may be affected by declines in value of these securities.

         |X| Private-Issuer Mortgage-Backed Securities. The Fund can invest a substantial portion of its assets in mortgage-backed securities issued by private issuers, which do not offer the credit backing of U.S. government securities. Primarily these include multi-class debt or pass-through certificates secured by mortgage loans. They may be issued by banks, savings and loans, mortgage bankers and other non-governmental issuers. Private issuer mortgage-backed securities are subject to the credit risks of the issuers (as well as the interest rate risks and prepayment risks of CMOs that are U.S. government securities, discussed above), although in some cases they may be supported by insurance or guarantees.

         |X| Asset-Backed Securities. The Fund can buy asset-backed securities, which are fractional interests in pools of loans collateralized by the loans or other assets or receivables. They are issued by trusts and special purpose corporations that pass the income from the underlying pool to the buyer of the interest. These securities are subject to the risk of default by the issuer as well as by the borrowers of the underlying loans in the pool.

Foreign Debt Securities. The Fund can buy debt securities issued by foreign governments and companies, as well as "supra-national" entities, such as the World Bank. They can include bonds, debentures, and notes, including derivative investments called "structured" notes, described below. The Fund will not invest 25% or more of its total assets in debt securities of any one foreign government or in debt securities of companies in any one industry. The Fund has no requirements as to the maturity range of the foreign debt securities it can buy, or as to the market capitalization range of the issuers of those securities.

         Foreign government debt securities might not be supported by the full faith and credit of the issuing government. The Fund's foreign debt investments can be denominated in U.S. dollars or in foreign currencies. The Fund will buy foreign currency only in connection with the purchase and sale of foreign securities and not for speculation.

         |X| Special Risks of Emerging and Developing Markets. Securities of issuers in emerging and developing markets may offer special investment opportunities but present risks not found in more mature markets. Those securities may be more difficult to sell at an acceptable price and their prices may be more volatile than securities of issuers in more developed markets. Settlements of trades may be subject to greater delays so that the Fund may not receive the proceeds of a sale of a security on a timely basis. These investments may be very speculative.

         These countries might have less developed trading markets and exchanges. Emerging market countries may have less developed legal and accounting systems and investments may be subject to greater risks of government restrictions on withdrawing the sales proceeds of securities from the country. Economies of developing countries may be more dependent on relatively few industries that may be highly vulnerable to local and global changes. Governments may be more unstable and present greater risks of nationalization or restrictions on foreign ownership of stocks of local companies.

         The Fund can buy "Brady Bonds," which are U.S.-dollar denominated debt securities collateralized by zero-coupon U.S. Treasury securities. They are typically issued by emerging markets countries and are considered speculative securities with higher risks of default.

         |X| Special Portfolio Diversification Requirements. To enable a variable annuity or variable life insurance contract based on an insurance company separate account to qualify for favorable tax treatment under the Internal Revenue Code, the underlying investments must follow special diversification requirements that limit the percentage of assets that can be invested in securities of particular issuers. The Fund's investment program is managed to meet those requirements, in addition to other diversification requirements under the Internal Revenue Code and the Investment Company Act that apply to publicly-sold mutual funds.


         Failure by the Fund to meet those special requirements could cause earnings on a contract owner's interest in an insurance company separate account to be taxable income. Those diversification requirements might also limit, to some degree, the Fund's investment decisions in a way that could reduce its performance.


Can the Fund's Investment Objective and Policies Change? The Fund's Board of Trustees can change non-fundamental investment policies without shareholder approval, although significant changes will be described in amendments to this Prospectus. Fundamental policies are those that cannot be changed without the approval of a majority of the Fund's outstanding voting shares. The Fund's investment objective is a fundamental policy. Investment restrictions that are fundamental policies are listed in the Statement of Additional Information. An investment policy is not fundamental unless this Prospectus or the Statement of Additional Information says that it is.

Portfolio Turnover. The Fund may engage in short-term trading to try to achieve its objective. Portfolio turnover affects brokerage and transaction costs the Fund pays. The Financial Highlights table below shows the Fund's portfolio turnover rates during prior fiscal years.

Other Investment Strategies. To seek its objective, the Fund can also use the investment techniques and strategies described below. The Fund might not always use all of them. These techniques involve risks, although some are designed to help reduce overall investment or market risks.

         |X| Zero-Coupon and "Stripped" Securities. Some of the government and corporate debt securities the Fund buys are zero-coupon bonds that pay no interest. They are issued at a substantial discount from their face value. "Stripped" securities are the separate income or principal components of a debt security. Some CMOs or other mortgage-related securities may be stripped, with each component having a different proportion of principal or interest payments. One class might receive all the interest and the other all the principal payments.

         Zero-coupon and stripped securities are subject to greater fluctuations in price from interest rate changes than conventional interest-bearing securities. The Fund may have to pay out the imputed income on zero-coupon securities without receiving the actual cash currently. Interest-only securities are particularly sensitive to changes in interest rates.

         The values of interest-only mortgage-related securities are also very sensitive to prepayments of underlying mortgages. Principal-only securities are also sensitive to changes in interest rates. When prepayments tend to fall, the timing of the cash flows to these securities increases, making them more sensitive to changes in interest rates. The market for some of these securities may be limited, making it difficult for the Fund to dispose of its holdings at an acceptable price. The Fund can invest up to 50% of its total assets in zero-coupon securities issued by either the U.S. Treasury or companies.

         |X| Participation Interests in Loans. These securities represent an undivided fractional interest in a loan obligation by a borrower. They are typically purchased from banks or dealers that have made the loan or are members of the loan syndicate. The loans may be to foreign or U.S. companies. The Fund does not invest more than 5% of its net assets in participation interests of any one borrower. They are subject to the risk of default by the borrower. If the borrower fails to pay interest or repay principal, the Fund can lose money on its investment.

         |X| Illiquid and Restricted Securities. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. A restricted security is one that has a contractual restriction on its resale or which cannot be sold publicly until it is registered under the Securities Act of 1933. The Fund will not invest more than 15% of its net assets in illiquid or restricted securities. Certain restricted securities that are eligible for resale to qualified institutional purchasers may not be subject to that limit. The Manager monitors holdings of illiquid securities on an ongoing basis to determine whether to sell any holdings to maintain adequate liquidity.

         |X| Derivative Investments. The Fund can invest in a number of different kinds of "derivative" investments. In the broadest sense, exchange-traded options, futures contracts, structured notes, CMOs and other hedging instruments the Fund can use may be considered "derivative investments." In addition to using hedging instruments, the Fund can use other derivative investments because they offer the potential for increased income.

         Markets underlying securities and indices may move in a direction not anticipated by the Manager. Interest rate and stock market changes in the U.S. and abroad may also influence the performance of derivatives. As a result of these risks the Fund could realize less principal or income from the investment than expected. Certain derivative investments held by the Fund may be illiquid.


                  |_| "Structured" Notes. The Fund can buy "structured" notes, which are specially-designed derivative debt investments. Their principal payments or interest payments are linked to the value of an index (such as a currency or securities index) or commodity. The terms of the instrument may be "structured" by the purchaser (the Fund) and the borrower issuing the note.

         The principal and/or interest payments depend on the performance of one or more other securities or indices, and the values of these notes will therefore fall or rise in response to the changes in the values of the underlying security or index. They are subject to both credit and interest rate risks and therefore the Fund could receive more or less than it originally invested when the notes mature, or it might receive less interest than the stated coupon payment if the underlying investment or index does not perform as anticipated. Their values may be very volatile and they may have a limited trading market, making it difficult for the Fund to sell its investment at an acceptable price.

         |X| Hedging. The Fund can buy and sell futures contracts, put and call options, forward contracts and options on futures and broadly-based securities indices. These are all referred to as "hedging instruments." The Fund does not use hedging instruments for speculative purposes, and has limits on its use of them. The Fund is not required to use hedging instruments in seeking its goal.

         The Fund could buy and sell options, futures and forward contracts for a number of purposes. It might do so to try to manage its exposure to the possibility that the prices of its portfolio securities may decline, or to establish a position in the securities market as a temporary substitute for purchasing individual securities. It might do so to try to manage its exposure to changing interest rates.


         Options trading involves the payment of premiums and has special tax effects on the Fund. There are also special risks in particular hedging strategies. For example, if a covered call written by the Fund is exercised on an investment that has increased in value, the Fund will be required to sell the investment at the call price and will not be able to realize any prOMCt if the investment has increased in value above the call price. In writing a put, there is a risk that the Fund may be required to buy the underlying security at a disadvantageous price.


         If the Manager used a hedging instrument at the wrong time or judged market conditions incorrectly, the strategy could reduce the Fund's return. The Fund could also experience losses if the prices of its futures and options positions were not correlated with its other investments or if it could not close out a position because of an illiquid market.

Temporary Defensive Investments. For cash management purposes, the Fund may hold cash equivalents such as commercial paper, repurchase agreements, Treasury bills and other short-term U.S. government securities. In times of adverse or unstable market or economic conditions, the Fund can invest up to 100% of its assets in temporary defensive investments. These would ordinarily be U. S. government securities, highly-rated commercial paper, bank deposits or repurchase agreements. To the extent the Fund invests defensively in these securities, it might not achieve its primary investment objective, high current income.

How the Fund Is Managed


The Manager. The Fund's investment Manager, OppenheimerFunds, Inc., chooses the Fund's investments and handles its day-to-day business. The Manager carries out its duties, subject to the policies established by the Fund's Board of Trustees, under an investment advisory agreement that states the Manager's responsibilities. The agreement sets the fees the Fund pays to the Manager and describes the expenses that the Fund is responsible to pay to conduct its business.

         The Manager has been an investment adviser since January, 1960. The Manager (including subsidiaries) managed more than $120 billion as of March 31, 2001, including other Oppenheimer funds with more than 5 million shareholder accounts. The Manager is located at Two World Trade Center, 34th Floor, New York, New York 10048-0203.


     |X| Portfolio Managers. The portfolio managers of the Fund are David P. Negri and John S. Kowalik. They have been the persons principally responsible for the day-to-day management of the Fund's portfolio, in Mr. Negri's case since January 1990 and in Mr. Kowalik's case since July 1998. Each is a Vice President of the Fund and Senior Vice President of the Manager. Each serves as an officer and portfolio manager for other Oppenheimer funds. Mr. Negri has been employed as a portfolio manager by the Manager since July 1988. Mr. Kowalik joined the Manager in July 1998 and was previously Managing Director and Senior Portfolio Manager at Prudential Global Advisers (from 1989 to June 1998).


         |X| Advisory Fees. Under the Investment Advisory Agreement, the Fund pays the Manager an advisory fee at an annual rate that declines on additional assets as the Fund grows: 0.75% of the first $200 million of average annual net assets, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million, 0.60% on the next $200 million and 0.50% of average annual net assets over $1 billion. The Fund's management fee for its last fiscal year ended December 31, 2000, was 0.72% of the Fund's average annual net assets.


         |X| Possible Conflicts of Interest. The Fund offers its shares to separate accounts of different insurance companies that are not affiliated with each other, as an investment for their variable annuity, variable life and other investment product contracts. While the Fund does not foresee any disadvantages to contract owners from these arrangements, it is possible that the interests of owners of different contracts participating in the Fund through different separate accounts might conflict. For example, a conflict could arise because of differences in tax treatment.

         The Fund's Board has procedures to monitor the portfolio for possible conflicts to determine what action should be taken. If a conflict occurs, the Board might require one or more participating insurance company separate accounts to withdraw their investments in the Fund. That could force the Fund to sell securities at disadvantageous prices, and orderly portfolio management could be disrupted. Also, the Board might refuse to sell shares of the Fund to a particular separate account, or could terminate the offering of the Fund's shares if required to do so by law or if it would be in the best interests of the shareholders of the Fund to do so.

Investing in the Fund

How to Buy and Sell Shares


How Are Shares Purchased? Shares of the Fund may be purchased only by separate investment accounts of participating insurance companies as an underlying investment for variable life insurance policies, variable annuity contracts or other investment products. Individual investors cannot buy shares of the Fund directly. Please refer to the accompanying prospectus of the participating insurance company for information on how to select the Fund as an investment option for that variable life insurance policy, variable annuity or other investment product. That


Prospectus will indicate whether you are only eligible to purchase Service shares of the Fund. The Fund reserves the right to refuse any purchase order when the Manager believes it would be in the Fund's best interests to do so.



Information about your investment in the Fund through your variable annuity contract, variable life insurance policy or other plan can be obtained only from your participating insurance company or its servicing agent. The Fund's Transfer Agent does not hold or have access to those records. Instructions for buying or selling shares of the Fund should be given to your insurance company or its servicing agent, not directly to the Fund or its Transfer Agent.


         |X| At What Price Are Shares Sold? Shares are sold at their offering price, which is the net asset value per share. The Fund does not impose any sales charge on purchases of its shares. If there are any charges imposed under the variable annuity, variable life or other contract through which Fund shares are purchased, they are described in the accompanying prospectus of the participating insurance company.

         The net asset value per share is determined as of the close of The New York Stock Exchange on each day that the exchange is open for trading (referred to in this Prospectus as a "regular business day"). The Exchange normally closes at 4:00 P.M., New York time, but may close earlier on some days. All references to time in this Prospectus mean "New York time."

         The net asset value per share is determined by dividing the value of the Fund's net assets attributable to a class of shares by the number of shares of that class that are outstanding. The Fund's Board of Trustees has established procedures to value the Fund's securities to determine the Fund's net asset value, in general based on market values. The Board has adopted special procedures for valuing illiquid and restricted securities and securities for which market values cannot be readily obtained. Because some foreign securities trade in markets and on exchanges that operate on weekends and U.S. holidays, the values of some of the Fund's foreign investments might change significantly on days when shares of the Fund cannot be purchased or redeemed.

         The offering price that applies to an order from a participating insurance company is based on the next calculation of the net asset value per share that is made after the insurance company (as the Fund's designated agent to receive purchase orders) receives a purchase order from its contract owners to purchase Fund shares on a regular business day, provided that the Fund receives the order from the insurance company, generally by 9:30 A.M. on the next regular business day at the offices of its Transfer Agent in Colorado.


       |X| Classes of Shares. The Fund may offer two different classes of shares. The class of shares designated as Service shares are subject to a Distribution and Service Plan. The impact of the expenses of the Plan on Service shares is described below. The class of shares that are not subject to a Plan has no class "name" designation. The different classes of shares represent investments in the same portfolio of securities but are expected to be subject to different expenses and will likely have different share prices.

Distribution and Service Plan for Service Shares. The Fund has adopted a Distribution and Service Plan for Service shares to pay the distributor, for distribution related services for the Fund's Service shares. Although the Plan allows for payment to be made quarterly at an annual rate of up to 0.25% of the average annual net assets of Service shares of the Fund, that rate is currently reduced to 0.15%. The Board may increase that rate to no more than 0.25% per annum, without advance notification. The distributor currently uses all of those fees to compensate sponsor(s) of the insurance product that offers Fund shares, for providing personal service and maintenance of accounts of their variable contract owners that hold Service shares. The impact of the service plan is to increase operating expenses of the Service shares, which results in lower performance compared to the Fund's shares that are not subject to a service fee.


How Are Shares Redeemed? As with purchases, only the participating insurance companies that hold Fund shares in their separate accounts for the benefit of variable annuity contracts, variable life insurance policies or other investment products can place orders to redeem shares. Contract holders and policy holders should not directly contact the Fund or its transfer agent to request a redemption of Fund shares. Contract owners should refer to the withdrawal or surrender instructions in the accompanying prospectus of the participating insurance company.

The share price that applies to a redemption order is the next net asset value per share that is determined after the participating insurance company (as the Fund's designated agent) receives a redemption request on a regular business day from its contract or policy holder, provided that the Fund receives the order from the insurance company, generally by 9:30 A.M. the next regular business day at the office of its Transfer Agent in Colorado. The Fund normally sends payment by Federal Funds wire to the insurance company's account the day after the Fund receives the order (and no later than 7 days after the Fund's receipt of the order). Under unusual circumstances determined by the Securities and Exchange Commission, payment may be delayed or suspended.

Dividends, Capital Gains and Taxes


Dividends. The Fund intends to declare dividends separately for each class of shares from net investment income, if any, on an annual basis, and to pay those dividends in March on a date selected by the Board of Trustees. Dividends and distributions will generally be lower for Service shares, which normally have higher expenses. The Fund has no fixed dividend rate and cannot guarantee that it will pay any dividends.


         All dividends (and any capital gains distributions will be reinvested automatically in additional Fund shares at net asset value for the account of the participating insurance company (unless the insurance company elects to have dividends or distributions paid in cash).

Capital Gains. The Fund may realize capital gains on the sale of portfolio securities. If it does, it may make distributions out of any net short-term or long-term capital gains in March of each year. The Fund may make supplemental distributions of dividends and capital gains following the end of its fiscal year. There can be no assurance that the Fund will pay any capital gains distributions in a particular year.

Taxes. For a discussion of the tax status of a variable annuity contract, a variable life insurance policy or other investment product of a participating insurance company, please refer to the accompanying prospectus of your participating insurance company. Because shares of the Fund may be purchased only through insurance company separate accounts for variable annuity contracts, variable life insurance policies or other investment products, dividends paid by the Fund from net investment income and distributions (if any) of net realized short-term and long-term capital gains will be taxable, if at all, to the participating insurance company.

         This information is only a summary of certain federal income tax information about an investment in Fund shares. You should consult with your tax advisor or your participating insurance company representative about the effect of an investment in the Fund under your contract or policy.

Financial Highlights


The Financial Highlights Table is presented to help you understand the Fund's financial performance for the past 5 fiscal years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, the Fund's independent auditors, whose report, along with the Fund's financial statements, is included in the Statement of Additional Information, which is available on request. Because Service shares of the Fund were not issued prior to December 31, 2000, no financial information is shown for Service shares in the Financial Highlights table or in the financial statements included in the Statement of Additional Information.

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

                                                           Year Ended December 31,
                                                           2000            1999          1998            1997           1996
================================================================================================================================
Per Share Operating Data
Net asset value, beginning of period                         $11.52          $12.32        $11.91          $11.63         $11.84
--------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                           .94             .88           .72             .76            .69
Net realized and unrealized gain (loss)                        (.29)          (1.06)          .07             .28           (.15)
--------------------------------------------------------------------------------------------------------------------------------
Total income (loss) from investment operations                  .65            (.18)          .79            1.04            .54
--------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                           (.92)           (.57)         (.20)           (.72)          (.74)
Distributions from net realized gain                             --            (.05)         (.18)           (.04)          (.01)
--------------------------------------------------------------------------------------------------------------------------------
Total dividends and/or distributions to shareholders           (.92)           (.62)         (.38)           (.76)          (.75)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                               $11.25          $11.52        $12.32          $11.91         $11.63
                                                             ======          ======        ======          ======         ======
================================================================================================================================
Total Return, at Net Asset Value(1)                            6.10%          (1.52)%        6.80%           9.25%          4.80%
================================================================================================================================
Ratios/Supplemental Data
Net assets, end of period (in thousands)                   $562,345        $601,064      $655,543        $520,078       $426,439
--------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                          $557,873        $633,059      $586,242        $449,760       $296,253
--------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:(2)
Net investment income                                          7.94%           7.22%         6.31%           6.72%          6.72%
Expenses                                                       0.76%           0.73%         0.74%(3)        0.78%(3)       0.78%(3)
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                         260%            256%           76%            117%            82%

1. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period.
Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
2. Annualized for periods of less than one full year.
3. Expense ratio has not been grossed up to reflect the effect of expenses paid indirectly.

INFORMATION AND SERVICES
For More Information About Oppenheimer Bond Fund/VA

The following additional information about the Fund is available without charge upon request:

Statement of Additional Information
This document includes additional information about the Fund's investment policies, risks, and operations. It is incorporated by reference into this Prospectus (which means it is legally part of this Prospectus).

Annual and Semi-Annual Reports
Additional information about the Fund's investments and performance is available in the Fund's Annual and Semi-Annual Reports to shareholders. The Annual Report includes a discussion of market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.




How to Get More Information:



You can request the Statement of Additional Information, the Annual and Semi-Annual Reports, and other information about the Fund or instructions on how to contact the sponsor of your insurance product: By Telephone:
Call OppenheimerFunds Services toll-free:

1.800.981.2871

By Mail:
Write to:
OppenheimerFunds Services
P.O. Box 5270
Denver, Colorado 80217-5270
You can also obtain copies of the Statement of Additional Information and other Fund documents and reports by visiting the SEC's Public Reference Room in Washington, D.C. (Phone 1.202.942.8090) or the EDGAR database on the SEC's Internet web site at HTTP://WWW.SEC.GOV. Copies may be obtained upon payment of a duplicating fee by electronic request at the SEC's e-mail address:
PUBLICINFO@SEC.GOV, or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102.
No one has been authorized to provide any information about the Fund or to make any representations about the Fund other than what is contained in this Prospectus. This Prospectus is not an offer to sell shares of the Fund, nor a solicitation of an offer to buy shares of the Fund, to any person in any state or other jurisdiction where it is unlawful to make such an offer.

SEC File No. 811-4108
PR0630.001.0501
Printed on recycled paper.



Appendix to Prospectus of
Oppenheimer Bond Fund/VA
(a series of Oppenheimer Variable Account Funds)


         Graphic material included in the Prospectus of Oppenheimer Bond Fund/VA (the "Fund") under the heading "Annual Total Return (as of 12/31 each year)":

     A bar chart will be included in the Prospectus of the Fund depicting the annual total returns of a hypothetical $10,000 investment in shares of the Fund for each of the ten most recent calendar years, without deducting separate account expenses. Set forth below are the relevant data that will appear on the bar chart:

Calendar
Year
Ended                                                Annual Total Returns


12/31/91                                                      17.63%
12/31/92                                                       6.50%
12/31/93                                                      13.04%
12/31/94                                                      -1.94%
12/31/95                                                      17.00%
12/31/96                                                       4.80%
12/31/97                                                       9.26%
12/31/98                                                       6.80%
12/31/99                                                      -1.52%
12/31/00                                                       6.10%

Oppenheimer
Strategic Bond Fund/VA
A series of Oppenheimer Variable Account Funds

Prospectus dated May 1, 2001


Oppenheimer Strategic Bond Fund/VA is a mutual fund that seeks a high level of current income principally derived from interest on debt securities. The Fund invest mainly in three market sectors: debt securities of foreign government and companies, U.S. Government securities, and lower-rated high yield securities of U.S. and foreign companies. Shares of the Fund are sold only as the underlying investment for variable life insurance policies, variable annuity contracts and other insurance company separate accounts. A prospectus for the insurance product you have selected accompanies this Prospectus and explains how to select shares of the Fund as an investment under that insurance product. This Prospectus contains important information about the Fund's objective, its investment policies, strategies and risks. Please read this Prospectus (and your insurance product prospectus) carefully before you invest and keep them for future reference about your account.






As with all mutual funds, the Securities And Exchange Commission has not approved or disapproved the Fund's securities nor has it determined that this Prospectus is accurate or complete. It is a criminal offense to represent otherwise.



CONTENTS


                          ABOUT THE FUND

                          The Fund's Objective and Investment Strategies

                          Main Risks of Investing in the Fund

                          The Fund's Past Performance

                          About the Fund's Investments

                          How the Fund is Managed



                          INVESTING IN THE FUND

                          How to Buy and Sell Shares

                          Dividends, Capital Gains and Taxes

                          Financial Highlights

ABOUT THE FUND

The Fund's Objective and Investment Strategies

WHAT IS THE FUND'S INVESTMENT OBJECTIVE? The Fund seeks a high level of current income principally derived from interest on debt securities.

WHAT DOES THE FUND MAINLY INVEST IN? The Fund invests mainly in debt securities of issuers in three market sectors: foreign governments and companies, U.S. Government securities and lower-grade high-yield securities of U.S. and foreign companies. Those debt securities typically include:

o short-, medium- and long-term foreign government and U.S. government bonds and notes,
o        collateralized mortgage obligations (CMOs),
o        other mortgage-related securities and asset-backed securities,
o        participation interests in loans,
o        "structured" notes,
o lower-grade, high-yield domestic and foreign corporate debt obligations, and
o        "zero-coupon" or "stripped" securities.


         Under normal market conditions, the Fund invests in each of those three market sectors. However, the Fund is not obligated to do so, and the amount of its assets in each of the three sectors will vary over time. The Fund can invest up to 100% of its assets in any one sector at any time, if the Fund's investment Manager, OppenheimerFunds, Inc. (the "Manager") believes that in doing so the Fund can achieve its objective without undue risk. The Fund can invest in securities having short, medium, or long-term maturities and may invest with out limit in lower-grade, high-yield debt obligations, also called "junk bonds."

         The Fund's foreign investments can include debt securities of issuers in developed markets as well as emerging markets, which have special risks. The Fund can also use hedging instruments and certain derivative investments, primarily CMOs and "structured" notes, to try to enhance income or to try to manage investment risks. These investments are more fully explained in "About the Fund's Investments," below.

HOW DOES THE MANAGER DECIDE WHAT SECURITIES TO BUY OR SELL? In selecting securities for the Fund, the Fund's portfolio managers analyze the overall investment opportunities and risks in individual national economies. The portfolio managers' overall strategy is to build a broadly-diversified portfolio of debt securities to help moderate the special risks of investing in high-yield debt instruments and foreign securities. The managers may try to take advantage of the lack of correlation of price movements that may occur among the three sectors from time to time. The portfolio managers currently focus on the factors below (some of which may vary in particular cases and may change over time), looking for:
         o    Securities offering high current income,
         o Overall diversification for the portfolio by seeking securities whose markets and prices tend to move in different directions, and
         o Relative values among the three major market sectors in which the Fund invests.


WHO IS THE FUND DESIGNED FOR? The Fund's shares are available only as an investment option under certain variable annuity contracts, variable life insurance policies and investment plans offered through insurance company separate accounts of participating insurance companies, for investors seeking high current income from a fund that ordinarily will have substantial investments in both domestic and foreign debt securities. Those investors should be willing to assume the risks of short-term share price fluctuations that are typical for a fund that invests in debt securities, particularly high-yield and foreign securities, which have special risks. Since the Fund's income level will fluctuate, it is not designed for investors needing an assured level of current income. Also, the Fund does not seek capital appreciation. The Fund is designed as a long-term investment for investors seeking an investment with an overall sector diversification strategy. However, the Fund is not a complete investment program.

Main Risks of Investing in the Fund

         All investments have some degree of risk. The Fund's investments, in particular, are subject to changes in their value from a number of factors described below. There is also the risk that poor security selection by the Manager will cause the Fund to underperform other funds having a similar objective.

The Manager tries to reduce risks by carefully researching securities before they are purchased, and in some cases by using hedging techniques. The Fund attempts to reduce its exposure to market risks by diversifying its investments, that is, by not holding a substantial percentage of the securities of any one issuer and by not investing too great a percentage of the Fund's assets in any one issuer. The Fund's diversification strategies, both with respect to securities in different sectors and securities issued by different companies and governments are intended to help reduce the volatility of the Fund's share prices while seeking current income. Also, the Fund does not concentrate 25% or more of its investments in the securities of any one foreign government or in the debt and equity securities of companies in any one industry.

         However, changes in the overall market prices of securities and the income they pay can occur at any time. The share price and yield of the Fund will change daily based on changes in market prices of securities and market conditions, and in response to other economic events.

CREDIT RISK. Debt securities are subject to credit risk. Credit risk relates to the ability of the issuer of a security to make interest and principal payments on the security as they become due. If the issuer fails to pay interest, the Fund's income might be reduced, and if the issuer fails to repay principal, the value of that security and of the Fund's shares might be reduced. While the Fund's investments in U.S. Government securities are subject to little credit risk, the Fund's other investments in debt securities, particularly high-yield, lower-grade debt securities, are subject to risks of default.

Special Risks of Lower-Grade Securities. Because the Fund can invest without limit in securities below investment grade to seek high current income, the Fund's credit risks are greater than those of funds that buy only investment-grade bonds. Lower-grade debt securities may be subject to greater market fluctuations and greater risks of loss of income and principal than investment-grade debt securities. Securities that are (or that have fallen) below investment grade are exposed to a greater risk that the issuers of those securities might not meet their debt obligations. The market for these securities may be less liquid, making it difficult for the Fund to sell them quickly at an acceptable price. These risks can reduce the Fund's share prices and the income it earns.


RISKS OF FOREIGN INVESTING. The Fund can invest its assets without limit in foreign government and corporate debt securities and can buy securities of governments and companies in both developed markets and emerging markets. The Fund normally invests significant amounts of its assets in foreign securities. While foreign securities offer special investment opportunities, there are also special risks that can reduce the Fund's share prices and returns.


         The change in value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of securities denominated in that foreign currency. Currency rate changes can also affect the distributions the Fund makes from the income it receives from foreign securities as foreign currency values change against the U.S. dollar. Foreign investing can result in higher transaction and operating costs for the Fund. Foreign issuers are not subject to the same accounting and disclosure requirements that U.S. companies are subject to.

         The value of foreign investments may be affected by exchange control regulations, expropriation or nationalization of a company's assets, foreign taxes, delays in settlement of transactions, changes in governmental economic or monetary policy in the U.S. or abroad, or other political and economic factors.

Special Risks of Emerging and Developing Markets. Securities of issuers in emerging and developing markets may offer special investment opportunities but present risks not found in more mature markets. Those securities may be more difficult to sell at an acceptable price and their prices may be more volatile than securities of issuers in more developed markets. Settlements of trades may be subject to greater delays so that the Fund may not receive the proceeds of a sale of a security on a timely basis.

         These countries might have less developed trading markets and exchanges. Emerging market countries may have less developed legal and accounting systems and investments may be subject to greater risks of government restrictions on withdrawing the sales proceeds of securities from the country. Economies of developing countries may be more dependent on relatively few industries that may be highly vulnerable to local and global changes. Governments may be more unstable and present greater risks of nationalization or restrictions on foreign ownership of securities of local companies. These investments may be substantially more volatile than debt securities of issuers in the U.S. and other developed countries and may be very speculative.

INTEREST RATE RISKS. The prices of debt securities, including U.S. Government securities, are subject to change when prevailing interest rates change. When interest rates fall, the values of already-issued debt securities generally rise. When interest rates rise, the values of already-issued debt securities generally fall, and they may sell at a discount from their face amount. The magnitude of these fluctuations will often be greater for longer-term debt securities than shorter-term debt securities. The Fund's share prices can go up or down when interest rates change because of the effect of the changes on the value of the Fund's investments in debt securities. Also, if interest rates fall, the Fund's investments in newly issued securities with lower yields will reduce the Fund's income.

PREPAYMENT RISK. Prepayment risk is the risk that the issuer of a security can prepay the principal prior to the security's expected maturity. The prices and yields of mortgage-related securities are determined, in part, by assumptions about the cash flows from the rate of payments of the underlying mortgages. Changes in interest rates may cause the rate of expected prepayments of those mortgages to change. In general, prepayments increase when general interest rates fall and decrease when general interest rates rise. Securities subject to prepayment risk, including the mortgage-related securities that the Fund buys, have greater potential for losses when interest rates rise than other types of debt securities.

The impact of prepayments on the price of a security may be difficult to predict and may increase the volatility of the price. Interest-only and principal-only "stripped" securities can be particularly volatile when interest rates change. If the Fund buys mortgage-related securities at a premium, accelerated prepayments on those securities could cause the Fund to lose a portion of its principal investment represented by the premium the Fund paid.

If prepayments of mortgages underlying a CMO occur faster than expected when interest rates fall, the market value and yield of the CMO could be reduced. If interest rates rise rapidly, prepayments may occur at slower rates than expected, which could have the effect of lengthening the expected maturity of a short- or medium-term security. That could cause the value of the security to fluctuate more widely in response to changes in interest rates and this could cause the value of the Fund's shares to fall.

SECTOR ALLOCATION RISKS. The Manager's expectations about the relative performance of the three principal sectors in which the Fund invests may be inaccurate, and the Fund's returns might be less than other funds using similar strategies.

RISK OF DERIVATIVE INVESTMENTS. The Fund can use derivatives to seek increased income or to try to hedge investment risks. In general terms, a derivative investment is an investment contract whose value depends on (or is derived from) the value of an underlying asset, interest rate or index. Options, futures, forwards, interest rate swaps, structured notes and CMOs are examples of derivatives the Fund can use.

If the issuer of the derivative does not pay the amount due, the Fund can lose money on the investment. Also, the underlying security or investment on which the derivative is based, and the derivative itself, might not perform the way the Manager expected it to perform. If that happens, the Fund's share price could decline or the Fund could get less income than expected. The Fund has limits on the amount of particular types of derivatives it can hold. However, using derivatives can cause the Fund to lose money on its investment and/or increase the volatility of its share prices.

HOW RISKY IS THE FUND OVERALL? The risks described above collectively form the overall risk profile of the Fund and can affect the value of the Fund's investments, its investment performance and its price per share. Particular investments and investment strategies also have risks. These risks mean that you can lose money by investing in the Fund. When you redeem your shares, they may be worth more or less than what you paid for them. There is no assurance that the Fund will achieve its investment objective.


In the short term, the values of debt securities can fluctuate substantially because of interest rate changes. Foreign debt securities, particularly those of issuers in emerging markets, and high yield securities can be volatile, and the price of the Fund's shares can go up and down substantially because of events affecting foreign markets or issuers or events affecting the high yield market. The Fund's sector and security diversification strategy may help cushion the Fund's shares prices from that volatility, but debt securities are subject to other credit and interest rate risks that can affect their values and the share prices of the Fund. The Fund generally has more risks than bond funds that focus on U. S. Government securities and investment-grade bonds but may be less volatile than bond funds that focus solely on investments in a single foreign sector, such as emerging markets.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund's Past Performance


         The bar chart and table below show one measure of the risks of investing in the Fund, by showing changes in the Fund's performance from year to year since the Fund's inception by showing how the average annual total returns of the Fund's shares compare to those of broad-based market indices. Performance is not shown for the Fund's Service shares, which were not offered as of December 31, 2000. Because Service shares are subject to a service fee, the performance is expected to be lower for any given period. The Fund's past investment performance is not necessarily an indication of how the Fund will perform in the future.


Annual Total Returns (as of 12/31 each year)

[See appendix to prospectus for data in bar chart showing annual total returns]


For the period from 1/1/01 through 3/31/01, the Fund's cumulative return (not annualized) was 2.03%. Charges imposed by the separate accounts that invest in the Fund are not included in the calculations of return in this bar chart, and if those charges were included, the returns would be less than those shown. During the period shown in the bar chart, the highest return (not annualized) for a calendar quarter was 5.90% (2nd Q '95) and the lowest return (not annualized) for a calendar quarter was -3.70% (1st Q '94).




 Average Annual Total Returns
for the periods ended               1 Year           5 Years     Life of Fund*
December 31, 2000



Oppenheimer Strategic               2.63%             5.76%         5.71%
Bond Fund/VA




Lehman Brothers Aggregate           11.63%            6.46%         6.72%
Bond Index




Salomon Brothers World              1.59%             3.10%         5.38%
Government Bond Index




* The Fund's inception date was 5/3/93. The "life of class" index performance is shown from 4/30/93. The Fund's returns in the table measure the performance of a hypothetical account without deducting charges imposed by the separate accounts that invest in the Fund and assume that all dividends and capital gains distributions have been reinvested in additional shares. Because the Fund invests in a variety of domestic and foreign corporate and government debt securities, the Fund's performance is compared to the Lehman Brothers Aggregate Bond Index, an unmanaged index of U.S. corporate and government bonds, and to the Salomon Brothers World Government Bond Index, an unmanaged index of debt securities of major foreign governments. However, it must be remembered that the index performance reflects the reinvestment of income but does not consider the effects of transaction costs. Also, the Fund may have investments that vary from the index.

The Fund's total returns should not be expected to be the same as the returns of other Oppenheimer funds, even if both funds have the same portfolio managers and/or similar names.

About the Fund's Investments

THE FUND'S PRINCIPAL INVESTMENT POLICIES. The allocation of the Fund's portfolio among the different types of permitted investments will vary over time based upon the Manager's evaluation of economic and market trends. At times the Fund might emphasize investments in one or two sectors because of the Manager's evaluation of the opportunities for high current income from debt securities in those sectors relative to other sectors. The Fund's portfolio might not always include all of the different types of investments described below. The Statement of Additional Information contains more detailed information about the Fund's investment policies and risks.

         The Fund can invest in different types of debt securities described below. A debt security is essentially a loan by the buyer to the issuer of the debt security. The issuer promises to pay back the principal amount of the loan and normally pays interest, at a fixed or variable rate, on the debt while it is outstanding. The debt securities the Fund buys may be rated by nationally recognized rating organizations or they may be unrated securities assigned an equivalent rating by the Manager. The Fund's investments may be investment grade or below investment grade in credit quality and the Fund can invest without limit in below investment-grade debt securities, commonly called "junk bonds." These typically offer higher yields than investment grade bonds, because investors assume greater risks of default of these securities. The ratings definitions of the principal national rating organizations are included in Appendix A to the Statement of Additional Information.


         The Fund can invest some of its assets in other types of securities, including common stocks and other equity securities of foreign and U.S. companies. However, the Fund does not anticipate having significant investments in those types of securities as part of its normal portfolio strategies. The Fund's portfolio might not always include all of the different types of investments described below. The Statement of Additional Information contains more detailed information about the Fund's investment policies and risks.


o U.S. Government Securities. The Fund can invest in securities issued or guaranteed by the U.S. Treasury or other government agencies or federally-chartered corporate entities referred to as "instrumentalities." These are referred to as "U.S. Government securities" in this Prospectus.

o U.S. Treasury Obligations. These include Treasury bills (which have maturities of one year or less when issued), Treasury notes (which have maturities of from one to ten years when issued), and Treasury bonds (which have maturities of more than ten years when issued). Treasury securities are backed by the full faith and credit of the United States as to timely payments of interest and repayments of principal. The Fund can also buy U. S. Treasury securities that have been "stripped" of their coupons by a Federal Reserve Bank, zero-coupon U.S. Treasury securities described below, and Treasury Inflation-Protection Securities ("TIPS").

o Obligations Issued or Guaranteed by U.S. Government Agencies or Instrumentalities. These include direct obligations and mortgage-related securities that have different levels of credit support from the U.S. Government. Some are supported by the full faith and credit of the U.S. Government, such as Government National Mortgage Association pass-through mortgage certificates (called "Ginnie Maes"). Some are supported by the right of the issuer to borrow from the U.S. Treasury under certain circumstances, such as Federal National Mortgage Association bonds ("Fannie Maes"). Others are supported only by the credit of the entity that issued them, such as Federal Home Loan Mortgage Corporation obligations ("Freddie Macs").

o Mortgage-Related U.S. Government Securities. The Fund can buy interests in pools of residential or commercial mortgages, in the form of collateralized mortgage obligations ("CMOs") and other "pass-through" mortgage securities. CMOs that are U.S. Government securities have collateral to secure payment of interest and principal. They may be issued in different series each having different interest rates and maturities. The collateral is either in the form of mortgage pass-through certificates issued or guaranteed by a U.S. agency or instrumentality or mortgage loans insured by a U.S. Government agency. The Fund can have substantial amounts of its assets invested in mortgage-related U.S. Government securities.

         The prices and yields of CMOs are determined, in part, by assumptions about the cash flows from the rate of payments of the underlying mortgages. Changes in interest rates may cause the rate of expected prepayments of those mortgages to change. In general, prepayments increase when general interest rates fall and decrease when interest rates rise.

         If prepayments of mortgages underlying a CMO occur faster than expected when interest rates fall, the market value and yield of the CMO could be reduced. When interest rates rise rapidly, if prepayments occur more slowly than expected, a short- or medium-term CMO can in effect become a long-term security, subject to greater fluctuations in value. These prepayment risks can make the prices of CMOs very volatile when interest rates change. The prices of longer-term debt securities tend to fluctuate more than those of shorter-term debt securities. That volatility will affect the Fund's share prices.

High-Yield, Lower-Grade Debt Securities. The Fund can purchase a variety of lower-grade, high-yield debt securities of U.S. and foreign issuers, including bonds, debentures, notes, preferred stocks, loan participation interests, structured notes, asset-backed securities, among others, to seek high current income. These securities are sometimes called "junk bonds.






         Lower-grade debt securities are those rated below "Baa" by Moody's Investors Service, Inc. or lower than "BBB" by Standard & Poor's Rating Service or that have similar ratings by other nationally-recognized rating organizations. The Fund can invest in securities rated as low as "C" or "D", in unrated bonds or bonds which are in default at the time the Fund buys them. While securities rated "Baa" by Moody's or "BBB" by S&P are considered "investment grade," they have some speculative characteristics.

         The Manager does not rely solely on ratings issued by rating organizations when selecting investments for the Fund. The Fund can buy unrated securities that offer high current income. The Manager assigns a rating to an unrated security that is equivalent to the rating of a rated security that the Manager believes offers comparable yields and risks.

Private-Issuer Mortgage-Backed Securities. The Fund can invest a substantial portion of its assets in mortgage-backed securities issued by private issuers, which do not offer the credit backing of U.S. Government securities. Primarily these include multi-class debt or pass-through certificates secured by mortgage loans. They may be issued by banks, savings and loans, mortgage bankers and other non-governmental issuers. Private issuer mortgage-backed securities are subject to the credit risks of the issuers (as well as the interest rate risks and prepayment risks of CMOs, discussed above), although in some cases they may be supported by insurance or guarantees.

Asset-Backed Securities. The Fund can buy asset-backed securities, which are fractional interests in pools of loans collateralized by the loans or other assets or receivables. They are issued by trusts and special purpose corporations that pass the income from the underlying pool to the buyer of the interest. These securities are subject to the risk of default by the issuer as well as by the borrowers of the underlying loans in the pool, as well as interest rate and prepayment risks.

Foreign Securities. The Fund can buy a variety of debt securities issued by foreign governments and companies, as well as "supra-national" entities, such as the World Bank. They can include bonds, debentures, and notes, including derivative investments called "structured" notes, described below. The Fund's foreign debt investments can be denominated in U.S. dollars or in foreign currencies. The Fund will buy foreign currency only in connection with the purchase and sale of foreign securities and not for speculation.

o Investments in Emerging and Developing Markets. The Fund can buy "Brady Bonds," which are U.S.-dollar denominated debt securities collateralized by zero-coupon U.S. Treasury securities. They are typically issued by emerging markets countries and are considered speculative securities with higher risks of default.

SPECIAL PORTFOLIO DIVERSIFICATION REQUIREMENTS. To enable a variable annuity or variable life insurance contract based on an insurance company separate account to qualify for favorable tax treatment under the Internal Revenue Code, the underlying investments must follow special diversification requirements that limit the percentage of assets that can be invested in securities of particular issuers. The Fund's investment program is managed to meet those requirements, in addition to other diversification requirements under the Internal Revenue Code and the Investment Company Act that apply to publicly-sold mutual funds.

         Failure by the Fund to meet those special requirements could cause earnings on a contract owner's interest in an insurance company separate account to be taxable income. Those diversification requirements might also limit, to some degree, the Fund's investment decisions in a way that could reduce its performance.

CAN THE FUND'S INVESTMENT OBJECTIVE AND POLICIES CHANGE? The Fund's Board of Trustees can change non-fundamental investment policies without shareholder approval, although significant changes will be described in amendments to this Prospectus. Fundamental policies are those that cannot be changed without the approval of a majority of the Fund's outstanding voting shares. The Fund's investment objective is a fundamental policy. Other investment restrictions that are fundamental policies are listed in the Statement of Additional Information. An investment policy is not fundamental unless this Prospectus or the Statement of Additional Information says that it is.

OTHER INVESTMENT STRATEGIES. To seek its objective, the Fund can also use the investment techniques and strategies described below. The Manager might not always use all of the different types of techniques and investments described below. These techniques involve certain risks, although some are designed to help reduce investment or market risks.

Zero-Coupon and "Stripped" Securities. Some of the government and corporate debt securities the Fund buys are zero-coupon bonds that pay no interest. They are issued at a substantial discount from their face value. "Stripped" securities are the separate income or principal components of a debt security. Some CMOs or other mortgage-related securities may be stripped, with each component having a different proportion of principal or interest payments. One class might receive all the interest and the other all the principal payments.

         Zero-coupon and stripped securities are subject to greater fluctuations in price from interest rate changes than conventional interest-bearing securities. The Fund may have to pay out the imputed income on zero-coupon securities without receiving the actual cash currently. The Fund can invest up to 50% of its total assets in zero-coupon securities issued by either the U.S. Treasury or companies.

         The values of interest-only and principal only mortgage-related securities are also very sensitive to prepayments of underlying mortgages. Principal-only securities are also sensitive to prepayment of underlying mortgages and changes in interest rates. When prepayments tend to fall, the timing of the cash flows to these securities increases, making them more sensitive to changes in interest rates. The market for some of these securities may be limited, making it difficult for the Fund to dispose of its holdings at an acceptable price.

Participation Interests in Loans. These securities represent an undivided fractional interest in a loan obligation by a borrower. They are typically purchased from banks or dealers that have made the loan or are members of the loan syndicate. The loans may be to foreign or U.S. companies. The Fund does not invest more than 5% of its net assets in participation interests of any one borrower. They are subject to the risk of default by the borrower. If the borrower fails to pay interest or repay principal, the Fund can lose money on its investment.

Illiquid and Restricted Securities. Investments may be illiquid because there is no active trading market for them, making it difficult to value them or dispose of them promptly at an acceptable price. A restricted security is one that has a contractual restriction on its resale or which cannot be sold publicly until it is registered under the Securities Act of 1933. The Fund will not invest more than 15% of its net assets in illiquid or restricted securities. Certain restricted securities that are eligible for resale to qualified institutional purchasers may not be subject to that limit. The Manager monitors holdings of illiquid securities on an ongoing basis to determine whether to sell any holdings to maintain adequate liquidity.

Derivative Investments. The Fund can invest in a number of different kinds of "derivative" investments. In general terms, a derivative investment is an investment contract whose value depends on (or is derived from) the value of an underlying asset, interest rate or index. In the broadest sense, options, futures contracts, and other hedging instruments the Fund might use may be considered "derivative" investments. In addition to using derivatives for hedging, the Fund might use other derivative investments because they offer the potential for increased value. The Fund currently does not use derivatives to a significant degree and is not required to use them in seeking its objective.

         Derivatives have risks. If the issuer of the derivative investment does not pay the amount due, the Fund can lose money on the investment. The underlying security or investment on which a derivative is based, and the derivative itself, may not perform the way the Manager expected it to. As a result of these risks the Fund could realize less principal or income from the investment than expected or its hedge might be unsuccessful. As a result, the Fund's share prices could fall. Certain derivative investments held by the Fund might be illiquid.

o "Structured" Notes. The Fund can buy "structured" notes, which are specially-designed derivative debt investments, their principal payments or interest payments are linked to the value of an index (such as a currency or securities index) or commodity. The terms of the instrument may be "structured" by the purchaser (the Fund) and the borrower issuing the note.

         The value of these notes will fall or rise in response to the changes in the values of the underlying security or index. They are subject to both credit and interest rate risks and therefore the Fund could receive more or less than it originally invested when the notes mature, or it might receive less interest than the stated coupon payment if the underlying investment or index does not perform as anticipated. The prices of these notes may be very volatile and they may have a limited trading market, making it difficult for the Fund to sell its investment at an acceptable price.

         o Hedging. The Fund can buy and sell futures contracts, put and call options, and forward contracts. These are all referred to as "hedging instruments." Writing covered call options is a principal strategy that is part of the Fund's objective, and is used when deemed appropriate by the Manager. The Fund is not required to use other hedging instruments to seek its objective. The Fund does not use hedging instruments for speculative purposes and has limits on its use of them.

         The Fund could buy and sell options, futures and forward contracts for a number of purposes. It might do so to try to hedge against falling prices of its portfolio securities or to establish a position in the securities market as a temporary substitute for purchasing individual securities. It might do so to try to manage its exposure to changing interest rates. Forward contracts and currency options can be used to try to manage foreign currency risks on the Fund's foreign investments. The Fund could write covered call options to seek cash for liquidity purposes or to distribute to shareholders.

         Options trading involves the payment of premiums and has special tax effects on the Fund. For example, if a covered call written by the Fund is exercised on an investment that has increased in value, the Fund will be required to sell the investment at the call price and will not be able to realize any profit if the investment has increased in value above the call price. There are also special risks in particular hedging strategies. If the Manager used a hedging instrument at the wrong time or judged market conditions incorrectly, the strategy could reduce the Fund's return. The Fund could also experience losses if the prices of its futures and options positions were not correlated with its other investments or if it could not close out a position because of an illiquid market.

Temporary Defensive Investments. For cash management purposes, the Fund may hold cash equivalents such as commercial paper, repurchase agreements, Treasury bills and other short-term U.S. Government securities. In times of adverse or unstable market or economic conditions, the Fund can invest up to 100% of its assets in temporary defensive investments. These would ordinarily be U. S. Government securities, highly-rated commercial paper, bank deposits or repurchase agreements. To the extent the Fund invests defensively in these securities, it might not achieve its investment objective.

How the Fund Is Managed

THE MANAGER. The Fund's investment Manager, OppenheimerFunds, Inc., chooses the Fund's investments and handles its day-to-day business. The Manager carries out its duties, subject to the policies established by the Board of Trustees, under an Investment Advisory Agreement that states the Manager's responsibilities. The Agreement sets forth the fees paid by the Fund to the Manager and describes the expenses that the Fund is responsible to pay to conduct its business.


         The Manager has been an investment adviser since 1960 and currently manages investment companies including other Oppenheimer funds. The Manager (including subsidiaries) manages assets of $120 billion as of March 31, 2001 and with more than 5 million shareholder accounts. The Manager is located at Two World Trade Center, 34th Floor, New York, New York 10048-0203.


Portfolio Managers. The portfolio managers of the Fund are David P. Negri and Arthur P. Steinmetz. They have been the persons principally responsible for the day-to-day management of the Fund's portfolio since its inception in May 1993. Both are Vice Presidents of the Fund and Senior Vice Presidents of the Manager. They also serve as officers and portfolio managers for other Oppenheimer funds. Mr. Steinmetz has been employed by the Manager since 1986, and Mr. Negri, since 1989.


Advisory Fees. Under the Investment Advisory Agreement, the Fund pays the
         Manager an advisory fee at an annual rate that declines on additional assets as the Fund grows: 0.75% of the first $200 million of average annual net assets, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million, 0.60% on the next $200 million and 0.50% of average annual net assets over $1 billion. The Fund's management fee for its last fiscal year ended December 31, 2000, was 0.74% of the Fund's average annual net assets.


Possible Conflicts of Interest. The Fund offers its shares to separate accounts of different insurance companies that are not affiliated with each other, as an investment for their variable annuity, variable life and other investment product contracts. While the Fund does not foresee any disadvantages to contract owners from these arrangements, it is possible that the interests of owners of different contracts participating in the Fund through different separate accounts might conflict. For example, a conflict could arise because of differences in tax treatment.

         The Fund's Board has procedures to monitor the portfolio for possible conflicts to determine what action should be taken. If a conflict occurs, the Board might require one or more participating insurance company separate accounts to withdraw their investments in the Fund. That could force the Fund to sell securities at disadvantageous prices, and orderly portfolio management could be disrupted. Also, the Board might refuse to sell shares of the Fund to a particular separate account, or could terminate the offering of the Fund's shares if required to do so by law or if it would be in the best interests of the shareholders of the Fund to do so.

INVESTING IN THE FUND

How to Buy and Sell Shares


HOW ARE SHARES PURCHASED? Shares of the Fund may be purchased only by separate investment accounts of participating insurance companies as an underlying investment for variable life insurance policies, variable annuity contracts or other investment products. Individual investors cannot buy shares of the Fund directly. Please refer to the accompanying prospectus of the participating insurance company for information on how to select the Fund as an investment option for that variable life insurance policy, variable annuity or other investment product. That Prospectus will indicate whether you are only eligible to purchase Service shares of the Fund. The Fund reserves the right to refuse any purchase order when the Manager believes it would be in the Fund's best interests to do so.





Information about your investment in the Fund through your variable annuity contract, variable life insurance policy or other plan can be obtained only from your participating insurance company or its servicing agent. The Fund's Transfer Agent does not hold or have access to those records. Instructions for buying or selling shares of the Fund should be given to your insurance company or its servicing agent, not directly to the Fund or its Transfer Agent.


AT WHAT PRICE ARE SHARES SOLD? Shares are sold at their offering price, which is the net asset value per share. The Fund does not impose any sales charge on purchases of its shares. If there are any charges imposed under the variable annuity, variable life or other contract through which Fund shares are purchased, they are described in the accompanying prospectus of the participating insurance company.

         The net asset value per share is determined as of the close of The New York Stock Exchange on each day that the exchange is open for trading (referred to in this Prospectus as a "regular business day"). The Exchange normally closes at 4:00 P.M., New York time, but may close earlier on some days. All references to time in this Prospectus mean "New York time."

         The net asset value per share is determined by dividing the value of the Fund's net assets attributable to a class of shares by the number of shares of that class that are outstanding. The Fund's Board of Trustees has established procedures to value the Fund's securities to determine the Fund's net asset value, in general based on market values. The Board has adopted special procedures for valuing illiquid and restricted securities and securities for which market values cannot be readily obtained. Because some foreign securities trade in markets and on exchanges that operate on weekends and U.S. holidays, the values of some of the Fund's foreign investments might change significantly on days when shares of the Fund cannot be purchased or redeemed.

         The offering price that applies to an order from a participating insurance company is based on the next calculation of the net asset value per share that is made after the insurance company (as the Fund's designated agent to receive purchase orders) receives a purchase order from its contract owners to purchase Fund shares on a regular business day, provided that the Fund receives the order from the insurance company, generally by 9:30 A.M. on the next regular business day at the offices of its Transfer Agent in Denver, Colorado.


CLASSES OF SHARES. The Fund offers two different classes of shares. The class designated as Service shares are subject to a Distribution and Service Plan. The impact of the expenses of the Plan on Service shares is described below. The class of shares that are not subject to a Plan has no class "name" designation. The different classes of shares represent investments in the same portfolio of securities but are expected to have different expenses and share prices.

Distribution and Service Plan for Service Shares. The Fund has adopted a Distribution and Service Plan for Service shares to pay the distributor, for distribution related services for the Fund's Service shares. Although the Plan allows for payment to be made quarterly at an annual rate of up to 0.25% of the average annual net assets of Service shares of the Fund, that rate is currently reduced to 0.15%. The Board may increase that rate to no more than 0.25% per annum, without advance notification. The distributor currently uses all of those fees to compensate sponsor(s) of the insurance product that offers Fund shares, for providing personal service and maintenance of accounts of their variable contract owners that hold Service shares. The impact of the service plan is to increase operating expenses of the Service shares, which results in lower performance compared to the Fund's shares that are not subject to a service fee.


HOW ARE SHARES REDEEMED? As with purchases, only the participating insurance companies that hold Fund shares in their separate accounts for the benefit of variable annuity contracts, variable life insurance policies or other investment products can place orders to redeem shares. Contract holders and policy holders should not directly contact the Fund or its transfer agent to request a redemption of Fund shares. Contract owners should refer to the withdrawal or surrender instructions in the accompanying prospectus of the participating insurance company.

         The share price that applies to a redemption order is the next net asset value per share that is determined after the participating insurance company (as the Fund's designated agent) receives a redemption request on a regular business day from its contract or policy holder, provided that the Fund receives the order from the insurance company, generally by 9:30 A.M. the next regular business day at the office of its Transfer Agent in Denver, Colorado. The Fund normally sends payment by Federal Funds wire to the insurance company's account the day after the Fund receives the order (and no later than 7 days after the Fund's receipt of the order). Under unusual circumstances determined by the Securities and Exchange Commission, payment may be delayed or suspended.

Dividends, Capital Gains and Taxes


DIVIDENDS. The Fund intends to declare dividends separately for each class of shares from net investment income, if any, on an annual basis and to pay those dividends in March on a date selected by the Board of Trustees. Dividends and distributions will generally be lower for Service shares, which normally have higher expenses. The Fund has no fixed dividend rate and cannot guarantee that it will pay any dividends.


         All dividends (and any capital gains distributions will be reinvested automatically in additional Fund shares at net asset value for the account of the participating insurance company (unless the insurance company elects to have dividends or distributions paid in cash).

CAPITAL GAINS. The Fund may realize capital gains on the sale of portfolio securities. If it does, it may make distributions out of any net short-term or long-term capital gains in March of each year. The Fund may make supplemental distributions of dividends and capital gains following the end of its fiscal year. There can be no assurance that the Fund will pay any capital gains distributions in a particular year.

TAXES. For a discussion of the tax status of a variable annuity contract, a variable life insurance policy or other investment product of a participating insurance company, please refer to the accompanying prospectus of your participating insurance company. Because shares of the Fund may be purchased only through insurance company separate accounts for variable annuity contracts, variable life insurance policies or other investment products, dividends paid by the Fund from net investment income and distributions (if any) of net realized short-term and long-term capital gains will be taxable, if at all, to the participating insurance company.



         This information is only a summary of certain federal income tax information about an investment in Fund shares. You should consult with your tax advisor or your participating insurance company representative about the effect of an investment in the Fund under your contract or policy.

Financial Highlights


The Financial Highlights Table is presented to help you understand the Fund's financial performance for the past 5 fiscal years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, the Fund's independent auditors, whose report, along with the Fund's financial statements, is included in the Statement of Additional Information, which is available on request. Because Service shares of the Fund were not issued prior to December 31, 2000, no financial information is shown for Service shares in the Financial Highlights table or in the financial statements included in the Statement of Additional Information.

Financial Highlights



                                                     Year Ended December 31,
                                                     2000            1999            1998               1997             1996
================================================================================================================================
Per Share Operating Data
Net asset value, beginning of period                 $4.97           $5.12           $5.12              $5.09              $4.91
--------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                  .41             .45             .39                .39                .38
Net realized and unrealized gain (loss)               (.28)           (.31)           (.24)               .04                .19
--------------------------------------------------------------------------------------------------------------------------------
Total income from investment operations                .13             .14             .15                .43                .57
--------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                  (.41)           (.29)           (.09)              (.39)              (.39)
Distributions from net realized gain                    --              --            (.06)              (.01)                --
--------------------------------------------------------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                       (.41)           (.29)           (.15)              (.40)              (.39)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $4.69           $4.97           $5.12              $5.12              $5.09
                                                     =====           =====           =====              =====              =====
================================================================================================================================
Total Return, at Net Asset Value(1)                   2.63%           2.83%           2.90%              8.71%             12.07%
================================================================================================================================
Ratios/Supplemental Data
Net assets, end of period (in thousands)          $304,562        $282,086        $279,200           $207,839           $118,716
--------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $289,923        $278,668        $250,227           $159,934           $ 82,604
--------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:(2)
Net investment income                                 9.23%           9.08%           8.17%              8.23%              8.48%
Expenses                                              0.79%           0.78%           0.80%(3)           0.83%(3)           0.85%(3)
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                104%             81%            134%               150%               144%


1. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
2. Annualized for periods of less than one full year.
3. Expense ratio has not been grossed up to reflect the effect of expenses paid indirectly.

INFORMATION AND SERVICES

For More Information on Oppenheimer Strategic Bond Fund/VA

The following additional information about Oppenheimer Strategic Bond Fund/VA is available without charge upon request:

STATEMENT OF ADDITIONAL INFORMATION This document includes additional information about the Fund's investment policies, risks, and operations. It is incorporated by reference into this Prospectus (which means it is legally part of this Prospectus).

ANNUAL AND SEMI-ANNUAL REPORTS Additional information about the Fund's investments and performance is available in the Fund's Annual and Semi-Annual Reports to shareholders. The Annual Report includes a discussion of market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.



By Telephone:                        Call OppenheimerFunds Services toll-free:
                                      1.800.981.2871


By Mail:                                       Write to:
                                           OppenheimerFunds Services
                                           P.O. Box 5270
                                           Denver, Colorado 80217-5270


You can also obtain copies of the Statement of Additional Information and other Fund documents and reports by visiting the SEC's Public Reference Room in Washington, D.C. (Phone 1.202.942.8090) or the EDGAR database on the SEC's Internet web site at HTTP://WWW.SEC.GOV. Copies may be obtained upon payment of a duplicating fee by electronic request at the SEC's e-mail address:
PUBLICINFO@SECGOV, or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102.

No one has been authorized to provide any information about the Fund or to make any representations about the Fund other than what is contained in this Prospectus. This Prospectus is not an offer to sell shares of the Fund, nor a solicitation of an offer to buy shares of the Fund, to any person in any state or other jurisdiction where it is unlawful to make such an offer.



SEC File No. 811-4108
PR0265.001.0501
Printed on recycled paper.





Appendix to Prospectus of
Oppenheimer Strategic Bond Fund/VA
(a series of Oppenheimer Variable Account Funds)


         Graphic material included in the Prospectus of Oppenheimer Strategic Bond Fund/VA (the "Fund") under the heading "Annual Total Return (as of 12/31 each year)":

     A bar chart will be included in the Prospectus of the Fund depicting the annual total returns of a hypothetical $10,000 investment in shares of the Fund for each of the five most recent calendar years, without deducting separate account expenses. Set forth below are the relevant data that will appear on the bar chart:

Calendar
Year
Ended                                                Annual Total Returns


12/31/94                                                      - 3.78%
12/31/95                                                      15.33%
12/31/96                                                      12.07%
12/31/97                                                       8.71%
12/31/98                                                       2.90%
12/31/99                                                       2.83%
12/31/00                                                       2.63%






Oppenheimer
Aggressive Growth Fund/VA
A series of Oppenheimer Variable Account Funds

Prospectus dated May 1, 2001


Oppenheimer Aggressive Growth Fund/VA is a mutual fund that seeks capital appreciation by investing in "growth type" companies. It currently emphasizes investments in stocks of mid-cap companies. Shares of the Fund are sold only as the underlying investment for variable life insurance policies, variable annuity contracts and other insurance company separate accounts. A prospectus for the insurance product you have selected accompanies this Prospectus and explains how to select shares of the Fund as an investment under that insurance product, and whether you are only eligible to purchase Service shares of the Fund. This
Prospectus contains important information about the Fund's objective, its investment policies, strategies and risks. Please read this Prospectus (and your insurance product prospectus) carefully before you invest and keep them for future reference about your account.


As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the Fund's securities nor has it determined that this Prospectus is accurate or complete. It is a criminal offense to represent otherwise.

CONTENTS


                          ABOUT THE FUND

                          The Fund's Objective and Investment Strategies

                          Main Risks of Investing in the Fund

                          The Fund's Past Performance

                          About the Fund's Investments

                          How the Fund is Managed



                          INVESTING IN THE FUND

                          How to Buy and Sell Shares

                          Dividends, Capital Gains and Taxes

                          Financial Highlights

ABOUT THE FUND

The Fund's Investment Objective and Strategies

WHAT IS THE FUND'S INVESTMENT OBJECTIVE? The Fund seeks capital appreciation by investing in "growth type" companies.

WHAT DOES THE FUND MAINLY INVEST IN? The Fund invests mainly in equity securities, such as common stocks and can invest in other equity securities, such as preferred stocks and securities convertible into common stocks. The Fund emphasizes investments in companies believed by the investment manager, OppenheimerFunds, Inc. (the "Manager") to have significant growth potential. Growth companies can include established companies entering a growth cycle in their business, as well as newer companies. The Fund can invest in securities of issuers of all market capitalization ranges, but currently focuses on stocks of "mid-cap" issuers (currently those issuers between $2.5 billion and $11.5 billion). The Fund can invest in domestic and foreign companies, although most of its investments are in stocks of U.S. companies.

HOW DOES THE MANAGER DECIDE WHAT SECURITIES TO BUY OR SELL? In selecting securities for the Fund, the Fund's portfolio manager looks for high-growth companies using a "bottom-up" stock selection process. The "bottom-up" approach focuses on fundamental analysis of individual issuers before considering overall economic, market or industry trends. The stock selection process includes analysis of other business and economic factors that might contribute to the company's stock appreciation.

         The portfolio manager also looks for companies with revenues growing at above-average rates that might support and sustain above-average earnings, and companies whose revenue growth is primarily driven by strength in unit volume sales. While this process and the inter-relationship of the factors used may change over time, and its implementation may vary in particular cases, the portfolio manager currently searches primarily for stocks of companies having the following characteristics:

o What the portfolio manager believes to be a high rate of sustainable earnings growth; o Undiscovered and undervalued emerging growth characteristics; o Innovative management and strong leadership positions in unique market niches; and/or o An expectation of better-than-anticipated earnings or positive earnings forecasts.

         If the portfolio manager discerns a slowdown in the company's internal revenue growth or earnings growth or a negative movement in the company's fundamental economic condition, he will consider selling that stock if there are other investment alternatives that offer what he believes to be better appreciation possibilities.

WHO IS THE FUND DESIGNED FOR? The Fund's shares are available only as an investment option under certain variable annuity contracts, variable life insurance policies and investment plans offered through insurance company separate accounts of participating insurance companies, for investors seeking capital growth in their investment over the long term. Those investors should be willing to assume the greater risks of short-term share price fluctuations that are typical for an aggressive growth fund focusing on common stock investments. The Fund does not seek current income and it is not designed for investors needing assured levels of current income or preservation of capital. However, the Fund is not a complete investment program.

Main Risks of Investing in the Fund

         All investments have some degree of risk. The Fund's investments, in particular, are subject to changes in their value from a number of factors described below. They include changes in general stock market movements (this is referred to as "market risk"). There is also the risk that poor security selection by the Manager will cause the Fund to underperform other funds having a similar objective. There may be events or changes affecting particular industries that might be emphasized in the Fund's portfolio (this is referred to as "industry risk") or the change in value of particular stocks because of an event affecting the issuer.

         The Manager tries to reduce risks by carefully researching securities before they are purchased. The Fund attempts to reduce its exposure to market risks by diversifying its investments, that is, by not holding a substantial percentage of the stock of any one company and by not investing too great a percentage of the Fund's assets in any one issuer. Also, the Fund does not concentrate 25% or more of its investments in any one industry.

         However, changes in the overall market prices of securities can occur at any time. The share price of the Fund will change daily based on changes in market prices of securities and market conditions, and in response to other economic events.

RISKS OF INVESTING IN STOCKS. Stocks fluctuate in price, and their short-term volatility at times may be great. Because the Fund currently focuses its investments primarily in common stocks and other equity securities for capital appreciation, the value of the Fund's portfolio will be affected by changes in the stock markets. Market risk will affect the Fund's net asset value per share, which will fluctuate as the values of the Fund's portfolio securities change. A variety of factors can affect the price of a particular stock and the prices of individual stocks do not all move in the same direction uniformly or at the same time. Different stock markets may behave differently from each other.

         Stocks of growth companies may provide greater opportunities for capital appreciation but may be more volatile than other stocks. Securities in the Fund's portfolio may not increase as much as the market as a whole. Growth stocks may at times be favored by the market and at other times may be out of favor. Some securities may be inactively traded, and therefore, may not be readily bought or sold. Although some growth stocks may appreciate quickly, investors should not expect that investments of the Fund will appreciate rapidly. Some investments should be expected to decline in value.

         Other factors can affect a particular stock's price, such as poor earnings reports by the issuer, loss of major customers, major litigation against the issuer, or changes in government regulations affecting the issuer. The Fund invests in securities of large companies but may also invest in small and medium-size companies, which may have more volatile stock prices than large companies.


Industry and Sector Focus. At times the Fund may increase the relative emphasis of its investments in a particular industry or sector. The prices of stocks of issuers in a particular industry or sector may go up and down in response to changes in economic conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry or sector more than others. To the extent that the Fund increases the relative emphasis of its investments in a particular industry or sector, its share values may fluctuate in response to events affecting that industry or sector. To some extent that risk may be limited by the Fund's policy of not concentrating 25% or more of its assets in investments in any one industry.

Risks of Growth Stocks. Stocks of growth companies, particularly newer companies, may offer opportunities for greater capital appreciation but may be more volatile than stocks of larger, more established companies. If the company's earnings growth or stock price fails to increase as expected, the stock price of a growth company may decline sharply.

HOW RISKY IS THE FUND OVERALL? The risks described above collectively form the overall risk profile of the Fund and can affect the value of the Fund's investments, its investment performance and its price per share. Particular investments and investment strategies also have risks. These risks mean that you can lose money by investing in the Fund. When you redeem your shares, they may be worth more or less than what you paid for them. There is no assurance that the Fund will achieve its investment objective.

         In the short term, stock markets can be volatile, and the price of the Fund's shares can go up and down substantially. The Fund generally does not use income-oriented investments to help cushion the Fund's total return from changes in stock prices, except for defensive purposes. The Fund is an aggressive investment vehicle, designed for investors willing to assume greater risks in the hope of achieving greater gains. In the short-term the Fund may be less volatile than small-cap and emerging markets stock funds, but it may be subject to greater fluctuations in its share prices than funds that focus on both stocks and bonds.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund's Past Performance


The bar chart and table below show one measure of the risks of investing in the Fund, by showing changes in the Fund's performance from year to year for the last ten calendar years and by showing how the average annual total returns for 1, 5 and 10 years of the Fund's shares compare to those of a broad-based market index. Performance is not shown for the Fund's Service shares, which were not offered prior to October 16, 2000. Because Service shares are subject to a service fee, the performance is expected to be lower for any given period. The Fund's past investment performance is not necessarily an indication of how the Fund will perform in the future.





Annual Total Returns (as of 12/31 each year)

[See appendix to prospectus for data in bar chart showing annual total returns]

For the period from 1/1/01through 3/31/01, the Fund's cumulative return (not annualized) was -26.66%. Charges imposed by the separate accounts that invest in the Fund are not included in the calculations of return in this bar chart, and if those charges were included, the returns would be less than those shown.

During the period shown in the bar chart, the highest return (not annualized) for a calendar quarter was 45.84% (4thQ'99) and the lowest return (not annualized) for a calendar quarter was -31.01% (4rdQ'00).



 Average Annual Total Returns
    for the periods ended                                              5 Years                     10 Years
      December 31, 2000                   1 Year             (or life of class if less)   (or life of class if less)
------------------------------- ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------
Oppenheimer Aggressive
Growth Fund/VA
(inception date: 8/15/86)                 -11.24%                      19.71%                       21.21%
------------------------------- ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------
S&P 500 Index
(from 12/31/90)                           -9.10%                       18.33%                       17.44%
------------------------------- ---------------------------- ---------------------------- ----------------------------

The Fund's returns in the table measure the performance of a hypothetical account without deducting charges imposed by the separate accounts that invest in the Fund and assume that all dividends and capital gains distributions have been reinvested in additional shares. Because the Fund invests primarily in stocks, the Fund's performance is compared to the S&P 500 Index, an unmanaged index of equity securities that is a measure of the general domestic stock market. However, it must be remembered that the index performance reflects the reinvestment of income but does not consider the effects of transaction costs. Also, the Fund may have investments that vary from the index.
The Fund's total returns should not be expected to be the same as the returns of other Oppenheimer funds, even if both funds have the same portfolio managers and/or similar names.

About the Fund's Investments

THE FUND'S PRINCIPAL INVESTMENT POLICIES. The allocation of the Fund's portfolio among the different types of permitted investments will vary over time based upon the evaluation of economic and market trends by the Manager. The Fund's portfolio might not always include all of the different types of investments described below. The Statement of Additional Information contains more detailed information about the Fund's investment policies and risks.

Stock Investments. The Fund invests in securities issued by companies that the Manager believes have growth potential. Growth companies can be new or established companies that may be developing new products or services, that have relatively favorable prospects, or that are expanding into new and growing markets. Current examples include companies in the fields of telecommunications, biotechnology, computer software, and new consumer products. Growth companies may be providing new products or services that can enable them to capture a dominant or important market position. They may have a special area of expertise or the capability to take advantage of changes in demographic factors in a more profitable way than larger, more established companies. Newer growth companies tend to retain a large part of their earnings for research, development or investment in capital assets. Therefore, they do not tend to emphasize paying dividends, and may not pay any dividends for some time. Stocks of growth companies are selected for the Fund's portfolio because the Manager believes the price of the stock will increase in value over time.

         The Fund does not limit its investments to issuers in a particular market capitalization range or ranges, although it currently focuses on mid-cap issuers. "Market capitalization" refers to the total market value of an issuer's common stock. The stock prices of large-cap issuers tend to be less volatile than the prices of mid-cap and small-cap companies in the short term, but these large-cap companies may not afford the same growth opportunities as mid-cap and small-cap companies.

Cyclical Opportunities. The Fund might also seek to take advantage of changes in the business cycle by investing in companies that are sensitive to those changes if the Manager believes they have growth potential. For example, when the economy is expanding, companies in the consumer durables and technology sectors might benefit and present long-term growth opportunities. The Fund focuses on seeking growth over the long term, but could seek to take tactical advantage of short-term market movements or events affecting particular issuers or industries.

SPECIAL PORTFOLIO DIVERSIFICATION REQUIREMENTS. To enable a variable annuity or variable life insurance contract based on an insurance company separate account to qualify for favorable tax treatment under the Internal Revenue Code, the underlying investments must follow special diversification requirements that limit the percentage of assets that can be invested in securities of particular issuers. The Fund's investment program is managed to meet those requirements, in addition to other diversification requirements under the Internal Revenue Code and the Investment Company Act of 1940 that apply to publicly-sold mutual funds.

         Failure by the Fund to meet those special requirements could cause earnings on a contract owner's interest in an insurance company separate account to be taxable income. Those diversification requirements might also limit, to some degree, the Fund's investment decisions in a way that could reduce its performance.

CAN THE FUND'S INVESTMENT OBJECTIVE AND POLICIES CHANGE? The Fund's Board of Trustees can change non-fundamental investment policies without shareholder approval, although significant changes will be described in amendments to this Prospectus. Fundamental policies are those that cannot be changed without the approval of a majority of the Fund's outstanding voting shares. The Fund's investment objective is a fundamental policy. Other investment restrictions that are fundamental policies are listed in the Statement of Additional Information. An investment policy is not fundamental unless this Prospectus or the Statement of Additional Information says that it is.

OTHER INVESTMENT STRATEGIES. To seek its objective, the Fund can also use the investment techniques and strategies described below. The Fund might not always use all of the different types of techniques and investments described below. These techniques have risks, although some of them are designed to help reduce overall investment or market risks.

Other Equity Securities. While the Fund emphasizes investments in common stocks, it can also buy preferred stocks, warrants and securities convertible into common stock. Although many convertible securities are debt securities, the Manager considers some of them to be "equity equivalents" because of the conversion feature, and in that case their rating has less impact on the investment decision than in the case of other debt securities. Nevertheless, convertible debt securities are subject to credit risk (the risk that the issuer will not make timely payments in interest and principal) and interest rate risk (the risk that the value of the security will fall if interest rates rise). If the Fund buys convertible securities (or other debt securities), it will focus primarily on investment-grade securities which pose less credit risk than lower-grade debt securities.

Investing in Small, Unseasoned Companies. The Fund can invest without limit in small, unseasoned companies. These are companies that have been in operation less than three years, including the operations of any predecessors. These securities may have limited liquidity, which means that the Fund may not be able to sell them quickly at an acceptable price. Their prices may be very volatile, especially in the short-term.

Foreign Investing. The Fund can buy securities in any country, including developed countries and emerging markets. The Fund limits its investments in foreign securities to not more than 25% of its net assets, and it normally does not expect to invest substantial amounts of its assets in foreign stocks.

Special Risks of Foreign Investing. While foreign securities offer special investment opportunities, there are also special risks. The change in value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of securities denominated in that foreign currency. Foreign issuers are not subject to the same accounting and disclosure requirements that U.S. companies are subject to. The value of foreign investments may be affected by exchange control regulations, expropriation or nationalization of a company's assets, foreign taxes, delays in settlement of transactions, changes in governmental economic or monetary policy in the U.S. or abroad, or other political and economic factors. Securities in underdeveloped countries may be more difficult to sell and their prices may be more volatile than securities of issuers in developed markets.

Illiquid and Restricted Securities. Investments may be illiquid because there is no active trading market for them, making it difficult to value them or dispose of them promptly at an acceptable price. A restricted security is one that has a contractual restriction on its resale or which cannot be sold publicly until it is registered under the Securities Act of 1933. The Fund will not invest more than 15% of its net assets in illiquid or restricted securities. Certain restricted securities that are eligible for resale to qualified institutional purchasers may not be subject to that limit. The Manager monitors holdings of illiquid securities on an ongoing basis to determine whether to sell any holdings to maintain adequate liquidity.

Derivative Investments. The Fund can invest in a number of different kinds of "derivative" investments. In general terms, a derivative investment is an investment contract whose value depends on (or is derived from) the value of an underlying asset, interest rate or index. In the broadest sense, options, futures contracts, and other hedging instruments the Fund might use may be considered "derivative" investments. In addition to using derivatives for hedging, the Fund might use other derivative investments because they offer the potential for increased value. The Fund currently does not use derivatives to a significant degree and is not required to use them in seeking its objective.

         Derivatives have risks. If the issuer of the derivative investment does not pay the amount due, the Fund can lose money on the investment. The underlying security or investment on which a derivative is based, and the derivative itself, may not perform the way the Manager expected it to. As a result of these risks the Fund could realize less principal or income from the investment than expected or its hedge might be unsuccessful. As a result, the Fund's share prices could fall. Certain derivative investments held by the Fund might be illiquid.

     o Hedging. The Fund can buy and sell futures contracts, put and call options, and forward contracts. These are all referred to as "hedging instruments." The Fund does not currently use hedging extensively nor for speculative purposes. It has limits on its use of hedging instruments and is not required to use them in seeking its objective.

         Some of these strategies would hedge the Fund's portfolio against price fluctuations. Other hedging strategies, such as buying futures and call options, would tend to increase the Fund's exposure to the securities market.

         Options trading involves the payment of premiums and has special tax effects on the Fund. For example, if a covered call written by the Fund is exercised on an investment that has increased in value, the Fund will be required to sell the investment at the call price and will not be able to realize any profit if the investment has increased in value above the call price. There are also special risks in particular hedging strategies. If the Manager used a hedging instrument at the wrong time or judged market conditions incorrectly, the strategy could reduce the Fund's return. The Fund could also experience losses if the prices of its futures and options positions were not correlated with its other investments or if it could not close out a position because of an illiquid market.

Temporary Defensive Instruments. In times of unstable or adverse market or economic conditions, the Fund can invest up to 100% of its assets in temporary defensive investments. Generally, they would be cash equivalents (such as commercial paper) money market instruments, short-term debt securities, U.S. Government securities, or repurchase agreements. They could include other investment-grade debt securities. The Fund might also hold these types of securities pending the investment of proceeds from the sale of Fund share or portfolio securities or to meet anticipated redemptions of Fund shares. To the extent the Fund invests defensively in these securities, it might not achieve its investment objective of capital appreciation.

How the Fund Is Managed

THE MANAGER. The Fund's investment Manager, OppenheimerFunds, Inc., chooses the Fund's investments and handles its day-to-day business. The Manager carries out its duties, subject to the policies established by the Board of Trustees, under an Investment Advisory Agreement that states the Manager's responsibilities. The Agreement sets forth the fees paid by the Fund to the Manager and describes the expenses that the Fund is responsible to pay to conduct its business.

         The Manager has been an investment adviser since January 1960. The Manager (including affiliates) managed assets of more than $120 billion at March 31, 2001, including more than 65 funds, having more than 5 million shareholder accounts. The Manager is located at Two World Trade Center, 34th Floor, New York, New York 10048-0203.

Portfolio Managers. The portfolio managers of the Fund are Bruce Bartlett and James F. Turner, II. They are the persons primarily responsible for the day-to-day management of the Fund's portfolio. Mr. Bartlett and Mr. Turner have been the Fund's portfolio managers since April 1998 and March 2001, respectively. Mr. Bartlett has been a Senior Vice President of the Manager since July 1999. He is also an officer and portfolio manager of other Oppenheimer funds. Prior to joining the Manager in 1995, Mr. Bartlett was a Vice President and Senior Portfolio Manager of First of America Investment Corporation.

         Mr. Turner has been a Vice President of the Manager since March 26, 2001. From May 2000 through March 2001, he was a portfolio manager for Technology Crossover Ventures. From August 1999 through May 2000, he was an Assistant Vice President and Associate Portfolio Manager of the Manager and from October 1996 through August 1999, he was a securities analyst of the Manager. Prior to joining the Manager in 1996, he was a securities analyst with First of America Investment Corporation.

Advisory Fees. Under the Investment Advisory Agreement, the Fund pays the
         Manager an advisory fee at an annual rate that declines on additional assets as the Fund grows: 0.75% of the first $200 million of average annual net assets, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million, 0.60% of the next $700 million, and 0.58% of average annual net assets over $1.5 billion. The Fund's management fee for its last fiscal year ended December 31, 2000, was 0.62% of the Fund's average annual net assets.

Possible Conflicts of Interest. The Fund offers its shares to separate accounts of different insurance companies that are not affiliated with each other, as an investment for their variable annuity, variable life and other investment product contracts. While the Fund does not foresee any disadvantages to contract owners from these arrangements, it is possible that the interests of owners of different contracts participating in the Fund through different separate accounts might conflict. For example, a conflict could arise because of differences in tax treatment.

         The Fund's Board has procedures to monitor the portfolio for possible conflicts to determine what action should be taken. If a conflict occurs, the Board might require one or more participating insurance company separate accounts to withdraw their investments in the Fund. That could force the Fund to sell securities at disadvantageous prices, and orderly portfolio management could be disrupted. Also, the Board might refuse to sell shares of the Fund to a particular separate account, or could terminate the offering of the Fund's shares if required to do so by law or if it would be in the best interests of the shareholders of the Fund to do so.

INVESTING IN THE FUND

How to Buy and Sell Shares


HOW ARE SHARES PURCHASED? Shares of the Fund may be purchased only by separate investment accounts of participating insurance companies as an underlying investment for variable life insurance policies, variable annuity contracts or other investment products. Individual investors cannot buy shares of the Fund directly. Please refer to the accompanying prospectus of the participating insurance company for information on how to select the Fund as an investment option for that variable life insurance policy, variable annuity or other investment product. That Prospectus will indicate whether you are only eligible to purchase Service shares of the Fund. The Fund reserves the right to refuse any purchase order when the Manager believes it would be in the Fund's best interests to do so.



Information about your investment in the Fund through your variable annuity contract, variable life insurance policy or other plan can be obtained only from your participating insurance company or its servicing agent. The Fund's Transfer Agent does not hold or have access to those records. Instructions for buying or selling shares of the Fund should be given to your insurance company or its servicing agent, not directly to the Fund or its Transfer Agent.


AT WHAT PRICE ARE SHARES SOLD? Shares are sold at their offering price, which is the net asset value per share. The Fund does not impose any sales charge on purchases of its shares. If there are any charges imposed under the variable annuity, variable life or other contract through which Fund shares are purchased, they are described in the accompanying prospectus of the participating insurance company.

         The net asset value per share is determined as of the close of The New York Stock Exchange on each day that the exchange is open for trading (referred to in this Prospectus as a "regular business day"). The Exchange normally closes at 4:00 P.M., New York time, but may close earlier on some days. All references to time in this Prospectus mean "New York time."

         The net asset value per share is determined by dividing the value of the Fund's net assets attributable to a class of shares by the number of shares of that class that are outstanding. The Fund's Board of Trustees has established procedures to value the Fund's securities to determine the Fund's net asset value, in general based on market values. The Board has adopted special procedures for valuing illiquid and restricted securities and securities for which market values cannot be readily obtained. Because some foreign securities trade in markets and on exchanges that operate on weekends and U.S. holidays, the values of some of the Fund's foreign investments might change significantly on days when shares of the Fund cannot be purchased or redeemed.

         The offering price that applies to an order from a participating insurance company is based on the next calculation of the net asset value per share that is made after the insurance company (as the Fund's designated agent to receive purchase orders) receives a purchase order from its contract owners to purchase Fund shares on a regular business day, provided that the Fund receives the order from the insurance company, generally by 9:30 A.M. on the next regular business day at the offices of its Transfer Agent in Denver, Colorado.


CLASSES OF SHARES. The Fund offers two different classes of shares. The class designated as Service shares are subject to a Distribution and Service Plan. The impact of the expenses of the Plan on Service shares is described below. The class of shares that are not subject to a Plan has no class "name" designation. The different classes of shares represent investments in the same portfolio of securities but are expected to have different expenses and share prices.

Distribution and Service Plan for Service Shares.

         The Fund has adopted a Distribution and Service Plan for Service shares to pay the distributor, for distribution related services for the Fund's Service shares. Although the Plan allows for payment to be made quarterly at an annual rate of up to 0.25% of the average annual net assets of Service shares of the Fund, that rate is currently reduced to 0.15%. The Board may increase that rate to no more than 0.25% per annum, without advance notification. The distributor currently uses all of those fees to compensate sponsor(s) of the insurance product that offers Fund shares, for providing personal service and maintenance of accounts of their variable contract owners that hold Service shares. The impact of the service plan is to increase operating expenses of the Service shares, which results in lower performance compared to the Fund's shares that are not subject to a service fee.


HOW ARE SHARES REDEEMED? As with purchases, only the participating insurance companies that hold Fund shares in their separate accounts for the benefit of variable annuity contracts, variable life insurance policies or other investment products can place orders to redeem shares. Contract holders and policy holders should not directly contact the Fund or its transfer agent to request a redemption of Fund shares. Contract owners should refer to the withdrawal or surrender instructions in the accompanying prospectus of the participating insurance company.

         The share price that applies to a redemption order is the next net asset value per share that is determined after the participating insurance company (as the Fund's designated agent) receives a redemption request on a regular business day from its contract or policy holder, provided that the Fund receives the order from the insurance company, generally by 9:30 A.M. the next regular business day at the office of its Transfer Agent in Denver, Colorado. The Fund normally sends payment by Federal Funds wire to the insurance company's account the day after the Fund receives the order (and no later than 7 days after the Fund's receipt of the order). Under unusual circumstances determined by the Securities and Exchange Commission, payment may be delayed or suspended.

Dividends, Capital Gains and Taxes


DIVIDENDS. The Fund intends to declare dividends separately for each class of shares from net investment income, if any, on an annual basis, and to pay those dividends in March or a date selected by the Board of Trustees. Dividends and distributions will generally be lower for Service shares, which normally have higher expenses. The Fund has no fixed dividend rate and cannot guarantee that it will pay any dividends.


         All dividends (and any capital gains distributions) will be reinvested automatically in additional Fund shares at net asset value for the account of the participating insurance company (unless the insurance company elects to have dividends or distributions paid in cash).

CAPITAL GAINS. The Fund may realize capital gains on the sale of portfolio securities. If it does, it may make distributions out of any net short-term or long-term capital gains in March of each year. The Fund may make supplemental distributions of dividends and capital gains following the end of its fiscal year. There can be no assurance that the Fund will pay any capital gains distributions in a particular year.

         All dividends (and any capital gains distributions) will be reinvested automatically in additional Fund shares at net asset value for the account of the participating insurance company (unless the insurance company elects to have dividends or distributions paid in cash).

TAXES. For a discussion of the tax status of a variable annuity contract, a variable life insurance policy or other investment product of a participating insurance company, please refer to the accompanying prospectus of your participating insurance company. Because shares of the Fund may be purchased only through insurance company separate accounts for variable annuity contracts, variable life insurance policies or other investment products, dividends paid by the Fund from net investment income and distributions (if any) of net realized short-term and long-term capital gains will be taxable, if at all, to the participating insurance company.

         This information is only a summary of certain federal income tax information about an investment in Fund shares. You should consult with your tax advisor or your participating insurance company representative about the effect of an investment in the Fund under your contract or policy.

Financial Highlights


The Financial Highlights Table is presented to help you understand the Fund's financial performance for the past 5 fiscal years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, the Fund's independent auditors, whose report, along with the Fund's financial statements, is included in the Statement of Additional Information, which is available on request.

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

                                                             Year Ended December 31,
Non-Service shares                                           2000           1999          1998            1997          1996
================================================================================================================================
Per Share Operating Data
Net asset value, beginning of period                             $82.31         $44.83        $40.96        $38.71        $34.21
--------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                                        .53           (.09)         (.05)          .10           .09
Net realized and unrealized gain (loss)                           (8.59)         37.57          5.09          4.01          6.59
--------------------------------------------------------------------------------------------------------------------------------
Total income (loss) from investment operations                    (8.06)         37.48          5.04          4.11          6.68
--------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                 --             --          (.10)         (.09)         (.11)
Distributions from net realized gain                              (3.48)            --         (1.07)        (1.77)        (2.07)
--------------------------------------------------------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                                   (3.48)            --         (1.17)        (1.86)        (2.18)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                   $70.77         $82.31        $44.83        $40.96        $38.71
                                                                 ======         ======        ======        ======        ======
================================================================================================================================
Total Return, at Net Asset Value(1)                              (11.24)%        83.60%        12.36%        11.67%        20.22%
================================================================================================================================
Ratios/Supplemental Data
Net assets, end of period (in thousands)                     $2,595,101     $2,104,128    $1,077,960      $877,807      $617,392
--------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                            $2,978,465     $1,314,349    $  954,848      $753,852      $467,080
--------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:(2)
Net investment income (loss)                                       0.65%         (0.17)%       (0.12)%        0.31%         0.32%
Expenses                                                           0.64%          0.67%         0.71%(3)      0.73%(3)      0.75%(3)
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                              39%            66%           80%           88%          100%


1. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
2. Annualized for periods of less than one full year.
3. Expense ratio has not been grossed up to reflect the effect of expenses paid indirectly.

--------------------------------------------------------------------------------
Financial Highlights  (Continued)
--------------------------------------------------------------------------------

                                                                                                              Period Ended
                                                                                                              December 31,
Service shares                                                                                                     2000(1)
==========================================================================================================================
Per Share Operating Data
Net asset value, beginning of period                                                                                $97.75
--------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                                                                                  .20
Net realized and unrealized loss                                                                                    (27.18)
--------------------------------------------------------------------------------------------------------------------------
Total loss from investment operations                                                                               (26.98)
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                                                      $70.77
                                                                                                                    ======
==========================================================================================================================
Total Return, at Net Asset Value(2)                                                                                 (27.60)%
==========================================================================================================================
Ratios/Supplemental Data
Net assets, end of period (in thousands)                                                                                $1
--------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                                                                                       $1
--------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:(3)
Net investment income                                                                                                 1.14%
Expenses                                                                                                              0.64%
--------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                                                                 39%

1. For the period from October 16, 2000 (inception of offering) to December 31, 2000.
2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
3. Annualized for periods of less than one full year.

INFORMATION AND SERVICES

For More Information on Oppenheimer Aggressive Growth Fund/VA:

The following additional information about Oppenheimer Aggressive Growth Fund/VA is available without charge upon request:

STATEMENT OF ADDITIONAL INFORMATION This document includes additional information about the Fund's investment policies, risks, and operations. It is incorporated by reference into this Prospectus (which means it is legally part of this Prospectus).

ANNUAL AND SEMI-ANNUAL REPORTS Additional information about the Fund's investments and performance is available in the Fund's Annual and Semi-Annual Reports to shareholders. The Annual Report includes a discussion of market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

How to Get More Information:

You can request the Statement of Additional Information, the Annual and Semi-Annual Reports, and other information about the Fund, or instructions on how to contact the sponsor of your insurance product:


By Telephone:                    Call OppenheimerFunds Services toll-free:
                                                        1.800.981.2871

By Mail:                                           Write to:
                                                  OppenheimerFunds Services
                                                  P.O. Box 5270
                                                  Denver, Colorado 80217-5270


You can also obtain copies of the Statement of Additional Information and other Fund documents and reports by visiting the SEC's Public Reference Room in Washington, D.C. (Phone 1.202.942.8090) or the EDGAR database on the SEC's Internet web site at HTTP://WWW.SEC.GOV. Copies may be obtained upon payment of a duplicating fee by electronic request at the SEC's e-mail address:
PUBLICINFO@SECGOV., or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102.

No one has been authorized to provide any information about the Fund or to make any representations about the Fund other than what is contained in this Prospectus. This Prospectus is not an offer to sell shares of the Fund, nor a solicitation of an offer to buy shares of the Fund, to any person in any state or other jurisdiction where it is unlawful to make such an offer.



SEC File No. 811-4108
PR0620.001.0501
Printed on recycled paper.







                                    Appendix to Prospectus of
                      Oppenheimer Aggressive Growth Fund/VA
                                (a series of Oppenheimer Variable Account Funds)

         Graphic material included in the Prospectus of Oppenheimer Aggressive Growth Fund/VA (the "Fund") under the heading "Annual Total Return (as of 12/31 each year)":

     A bar chart will be included in the Prospectus of the Fund depicting the annual total returns of a hypothetical $10,000 investment in shares of the Fund for each of the ten most recent calendar years, without deducting separate account expenses. Set forth below are the relevant data that will appear on the bar chart:

Calendar
Year
Ended                                                Annual Total Returns

12/31/91                                                      54.72%
12/31/92                                                      15.42%
12/31/93                                                      27.32%
12/31/94                                                      -7.59%
12/31/95                                                      32.52%
12/31/96                                                      20.23%
12/31/97                                                      11.67%
12/31/98                                                      12.36%
12/31/99                                                      83.60%
12/31/00                                                     -11.24%

Oppenheimer
Capital Appreciation Fund/VA
A series of Oppenheimer Variable Account Funds

Prospectus dated May 1, 2001



Oppenheimer Capital Appreciation Fund/VA is a mutual fund that seeks capital appreciation to make your investment grow. It emphasizes investments in common stocks of well-known, established companies. Shares of the Fund are sold only as the underlying investment for variable life insurance policies, variable annuity contracts and other insurance company separate accounts. A prospectus for the insurance product you have selected accompanies this Prospectus and explains how to select shares of the Fund as an investment under that insurance product. This Prospectus contains important information about the Fund's objective, its investment policies, strategies and risks. Please read this Prospectus (and your insurance product prospectus) carefully before you invest and keep them for future reference about your account.






As with all mutual funds, the Securities And Exchange Commission has not approved or disapproved the Fund's securities nor has it determined that this Prospectus is accurate or complete. It is a criminal offense to represent otherwise.



CONTENTS



                          ABOUT THE FUND

                          The Fund's Objective and Investment Strategies

                          Main Risks of Investing in the Fund

                          The Fund's Past Performance

                          About the Fund's Investments

                          How the Fund is Managed



                          INVESTING IN THE FUND

                          How to Buy and Sell Shares

                          Dividends, Capital Gains and Taxes

                          Financial Highlights

ABOUT THE FUND

The Fund's Objective and Investment Strategies


WHAT IS THE FUND'S INVESTMENT OBJECTIVE? The Fund seeks capital appreciation by investing in securities of well-known, established companies.

WHAT DOES THE FUND MAINLY INVEST IN? The Fund invests mainly in common stocks of established, well-known U.S. companies that OppenheimerFunds, Inc. (the "Manager") believes may appreciate in value over the long-term. While the Fund can invest in securities of issuers of all market capitalization ranges, the Manager currently emphasizes "mid-cap" issuers (having a market capitalization of between $2 billion and $11.5 billion) and "large capitalization" issuers (having a market capitalization of $5 billion or more). The Fund generally focuses on well-known and established companies that have a history of earnings. These companies tend to be seasoned issuers with an operating history of at least five years, including any predecessors.


HOW DOES THE MANAGER DECIDE WHAT SECURITIES TO BUY OR SELL? In selecting securities for the Fund, the Fund's portfolio manager looks primarily for companies with high growth potential using fundamental analysis of a company's financial statements and management structure, and analysis of the company's operations and product development, as well as the industry of which the issuer is part. The portfolio manager looks for stocks that are reasonably priced in relation to overall stock market valuations. The portfolio manager focuses on factors that may vary in particular cases and over time in seeking broad diversification of the Fund's portfolio among industries and market sectors. Currently the portfolio manager looks for:
o        Companies with management that has a proven record,
o Companies with relatively stable or established businesses in established markets, that are entering into a growth cycle.
o        Companies with strong earnings growth.

WHO IS THE FUND DESIGNED FOR? The Fund's shares are available only as an investment option under certain variable annuity contracts, variable life insurance policies and investment plans offered through insurance company separate accounts of participating insurance companies, for investors seeking capital appreciation in their investment over the long term, from investments in common stocks of well-known companies. Those investors should be willing to assume the risks of short-term share price fluctuations that are typical for a fund focusing on stock investments. Since the Fund's income level will fluctuate and will likely be small, it is not designed for investors needing an assured level of current income. However, the Fund is not a complete investment program.

Main Risks of Investing in the Fund

         All investments have some degree of risk. The Fund's investments, in particular, are subject to changes in their value from a number of factors described below. They include changes in general stock market movements (this is referred to as "market risk"), or the change in value of particular stocks because of an event affecting the issuer. There is also the risk that poor security selection by the Manager will cause the Fund to underperform other funds having a similar objective. At times, the Fund might increase the relative emphasis of its investments in a particular industry. If it does, it may be subject to the risks that economic, political or other events can have a negative effect on the values of securities of issuers in that industry (this is referred to as "industry risk").

         The Manager tries to reduce risks by carefully researching securities before they are purchased. The Fund attempts to reduce its exposure to market risks by diversifying its investments, that is, by not holding a substantial percentage of the stock of any one company and by not investing too great a percentage of the Fund's assets in any one issuer. Also, the Fund does not concentrate 25% or more of its investments in any one industry.


         However, changes in the overall market prices of securities and the income they pay can occur at any time. The share price of the Fund will change daily based on changes in market conditions, market prices of securities and in response to other economic events.


RISKS OF INVESTING IN STOCKS. Stocks fluctuate in price, and their short-term volatility at times may be great. Because the Fund currently invests primarily in common stocks for capital appreciation, the value of the Fund's portfolio will be affected by changes in the stock markets. Market risk will affect the Fund's net asset value per share, which will fluctuate as the values of the Fund's portfolio securities change. A variety of factors can affect the price of a particular stock and the prices of individual stocks do not all move in the same direction uniformly or at the same time. Different stock markets may behave differently from each other. Securities in the Fund's portfolio may not increase as much as the market as a whole. Growth stocks may at times be favored by the market and at other times may be out of favor. Some securities may be inactively traded, and therefore, may not be readily bought or sold. Although some growth stocks may appreciate quickly, investors should not expect the Fund's investments to act in this manner because the Fund is designed for long-term capital appreciation.

         Other factors can affect a particular stock's price, such as poor earnings reports by the issuer, loss of major customers, major litigation against the issuer, or changes in government regulations affecting the issuer. The Fund invests mainly in securities of large companies, but can also invest in small and medium-size companies, which may have more volatile stock prices than large companies.

Industry and Sector Focus. At times the Fund may increase the relative emphasis of its investments in a particular industry or sector. The prices of stocks of issuers in a particular industry or sector may go up and down in response to changes in economic conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry or sector more than others. To the extent that the Fund increases the relative emphasis of its investments in a particular industry or sector, its share values may fluctuate in response to events affecting that industry or sector. To some extent that risk may be limited by the Fund's policy of not concentrating 25% or more of its assets in investments in any one industry.

Risks of Growth Stocks. Stocks of growth companies, particularly newer companies, may offer opportunities for greater capital appreciation but may be more volatile than stocks of larger, more established companies. If the company's earnings growth fails to increase as expected the stock price of a growth company may decline sharply.

HOW RISKY IS THE FUND OVERALL? The risks described above collectively form the overall risk profile of the Fund and can affect the value of the Fund's investments, its investment performance and its price per share. Particular investments and investment strategies also have risks. These risks mean that you can lose money by investing in the Fund. When you redeem your shares, they may be worth more or less than what you paid for them. There is no assurance that the Fund will achieve its investment objective.

         In the short term, stock markets can be volatile, and the price of the Fund's shares can go up and down substantially. The Fund generally does not use income-oriented investments to a great extent to help cushion the Fund's share price from stock market volatility, except for defensive purposes. Because it focuses on larger companies, the Fund generally may be less volatile than funds focusing on investments in small-cap stocks, but the Fund may have greater risk of volatility than funds that invest in both stocks and fixed income securities.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund's Past Performance


         The bar chart and table below show one measure of the risks of investing in the Fund, by showing changes in the Fund's performance from year to year for the last ten calendar years and by showing how the average annual total returns for 1, 5 and 10 years of the Fund's shares compare to those of a broad-based market index. Performance is not shown for the Fund's Service shares, which were not offered prior to March 31, 2001. Because Service shares are subject to a service fee, the performance is expected to be lower for any given period. The Fund's past investment performance is not necessarily an indication of how the Fund will perform in the future.


Annual Total Returns (as of 12/31 each year)

[See appendix to prospectus for data in bar chart showing annual total returns]


For the period from 1/1/01 through 3/31/01, the Fund's cumulative return (not annualized) was -10.36%. Charges imposed by the separate accounts that invest in the Fund are not included in the calculations of return in this bar chart, and if those charges were included, the returns would be less than those shown. During the periods shown in the bar chart, the highest return (not annualized) for a calendar quarter was 28.49% (4th Q'99) and the lowest return (not annualized) for a calendar quarter was -16.41% (3rd Q'98).




Average Annual Total Returns
for the periods ended                       5 Years               10 Years
December 31, 2000              1 Year      (or life of          (or life of
                                           class or less)       class or less)



Oppenheimer Capital
Appreciation Fund/VA
(inception date: 4/3/85)      -0.23%          22.69%              19.45%



S&P 500 Index
(from: 12/31/90)              -9.10%          18.33%             17.44%




The Fund's returns in the table measure the performance of a hypothetical account without deducting charges imposed by the separate accounts that invest in the Fund and assume that all dividends and capital gains distributions have been reinvested in additional shares. Because the Fund invests primarily in stocks, the Fund's performance is compared to the S&P 500 Index, an unmanaged index of equity securities that is a measure of the general domestic stock market. However, it must be remembered that the index performance reflects the reinvestment of income but does not consider the effects of transaction costs. Also, the Fund may have investments that vary from the index.

The Fund's total returns should not be expected to be the same as the returns of other Oppenheimer funds, even if both funds have the same portfolio managers and/or similar names.

About the Fund's Investments

THE FUND'S PRINCIPAL INVESTMENT POLICIES. The allocation of the Fund's portfolio among the different types of permitted investments will vary over time based upon the evaluation of economic and market trends by the Manager. The Fund's portfolio might not always include all of the different types of investments described below. The Statement of Additional Information contains more detailed information about the Fund's investment policies and risks.

Stock Investments. The types of growth companies the Manager focuses on are larger, more established growth companies with an operating history of at least five years (including any predecessors) and a history of earnings and dividends. Although not a focus of the Fund, small-cap companies may be held to a lesser degree. Growth companies may be companies that are developing new products or services, such as companies in the technology sector, or they may be expanding into new markets for their products, such as the energy sector. Growth companies tend to retain a large part of their earnings for research, development or investment in capital assets. Therefore, they do not tend to emphasize paying dividends, and may not pay any dividends for some time. They are selected for the Fund's portfolio because the Manager believes the price of the stock will increase over time.

Cyclical Opportunities. The Fund may also seek to take advantage of changes in the business cycle by investing in companies that are sensitive to those changes if the Manager believes they have growth potential. For example, when the economy is expanding, companies in the consumer durables and technology sectors might benefit and present long-term growth opportunities. The Fund might sometimes seek to take tactical advantage of short-term market movements or events affecting particular issuers or industries.


SPECIAL PORTFOLIO DIVERSIFICATION REQUIREMENTS. To enable a variable annuity or variable life insurance contract based on an insurance company separate account to qualify for favorable tax treatment under the Internal Revenue Code, the underlying investments must follow special diversification requirements that limit the percentage of assets that can be invested in securities of particular issuers. The Fund's investment program is managed to meet those requirements, in addition to other diversification requirements under the Internal Revenue Code and the Investment Company Act of 1940, that apply to publicly-sold mutual funds.


         Failure by the Fund to meet those special requirements could cause earnings on a contract owner's interest in an insurance company separate account to be taxable income. Those diversification requirements might also limit, to some degree, the Fund's investment decisions in a way that could reduce its performance.

CAN THE FUND'S INVESTMENT OBJECTIVE AND POLICIES CHANGE? The Fund's Board of Trustees can change non-fundamental investment policies without shareholder approval, although significant changes will be described in amendments to this Prospectus. Fundamental policies are those that cannot be changed without the approval of a majority of the Fund's outstanding voting shares. The Fund's investment objective is a fundamental policy. Other investment restrictions that are fundamental policies are listed in the Statement of Additional Information. An investment policy is not fundamental unless this Prospectus or the Statement of Additional Information says that it is.



OTHER INVESTMENT STRATEGIES. To seek its objective, the Fund can also use the investment techniques and strategies described below. The Fund might not always use all of the different types of techniques and investments described below. These techniques have certain risks, although some are designed to help reduce overall investment or market risks.


Other Equity Securities. While the Fund emphasizes investments in common stocks, it can also buy preferred stocks and securities convertible into common stock. While many convertible securities are debt securities, the Manager considers some of them to be "equity equivalents" because of the conversion feature and in those cases their rating has less impact on the investment decision than in the case of other debt securities. Nevertheless, convertible debt securities are subject to both "credit risk" (the risk that the issuer will not pay interest or repay principal in a timely manner) and "interest rate risk" (the risk that prices of the securities will be affected inversely by changes in prevailing interest rates). If the Fund buys convertible securities (or other debt securities), it will focus primarily on investment-grade securities which pose less credit risk than lower-grade debt securities.

Illiquid and Restricted Securities. Investments may be illiquid because there is no active trading market for them, making it difficult to value them or dispose of them promptly at an acceptable price. A restricted security is one that has a contractual restriction on its resale or which cannot be sold publicly until it is registered under the Securities Act of 1933. The Fund will not invest more than 15% of its net assets in illiquid or restricted securities. Certain restricted securities that are eligible for resale to qualified institutional purchasers may not be subject to that limit. The Manager monitors holdings of illiquid securities on an ongoing basis to determine whether to sell any holdings to maintain adequate liquidity.

Derivative Investments. The Fund can invest in a number of different kinds of "derivative" investments. In general terms, a derivative investment is an investment contract whose value depends on (or is derived from) the value of an underlying asset, interest rate or index. In the broadest sense, options, futures contracts, and other hedging instruments the Fund might use may be considered "derivative" investments. In addition to using derivatives for hedging, the Fund might use certain derivative investments because they offer the potential for increased value. The Fund currently does not use derivatives to a significant degree and is not required to use them in seeking its objective.

         Derivatives have risks. If the issuer of the derivative investment does not pay the amount due, the Fund can lose money on the investment. The underlying security or investment on which a derivative is based, and the derivative itself, may not perform the way the Manager expected it to. As a result of these risks the Fund could realize less principal or income from the investment than expected or its hedge might be unsuccessful. As a result, the Fund's share prices could fall. Certain derivative investments held by the Fund might be illiquid.

     o Hedging. The Fund can buy and sell futures contracts, put and call options, and forward contracts. These are all referred to as "hedging instruments." The Fund does not currently use hedging extensively nor for speculative purposes. It has limits on its use of hedging instruments and is not required to use them in seeking its objective.

         Some of these strategies would hedge the Fund's portfolio against price fluctuations. Other hedging strategies, such as buying futures and call options, would tend to increase the Fund's exposure to the securities market.

         Options trading involves the payment of premiums and has special tax effects on the Fund. For example, if a covered call written by the Fund is exercised on an investment that has increased in value, the Fund will be required to sell the investment at the call price and will not be able to realize any profit if the investment has increased in value above the call price. There are also special risks in particular hedging strategies. If the Manager used a hedging instrument at the wrong time or judged market conditions incorrectly, the strategy could reduce the Fund's return. The Fund could also experience losses if the prices of its futures and options positions were not correlated with its other investments or if it could not close out a position because of an illiquid market.

Temporary Defensive Investments. For cash management purposes, the Fund can hold cash equivalents such as commercial paper, repurchase agreements, Treasury bills and other short-term U.S. government securities. In times of adverse or unstable market or economic conditions, the Fund can invest up to 100% of its assets in temporary defensive investments. These would ordinarily be U. S. government securities, highly-rated commercial paper, bank deposits or repurchase agreements. To the extent the Fund invests defensively in these securities, it might not achieve its investment objective.

How the Fund Is Managed

THE MANAGER. The Fund's investment Manager, OppenheimerFunds, Inc., chooses the Fund's investments and handles its day-to-day business. The Manager carries out its duties, subject to the policies established by the Board of Trustees, under an Investment Advisory Agreement that states the Manager's responsibilities. The Agreement sets the fees paid by the Fund to the Manager and describes the expenses that the Fund is responsible to pay to conduct its business.


         The Manager has been an investment adviser since 1960. The Manager (including affiliates) managed assets of more than $120 billion at March 31, 2001, including more than 65 funds, having more than 5 million shareholder accounts. The Manager is located at Two World Trade Center, 34th Floor, New York, New York 10048-0203.

Portfolio Manager. The portfolio manager of the Fund is Jane Putnam. She is a Vice President of the Fund and the Manager (since October 1995). She has been the person principally responsible for the day-to-day management of the Fund's portfolio since May 1994. Ms. Putnam also serves as an officer and portfolio manager for other Oppenheimer funds. Before joining the Manager, she was a portfolio manager and equity research analyst for Chemical Bank (June 1989 - May 1994).

Advisory Fees. Under the Investment Advisory Agreement, the Fund pays the
         Manager an advisory fee at an annual rate that declines on additional assets as the Fund grows: 0.75% of the first $200 million of average annual net assets, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million, and 0.60% of average annual net assets over $800 million. The Fund's management fee for its last fiscal year ended December 31, 2000, was 0.64% of the Fund's average annual net assets.


Possible Conflicts of Interest. The Fund offers its shares to separate accounts of different insurance companies that are not affiliated with each other, as an investment for their variable annuity, variable life and other investment product contracts. While the Fund does not foresee any disadvantages to contract owners from these arrangements, it is possible that the interests of owners of different contracts participating in the Fund through different separate accounts might conflict. For example, a conflict could arise because of differences in tax treatment.

         The Fund's Board has procedures to monitor the portfolio for possible conflicts to determine what action should be taken. If a conflict occurs, the Board might require one or more participating insurance company separate accounts to withdraw their investments in the Fund. That could force the Fund to sell securities at disadvantageous prices, and orderly portfolio management could be disrupted. Also, the Board might refuse to sell shares of the Fund to a particular separate account, or could terminate the offering of the Fund's shares if required to do so by law or if it would be in the best interests of the shareholders of the Fund to do so.

INVESTING IN THE FUND

How to Buy and Sell Shares


HOW ARE SHARES PURCHASED? Shares of the Fund may be purchased only by separate investment accounts of participating insurance companies as an underlying investment for variable life insurance policies, variable annuity contracts or other investment products. Individual investors cannot buy shares of the Fund directly. Please refer to the accompanying prospectus of the participating insurance company for information on how to select the Fund as an investment option for that variable life insurance policy, variable annuity or other investment product. That Prospectus will indicate whether you are eligible to purchase Service shares of the Fund. The Fund reserves the right to refuse any purchase order when the Manager believes it would be in the Fund's best interests to do so.



Information about your investment in the Fund through your variable annuity contract, variable life insurance policy or other plan can be obtained only from your participating insurance company or its servicing agent. The Fund's Transfer Agent does not hold or have access to those records. Instructions for buying or selling shares of the Fund should be given to your insurance company or its servicing agent, not directly to the Fund or its Transfer Agent.


AT WHAT PRICE ARE SHARES SOLD? Shares are sold at their offering price, which is the net asset value per share. The Fund does not impose any sales charge on purchases of its shares. If there are any charges imposed under the variable annuity, variable life or other contract through which Fund shares are purchased, they are described in the accompanying prospectus of the participating insurance company.

         The net asset value per share is determined as of the close of The New York Stock Exchange on each day that the exchange is open for trading (referred to in this Prospectus as a "regular business day"). The Exchange normally closes at 4:00 P.M., New York time, but may close earlier on some days. All references to time in this Prospectus mean "New York time."

         The net asset value per share is determined by dividing the value of the Fund's net assets attributable to a class of shares by the number of shares of that class that are outstanding. The Fund's Board of Trustees has established procedures to value the Fund's securities to determine the Fund's net asset value, in general based on market values. The Board has adopted special procedures for valuing illiquid and restricted securities and securities for which market values cannot be readily obtained. Because some foreign securities trade in markets and on exchanges that operate on weekends and U.S. holidays, the values of some of the Fund's foreign investments might change significantly on days when shares of the Fund cannot be purchased or redeemed.

         The offering price that applies to an order from a participating insurance company is based on the next calculation of the net asset value per share that is made after the insurance company (as the Fund's designated agent to receive purchase orders) receives a purchase order from its contract owners to purchase Fund shares on a regular business day, provided that the Fund receives the order from the insurance company, generally by 9:30 A.M. on the next regular business day at the offices of its Transfer Agent in Denver, Colorado.


CLASSES OF SHARES. The Fund may offer two different classes of shares. The class designated as Service shares are subject to a Distribution and Service Plan. The impact of the expenses of the Plan on Service shares is described below. The class of shares that are not subject to a Plan has no class "name" designation. The different classes of shares represent investments in the same portfolio of securities but are expected to have different expenses and share prices.

Distribution and Service Plan for Service Shares. The Fund has adopted a Distribution and Service Plan for Service shares to pay the distributor, for distribution related services for the Fund's Service shares. Although the Plan allows for payment to be made quarterly at an annual rate of up to 0.25% of the average annual net assets of Service shares of the Fund, that rate is currently reduced to 0.15%. The Board may increase that rate to no more than 0.25% per annum, without advance notification. The distributor currently uses all of those fees to compensate sponsor(s) of the insurance product that offers Fund shares, for providing personal service and maintenance of accounts of their variable contract owners that hold Service shares. The impact of the service plan is to increase operating expenses of the Service shares, which results in lower performance compared to the Fund's shares that are not subject to a service fee.


HOW ARE SHARES REDEEMED? As with purchases, only the participating insurance companies that hold Fund shares in their separate accounts for the benefit of variable annuity contracts, variable life insurance policies or other investment products can place orders to redeem shares. Contract holders and policy holders should not directly contact the Fund or its transfer agent to request a redemption of Fund shares. Contract owners should refer to the withdrawal or surrender instructions in the accompanying prospectus of the participating insurance company.

         The share price that applies to a redemption order is the next net asset value per share that is determined after the participating insurance company (as the Fund's designated agent) receives a redemption request on a regular business day from its contract or policy holder, provided that the Fund receives the order from the insurance company, generally by 9:30 A.M. the next regular business day at the office of its Transfer Agent in Denver, Colorado. The Fund normally sends payment by Federal Funds wire to the insurance company's account the day after the Fund receives the order (and no later than 7 days after the Fund's receipt of the order). Under unusual circumstances determined by the Securities and Exchange Commission, payment may be delayed or suspended.

Dividends, Capital Gains and Taxes


DIVIDENDS. The Fund intends to declare dividends separately for each class of shares from net investment income, if any, on an annual basis, and to pay those dividends in March on a date selected by the Board of Trustees. Dividends and distributions will generally be lower for Service shares, which normally have higher expenses. The Fund has no fixed dividend rate and cannot guarantee that it will pay any dividends.

         All dividends (and any capital gains distributions) will be reinvested automatically in additional Fund shares at net asset value for the account of the participating insurance company (unless the insurance company elects to have dividends or distributions paid in cash).


CAPITAL GAINS. The Fund may realize capital gains on the sale of portfolio securities. If it does, it may make distributions out of any net short-term or long-term capital gains in March of each year. The Fund may make supplemental distributions of dividends and capital gains following the end of its fiscal year. There can be no assurance that the Fund will pay any capital gains distributions in a particular year.

TAXES. For a discussion of the tax status of a variable annuity contract, a variable life insurance policy or other investment product of a participating insurance company, please refer to the accompanying prospectus of your participating insurance company. Because shares of the Fund may be purchased only through insurance company separate accounts for variable annuity contracts, variable life insurance policies or other investment products, dividends paid by the Fund from net investment income and distributions (if any) of net realized short-term and long-term capital gains will be taxable, if at all, to the participating insurance company.

         This information is only a summary of certain federal income tax information about an investment in Fund shares. You should consult with your tax advisor or your participating insurance company representative about the effect of an investment in the Fund under your contract or policy.

Financial Highlights


The Financial Highlights Table is presented to help you understand the Fund's financial performance for the past 5 fiscal years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, the Fund's independent auditors, whose report, along with the Fund's financial statements, is included in the Statement of Additional Information, which is available on request. Because Service shares of the Fund were not issued prior to December 31, 2000, no financial information is shown for Service shares in the Financial Highlights table or in the financial statements included in the Statement of Additional Information.

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

                                                     Year Ended December 31,
                                                     2000         1999        1998           1997           1996
------------------------------------------------------------------------------------------------------------------
Per Share Operating Data
Net asset value, beginning of period                 $49.84       $36.67      $32.44         $27.24         $23.55
------------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income                                   .27          .06         .13            .25            .15
Net realized and unrealized gain                        .02        14.68        7.28           6.62           5.46
------------------------------------------------------------------------------------------------------------------
Total income from investment operations                 .29        14.74        7.41           6.87           5.61
------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                   (.06)        (.13)       (.24)          (.15)          (.25)
Distributions from net realized gain                  (3.44)       (1.44)      (2.94)         (1.52)         (1.67)
------------------------------------------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                       (3.50)       (1.57)      (3.18)         (1.67)         (1.92)
------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $46.63       $49.84      $36.67         $32.44         $27.24
                                                     ======       ======      ======         ======         ======

------------------------------------------------------------------------------------------------------------------
Total Return, at Net Asset Value(1)                   (0.23)%      41.66%      24.00%         26.68%         25.20%

------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
Net assets, end of period (in millions)              $2,096       $1,425      $  769         $  494         $  286
------------------------------------------------------------------------------------------------------------------
Average net assets (in millions)                     $1,922       $1,003      $  609         $  390         $  152
------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:(2)
Net investment income                                  0.66%        0.21%       0.50%          1.02%          1.08%
Expenses                                               0.67%        0.70%       0.75%(3)       0.75%(3)       0.81%(3)(4)
------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                  38%          56%         56%            66%            65%


1. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period.
Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
2. Annualized for periods of less than one full year.
3. Expense ratio has not been grossed up to reflect the effect of expenses paid indirectly.
4. The expense ratio was 0.79% net of the voluntary reimbursement by the Manager.

INFORMATION AND SERVICES

For More Information on Oppenheimer Capital Appreciation Fund/VA:

The following additional information about Oppenheimer Capital Appreciation Fund is available without charge upon request:

STATEMENT OF ADDITIONAL INFORMATION This document includes additional information about the Fund's investment policies, risks, and operations. It is incorporated by reference into this Prospectus (which means it is legally part of this Prospectus).

ANNUAL AND SEMI-ANNUAL REPORTS Additional information about the Fund's investments and performance is available in the Fund's Annual and Semi-Annual Reports to shareholders. The Annual Report includes a discussion of market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.


How to Get More Information:

You can request the Statement of Additional Information, the Annual and Semi-Annual Reports, and other information about the Fund, or instructions on how to contact the sponsor of your insurance product:




By Telephone:                    Call OppenheimerFunds Services toll-free:
                                                        1.800.981.2871


By Mail:                                       Write to:
                                               OppenheimerFunds Services
                                               P.O. Box 5270
                                               Denver, Colorado 80217-5270


You can also obtain copies of the Statement of Additional Information and other Fund documents and reports by visiting the SEC's Public Reference Room in Washington, D.C. (Phone 1.202.942.8090) or the EDGAR database on the SEC's Internet web site at HTTP://WWW.SEC.GOV. Copies may be obtained upon payment of a duplicating fee by electronic request at the SEC's e-mail address:
PUBLICINFO@SECGOV., or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102.

No one has been authorized to provide any information about the Fund or to make any representations about the Fund other than what is contained in this Prospectus. This Prospectus is not an offer to sell shares of the Fund, nor a solicitation of an offer to buy shares of the Fund, to any person in any state or other jurisdiction where it is unlawful to make such an offer.

SEC File No. 811-4108
PR0610.001.0501
Printed on recycled paper.



                                          Appendix to Prospectus of
                                  Oppenheimer Capital Appreciation Fund/VA
                              (a series of Oppenheimer Variable Account Funds)


         Graphic material included in the Prospectus of Oppenheimer Capital Appreciation Fund/VA (the "Fund") under the heading "Annual Total Return (as of 12/31 each year)":

     A bar chart will be included in the Prospectus of the Fund depicting the annual total returns of a hypothetical $10,000 investment in shares of the Fund for each of the ten most recent calendar years, without deducting separate account expenses. Set forth below are the relevant data that will appear on the bar chart:

Calendar
Year
Ended                                                Annual Total Returns


12/31/91                                                      25.54%
12/31/92                                                      14.53%
12/31/93                                                       7.25%
12/31/94                                                       0.97%
12/31/95                                                      36.66%
12/31/96                                                      25.20%
12/31/97                                                      26.69%
12/31/98                                                      24.00%
12/31/99                                                      41.66%
12/31/00                                                      -0.23%

Oppenheimer
Main Street Small Cap Fund(R)/VA
A series of Oppenheimer Variable Account Funds

Prospectus dated May 1, 2001


Oppenheimer Main Street Small Cap Fund/VA is a mutual fund that seeks capital appreciation to make your investment grow. The Fund invests mainly in common stocks of "small-cap" companies. Prior to May 1, 2001, the Fund was named "Oppenheimer Small Cap Growth Fund/VA." Shares of the Fund are sold only as the underlying investment for variable life insurance policies, variable annuity contracts and other insurance company separate accounts. A prospectus for the insurance product you have selected accompanies this Prospectus and explains how to select shares of the Fund as an investment under that insurance product. This Prospectus contains important information about the Fund's objective, its investment policies, strategies and risks. Please read this Prospectus (and your insurance product prospectus) carefully before you invest and keep them for future reference about your account.


As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the Fund's securities nor has it determined that this Prospectus is accurate or complete. It is a criminal offense to represent otherwise.

CONTENTS



                          ABOUT THE FUND

                          The Fund's Objective and Investment Strategies

                          Main Risks of Investing in the Fund

                          The Fund's Past Performance

                          About the Fund's Investments

                          How the Fund is Managed



                          INVESTING IN THE FUND

                          How to Buy and Sell Shares

                          Dividends, Capital Gains and Taxes

                          Financial Highlights

ABOUT THE FUND

The Fund's Objective and Investment Strategies

WHAT IS THE FUND'S INVESTMENT OBJECTIVE? The Fund seeks capital appreciation.


What DOES THE FUND MAINLY INVEST IN? The Fund invests mainly in common stocks of small-capitalization ("small cap") U.S. companies that the Fund's investment manager, OppenheimerFunds, Inc. (the "Manager") believes have favorable business trends or prospects. Under normal market conditions, the Fund will invest at least 65% of its total assets in common stocks and other equity securities of "growth" and/or "value" companies having a small market capitalization. These may include small, unseasoned companies. A "value" investment style attempts to find companies whose securities are believed to be undervalued in the marketplace. A "growth" investment style encompasses a search for companies whose earnings are expected to increase at a greater rate than the overall market. The Fund incorporates a blended style of investing combining both growth and value styles.

         The Fund currently considers an issuer having a market capitalization of up to $2.5 billion to be a "small-cap" issuer. The Fund measures that capitalization at the time the Fund buys the security, and it is not required to sell the security if the issuer's capitalization grows above $2.5 billion. Over time, the Fund may change the range of assets it uses to define "small-cap" issuers, as market conditions change. The Fund's investment program is more fully explained in "About the Fund's Investments," below.




       What is "Market Capitalization"?



       In general, the market capitalization is the value of a company determined by the total market value of its issued and outstanding common stock.


HOW DO THE PORTFOLIO MANAGERS DECIDE WHAT SECURITIES TO BUY OR SELL? In selecting securities for purchase or sale by the Fund, the Fund's portfolio managers use an investment process that combines quantitative models, fundamental research about particular securities and individual judgment. The use of that process to manage this Fund commenced May 1, 2001. While this process and the inter-relationship of the factors used may change over time and its implementation may vary in particular cases, in general the selection process involves the use of:

o Multi-factor quantitative models: These include a group of "top-down" models that analyze data such as relative valuations, relative price trends, interest rates and the shape of the yield curve. These help direct portfolio emphasis by industries and value or growth styles. A group of "bottom up" models helps to rank stocks in a universe typically including the 1000 stocks that follow the largest 1000 stocks in order of market capitalization, selecting stocks for relative attractiveness by analyzing fundamental stock and company characteristics.
o Fundamental research: The portfolio managers use internal research and analysis by other market analysts, with emphasis on current company news and industry-related events.
o Judgment: The portfolio is then continuously re-balanced by the portfolio managers, based upon the quantitative tools and quantitative factors described above.

         In seeking broad diversification of the Fund's portfolio, the portfolio managers currently search primarily for the following characteristics (although these may vary over time and in different cases): o Companies with a small market capitalization.
o Companies with financial characteristics attractive to our quantitative models.
o Companies experiencing positive changes in operations due to enhanced competitive ability and/or beneficial industry trends.

         The portfolio managers employ a disciplined approach in deciding whether to sell particular portfolio securities based on quantitative models and fundamental research. If a particular stock exhibits a material decrease in revenue and earnings growth, they will consider selling the stock. In addition, if the reason that the portfolio managers originally purchased the stock of a particular company materially changes then they may also decide to sell the stock.


WHO IS THE FUND DESIGNED FOR? The Fund's shares are available only as an investment option under certain variable annuity contracts, variable life insurance policies and investment plans offered through insurance company separate accounts of participating insurance companies, for investors seeking capital growth in their investment over the long term, from a fund that invests in small-cap stocks. Those investors should be willing to assume the greater risks of short-term share price fluctuations that are typical for an aggressive fund focusing on small-cap stocks. Since the Fund does not invest for income and the income from its investments will likely be small, it is not designed for investors needing an assured level of current income. However, the Fund is not a complete investment program.

Main Risks of Investing in the Fund

         All investments have some degree of risk. The Fund's investments, in particular, are subject to changes in their value from a number of factors described below. Investments in stocks can be volatile and are subject to changes in general stock market movements (this is referred to as "market risk"). There is also the risk that poor security selection by the Manager will cause the Fund to underperform other funds having a similar objective. There may be events or changes affecting particular industries that might have a relatively greater weighting in the Fund's portfolio (this is referred to as "industry risk") or the change in value of a particular stock because of an event affecting the issuer.

         Stocks of growth companies may provide greater opportunities for capital appreciation but may be more volatile than other stocks. That volatility is likely to be even greater for small-cap companies. The Fund can also buy foreign securities that have special risks not associated with investments in domestic securities, such as the effects of currency fluctuations on relative prices.

         The Manager tries to reduce risks by carefully researching securities before they are purchased. The Fund attempts to reduce its exposure to market risks by diversifying its investments, that is, by not holding a substantial percentage of the stock of any one company and by not investing too great a percentage of the Fund's assets in any one company. Also, the Fund does not concentrate 25% or more of its assets in investments in any one industry. However, changes in the overall market prices of securities can occur at any time. The share price of the Fund will change daily based on changes in market prices of securities and market conditions, and in response to other economic events.

RISKS OF INVESTING IN STOCKS. Because the Fund invests primarily in common stocks of small-cap growth companies, the value of the Fund's portfolio will be affected by changes in the stock market and the special economic and other factors that might primarily affect the prices of small cap stocks. Market risk will affect the Fund's net asset value per share, which will fluctuate as the values of the Fund's portfolio securities change. The prices of individual stocks do not all move in the same direction uniformly or at the same time. Different stock markets may behave differently from each other.

         Securities in the Fund's portfolio may not increase as much as the market as a whole. Growth stocks may at times be favored by the market and at other times may be out of favor. Some small cap securities may be inactively traded, and therefore, may not be readily bought or sold. Although profits in some Fund holdings may be realized quickly, investors should not expect the Fund's investments to appreciate rapidly. Other factors can affect a particular stock's price, such as poor earnings reports by the issuer, loss of major customers, major litigation against the issuer, or changes in government regulations affecting the issuer or its industry.


Industry, Sector and Investment Style Focus. At times the Fund may increase the relative emphasis of its investments in a particular industry or sector, and in the growth or value investment styles. The prices of stocks of issuers in a particular industry, sector or investment style may go up and down in response to changes in economic conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry or sector more than others. To the extent that the Fund increases the relative emphasis of its investments in a particular industry, sector or investment style, its share values may fluctuate in response to events affecting that industry, sector or investment style. To some extent that risk may be limited by the Fund's policy of not concentrating 25% or more of its assets in investments in any one industry.

The growth and value investment styles each have their own investment risks, and either may be out of favor at any point in time. Stocks of growth companies, particularly newer companies, may offer opportunities for greater capital appreciation but may be more volatile than stocks of larger, more established companies. If the company's earnings growth or stock price fails to increase as expected the stock price of a growth company may decline sharply. If value stocks prove not to be undervalued, the stock price may not appreciate and may even decline.


Special Risks of Small-Cap Stocks. The Fund focuses its investments on securities of companies having a small market capitalization, which can include both established and newer companies. While newer emerging growth companies might offer greater opportunities for capital appreciation than larger, more established companies, they involve substantially greater risks of loss and price fluctuations than larger, more-established issuers.

Small-cap companies may have limited product lines or markets for their products, limited access to financial resources and less depth in management skill than larger, more established companies. Their stocks may be less liquid than those of larger issuers. That means the Fund could have greater difficulty selling a security of a small cap issuer at an acceptable price, especially in periods of market volatility. That factor increases the potential for losses to the Fund. Also, it may take a substantial period of time before the Fund realizes a gain on an investment in a small-cap company, if it realizes any gain at all.

HOW RISKY IS THE FUND OVERALL? The risks described above collectively form the overall risk profile of the Fund and can affect the value of the Fund's investments, its investment performance and its price per share. Particular investments and investment strategies also have risks. These risks mean that you can lose money by investing in the Fund. When you redeem your shares, they may be worth more or less than what you paid for them. There is no assurance that the Fund will achieve its investment objective.

          In the short term, the markets for small-cap stocks can be volatile, and the price of the Fund's shares can go up and down substantially. The Fund generally does not use income-oriented investments to help cushion the Fund's total return from changes in stock prices, except for defensive purposes. The Fund is a very aggressive investment vehicle, designed for investors willing to assume greater risks in the hope of achieving greater gains, and its share price is likely to fluctuate more than the price of shares of Funds emphasizing large-cap stocks. However, the Fund is not a complete investment program.



An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


The Fund's Past Performance


The bar chart and table below show one measure of the risks of investing in the Fund, by showing changes in the Fund's performance from year to year since the Fund's inception and by showing how the average annual total return of the Fund's shares compare to those of a small-capitalization sector index. That performance occurred prior to the change in the Fund's portfolio managers and implementation of the investment process utilized by them, on May 1, 2001. Performance is not shown for the Fund's Service shares, which were not offered as of December 31, 2000. Because Service shares are subject to a service fee, the performance is expected to be lower for any given period. The Fund's past investment performance is not necessarily an indication of how the Fund will perform in the future.








Annual Total Returns (as of 12/31 each year)

[See appendix to prospectus for data in bar chart showing annual total returns]


For the period from 1/1/01 through 3/31/01, the Fund's cumulative return (not annualized) was -18.40%. Charges imposed by the separate accounts that invest in the Fund are not included in the calculations of return in this bar chart, and if those charges were included, the returns would be less than those shown.

During the period shown in the bar chart, the highest return (not annualized) for a calendar quarter was 49.05% (4th Q'99) and the lowest return (not annualized) for a calendar quarter was -14.69% (4th Q'00).




Average Annual Total Returns for the
periods ended                              1 Year              Life of Fund*
December 31, 2000




Oppenheimer Main Street Small Cap         -18.34%                 5.35%
Fund(R)/VA





Russell 2000(R)Index                      -3.02%                 1.32%





* The Fund's inception date was 5/1/98. The "life of class" index performance is shown from 4/30/98. The Fund's returns in the table measure the performance of a hypothetical account without deducting charges imposed by the separate accounts that invest in the Fund and assume that all dividends and capital gains distributions have been reinvested in additional shares. Because the Fund invests primarily in small-cap stocks, the Fund's performance is compared to the Russell 2000 Index, an unmanaged index of equity securities of small capitalization companies that is a measure of the small company market. However, it must be remembered that the index performance reflects the reinvestment of income but does not consider the effects of transaction costs. Also, the Fund may have investments that vary from the index.


The Fund's total returns should not be expected to be the same as the returns of other Oppenheimer funds, even if both funds have the same portfolio managers and/or similar names.

About the Fund's Investments

THE FUND'S PRINCIPAL INVESTMENT POLICIES. The allocation of the Fund's portfolio among the different types of permitted investments will vary over time based upon the evaluation of economic and market trends by the Manager. The Fund's portfolio might not always include all of the different types of investments described below. The Statement of Additional Information contains more detailed information about the Fund's investment policies and risks.

What is "Market Capitalization?"

In general, the market capitalization is the value of a company determined by the total market value of its issued and outstanding common stock.

What is "Market Capitalization?"

In general, the market capitalization is the value of a company determined by the total market value of its issued and outstanding common stock.

Small-Cap Stocks. The Fund invests mainly in a diversified portfolio of common stocks of smaller companies to seek capital appreciation. Small-cap growth companies could include, for example, companies that are developing new products or services, that have relatively favorable prospects, or that are expanding into new and growing markets. They may be providing new products or services that can enable them to capture a dominant or important market position. They may have a special area of expertise or the capability to take advantage of changes in demographic factors in a more profitable way than larger, more established companies. Current examples include companies in the fields of telecommunications, biotechnology, computer software, and new consumer products. Small-cap value companies are those companies believed to be undervalued by the marketplace. Current examples may include consumer and retail stocks.

         The definition of small capitalization issuers used by the Manager is based on the current market capitalization measurement used by Lipper Analytical Services, Inc., an independent mutual fund rating company. The range of assets can change and the Manager may choose another basis for determining its definition of "small cap."

     Investing in Small, Unseasoned Companies. The Fund can invest in small, unseasoned companies. These are companies that have been in operation less than three years, including the operations of any predecessors. Because these companies have a limited operating history and may be more dependent on the efforts of individual managers, their securities may have limited liquidity and their prices may be very volatile. The Fund currently does not intend to invest more than 20% of its net assets in these securities.

Newer growth companies typically retain a large part of their earnings for research, development or investment in capital assets. Therefore, they do not tend to emphasize paying dividends, and may not pay any dividends for some time after the Fund buys their stock. However, the Fund does not have current income as a goal.


Portfolio Turnover. The Fund may engage in short-term trading to try to achieve its objective, and will likely have a portfolio turnover rate in excess of 100% annually. Portfolio turnover affects brokerage costs the Fund pays. The Financial Highlights table at the end of this Prospectus shows the Fund's portfolio turnover rates during prior fiscal years.

SPECIAL PORTFOLIO DIVERSIFICATION REQUIREMENTS. To enable a variable annuity or variable life insurance contract based on an insurance company separate account to qualify for favorable tax treatment under the Internal Revenue Code, the underlying investments must follow special diversification requirements that limit the percentage of assets that can be invested in securities of particular issuers. The Fund's investment program is managed to meet those requirements, in addition to other diversification requirements under the Internal Revenue Code and the Investment Company Act that apply to publicly-sold mutual funds.

         Failure by the Fund to meet those special requirements could cause earnings on a contract owner's interest in an insurance company separate account to be taxable income. Those diversification requirements might also limit, to some degree, the Fund's investment decisions in a way that could reduce its performance.

CAN THE FUND'S INVESTMENT OBJECTIVE AND POLICIES CHANGE? The Fund's Board of Trustees can change non-fundamental investment policies without shareholder approval, although significant changes will be described in amendments to this Prospectus. Fundamental policies are those that cannot be changed without the approval of a majority of the Fund's outstanding voting shares. The Fund's investment objective is a fundamental policy. Investment restrictions that are fundamental policies are listed in the Statement of Additional Information. An investment policy is not fundamental unless this Prospectus or the Statement of Additional Information says that it is.

OTHER INVESTMENT STRATEGIES. To seek its objective, the Fund can also use the investment techniques and strategies described below. The Manager might not always use all of the different types of techniques and investments described below. These techniques involve certain risks, although some are designed to help reduce investment or market risks.

Other Equity Securities. While the Fund emphasizes investments in common stocks, it may also buy preferred stocks and securities convertible into common stock. While some convertible securities are debt securities, the Manager considers some of them to be "equity equivalents" because of the conversion feature and in that case their rating has less impact on the investment decision than in the case of other debt securities. Nevertheless, convertible securities are subject to both "credit risk" (the risk that the issuer will not pay interest or repay principal in a timely manner) and "interest rate risk" (the risk that the prices of the securities will be affected inversely by changes in prevailing interest rates). If the Fund buys convertible securities (or other debt securities) it will focus primarily on investment-grade securities, which pose less credit risk than lower-grade debt securities.

     Foreign Securities. The Fund can invest in foreign securities, although most of the small cap stocks the Fund holds are issued by domestic companies. The Fund currently emphasizes investments in U.S. companies and does not expect its investments in foreign securities to exceed 25% of its net assets.

     While foreign securities offer special investment opportunities, there are also special risks. The change in value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of securities denominated in that foreign currency. Foreign issuers are not subject to the same accounting and disclosure requirements that U.S. companies are subject to.

         The value of foreign investments may be affected by exchange control regulations, expropriation or nationalization of a company's assets, foreign taxes, delays in settlement of transactions, changes in governmental economic or monetary policy in the U.S. or abroad, or other political and economic factors.

Illiquid and Restricted Securities. Investments may be illiquid because there is no active trading market for them, making it difficult to value them or dispose of them promptly at an acceptable price. A restricted security is one that has a contractual restriction on its resale or which cannot be sold publicly until it is registered under the Securities Act of 1933. The Fund will not invest more than 15% of its net assets in illiquid or restricted securities. Certain restricted securities that are eligible for resale to qualified institutional purchasers may not be subject to that limit. The Manager monitors holdings of illiquid securities on an ongoing basis to determine whether to sell any holdings to maintain adequate liquidity.

Derivative Investments. The Fund can invest in a number of different kinds of "derivative" investments. In general terms, a derivative investment is an investment contract whose value depends on (or is derived from) the value of an underlying asset, interest rate or index. In the broadest sense, options, futures contracts, and other hedging instruments the Fund might use may be considered "derivative" investments. In addition to using derivatives for hedging, the Fund might use other derivative investments because they offer the potential for increased value. The Fund currently does not use derivatives to a significant degree and is not required to use them in seeking its objective.

         Derivatives have risks. If the issuer of the derivative investment does not pay the amount due, the Fund can lose money on the investment. The underlying security or investment on which a derivative is based, and the derivative itself, may not perform the way the Manager expected it to. As a result of these risks the Fund could realize less principal or income from the investment than expected or its hedge might be unsuccessful. As a result, the Fund's share prices could fall. Certain derivative investments held by the Fund might be illiquid.


     o Hedging. The Fund can buy and sell futures contracts, put and call options, and forward contracts. These are all referred to as "hedging instruments." The Fund does not currently use hedging extensively nor for speculative purposes. It has limits on its use of hedging instruments and is not required to use them in seeking its objective.

         Some of these strategies would hedge the Fund's portfolio against price fluctuations. Other hedging strategies, such as buying futures and call options, would tend to increase the Fund's exposure to the securities market.


         Options trading involves the payment of premiums and has special tax effects on the Fund. For example, if a covered call written by the Fund is exercised on an investment that has increased in value, the Fund will be required to sell the investment at the call price and will not be able to realize any profits if the investment has increased in value above the call price. There are also special risks in particular hedging strategies. If the Manager used a hedging instrument at the wrong time or judged market conditions incorrectly, the strategy could reduce the Fund's return. The Fund could also experience losses if the prices of its futures and options positions were not correlated with its other investments or if it could not close out a position because of an illiquid market.


Temporary Defensive Investments. For cash management purposes, the Fund can hold cash equivalents such as commercial paper, repurchase agreements, Treasury bills and other short-term U.S. Government securities. In times of adverse or unstable market or economic conditions, the Fund can invest up to 100% of its assets in temporary defensive investments. These would ordinarily be U. S. Government securities, highly-rated commercial paper, bank deposits or repurchase agreements. To the extent the Fund invests defensively in these securities, it might not achieve its investment objective.

How the Fund Is Managed

THE MANAGER. The Fund's investment Manager, OppenheimerFunds, Inc., chooses the Fund's investments and handles its day-to-day business. The Manager carries out its duties, subject to the policies established by the Board of Trustees, under an Investment Advisory Agreement that states the Manager's responsibilities. The Agreement sets the fees paid by the Fund to the Manager and describes the expenses that the Fund is responsible to pay to conduct its business.


         The Manager has been an investment adviser since 1960 and currently manages investment companies, including other Oppenheimer funds. The Manager (including subsidiaries) manages assets of more than $120 billion as of March 31, 2001 with more than 5 million shareholder accounts. The Manager is located at Two World Trade Center, 34th Floor, New York, New York 10048-0203.

     Portfolio Managers. The portfolio managers of the Fund are Charles Albers and Mark Zavanelli. They have been principally responsible for the management of the Fund since May 1, 2001. Mr. Albers is a Vice President of the Fund, a Senior Vice President of the Manager and an officer and portfolio manager of other Oppenheimer funds. Mr. Zavanelli is an Assistant Vice President of the Fund and of the Manager and an officer and portfolio manager of other Oppenheimer funds. Prior to joining the Manager in April 1998, Mr. Albers was a portfolio manager at Guardian Investor Services (from 1972), the investment management subsidiary of The Guardian Life Insurance Company. Before joining the Manager in April 1998, Mr. Zavanelli was President of Waterside Capital Management, a registered investment advisor (from August 1995), and a financial research analyst for Elder Research (from June 1997).

Advisory Fees. Under the Investment Advisory Agreement, the Fund pays the
         Manager an advisory fee at an annual rate that declines on additional assets as the Fund grows: 0.75% of the first $200 million of average annual net assets, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million, and 0.60% of average annual net assets over $800 million. The Fund's management fee for its last fiscal year ended December 31, 2000, was 0.75% of the Fund's average annual net assets.


Possible Conflicts of Interest. The Fund offers its shares to separate accounts of different insurance companies that are not affiliated with each other, as an investment for their variable annuity, variable life and other investment product contracts. While the Fund does not foresee any disadvantages to contract owners from these arrangements, it is possible that the interests of owners of different contracts participating in the Fund through different separate accounts might conflict. For example, a conflict could arise because of differences in tax treatment.

         The Fund's Board has procedures to monitor the portfolio for possible conflicts to determine what action should be taken. If a conflict occurs, the Board might require one or more participating insurance company separate accounts to withdraw their investments in the Fund. That could force the Fund to sell securities at disadvantageous prices, and orderly portfolio management could be disrupted. Also, the Board might refuse to sell shares of the Fund to a particular separate account, or could terminate the offering of the Fund's shares if required to do so by law or if it would be in the best interests of the shareholders of the Fund to do so.

INVESTING IN THE FUND

How to Buy and Sell Shares


HOW ARE SHARES PURCHASED? Shares of the Fund may be purchased only by separate investment accounts of participating insurance companies as an underlying investment for variable life insurance policies, variable annuity contracts or other investment products. Individual investors cannot buy shares of the Fund directly. Please refer to the accompanying prospectus of the participating insurance company for information on how to select the Fund as an investment option for that variable life insurance policy, variable annuity or other investment product. That Prospectus will indicate whether you are only eligible to purchase Service shares of the Fund. The Fund reserves the right to refuse any purchase order when the Manager believes it would be in the Fund's best interests to do so.




Information about your investment in the Fund through your variable annuity contract, variable life insurance policy or other plan can be obtained only from your participating insurance company or its servicing agent. The Fund's Transfer Agent does not hold or have access to those records. Instructions for buying or selling shares of the Fund should be given to your insurance company or its servicing agent, not directly to the Fund or its Transfer Agent.


AT WHAT PRICE ARE SHARES SOLD? Shares are sold at their offering price, which is the net asset value per share. The Fund does not impose any sales charge on purchases of its shares. If there are any charges imposed under the variable annuity, variable life or other contract through which Fund shares are purchased, they are described in the accompanying prospectus of the participating insurance company.

         The net asset value per share is determined as of the close of The New York Stock Exchange on each day that the exchange is open for trading (referred to in this Prospectus as a "regular business day"). The Exchange normally closes at 4:00 P.M., New York time, but may close earlier on some days. All references to time in this Prospectus mean "New York time."

         The net asset value per share is determined by dividing the value of the Fund's net assets attributable to a class of shares by the number of shares of that class that are outstanding. The Fund's Board of Trustees has established procedures to value the Fund's securities to determine the Fund's net asset value, in general based on market values. The Board has adopted special procedures for valuing illiquid and restricted securities and securities for which market values cannot be readily obtained. Because some foreign securities trade in markets and on exchanges that operate on weekends and U.S. holidays, the values of some of the Fund's foreign investments might change significantly on days when shares of the Fund cannot be purchased or redeemed.

         The offering price that applies to an order from a participating insurance company is based on the next calculation of the net asset value per share that is made after the insurance company (as the Fund's designated agent to receive purchase orders) receives a purchase order from its contract owners to purchase Fund shares on a regular business day, provided that the Fund receives the order from the insurance company by 9:30 A.M. on the next regular business day at the offices of its Transfer Agent in Denver, Colorado.


     CLASSES OF SHARES. The Fund may offers two different classes of shares. The class designated as Service shares are subject to a Distribution and Service Plan. The impact of the expenses of the Plan on Service shares is described below. The class of shares that are not subject to a Plan has no class "name" designation. The different classes of shares represent investments in the same portfolio of securities but are expected to have different expenses and share prices.


Distribution and Service Plan for Service Shares. The Fund has adopted a Distribution and Service Plan for Service shares to pay the distributor, for distribution related services for the Fund's Service shares. Although the Plan allows for payment to be made quarterly at an annual rate of up to 0.25% of the average annual net assets of Service shares of the Fund, that rate is currently reduced to 0.15%. The Board may increase that rate to no more than 0.25% per annum, without advance notification. The distributor currently uses all of those fees to compensate sponsor(s) of the insurance product that offers Fund shares, for providing personal service and maintenance of accounts of their variable contract owners that hold Service shares. The impact of the service plan is to increase operating expenses of the Service shares, which results in lower performance compared to the Fund's shares that are not subject to a service fee.


HOW ARE SHARES REDEEMED? As with purchases, only the participating insurance companies that hold Fund shares in their separate accounts for the benefit of variable annuity contracts, variable life insurance policies or other investment products can place orders to redeem shares. Contract holders and policy holders should not directly contact the Fund or its transfer agent to request a redemption of Fund shares. Contract owners should refer to the withdrawal or surrender instructions in the accompanying prospectus of the participating insurance company.

         The share price that applies to a redemption order is the next net asset value per share that is determined after the participating insurance company (as the Fund's designated agent) receives a redemption request on a regular business day from its contract or policy holder, provided that the Fund receives the order from the insurance company, generally by 9:30 A.M. the next regular business day at the office of its Transfer Agent in Denver, Colorado. The Fund normally sends payment by Federal Funds wire to the insurance company's account the day after the Fund receives the order (and no later than 7 days after the Fund's receipt of the order). Under unusual circumstances determined by the Securities and Exchange Commission, payment may be delayed or suspended.

Dividends, Capital Gains and Taxes


DIVIDENDS. The Fund intends to declare dividends separately for each class of shares from net investment income, if any, on an annual basis, and to pay those dividends in March on a date selected by the Board of Trustees. Dividends and distributions will generally be lower for Service shares, which normally have higher expenses. The Fund has no fixed dividend rate and cannot guarantee that it will pay any dividends.


         All dividends (and any capital gains distributions) will be reinvested automatically in additional Fund shares at net asset value for the account of the participating insurance company (unless the insurance company elects to have dividends or distributions paid in cash).

CAPITAL GAINS. The Fund may realize capital gains on the sale of portfolio securities. If it does, it may make distributions out of any net short-term or long-term capital gains in March of each year. The Fund may make supplemental distributions of dividends and capital gains following the end of its fiscal year. There can be no assurance that the Fund will pay any capital gains distributions in a particular year.

TAXES. For a discussion of the tax status of a variable annuity contract, a variable life insurance policy or other investment product of a participating insurance company, please refer to the accompanying prospectus of your participating insurance company. Because shares of the Fund may be purchased only through insurance company separate accounts for variable annuity contracts, variable life insurance policies or other investment products, dividends paid by the Fund from net investment income and distributions (if any) of net realized short-term and long-term capital gains will be taxable, if at all, to the participating insurance company.

         This information is only a summary of certain federal income tax information about an investment in Fund shares. You should consult with your tax advisor or your participating insurance company representative about the effect of an investment in the Fund under your contract or policy.

Financial Highlights

The Financial Highlights Table is presented to help you understand the Fund's financial performance since its inception. Certain information reflects financial results for a single Fund share. The total return in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, the Fund's independent auditors, whose report, along with the Fund's financial statements, is included in the Statement of Additional Information, which is available on 21 request. Because Service shares of the Fund were not issued prior to December 31, 2000, no financial information is shown for Service shares in the Financial Highlights table or in the financial statements included in the Statement of Additional Information.
Those financial statements refer to the Fund by its prior name, "Oppenheimer Small Cap Growth Fund/VA."

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

                                                                                             Year Ended December 31,
                                                                                             2000           1999         1998(1)
================================================================================================================================
Per Share Operating Data
Net asset value, beginning of period                                                          $14.07        $ 9.60        $10.00
--------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                                                             (.03)         (.02)         (.02)
Net realized and unrealized gain (loss)                                                        (2.35)         4.49          (.38)
--------------------------------------------------------------------------------------------------------------------------------
Total income (loss) from investment operations                                                 (2.38)         4.47          (.40)

--------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Distributions from net realized gain                                                            (.60)           --            --
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                                $11.09        $14.07        $ 9.60
                                                                                              ======        ======        ======
================================================================================================================================
Total Return, at Net Asset Value(2)                                                           (18.34)%       46.56%        (4.00)%
================================================================================================================================
Ratios/Supplemental Data
Net assets, end of period (in thousands)                                                     $14,599        $6,927          $994
--------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                                                            $12,576        $2,738          $441
--------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:(3)
Net investment loss                                                                            (0.29)%       (0.37)%       (0.79)%
Expenses                                                                                        1.37%         1.83%         0.87%(4)
Expenses, net of indirect and voluntary assumption of expenses                                  1.35%         1.34%          N/A
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                                          162%          176%           61%


1. For the period from May 1, 1998 (inception of offering) to December 31, 1998.
2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
3. Annualized for periods of less than one full year.
4. Expense ratio has not been grossed up to reflect the effect of expenses paid indirectly.

INFORMATION AND SERVICES


For More Information on Oppenheimer Main Street Small Cap Fund(R)/VA

The following additional information about Oppenheimer Main Street Small Cap Fund/VA is available without charge upon request:


STATEMENT OF ADDITIONAL INFORMATION This document includes additional information about the Fund's investment policies, risks, and operations. It is incorporated by reference into this Prospectus (which means it is legally part of this Prospectus).

ANNUAL AND SEMI-ANNUAL REPORTS Additional information about the Fund's investments and performance is available in the Fund's Annual and Semi-Annual Reports to shareholders. The Annual Report includes a discussion of market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.



By Telephone:                      Call OppenheimerFunds Services toll-free:
                                                        1.800.981.2871


By Mail:                                     Write to:
                                             OppenheimerFunds Services
                                             P.O. Box 5270
                                             Denver, Colorado 80217-5270


You can also obtain copies of the Statement of Additional Information and other Fund documents and reports by visiting the SEC's Public Reference Room in Washington, D.C. (Phone 1.202.942.8090) or the EDGAR database on the SEC's Internet web site at HTTP://WWW.SEC.GOV. Copies may be obtained upon payment of a duplicating fee by electronic request at the SEC's e-mail address:
PUBLICINFO@SECGOV., or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102.

No one has been authorized to provide any information about the Fund or to make any representations about the Fund other than what is contained in this Prospectus. This Prospectus is not an offer to sell shares of the Fund, nor a solicitation of an offer to buy shares of the Fund, to any person in any state or other jurisdiction where it is unlawful to make such an offer.

SEC File No. 811-4108

PR0297.001.0501

Printed on recycled paper.

Appendix to Prospectus of
Oppenheimer Main Street  Small Cap Fund/VA
(a series of Oppenheimer Variable Account Funds)

         Graphic material included in the Prospectus of Oppenheimer Main Street Small Cap Fund/VA (the "Fund") under the heading "Annual Total Return (as of 12/31 each year)":

     A bar chart will be included in the Prospectus of the Fund depicting the annual total returns of a hypothetical $10,000 investment in shares of the Fund for the most recent calendar years, without deducting separate account expenses. Set forth below are the relevant data that will appear on the bar chart:


Calendar
Year
Ended                                                Annual Total Return


12/31/99                                               46.56%
12/31/00                                               -18.34%

Oppenheimer
Global Securities Fund/VA
A series of Oppenheimer Variable Account Funds

Prospectus dated May 1, 2001


     Oppenheimer Global Securities Fund/VA is a mutual fund that seeks long-term capital appreciation by investing a substantial portion of assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations that are considered to have appreciation possibilities. It invests mainly in common stocks of U.S. and foreign issuers. Shares of the Fund are sold only as the underlying investment for variable life insurance policies, variable annuity contracts and other insurance company separate accounts. A prospectus for the insurance product you have selected accompanies this Prospectus and explains how to select shares of the Fund as an investment under that insurance product, and whether you are only eligible to purchase Service shares of the Fund. This Prospectus contains important information about the Fund's objective, its investment policies, strategies and risks. Please read this Prospectus (and your insurance product prospectus) carefully before you invest and keep them for future reference about your account. As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the Fund's securities nor has it determined that this Prospectus is accurate or complete. It is a criminal offense to represent otherwise.

Contents

                  About the Fund


                  The Fund's Objective and Investment Strategies

                  Main Risks of Investing in the Fund

                  The Fund's Past Performance

                  About the Fund's Investments

                  How the Fund is Managed

                  Investing in the Fund


                  How to Buy and Sell Shares

                  Dividends, Capital Gains and Taxes

                  Financial Highlights

About the Fund

The Fund's Objective and Investment Strategies


What Is the Fund's Investment Objective? The Fund seeks long-term capital appreciation by investing a substantial portion of assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations that are considered to have appreciation possibilities.



What Does the Fund Mainly Invest In? The Fund invests mainly in common stocks, and can also buy other equity securities, including preferred stocks and securities convertible into common stock. The Fund buys securities of issuers in the U.S. and foreign countries. The Fund can invest without limit in foreign securities and can invest in any country, including countries with developed or emerging markets. However, the Fund's investment Manager, OppenheimerFunds, Inc., currently emphasizes investments in developed markets.


         The Fund has no requirements to allocate its investments in any set percentages in any particular countries, but normally will invest in at least three countries (one of which may be the United States). Typically the Fund invests in a number of different countries.

         The Fund can invest in securities of issuers in any market capitalization range. The Fund can also use hedging instruments and certain derivative investments to try to manage investment risks. These investments are more fully explained in "About the Fund's Investments," below.

         |X| How Does the Portfolio Manager Decide What Securities to Buy or Sell? In selecting securities for the Fund, the Fund's portfolio manager looks primarily for foreign and U.S. companies with high growth potential, using fundamental analysis of a company's financial statements and management structure, and analysis of the company's operations and product development, as well as the industry of which the issuer is part.

         In seeking broad diversification of the Fund's portfolio, the portfolio manager considers overall and relative economic conditions in U.S. and foreign markets, and seeks broad diversification in different countries to help moderate the special risks of foreign investing. The portfolio manager currently focuses on the factors below (which may vary in particular cases and may change over time), looking for:

     |_| Companies of small-, medium- and large-capitalization ranges worldwide,

     |_| Stocks to provide growth opportunities,

     |_| Companies with strong competitive positions and high demand for their products or services.

         In applying these and other selection criteria, the portfolio manager considers the effect of worldwide trends on the growth of various business sectors. The trends, or global "themes," currently employed include technological change, demographic/geopolitical change, and changing resource needs. The Fund does not invest a fixed or specific amount of its assets in any one sector, and these themes and this strategy may change over time.

Who Is the Fund Designed For? The Fund's shares are available only as an investment option under certain variable annuity contracts, variable life insurance policies and investment plans offered through insurance company separate accounts of participating insurance companies, for investors seeking capital growth in their investment over the long term, from a fund that normally has substantial investments in foreign securities. Those investors should be willing to assume the risks of short-term share price fluctuations that are typical for a fund focusing on stock investments and investments in foreign securities. Since the Fund does not invest with the goal of seeking income, and its current income will likely be small, it is not designed for investors needing an assured level of current income. The Fund is not a complete investment program.

Main Risks of Investing in the Fund

         All investments carry risks to some degree. The Fund's investments are subject to changes in their value from a number of factors described below. There is also the risk that the value of your investment could be eroded over time by the effects of inflation and that poor security selection by the Fund's investment manager, OppenheimerFunds, Inc., will cause the Fund to underperform other funds having similar objectives.

         However, changes in the overall market prices of securities and the income they pay can occur at any time. The share price of the Fund will change daily based on changes in market prices of securities and market conditions and in response to other economic events.

         |X| Risks of Investing in Stocks. Stocks fluctuate in price, and their short-term volatility at times may be great. Because the Fund currently focuses its investments primarily on common stocks for capital appreciation, the value of the Fund's portfolio will be affected by changes in the stock markets. Market risk will affect the Fund's net asset value per share, which will fluctuate as the values of the Fund's portfolio securities change. A variety of factors can affect the price of a particular stock, and the prices of individual stocks do not all move in the same direction uniformly or at the same time. Different stock markets may behave differently from each other.

         Additionally, stocks of issuers in a particular industry may be affected by changes in economic conditions that affect that industry more than others, or by changes in government regulations, availability of basic resources or supplies, or other events. To the extent that the Fund has greater emphasis on investments in a particular industry using its "global themes" strategy, its share values may fluctuate in response to events affecting that industry.

         Other factors can affect a particular stock's price, such as poor earnings reports by the issuer, loss of major customers, major litigation against the issuer, or changes in government regulations affecting the issuer. The Fund can invest in securities of large companies and also small and medium-size companies, which may have more volatile stock prices than large companies.

         |X| Risks of Foreign Investing. The Fund expects to invest substantial amounts of its assets in foreign securities. While foreign securities offer special investment opportunities, there are also special risks.

         The change in value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of securities denominated in that foreign currency. Foreign issuers are not subject to the same accounting and disclosure requirements that U.S. companies are subject to. The value of foreign investments may be affected by exchange control regulations, expropriation or nationalization of a company's assets, foreign taxes, delays in settlement of transactions, changes in governmental economic or monetary policy in the U.S. or abroad, or other political and economic factors.

         |X| There are Special Risks in Using Derivative Investments. The Fund can use derivatives to seek increased returns or to try to hedge investment risks. In general terms, a derivative investment is one whose value depends on (or is derived from) the value of an underlying asset, interest rate or index. Options, futures, and forward contracts are examples of derivatives.

         If the issuer of the derivative does not pay the amount due, the Fund can lose money on the investment. Also, the underlying security or investment on which the derivative is based, and the derivative itself, might not perform the way the Manager expected it to perform. If that happens, the Fund's share price could decline or the Fund could get less income than expected. The Fund has limits on the amount of particular types of derivatives it can hold. However, using derivatives can cause the Fund to lose money on its investment and/or increase the volatility of its share prices.


         How Risky is the Fund Overall? The risks described above collectively form the overall risk profile of the Fund, and can affect the value of the Fund's investments, its investment performance and its price per share. Particular investments and investment strategies also have risks. These risks mean that you can lose money by investing in the Fund. When you redeem your shares, they may be worth more or less than what you paid for them. There is no assurance that the Fund will achieve its investment objective.


         In the short term, domestic and foreign stock markets can be volatile, and the price of the Fund's shares can go up and down substantially. The Fund does not seek income from debt securities to try to reduce the volatility of its share prices. The Fund generally may be less volatile than funds focusing on investments in emerging markets or small-cap stocks, but the Fund has greater risks than funds that focus solely on large-cap domestic stocks or stocks and bonds.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund's Past Performance


         The bar chart and table below show one measure of the risks of investing in the Fund, by showing changes in the Fund's performance from year to year for the last ten years and by showing how the average annual total returns for 1, 5 and 10 years of the Fund's shares compare to those of a broad-based market index. Performance is not shown for the Fund's Service shares, which were not offered prior to July 13, 2000. Because Service shares are subject to a service fee, the performance is expected to be lower for any given period. The Fund's past investment performance is not necessarily an indication of how the Fund will perform in the future.


Annual Total Returns (as of 12/31 each year)

[See appendix to prospectus for data in bar chart showing annual total returns]


For the period from 1/1/01 through 3/31/01, the Fund's cumulative return (not annualized) was -14.96%. Charges imposed by the separate accounts that invest in the Fund are not included in the calculations of return in this bar chart, and if those charges were included, the returns would be less than those shown. During the period shown in the bar chart, the highest return (not annualized) for a calendar quarter was 36.93% (4th Q '99) and the lowest return (not annualized) for a calendar quarter was -15.62% (3rd Q '98).




Average  Annual Total  Returns
for    the    periods    ended                                         5 Years                     10 Years
December 31, 2000                         1 Year             (or life of class if less)   (or life of class if less)


------------------------------- ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------

Oppenheimer Global
Securities Fund/VA
(inception 11/12/90)                       5.09%                       22.34%                       15.76%

------------------------------- ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------

Morgan Stanley World Index
(from 12/31/90)                           -12.92%                      12.53%                       12.43%

------------------------------- ---------------------------- ---------------------------- ----------------------------


The Fund's returns in the table measure the performance of a hypothetical account without deducting charges imposed by the separate accounts that invest in the Fund and assume that all dividends and capital gains distributions have been reinvested in additional shares. The Fund's performance is compared to the Morgan Stanley Capital International World Index, an unmanaged index of equity securities listed on stock exchanges of 20 foreign countries and the U.S. The index performance does not consider the effects of transaction costs. Also, the Fund may have investments that vary from the index.

The Fund's total returns should not be expected to be the same as the returns of other Oppenheimer funds, even if both funds have the same portfolio managers and/or similar names.

About the Fund's Investments

The Fund's Principal Investment Policies. The allocation of the Fund's portfolio among different types of investments will vary over time based upon the Manager's evaluation of economic and market trends. The Fund's portfolio might not always include all of the different types of investments described below. The Statement of Additional Information contains more detailed information about the Fund's investment policies and risks.

         The Manager tries to reduce risks by carefully researching securities before they are purchased. The Fund attempts to reduce its exposure to market risks by diversifying its investments, that is, by not holding a substantial percentage of the stock of any one company and by not investing too great a percentage of the Fund's assets in any one issuer. Also, the Fund does not concentrate 25% or more of its investments in any one industry.

         |X| Stock Investments. The Fund invests in securities issued by domestic or foreign companies that the Manager believes have appreciation potential. The Fund invests primarily in a diversified portfolio of common stocks (and may buy other equity securities) of issuers that may be of small, medium or large size. Equity securities include common stocks, preferred stocks and securities convertible into common stock. Although many convertible securities are debt securities, the Manager considers some convertible securities to be "equity equivalents" because of the conversion feature and in that case their rating has less impact on the investment decision than in the case of other debt securities. Nevertheless, convertible debt securities are subject to both "credit risk" (the risk that the issuer will not pay interest or repay principal in a timely manner) and "interest rate risk" (the risk that prices of the security will be affected inversely by changes in prevailing interest rates). If the Fund buys convertible securities, it will focus primarily on investment-grade securities.


                  |_| Cyclical Opportunities. The Fund may also seek to take advantage of changes in the business cycle by investing in companies that are sensitive to those changes if the Manager believes they have growth potential. For example, when the economy is expanding, companies in the consumer durables and technology sectors might benefit and present long-term growth opportunities. The Fund might sometimes seek to take tactical advantage of short-term market movements or events affecting particular issuers or industries.

                  |_| Industry Focus. At times, the Fund may increase the relative emphasis of its investments in a particular industry. Stocks of issuers in a particular industry are subject to changes in economic conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry more than others. To the extent that the Fund has greater emphasis on investments in a particular industry, its share values may fluctuate in response to events affecting that industry. To some extent that risk may be limited by the Fund's policy of not concentrating 25% or more of its assets in investments in any one industry.

         |X| Special Risks of Emerging and Developing Markets. Securities of issuers in emerging and developing markets may offer special investment opportunities, but present risks not found in more mature markets. Those securities may be more difficult to sell at an acceptable price and their prices may be more volatile than securities of issuers in more developed markets. Settlements of trades may be subject to greater delays so that the Fund might not receive the proceeds of a sale of a security on a timely basis. These investments may be very speculative.

         These countries might have less developed trading markets and exchanges. Emerging market countries may have less developed legal and accounting systems and investments may be subject to greater risks of government restrictions on withdrawing the sale proceeds of securities from the country. Economics of developing countries may be more dependent on relatively few industries that may be highly vulnerable to local and global changes. Governments may be more unstable and present greater risks of nationalization or restrictions on foreign ownership of stocks of local companies.

         |X| Special Portfolio Diversification Requirements. To enable a variable annuity or variable life insurance contract based on an insurance company separate account to qualify for favorable tax treatment under the Internal Revenue Code, the underlying investments must follow special diversification requirements that limit the percentage of assets that can be invested in securities of particular issuers. The Fund's investment program is managed to meet those requirements, in addition to other diversification requirements under the Internal Revenue Code and the Investment Company Act that apply to publicly-sold mutual funds.

         Failure by the Fund to meet those special requirements could cause earnings on a contract owner's interest in an insurance company separate account to be taxable income. Those diversification requirements might also limit, to some degree, the Fund's investment decisions in a way that could reduce its performance.

         |X| Can the Fund's Investment Objective and Policies Change? The Fund's Board of Trustees can change non-fundamental investment policies without shareholder approval, although significant changes will be described in amendments to this Prospectus. Fundamental policies cannot be changed without the approval of a majority of the Fund's outstanding voting shares. The Fund's investment objective is a fundamental policy. Investment restrictions that are fundamental policies are listed in the Statement of Additional Information. An investment policy is not fundamental unless this Prospectus or the Statement of Additional Information says that it is.

         |X| Portfolio Turnover. The Fund may engage in short-term trading to try to achieve its objective. Portfolio turnover affects brokerage costs the Fund pays. The Financial Highlights table at the end of this Prospectus shows the Fund's portfolio turnover rates during prior fiscal years.


Other Investment Strategies. To seek its objective, the Fund can also use the investment techniques and strategies described below. The Fund might not always use all of them. These techniques have risks, although some of them are designed to help reduce overall investment or market risks.


         |X| Illiquid and Restricted Securities. Investments may be illiquid because there is no active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. A restricted security is one that has a contractual restriction on its resale or which cannot be sold publicly until it is registered under the Securities Act of 1933. The Fund will not invest more than 15% of its net assets in illiquid or restricted securities. Certain restricted securities that are eligible for resale to qualified institutional purchasers may not be subject to that limit. The Manager monitors holdings of illiquid securities on an ongoing basis to determine whether to sell any holdings to maintain adequate liquidity.

         |X| Derivative Investments. The Fund can invest in a number of different kinds of "derivative" investments. In the broadest sense, exchange-traded options, futures contracts, and other hedging instruments the Fund might use may be considered "derivative investments." In addition to using hedging instruments, the Fund can use other derivative investments because they offer the potential for increased income and principal value.

         Markets underlying securities and indices might move in a direction not anticipated by the Manager. Interest rate and stock market changes in the U.S. and abroad may also influence the performance of derivatives. As a result of these risks the Fund could realize less principal or income from the investment than expected. Certain derivative investments held by the Fund may be illiquid.
         |X| Hedging. The Fund can buy and sell forward contracts, futures contracts, and put and call options, including options on futures and broadly-based securities indices. These are all referred to as "hedging instruments." The Fund is not required to hedge to seek its objective. The Fund has limits on its use of hedging instruments and does not use them for speculative purposes.

         The Fund could buy and sell options, futures and forward contracts for a number of purposes. It might do so to try to manage its exposure to the possibility that the prices of its portfolio securities may decline, or to establish a position in the securities market as a temporary substitute for purchasing individual securities. It might do so to try to manage its exposure to changing interest rates. Forward contracts can be used to try to manage foreign currency risks on the Fund's foreign investments.

         Options trading involves the payment of premiums and has special tax effects on the Fund. There are also special risks in particular hedging strategies. For example, if a covered call written by the Fund is exercised on an investment that has increased in value, the Fund will be required to sell the investment at the call price and will not be able to realize any profit if the investment has increased in value above the call price. In writing a put, there is a risk that the Fund may be required to buy the underlying security at a disadvantageous price.

         If the Manager used a hedging instrument at the wrong time or judged market conditions incorrectly, the strategy could reduce the Fund's return. The Fund could also experience losses if the prices of its futures and options positions were not correlated with its other investments or if it could not close out a position because of an illiquid market.

     Temporary Defensive Investments. For cash management purposes, the Fund can hold cash equivalents such as commercial paper, repurchase agreements, Treasury bills and other short-term U.S. government securities. In times of adverse or unstable market or economic conditions, the Fund can invest up to 100% of its assets in temporary defensive investments. These would ordinarily be U. S. government securities, highly-rated commercial paper, bank deposits or repurchase agreements. To the extent the Fund invests defensively in these securities, it might not achieve its investment objective.

How the Fund Is Managed

The Manager. The Fund's Manager, OppenheimerFunds, Inc., chooses the Fund's investments and handles its day-to-day business. The Manager carries out its duties, subject to the policies established by the Fund's Board of Trustees, under an investment advisory agreement that states the Manager's responsibilities. The agreement sets the fees the Fund pays to the Manager and describes the expenses that the Fund is responsible to pay to conduct its business.


         The Manager has been an investment adviser since 1960. The Manager (including affiliates) managed more than $120 billion at March 31, 2001, including more than 65 funds, having more than 5 million shareholder accounts. The Manager is located at Two World Trade Center, 34th Floor, New York, New York 10048-0203.

         |X| Portfolio Manager. The portfolio manager of the Fund is William L. Wilby. He is a Vice President of the Fund and a Senior Vice President of the Manager (since July 1994). He has been the person principally responsible for the day-to-day management of the Fund's portfolio since December 1995. Mr. Wilby also serves as a Senior Vice President of HarbourView Asset Management Corporation (since May 1999); a Senior Investment Officer, Director of International Equities (since May 2000) of the Manager; and an officer and portfolio manager for other Oppenheimer funds. He was formerly Vice President of the Manager (October 1991 - July 1994) and of HarbourView Asset Management Corporation (June 1992 - May 1999).

         |X| Advisory Fees. Under the investment advisory agreement, the Fund pays the Manager an advisory fee at an annual rate that declines on additional assets as the Fund grows: 0.75% of the first $200 million of average annual net assets, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million, and 0.60% of average annual net assets over $800 million. The Fund's management fee for its last fiscal year ended December 31, 2000, was 0.64% of the Fund's average annual net assets.


         |X| Possible Conflicts of Interest. The Fund offers its shares to separate accounts of different insurance companies that are not affiliated with each other, as an investment for their variable annuity, variable life and other investment product contracts. While the Fund does not foresee any disadvantages to contract owners from these arrangements, it is possible that the interests of owners of different contracts participating in the Fund through different separate accounts might conflict. For example, a conflict could arise because of differences in tax treatment.

         The Fund's Board has procedures to monitor the portfolio for possible conflicts to determine what action should be taken. If a conflict occurs, the Board might require one or more participating insurance company separate accounts to withdraw their investments in the Fund. That could force the Fund to sell securities at disadvantageous prices, and orderly portfolio management could be disrupted. Also, the Board might refuse to sell shares of the Fund to a particular separate account, or could terminate the offering of the Fund's shares if required to do so by law or if it would be in the best interest of the shareholders of the Fund to do so.

Investing in the Fund

How to Buy and Sell Shares

How Are Shares Purchased? Shares of the Fund may be purchased only by separate investment accounts of participating insurance companies as an underlying investment for variable life insurance policies, variable annuity contracts or other investment products. Individual investors cannot buy shares of the Fund directly. Please refer to the accompanying prospectus of the participating insurance company for information on how to select the Fund as an investment option for that variable life insurance policy, variable annuity or other investment product. That prospectus will indicate whether you are only eligible to purchase Service shares of the Fund. The Fund reserves the right to refuse any purchase order when the Manager believes it would be in the Fund's best interest to do so.


Information about your investment in the Fund through your variable annuity contract, variable life insurance policy or other plan can be obtained only from your participating insurance company or its servicing agent. The Fund's Transfer Agent does not hold or have access to those records. Instructions for buying or selling shares of the Fund should be given to your insurance company or its servicing agent, not directly to the Fund or its Transfer Agent.


         |X| At What Price Are Shares Sold? Shares are sold at their offering price, which is the net asset value per share. The Fund does not impose any sales charge on purchases of its shares. If there are any charges imposed under the variable annuity, variable life or other contract through which Fund shares are purchased, they are described in the accompanying prospectus of the participating insurance company.

         The net asset value per share is determined as of the close of The New York Stock Exchange on each day that the exchange is open for trading (referred to in this Prospectus as a "regular business day"). The Exchange normally closes at 4:00 P.M., New York time, but may close earlier on some days. All references to time in this Prospectus mean "New York time."

         The net asset value per share is determined by dividing the value of the Fund's net assets attributable to a class of shares by the number of shares of that class that are outstanding. The Fund's Board of Trustees has established procedures to value the Fund's securities to determine the Fund's net asset value, in general based on market values. The Board has adopted special procedures for valuing illiquid and restricted securities and securities for which market values cannot be readily obtained. Because some foreign securities trade in markets and on exchanges that operate on weekends and U.S. holidays, the values of some of the Fund's foreign investments might change significantly on days when shares of the Fund cannot be purchased or redeemed.

         The offering price that applies to an order from a participating insurance company is based on the next calculation of the net asset value per share that is made after the insurance company (as the Fund's designated agent to receive purchase orders) receives a purchase order from its contract owners to purchase Fund shares on a regular business day, provided that the Fund receives the order from the insurance company, generally by 9:30 A.M. on the next regular business day at the offices of its Transfer Agent in Colorado.

       |X| Classes of Shares. The Fund offers two different classes of shares. The class of shares designated as Service shares are subject to a distribution and service plan. The impact of the expenses of that plan on Service shares is described below. The class of shares that are not subject to a plan has no class name designation. The different classes of shares represent investments in the same portfolio of securities but are expected to have different expenses and share prices.


       |X| Distribution and Service Plan for Service shares. The Fund has adopted a Distribution and Service Plan for Service shares to pay the distributor for distribution related services for the Fund's Service shares. Although the Plan allows for payment to be made quarterly at an annual rate of up to 0.25% of the average annual net assets of Service shares of the Fund, that rate is currently reduced to 0.15%. The Board may increase that rate to no more than 0.25% per annum, without advance notification. The distributor currently expects to use those fees to compensate sponsor(s) of the insurance products that offer Service shares of the Fund and other entities, for providing personal service and maintenance of accounts of contract owners that may hold Service shares. The impact of the service plan is to increase operating expenses of the Service shares, which results in lower performance compared to the Fund's shares that are not subject to a service fee.


How Are Shares Redeemed? As with purchases, only the participating insurance companies that hold Fund shares in their separate accounts for the benefit of variable annuity contracts, variable life insurance policies or other investment products can place orders to redeem shares. Contract holders and policy holders should not directly contact the Fund or its transfer agent to request a redemption of Fund shares. Contract owners should refer to the withdrawal or surrender instructions in the accompanying prospectus of the participating insurance company.

         The share price that applies to a redemption order is the next net asset value per share that is determined after the participating insurance company (as the Fund's designated agent) receives a redemption request on a regular business day from its contract or policy holder, provided that the Fund receives the order from the insurance company, generally by 9:30 A.M. the next regular business day at the office of its Transfer Agent in Colorado. The Fund normally sends payment by Federal Funds wire to the insurance company's account the day after the Fund receives the order (and no later than 7 days after the Fund's receipt of the order). Under unusual circumstances determined by the Securities and Exchange Commission, payment may be delayed or suspended.

Dividends, Capital Gains and Taxes

Dividends. The Fund intends to declare dividends separately for each class of shares from net investment income, if any, on an annual basis, and to pay those dividends in March on a date selected by the Board of Trustees. Dividends and distributions will generally be lower for Service shares, which normally have higher expenses. The Fund has no fixed dividend rate and cannot guarantee that it will pay any dividends.

         All dividends (and any capital gains distributions will be reinvested automatically in additional Fund shares at net asset value for the account of the participating insurance company (unless the insurance company elects to have dividends or distributions paid in cash).

Capital Gains. The Fund may realize capital gains on the sale of portfolio securities. If it does, it may make distributions out of any net short-term or long-term capital gains in March of each year. The Fund may make supplemental distributions of dividends and capital gains following the end of its fiscal year. There can be no assurance that the Fund will pay any capital gains distributions in a particular year.

Taxes. For a discussion of the tax status of a variable annuity contract, a variable life insurance policy or other investment product of a participating insurance company, please refer to the accompanying prospectus of your participating insurance company. Because shares of the Fund may be purchased only through insurance company separate accounts for variable annuity contracts, variable life insurance policies or other investment products, dividends paid by the Fund from net investment income and distributions (if any) of net realized short-term and long-term capital gains will be taxable, if at all, to the participating insurance company.

       This information is only a summary of certain federal income tax information about an investment in Fund shares. You should consult with your tax advisor or your participating insurance company representative about the effect of an investment in the Fund under your contract or policy.

Financial Highlights

The Financial Highlights Table is presented to help you understand the Fund's financial performance for the past 5 fiscal years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, the Fund's independent auditors, whose report, along with the Fund's financial statements, is included in the Statement of Additional Information, which is available on request.

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------


                                                  Year Ended December 31,
Non-Service shares                                2000           1999           1998              1997            1996
==========================================================================================================================
Per Share Operating Data
Net asset value, beginning of period                  $33.41         $22.07         $21.37          $17.67          $15.00
--------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income                                    .27            .14            .24             .25             .15
Net realized and unrealized gain                        1.82          12.21           2.64            3.68            2.52
--------------------------------------------------------------------------------------------------------------------------
Total income from investment operations                 2.09          12.35           2.88            3.93            2.67
--------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                    (.09)          (.14)          (.46)           (.23)             --
Dividends in excess of net investment income              --           (.13)            --              --              --
Distributions from net realized gain                   (5.08)          (.74)         (1.72)             --              --
--------------------------------------------------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                        (5.17)         (1.01)         (2.18)           (.23)             --
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                        $30.33         $33.41         $22.07          $21.37          $17.67
                                                      ======         ======         ======          ======          ======
==========================================================================================================================
Total Return, at Net Asset Value(1)                     5.09%         58.48%         14.11%          22.42%          17.80%
==========================================================================================================================
Ratios/Supplemental Data
Net assets, end of period (in thousands)          $2,136,420     $1,762,366     $1,135,029        $959,110        $582,080
--------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $2,116,100     $1,251,190     $1,055,123        $802,389        $466,750
--------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:(2)
Net investment income                                   0.83%          0.57%          1.22%           1.51%           1.09%
Expenses                                                0.68%          0.69%          0.74%(3)        0.76%(3)        0.81%(3)
--------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                   50%            64%            81%             67%             90%

1. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period.
Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
2. Annualized for periods of less than one full year.
3. Expense ratio has not been grossed up to reflect the effect of expenses paid indirectly.

--------------------------------------------------------------------------------
Financial Highlights  (Continued)
--------------------------------------------------------------------------------


                                                                                   Period Ended
                                                                                    December 31,
Service shares                                                                           2000(1)
=================================================================================================
Per Share Operating Data
Net asset value, beginning of period                                                      $32.65
------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                                                        .03
Net realized and unrealized loss                                                           (2.38)
------------------------------------------------------------------------------------------------
Total loss from investment operations                                                      (2.35)
------------------------------------------------------------------------------------------------
Net asset value, end of period                                                            $30.30
                                                                                          ======
================================================================================================
Total Return, at Net Asset Value(2)                                                        (7.20)%
================================================================================================
Ratios/Supplemental Data
Net assets, end of period (in thousands)                                                    $983
------------------------------------------------------------------------------------------------
Average net assets (in thousands)                                                           $325
------------------------------------------------------------------------------------------------
Ratios to average net assets:(3)
Net investment income                                                                       0.60%
Expenses                                                                                    0.83%
------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                                       50%


1. For the period from July 13, 2000 (inception of offering) to December 31,
2000.
2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
3. Annualized for periods of less than one full year.

INFORMATION AND SERVICES
For More Information About Oppenheimer Global Securities Fund/VA:

The following additional information about the Fund is available without charge upon request:

Statement of Additional Information
This document includes additional information about the Fund's investment policies, risks, and operations. It is incorporated by reference into this Prospectus (which means it is legally part of this Prospectus).

Annual and Semi-Annual Reports
Additional information about the Fund's investments and performance is available in the Fund's Annual and Semi-Annual Reports to shareholders. The Annual Report includes a discussion of market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

How to Get More Information:
You can request the Statement of Additional Information, the Annual and Semi-Annual Reports, and other information about the Fund, or instructions on how to contact the sponsor of your insurance product:



By Telephone:



Call OppenheimerFunds Services toll-free:

1.800.981.2871


By Mail:
Write to:
OppenheimerFunds Services
P.O. Box 5270
Denver, Colorado 80217-5270
You can also obtain copies of the Statement of Additional Information and other Fund documents and reports by visiting the SEC's Public Reference Room in Washington, D.C. (Phone 1.202.942.8090) or the EDGAR database on the SEC's Internet web site at HTTP://WWW.SEC.GOV. Copies may be obtained upon payment of a duplicating fee by electronic request at the SEC's e-mail address:
PUBLICINFO@SEC.GOV, or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102.

No one has been authorized to provide any information about the Fund or to make any representations about the Fund other than what is contained in this Prospectus. This Prospectus is not an offer to sell shares of the Fund, nor a solicitation of an offer to buy shares of the Fund, to any person in any state or other jurisdiction where it is unlawful to make such an offer.

SEC File No. 811-4108
PR0485.001.0501
Printed on recycled paper.



Appendix to Prospectus of
Oppenheimer Global Securities Fund/VA
(a series of Oppenheimer Variable Account Funds)


         Graphic material included in the Prospectus of Oppenheimer Global Securities Fund/VA (the "Fund") under the heading "Annual Total Return (as of 12/31 each year)":


     A bar chart will be included in the Prospectus of the Fund depicting the annual total returns of a hypothetical $10,000 investment in shares of the Fund for each of the ten most recent calendar years, without deducting separate account expenses. Set forth below are the relevant data that will appear on the bar chart:


Calendar
Year
Ended                                                Annual Total Returns


12/31/91                                                       3.39%
12/31/92                                                      -7.11%
12/31/93                                                      70.32%
12/31/94                                                      -5.72%
12/31/95                                                       2.24%
12/31/96                                                      17.80%
12/31/97                                                      22.42%
12/31/98                                                      14.11%
12/31/99                                                      58.48%
12/31/00                                                      5.09%

Oppenheimer
Multiple Strategies Fund/VA
A series of Oppenheimer Variable Account Funds

Prospectus dated May 1, 2001


     Oppenheimer Multiple Strategies Fund/VA is a mutual fund that seeks a total investment return, which includes current income and capital appreciation in the value of its shares. The Fund allocates its investments among common stocks, debt securities, and "money market" instruments. Shares of the Fund are sold only as the underlying investment for variable life insurance policies, variable annuity contracts and other insurance company separate accounts. A prospectus for the insurance product you have selected accompanies this Prospectus and explains how to select shares of the Fund as an investment under that insurance product. This Prospectus contains important information about the Fund's objective, its investment policies, strategies and risks. Please read this Prospectus (and your insurance product prospectus) carefully before you invest and keep them for future reference about your account.



As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the Fund's securities nor has it determined that this Prospectus is accurate or complete. It is a criminal offense to represent otherwise.

Contents

                  About the Fund


                  The Fund's Objective and Investment Strategies

                  Main Risks of Investing in the Fund

                  The Fund's Past Performance

                  About the Fund's Investments

                  How the Fund is Managed


                  Investing in the Fund


                  How to Buy and Sell Shares

                  Dividends, Capital Gains and Taxes

                  Financial Highlights

About the Fund

The Fund's Objective and Investment Strategies


What Is the Fund's Investment Objective? The Fund seeks a high total investment return, which includes current income and capital appreciation in the value of its shares.



     What Does the Fund Mainly Invest In? The Fund's investment Manager, OppenheimerFunds, Inc., uses a variety of different types of securities and investment strategies to seek the Fund's objective: o Equity securities, such as common stocks, preferred stocks and securities convertible into common stock, of issuers in the U.S. and foreign countries,
o Debt securities, such as bonds and notes issued by domestic and foreign companies (which can include lower-grade, high-yield securities), securities issued or guaranteed by the U.S. government and its agencies and instrumentalities including mortgage-related securities (these are referred to as "U.S. government securities"), and debt obligations of foreign governments,
o Money market instruments, which are obligations that have a maturity of 13 months or less, including short-term U.S. government securities, corporate and bank debt obligations and commercial paper, and
o Hedging instruments, such as put and call options, foreign currency forward contracts, futures and certain derivative investments to try to enhance income or to manage investment risks.

         These investments are more fully explained in "About the Fund's Investments," below.

         |X| How Do the Portfolio Managers Decide What Securities to Buy or Sell? In selecting securities for the Fund, the Fund's portfolio managers use different investment styles to carry out an asset allocation strategy that seeks broad diversification across asset classes. They normally maintain a balanced mix of equity securities and debt securities (including money market instruments), although the Fund is not required to weight the portfolio holdings in a fixed proportion. Therefore, the portfolio's mix of equity securities, debt securities and money market instruments will change over time.

         The debt securities in the portfolio normally include a mix of U.S. government securities, high-yield corporate bonds and foreign government bonds to seek current income. The relative amounts of those types of debt securities in the portfolio will change over time, because those sectors of the bond markets generally react differently to changing economic environments.

         The portfolio managers employ both "growth" and "value" styles in selecting equity securities. They use fundamental analysis of a company's financial statements and management structure, analysis of the company's operations and product development, as well as the industry of which the issuer is part. Value investing seeks issuers that are temporarily out of favor or undervalued in the market by various measures, such as the stock's price/earnings ratio. Growth investing seeks issuers that the Manager believes have possibilities for increases in their stock prices because of strong earnings growth compared to the market, the development of new products or services or other favorable economic factors.
Who Is the Fund Designed For? The Fund's shares are available only as an investment option under certain variable annuity contracts, variable life insurance policies and investment plans offered through insurance company separate accounts of participating insurance companies, for investors seeking high total return from their investment over the long term, from a fund employing a variety of investments and investment styles in a diversified portfolio. Those investors should be willing to assume the risks of short-term share price fluctuations that are typical for a fund with significant investments in stocks and foreign securities. Since the Fund's income level will fluctuate, it is not designed for investors needing an assured level of current income, and the Fund is not a complete investment program.

Main Risks of Investing in the Fund

         All investments carry risks to some degree. The Fund's investments are subject to changes in their value from a number of factors, described below. There is also the risk that the value of your investment could be eroded over time by the effects of inflation and that poor security selection by the Fund's investment manager, OppenheimerFunds, Inc., will cause the Fund to underperform other funds having similar objectives.

         However, changes in the overall market prices of securities and the income they pay can occur at any time. The share price of the Fund will change daily based on changes in market prices of securities and market conditions and in response to other economic events.

         |X| Risks of Investing in Stocks. Stocks fluctuate in price, and their short-term volatility at times can be great. The value of the Fund's portfolio therefore will be affected by changes in the stock markets. Market risk will affect the Fund's net asset value per share, which will fluctuate as the values of the Fund's portfolio securities change. A variety of factors can affect the price of a particular stock, and the prices of individual stocks do not all move in the same direction uniformly or at the same time. Different stock markets may behave differently from each other.

         Additionally, stocks of issuers in a particular industry may be affected by changes in economic conditions that affect that industry more than others, or by changes in government regulations, availability of basic resources or supplies, or other events. Other factors can affect a particular stock's price, such as poor earnings reports by the issuer, loss of major customers, major litigation against the issuer, or changes in government regulations affecting the issuer. The Fund can invest in securities of large companies and also small and medium-size companies, which may have more volatile stock prices than large companies.

         |X| Risks of Foreign Investing. The Fund can buy securities issued by companies or governments in any country, including developed and underdeveloped countries. Although there are no limits on the amounts it can invest in foreign securities, normally the Fund does not expect to invest more than 35% of its assets in foreign securities.

         While foreign securities offer special investment opportunities, there are also special risks that can reduce the Fund's share price and returns. The change in value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of securities denominated in that foreign currency. Foreign issuers are not subject to the same accounting and disclosure requirements that U.S. companies are subject to. The value of foreign investments may be affected by exchange control regulations, expropriation or nationalization of a company's assets, foreign taxes, delays in settlement of transactions, changes in governmental economic or monetary policy in the U.S. or abroad, or other political and economic factors. Foreign government debt securities may not be backed by the full faith and credit of the issuing government.

                  |_| Special Risks of Emerging and Developing Markets. Securities of issuers in emerging and developing markets may offer special investment opportunities, but present risks not found in more mature markets. Those securities may be more difficult to sell at an acceptable price and their prices may be more volatile than securities of issuers in more developed markets. Settlements of trades may be subject to greater delays so that the Fund might not receive the proceeds of a sale of a security on a timely basis. These investments may be very speculative.

         These countries might have less developed trading markets and exchanges. Emerging market countries may have less developed legal and accounting systems and investments may be subject to greater risks of government restrictions on withdrawing the sales proceeds of securities from the country. Economies of developing countries may be more dependent on relatively few industries that may be highly vulnerable to local and global changes. Governments may be more unstable and present greater risks of nationalization or restrictions on foreign ownership of stocks of local companies.

         |X| Credit Risk. Debt securities are subject to credit risk. Credit risk relates to the ability of the issuer of a security to make interest and principal payments on the security as they become due. If the issuer fails to pay interest, the Fund's income might be reduced and if the issuer fails to repay principal, the value of that security and of the Fund's shares might be reduced. While the Fund's investments in U.S. government securities are subject to little credit risk, the Fund's other investments in debt securities, particularly high-yield lower-grade debt securities, are subject to risks of default.

                  |_| Special Risks of Lower-Grade Securities. Because the Fund can invest in securities below investment-grade to seek high income, the Fund's credit risks are greater than those of funds that buy only investment-grade bonds. Lower-grade debt securities (commonly called "junk bonds") may be subject to greater market fluctuations and greater risks of loss of income and principal than investment-grade debt securities. Securities that are (or that have fallen) below investment grade are exposed to a greater risk that the issuers of those securities might not meet their debt obligations. These risks can reduce the Fund's share prices and the income it earns.

         |X| Interest Rate Risks. The prices of debt securities, including U.S. government securities, are subject to change when prevailing interest rates change. When interest rates fall, the values of already-issued debt securities generally rise. When interest rates rise, the values of already-issued debt securities generally fall. The magnitude of these fluctuations will often be greater for longer-term debt securities than shorter-term debt securities. The Fund's share prices can go up or down when interest rates change because of the effect of the changes on the value of the Fund's investments in debt securities.

         |X| Prepayment Risk. Prepayment risk occurs when the mortgages underlying a mortgage-related security are prepaid at a rate faster than anticipated (usually when interest rates fall) and the issuer of the security can prepay the principal prior to the security's maturity. Mortgage-related securities that are subject to prepayment risk, including the CMOs and other mortgage-related securities that the Fund can buy, generally offer less potential for gains when prevailing interest rates decline, and have greater potential for loss than other debt securities when interest rates rise.

         The impact of prepayments on the price of a security may be difficult to predict and may increase the volatility of the price. The Fund might have to reinvest the proceeds of prepaid securities in new securities offering lower yields. Additionally, the Fund can buy mortgage-related securities at a premium. Accelerated prepayments on those securities could cause the Fund to lose the portion of its principal investment represented by the premium the Fund paid.

         If interest rates rise rapidly, prepayments might occur at slower rates than expected, which could have the effect of lengthening the expected maturity of a short or medium-term security. That could cause its value to fluctuate more widely in response to changes in interest rates. In turn, this could cause the value of the Fund's shares to fluctuate more.

         |X| There Are Special Risks in Using Derivative Investments. The Fund can use derivatives to seek increased returns or to try to hedge investment risks. In general terms, a derivative investment is an investment contract whose value depends on (or is derived from) the value of an underlying asset, interest rate or index. Options, futures, CMOs, and structured notes are examples of derivatives the Fund can use.

         If the issuer of the derivative does not pay the amount due, the Fund can lose money on the investment. Also, the underlying security or investment on which the derivative is based, and the derivative itself, might not perform the way the Manager expected it to perform. If that happens, the Fund's share price could decline or the Fund could get less income than expected. The Fund has limits on the amount of particular types of derivatives it can hold. However, using derivatives can cause the Fund to lose money on its investment and/or increase the volatility of its share prices.


         How Risky is the Fund Overall? The risks described above collectively form the overall risk profile of the Fund, and can affect the value of the Fund's investments, its investment performance and its price per share. Particular investments and investment strategies also have risks. These risks mean that you can lose money by investing in the Fund. When you redeem your shares, they may be worth more or less than what you paid for them. There is no assurance that the Fund will achieve its investment objective.


         In the short term, domestic and foreign stock markets can be volatile, and the price of the Fund's shares will go up and down in response to those changes. The Fund's income-oriented investments may help cushion the Fund's total return from changes in stock prices, but debt securities are subject to credit and interest rate risks. The Fund may be less volatile than funds that focus only on stock investments, but has more risks than funds that focus solely on investment grade bonds.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund's Past Performance


         The bar chart and table below show one measure of the risks of investing in the Fund, by showing changes in the Fund's performance from year to year for the last ten calendar years and by showing how the average annual total returns for 1, 5 and 10 years of the Fund's shares compare to those of broad-based market indices. Performance is not shown for the Fund's Service shares, which were not offered as of March 31, 2001. Because Service shares are subject to a service fee, the performance is expected to be lower for any given period. The Fund's past investment performance is not necessarily an indication of how the Fund will perform in the future.


Annual Total Returns (as of 12/31 each year)

[See appendix to prospectus for data in bar chart showing annual total returns]


For the period from 1/1/01 through 3/31/01, the Fund's cumulative return (not annualized) was -0.83%. Charges imposed by the separate accounts that invest in the Fund are not included in the calculations of return in this bar chart, and if those charges were included, the returns would be less than those shown. During the period shown in the bar chart, the highest return (not annualized) for a calendar quarter was 11.22% (4th Q '98) and the lowest return (not annualized) for a calendar quarter was -10.46% (3rd Q '98).





Average  Annual Total  Returns
for    the    periods    ended
December 31, 2000                          1 Year                      5 Years                     10 Years
                                                             (or life of class if less)   (or life of class if less)

------------------------------- ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------

Oppenheimer Multiple
Strategies Fund/VA
(inception 2/9/87)                         6.44%                       11.43%                       11.74%

------------------------------- ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------

S&P 500 Index
(from: 12/31/90)                          -9.10%                       18.33%                       17.44%

------------------------------- ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------

Lehman  Bros.  Aggregate  Bond
Index
(index from: 12/31/90)                    11.63%                        6.46%                        7.96%



The Fund's returns in the table measure the performance of a hypothetical account without deducting charges imposed by the separate account that invest in the Fund and assume that all dividends and capital gains distributions have been reinvested in additional shares. The Fund's performance is compared to the Standard & Poor's 500 Index, an unmanaged index of U.S. equity securities that is a measure of the general domestic stock market. The Fund also compares its performance to the Lehman Brothers Aggregate Bond Index, an unmanaged index of U.S. corporate, government and mortgage-backed securities that is a measure of the domestic bond market. The index performance reflects the reinvestment of income but does not consider the effects of transaction costs. Also, the Fund may have investments that vary from the indices.

The Fund's total returns should not be expected to be the same as the returns of other Oppenheimer funds, even if funds have the same portfolio managers and/or similar names.

About the Fund's Investments

The Fund's Principal Investment Policies. The allocation of the Fund's portfolio among different types of investments will vary over time based upon the Manager's evaluation of economic and market trends. At times the Fund may focus more on investing for capital appreciation with less emphasis on income. At other times, for example when stock markets are less stable, the Fund may increase the relative emphasis of its portfolio in income-seeking investments, such as bonds and money market instruments.

         The Manager tries to reduce risks by carefully researching securities before they are purchased, and in some cases by using hedging techniques. The Fund attempts to reduce its exposure to market risks by diversifying its investments, that is, by not holding a substantial percentage of the stock of any one company and by not investing too great a percentage of the Fund's assets in any one issuer. Also, the Fund does not concentrate 25% or more of its investments in any one industry.

         In seeking broad diversification of the Fund's portfolio over asset classes, issuers and economies, the portfolio managers consider overall and relative economic conditions in U.S. and foreign markets. They seek broad diversification by investing in different countries to help moderate the special risks of investing in foreign securities and lower-grade, high-yield debt securities. The Fund's portfolio might not always include all of the different types of investments described below. The Statement of Additional Information contains more detailed information about the Fund's investment policies and risks.

Stock and Other Equity Investments. The Fund can invest in equity securities of issuers that may be of small, medium or large size, to seek capital growth. Equity securities include common stocks, preferred stocks and securities convertible into common stock. Although some convertible securities are a type of debt security, the Manager considers some of those convertible securities to be "equity equivalents" because of the conversion feature. In that case, their rating has less impact on the investment decision than in the case of other debt securities. The Fund invests in securities issued by domestic or foreign companies that the Manager believes have appreciation potential or that are undervalued.

         The Fund's equity investments may be exchange-traded or over-the-counter securities. Over-the-counter securities may have less liquidity than exchange-traded securities, and stocks of companies with smaller capitalization have greater risk of volatility than stocks of larger companies. The Fund limits its investments in securities of small, unseasoned issuers to not more than 5% of its net assets.

     Debt Securities. The Fund can also invest in debt securities, such as U.S. government securities, foreign government securities, and foreign and domestic corporate bonds, notes and debentures, for their income possibilities.


         The debt securities the Fund buys may be rated by nationally recognized rating organizations or they may be unrated securities assigned a rating by the Manager. The Fund's investments may be investment grade or below investment grade in credit quality. The Manager does not rely solely on ratings by rating organizations in selecting debt securities, but evaluates business and economic factors affecting an issuer as well.


         The Fund's foreign debt investments can be denominated in U.S. dollars or in foreign currencies and can include "Brady Bonds." Those are U.S. dollar-denominated debt securities collateralized by zero-coupon U.S. Treasury securities. They are typically issued by governments of emerging market countries and are considered speculative securities with higher risks of default. The Fund will buy foreign currency only in connection with the purchase and sale of foreign securities and not for speculation.

     |X| U.S. Government Securities. The Fund can invest in securities issued or guaranteed by the U.S. Treasury or other U.S. government agencies or federally-chartered corporate entities referred to as "instrumentalities". These are referred to as "U.S. government securities" in this Prospectus. They can include collateralized mortgage obligations (CMOs) and other mortgage-related securities. Mortgage-related securities are subject to additional risks of unanticipated prepayments of the underlying mortgages, which can affect the income stream to the Fund from those securities as well as their values.

                  |_| U.S. Treasury Obligations. These include Treasury bills (having maturities of one year or less when issued), Treasury notes (having maturities of from one to ten years), and Treasury bonds (having maturities of more than ten years when issued). Treasury securities are backed by the full faith and credit of the United States as to timely payments of interest and repayment of principal. The Fund can buy U. S. Treasury securities that have been "stripped" of their interest coupons by a Federal Reserve Bank, zero-coupon U.S. Treasury securities described below, and Treasury Inflation-Protection Securities ("TIPS"). Although not rated, Treasury obligations have little credit risk but prior to their maturity are subject to interest rate risk.

                  |_| Obligations Issued or Guaranteed by U.S. Government Agencies or Instrumentalities. These include direct obligations and mortgage-related securities that have different levels of credit support from the U.S. government. Some are supported by the full faith and credit of the U.S. government, such as Government National Mortgage Association pass-through mortgage certificates (called "Ginnie Maes"). Some are supported by the right of the issuer to borrow from the U.S. Treasury under certain circumstances, such as Federal National Mortgage Association bonds ("Fannie Maes"). Others are supported only by the credit of the entity that issued them, such as Federal Home Loan Mortgage Corporation obligations ("Freddie Macs"). These have relatively little credit risk.

     |_| Mortgage-Related U.S. Government Securities. The Fund can buy interests in pools of residential or commercial mortgages, in the form of collateralized mortgage obligations ("CMOs") and other "pass-through" mortgage securities. CMOs that are U.S. government securities have collateral to secure payment of interest and principal. They may be issued in different series each having different interest rates and maturities. The collateral is either in the form of mortgage pass-through certificates issued or guaranteed by a U.S. agency or instrumentality or mortgage loans insured by a U.S. government agency.

         The prices and yields of CMOs are determined, in part, by assumptions about the cash flows from the rate of payments of the underlying mortgages. Changes in interest rates may cause the rate of expected prepayments of those mortgages to change. In general, prepayments increase when general interest rates fall and decrease when interest rates rise.

         If prepayments of mortgages underlying a CMO occur faster than expected when interest rates fall, the market value and yield of the CMO could be reduced. Additionally, the Fund may have to reinvest the prepayment proceeds in other securities paying interest at lower rates, which could reduce the Fund's yield.

         When interest rates rise rapidly and if prepayments occur more slowly than expected, a short- or medium-term CMO can in effect become a long-term security, subject to greater fluctuations in value. These prepayment risks can make the prices of CMOs very volatile when interest rates change. The prices of longer-term debt securities tend to fluctuate more than those of shorter-term debt securities. That volatility will affect the Fund's share prices.

         |X| Private-Issuer Mortgage-Backed Securities. The Fund can invest in mortgage-backed securities issued by private issuers, which do not offer the credit backing of U.S. government securities. Primarily these would include multi-class debt or pass-through certificates secured by mortgage loans. They may be issued by banks, savings and loans, mortgage bankers and other non-governmental issuers. Private issuer mortgage-backed securities are subject to the credit risks of the issuers (as well as the interest rate risks and prepayment risks of CMOs, discussed above), although in some cases they may be supported by insurance or guarantees.

         |X| Asset-Backed Securities. The Fund can buy asset-backed securities, which are fractional interests in pools of loans collateralized by loans or other assets or receivables. They are issued by trusts and special purpose corporations that pass the income from the underlying pool to the buyer of the interest. These securities are subject to the risk of default by the issuer as well as by the borrowers of the underlying loans in the pool.

         |X| High-Yield, Lower-Grade Debt Securities. The Fund can invest without limit in lower-grade, high yield debt securities, including bonds, debentures, notes, preferred stocks, loan participation interests, structured notes, asset-backed securities, among others, to seek current income. These securities are sometimes called "junk bonds." The Fund has no requirements as to the maturity of the debt securities it can buy, or as to the market capitalization range of the issuers of those securities.

         Lower-grade debt securities are those rated below "Baa" by Moody's Investors Service or lower than "BBB" by Standard & Poor's or that have similar ratings by other nationally-recognized rating organizations. The Fund can invest in securities rated as low as "C" or "D" or which are in default at the time the Fund buys them. While securities rated "Baa" by Moody's or "BBB" by S&P are considered "investment grade," they have some speculative characteristics.

         While investment-grade securities are subject to risks of non-payment of interest and principal, in general high-yield lower-grade bonds, whether rated or unrated, have greater risks than investment-grade securities. There may be less of a market for them and therefore they may be harder to sell at an acceptable price. The special risks these securities are subject to mean that the Fund may not achieve the expected income from them and that the Fund's net asset value per share may be affected by declines in value of these securities.

Money Market Instruments. The Fund can invest in money market instruments, which are debt obligations having a remaining maturity of 13 months or less. They include short-term certificates of deposit, bankers' acceptances, commercial paper (including variable amount master demand notes), U.S. Government obligations, and other debt instruments (including bonds) issued by corporations. These securities may have variable or floating interest rates. The Fund's investments in commercial paper in general will be limited to paper in the top two rating categories of Standard & Poor's, Moody's or other national rating organizations.

         |X| Special Portfolio Diversification Requirements. To enable a variable annuity or variable life insurance contract based on an insurance company separate account to qualify for favorable tax treatment under the Internal Revenue Code, the underlying investments must follow special diversification requirements that limit the percentage of assets that can be invested in securities of particular issuers. The Fund's investment program is managed to meet those requirements, in addition to other diversification requirements under the Internal Revenue Code and the Investment Company Act that apply to publicly-sold mutual funds.

         Failure by the Fund to meet those special requirements could cause earnings on a contract owner's interest in an insurance company separate account to be taxable income. Those diversification requirements might also limit, to some degree, the Fund's investment decisions in a way that could reduce its performance.

Can the Fund's Investment Objective and Policies Change? The Fund's Board of Trustees can change non-fundamental investment policies without shareholder approval, although significant changes will be described in amendments to this Prospectus. Fundamental policies cannot be changed without the approval of a majority of the Fund's outstanding voting shares. The Fund's objective is a fundamental policy. Investment restrictions that are fundamental policies are listed in the Statement of Additional Information. An investment policy is not fundamental unless this Prospectus or the Statement of Additional Information says that it is.

Portfolio Turnover. The Fund can engage in short-term trading to try to achieve its objective. Portfolio turnover affects brokerage costs the Fund pays. The Financial Highlights table below shows the Fund's portfolio turnover rates during prior fiscal years.


Other Investment Strategies. To seek its objective, the Fund can also use the investment techniques and strategies described below. The Fund might not always use all of them. These techniques have risks, although some of them are designed to help reduce overall investment or market risks.


         |X| Bank Loan Participation Agreements. The Fund can invest in bank loan participation agreements. They provide the Fund an undivided interest in a loan made by the issuing bank in the proportion the Fund's interest bears to the total principal amount of the loan. In evaluating the risk of these investments, the Manager looks to the creditworthiness of the borrower that is obligated to make principal and interest payments on the loan. Not more than 5% of the Fund's net assets can be invested in participation interests of any one borrower.

         |X| Repurchase Agreements. The Fund can enter into repurchase agreements. In a repurchase transaction, the Fund buys a security and simultaneously sells it to the vendor for delivery at a future date. Repurchase agreements must be fully collateralized. However, if the vendor fails to pay the resale price on the delivery date, the Fund could incur costs in disposing of the collateral and might experience losses if there is any delay in its ability to do so. There is no limit on the amount of the Fund's net assets that may be subject to repurchase agreements of 7 days or less.

         |X| Zero-Coupon and "Stripped" Securities. Some of the U.S. government debt securities the Fund buys are zero-coupon bonds that pay no interest. They are issued at a substantial discount from their face value. "Stripped" securities are the separate income or principal components of a debt security. Some CMOs or other mortgage-related securities may be stripped, with each component having a different proportion of principal or interest payments. One class might receive all the interest and the other all the principal payments.

         Zero-coupon and stripped securities are subject to greater fluctuations in price from interest rate changes than conventional interest-bearing securities. The Fund may have to pay out the imputed income on zero-coupon securities without receiving the actual cash currently. Interest-only securities are particularly sensitive to changes in interest rates.

         The values of interest-only mortgage related securities are also very sensitive to prepayments of underlying mortgages. Principal-only securities are also sensitive to changes in interest rates. When prepayments tend to fall, the timing of the cash flows to these securities increases, making them more sensitive to changes in interest rates. The market for some of these securities may be limited, making it difficult for the Fund to dispose of its holdings at an acceptable price.

         |X| Illiquid and Restricted Securities. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. A restricted security is one that has a contractual restriction on its resale or which cannot be sold publicly until it is registered under the Securities Act of 1933. The Fund will not invest more than 15% of its net assets in illiquid or restricted securities. Certain restricted securities that are eligible for resale to qualified institutional purchasers may not be subject to that limit. The Manager monitors holdings of illiquid securities on an ongoing basis to determine whether to sell any holdings to maintain adequate liquidity.

         |X| Derivative Investments. The Fund can invest in a number of different kinds of "derivative" investments. In the broadest sense, exchange-traded options, futures contracts, mortgage-related securities and other hedging instruments the Fund can use may be considered "derivative investments." In addition to using hedging instruments, the Fund may use other derivative investments because they offer the potential for increased income and principal value.

         Markets underlying securities and indices may move in a direction not anticipated by the Manager. Interest rate and stock market changes in the U.S. and abroad may also influence the performance of derivatives. As a result of these risks the Fund could realize less principal or income from the investment than expected. Certain derivative investments held by the Fund may be illiquid.

         |X| Hedging. The Fund can buy and sell futures contracts, forward contracts and put and call options, including options on futures and broadly-based securities indices. These are all referred to as "hedging instruments." The Fund is not required to use hedging instruments to seek its objective. The Fund does not use hedging instruments for speculative purposes, and has limits on its use of them.

         The Fund could buy and sell options, futures and forward contracts for a number of purposes. It might do so to try to manage its exposure to the possibility that the prices of its portfolio securities may decline, or to establish a position in the securities market as a temporary substitute for purchasing individual securities. It might do so to try to manage its exposure to changing interest rates. Forward contracts can be used to try to manage foreign currency risks on the Fund's foreign investments.

         Options trading involves the payment of premiums and has special tax effects on the Fund. There are also special risks in particular hedging strategies. For example, if a covered call written by the Fund is exercised on an investment that has increased in value, the Fund will be required to sell the investment at the call price and will not be able to realize any profit if the investment has increased in value above the call price. In writing a put, there is a risk that the Fund may be required to buy the underlying security at a disadvantageous price.

         If the Manager used a hedging instrument at the wrong time or judged market conditions incorrectly, the strategy could reduce the Fund's return. The Fund could also experience losses if the prices of its futures and options positions were not correlated with its other investments or if it could not close out a position because of an illiquid market.

How the Fund Is Managed

The Manager. The Manager chooses the Fund's investments and handles its day-to-day business. The Manager carries out its duties, subject to the policies established by the Fund's Board of Trustees, under an investment advisory agreement that states the Manager's responsibilities. The agreement sets the fees the Fund pays to the Manager and describes the expenses that the Fund is responsible to pay to conduct its business.


         The Manager has been an investment adviser since January 1960. The Manager (including affiliates) managed assets of more than $120 billion at March 31, 2001, including more than 65 funds, having more than 5 million shareholder accounts. The Manager is located at Two World Trade Center, 34th Floor, New York, New York 10048-0203.

   |X| Portfolio Managers. The Fund's management team includes five portfolio managers: Richard H. Rubinstein, Michael Levine, Susan Switzer, George Evans and David Negri. They are the persons principally responsible for the day-to-day management of the Fund's portfolio. Mr. Rubinstein is a Vice President of the Fund and serves as an officer and portfolio manager of other Oppenheimer funds. He is a Senior Vice President of the Manager (since October 1995) and has been a portfolio manager of the Fund since April 1991. Mr. Rubinstein was formerly a Vice President of the Manager (June 1990 - October 1995). Mr. Levine is a Vice President of the Fund and serves as an officer and portfolio manager of other Oppenheimer funds. He is a Vice President of the Manager (since June 1998) and has been a portfolio manager of the Fund since August 1998. He was formerly an Assistant Vice President of the Manager (April 1996 - June 1998). Prior to joining the Manager in 1994, he was a portfolio manager and research associate of Amas Securities, Inc. (February 1990 - February 1994). Mr. Evans has been a Vice President of the Manager (since October 1993) and of HarbourView Asset Management Corporation (since July 1994). He serves as an officer and a portfolio manager of other Oppenheimer funds. Mr. Evans has been a portfolio manager of the Fund since May 2001. Mr. Negri is a Senior Vice President of the Manager (since May 1998) and of HarbourView Asset Management Corporation (since April 1999). He has been a portfolio manager of the Fund since May 2001. Ms. Switzer has been a Vice President of the Manager since December 2000; an Assistant Vice President of the Manager from December 1997 to December 2000 and a portfolio manager of the Fund since May 2001. Prior to joining the Manager, she was a portfolio manager at Neuberger Berman from November 1994 to November 1997.


         |X| Advisory Fees. Under the Investment Advisory Agreement, the Fund pays the Manager an advisory fee at an annual rate that declines on additional assets as the Fund grows: 0.75% of the first $200 million of average annual net assets, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million, and 0.60% of average annual net assets over $800 million. The Fund's management fee for its last fiscal year ended December 31, 2000, was 0.72% of the Fund's average annual net assets.



         |X| Possible Conflicts of Interest. The Fund offers its shares to separate accounts of different insurance companies that are not affiliated with each other as an investment for their variable annuity, variable life and other investment product contracts. While the Fund does not foresee any disadvantages to contract owners from these arrangements, it is possible that the interests of owners of different contracts participating in the Fund through different separate accounts might conflict. For example, a conflict could arise because of differences in tax treatment.

         The Fund's Board has procedures to monitor the portfolio for possible conflicts to determine what action should be taken. If a conflict occurs, the Board might require one or more participating insurance company separate accounts to withdraw their investments in the Fund. That could force the Fund to sell securities at disadvantageous prices, and orderly portfolio management could be disrupted. Also, the Board might refuse to sell shares of the Fund to a particular separate account, or could terminate the offering of the Fund's shares if required to do so by law or if it would be in the best interests of the shareholders of the Fund to do so.

Investing in the Fund

How to Buy and Sell Shares


How Are Shares Purchased? Shares of the Fund may be purchased only by separate investment accounts of participating insurance companies as an underlying investment for variable life insurance policies, variable annuity contracts or other investment products. Individual investors cannot buy shares of the Fund directly. Please refer to the accompanying prospectus of the participating insurance company for information on how to select the Fund as an investment option for that variable life insurance policy, variable annuity or other investment product. That Prospectus will indicate whether you are only eligible to purchase Service shares of the Fund. The Fund reserves the right to refuse any purchase order when the Manager believes it would be in the Fund's best interests to do so.



Information about your investment in the Fund through your variable annuity contract, variable life insurance policy or other plan can be obtained only from your participating insurance company or its servicing agent. The Fund's Transfer Agent does not hold or have access to those records. Instructions for buying or selling shares of the Fund should be given to your insurance company or its servicing agent, not directly to the Fund or its Transfer Agent.



         |X| At What Price Are Shares Sold? Shares are sold at their offering price, which is the net asset value per share. The Fund does not impose any sales charge on purchases of its shares. If there are any charges imposed under the variable annuity, variable life or other contract through which Fund shares are purchased, they are described in the accompanying prospectus of the participating insurance company.


         The net asset value per share is determined as of the close of The New York Stock Exchange on each day that the exchange is open for trading (referred to in this Prospectus as a "regular business day"). The Exchange normally closes at 4:00 P.M., New York time, but may close earlier on some days. All references to time in this Prospectus mean "New York time."

         The net asset value per share is determined by dividing the value of the Fund's net assets attributable to a class of shares by the number of shares of that class that are outstanding. The Fund's Board of Trustees has established procedures to value the Fund's securities to determine the Fund's net asset value, in general based on market values. The Board has adopted special procedures for valuing illiquid and restricted securities and securities for which market values cannot be readily obtained. Because some foreign securities trade in markets and on exchanges that operate on weekends and U.S. holidays, the values of some of the Fund's foreign investments might change significantly on days when shares of the Fund cannot be purchased or redeemed.

         The offering price that applies to an order from a participating insurance company is based on the next calculation of the net asset value per share that is made after the insurance company (as the Fund's designated agent to receive purchase orders) receives a purchase order from its contract owners to purchase Fund shares on a regular business day, provided that the Fund receives the order from the insurance company, generally by 9:30 A.M. on the next regular business day at the offices of its Transfer Agent in Colorado.


         |X| Classes of Shares. The Fund may offer two different classes of shares. The class designated as Service shares are subject to a Distribution and Service Plan. The impact of the expenses of the Plan on Service shares is described below. The class of shares that are not subject to a Plan has no class "name" designation. The different classes of shares represent investments in the same portfolio of securities but are expected to have different expenses and share prices.

Distribution and Service Plan for Service Shares. The Fund has adopted a Distribution and Service Plan for Service shares to pay the distributor, for distribution related services for the Fund's Service shares. Although the Plan allows for payment to be made quarterly at an annual rate of up to 0.25% of the average annual net assets of Service shares of the Fund, that rate is currently reduced to 0.15%. The Board may increase that rate to no more than 0.25% per annum, without advance notification. The distributor currently uses all of those fees to compensate sponsor(s) of the insurance product that offers Fund shares, for providing personal service and maintenance of accounts of their variable contract owners that hold Service shares. The impact of the service plan is to increase operating expenses of the Service shares, which results in lower performance compared to the Fund's shares that are not subject to a service fee.


How Are Shares Redeemed? As with purchases, only the participating insurance companies that hold Fund shares in their separate accounts for the benefit of variable annuity contracts, variable life insurance policies or other investment products can place orders to redeem shares. Contract holders and policy holders should not directly contact the Fund or its transfer agent to request a redemption of Fund shares. Contract owners should refer to the withdrawal or surrender instructions in the accompanying prospectus of the participating insurance company.

       The share price that applies to a redemption order is the next net asset value per share that is determined after the participating insurance company (as the Fund's designated agent) receives a redemption request on a regular business day from its contract or policy holder, provided that the Fund receives the order from the insurance company by 9:30 A.M. the next regular business day at the office of its Transfer Agent in Colorado. The Fund normally sends payment by Federal Funds wire to the insurance company's account the day after the Fund receives the order (and no later than 7 days after the Fund's receipt of the order). Under unusual circumstances determined by the Securities and Exchange Commission, payment may be delayed or suspended. Dividends, Capital Gains and Taxes


Dividends. The Fund intends to declare dividends separately for each class of shares from net investment income on an annual basis, and to pay those dividends in March on a date selected by the Board of Trustees. Dividends and distributions will generally be lower for Service shares, which normally have higher expenses. The Fund has no fixed dividend rate and cannot guarantee that it will pay any dividends.


         All dividends (and any capital gains distributions will be reinvested automatically in additional Fund shares at net asset value for the account of the participating insurance company (unless the insurance company elects to have dividends or distributions paid in cash).

Capital Gains. The Fund may realize capital gains on the sale of portfolio securities. If it does, it may make distributions out of any net short-term or long-term capital gains in March of each year. The Fund may make supplemental distributions of dividends and capital gains following the end of its fiscal year. There can be no assurance that the Fund will pay any capital gains distributions in a particular year.

Taxes. For a discussion of the tax status of a variable annuity contract, a variable life insurance policy or other investment product of a participating insurance company, please refer to the accompanying prospectus of your participating insurance company. Because shares of the Fund may be purchased only through insurance company separate accounts for variable annuity contracts, variable life insurance policies or other investment products, dividends paid by the Fund from net investment income and distributions (if any) of net realized short-term and long-term capital gains will be taxable, if at all, to the participating insurance company.

         This information is only a summary of certain federal income tax information about an investment in Fund shares. You should consult with your tax advisor or your participating insurance company representative about the effect of an investment in the Fund under your contract or policy.

Financial Highlights


The Financial Highlights Table is presented to help you understand the Fund's financial performance for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, the Fund's independent auditors, whose report, along with the Fund's financial statements, is included in the Statement of Additional Information, which is available on request. Because Service shares of the Fund were not issued prior to December 31, 2000, no financial information is shown for Service shares in the Financial Highlights table or in the financial statements included in the Statement of Additional Information.

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

                                                             Year Ended December 31,
                                                             2000             1999            1998         1997         1996
================================================================================================================================
Per Share Operating Data
Net asset value, beginning of period                           $17.46           $17.05          $17.01       $15.63       $14.55
--------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income                                             .72              .82             .71          .62          .72
Net realized and unrealized gain                                  .38             1.04             .42         1.95         1.45
--------------------------------------------------------------------------------------------------------------------------------
Total income from investment operations                          1.10             1.86            1.13         2.57         2.17
--------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                             (.82)            (.59)           (.16)        (.61)        (.74)
Distributions from net realized gain                            (1.19)            (.86)           (.93)        (.58)        (.35)
--------------------------------------------------------------------------------------------------------------------------------
Total dividends and/or distributions to shareholders            (2.01)           (1.45)          (1.09)       (1.19)       (1.09)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                 $16.55           $17.46          $17.05       $17.01       $15.63
                                                               ======           ======          ======       ======       ======
================================================================================================================================
Total Return, at Net Asset Value(1)                              6.44%           11.80%           6.66%       17.22       %15.50%
================================================================================================================================
Ratios/Supplemental Data
Net assets, end of period (in thousands)                     $589,298         $578,783        $622,333     $637,545     $484,285
--------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                            $566,724         $593,151        $640,131     $564,369     $428,277
--------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:(2)
Net investment income                                            4.36%            4.46%           4.05%        3.86%        4.89%
Expenses                                                         0.76%            0.73%           0.76%(3)     0.75%(3)     0.77%(3)
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                            42%              17%             43%          42%          40%

1. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
2. Annualized for periods of less than one full year.
3. Expense ratio has not been grossed up to reflect the effect of expenses paid indirectly.

INFORMATION AND SERVICES
For More Information About Oppenheimer Multiple Strategies Fund/VA:

The following additional information about the Fund is available without charge upon request:

Statement of Additional Information
This document includes additional information about the Fund's investment policies, risks, and operations. It is incorporated by reference into this Prospectus (which means it is legally part of this Prospectus).

Annual and Semi-Annual Reports
Additional information about the Fund's investments and performance is available in the Fund's Annual and Semi-Annual Reports to shareholders. The Annual Report includes a discussion of market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

How to Get More Information:

You can request the Statement of Additional Information, the Annual and Semi-Annual Reports, and other information about the Fund, or instructions on how to contact the sponsor of your insurance product:




By Telephone:



Call OppenheimerFunds Services toll-free:

1.800.981.2871


By Mail:
Write to:
OppenheimerFunds Services
P.O. Box 5270
Denver, Colorado 80217-5270
You can also obtain copies of the Statement of Additional Information and other Fund documents and reports by visiting the SEC's Public Reference Room in Washington, D.C. (Phone 1.202.942.8090) or the EDGAR database on the SEC's Internet web site at HTTP://WWW.SEC.GOV. Copies may be obtained upon payment of a duplicating fee by electronic request at the SEC's e-mail address:
PUBLICINFO@SEC.GOV, or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102.
No one has been authorized to provide any information about the Fund or to make any representations about the Fund other than what is contained in this Prospectus. This Prospectus is not an offer to sell shares of the Fund, nor a solicitation of an offer to buy shares of the Fund, to any person in any state or other jurisdiction where it is unlawful to make such an offer.

SEC File No. 811-4108
PR0670.001.0501
Printed on recycled paper.





                                    Appendix to Prospectus of
                     Oppenheimer Multiple Strategies Fund/VA
                                (a series of Oppenheimer Variable Account Funds)


         Graphic material included in the Prospectus of Oppenheimer Multiple Strategies Fund/VA (the "Fund") under the heading "Annual Total Return (as of 12/31 each year)":

     A bar chart will be included in the Prospectus of the Fund depicting the annual total returns of a hypothetical $10,000 investment in shares of the Fund for each of the ten most recent calendar years, without deducting separate account expenses. Set forth below are the relevant data that will appear on the bar chart:

Calendar
Year
Ended                                                Annual Total Returns


12/31/91                                                      17.48%
12/31/92                                                       8.99%
12/31/93                                                      15.95%
12/31/94                                                      -1.95%
12/31/95                                                      21.36%
12/31/96                                                      15.50%
12/31/97                                                      17.22%
12/31/98                                                       6.66%
12/31/99                                                      11.80%
12/31/00                                                       6.44%

Oppenheimer Main Street Growth & Income Fund/VA(R)
A series of Oppenheimer Variable Account Funds

Prospectus dated May 1, 2001

     Oppenheimer Main Street Growth & Income Fund/VA is a mutual fund that seeks high total return, which includes growth in the value of its shares as well as current income, from equity and debt securities. The Fund invests mainly in common stocks of U.S. companies. Shares of the Fund are sold only as the underlying investment for variable life insurance policies, variable annuity contracts and other insurance company separate accounts. A prospectus for the insurance product you have selected accompanies this Prospectus. It explains how to select shares of the Fund as an investment under the insurance product, and whether you are only eligible to purchase Service shares of the Fund. This Prospectus contains important information about the Fund's objective, its investment policies, strategies and risks. Please read this Prospectus (and your insurance product prospectus) carefully before you invest and keep it for future reference about your As with all mutual funds, the Securities and Exchange account. Commission has not approved or disapproved the Fund's securities nor has it determined that this Prospectus is accurate or complete. It is a criminal offense to represent otherwise.





                                                 (OppenheimerFunds logo)

Contents

                  About the Fund


                  The Fund's Objective and Investment Strategies

                  Main Risks of Investing in the Fund

                  The Fund's Past Performance

                  About the Fund's Investments

                  How the Fund is Managed


                  Investing in the Fund


                  How to Buy and Sell Shares

                  Dividends, Capital Gains and Taxes

                  Financial Highlights

About the Fund

The Fund's Objective and Investment Strategies


What Is the Fund's Investment Objective? The Fund's objective is to seek high total return (which includes growth in the value of its shares as well as current income) from equity and debt securities.


What Does the Fund Mainly Invest In? The Fund invests mainly in common stocks of U.S. companies, and can also invest in other equity securities such as preferred stocks and securities convertible into common stocks. Although the Fund does not have any requirements as to the capitalization of issuers in which it invests, the Fund's investment Manager, OppenheimerFunds, Inc., currently emphasizes the stocks of large-capitalization companies in the Fund's portfolio. At times, the Fund may increase the relative emphasis of its investments in small-cap and mid-cap stocks. While the Fund can buy foreign securities and debt securities such as bonds and notes, currently it does not emphasize those investments.


         The Fund can also use hedging instruments and certain derivative investments to try to manage investment risks. These investments are more fully explained in "About the Fund's Investments," below.

         |X| How Do the Portfolio Managers Decide What Securities to Buy or Sell? In selecting securities for purchase or sale by the Fund, the Fund's portfolio managers use an investment process that combines quantitative models, fundamental research about particular securities and individual judgment. While this process and the inter-relationship of the factors used may change over time and its implementation may vary in particular cases, in general the selection process involves the use of:

o Multi-factor quantitative models: These include a group of "top-down" models that analyze data such as relative valuations, relative price trends, interest rates and the shape of the yield curve. These help direct portfolio emphasis by market capitalization (small, mid, or large), industries, and value or growth styles. A group of "bottom up" models helps to rank stocks in a universe typically including 2000 stocks, selecting stocks for relative attractiveness by analyzing fundamental stock and company characteristics.
o Fundamental research: The portfolio managers use internal research and analysis by other market analysts, with emphasis on current company news and industry-related events.
o Judgment: The portfolio is then continuously rebalanced by the portfolio managers, using all of the tools described above.

Who Is the Fund Designed For? The Fund's shares are available only as an investment option under certain variable annuity contracts, variable life insurance policies and investment plans offered through insurance company separate accounts of participating insurance companies, for investors seeking high total return from their investment over the long term. Those investors should be willing to assume the risks of short-term share price fluctuations that are typical for a fund with significant investments in stocks. Since the Fund's income level will fluctuate, it is not designed for investors needing an assured level of current income. However, the Fund is not a complete investment program.

Main Risks of Investing in the Fund

         All investments carry risks to some degree. The Fund's investments are subject to changes in their value from a number of factors, described below. There is also the risk that value of your investment could be eroded over time by the effects of inflation and that poor security selection by the Fund's Investment Manager, OppenheimerFunds, Inc. will cause the Fund to underperform other funds having similar objectives.

         At times, the Fund may increase the relative emphasis of its investments in a particular industry compared to the weighting of that industry in the S&P 500 Index, which the Fund uses as a performance benchmark. Therefore, it may be subject to the risks that economic, political or other events can have a negative effect on the values of securities of issuers in that industry (this is referred to as "industry risk"). Changes in interest rates can also affect bond prices (this is known as "interest rate risk").

         However, changes in the overall market prices of securities and the income they pay can occur at any time. The share price of the Fund will change daily based on changes in market prices of securities and market conditions and in response to other economic events.

         |X| Risks of Investing in Stocks. Stocks fluctuate in price, and their short-term volatility at times may be great. Because the Fund currently emphasizes investments in common stocks, the value of the Fund's portfolio will be affected by changes in the stock markets. Market risk will affect the Fund's net asset value per share, which will fluctuate as the values of the Fund's portfolio securities change.

         A variety of factors can affect the price of a particular stock and the prices of individual stocks do not all move in the same direction uniformly or at the same time. Different stock markets may behave differently from each other. In particular, because the Fund currently intends to focus its investments in stocks of U.S. issuers, it will be affected primarily by changes in U.S. stock markets.

         Additionally, stocks of issuers in a particular industry may be affected by changes in economic conditions that affect that industry more than others, or by changes in government regulations, availability of basic resources or supplies, or other events. Other factors can affect a particular stock's price, such as poor earnings reports by the issuer, loss of major customers, major litigation against the issuer, or changes in government regulations affecting the issuer.


         How Risky is the Fund Overall? The risks described above collectively form the overall risk profile of the Fund, and can affect the value of the Fund's investments, its investment performance and its price per share. Particular investments and investment strategies also have risks. These risks mean that you can lose money by investing in the Fund. When you redeem your shares, they may be worth more or less than what you paid for them. There is no assurance that the Fund will achieve its investment objective.


         In the short term, stock markets can be volatile, and the price of the Fund's shares will go up and down in response to those changes. The Fund's income-oriented investments, if any, may help cushion the Fund's total return from changes in stock prices, but debt securities are subject to credit and interest rate risks and are not the main focus of the Fund. The Fund may be less volatile than funds that focus only on small-cap, foreign or sector stock investments, but may be more volatile than funds that place more emphasis on debt securities, particularly on investment grade bonds.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund's Past Performance


         The bar chart and table below show one measure of the risks of investing in the Fund, by showing changes in the Fund's performance for the full calendar years since the Fund's inception and by showing how the average annual total returns for 1, 5 and 10 years of the Fund's shares compare to those of a broad-based market index. Performance is not shown for the Fund's Service shares, which were not offered prior to July 13, 2000. Because Service shares are subject to a service fee, the performance is expected to be lower for any given period. The Fund's past investment performance is not necessarily an indication of how the Fund will perform in the future.


Annual Total Returns (as of 12/31 each year)

[See appendix to prospectus for data in bar chart showing annual total returns]


For the period from 1/1/01 through 3/31/01, the Fund's cumulative return (not annualized) was -9.97%. Charges imposed by the separate accounts that invest in the Fund are not included in the calculations of return in this bar chart, and if those charges were included, the returns would be less than those shown. During the period shown in the bar chart, the highest return (not annualized) for a calendar quarter was 19.28% ( 4th Q '98) and the lowest return (not annualized) for a calendar quarter was -22.38% ( 3rd Q '98).




Average Annual Total Returns
for the periods ended                                           10 Years
December 31, 2000               1 Year           5 Years    (or life of
                                                             class if less)




Oppenheimer Main Street
Growth & Income Fund/VA
(inception 7/5/95)
                                -8.78 %          15.33%          18.65%



S&P 500 Index
(from 6/30/95)                  -9.10%           18.33%         19.42%



The Fund's returns in the table measure the performance of a hypothetical account without deducting charges imposed by the separate accounts that invest in the Fund and assume that all dividends and capital gains distributions have been reinvested in additional shares. The Fund's performance is compared to the Standard & Poor's 500 Index, an unmanaged index of U.S. equity securities. The index performance reflects the reinvestment of income but does not consider the effects of capital gains or transaction costs. Also, the Fund may have investments that vary from the index.
The Fund's total returns should not be expected to be the same as the returns of other Oppenheimer funds, even if both funds have the same portfolio managers and/or similar names.

About the Fund's Investments

The Fund's Principal Investment Policies. The allocation of the Fund's portfolio among different types of investments will vary over time based upon the Manager's evaluation of economic and market trends. The Fund's portfolio might not always include all the different types of investments described below. The Statement of Additional Information contains more detailed information about the Fund's investment policies and risks.

         The Manager tries to reduce risks by carefully researching securities before they are purchased. The Fund attempts to reduce its exposure to market risks by diversifying its investments, that is, by not holding a substantial percentage of stock of any one company and by not investing too great a percentage of the Fund's assets in any one issuer. Also, the Fund does not concentrate 25% or more of its investments in any one industry.

         |X| Stock and Other Equity Investments. The Fund invests mainly in common stocks. It can also buy other equity securities. Equity securities include common stocks, preferred stocks and securities convertible into common stock. Although some convertible securities are a type of debt security, the Manager considers some of those convertible securities to be "equity equivalents" because of the conversion feature and their rating has less impact on the investment decision than in the case of other debt securities. The Fund invests in securities issued by companies that the Manager believes have appreciation potential.

         The Fund's equity investments may be exchange-traded or over-the-counter securities. Over-the-counter securities may have less liquidity than exchange-traded securities, and stocks of companies with smaller capitalization have greater risk of volatility than stocks of larger companies.

         |X| Special Portfolio Diversification Requirements. To enable a variable annuity or variable life insurance contract based on an insurance company separate account to qualify for favorable tax treatment under the Internal Revenue Code, the underlying investments must follow special diversification requirements that limit the percentage of assets that can be invested in securities of particular issuers. The Fund's investment program is managed to meet those requirements, in addition to other diversification requirements under the Internal Revenue Code and the Investment Company Act that apply to publicly-sold mutual funds.

         Failure by the Fund to meet those special requirements could cause earnings on a contract owner's interest in an insurance company separate account to be taxable income. Those diversification requirements might also limit, to some degree, the Fund's investment decisions in a way that could reduce its performance.

Can the Fund's Investment Objective and Policies Change? The Fund's Board of Trustees can change non-fundamental investment policies without shareholder approval, although significant changes will be described in amendments to this Prospectus. Fundamental policies cannot be changed without the approval of a majority of the Fund's outstanding voting shares. The Fund's objective is a fundamental policy. Investment restrictions that are fundamental policies are listed in the Statement of Additional Information. An investment policy is not fundamental unless this Prospectus or the Statement of Additional Information says that it is.

Portfolio Turnover. The Fund can engage in short-term trading to try to achieve its objective. Portfolio turnover affects brokerage costs the Fund pays. The Financial Highlights table at the end of this Prospectus shows the Fund's portfolio turnover rates during prior fiscal years.


Other Investment Strategies. To seek its objective, the Fund can also use the investment techniques and strategies described below. The Fund might not always use all of them. These techniques have risks, although some of them are designed to help reduce overall investment or market risks.


         |X| Debt Securities. The Fund can also invest in debt securities, such as U.S. government securities, foreign government securities, and foreign and domestic corporate bonds, notes and debentures, for their income possibilities. Currently the Fund does not invest a significant percentage of its assets in debt securities, although their relative emphasis in the portfolio may change if the Manager believes they offer opportunities to increase the Fund's total return.

         The debt securities the Fund buys may be rated by nationally recognized rating organizations or they may be unrated securities assigned a rating by the Manager. The Fund's investments may be above or below investment grade in credit quality. The Manager does not rely solely on ratings by rating organizations in selecting debt securities but evaluates business and economic factors affecting an issuer as well.

         |X| Risks of Foreign Investing. The Fund can buy securities issued by companies or governments in any country, including developed and underdeveloped countries. There are no limits on the amounts it can invest in foreign securities, but the Fund currently does not expect to have substantial investments in foreign securities. While foreign securities offer special investment opportunities, there are also special risks.

         The change in value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of securities denominated in that foreign currency. Foreign issuers are not subject to the same accounting and disclosure requirements that U.S. companies are subject to. The value of foreign investments may be affected by exchange control regulations, expropriation or nationalization of a company's assets, foreign taxes, delays in settlement of transactions, changes in governmental economic or monetary policy in the U.S. or abroad, or other political and economic factors.

                  |_| Interest Rate Risks. The values of debt securities are subject to change when prevailing interest rates change. When interest rates fall, the values of already-issued debt securities generally rise. When interest rates rise, the values of already-issued debt securities generally fall. The magnitude of these fluctuations will typically be greater for longer-term debt securities than shorter-term debt securities. The Fund's share prices can go up or down when interest rates change because of the effect of the changes on the value of the Fund's investments in debt securities.

                  |_| Credit Risk. Debt securities are subject to credit risk. Credit risk relates to the ability of the issuer of a security to make interest and principal payments on the security as they become due. If the issuer fails to pay interest, the Fund's income might be reduced and if the issuer fails to repay principal, the value of that security and of the Fund's shares might be reduced. While the Fund's investments in U.S. government securities are subject to little credit risk, the Fund's other investments in debt securities are subject to risks of default.

     |_| U.S. Government Securities. The Fund can invest in securities issued or guaranteed by the U.S. Treasury or other U.S. government agencies or federally-chartered corporate entities referred to as "instrumentalities". These are referred to as "U.S. government securities" in this Prospectus. Although not rated, Treasury obligations have little credit risk but prior to their maturity are subject to interest rate risk.

         |X| Illiquid and Restricted Securities. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. A restricted security is one that has a contractual restriction on its resale or which cannot be sold publicly until it is registered under the Securities Act of 1933. The Fund will not invest more than 15% of its net assets in illiquid or restricted securities. Certain restricted securities that are eligible for resale to qualified institutional purchasers may not be subject to that limit. The Manager monitors holdings of illiquid securities on an ongoing basis to determine whether to sell any holdings to maintain adequate liquidity.

         |X| Derivative Investments. The Fund can invest in a number of different kinds of "derivative" investments. In general terms, a derivative investment is an investment contract whose value depends on (or is derived from) the value of an underlying asset, interest rate or index. In the broadest sense, exchange-traded options, futures contracts, mortgage-related securities and other hedging instruments the Fund can use may be considered "derivative investments." In addition to using hedging instruments, the Fund may use other derivative investments because they offer the potential for increased income and principal value.

         |X| There Are Special Risks in Using Derivative Investments. If the issuer of the derivative does not pay the amount due, the Fund can lose money on the investment. Also, the underlying security or investment on which the derivative is based, and the derivative itself, might not perform the way the Manager expected it to perform. If that happens, the Fund's share price could decline or the Fund could get less income than expected. The Fund has limits on the amount of particular types of derivatives it can hold. However, using derivatives can cause the Fund to lose money on its investment and/or increase the volatility of its share prices.

         Markets underlying securities and indices may move in a direction not anticipated by the Manager. Interest rate and stock market changes in the U.S. and abroad may also influence the performance of derivatives. As a result of these risks the Fund could realize less principal or income from the investment than expected. Certain derivative investments held by the Fund may be illiquid.

         |X| Hedging. The Fund can buy and sell futures contracts, put and call options, forward contracts and options on futures and broadly-based securities indices. These are all referred to as "hedging instruments." The Fund is not required to use hedging instruments to seek its objective. The Fund does not use hedging instruments for speculative purposes, and has limits on its use of them.


         The Fund could buy and sell options, futures and forward contracts for a number of purposes. It might do so to try to manage its exposure to the possibility that the prices of its portfolio securities may decline, or to establish a position in the securities market as a temporary substitute for purchasing individual securities. It might do so to try to manage its exposure to changing interest rates.

         Options trading involves the payment of premiums and has special tax effects on the Fund. There are also special risks in particular hedging strategies. For example, if a covered call written by the Fund is exercised on an investment that has increased in value, the Fund will be required to sell the investment at the call price and will not be able to realize any profit if the investment has increased in value above the call price. In writing a put, there is a risk that the Fund may be required to buy the underlying security at a disadvantageous price.

         If the Manager used a hedging instrument at the wrong time or judged market conditions incorrectly, the strategy could reduce the Fund's return. The Fund could also experience losses if the prices of its futures and options positions were not correlated with its other investments or if it could not close out a position because of an illiquid market.

Temporary Defensive Investments. In times of unstable market or economic conditions, the Fund can invest up to 100% of its assets in temporary defensive investments. Generally they would be U.S. government securities, highly-rated commercial paper, bank deposits or repurchase agreements. The Fund may also hold these types of securities pending the investment of proceeds from the sale of Fund shares or portfolio securities or to meet anticipated redemptions of Fund shares. To the extent the Fund invests defensively in these securities, it may not achieve its investment objective of high total return.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

How the Fund Is Managed

The Manager. The Manager chooses the Fund's investments and handles its day-to-day business. The Manager carries out its duties, subject to the policies established by the Fund's Board of Trustees, under an investment advisory agreement that states the Manager's responsibilities. The agreement sets the fees the Fund pays to the Manager and describes the expenses that the Fund is responsible to pay to conduct its business.


         The Manager has been an investment adviser since 1960. The Manager (including affiliates) managed assets of more than $120 billion at March 31, 2001, including more than 65 funds, having more than 5 million shareholder accounts. The Manager is located at Two World Trade Center, 34th Floor, New York, New York 10048-0203.

         |X| Portfolio Managers. The portfolio managers of the Fund are Charles Albers and Nikolaos Monoyios, who are also Vice Presidents of the Fund. They have been responsible for the day-to-day management of the Fund's portfolio since May 1, 1999. Mr. Albers is a Senior Vice President of the Manager and Mr. Monoyios is a Vice President of the Manager. Both are Certified Financial Analysts, officers and portfolio managers of other Oppenheimer funds. Prior to joining the Manager in April 1998, they were portfolio managers at Guardian Investor Services (from 1972 and 1979, respectively), the investment management subsidiary of The Guardian Life Insurance Company.

         |X| Advisory Fees. Under the Investment Advisory Agreement, the Fund pays the Manager an advisory fee at an annual rate that declines on additional assets as the Fund grows: 0.75% of the first $200 million of average annual net assets, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million, and 0.60% of average annual net assets over $800 million. The Fund's management fee for its last fiscal year ended December 31, 2000, was 0.70% of the Fund's average annual net assets.


         |X| Possible Conflicts of Interest. The Fund offers its shares to separate accounts of different insurance companies that are not affiliated with each other, as an investment for their variable annuity, variable life and other investment product contracts. While the Fund does not foresee any disadvantages to contract owners from these arrangements, it is possible that the interests of owners of different contracts participating in the Fund through different separate accounts might conflict. For example, a conflict could arise because of differences in tax treatment.

         The Fund's Board has procedures to monitor the portfolio for possible conflicts to determine what action should be taken. If a conflict occurs, the Board might require one or more participating insurance company separate accounts to withdraw their investments in the Fund. That could force the Fund to sell securities at disadvantageous prices, and orderly portfolio management could be disrupted. Also, the Board might refuse to sell shares of the Fund to a particular separate account, or could terminate the offering of the Fund's shares if required to do so by law or if it would be in the best interests of the shareholders of the Fund to do so.

Investing in the Fund

How to Buy and Sell Shares

How Are Shares Purchased? Shares of the Fund may be purchased only by separate investment accounts of participating insurance companies as an underlying investment for variable life insurance policies, variable annuity contracts or other investment products. Individual investors cannot buy shares of the Fund directly. Please refer to the accompanying prospectus of the participating insurance company for information on how to select the Fund as an investment option for that variable life insurance policy, variable annuity or other investment product. That prospectus will indicate whether you are only eligible to purchase Service shares of the Fund. The Fund reserves the right to refuse any purchase order when the Manager believes it would be in the Fund's best interests to do so.


Information about your investment in the Fund through your variable annuity contract, variable life insurance policy or other plan can be obtained only from your participating insurance company or its servicing agent. The Fund's Transfer Agent does not hold or have access to those records. Instructions for buying or selling shares of the Fund should be given to your insurance company or its servicing agent, not directly to the Fund or its Transfer Agent.



         |X| At What Price Are Shares Sold? Shares are sold at their offering price, which is the net asset value per share. The Fund does not impose any sales charge on purchases of its shares. If there are any charges imposed under the variable annuity, variable life or other contract through which Fund shares are purchased, they are described in the accompanying prospectus of the participating insurance company.

         The net asset value per share is determined as of the close of The New York Stock Exchange on each day that the exchange is open for trading (referred to in this Prospectus as a "regular business day"). The Exchange normally closes at 4:00 P.M., New York time, but may close earlier on some days. All references to time in this Prospectus mean "New York time."

         The net asset value per share is determined by dividing the value of the Fund's net assets attributable to a class of shares by the number of shares of that class that are outstanding. The Fund's Board of Trustees has established procedures to value the Fund's securities to determine the Fund's net asset value, in general based on market values. The Board has adopted special procedures for valuing illiquid and restricted securities and securities for which market values cannot be readily obtained. Because some foreign securities trade in markets and on exchanges that operate on weekends and U.S. holidays, the values of some of the Fund's foreign investments might change significantly on days when shares of the Fund cannot be purchased or redeemed.

         The offering price that applies to an order from a participating insurance company is based on the next calculation of the net asset value per share that is made after the insurance company (as the Fund's designated agent to receive purchase orders) receives a purchase order from its contract owners to purchase Fund shares on a regular business day, provided that the Fund receives the order from the insurance company, generally by 9:30 A.M. on the next regular business day at the offices of its Transfer Agent in Colorado.

       |X| Classes of Shares. The Fund offers two different classes of shares. The class of shares designated as Service shares are subject to a distribution and service plan. The impact of the expenses of that plan on Service shares is described below. The class of shares that are not subject to a plan has no class "name" designation. The different classes of shares represent investments in the same portfolio of securities but are expected to be subject to different expenses and will likely have different share prices.

       |X| Distribution and Service Plan for Service shares. The Fund has adopted a distribution and service plan for Service shares to pay OppenheimerFunds Distributor, Inc., the distributor, for distribution related services for the Fund's Service shares. Although the plan allows for payment to be made quarterly at an annual rate of up to 0.25% of the average annual net assets of Service shares of the Fund, that rate is currently reduced to 0.15%. The Board may increase that rate to no more than 0.25% per annum, without advance notification. The distributor currently uses all of those fees to compensate sponsor(s) of the insurance product that offers Fund shares, for providing personal service and maintenance of accounts of their variable contract owners that hold Service shares. The impact of the service plan is to increase operating expenses of the Service shares, which results in lower performance compared to the Fund's shares that are not subject to a service fee.

How Are Shares Redeemed? As with purchases, only the participating insurance companies that hold Fund shares in their separate accounts for the benefit of variable annuity contracts, variable life insurance policies or other investment products can place orders to redeem shares. Contract holders and policy holders should not directly contact the Fund or its transfer agent to request a redemption of Fund shares. Contract owners should refer to the withdrawal or surrender instructions in the accompanying prospectus of the participating insurance company.

The share price that applies to a redemption order is the next net asset value per share that is determined after the participating insurance company (as the Fund's designated agent) receives a redemption request on a regular business day from its contract or policy holder, provided that the Fund receives the order from the insurance company by 9:30 A.M. the next regular business day at the office of its Transfer Agent in Colorado. The Fund normally sends payment by Federal Funds wire to the insurance company's account the day after the Fund receives the order (and no later than 7 days after the Fund's receipt of the order). Under unusual circumstances determined by the Securities and Exchange Commission, payment may be delayed or suspended.

Dividends, Capital Gains and Taxes

Dividends. The Fund intends to declare dividends separately for each class of shares from net investment income on an annual basis, and to pay those dividends in March on a date selected by the Board of Trustees. Dividends and distributions will generally be lower for Service shares, which normally have higher expenses. The Fund has no fixed dividend rate and cannot guarantee that it will pay any dividends.


         All dividends (and any capital gains distributions) will be reinvested automatically in additional Fund shares at net asset value for the account of the participating insurance company (unless the insurance company elects to have dividends or distributions paid in cash).


Capital Gains. The Fund may realize capital gains on the sale of portfolio securities. If it does, it may make distributions out of any net short-term or long-term capital gains in March of each year. The Fund may make supplemental distributions of dividends and capital gains following the end of its fiscal year. There can be no assurance that the Fund will pay any capital gains distributions in a particular year.

Taxes. For a discussion of the tax status of a variable annuity contract, a variable life insurance policy or other investment product of a participating insurance company, please refer to the accompanying prospectus of your participating insurance company. Because shares of the Fund may be purchased only through insurance company separate accounts for variable annuity contracts, variable life insurance policies or other investment products, dividends paid by the Fund from net investment income and distributions (if any) of net realized short-term and long-term capital gains will be taxable, if at all, to the participating insurance company.

         This information is only a summary of certain federal income tax information about an investment in Fund shares. You should consult with your tax advisor or your participating insurance company representative about the effect of an investment in the Fund under your contract or policy.

Financial Highlights

The Financial Highlights Table is presented to help you understand the Fund's financial performance since inception. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, the Fund's independent auditors, whose report, along with the Fund's financial statements, is included in the Statement of Additional Information, which is available on request.

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

                                                               Year Ended December 31,
Non-Service shares                                             2000           1999          1998          1997           1996
================================================================================================================================
Per Share Operating Data
Net asset value, beginning of period                               $24.63       $20.48        $20.58        $16.37        $12.51
--------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                                 .10          .11           .13           .19           .14
Net realized and unrealized gain (loss)                             (2.14)        4.29           .92          4.91          3.91
--------------------------------------------------------------------------------------------------------------------------------
Total income (loss) from investment operations                      (2.04)        4.40          1.05          5.10          4.05
--------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                 (.09)        (.09)         (.05)         (.17)         (.14)
Distributions from net realized gain                                (1.24)        (.16)        (1.10)         (.72)         (.05)
--------------------------------------------------------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                                     (1.33)        (.25)        (1.15)         (.89)         (.19)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                     $21.26       $24.63        $20.48        $20.58        $16.37
                                                                   ======       ======        ======        ======        ======
================================================================================================================================
Total Return, at Net Asset Value(1)                                 (8.78)%      21.71%         4.70%        32.48%        32.51%
================================================================================================================================
Ratios/Supplemental Data
Net assets, end of period (in thousands)                       $1,009,823     $555,311      $308,353      $155,368       $47,009
--------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                              $  809,662     $391,063      $234,306      $ 94,906       $21,562
--------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:(2)
Net investment income                                                0.69%        0.63%         0.74%         1.15%         1.41%
Expenses                                                             0.73%        0.78%         0.79%(3)      0.83%(3)      1.00%(3)
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                63%         118%           86%           79%          113%

1. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period.
Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
2. Annualized for periods of less than one full year.
3. Expense ratio has not been grossed up to reflect the effect of expenses paid indirectly.

--------------------------------------------------------------------------------
Financial Highlights  (Continued)
--------------------------------------------------------------------------------

                                                                                                                 Period Ended
                                                                                                                 December 31,
Service shares                                                                                                        2000(1)
=============================================================================================================================
Per Share Operating Data
Net asset value, beginning of period                                                                                   $24.04
-----------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                                                                                     .02
Net realized and unrealized loss                                                                                        (2.82)
-----------------------------------------------------------------------------------------------------------------------------
Total loss from investment operations                                                                                   (2.80)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                                                         $21.24
                                                                                                                       ======
=============================================================================================================================
Total Return, at Net Asset Value(2)                                                                                    (11.61)%
=============================================================================================================================
Ratios/Supplemental Data
Net assets, end of period (in thousands)                                                                               $1,698
-----------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                                                                                      $  543
-----------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:(3)
Net investment income                                                                                                    0.50%
Expenses                                                                                                                 0.88%
-----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                                                                    63%

1. For the period from July 13, 2000 (inception of offering) to December 31,
2000.
2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
3. Annualized for periods of less than one full year.

INFORMATION AND SERVICES

For More Information About Oppenheimer Main Street Growth & Income Fund/VA:

The following additional information about the Fund is available without charge upon request:

Statement of Additional Information
This document includes additional information about the Fund's investment policies, risks, and operations. It is incorporated by reference into this Prospectus (which means it is legally part of this Prospectus).

Annual and Semi-Annual Reports
Additional information about the Fund's investments and performance is available in the Fund's Annual and Semi-Annual Reports to shareholders. The Annual Report includes a discussion of market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

How to Get More Information:

You can request the Statement of Additional Information, the Annual and Semi-Annual Reports, the notice explaining the Fund's privacy policy and other information about the Fund or your account:





By Telephone:



Call OppenheimerFunds Services toll-free:

1.800.981.2871


By Mail:
Write to:
OppenheimerFunds Services
P.O. Box 5270
Denver, Colorado 80217-5270

You can also obtain copies of the Statement of Additional Information and other Fund documents and reports by visiting the SEC's Public Reference Room in Washington, D.C. (Phone 1.202.942.8090) or the EDGAR database on the SEC's Internet web site at HTTP://WWW.SEC.GOV. Copies may be obtained upon payment of a duplicating fee by electronic request at the SEC's e-mail address:
PUBLICINFO@SEC.GOV, or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102.

No one has been authorized to provide any information about the Fund or to make any representations about the Fund other than what is contained in this Prospectus. This Prospectus is not an offer to sell shares of the Fund, nor a solicitation of an offer to buy shares of the Fund, to any person in any state or other jurisdiction where it is unlawful to make such an offer.

SEC File No. 811-4108
PR0650.001.0501
Printed on recycled paper.





                            Appendix to Prospectus of

                        Oppenheimer Main Street Growth & Income Fund
                        (a series of Oppenheimer Variable Account Funds)


         Graphic material included in the Prospectus of Oppenheimer Main Street Growth & Income Fund (the "Fund") under the heading "Annual Total Return (as of 12/31 each year)":


     A bar chart will be included in the Prospectus of the Fund depicting the annual total returns of a hypothetical investment in shares of the Fund for each of the five most recent calendar years, without deducting separate account expenses. Set forth below are the relevant data that will appear on the bar chart:


Calendar
Year
Ended                                                Annual Total Returns


12/31/96                                              32.51%
12/31/97                                              32.48%
12/31/98                                              4.70%
12/31/99                                             21.71%
12/31/00                                             -8.78%

Oppenheimer Variable Account Funds


6803 S. Tucson Way, Englewood, Colorado 80112

1.800.981.2871

Statement of Additional Information dated May 1, 2001


OPPENHEIMER VARIABLE ACCOUNT FUNDS (the "Trust") is an investment company consisting of ten separate Funds (the "Funds"):

Oppenheimer Money Fund/VA
Oppenheimer High Income Fund/VA
Oppenheimer Bond Fund/VA
Oppenheimer Strategic Bond Fund/VA
Oppenheimer Aggressive Growth Fund/VA
Oppenheimer Capital Appreciation Fund/VA

Oppenheimer Main Street Small Cap Fund(R)/VA
     (named "Oppenheimer Small Cap Growth Fund" prior to May 1, 2001)

Oppenheimer Global Securities Fund/VA
Oppenheimer Multiple Strategies Fund/VA
Oppenheimer Main Street Growth & Income Fund(R)/VA

Shares of the Funds are sold to provide benefits under variable life insurance policies and variable annuity contracts and other insurance company separate accounts, as described in the Prospectuses for the Funds and for the insurance products you have selected.


         This Statement of Additional Information is not a Prospectus. This document contains additional information about the Funds and the Trust, and supplements information in the Funds' Prospectuses dated May 1, 2001. It should be read together with the Prospectuses. You can obtain a Prospectus by writing to the Funds' Transfer Agent, OppenheimerFunds Services, at P.O. Box 5270, Denver, Colorado 80217, or by calling the Transfer Agent at the toll-free number shown above.

Contents
                                                                         Page
About the Funds

Additional Information About the Funds' Investment Policies and Risks.... 3
     The Funds' Investment Policies...................................... 3
     Other Investment Techniques and Strategies.......................... 11
     Investment Restrictions............................................. 28
How the Funds are Managed ............................................... 29
     Organization and History............................................ 29
     Trustees and Officers............................................... 31
     The Manager......................................................... 38
Brokerage Policies of the Funds.......................................... 40
Distribution and Service Plans (Service Shares Only)..................... 43
Performance of the Funds................................................. 44

About Your Account

How To Buy and Sell Shares..............................................  50
Dividends, Capital Gains and Taxes......................................  53
Additional Information About the Funds..................................  54

Financial Information About the Funds *
Financial Statements and Independent Auditors' Reports..................  55
Appendix A: Ratings Definitions.........................................  A-1
Appendix B: Industry Classifications....................................  B-1
Appendix C: Major Shareholders..........................................  C-1


*This Statement of Additional Information is available via internet websites, in two parts. This text comprises the first part. The second part contains the Independent Auditors' Reports and Financial Statements for each Fund. The two parts should be read together with the Prospectuses for the Funds and for the insurance products you have selected. These documents can be viewed or downloaded online with Adobe Acrobat Reader. Call 1.888.470.0861 if you want the domain name of an insurance sponsor's website that displays this Statement of Additional Information online, if you have technical difficulties, or to request a paper copy of this Statement of Additional Information at no charge.

ABOUT THE FUNDS


Additional Information About the Funds' Investment Policies and Risks

         The investment objective, the principal investment policies and the main risks of the Funds are described in the Prospectus. This Statement of Additional Information contains supplemental information about those policies and risks and the types of securities that the Funds' investment Manager, OppenheimerFunds, Inc., can select for the Funds. Additional information is also provided about the strategies that each Fund may use to try to achieve its objective. The full name of each Fund is shown on the cover page, after which the word "Oppenheimer" is omitted from these names to conserve space.

The Funds' Investment Policies. The composition of the Funds' portfolio and the techniques and strategies that the Manager uses in selecting portfolio securities will vary over time. The Funds are not required to use all of the investment techniques and strategies described below at all times in seeking their goals. They may use some of the special investment techniques and strategies at some times or not at all.

         In selecting securities for the Funds' portfolios, the Manager evaluates the merits of particular securities primarily through the exercise of its own investment analysis. That process may include, among other things, evaluation of the issuer's historical operations, prospects for the industry of which the issuer is part, the issuer's financial condition, its pending product developments and business (and those of competitors), the effect of general market and economic conditions on the issuer's business, and legislative proposals that might affect the issuer.


         The Funds are categorized by the types of investment they make. Capital Appreciation Fund/VA, Aggressive Growth Fund/VA, Main Street Small Cap Fund/VA and Global Securities Fund/VA can be categorized as "Equity Funds." High Income Fund/VA, Bond Fund/VA, and Strategic Bond Fund/VA can be categorized as "Fixed Income Funds." Multiple Strategies Fund/VA and Main Street Growth & Income Fund/VA share the investment characteristics (and certain of the Investment Policies) of both the Equity Funds and the Fixed Income Funds, depending upon the allocations determined from time to time by their portfolio managers. The allocation of Main Street Growth & Income Fund/VA's portfolio to equity securities is generally substantially larger than its allocation to fixed-income securities. Money Fund/VA's investment policies are explained separately; however, discussion below about investment restrictions, repurchase agreements, illiquid securities and loans of portfolio securities also apply to Money Fund/VA.


         |X| Investments in Equity Securities. The Equity Funds focus their investments in equity securities, which include common stocks, preferred stocks, rights and warrants, and securities convertible into common stock. Certain equity securities may be selected not only for their appreciation possibilities but because they may provide dividend income.

         Small-cap growth companies may offer greater opportunities for capital appreciation than securities of large, more established companies. However, these securities also involve greater risks than securities of larger companies. Securities of small capitalization issuers may be subject to greater price volatility in general than securities of large-cap and mid-cap companies. Therefore, to the degree that a Fund has investments in smaller capitalization companies at times of market volatility, that Fund's share price may fluctuate more. Those investments may be limited to the extent the Manager believes that such investments would be inconsistent with the goal of preservation of principal.

                  |_| Growth Companies. The Equity Funds in particular may invest in securities of "growth" companies. Growth companies are those companies that the Manager believes are entering into a growth cycle in their business, with the expectation that their stock will increase in value. They may be established companies as well as newer companies in the development stage. Growth companies may have a variety of characteristics that in the Manager's view define them as "growth" issuers.

         They may be generating or applying new technologies, new or improved distribution techniques or new services. They may own or develop natural resources. They may be companies that can benefit from changing consumer demands or lifestyles, or companies that have projected earnings in excess of the average for their sector or industry. In each case, they have prospects that the Manager believes are favorable for the long term. The portfolio managers of the Funds look for growth companies with strong, capable management sound financial and accounting policies, successful product development and marketing and other factors.

                  |_| Value Investing. In selecting equity investments, the portfolio managers for the Equity Funds in particular may from time to time use a value investing style. In using a value approach, the portfolio managers seek stock and other equity securities that appear to be temporarily undervalued, by various measures, such as price/earnings ratios, rather than seeking stocks of "growth" issuers. This approach is subject to change and might not necessarily be used in all cases. Value investing seeks stocks having prices that are low in relation to their real worth or future prospects, in the hope that a Fund will realize appreciation in the value of its holdings when other investors realize the intrinsic value of the stock.

         Using value investing requires research as to the issuer's underlying financial condition and prospects. Some of the measures that can be used to identify these securities include, among others:

         |_| Price/Earnings ratio, which is the stock's price divided by its earnings per share. A stock having a price/earnings ratio lower than its historical range, or the market as a whole or that of similar companies may offer attractive investment opportunities.

         |_| Price/book value ratio, which is the stock price divided by the book value of the company per share, which measures the company's stock price in relation to its asset value.

     |_| Dividend Yield is measured by dividing the annual dividend by the stock price per share.

     |_| Valuation of Assets, which compares the stock price to the value of the company's underlying assets, including their projected value in the marketplace and liquidation value.

                  |_| Convertible Securities. While convertible securities are a form of debt security, in many cases their conversion feature (allowing conversion into equity securities) causes them to be regarded by the Manager more as "equity equivalents." As a result, the rating assigned to the security has less impact on the Manager's investment decision with respect to convertible securities than in the case of non-convertible fixed income securities. Convertible securities are subject to the credit risks and interest rate risks described below in "Debt Securities."

         To determine whether convertible securities should be regarded as "equity equivalents," the Manager examines the following factors:

     (1) whether, at the option of the investor, the convertible security can be exchanged for a fixed number of shares of common stock of the issuer,

     (2) whether the issuer of the convertible securities has restated its earnings per share of common stock on a fully diluted basis (considering the effect of conversion of the convertible securities), and

     (3) the extent to which the convertible security may be a defensive "equity substitute," providing the ability to participate in any appreciation in the price of the issuer's common stock.

                  |_| Rights and Warrants. The Funds may invest in warrants or rights. They do not expect that their investments in warrants and rights will exceed 5% of their total assets.

         Warrants basically are options to purchase equity securities at specific prices valid for a specific period of time. Their prices do not necessarily move parallel to the prices of the underlying securities. Rights are similar to warrants, but normally have a short duration and are distributed directly by the issuer to its shareholders. Rights and warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer.

         |X| Investments in Bonds and Other Debt Securities. The Fixed Income Funds in particular can invest in bonds, debentures and other debt securities to seek current income as part of its investment objective.


         The Funds' debt investments can include investment-grade and non-investment-grade bonds (commonly referred to as "junk bonds"). Investment-grade bonds are bonds rated in one of the four highest categories by Moody's Investors Service, Inc. ("Moody's), Standard & Poor's Corporation ("Standard & Poor's"), Fitch, Inc. ("Fitch"), or that have comparable ratings by another nationally-recognized rating organization, or if unrated or split-rated, determined by the Manager to be of comparable quality. In making investments in debt securities, the Manager may rely to some extent on the ratings of ratings organizations or it may use its own research to evaluate a security's credit-worthiness.


                  |_| U.S. Government Securities. The Funds can buy securities issued or guaranteed by the U.S. government or its agencies and instrumentalities. Securities issued by the U.S. Treasury are backed by the full faith and credit of the U.S. government and are subject to very little credit risk. Obligations of U.S. government agencies or instrumentalities (including mortgage-backed securities) may or may not be guaranteed or supported by the "full faith and credit" of the United States. Some are backed by the right of the issuer to borrow from the U.S. Treasury; others, by discretionary authority of the U.S. government to purchase the agencies' obligations; while others are supported only by the credit of the instrumentality. If a security is not backed by the full faith and credit of the United States, the owner of the security must look principally to the agency issuing the obligation for repayment and may not be able to assert a claim against the United States in the event that the agency or instrumentality does not meet its commitment. A Fund will invest in securities of U.S. government agencies and instrumentalities only when the Manager is satisfied that the credit risk with respect to the agency or instrumentality is minimal.




         |_| Special Risks of Lower-Grade Securities. Because lower-rated securities tend to offer higher yields than investment grade securities, a Fund may invest in lower grade securities if the Manager is trying to achieve greater income (and, in some cases, the appreciation possibilities of lower-grade securities may be a reason they are selected for a Fund's portfolio).

         Some of the special credit risks of lower-grade securities are discussed in the Prospectus. There is a greater risk that the issuer may default on its obligation to pay interest or to repay principal than in the case of investment-grade securities. The issuer's low creditworthiness may increase the potential for its insolvency. An overall decline in values in the high yield bond market is also more likely during a period of a general economic downturn. An economic downturn or an increase in interest rates could severely disrupt the market for high yield bonds, adversely affecting the values of outstanding bonds as well as the ability of issuers to pay interest or repay principal. In the case of foreign high yield bonds, these risks are in addition to the special risk of foreign investing discussed in the Prospectus and in this Statement of Additional Information.


         While securities rated "Baa" by Moody's or "BBB" by Standard & Poor's or Fitch are investment-grade and are not regarded as junk bonds, those securities may be subject to special risks, and have some speculative characteristics. Definitions of the debt security ratings categories of Moody's, Standard & Poor's and Fitch are included in Appendix A to this Statement of Additional Information.


         |X| Asset-Backed Securities. Asset-backed securities are fractional interests in pools of assets, typically accounts receivable or consumer loans. They are issued by trusts or special-purpose corporations. They are similar to mortgage-backed securities, described below, and are backed by a pool of assets that consist of obligations of individual borrowers. The income from the pool is passed through to the holders of participation interest in the pools. The pools may offer a credit enhancement, such as a bank letter of credit, to try to reduce the risks that the underlying debtors will not pay their obligations when due. However, the enhancement, if any, might not be for the full par value of the security. If the enhancement is exhausted and any required payments of interest or repayments of principal are not made, that Fund could suffer losses on its investment or delays in receiving payment.

         The value of an asset-backed security is affected by changes in the market's perception of the asset backing the security, the creditworthiness of the servicing agent for the loan pool, the originator of the loans, or the financial institution providing any credit enhancement, and is also affected if any credit enhancement has been exhausted. The risks of investing in asset-backed securities are ultimately related to payment of consumer loans by the individual borrowers. As a purchaser of an asset-backed security, the Fund would generally have no recourse to the entity that originated the loans in the event of default by a borrower. The underlying loans are subject to prepayments, which may shorten the weighted average life of asset-backed securities and may lower their return, in the same manner as in the case of mortgage-backed securities and CMOs, described below. Unlike mortgage-backed securities, asset-backed securities typically do not have the benefit of a security interest in the underlying collateral.

         |X| Mortgage-Related Securities. Mortgage-related securities are a form of derivative investment collateralized by pools of commercial or residential mortgages. Pools of mortgage loans are assembled as securities for sale to investors by government agencies or entities or by private issuers. These securities include collateralized mortgage obligations ("CMOs"), mortgage pass-through securities, stripped mortgage pass-through securities, interests in real estate mortgage investment conduits ("REMICs") and other real-estate related securities.


         Mortgage-related securities that are issued or guaranteed by agencies or instrumentalities of the U.S. government have relatively little credit risk (depending on the nature of the issuer). Privately issued mortgage-related securities have some credit risk, as the underlying mortgage may not fully collateralize the obligation. Both types of mortgage-related securities are subject to interest rate risks and prepayment risks, as described in the Prospectus.


         As with other debt securities, the prices of mortgage-related securities tend to move inversely to changes in interest rates. The Fixed Income Funds can buy mortgage-related securities that have interest rates that move inversely to changes in general interest rates, based on a multiple of a specific index. Although the value of a mortgage-related security may decline when interest rates rise, the converse is not always the case.

         In periods of declining interest rates, mortgages are more likely to be prepaid. Therefore, a mortgage-related security's maturity can be shortened by unscheduled prepayments on the underlying mortgages. Therefore, it is not possible to predict accurately the security's yield. The principal that is returned earlier than expected may have to be reinvested in other investments having a lower yield than the prepaid security. Therefore, these securities may be less effective as a means of "locking in" attractive long-term interest rates, and they may have less potential for appreciation during periods of declining interest rates, than conventional bonds with comparable stated maturities.

         Prepayment risks can lead to substantial fluctuations in the value of a mortgage-related security. In turn, this can affect the value of that Fund's shares. If a mortgage-related security has been purchased at a premium, all or part of the premium that Fund paid may be lost if there is a decline in the market value of the security, whether that results from interest rate changes or prepayments on the underlying mortgages. In the case of stripped mortgage-related securities, if they experience greater rates of prepayment than were anticipated, the Fund may fail to recoup its initial investment on the security.

         During periods of rapidly rising interest rates, prepayments of mortgage-related securities may occur at slower than expected rates. Slower prepayments effectively may lengthen a mortgage-related security's expected maturity. Generally, that would cause the value of the security to fluctuate more widely in responses to changes in interest rates. If the prepayments on a Fund's mortgage-related securities were to decrease broadly, that Fund's effective duration, and therefore its sensitivity to interest rate changes, would increase.

         As with other debt securities, the values of mortgage-related securities may be affected by changes in the market's perception of the creditworthiness of the entity issuing the securities or guaranteeing them. Their values may also be affected by changes in government regulations and tax policies.

     |_| Collateralized Mortgage Obligations. CMOs are multi-class bonds that are backed by pools of mortgage loans or mortgage pass-through certificates. They may be collateralized by:

     (1) pass-through certificates issued or guaranteed by Ginnie Mae, Fannie Mae, or Freddie Mac,

     (2)   unsecuritized   mortgage   loans  insured  by  the  Federal   Housing
     Administration or guaranteed by the Department of Veterans' Affairs,

     (3)  unsecuritized   conventional  mortgages,

     (4) other mortgage-related securities, or (5) any combination of these.

         Each class of CMO, referred to as a "tranche," is issued at a specific coupon rate and has a stated maturity or final distribution date. Principal prepayments on the underlying mortgages may cause the CMO to be retired much earlier than the stated maturity or final distribution date. The principal and interest on the underlying mortgages may be allocated among the several classes of a series of a CMO in different ways. One or more tranches may have coupon rates that reset periodically at a specified increase over an index. These are floating rate CMOs, and typically have a cap on the coupon rate. Inverse floating rate CMOs have a coupon rate that moves in the reverse direction to an applicable index. The coupon rate on these CMOs will increase as general interest rates decrease. These are usually much more volatile than fixed rate CMOs or floating rate CMOs.

         |X| Foreign Securities. The Equity Funds and the Fixed Income Funds may invest in foreign securities, and Global Securities Fund expects to have substantial investments in foreign securities. These include equity securities issued by foreign companies and debt securities issued or guaranteed by foreign companies or governments, including supra-national entities. "Foreign securities" include equity and debt securities of companies organized under the laws of countries other than the United States and debt securities issued or guaranteed by governments other than the U.S. government or by foreign supra-national entities. They also include securities of companies (including those that are located in the U.S. or organized under U.S. law) that derive a significant portion of their revenue or profits from foreign businesses, investments or sales, or that have a significant portion of their assets abroad. They may be traded on foreign securities exchanges or in the foreign over-the-counter markets.

         Securities of foreign issuers that are represented by American Depository Receipts or that are listed on a U.S. securities exchange or traded in the U.S. over-the-counter markets are not considered "foreign securities" for the purpose of a Fund's investment allocations, because they are not subject to many of the special considerations and risks, discussed below, that apply to foreign securities traded and held abroad.

         Because the Funds may purchase securities denominated in foreign currencies, a change in the value of such foreign currency against the U.S. dollar will result in a change in the amount of income the Funds have available for distribution. Because a portion of the Funds' investment income may be received in foreign currencies, the Funds will be required to compute their income in U.S. dollars for distribution to shareholders, and therefore the Funds will absorb the cost of currency fluctuations. After the Funds have distributed income, subsequent foreign currency losses may result in the Fund's having distributed more income in a particular fiscal period than was available from investment income, which could result in a return of capital to shareholders.

     Investing in foreign securities offers potential benefits not available from investing solely in securities of domestic issuers. They include the opportunity to invest in foreign issuers that appear to offer growth potential, or in foreign countries with economic policies or business cycles different from those of the U.S., or to reduce fluctuations in portfolio value by taking advantage of foreign stock markets that do not move in a manner parallel to U.S. markets. The Funds will hold foreign currency only in connection with the purchase or sale of foreign securities.

                  |_| Foreign Debt Obligations. The debt obligations of foreign governments and entities may or may not be supported by the full faith and credit of the foreign government. The Fixed Income Funds may buy securities issued by certain supra-national entities, which include entities designated or supported by governments to promote economic reconstruction or development, international banking organizations and related government agencies. Examples are the International Bank for Reconstruction and Development (commonly called the "World Bank"), the Asian Development bank and the Inter-American Development Bank.

         The governmental members of these supra-national entities are "stockholders" that typically make capital contributions and may be committed to make additional capital contributions if the entity is unable to repay its borrowings. A supra-national entity's lending activities may be limited to a percentage of its total capital, reserves and net income. There can be no assurance that the constituent foreign governments will continue to be able or willing to honor their capitalization commitments for those entities.

         The Fixed Income Funds can invest in U.S. dollar-denominated "Brady Bonds." These foreign debt obligations may be fixed-rate par bonds or floating-rate discount bonds. They are generally collateralized in full as to repayment of principal at maturity by U.S. Treasury zero-coupon obligations that have the same maturity as the Brady Bonds. Brady Bonds can be viewed as having three or four valuation components: (i) the collateralized repayment of principal at final maturity; (ii) the collateralized interest payments; (iii) the uncollateralized interest payments; and (iv) any uncollateralized repayment of principal at maturity. Those uncollateralized amounts constitute what is called the "residual risk."

         If there is a default on collateralized Brady Bonds resulting in acceleration of the payment obligations of the issuer, the zero-coupon U.S. Treasury securities held as collateral for the payment of principal will not be distributed to investors, nor will those obligations be sold to distribute the proceeds. The collateral will be held by the collateral agent to the scheduled maturity of the defaulted Brady Bonds. The defaulted bonds will continue to remain outstanding, and the face amount of the collateral will equal the principal payments which would have then been due on the Brady Bonds in the normal course. Because of the residual risk of Brady Bonds and the history of defaults with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds, Brady Bonds are considered speculative investments.

                  |_| Risks of Foreign Investing. Investments in foreign securities may offer special opportunities for investing but also present special additional risks and considerations not typically associated with investments in domestic securities. Some of these additional risks are:

     o reduction of income by foreign taxes;

     o fluctuation in value of foreign investments due to changes in currency rates or currency control regulations (for example, currency blockage);

o        transaction charges for currency exchange;

o        lack of public information about foreign issuers;

     o lack of uniform accounting, auditing and financial reporting standards in foreign countries comparable to those applicable to domestic issuers;

o        less volume on foreign exchanges than on U.S. exchanges;

     o greater volatility and less liquidity on foreign markets than in the U.S.;

     o less governmental regulation of foreign issuers, stock exchanges and brokers than in the U.S.;

     o  greater   difficulties  in  commencing   lawsuits;

     o higher brokerage  commission rates than in the U.S.;

     o increased risks of delays in settlement of portfolio transactions or loss of certificates for portfolio securities;

     o possibilities in some countries of expropriation,  confiscatory taxation,
     political,   financial  or  social   instability   or  adverse   diplomatic
     developments;  and

     o unfavorable differences between the U.S. economy and foreign economies.

                  In the past, U.S. Government policies have discouraged certain investments abroad by U.S. investors, through taxation or other restrictions, and it is possible that such restrictions could be re-imposed.

                  |_| Special Risks of Emerging Markets. Emerging and developing markets abroad may also offer special opportunities for growth investing but have greater risks than more developed foreign markets, such as those in Europe, Canada, Australia, New Zealand and Japan. There may be even less liquidity in their securities markets, and settlements of purchases and sales of securities may be subject to additional delays. They are subject to greater risks of limitations on the repatriation of income and profits because of currency restrictions imposed by local governments. Those countries may also be subject to the risk of greater political and economic instability, which can greatly affect the volatility of prices of securities in those countries. The Manager will consider these factors when evaluating securities in these markets, because the selection of those securities must be consistent with the Fund's goal of preservation of principal.

         The Funds intend to invest less than 5% of their total assets in securities of issuers of Eastern European countries. The social, political and economic reforms in most Eastern European countries are still in their early stages, and there can be no assurance that these reforms will continue. Eastern European countries in many cases do not have a sophisticated or well-established capital market structure for the sale and trading of securities. Participation in the investment markets in some of those countries may be available initially or solely through investment in joint ventures, state enterprises, private placements, unlisted securities or other similar illiquid investment vehicles.

         In addition, although investment opportunities may exist in Eastern European countries, any change in the leadership or policies of the governments of those countries, or changes in the leadership or policies of any other government that exercises a significant influence over those countries, may halt the expansion of or reverse the liberalization of foreign investment policies now occurring. As a result investment opportunities which may currently exist may be threatened.

         The prior authoritarian governments of a number of the Eastern European countries previously expropriated large amounts of real and personal property, which may include property which will be represented by or held by entities issuing the securities a Fund might wish to purchase. In many cases, the claims of the prior property owners against those governments were never finally settled. There can be no assurance that any property represented by or held by entities issuing securities purchased by a Fund will not also be expropriated, nationalized, or confiscated. If that property were confiscated, the Fund could lose a substantial portion of its investments in such countries. A Fund's investments could also be adversely affected by exchange control regulations imposed in any of those countries.

         |X| Portfolio Turnover. "Portfolio turnover" describes the rates at which the Funds traded their portfolio securities during its last fiscal year. For example, if a Fund sold all of its securities during the year, its portfolio turnover rate would have been 100%. The Funds' portfolio turnover rates will fluctuate from year to year, and any of the Funds may have portfolio turnover rates of more than 100% annually.

Other Investment Techniques and Strategies. In seeking their respective objectives, the Funds may from time to time use the types of investment strategies and investments described below. They are not required to use all of these strategies at all times, and at times may not use them.

         |X| Investing in Small, Unseasoned Companies. The Funds may invest in securities of small, unseasoned companies, subject to limits (if any) stated in that Fund's Prospectus. These are companies that have been in operation for less than three years, including the operations of any predecessors. Securities of these companies may be subject to volatility in their prices. They may have a limited trading market, which may adversely affect their ability to dispose of them and can reduce the price the Funds might be able to obtain for them. Other investors that own a security issued by a small, unseasoned issuer for which there is limited liquidity might trade the security when the Funds are attempting to dispose of their holdings of that security. In that case, a Fund might receive a lower price for its holdings than might otherwise be obtained.

         |X| When-Issued and Delayed-Delivery Transactions (All Portfolios). The Funds may invest in securities on a "when-issued" basis and may purchase or sell securities on a "delayed-delivery" or "forward commitment" basis. When-issued and delayed-delivery are terms that refer to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery.

         When such transactions are negotiated, the price (which is generally expressed in yield terms) is fixed at the time the commitment is made. Delivery and payment for the securities take place at a later date (generally within 45 days of the date the offer is accepted). The securities are subject to change in value from market fluctuations during the period until settlement. The value at delivery may be less than the purchase price. For example, changes in interest rates in a direction other than that expected by the Manager before settlement will affect the value of such securities and may cause a loss to the Funds. During the period between purchase and settlement, no payment is made by the Funds to the issuer and no interest accrues to that portfolio from the investment. No income begins to accrue to the Funds on a when-issued security until the Funds receive the security at settlement of the trade.

         The Funds will engage in when-issued transactions to secure what the Manager considers to be an advantageous price and yield at the time of entering into the obligation. When a Fund enters into a when-issued or delayed-delivery transaction, it relies on the other party to complete the transaction. Its failure to do so may cause that Fund to lose the opportunity to obtain the security at a price and yield the Manager considers to be advantageous.

         When a Fund engages in when-issued and delayed-delivery transactions, it does so for the purpose of acquiring or selling securities consistent with its investment objective and policies for its portfolio or for delivery pursuant to options contracts it has entered into, and not for the purpose of investment leverage. Although a Fund will enter into delayed-delivery or when-issued purchase transactions to acquire securities, it may dispose of a commitment prior to settlement. If a Fund chooses to dispose of the right to acquire a when-issued security prior to its acquisition or to dispose of its right to delivery or receive against a forward commitment, it may incur a gain or loss.

         At the time a Fund makes the commitment to purchase or sell a security on a when-issued or delayed delivery basis, it records the transaction on their books and reflects the value of the security purchased in determining that Fund's net asset value. In a sale transaction, it records the proceeds to be received. That Fund will identify on its books liquid assets at least equal in value to the value of that Fund's purchase commitments until that Fund pays for the investment.

         When-issued and delayed-delivery transactions can be used by the Funds as a defensive technique to hedge against anticipated changes in interest rates and prices. For instance, in periods of rising interest rates and falling prices, a Fund might sell securities in their portfolio on a forward commitment basis to attempt to limit its exposure to anticipated falling prices. In periods of falling interest rates and rising prices, a Fund might sell portfolio securities and purchase the same or similar securities on a when-issued or delayed-delivery basis to obtain the benefit of currently higher cash yields.

         |X| Zero-Coupon Securities. The Fixed Income Funds may buy zero-coupon and delayed interest securities, and "stripped" securities of foreign government issuers, which may or may not be backed by the "full faith and credit" of the issuing foreign government, and of corporations. The Fixed Income Funds may also buy zero-coupon and "stripped" U.S. government securities. Zero-coupon securities issued by foreign governments and by corporations will be subject to greater credit risks than U.S. government zero-coupon securities.

         |X| "Stripped" Mortgage-Related Securities. The Fixed Income Funds can invest in stripped mortgage-related securities that are created by segregating the cash flows from underlying mortgage loans or mortgage securities to create two or more new securities. Each has a specified percentage of the underlying security's principal or interest payments. These are a form of derivative investment.

         Mortgage securities may be partially stripped so that each class receives some interest and some principal. However, they may be completely stripped. In that case all of the interest is distributed to holders of one type of security, known as an "interest-only" security, or "I/O," and all of the principal is distributed to holders of another type of security, known as a "principal-only" security or "P/O." Strips can be created for pass-through certificates or CMOs.

         The yields to maturity of I/Os and P/Os are very sensitive to principal repayments (including prepayments) on the underlying mortgages. If the underlying mortgages experience greater than anticipated prepayments of principal, that Fund might not fully recoup its investment in an I/O based on those assets. If underlying mortgages experience less than anticipated prepayments of principal, the yield on the P/Os based on them could decline substantially.




         |X| Repurchase Agreements. The Funds may acquire securities subject to repurchase agreements. They may do so for liquidity purposes to meet anticipated redemptions of Fund shares, or pending the investment of the proceeds from sales of Fund shares, or pending the settlement of portfolio securities transactions, or for temporary defensive purposes, as described below.

         In a repurchase transaction, the Funds buy a security from, and simultaneously resells it to, an approved vendor for delivery on an agreed-upon future date. The resale price exceeds the purchase price by an amount that reflects an agreed-upon interest rate effective for the period during which the repurchase agreement is in effect. Approved vendors include U.S. commercial banks, U.S. branches of foreign banks, or broker-dealers that have been designated as primary dealers in government securities. They must meet credit requirements set by the Manager from time to time.

         The majority of these transactions run from day to day, and delivery pursuant to the resale typically occurs within one to five days of the purchase. Repurchase agreements having a maturity beyond seven days are subject to each Fund's limit on holding illiquid investments. No Fund will enter into a repurchase agreement that causes more than 15% of its net assets (for Money Fund/VA, 10%) to be subject to repurchase agreements having a maturity beyond seven days. There is no limit on the amount of a Fund's net assets that may be subject to repurchase agreements having maturities of seven days or less.


         Repurchase agreements, considered "loans" under the Investment Company Act, are collateralized by the underlying security. The Funds' repurchase agreements require that at all times while the repurchase agreements are in effect, the value of the collateral must equal or exceed the repurchase price to fully collateralize the repayment obligation. However, if the vendor fails to pay the resale price on the delivery date, the Funds may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so. The Manager will monitor the vendor's creditworthiness to confirm that the vendor is financially sound and will continuously monitor the collateral's value.


         |X| Illiquid and Restricted Securities. Under the policies and procedures established by the Fund's Board of Trustees, the Manager determines the liquidity of certain of the Funds' investments. To enable a Fund to sell its holdings of a restricted security not registered under the Securities Act of 1933, that Fund may have to cause those securities to be registered. The expenses of registering restricted securities may be negotiated by the Fund with the issuer at the time the Fund buys the securities. When a Fund must arrange registration because the Fund wishes to sell the security, a considerable period may elapse between the time the decision is made to sell the security and the time the security is registered so that the Fund could sell it. That Fund would bear the risks of any downward price fluctuation during that period.

         The Funds may also acquire restricted securities through private placements. Those securities have contractual restrictions on their public resale. Those restrictions might limit a Fund's ability to dispose of the securities and might lower the amount a Fund could realize upon the sale.

         The Funds have limitations that apply to purchases of restricted securities, as stated in the Prospectus. Those percentage restrictions do not limit purchases of restricted securities that are eligible for sale to qualified institutional purchasers under Rule 144A of the Securities Act of 1933, if those securities have been determined to be liquid by the Manager under Board-approved guidelines. Those guidelines take into account the trading activity for such securities and the availability of reliable pricing information, among other factors. If there is a lack of trading interest in a particular Rule 144A security, the Funds' holdings of that security may be considered to be illiquid.

         Illiquid securities include repurchase agreements maturing in more than seven days and participation interests that do not have puts exercisable within seven days.

         |X| Forward Rolls. The Funds can enter into "forward roll" transactions with respect to mortgage related securities. In this type of transaction, the Funds sell a mortgage related security to a buyer and simultaneously agrees to repurchase a similar security (the same type of security, and having the same coupon and maturity) at a later date at a set price. The securities that are repurchased will have the same interest rate as the securities that are sold, but typically will be collateralized by different pools of mortgages (with different prepayment histories) than the securities that have been sold. Proceeds from the sale are invested in short-term instruments, such as repurchase agreements. The income from those investments, plus the fees from the forward roll transaction, are expected to generate income to the Funds in excess of the yield on the securities that have been sold.

         The Funds will only enter into "covered" rolls. To assure their future payment of the purchase price, the Funds will identify as segregated on their respective books liquid assets in an amount equal to their respective payment obligations under the roll.

         These transactions have risks. During the period between the sale and the repurchase, the Funds will not be entitled to receive interest and principal payments on the securities that have been sold. It is possible that the market value of the securities the Funds sell may decline below the price at which the Funds are obligated to repurchase securities.


         |X| Loans of Portfolio Securities. To raise cash for liquidity purposes or income, the Funds can lend their portfolio securities to brokers, dealers and other types of financial institutions approved by the Fund's Board of Trustees. These loans are limited to not more than 10% of the value of that Fund's net assets. The Funds currently do not intend to engage in loans of securities in the coming year, but if they do so, such loans will not likely exceed 5% of that Fund's total assets. The Funds may also lend up to 5% of that Fund's net assets to an affiliated fund, for not more than seven days.


         There are some risks in connection with securities lending. The Funds might experience a delay in receiving additional collateral to secure a loan, or a delay in recovery of the loaned securities if the borrower defaults. The Funds must receive collateral for a loan. Under current applicable regulatory requirements (which are subject to change), on each business day the loan collateral must be at least equal to the value of the loaned securities. It must consist of cash, bank letters of credit, or securities of the U.S. Government or its agencies or instrumentalities, or other cash equivalents in which that Fund is permitted to invest. To be acceptable as collateral, letters of credit must obligate a bank to pay amounts demanded by the Funds if the demand meets the terms of the letter. The terms of the letter of credit and the issuing bank both must be satisfactory to the Funds.

         When they lend securities, that Fund receives amounts equal to the dividends or interest on loaned securities. It also receives one or more of (a) negotiated loan fees, (b) interest on securities used as collateral, and (c) interest on any short-term debt securities purchased with such loan collateral. Either type of interest may be shared with the borrower. That Fund may also pay reasonable finder's, custodian and administrative fees in connection with these loans. The terms of a Fund's loans must meet applicable tests under the Internal Revenue Code and must permit the Fund to reacquire loaned securities on five days' notice or in time to vote on any important matter.


         |X| Borrowing for Leverage. Each Fund has the ability to borrow from banks on an unsecured basis. Each Fund has undertaken to limit borrowing to 25% of the value of that Fund's net assets, which is further limited to 10% if borrowing is for a purpose other than to facilitate redemptions. Investing borrowed funds in portfolio securities is a speculative technique known as "leverage." The Funds cannot borrow money in excess of 33-1/3% of the value of that Fund's total assets. The Funds may borrow only from banks and/or affiliated investment companies. With respect to this fundamental policy, the Funds can borrow only if they maintain a 300% ratio of assets to borrowings at all times in the manner set forth in the Investment Company Act of 1940. If the value of that Fund's assets fails to meet this 300% asset coverage requirement, that Fund will reduce its bank debt within three days to meet the requirement. To do so, that Fund might have to sell a portion of its investments at a disadvantageous time.


         A Fund will pay interest on these loans, and that interest expense will raise the overall expenses of that Fund and reduce its returns. If it does borrow, its expenses will be greater than comparable funds that do not borrow for leverage. Additionally, that Fund's net asset value per share might fluctuate more than that of funds that do not borrow. Currently, the Funds do not contemplate using this technique in the next year but if they do so, it will not likely be to a substantial degree.

         |X| Derivatives. The Funds can invest in a variety of derivative investments for hedging purposes. Some derivative investments the Funds can use are the hedging instruments described below in this Statement of Additional Information. The Equity Funds do not use, and do not currently contemplate using, derivatives or hedging instruments to a significant degree in the coming year and they are not obligated to use them in seeking their objectives.

         Other derivative investments the Fixed Income Funds can invest in include "index-linked" notes. Principal and/or interest payments on these notes depend on the performance of an underlying index. Currency-indexed securities are another derivative these Funds may use. Typically, these are short-term or intermediate-term debt securities. Their value at maturity or the rates at which they pay income are determined by the change in value of the U.S. dollar against one or more foreign currencies or an index. In some cases, these securities may pay an amount at maturity based on a multiple of the amount of the relative currency movements. This type of index security offers the potential for increased income or principal payments but at a greater risk of loss than a typical debt security of the same maturity and credit quality.

         Other derivative investments the Fixed Income Funds can use include debt exchangeable for common stock of an issuer or "equity-linked debt securities" of an issuer. At maturity, the debt security is exchanged for common stock of the issuer or it is payable in an amount based on the price of the issuer's common stock at the time of maturity. Both alternatives present a risk that the amount payable at maturity will be less than the principal amount of the debt because the price of the issuer's common stock might not be as high as the Manager expected.




         |X| Hedging. Although the Funds can use hedging instruments, they are not obligated to use them in seeking their objective. To attempt to protect against declines in the market value of the Funds' portfolio, to permit the Funds to retain unrealized gains in the value of portfolio securities which have appreciated, or to facilitate selling securities for investment reasons, the Funds could:
         |_|    sell futures contracts,
         |_| buy puts on such futures or on securities, or |_| write covered calls on securities or futures. Covered calls may also be used to increase the Funds' income, but the Manager does not expect to engage extensively in that practice.

         The Funds can use hedging to establish a position in the securities market as a temporary substitute for purchasing particular securities. In that case the Funds would normally seek to purchase the securities and then terminate that hedging position. The Funds might also use this type of hedge to attempt to protect against the possibility that its portfolio securities would not be fully included in a rise in value of the market. To do so the Funds could:
         |_| buy futures, or
         |_| buy calls on such futures or on securities.

         The Funds' strategy of hedging with futures and options on futures will be incidental to the Fund's activities in the underlying cash market. The particular hedging instruments the Funds can use are described below. The Funds may employ new hedging instruments and strategies when they are developed, if those investment methods are consistent with the Funds' investment objective and are permissible under applicable regulations governing the Fund.

         |_| Futures. The Funds can buy and sell futures contracts that relate to (1) broadly-based stock indices (these are referred to as "stock index futures"), (2) bond indices (these are referred to as "bond index futures"), (3) debt securities (these are referred to as "interest rate futures"), and (4) foreign currencies (these are referred to as "forward contracts").

         A broadly-based stock index is used as the basis for trading stock index futures. They may in some cases be based on stocks of issuers in a particular industry or group of industries. A stock index assigns relative values to the common stocks included in the index and its value fluctuates in response to the changes in value of the underlying stocks. A stock index cannot be purchased or sold directly. Bond index futures are similar contracts based on the future value of the basket of securities that comprise the index. These contracts obligate the seller to deliver, and the purchaser to take, cash to settle the futures transaction. There is no delivery made of the underlying securities to settle the futures obligation. Either party may also settle the transaction by entering into an offsetting contract.

         An interest rate future obligates the seller to deliver (and the purchaser to take) cash or a specified type of debt security to settle the futures transaction. Either party could also enter into an offsetting contract to close out the position.

         No money is paid or received by the Funds on the purchase or sale of a future. Upon entering into a futures transaction, the Funds will be required to deposit an initial margin payment with the futures commission merchant (the "futures broker"). Initial margin payments will be deposited with the Funds' custodian bank in an account registered in the futures broker's name. However, the futures broker can gain access to that account only under specified conditions. As the future is marked to market (that is, its value on that Fund's books is changed) to reflect changes in its market value, subsequent margin payments, called variation margin, will be paid to or by the futures broker daily.

         At any time prior to expiration of the future, the Funds may elect to close out their position by taking an opposite position, at which time a final determination of variation margin is made and any additional cash must be paid by or released to that Fund. Any loss or gain on the future is then realized by that Fund for tax purposes. All futures transactions are effected through a clearinghouse associated with the exchange on which the contracts are traded.

         |_| Put and Call Options. The Funds can buy and sell certain kinds of put options ("puts") and call options ("calls"). The Funds can buy and sell exchange-traded and over-the-counter put and call options, including index options, securities options, currency options, commodities options, and options on the other types of futures described above.

                  |_| Writing Covered Call Options. The Funds can write (that is, sell) covered calls. If a Fund sells a call option, it must be covered. That means the Fund must own the security subject to the call while the call is outstanding, or, for certain types of calls, the call may be covered by segregating liquid assets to enable that Fund to satisfy its obligations if the call is exercised. Up to 100% of a Fund's total assets may be subject to calls that Fund writes.

         When a Fund writes a call on a security, it receives cash (a premium). That Fund agrees to sell the underlying security to a purchaser of a corresponding call on the same security during the call period at a fixed exercise price regardless of market price changes during the call period. The call period is usually not more than nine months. The exercise price may differ from the market price of the underlying security. That Fund shares the risk of loss that the price of the underlying security may decline during the call period. That risk may be offset to some extent by the premium the Fund receives. If the value of the investment does not rise above the call price, it is likely that the call will lapse without being exercised. In that case the Fund would keep the cash premium and the investment.

         When a Fund writes a call on an index, it receives cash (a premium). If the buyer of the call exercises it, the Fund will pay an amount of cash equal to the difference between the closing price of the call and the exercise price, multiplied by a specified multiple that determines the total value of the call for each point of difference. If the value of the underlying investment does not rise above the call price, it is likely that the call will lapse without being exercised. In that case the Fund would keep the cash premium.

         The Funds' custodian bank, or a securities depository acting for the custodian bank, will act as the Funds' escrow agent, through the facilities of the Options Clearing Corporation ("OCC"), as to the investments on which the Funds have written calls traded on exchanges or as to other acceptable escrow securities. In that way, no margin will be required for such transactions. OCC will release the securities on the expiration of the option or when the Funds enter into a closing transaction.

         When a Fund writes an over-the-counter ("OTC") option, that Fund will enter into an arrangement with a primary U.S. government securities dealer which will establish a formula price at which the Fund will have the absolute right to repurchase that OTC option. The formula price will generally be based on a multiple of the premium received for the option, plus the amount by which the option is exercisable below the market price of the underlying security (that is, the option is "in the money"). When a Fund writes an OTC option, it will treat as illiquid (for purposes of its restriction on holding illiquid securities) the mark-to-market value of any OTC option it holds, unless the option is subject to a buy-back agreement by the executing broker.

         To terminate its obligation on a call it has written, a Fund may purchase a corresponding call in a "closing purchase transaction." A Fund will then realize a profit or loss, depending upon whether the net of the amount of the option transaction costs and the premium received on the call the Fund wrote is more or less than the price of the call the Fund purchases to close out the transaction. That Fund may realize a profit if the call expires unexercised, because that Fund will retain the underlying security and the premium it received when it wrote the call. Any such profits are considered short-term capital gains for Federal income tax purposes, as are the premiums on lapsed calls. When distributed by a Fund they are taxable as ordinary income. If a Fund cannot effect a closing purchase transaction due to the lack of a market, it will have to hold the callable securities until the call expires or is exercised.

         A Fund may also write calls on a futures contract without owning the futures contract or securities deliverable under the contract. To do so, at the time the call is written, that Fund must cover the call by segregating an equivalent dollar amount of liquid assets. The Fund will segregate additional liquid assets if the value of the segregated assets drops below 100% of the current value of the future. Because of this segregation requirement, in no circumstances would that Fund's receipt of an exercise notice as to that future require that Fund to deliver a futures contract. It would simply put that Fund in a short futures position, which is permitted by the Funds' hedging policies.

                  |_| Writing Put Options. Each Fund can sell put options. A put option on securities gives the purchaser the right to sell, and the writer the obligation to buy, the underlying investment at the exercise price during the option period. The Funds will not write puts if, as a result, more than 50% of the Fund's net assets would be required to be segregated to cover such put options.

         If a Fund writes a put, the put must be covered by segregated liquid assets. The premium the Funds receive from writing a put represents a profit, as long as the price of the underlying investment remains equal to or above the exercise price of the put. However, that Fund also assumes the obligation during the option period to buy the underlying investment from the buyer of the put at the exercise price, even if the value of the investment falls below the exercise price. If a put a Fund has written expires unexercised, that Fund realizes a gain in the amount of the premium less the transaction costs incurred. If the put is exercised, that Fund must fulfill its obligation to purchase the underlying investment at the exercise price. That price will usually exceed the market value of the investment at that time. In that case, that Fund may incur a loss if it sells the underlying investment. That loss will be equal to the sum of the sale price of the underlying investment and the premium received minus the sum of the exercise price and any transaction costs the Fund incurred.

         When writing a put option on a security, to secure its obligation to pay for the underlying security, that Fund will identify as segregated on its records liquid assets with a value equal to or greater than the exercise price of the underlying securities. That Fund therefore forgoes the opportunity of investing the segregated assets or writing calls against those assets.

         As long as a Fund's obligation as the put writer continues, it may be assigned an exercise notice by the broker-dealer through which the put was sold. That notice will require that Fund to take delivery of the underlying security and pay the exercise price. No Fund has control over when it may be required to purchase the underlying security, since it may be assigned an exercise notice at any time prior to the termination of its obligation as the writer of the put. That obligation terminates upon expiration of the put. It may also terminate if, before it receives an exercise notice, that Fund effects a closing purchase transaction by purchasing a put of the same series as it sold. Once a Fund has been assigned an exercise notice, it cannot effect a closing purchase transaction.

         A Fund may decide to effect a closing purchase transaction to realize a profit on an outstanding put option it has written or to prevent the underlying security from being put. Effecting a closing purchase transaction will also permit that Fund to write another put option on the security, or to sell the security and use the proceeds from the sale for other investments. A Fund will realize a profit or loss from a closing purchase transaction depending on whether the cost of the transaction is less or more than the premium received from writing the put option. Any profits from writing puts are considered short-term capital gains for Federal tax purposes, and when distributed by a Fund, is taxable as ordinary income.

         |_| Purchasing Calls and Puts. Each Fund can purchase calls to protect against the possibility that its portfolio will not participate in an anticipated rise in the securities market. When a Fund buys a call (other than in a closing purchase transaction), it pays a premium. That Fund then has the right to buy the underlying investment from a seller of a corresponding call on the same investment during the call period at a fixed exercise price. A Fund benefits only if it sells the call at a profit or if, during the call period, the market price of the underlying investment is above the sum of the call price plus the transaction costs and the premium paid for the call and the Fund exercises the call. If a Fund does not exercise the call or sell it (whether or not at a profit), the call will become worthless at its expiration date. In that case the Fund will have paid the premium but lost the right to purchase the underlying investment.

         A Fund can buy puts whether or not it holds the underlying investment in its portfolio. When a Fund purchases a put, it pays a premium and, except as to puts on indices, has the right to sell the underlying investment to a seller of a put on a corresponding investment during the put period at a fixed exercise price. Buying a put on securities or futures a Fund owns enables that Fund to attempt to protect itself during the put period against a decline in the value of the underlying investment below the exercise price by selling the underlying investment at the exercise price to a seller of a corresponding put. If the market price of the underlying investment is equal to or above the exercise price and, as a result, the put is not exercised or resold, the put will become worthless at its expiration date. In that case the Fund will have paid the premium but lost the right to sell the underlying investment. However, the Fund may sell the put prior to its expiration. That sale may or may not be at a profit.

         When a Fund purchases a call or put on an index or future, it pays a premium, but settlement is in cash rather than by delivery of the underlying investment to the Fund. A gain or loss depends on changes in the index in question (and thus on price movements in the securities market generally) rather than on price movements in individual securities or futures contracts.

         A Fund may buy a call or put only if, after the purchase, the value of all call and put options held by the Fund will not exceed 5% of the Fund's total assets.


                  |_| Buying and Selling Options on Foreign Currencies. A Fund can buy and sell calls and puts on foreign currencies. They include puts and calls that trade on a securities or commodities exchange or in the over-the-counter markets or are quoted by major recognized dealers in such options. A Fund could use these calls and puts to try to protect against declines in the dollar value of foreign securities and increases in the dollar cost of foreign securities the Fund wants to acquire.

         If the Manager anticipates a rise in the dollar value of a foreign currency in which securities to be acquired are denominated, the increased cost of those securities may be partially offset by purchasing calls or writing puts on that foreign currency. If the Manager anticipates a decline in the dollar value of a foreign currency, the decline in the dollar value of portfolio securities denominated in that currency might be partially offset by writing calls or purchasing puts on that foreign currency. However, the currency rates could fluctuate in a direction adverse to a Fund's position. That Fund will then have incurred option premium payments and transaction costs without a corresponding benefit.

         A call the Fund writes on a foreign currency is "covered" if that Fund owns the underlying foreign currency covered by the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or it can do so for additional cash consideration held in a segregated account by its custodian bank) upon conversion or exchange of other foreign currency held in its portfolio.

         A Fund could write a call on a foreign currency to provide a hedge against a decline in the U.S. dollar value of a security which the Fund owns or has the right to acquire and which is denominated in the currency underlying the option. That decline might be one that occurs due to an expected adverse change in the exchange rate. This is known as a "cross-hedging" strategy. In those circumstances, the Fund covers the option by identifying as segregated on its books liquid assets in an amount equal to the exercise price of the option.

         |_| Risks of Hedging with Options and Futures. The use of hedging instruments requires special skills and knowledge of investment techniques that are different than what is required for normal portfolio management. If the Manager uses a hedging instrument at the wrong time or judges market conditions incorrectly, hedging strategies may reduce a Fund's return. A Fund could also experience losses if the prices of its futures and options positions were not correlated with its other investments.

         A Fund's option activities could affect its portfolio turnover rate and brokerage commissions. The exercise of calls written by the Fund might cause a Fund to sell related portfolio securities, thus increasing its turnover rate. The exercise by a Fund of puts on securities will cause the sale of underlying investments, increasing portfolio turnover. Although the decision whether to exercise a put it holds is within a Fund's control, holding a put might cause that Fund to sell the related investments for reasons that would not exist in the absence of the put.

         A Fund could pay a brokerage commission each time it buys or sells a call, a put or an underlying investment in connection with the exercise of a call or put. Those commissions could be higher on a relative basis than the commissions for direct purchases or sales of the underlying investments. Premiums paid for options are small in relation to the market value of the underlying investments. Consequently, put and call options offer large amounts of leverage. The leverage offered by trading in options could result in a Fund's net asset values being more sensitive to changes in the value of the underlying investment.

         If a covered call written by a Fund is exercised on an investment that has increased in value, that Fund will be required to sell the investment at the call price. It will not be able to realize any profit if the investment has increased in value above the call price.

         An option position may be closed out only on a market that provides secondary trading for options of the same series, and there is no assurance that a liquid secondary market will exist for any particular option. A Fund might experience losses if it could not close out a position because of an illiquid market for the future or option.

         There is a risk in using short hedging by selling futures or purchasing puts on broadly-based indices or futures to attempt to protect against declines in the value of a Fund's portfolio securities. The risk is that the prices of the futures or the applicable index will correlate imperfectly with the behavior of the cash prices of that Fund's securities. For example, it is possible that while a Fund has used a hedging instrument in a short hedge, the market might advance and the value of the securities held in the Fund's portfolio might decline. If that occurred, the Fund would lose money on the hedging instrument and also experience a decline in the value of its portfolio securities. However, while this could occur for a very brief period or to a very small degree, over time the value of a diversified portfolio of securities will tend to move in the same direction as the indices upon which the hedging instrument is based.

         The risk of imperfect correlation increases as the composition of a Fund's portfolio diverges from the securities included in the applicable index. To compensate for the imperfect correlation of movements in the price of the portfolio securities being hedged and movements in the price of the hedging instruments, a Fund may use hedging instruments in a greater dollar amount than the dollar amount of portfolio securities being hedged. It might do so if the historical volatility of the prices of the portfolio securities being hedged are more than the historical volatility of the applicable index.

         The ordinary spreads between prices in the cash and futures markets are subject to distortions, due to differences in the nature of those markets. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion. Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities markets. Therefore, increased participation by speculators in the futures market may cause temporary price distortions.

         A Fund can use hedging instruments to establish a position in the securities markets as a temporary substitute for the purchase of individual securities (long hedging) by buying futures and/or calls on such futures, broadly-based indices or on securities. It is possible that when a Fund does so the market might decline. If that Fund then concludes not to invest in securities because of concerns that the market might decline further or for other reasons, the Fund will realize a loss on the hedging instruments that is not offset by a reduction in the price of the securities purchased.

         |_| Forward Contracts. Forward contracts are foreign currency exchange contracts. They are used to buy or sell foreign currency for future delivery at a fixed price. A Fund uses them to "lock in" the U.S. dollar price of a security denominated in a foreign currency that the Fund has bought or sold, or to protect against possible losses from changes in the relative values of the U.S. dollar and a foreign currency. A Fund limits its exposure in foreign currency exchange contracts in a particular foreign currency to the amount of its assets denominated in that currency or a closely-correlated currency. A Fund may also use "cross-hedging" where it hedges against changes in currencies other than the currency in which a security it holds is denominated.

         Under a forward contract, one party agrees to purchase, and another party agrees to sell, a specific currency at a future date. That date may be any fixed number of days from the date of the contract agreed upon by the parties. The transaction price is set at the time the contract is entered into. These contracts are traded in the inter-bank market conducted directly among currency traders (usually large commercial banks) and their customers.

         The Funds may use forward contracts to protect against uncertainty in the level of future exchange rates. The use of forward contracts does not eliminate the risk of fluctuations in the prices of the underlying securities a Fund owns or intends to acquire, but it does fix a rate of exchange in advance. Although forward contracts may reduce the risk of loss from a decline in the value of the hedged currency, at the same time they limit any potential gain if the value of the hedged currency increases.

         When a Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, or when it anticipates receiving dividend payments in a foreign currency, the Fund might desire to "lock-in" the U.S. dollar price of the security or the U.S. dollar equivalent of the dividend payments. To do so, that Fund could enter into a forward contract for the purchase or sale of the amount of foreign currency involved in the underlying transaction, in a fixed amount of U.S. dollars per unit of the foreign currency. This is called a "transaction hedge." The transaction hedge will protect the Fund against a loss from an adverse change in the currency exchange rates during the period between the date on which the security is purchased or sold or on which the payment is declared, and the date on which the payments are made or received.

         A Fund could also use forward contracts to lock in the U.S. dollar value of a portfolio position. This is called a "position hedge." When a Fund believes that foreign currency might suffer a substantial decline against the U.S. dollar, it could enter into a forward contract to sell an amount of that foreign currency approximating the value of some or all of the Fund's portfolio securities denominated in that foreign currency. When a Fund believes that the U.S. dollar might suffer a substantial decline against a foreign currency, it could enter into a forward contract to buy that foreign currency for a fixed dollar amount. Alternatively, a Fund could enter into a forward contract to sell a different foreign currency for a fixed U.S. dollar amount if the Fund believes that the U.S. dollar value of the foreign currency to be sold pursuant to its forward contract will fall whenever there is a decline in the U.S. dollar value of the currency in which portfolio securities of the Fund are denominated. That is referred to as a "cross hedge."

         A Fund will cover its short position in these cases by identifying to its custodian bank assets having a value equal to the aggregate amount of the Fund's commitment under forward contracts. No Fund will enter into forward contracts or maintain a net exposure to such contracts if the consummation of the contracts would obligate a Fund to deliver an amount of foreign currency in excess of the value of that Fund's portfolio securities or other assets denominated in that currency or another currency that is the subject of the hedge.

         The precise matching of the amounts under forward contracts and the value of the securities involved generally will not be possible because the future value of securities denominated in foreign currencies will change as a consequence of market movements between the date the forward contract is entered into and the date it is sold. In some cases the Manager might decide to sell the security and deliver foreign currency to settle the original purchase obligation. If the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver, the Fund might have to purchase additional foreign currency on the "spot" (that is, cash) market to settle the security trade. If the market value of the security instead exceeds the amount of foreign currency the Fund is obligated to deliver to settle the trade, the Fund might have to sell on the spot market some of the foreign currency received upon the sale of the security. There will be additional transaction costs on the spot market in those cases.

         The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Forward contracts involve the risk that anticipated currency movements will not be accurately predicted, causing a Fund to sustain losses on these contracts and to pay additional transactions costs. The use of forward contracts in this manner might reduce a Fund's performance if there are unanticipated changes in currency prices to a greater degree than if a Fund had not entered into such contracts.

         At or before the maturity of a forward contract requiring a Fund to sell a currency, the Fund might sell a portfolio security and use the sale proceeds to make delivery of the currency. In the alternative a Fund might retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract. Under that contract a Fund will obtain, on the same maturity date, the same amount of the currency that it is obligated to deliver. Similarly, a Fund might close out a forward contract requiring it to purchase a specified currency by entering into a second contract entitling it to sell the same amount of the same currency on the maturity date of the first contract. The Fund would realize a gain or loss as a result of entering into such an offsetting forward contract under either circumstance. The gain or loss will depend on the extent to which the exchange rate or rates between the currencies involved moved between the execution dates of the first contract and offsetting contract.

         The costs to a Fund of engaging in forward contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because forward contracts are usually entered into on a principal basis, no brokerage fees or commissions are involved. Because these contracts are not traded on an exchange, a Fund must evaluate the credit and performance risk of the counterparty under each forward contract.

         Although a Fund values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. Funds may convert foreign currency from time to time, and will incur costs in doing so. Foreign exchange dealers do not charge a fee for conversion, but they do seek to realize a profit based on the difference between the prices at which they buy and sell various currencies. Thus, a dealer might offer to sell a foreign currency to a Fund at one rate, while offering a lesser rate of exchange if the Fund desires to resell that currency to the dealer.


         |_| Regulatory Aspects of Hedging Instruments. When using futures and options on futures, the Funds are required to operate within certain guidelines and restrictions with respect to the use of futures as established by the Commodities Futures Trading Commission (the "CFTC"). In particular, a Fund is exempted from registration with the CFTC as a "commodity pool operator" if the Fund complies with the requirements of Rule 4.5 adopted by the CFTC. The Rule does not limit the percentage of a Fund's assets that may be used for futures margin and related options premiums for a bona fide hedging position. However, under the Rule, a Fund must limit its aggregate initial futures margin and related options premiums to not more than 5% of the Funds' net assets for hedging strategies that are not considered bona fide hedging strategies under the Rule.

         Transactions in options by a Fund are subject to limitations established by the option exchanges. The exchanges limit the maximum number of options that may be written or held by a single investor or group of investors acting in concert. Those limits apply regardless of whether the options were written or purchased on the same or different exchanges or are held in one or more accounts or through one or more different exchanges or through one or more brokers. Thus, the number of options that a Fund may write or hold may be affected by options written or held by other entities, including other investment companies having the same advisor as that Fund (or an adviser that is an affiliate of the Funds' advisor). The exchanges also impose position limits on futures transactions. An exchange may order the liquidation of positions found to be in violation of those limits and may impose certain other sanctions.

         Under the Investment Company Act, when a Fund purchases a future, it must identify as segregated on its records liquid assets in an amount equal to the market value of the securities underlying the future, less the margin deposit applicable to it.

         |_| Tax Aspects of Certain Hedging Instruments. Certain foreign currency exchange contracts are treated as "Section 1256 contracts" under the Internal Revenue Code. In general, gains or losses relating to Section 1256 contracts are characterized as 60% long-term and 40% short-term capital gains or losses under the Code. However, foreign currency gains or losses arising from
Section 1256 contracts that are forward contracts generally are treated as ordinary income or loss. In addition, Section 1256 contracts held by the Funds at the end of each taxable year are "marked-to-market," and unrealized gains or losses are treated as though they were realized. These contracts also may be marked-to-market for other purposes under rules prescribed pursuant to the Internal Revenue Code. An election can be made by a Fund to exempt those transactions from this marked-to-market treatment.

         Certain forward contracts a Fund enters into may result in "straddles" for Federal income tax purposes. The straddle rules may affect the character and timing of gains (or losses) recognized by that Fund on straddle positions. Generally, a loss sustained on the disposition of a position making up a straddle is allowed only to the extent that the loss exceeds any unrecognized gain in the offsetting positions making up the straddle. Disallowed loss is generally allowed at the point where there is no unrecognized gain in the offsetting positions making up the straddle, or the offsetting position is disposed of.

         Under the Internal Revenue Code, the following gains or losses are treated as ordinary income or loss:



(1) gains or losses attributable to fluctuations in exchange rates that occur between the time a Fund accrues interest or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time that Fund actually collects such receivables or pays such liabilities, and
(2) gains or losses attributable to fluctuations in the value of a foreign currency between the date of acquisition of a debt security denominated in a foreign currency or foreign currency forward contracts and the date of disposition.

         Currency gains and losses are offset against market gains and losses on each trade before determining a net "Section 988" gain or loss under the Internal Revenue Code for that trade, which may increase or decrease the amount of a Fund's investment income available for distribution to its shareholders.

         |X| Temporary Defensive Investments. When market conditions are unstable, or the Manager believes it is otherwise appropriate to reduce holdings in stocks, the Funds can invest in a variety of debt securities for defensive purposes. The Funds can also purchase these securities for liquidity purposes to meet cash needs due to the redemption of Fund shares, or to hold while waiting to reinvest cash received from the sale of other portfolio securities. The Funds can buy:

     |_| obligations issued or guaranteed by the U. S. government or its instrumentalities or agencies,

     |_| commercial paper (short-term, unsecured, promissory notes of domestic or foreign companies) rated in the three top rating categories of a nationally recognized rating organization,

|_| short-term debt obligations of corporate issuers, rated investment grade (rated at least Baa by Moody's or at least BBB by Standard & Poor's or a comparable rating by another rating organization), or unrated securities judged by the Manager to have a comparable quality to rated securities in those categories,

     |_| certificates of deposit and bankers' acceptances of domestic and foreign banks having total assets in excess of $1 billion, and

|_|      repurchase agreements.

         Short-term debt securities would normally be selected for defensive or cash management purposes because they can normally be disposed of quickly, are not generally subject to significant fluctuations in principal value and their value will be less subject to interest rate risk than longer-term debt securities.

         Money Fund/VA Investment Policies. Under Rule 2a-7, Money Fund/VA may purchase only "Eligible Securities," as defined below, that the Manger, under procedures approved by the Trust's Board of Trustees, has determined have minimal credit risk. An "Eligible Security" is (a) a security that has received a rating in one of the two highest short-term rating categories by any two "nationally-recognized statistical rating organizations" as defined in Rule 2a-7 ("Rating Organizations"), or, if only one Rating Organization has rated that security, by that Rating Organization (the "Rating Requirements"), (b) a security that is guaranteed, and either that guarantee or the party providing that guarantee meets the Rating Requirements, or (c) an unrated security that is either issued by an issuer having another similar security that meets the Rating Requirements, or is judged by the Manager to be of comparable quality to investments that meet the Rating Requirements. Rule 2a-7 permits Money Fund/VA to purchase "First Tier Securities," which are Eligible Securities rated in the highest category for short-term debt obligations by at least two Rating Organizations, or, if only one Rating Organization has rated a particular security, by that Rating Organization, or comparable unrated securities.

         If a security's rating is downgraded, the Manager and/or the Board may have to reassess the security's credit risk. If a security has ceased to be a First Tier Security, the Manager will promptly reassess whether the security continues to present "minimal credit risk." If the Manager becomes aware that any Rating Organization has downgraded its rating of a Second Tier Security or rated an unrated security below its second highest rating category, the Trust's Board of Trustees shall promptly reassess whether the security presents minimal credit risk and whether it is in Money Fund/VA's best interests to dispose of it.


         If Money Fund/VA disposes of the security within 5 days of the Manager learning of the downgrade, the Manager will provide the Board with subsequent notice of such downgrade. If a security is in default, or ceases to be an Eligible Security, or is determined no longer to present minimal credit risks, the Manager will dispose of the security as soon as practicable, absent a determination by the Board that disposal of the security would not be in Money Fund/VA's best interests. In making that determination, the Board may take into consideration default insurance coverage that Money Fund shares with other money market funds managed by the Manager and an affiliate. If such coverage is available for a portion of the loss caused by the default and the security can only be sold at a depressed price, the Board may determine it is in Money Fund/VA's best interests not to sell that defaulted security. In that case, retention of the security would not violate Rule 2a-7. Due to coverage limits, exclusions and deductibles, there can be no assurance of the adequacy or availability of insurance coverage in the event a security is in default.

         The Rating Organizations currently designated as such by the Securities and Exchange Commission ("SEC") are Standard & Poor's, Moody's, Fitch, and Thomson BankWatch, Inc. See Appendix A to this Statement of Additional Information for a description of the rating categories of the Rating Organizations.


         Certificates of Deposit and Commercial Paper. Money Fund/VA may invest in certificates of deposit of up to $100,000 of a domestic bank if such certificates of deposit are fully insured as to principal by the Federal Deposit Insurance Corporation. For purposes of this section, the term "bank" includes commercial banks, savings banks, and savings and loan associations and the term "foreign bank" includes foreign branches of U.S. banks (issuers of "Eurodollar" instruments), U.S. branches and agencies of foreign banks (issuers of "Yankee dollar" instruments) and foreign branches of foreign banks. Money Fund/VA also may purchase obligations issued by other entities if they are: (i) guaranteed as to principal and interest by a bank or corporation whose certificates of deposit or commercial paper may otherwise be purchased by Money Fund/VA, or
              (ii) subject to repurchase agreements (explained in the prospectus), if the collateral for the agreement complies with Rule 2a-7.

         Bank Loan Participation Agreements. Money Fund/VA may invest in bank loan participation agreements. They provide the Fund with an undivided interest in a loan made by the issuing bank in the proportion the Fund's interest bears to the total principal amount of the loan. In evaluating the risk of these investments, the Fund looks to the creditworthiness of the borrower that is obligated to make principal and interest payments on the loan.

         Time Deposits. Money Fund/VA may invest in fixed time deposits, which are non-negotiable deposits in a bank for a specified period of time at a stated interest rate, whether or not subject to withdrawal penalties; however, such deposits which are subject to such penalties, other than deposits maturing in less than 7 days, are subject to the 10% limitation applicable to illiquid securities purchased by Money Fund/VA.

         Floating Rate/Variable Rate Notes. Money Fund/VA may invest in instruments with floating or variable interest rates. The interest rate on a floating rate obligation is based on a stated prevailing market rate, such as a bank's prime rate, the 90-day U.S. Treasury Bill rate, the rate of return on commercial paper or bank certificates of deposit, or some other standard, and is adjusted automatically each time such market rate is adjusted. The interest rate on a variable rate obligation is also based on a stated prevailing market rate but is adjusted automatically at a specified interval of no less than one year. Some variable rate or floating rate obligations in which Money Fund/VA may invest have a demand feature entitling the holder to demand payment at an amount approximately equal to the principal amount thereof plus accrued interest at any time, or at specified intervals not exceeding one year. These notes may or may not be backed by bank letters of credit. The interest rates on these notes fluctuate from time to time. Generally, the changes in the interest rate on such securities reduce the fluctuation in their market value. As interest rates decrease or increase, the potential for capital appreciation or depreciation is less than that for fixed-rate obligations of the same maturity.


         Master Demand Notes. Master demand notes are corporate obligations that permit the investment of fluctuating amounts by Money Fund/VA at varying rates of interest pursuant to direct arrangements between Money Fund/VA, as lender, and the corporate borrower that issues the note. These notes permit daily changes in the amounts borrowed. Money Fund/VA has the right to increase the amount under the note at any time up to the full amount provided by the note agreement, or to decrease the amount. The borrower may repay up to the full amount of the note at any time without penalty. It is not generally contemplated that master demand notes will be traded because they are direct lending arrangements between the lender and the borrower. There is no secondary market for these notes, although they are redeemable and thus immediately repayable by the borrower at face value, plus accrued interest, at any time. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, Money Fund/VA's right to redeem is dependent upon the ability of the borrower to pay principal and interest on demand. In evaluating the master demand arrangements, the Manager considers the earning power, cash flow, and other liquidity ratios of the issuer. If they are not rated by Rating Organizations, Money Fund/VA may invest in them only if, at the time of an investment, they are Eligible Securities. The Manager will continuously monitor the borrower's financial ability to meet all of its obligations because Money Fund/VA's liquidity might be impaired if the borrower were unable to pay principal and interest on demand. There is no limit on the amount of the Money Fund/VA's assets that may be invested in floating rate and variable rate obligations. Floating rate or variable rate obligations which do not provide for recovery of principal and interest within seven days' notice will be subject to the 10% limitation applicable to illiquid securities purchased by Money Fund/VA.

 Investment Restrictions

         |X| What Are "Fundamental Policies?" Fundamental policies are those policies that the Fund has adopted to govern its investments that can be changed only by the vote of a "majority" of the Fund's outstanding voting securities. Under the Investment Company Act, a "majority" vote is defined as the vote of the holders of the lesser of:

         |_| 67% or more of the shares present or represented by proxy at a shareholder meeting, if the holders of more than 50% of the outstanding shares are present or represented by proxy, or

     |_| more than 50% of the outstanding shares.

         The Funds' investment objectives are fundamental policies. Other policies described in the Prospectus or this Statement of Additional Information are "fundamental" only if they are identified as such. The Funds' Board of Trustees can change non-fundamental policies without shareholder approval. However, significant changes to investment policies will be described in supplements or updates to the Prospectus or this Statement of Additional Information, as appropriate. The Funds' most significant investment policies are described in the Prospectus.

     |X| Do the Funds Have Additional Fundamental Policies? The following investment restrictions are fundamental policies of the Funds.


         |_| No Fund can buy securities issued or guaranteed by any one issuer if (i) more than 5% of its total assets would be invested in securities of that issuer or (ii) it would then own more than 10% of that issuer's voting securities, or (iii) it would then own more than 10% in principal amount of that issuer's outstanding debt securities. The restriction on debt securities does not apply to Strategic Bond Fund/VA. All of the restrictions apply only to 75% of each Fund's total assets. The limits do not apply to securities issued by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies.

         |_| The Funds cannot make loans except (a) through lending of securities, (b) through the purchase of debt instruments or similar evidences of indebtedness, (c) through an interfund lending program with other affiliated funds, and (d) through repurchase agreements.


         |_| The Funds cannot concentrate investments. That means they cannot invest 25% or more of their total assets in companies in any one industry. Obligations of the U.S. government, its agencies and instrumentalities are not considered to be part of an "industry" for the purposes of this restriction. This policy does not limit investments by Money Fund/VA in obligations issued by banks.

         |_| The Funds cannot buy or sell real estate or interests in real estate. However, the Funds can purchase debt securities secured by real estate or interests in real estate, or issued by companies, including real estate investment trusts, which invest in real estate or interests in real estate.

         |_| The Funds cannot underwrite securities of other companies. A permitted exception is in case a Fund is deemed to be an underwriter under the Securities Act of 1933 when reselling any securities held in its own portfolio.


         |_| The Funds cannot invest in commodities or commodity contracts, other than the hedging instruments permitted by any of its other fundamental policies. It does not matter whether the hedging instrument is considered to be a commodity or commodity contract.

         |_| The Funds cannot issue "senior securities," but this does not prohibit certain investment activities for which assets of the Funds are designated as segregated, or margin, collateral or escrow arrangements are established, to cover the related obligations. Examples of those activities include borrowing money, reverse repurchase agreements, delayed-delivery and when-issued arrangements for portfolio securities transactions, and contracts to buy or sell derivatives, hedging instruments, options or futures.


         |_| The Funds cannot borrow money in excess of 33-1/3% of the value of that Fund's total assets. The Funds may borrow only from banks and/or affiliated investment companies. With respect to this fundamental policy, the Funds can borrow only if they maintain a 300% ratio of assets to borrowings at all times in the manner set forth in the Investment Company Act of 1940.

         Unless the Prospectus or this Statement of Additional Information states that a percentage restriction applies on an ongoing basis, it applies only at the time the Fund makes an investment. The Fund need not sell securities to meet the percentage limits if the value of the investment increases in proportion to the size of the Fund.

         For purposes of the Funds' policy not to concentrate its investments as described above, the Funds have adopted the industry classifications set forth in Appendix B to this Statement of Additional Information. This is not a fundamental policy.

How the Funds Are Managed


Organization and History. Each Fund is an investment portfolio, or "series" of Oppenheimer Variable Account Funds (the "Trust"), a multi-series open-end diversified management investment company organized as a Massachusetts business trust that presently includes ten series. Money Fund/VA, Bond Fund/VA and Capital Appreciation Fund/VA were all organized in 1983, High Income Fund/VA, Aggressive Growth Fund/VA and Multiple Strategies Fund/VA, were all organized in 1986, Global Securities Fund/VA was organized in 1990, Strategic Bond Fund/VA was organized in 1993, Main Street Growth & Income Fund/VA was organized in 1995, and Main Street Small Cap Fund/VA was organized in 1998. Prior to May 1, 2001, Oppenheimer Main Street Small Cap Fund was named "Oppenheimer Small Cap Growth Fund." The suffix "VA" was added to each Fund's name on May 1, 1999. Prior to that date, Oppenheimer Capital Appreciation Fund/VA was named "Oppenheimer Growth Fund," and Oppenheimer Main Street Growth & Income Fund/VA was named "Oppenheimer Growth & Income Fund." Prior to May 1, 1998, Oppenheimer Aggressive Growth Fund/VA was named "Oppenheimer Capital Appreciation Fund." All references to the Fund's Board of Trustees and Officers refer to the Trustees and Officers, respectively, of Oppenheimer Variable Account Funds.


         The Funds are governed by a Board of Trustees, which is responsible for protecting the interests of shareholders under Massachusetts law. The Trustees meet periodically throughout the year to oversee the Funds' activities, review their performance, and review the actions of the Manager. Although the Funds will not normally hold annual meetings of its shareholders, they may hold shareholder meetings from time to time on important matters, and shareholders have the right to call a meeting to remove a Trustee or to take other action described in the Declaration of Trust of Oppenheimer Variable Account Funds.


                  |X| Classes of Shares. The Board of Trustees has the power, without shareholder approval, to divide unissued shares of any Fund into two or more classes. The Board has done so, and each Fund currently has two classes of shares: (1) a class with no specific class name, and (2) "Service shares," which are subject to a distribution and service plan, described under that heading below. All classes invest in the same investment portfolio. Each class of shares:

o        has its own dividends and distributions,

o        pays certain expenses which may be different for the different classes,

o        may have a different net asset value,

     o may have separate voting rights on matters in which interests of one class are different from interests of another class, and

o        votes as a class on matters that affect that class alone.

         Shares are freely transferable, and each share of each class has one vote at shareholder meetings, with fractional shares voting proportionally on matters submitted to the vote of shareholders. Each share of each Fund represents an interest in that Fund proportionately equal to the interest of each other share of the same class.


         The Trustees are authorized to create new series and classes of shares. The Trustees also have the authority to terminate the Trust or a series or class of shares. The Trustees may reclassify unissued shares of the Funds into additional series or classes of shares. The Trustees also may divide or combine the shares of a class into a greater or lesser number of shares without changing the proportionate beneficial interest of a shareholder in the Funds. Shares do not have cumulative voting rights or preemptive or subscription rights. Shares may be voted in person or by proxy at shareholder meetings.


         |X| Meetings of Shareholders. As a Massachusetts business trust, the Funds are not required to hold, and do not plan to hold, regular annual meetings of shareholders. The Funds will hold meetings when required to do so by the Investment Company Act or other applicable law. They will also do so when a shareholder meeting is called by the Trustees or upon proper request of the shareholders.

         Shareholders have the right, upon the declaration in writing or vote of two-thirds of the outstanding shares of all the Funds, to remove a Trustee. The Trustees will call a meeting of shareholders to vote on the removal of a Trustee upon the written request of the record holders of 10% of all outstanding shares. If the Trustees receive a request from at least 10 shareholders stating that they wish to communicate with other shareholders to request a meeting to remove a Trustee, the Trustees will then either make the shareholder list available to the applicants or mail their communication to all other shareholders at the applicants' expense. The shareholders making the request must have been shareholders for at least six months and must hold shares of the Funds valued at $25,000 or more or constituting at least 1% of the Funds' outstanding shares, whichever is less. The Trustees may also take other action as permitted by the Investment Company Act.

         |X| Shareholder and Trustee Liability. The Declaration of Trust contains an express disclaimer of shareholder or Trustee liability for the Funds' obligations. It also provides for indemnification and reimbursement of expenses out of a Fund's property for any shareholder held personally liable for its obligations. The Declaration of Trust also states that upon request, a Fund shall assume the defense of any claim made against a shareholder for any act or obligation of the Fund and shall satisfy any judgment on that claim. Massachusetts law permits a shareholder of a business trust (such as the Trust) to be held personally liable as a "partner" under certain circumstances. However, the risk that a Fund shareholder will incur financial loss from being held liable as a "partner" of the Fund is limited to the relatively remote circumstances in which a Fund would be unable to meet its obligations.

         The Funds' contractual arrangements state that any person doing business with the Funds (and each shareholder of the Funds) agrees under its Declaration of Trust to look solely to the assets of the Fund for satisfaction of any claim or demand that may arise out of any dealings with that Fund. Additionally, the Trustees shall have no personal liability to any such person, to the extent permitted by law.

Trustees and Officers of the Funds. The Trustees and officers of the Funds, and their principal occupations and business affiliations during the past five years are listed below. Trustees denoted with an asterisk (*) below are deemed to be "interested persons" of the Funds under the Investment Company Act. All of the Trustees are also trustees, directors or managing general partners of the following Denver-based Oppenheimer funds1:


Oppenheimer Cash Reserves               Oppenheimer Strategic Income Fund
Oppenheimer Champion Income Fund        Oppenheimer Senior Floating Rate Fund
Oppenheimer Capital Income Fund         Panorama Series Fund, Inc.
Oppenheimer High Yield Fund             Centennial America Fund, L. P.
Oppenheimer International Bond Fund     Centennial California Tax Exempt Trust
Oppenheimer Integrity Funds             Centennial Government Trust
Oppenheimer Limited-Term
         Government Fund                Centennial Money Market Trust
Oppenheimer Main Street Funds, Inc.     Centennial New York Tax Exempt Trust
Oppenheimer Main Street Opportunity
        Fund                            Centennial Tax Exempt Trust
Oppenheimer Main Street Small Cap Fund
Oppenheimer Municipal Fund
Oppenheimer Real Asset Fund
Oppenheimer Select Managers

     Ms. Macaskill and Messrs. Swain, Bishop, Donohue, Farrar and Zack, who are officers of the Fund, respectively hold the same offices with the other Denver-based Oppenheimer funds. As of March 31, 2001, the Trustees and officers of the Fund as a group did not beneficially own any shares of any Fund.


William L. Armstrong, Trustee, Age: 63.
6803 South Tucson Way, Englewood, Colorado 80112
Chairman of the following private mortgage banking companies: Cherry Creek Mortgage Company (since 1991), Centennial State Mortgage Company (since 1994), The El Paso Mortgage Company (since 1993), Transland Financial Services, Inc. (since 1997); Chairman of the following private companies: Frontier Real Estate, Inc. (residential real estate brokerage) (since 1994), Frontier Title (title insurance agency) (since 1995) and Great Frontier Insurance (insurance agency) (since 1995); and Ambassador Media Corporation (since 1984); Director of the following public companies: Storage Technology Corporation (computer equipment company) (since 1991), Helmerich & Payne, Inc. (oil and gas drilling/production company) (since 1992), UNUMProvident (insurance company) (since 1991); formerly Director of International Family Entertainment (television channel) (1992 -
1997) and Natec Resources, Inc. (air pollution control equipment and services company) (1991 - 1995), Frontier Real Estate, Inc. (residential real estate brokerage) (1994 - 1999) and Frontier Title (title insurance company) (1995 -
1999); formerly a U.S. Senator (January 1979 - January 1991).

Robert G. Avis*, Trustee, Age: 69.
6803 South Tucson Way, Englewood, Colorado 80112
Director and President of A.G. Edwards Capital, Inc. (General Partner of private equity funds), formerly, until March 2000, Chairman, President and Chief Executive Officer of A.G. Edwards Capital, Inc.; formerly, until March 1999, Vice Chairman and Director of A.G. Edwards and Vice Chairman of A.G. Edwards & Sons, Inc. (its brokerage company subsidiary); until March 1999, Chairman of A.G. Edwards Trust Company and A.G.E. Asset Management (investment advisor); until March 2000, a Director of A.G. Edwards & Sons and A.G. Edwards Trust Company.

George C. Bowen, Trustee, Age: 64.
6803 South Tucson Way, Englewood, Colorado 80112
Formerly (until April 1999) Mr. Bowen held the following positions: Senior Vice President (from September 1987) and Treasurer (from March 1985) of the Manager; Vice President (from June 1983) and Treasurer (since March 1985) of OppenheimerFunds, Distributor Inc., a subsidiary of the Manager and the Fund's Distributor; Senior Vice President (since February 1992), Treasurer (since July
1991) Assistant Secretary and a director (since December 1991) of Centennial Asset Management Corporation; Vice President (since October 1989) and Treasurer (since April 1986) of HarbourView Asset Management Corporation; President, Treasurer and a director of Centennial Capital Corporation (since June 1989); Vice President and Treasurer (since August 1978) and Secretary (since April
1981) of Shareholder Services, Inc.; Vice President, Treasurer and Secretary of Shareholder Financial Services, Inc. (since November 1989); Assistant Treasurer of Oppenheimer Acquisition Corp. (since March 1998); Treasurer of Oppenheimer Partnership Holdings, Inc. (since November 1989); Vice President and Treasurer of Oppenheimer Real Asset Management, Inc. (since July 1996); Treasurer of OppenheimerFunds International Ltd. and Oppenheimer Millennium Funds plc (since October 1997).


Edward L. Cameron, Trustee, Age: 62.
6803 South Tucson Way, Englewood, Colorado 80112
Formerly (from 1974-1999) a partner with PricewaterhouseCoopers LLC (an accounting firm) and Chairman, Price Waterhouse LLP Global Investment Management Industry Services Group (from 1994-1998).


Jon S. Fossel, Trustee, Age: 59.
6803 South Tucson Way, Englewood, Colorado 80112
Formerly (until October 1995) Chairman and a director of the Manager, President and a director of Oppenheimer Acquisition Corp., Shareholder Services, Inc. and Shareholder Financial Services, Inc

Sam Freedman, Trustee, Age: 60.
6803 South Tucson Way, Englewood, Colorado 80112
Formerly (until October 1994) Chairman and Chief Executive Officer of OppenheimerFunds Services, Chairman, Chief Executive Officer and a director of Shareholder Services, Inc., Chairman, Chief Executive Officer and director of Shareholder Financial Services, Inc., Vice President and director of Oppenheimer Acquisition Corp. and a director of OppenheimerFunds, Inc.

C. Howard Kast, Trustee, Age: 79.
6803 South Tucson Way, Englewood, Colorado 80112
Formerly Managing Partner of Deloitte, Haskins & Sells (an accounting firm).

Robert M. Kirchner, Trustee, Age: 79.
6803 South Tucson Way, Englewood, Colorado 80112
President of The Kirchner Company (management consultants).

F. William Marshall, Jr., Age: 58.
6803 South Tucson Way, Englewood, Colorado 80112
Formerly (until 1999) Chairman of SIS & Family Bank, F.S.B. (formerly SIS Bank); President, Chief Executive Officer and Director of SIS Bankcorp., Inc. and SIS Bank (formerly Springfield Institution for Savings) (1993-1999); Executive Vice President (until 1999) of Peoples Heritage Financial Group, Inc.; Chairman and Chief Executive Office of Bank of Ireland First Holdings, Inc. and First New Hampshire Banks (1990-1993); Trustee (since 1996) of MassMutual Institutional Funds and of MML Series Investment Fund (open-end investment companies).

James C. Swain*, Chairman, Chief Executive Officer and Trustee, Age: 67.
6803 South Tucson Way, Englewood, Colorado 80112
Vice Chairman of the Manager (since September 1988); formerly President and a director of Centennial Asset Management Corporation, a wholly-owned subsidiary of the Manager and Chairman of the Board of Shareholder Services, Inc., a transfer agent subsidiary of the Manager.

Bridget A. Macaskill*, President and Trustee; Age: 52.
Two World Trade Center, New York, New York 10048-0203
Chairman (since August 2000), Chief Executive Officer (since September 1995) and a director (since December 1994) of the Manager; President (since September
1995) and a director (since October 1990) of Oppenheimer Acquisition Corp., the Manager's parent holding company; President, Chief Executive Officer and a director (since March 2000) of OFI Private Investments, Inc., an investment adviser subsidiary of the Manager; Chairman and a director of Shareholder Services, Inc. (since August 1994) and Shareholder Financial Services, Inc. (since September 1995), transfer agent subsidiaries of the Manager; President (since September 1995) and a director (since November 1989) of Oppenheimer Partnership Holdings, Inc., a holding company subsidiary of the Manager; President and a director (since October 1997) of OppenheimerFunds International Ltd., an offshore fund management subsidiary of the Manager and of Oppenheimer Millennium Funds plc; a director of HarbourView Asset Management Corporation (since July 1991) and of Oppenheimer Real Asset Management, Inc. (since July
1996), investment adviser subsidiaries of the Manager; a director (since April
2000) of OppenheimerFunds Legacy Program, a charitable trust program established by the Manager; a director of Prudential Corporation plc (a U.K. financial service company); President and a trustee of other Oppenheimer funds; formerly President of the Manager (June 1991 - August 2000).

Charles Albers, Vice President and Portfolio Manager, Age: 60.
Two World Trade Center, New York, New York 10048-0203
Senior Vice President (since April 1998) of the Manager; a Certified Financial Analyst; an officer and portfolio manager of other Oppenheimer funds; formerly a Vice President and portfolio manager for Guardian Investor Services, the investment management subsidiary of The Guardian Life Insurance Company (1972 - April 1998).

Bruce Bartlett, Vice President and Portfolio Manager, Age: 51.
Two World Trade Center, New York, New York 10048-0203
Senior Vice President (since January 1999) of the Manager; an officer and portfolio manager of other Oppenheimer funds; prior to joining the Manager in April 1995, he was a Vice President and Senior Portfolio Manager at First of America Investment Corp. (September 1986 - April 1995).

George Evans, Vice President and Portfolio Manager, Age: 43
Two World Trade Center, new York, New York 10048-0203
Vice President of the Manager (since October 1993) and of HarbourView Asset Management Corporation (since July 1994); an officer and portfolio manager of other Oppenheimer funds.

Raymond J. Kalinowski, Trustee, Age: 71.
44 Portland Drive, St. Louis, Missouri 63131
Formerly a director of Wave Technologies International, Inc. (a computer products training company), self-employed consultant (securities matters).

John S. Kowalik, Vice President and Portfolio Manager, Age: 43.
Two World Trade Center, New York, New York 10048-0203
Senior Vice President of the Manager (since July 1998) and of HarbourView Asset Management Corporation (since April 2000); an officer and portfolio manager of other Oppenheimer funds; formerly Managing Director and Senior Portfolio Manager at Prudential Global Advisors (June 1989 - June 1998).

Michael S. Levine, Vice President and Portfolio Manager, Age: 35.
Two World Trade Center, New York, New York 10048-0203
Vice President (since June 1998) of the Manager; an officer and portfolio manager of other Oppenheimer funds; formerly Assistant Vice President and Portfolio Manager of the Manager (April 1996 - June 1998); prior to joining the Manager in June 1994, he was a portfolio manager and research associate for Amas Securities, Inc. (February 1990 - February 1994).


Nikolaos D. Monoyios, Vice President and Portfolio Manager, Age: 51.
Two World Trade Center, New York, New York 10048-0203
Vice President of the Manager (since April 1998); an officer and portfolio manager of other Oppenheimer funds; a Certified Financial Analyst; formerly a Vice President and portfolio manager for Guardian Investor Services, the investment management subsidiary of The Guardian Life Insurance Company (1979 - March 1998).

David P. Negri, Vice President and Portfolio Manager, Age: 46.
Two World Trade Center, New York, New York 10048-0203
Senior Vice President of the Manager (since May 1998) and of HarbourView Asset Management Corporation (since April 1999); an officer and portfolio manager of other Oppenheimer funds; formerly Vice President of the Manager (July 1988 - May
1998).

Jane Putnam, Vice President and Portfolio Manager, Age: 40.
Two World Trade Center, New York, New York 10048-0203
Vice President of the Manager (since October 1995); an officer and portfolio manager of other Oppenheimer fund; before joining the Manager in May 1994, she was a portfolio manager and equity research analyst for Chemical Bank (June 1989
- May 1994).

Thomas P. Reedy, Vice President and Portfolio Manager, Age: 39.
Two World Trade Center, New York, New York 10048-0203
Vice President of the Manager (since June 1993) and of HarbourView Asset Management Corporation (since April 1999); an officer and portfolio manager of other Oppenheimer funds.

Richard H. Rubinstein, Vice President and Portfolio Manager, Age: 52.
Two World Trade Center, New York, New York 10048-0203
Senior Vice President (since October 1995) of the Manager; an officer and portfolio manager of another Oppenheimer fund; formerly a Vice President of the Manager (June 1990 - October 1995).

Arthur P. Steinmetz, Vice President and Portfolio Manager, Age: 42.
Two World Trade Center, New York, New York 10048-0203
Senior Vice President of the Manager (since March 1993) and of HarbourView Asset Management Corporation (since March 2000); an officer and portfolio manager of other Oppenheimer funds.

Susan Switzer, Vice President and Portfolio Manager, Age:  34
Two World Trade Center, New York, New York 10048-0203
Vice President of the Manager since December 2000; Assistant Vice President of the Manager from December 1997 to December 2000. Prior to joining the Manager, she was a portfolio manager at Neuberger Berman from November 1994 to November 1997.

James F. Turner, II, Vice President and Portfolio Manager, Age: 34.
Two World Trade Center, New York, New York 10048-0203
Vice President and Portfolio Manager of the Manager since March 26, 2001; portfolio manager for Technology Crossover Ventures (May 2000 - March 2001); Assistant Vice President and Associate Portfolio Manager of the Manager (August 1999 - May 2000); securities analyst for the Manager (October 1996 - August
1999); and a securities analyst with First America Investment Company (May 1994
- October 1996).

William L. Wilby, Vice President and Portfolio Manager, Age: 56.
Two World Trade Center, New York, New York 10048-0203
Senior Vice President of the Manager (since July 1994) and of HarbourView Asset Management Corporation (since May 1999); Senior Investment Officer, Director of International Equities (since May 2000) of the Manager; an officer and portfolio manager of other Oppenheimer funds; formerly Vice President of the Manager (October 1991- July 1994) and of HarbourView Asset Management Corporation (June 1992 - May 1999).

Carol E. Wolf, Vice President and Portfolio Manager, Age: 49.
6803 South Tucson Way, Englewood, Colorado 80112
Senior Vice President (since June 2000) of the Manager and of Centennial Asset Management Corporation; an officer and portfolio manager of other Oppenheimer funds; formerly Vice President of the Manager (June 1990 - June 2000).

Mark Zavanelli, Assistant Vice President and Portfolio Manager; Age: 30.
Two World Trade Center, 34th Floor, New York, New York 10048
Assistant Vice President (since May 1998) of the Manager; a Chartered Financial Analyst; an officer and portfolio manager of another Oppenheimer fund. Prior to joining the Manager in May 1998 he was President of Waterside Capital Management, a registered investment advisor (August 1995 - April 1998) and a financial research analyst for Elder Research (June 1997 - April 1998).

Andrew J. Donohue, Vice President and Secretary, Age: 50.
Two World Trade Center, New York, New York 10048-0203
Executive Vice President (since January 1993), General Counsel (since October
1991) and a director (since September 1995) of the Manager; Executive Vice President (since September 1993) and a director (since January 1992) of OppenheimerFunds Distributor Inc.; Executive Vice President, General Counsel and a director (since September 1995) of HarbourView Asset Management Corporation, Shareholder Services, Inc., Shareholder Financial Services, Inc. and Oppenheimer Partnership Holdings, Inc., of OFI Private Investments, Inc. (since March 2000), and of Oppenheimer Trust Company (since May 2000); President and a director of Centennial Asset Management Corporation (since September 1995) and of Oppenheimer Real Asset Management, Inc. (since July 1996); Vice President and a director (since September 1997) of OppenheimerFunds International Ltd. and Oppenheimer Millennium Funds plc; a director (since April 2000) of OppenheimerFunds Legacy Program; General Counsel (since May 1996) and Secretary (since April 1997) of Oppenheimer Acquisition Corp.; an officer of other Oppenheimer funds.

Brian W. Wixted, Treasurer, Principal Financial and Accounting Officer, Age: 41. 6803 South Tucson Way, Englewood, Colorado 80112

     Senior Vice President and Treasurer (since March 1999) of the Manager; Treasurer (since March 1999) of HarbourView Asset Management Corporation, Shareholder Services, Inc., Oppenheimer Real Asset Management Corporation, Shareholder Financial Services, Inc. and Oppenheimer Partnership Holdings, Inc., of OFI Private Investments, Inc. (since March 2000) and of OppenheimerFunds International Ltd. and Oppenheimer Millennium Funds plc (since May 2000); Treasurer and Chief Financial Officer (since May 2000) of Oppenheimer Trust Company; Assistant Treasurer (since March 1999) of Oppenheimer Acquisition Corp. and of Centennial Asset Management Corporation; an officer of other Oppenheimer funds; formerly Principal and Chief Operating Officer, Bankers Trust Company - Mutual Fund Services Division (March 1995 - March 1999); Vice President and Chief Financial Officer of CS First Boston Investment Management Corp. (September 1991 - March 1995).

Robert J. Bishop, Assistant Treasurer, Age: 42.
6803 South Tucson Way, Englewood, Colorado 80112
Vice President of the Manager/Mutual Fund Accounting (since May 1996); an officer of other Oppenheimer funds; formerly an Assistant Vice President of the Manager/Mutual Fund Accounting (April 1994 - May 1996), and a Fund Controller for the Manager.

Scott T. Farrar, Assistant Treasurer, Age: 35.
6803 South Tucson Way, Englewood, Colorado 80112
Vice President of the Manager/Mutual Fund Accounting (since May 1996); Assistant Treasurer of Oppenheimer Millennium Funds plc (since October 1997); an officer of other Oppenheimer Funds; formerly an Assistant Vice President of the Manager/Mutual Fund Accounting (April 1994 - May 1996), and a Fund Controller for the Manager.

Robert G. Zack, Assistant Secretary, Age: 52.
Two World Trade Center, New York, New York 10048-0203
     Senior Vice President (since May 1985) and Associate General Counsel (since May 1981) of the Manager, Assistant Secretary of Shareholder Services, Inc. (since May 1985), Shareholder Financial Services, Inc. (since November
     1989); OppenheimerFunds International Ltd. and Oppenheimer Millennium Funds plc (since October 1997); an officer of other Oppenheimer funds.

|X| Remuneration of Trustees. The officers of the Funds and two Trustees of the Fund (Ms. Macaskill and Mr. Swain) are affiliated with the Manager and receive no salary or fee from the Funds. The remaining Trustees of the Funds received the compensation shown below. The compensation from the Funds were paid during their fiscal year ended December 31, 2000. The compensation from all of the Denver-based Oppenheimer funds includes the compensation from the Funds and represents compensation received as a director, trustee, managing general partner or member of a committee of the Board during the calendar year 2000.

                                                                 Aggregate Compensation             Total Compensation
Trustee's Name and Other Positions                               from Oppenheimer Variable          From all Denver-Based
                                                                 Account Funds                      Oppenheimer Funds1

---------------------------------------------------------------- ---------------------------------- -----------------------------
---------------------------------------------------------------- ---------------------------------- -----------------------------
William L. Armstrong, Review Committee Member                                 $6,135                          $49,270
---------------------------------------------------------------- ---------------------------------- -----------------------------
---------------------------------------------------------------- ---------------------------------- -----------------------------
Robert G. Avis                                                                $8,960                          $72,000
---------------------------------------------------------------- ---------------------------------- -----------------------------
---------------------------------------------------------------- ---------------------------------- -----------------------------
George Bowen                                                                  $6,955                          $55,948
---------------------------------------------------------------- ---------------------------------- -----------------------------
---------------------------------------------------------------- ---------------------------------- -----------------------------
Edward L. Cameron, Audit Committee Chairman                                   $3,321                          $26,709
---------------------------------------------------------------- ---------------------------------- -----------------------------
---------------------------------------------------------------- ---------------------------------- -----------------------------
Jon S. Fossel                                                                 $9,683                          $77,880
---------------------------------------------------------------- ---------------------------------- -----------------------------
---------------------------------------------------------------- ---------------------------------- -----------------------------
Sam Freedman, Chairman, Review Committee                                      $9,958                          $80,100

---------------------------------------------------------------- ---------------------------------- -----------------------------
---------------------------------------------------------------- ---------------------------------- -----------------------------
C. Howard Kast, Audit Committee and Review Committee Member                   $10,710                         $86,150
---------------------------------------------------------------- ---------------------------------- -----------------------------
---------------------------------------------------------------- ---------------------------------- -----------------------------
Robert M. Kirchner, Audit Committee Member                                    $9,567                          $76,950
---------------------------------------------------------------- ---------------------------------- -----------------------------
---------------------------------------------------------------- ---------------------------------- -----------------------------
F. William Marshall, Jr.                                                       $468                            $3,768
---------------------------------------------------------------- ---------------------------------- -----------------------------

1.       For the 2000 calendar year.

|X| Deferred Compensation Plan. The Board of Trustees has adopted a Deferred Compensation Plan for disinterested Trustees that enables them to elect to defer receipt of all or a portion of the annual fees they are entitled to receive from the Funds. Under the plan, the compensation deferred by a Trustee is periodically adjusted as though an equivalent amount had been invested in shares of one or more Oppenheimer funds selected by the Trustee. The amount paid to the Trustee under the plan will be determined based upon the performance of the selected funds.

      Deferral of Trustee's fees under the plan will not materially affect the Funds' assets, liabilities and net income per share. The plan will not obligate the fund to retain the services of any Trustee or to pay any particular level of compensation to any Trustee. Pursuant to an Order issued by the Securities and Exchange Commission, the Funds may invest in the funds selected by the Trustee under the plan without shareholder approval for the limited purpose of determining the value of the Trustee's deferred fee account.

       |X| Major Shareholders. As of March 31, 2001, the only entities owning of record or known by the management of the Trust to be beneficial owners of 5% or more of the outstanding shares of any Fund were: (i) Monarch Life Insurance Company ("Monarch"), Springfield MA; (ii) GE Life & Annuity Assurance Company ("GE"), Richmond, VA; (iii) Nationwide Life Insurance Company ("Nationwide"), Columbus, OH; (iv) Aetna Life Insurance and Annuity Company ("Aetna"), Hartford, CT; (v) Massachusetts Mutual Life Insurance Company ("MassMutual"), Springfield, MA; (vi) Jefferson-Pilot Life Insurance Company, and Alexander Hamilton Life Insurance Company of America (collectively, "Jefferson-Pilot"), Concord, NH;
(vii) CUNA Mutual Group ("CUNA"), Madison, WI; (viii) American General Annuity Insurance Company ("American General"), Houston, TX; (ix) Protective Life Insurance Company ("Protective"), Birmingham, AL; (x) Allstate Life Insurance Company and Glenbrook Life and Annuity Company (collectively, "Allstate"), Northbrook, IL; (xi) Columbus Life Insurance Company ("Columbus"), Cincinnati, OH; and (xii) Pruco Insurance Company ("Pruco"), Newark, NJ. Such shares were held as shown in Appendix C.

     The Manager. The Manager is wholly-owned by Oppenheimer Acquisition Corp., a holding company controlled by Massachusetts Mutual Life Insurance Company.

         |X| Code of Ethics. The Fund, the Manager and the Distributor have a Code of Ethics. It is designed to detect and prevent improper personal trading by certain employees, including portfolio managers, that would compete with or take advantage of the Fund's portfolio transactions. Covered persons include persons with knowledge of the investments and investment intentions of the Fund and other funds advised by the Manager. The Code of Ethics does permit personnel subject to the Code to invest in securities, including securities that may be purchased or held by the Fund, subject to a number of restrictions and controls. Compliance with the Code of Ethics is carefully monitored and enforced by the Manager.

         The Code of Ethics is an exhibit to the Fund's registration statement filed with the Securities and Exchange Commission and can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. You can obtain information about the hours of operation of the Public Reference Room by calling the SEC at 1-202-942-8090. The Code of Ethics can also be viewed as part of the Fund's registration statement on the SEC's EDGAR database at the SEC's Internet web site at http://www.sec.gov. Copies may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102.

      |X| The Investment Advisory Agreements. The Manager provides investment advisory and management services to each Fund under an investment advisory agreement between the Manager and the Trust for each Fund. The Manager selects securities for the Funds' portfolios and handles their day-to-day business. The portfolio managers of the Funds are employed by the Manager and are the persons who are principally responsible for the day-to-day management of the Funds' portfolios. Other members of the Manager's Teams provide the portfolio managers with counsel and support in managing the Funds' portfolios. For Global Securities Fund/VA, this includes George Evans and Frank Jennings. Similarly, other members of the Manager's Fixed Income Portfolio Department, particularly portfolio analysts, traders and other portfolio managers having broad experience with domestic and international government and fixed-income securities, provide the portfolio managers of the High Income Fund/VA, Bond Fund/VA and Strategic Bond Fund/VA with support in managing the portfolios of those Funds.

      The agreements require the Manager, at its expense, to provide the Funds with adequate office space, facilities and equipment. It also requires the Manager to provide and supervise the activities of all administrative and clerical personnel required to provide effective administration for the Funds. Those responsibilities include the compilation and maintenance of records with respect to operations, the preparation and filing of specified reports, and composition of proxy materials and registration statements for continuous public sale of shares of the Funds.

      The Funds pay expenses not expressly assumed by the Manager under the advisory agreement, or by the Distributor under the General Distributor's Agreements for Service shares. The advisory agreement lists examples of expenses paid by the Funds. The major categories relate to interest, taxes, brokerage commissions, fees to certain Trustees, legal and audit expenses, custodian and transfer agent expenses, share issuance costs, certain printing and registration costs and non-recurring expenses, including litigation costs. The management fees paid by the Funds to the Manager are calculated at the rates described in the Prospectus, which are applied to the assets of each Fund as a whole. Prior to May 1, 1999, the advisory agreement for Aggressive Growth Fund/VA did not include a breakpoint above $800 million. In the event more than one class of shares is issued, the fees are allocated to each class of shares based upon the relative proportion of a Fund's net assets represented by that class.


                        Management Fees for the Fiscal Year Ended December 31:

                 Fund:                           1998                   1999                   2000
---------------------------------------- ---------------------- ---------------------- ----------------------
---------------------------------------- ---------------------- ---------------------- ----------------------
Money Fund/VA                              $   619,030            $   749,665            $920,606

---------------------------------------- ---------------------- ---------------------- ----------------------
---------------------------------------- ---------------------- ---------------------- ----------------------
High Income Fund/VA                         $2,383,008             $2,511,521            $2,436,299

---------------------------------------- ---------------------- ---------------------- ----------------------
---------------------------------------- ---------------------- ---------------------- ----------------------
Bond Fund/VA                             $4,218,231             $4,539,138             $4,030,064
---------------------------------------- ---------------------- ---------------------- ----------------------
---------------------------------------- ---------------------- ---------------------- ----------------------
Aggressive Growth Fund/VA                $6,564,650             $8,700,904             $18,407,015
---------------------------------------- ---------------------- ---------------------- ----------------------
---------------------------------------- ---------------------- ---------------------- ----------------------
Capital Appreciation Fund/VA             $4,369,487             $6,845,473             $12,361,613
---------------------------------------- ---------------------- ---------------------- ----------------------
---------------------------------------- ---------------------- ---------------------- ----------------------
Multiple Strategies Fund/VA              $4,584,184             $4,271,996             $  4,090,208
---------------------------------------- ---------------------- ---------------------- ----------------------
---------------------------------------- ---------------------- ---------------------- ----------------------
Global Securities Fund/VA                $7,167,836             $8,336,850             $13,531,073
---------------------------------------- ---------------------- ---------------------- ----------------------
---------------------------------------- ---------------------- ---------------------- ----------------------
Strategic Bond Fund/VA                   $1,860,227             $2,066,323             $2,147,021
---------------------------------------- ---------------------- ---------------------- ----------------------
---------------------------------------- ---------------------- ---------------------- ----------------------
Main Street Growth
& Income Fund/VA                         $1,742,253             $2,864,220             $5,651,580
---------------------------------------- ---------------------- ---------------------- ----------------------
---------------------------------------- ---------------------- ---------------------- ----------------------
Main Street Small Cap Fund/VA 2           $2,219 1              $20,414 2               $94,162

--------------------
(1) From May 1, 1998 (commencement of operations) to December 31, 1998.
(2) The Manager voluntarily reimbursed certain expenses other than management fees during the periods shown.

      The investment advisory agreements state that in the absence of willful misfeasance, bad faith, gross negligence in the performance of its duties or reckless disregard of its obligations and duties under the investment advisory agreement, the Manager is not liable for any loss resulting from a good faith error or omission on its part with respect to any of its duties under the agreement.

      The agreements permit the Manager to act as investment advisor for any other person, firm or corporation and to use the name "Oppenheimer" in connection with other investment companies for which it may act as investment adviser or general distributor. If the Manager shall no longer act as investment advisor to a Fund, the Manager may withdraw the right of that Fund to use the name "Oppenheimer" as part of its name.

Brokerage Policies of the Funds

Brokerage Provisions of the Investment Advisory Agreements. One of the duties of the Manager under the investment advisory agreements is to arrange the portfolio transactions for the Funds. The advisory agreements contain provisions relating to the employment of broker-dealers to effect the Funds' portfolio transactions. The Manager is authorized by the advisory agreements to employ broker-dealers, including "affiliated" brokers, as that term is defined in the Investment Company Act. The Manager may employ broker-dealers that the Manager thinks, in its best judgment based on all relevant factors, will implement the policy of the Funds to obtain, at reasonable expense, the "best execution" of the Funds' portfolio transactions. "Best execution" means prompt and reliable execution at the most favorable price obtainable. The Manager need not seek competitive commission bidding. However, it is expected to be aware of the current rates of eligible brokers and to minimize the commissions paid to the extent consistent with the interests and policies of the Funds as established by its Board of Trustees.

         Under the investment advisory agreements, the Manager may select brokers (other than affiliates) that provide brokerage and/or research services for the Funds and/or the other accounts over which the Manager or its affiliates have investment discretion. The commissions paid to such brokers may be higher than another qualified broker would charge, if the Manager makes a good faith determination that the commission is fair and reasonable in relation to the services provided.

Subject to those considerations, as a factor in selecting brokers for the Funds' portfolio transactions, the Manager may also consider sales of shares of the Funds and other investment companies for which the Manager or an affiliate serves as investment adviser.

Brokerage Practices Followed by the Manager. The Manager allocates brokerage for the Funds subject to the provisions of the investment advisory agreements and the procedures and rules described above. Generally, the Manager's portfolio traders allocate brokerage based upon recommendations from the Manager's portfolio managers. In certain instances, portfolio managers may directly place trades and allocate brokerage. In either case, the Manager's executive officers supervise the allocation of brokerage.

      Transactions in securities other than those for which an exchange is the primary market are generally done with principals or market makers. In transactions on foreign exchanges, the Funds may be required to pay fixed brokerage commissions and therefore would not have the benefit of negotiated commissions available in U.S. markets. Brokerage commissions are paid primarily for transactions in listed securities or for certain fixed-income agency transactions in the secondary market. Otherwise brokerage commissions are paid only if it appears likely that a better price or execution can be obtained by doing so. In an option transaction, the Funds ordinarily use the same broker for the purchase or sale of the option and any transaction in the securities to which the option relates.

      Other funds advised by the Manager have investment policies similar to those of the Funds. Those other funds may purchase or sell the same securities as the Funds at the same time as the Funds, which could affect the supply and price of the securities. If two or more funds advised by the Manager purchase the same security on the same day from the same dealer, the transactions under those combined orders are averaged as to price and allocated in accordance with the purchase or sale orders actually placed for each account.

      Most purchases of debt obligations are principal transactions at net prices. This affects a substantial portion of the portfolio transactions of Money Fund/VA, High Income Fund/VA, Bond Fund/VA and Strategic Bond Fund/VA. Instead of using a broker for those transactions, the Funds normally deal directly with the selling or purchasing principal or market maker unless the Manager determines that a better price or execution can be obtained by using the services of a broker. Purchases of portfolio securities from underwriters include a commission or concession paid by the issuer to the underwriter. Purchases from dealers include a spread between the bid and asked prices. The Funds seek to obtain prompt execution of these orders at the most favorable net price.

      The investment advisory agreements permit the Manager to allocate brokerage for research services. The research services provided by a particular broker may be useful only to one or more of the advisory accounts of the Manager and its affiliates. The investment research received for the commissions of those other accounts may be useful both to one of the Funds and one or more of the Manager's other accounts. Investment research may be supplied to the Manager by a third party at the instance of a broker through which trades are placed.

      Investment research services include information and analysis on particular companies and industries as well as market or economic trends and portfolio strategy, market quotations for portfolio evaluations, information systems, computer hardware and similar products and services. If a research service also assists the Manager in a non-research capacity (such as bookkeeping or other administrative functions), then only the percentage or component that provides assistance to the Manager in the investment decision-making process may be paid in commission dollars.

      The Board of Trustees permits the Manager to use stated commissions on secondary fixed-income agency trades to obtain research if the broker represents to the Manager that: (i) the trade is not from or for the broker's own inventory, (ii) the trade was executed by the broker on an agency basis at the stated commission, and (iii) the trade is not a riskless principal transaction. The Board of Trustees permits the Manager to use concessions on fixed-price offerings to obtain research, in the same manner as is permitted for agency transactions.

      The research services provided by brokers broadens the scope and supplements the research activities of the Manager. That research provides additional views and comparisons for consideration, and helps the Manager to obtain market information for the valuation of securities that are either held in the Fund's portfolio or are being considered for purchase. The Manager provides information to the Board about the commissions paid to brokers furnishing such services, together with the Manager's representation that the amount of such commissions was reasonably related to the value or benefit of such services.

      The (i) total brokerage commissions paid by the Funds (other than Money Fund/VA, which paid no brokerage commissions), not including spreads or concessions on principal transactions on a net trade basis, for the Funds' fiscal year ended December 31, 1998, 1999 and 2000; and (ii) for the Funds' fiscal year ended December 31, 2000, the amount of transactions directed to brokers for research services, and the amount of the commissions paid to broker-dealers for those services, is shown in the chart below:

                                                                                Transactions        Commissions Paid
                                      Total Brokerage Commissions               Directed for        For Research1
                                           Paid by the Funds                    Research1
------------------------- ----------------------------------------------------- ------------------- ------------------
------------------------- -------------- ------------------- ------------------ ------------------- ------------------
Fund                          1998              1999               2000                2000               2000
------------------------- -------------- ------------------- ------------------ ------------------- ------------------
------------------------- -------------- ------------------- ------------------ ------------------- ------------------
High Income
Fund/VA                   $ 62,251       $   12,736          $7,335              $0                 $0
------------------------- -------------- ------------------- ------------------ ------------------- ------------------
------------------------- -------------- ------------------- ------------------ ------------------- ------------------
Bond Fund/VA              $ 91,170       $ 294,377           $248,630           $ 0                 $0
------------------------- -------------- ------------------- ------------------ ------------------- ------------------
------------------------- -------------- ------------------- ------------------ ------------------- ------------------
Strategic Bond
Fund/VA                   $219,537       $   37,459          $50,611            $1,938,311          $324
------------------------- -------------- ------------------- ------------------ ------------------- ------------------
------------------------- -------------- ------------------- ------------------ ------------------- ------------------
Aggressive Growth
Fund/VA                   $1,264,440     $1,260,968          $523,144           $89,394,779         $114,581
------------------------- -------------- ------------------- ------------------ ------------------- ------------------
------------------------- -------------- ------------------- ------------------ ------------------- ------------------
Capital Appreciation
Fund/VA                   $805,082       $1,229,872          $1,473,398         $613,501,237        $744,759
------------------------- -------------- ------------------- ------------------ ------------------- ------------------
------------------------- -------------- ------------------- ------------------ ------------------- ------------------
Main Street Small
Cap Fund/VA                $     829     $    4,819          $16,832            $ 29,763            $ 26
------------------------- -------------- ------------------- ------------------ ------------------- ------------------
------------------------- -------------- ------------------- ------------------ ------------------- ------------------
Global Securities
Fund/VA                   $2,900,162     $3,026,315          $3,787,676         $481,691,352        $969,300
------------------------- -------------- ------------------- ------------------ ------------------- ------------------
------------------------- -------------- ------------------- ------------------ ------------------- ------------------
Multiple Strategies
Fund/VA                   $  430,211     $    269,657        $666,958           $ 47,308,762        $113,458
------------------------- -------------- ------------------- ------------------ ------------------- ------------------
------------------------- -------------- ------------------- ------------------ ------------------- ------------------
Main Street Growth
& Income Fund/VA          $  458,120     $  1,278,160        $1,215,084         $333,745,140        $   368,397
------------------------- -------------- ------------------- ------------------ ------------------- ------------------

------------
1. The amount of transactions directed to brokers for research services and the amount of the commissions paid to brokers for those services are shown in these columns.



Distribution and Service Plans (Service Shares Only)

     Under its General Distributor's Agreements with the Funds, OppenheimerFunds Distributor, Inc. will only act as the principal underwriter of the Funds' Service shares.

         Each Fund has adopted a Distribution and Service Plan (the "Plan") for its Service shares under Rule 12b-1 of the Investment Company Act, pursuant to which each Fund will make payments to the Distributor in connection with the distribution and/or servicing of Service shares. The Distributor will pay insurance company separate account sponsors and other entities that offer and/or provide services to Service shares, as described in the Prospectus. Each Plan has been approved by a vote of (i) the Board of Trustees of the Trust, including a majority of the Independent Trustees, cast in person at a meeting called for the purpose of voting on that Plan, and (ii) the Manager as the then-sole initial holder of such shares.

Under the Plans, no payment will be made to any insurance company separate account sponsor or affiliate thereof under a Fund's Plan (each is referred to as a "Recipient") in any quarter if the aggregate net assets of a Fund's Service shares held by the Recipient for itself and its customers did not exceed a minimum amount, if any, that may be determined from time to time by a majority of the Trust's Independent Trustees. Initially, the Board of Trustees has set the fee at 0.15% of average annual net assets and set no minimum amount. For the fiscal year ended December 31, 2000, payments made under the Service Class Plan by Oppenheimer Global Securities Fund and by Main Street Growth & Income Fund totaled $225 and $375, respectively, all of which was paid by the Funds' distributor, to Recipients. No Plan payments were made as of that date by the other Funds.

         Under the Plans, the Manager and the Distributor may make payments to affiliates and, in their sole discretion, from time to time may use their own resources (which, as to the Manager, may include profits derived from the advisory fee it receives from each respective Fund) to make payments to Recipients for distribution and administrative services they perform. The Distributor and the Manager may, in their sole discretion, increase or decrease the amount of distribution assistance payments they make to Recipients from their own assets.

         Unless terminated as described below, each Plan continues in effect from year to year but only as long as such continuance is specifically approved at least annually by the Trust's Board of Trustees and its Independent Trustees by a vote cast in person at a meeting called for the purpose of voting on such continuance. Any Plan may be terminated at any time by the vote of a majority of the Independent Trustees or by the vote of the holders of a "majority" (as defined in the Investment Company Act) of the outstanding Service shares. For purposes of voting with respect to the Plans, Account owners are considered to be shareholders of a Fund's shares. No Plan may be amended to increase materially the amount of payments to be made unless such amendment is approved by Account owners of the class affected by the amendment. All material amendments must be approved by the Board and a majority of the Independent Trustees.

         While the plans are in effect and Service shares are outstanding, the Treasurer of the Trust must provide separate written reports to the Trust's Board of Trustees at least quarterly describing the amount of payments and the purpose of the payment made pursuant to each Plan. These reports are subject to the review and approval of the Independent Trustees.

Performance of the Funds

Explanation of Performance Terminology. The Funds use a variety of terms to illustrate their investment performance. Those terms include "cumulative total return," "average annual total return," "average annual total return at net asset value" and "total return at net asset value." An explanation of how total returns are calculated is set forth below. The charts below show the Funds' performance as of the Funds' most recent fiscal year end. You can obtain current performance information by following the instructions in the prospectus for your insurance product, or by calling the Funds' Transfer Agent at 1.800.981.2871.

         The Funds' illustrations of their performance data in advertisements must comply with rules of the Securities and Exchange Commission. Those rules describe the types of performance data that may be used and how it is to be calculated. In general, any advertisement by a Fund of its performance data must include the average annual total returns for the advertised class of shares of that Fund. Those returns must be shown for the 1, 5 and 10-year periods (or the life of the class, if less) ending as of the most recently ended calendar quarter prior to the publication of the advertisement (or its submission for publication).

         Performance information for Service shares is shown only for Funds that offered Service shares prior to December 31, 2000. Because Service shares are subject to an additional fee, the performance is expected to be lower for any given period.

         Use of standardized performance calculations enables an investor to compare the Funds' performance to the performance of other funds for the same periods. However, a number of factors should be considered before using the Funds' performance information as a basis for comparison with other investments:

         |_| Total returns measure the performance of a hypothetical account in a Fund over various periods and do not show the performance of each shareholder's account. Your account's performance will vary from the model performance data if you buy or sell shares during the period, or you bought your shares at a different time and price than the shares used in the model.

         |_| The Fund's performance does not reflect the charges deducted from an investor's separate account by the insurance company or other sponsor of that separate account, which vary from product to product. If these charges were deducted, performance will be lower than as described in the Fund's Prospectus and Statement of Additional Information. In addition, the separate accounts may have inception dates different from those of the Funds. The sponsor for your insurance product can provide performance information that reflects those charges and inception dates.

     |_| An investment in the Fund is not insured by the FDIC or any other government agency.

     |_| The Funds' performance returns do not reflect the effect of taxes on dividends and capital gains distributions.

     |_| The principal value of the Funds' shares and total returns are not guaranteed and normally will fluctuate on a daily basis.1

     |_| When an investor's shares are redeemed, they may be worth more or less than their original cost.1

--------------

     1. These statements do not apply to Money Fund/VA, which seeks to maintain a stable net asset value of $1.00 per shares. There can be no assurance that Money Fund/VA will be able to do so.

|_| Total returns for any given past period represent historical performance information and are not, and should not be considered, a prediction of future returns. The Funds' total returns should not be expected to be the same as the returns of other Oppenheimer funds, whether or not such other funds have the same portfolio managers and/or similar names.

         The Funds' total returns are affected by market conditions, the quality of that Funds' investments, the maturity of debt investments, the types of investments that Fund holds, and its operating expenses.

         |X| Total Return Information. There are different types of "total returns" to measure the Funds' performance. Total return is the change in value of a hypothetical investment in a Fund over a given period, assuming that all dividends and capital gains distributions are reinvested in additional shares and that the investment is redeemed at the end of the period. The cumulative total return measures the change in value over the entire period (for example, ten years). An average annual total return shows the average rate of return for each year in a period that would produce the cumulative total return over the entire period. However, average annual total returns do not show actual year-by-year performance. The Funds use standardized calculations for its total returns as prescribed by the SEC. The methodology is discussed below.

                  |_| Average Annual Total Return. The "average annual total return" of each class is an average annual compounded rate of return for each year in a specified number of years. It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P" in the formula below) held for a number of years ("n" in the formula) to achieve an Ending Redeemable Value ("ERV" in the formula) of that investment, according to the following formula:

                                         1/n
                                (ERV  ) - 1 = Average Annual Total Return
                                ( --- )
                                   P

         |_| Cumulative Total Return. The "cumulative total return" calculation measures the change in value of a hypothetical investment of $1,000 over an entire period of years. Its calculation uses some of the same factors as average annual total return, but it does not average the rate of return on an annual basis. Cumulative total return is determined as follows:

                                ERV - P
                                -------   = Total Return
                                  P



The Funds' Total Returns for the Periods Ended 12/31/00


                                      Average Annual Total Return For:

                                                   Five Year      Ten Year      Inception   Cumulative
                                   Fiscal Year     Period Ended   Period        to          Total Return
                                   Ended           12/31/00       Ended         12/31/00    From Inception
Fund/Inception Date                12/31/00                       12/31/00                  to 12/31/001
---------------------------------- --------------- -------------- ------------- ----------- -----------------
---------------------------------- --------------- -------------- ------------- ----------- -----------------
High Income Fund/VA (4/3/86)           -3.74%       5.42%        11.72%      10.53%           334.56%

---------------------------------- --------------- -------------- ------------- ----------- -----------------
---------------------------------- --------------- -------------- ------------- ----------- -----------------
Bond Fund/VA (4/3/85)                  6.10%        5.02%         7.58%       8.69%           271.09%

---------------------------------- --------------- -------------- ------------- ----------- -----------------
---------------------------------- --------------- -------------- ------------- ----------- -----------------
Aggressive Growth Fund/VA            -11.24%         19.71%        21.21%      16.75%          - 26.38%
(8/15/86)
---------------------------------- --------------- -------------- ------------- ----------- -----------------
---------------------------------- --------------- -------------- ------------- ----------- -----------------
Service Shares: Aggressive                                                                     -27.60%
Growth Fund/VA (10/16/00)
---------------------------------- --------------- -------------- ------------- ----------- -----------------
---------------------------------- --------------- -------------- ------------- ----------- -----------------
Capital Appreciation Fund/VA
(4/3/85)                             -0.23%         22.69%        19.45%      16.39%           991.18%
---------------------------------- --------------- -------------- ------------- ----------- -----------------
---------------------------------- --------------- -------------- ------------- ----------- -----------------
Multiple Strategies Fund/VA          6.44%         11.43%        11.74%      11.21%           337.71%
(2/9/87)
---------------------------------- --------------- -------------- ------------- ----------- -----------------
---------------------------------- --------------- -------------- ------------- ----------- -----------------
Global Securities Fund/VA             5.09%         22.34%       15.76%       15.58%           333.84%
(11/12/90)
---------------------------------- --------------- -------------- ------------- ----------- -----------------
---------------------------------- --------------- -------------- ------------- ----------- -----------------
Service Shares: Global                                                                          -7.20%
Securities Fund/VA (10/16/00)
---------------------------------- --------------- -------------- ------------- ----------- -----------------
---------------------------------- --------------- -------------- ------------- ----------- -----------------
Strategic Bond Fund/VA (5/3/93)       2.63%          5.76%         5.71%       5.71%            53.06%
---------------------------------- --------------- -------------- ------------- ----------- -----------------
---------------------------------- --------------- -------------- ------------- ----------- -----------------
Main Street Growth &
Income Fund/VA (7/5/95)               -8.78%         15.33%        18.65%      18.65%           155.61%
---------------------------------- --------------- -------------- ------------- ----------- -----------------
---------------------------------- --------------- -------------- ------------- ----------- -----------------
Service Shares: Main Street                                                                    -11.61%
Growth & Income Fund/VA (7/13/00)
---------------------------------- --------------- -------------- ------------- ----------- -----------------
---------------------------------- --------------- -------------- ------------- ----------- -----------------
Main Street Small Cap Fund/VA        -18.34%          5.35%           n/a       5.35%            14.90%
(5/1/98)
---------------------------------- --------------- -------------- ------------- ----------- -----------------

---------------
(1) For Service shares, cumulative total return for a period of less than one year is not annualized. For service shares of Oppenheimer Aggressive Growth Fund/VA, performance would have been less if service fees had been charged during 2000.

         |_| Standardized Yield. The "standardized yield" (sometimes referred to just as "yield") is shown for a stated 30-day period. It is not based on actual distributions paid by the Fixed Income Funds to shareholders in the 30-day period, but is a hypothetical yield based upon the net investment income from the Fund's portfolio investments for that period. It may therefore differ from the "dividend yield" for the same class of shares, described below.

     Standardized yield is calculated using the following formula set forth in rules adopted by the Securities and Exchange Commission, designed to assure uniformity in the way that all funds calculate their yields:

                                         a-b     6
                Standardized Yield = 2 [ --- = 1) - 1]
                                          cd

         The symbols above represent the following factors:

         a =   dividends and interest earned during the 30-day period.
         b =   expenses accrued for the period (net of any expense assumptions).
         c     = the average daily number of shares of that class outstanding during the 30-day period that were entitled to receive dividends.
         d     = the maximum offering price per share of that class on the last day of the period, adjusted for undistributed net investment income.

         The standardized yield for a particular 30-day period may differ from the yield for other periods. The SEC formula assumes that the standardized yield for a 30-day period occurs at a constant rate for a six-month period and is annualized at the end of the six-month period. Additionally, because each class of shares is subject to different expenses, it is likely that the standardized yields of the Fund's classes of shares will differ for any 30-day period.

                  |_| Dividend Yield. The Fixed Income Funds may quote a "dividend yield" for each class of its shares. Dividend yield is based on the dividends paid on a class of shares during the actual dividend period. To calculate dividend yield, the dividends of a class declared during a stated period are added together, and the sum is multiplied by 12 (to annualize the yield) and divided by the maximum offering price on the last day of the dividend period. Because the Fixed Income Funds pay their annual dividend in March of each year, dividend yield is shown for the 30 days ended March 31, 2001. The formula is shown below:

Dividend Yield = Distribution Paid / No. of Days in the Period x No. of
                                        Days in the Calendar Year
                --------------------------------------------------------
                      Maximum Offering Price (payment date)


                                           Standardized Yield for the 30-Day    Dividend Yield for the 30-Day Period
                 Fund                            Period Ended 12/31/00                          Ended
                                                                                               3/31/01
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
High Income Fund/VA                                     12.92%                                 11.32%
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
Bond Fund/VA                                             7.06%                                  8.64%
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
Strategic Bond Fund/VA                                  10.09%                                  8.76%
---------------------------------------- -------------------------------------- --------------------------------------

         |_| Money Fund/VA Yields. The current yield for Money Fund/VA is calculated for a seven-day period of time as follows. First, a base period return is calculated for the seven-day period by determining the net change in the value of a hypothetical pre-existing account having one share at the beginning of the seven-day period. The change includes dividends declared on the original share and dividends declared on any shares purchased with dividends on that share, but such dividends are adjusted to exclude any realized or unrealized capital gains or losses affecting the dividends declared. Next, the base period return is multiplied by 365/7 to obtain the current yield to the nearest hundredth of one percent.

         The compounded effective yield for a seven-day period is calculated by
         (1) adding 1 to the base period return (obtained as described above),
         (2) raising the sum to a power equal to 365 divided by 7, and (3) subtracting 1 from the result.

         The yield as calculated above may vary for accounts less than approximately $100 in value due to the effect of rounding off each daily dividend to the nearest full cent. The calculation of yield under either procedure described above does not take into consideration any realized or unrealized gains or losses on the Fund's portfolio securities which may affect dividends. Therefore, the return on dividends declared during a period may not be the same on an annualized basis as the yield for that period.

Other Performance Comparisons. The Funds may compare their performance annually to that of an appropriate broadly-based market index in its Annual Report to shareholders. You can obtain that information by contacting the Transfer Agent at the addresses or telephone numbers shown on the cover of this Statement of Additional Information. The Funds may also compare their performance to that of other investments, including other mutual funds, or use rankings of its performance by independent ranking entities. Examples of these performance comparisons are set forth below.

         |X| Lipper Rankings. From time to time the Funds may publish the rankings of their performance by Lipper Analytical Services, Inc. Lipper is a widely-recognized independent mutual fund monitoring service. Lipper monitors the performance of regulated investment companies, including the Funds, and ranks their performance for various periods in categories based on investment styles. The Lipper performance rankings are based on total returns that include the reinvestment of capital gain distributions and income dividends but do not take sales charges or taxes into consideration. Lipper also publishes "peer-group" indices of the performance of all mutual funds in a category that it monitors and averages of the performance of the funds in particular categories.

         |X| Morningstar Ratings and Rankings. From time to time the star rating and ranking of the performance of separate accounts that hold Fund shares will be determined by Morningstar, an independent mutual fund monitoring service. Morningstar rates and ranks separate accounts that hold mutual funds in broad investment categories. The results may be published by or for the Funds or the separate account sponsors.

         Morningstar proprietary star ratings reflect historical risk-adjusted total investment return. Investment return measures one-, three-, five- and ten-year average annual total returns (depending on the inception of the separate account) in excess of 90-day U.S. Treasury bill returns after considering the fund's sales charges and expenses. Risk measures a separate account performance below 90-day U.S. Treasury bill returns. Risk and investment return are combined to produce star ratings reflecting performance relative to the average fund in a fund's category. Five stars is the highest rating (top 10% of separate accounts in a category), four stars is "above average" (next 22.5%), three stars is "average" (next 35%), two stars is "below average" (next 22.5%) and one star is "lowest" (bottom 10%). The current overall star rating is the separate account's 3-year rating or its combined 3- and 5-year rating (weighted 60%/40% respectively), or its combined 3-, 5-, and 10- year rating (weighted 40%, 30% and 30%, respectively), depending on the inception date of the separate accounts. Ratings are subject to change monthly.

         The total return rating of a separate account holding shares of a Fund may also be compared to that of other separate accounts in its Morningstar category, in addition to its star ratings. Those total return ratings are percentages from one percent to one hundred percent and are not risk adjusted. For example, if a separate account is in the 94th percentile, that means that 94% of the separate accounts in the same category performed better than it did.

         |X| Performance Rankings and Comparisons by Other Entities and Publications. From time to time the Funds may include in advertisements and sales literature performance information about the Funds cited in newspapers and other periodicals such as The New York Times, The Wall Street Journal, Barron's, or similar publications. That information may include performance quotations from other sources, including Lipper and Morningstar. The Funds' performance may be compared in publications to the performance of various market indices or other investments, and averages, performance rankings or other benchmarks prepared by recognized mutual fund statistical services.

         Investors may also wish to compare the returns on the Funds' shares to the return on fixed-income investments available from banks and thrift institutions. Those include certificates of deposit, ordinary interest-paying checking and savings accounts, and other forms of fixed or variable time deposits, and various other instruments such as Treasury bills. However, the Funds' returns and share price are not guaranteed or insured by the FDIC or any other agency and will fluctuate daily, while bank depository obligations may be insured by the FDIC and may provide fixed rates of return. Repayment of principal and payment of interest on Treasury securities is backed by the full faith and credit of the U.S. government.

         From time to time, the Funds may publish rankings or ratings of the Manager other than performance rankings of the Oppenheimer funds themselves. Those ratings or rankings by third parties may include comparisons of their services to those provided by other mutual fund families selected by the rating or ranking services. They may be based upon the opinions of the rating or ranking service itself, using its research or judgment, or based upon surveys of investors, brokers, insurance sponsors, shareholders or others.

         From time to time the Funds may include in advertisements and sales literature the total return performance of a hypothetical investment account that includes shares of one or more of the Funds. The combined account may be part of an illustration of an asset allocation model or similar presentation. The account information may combine total return performance of the Funds included in the account. Additionally, from time to time, advertisements and sales literature may include, for illustrative or comparative purposes, statistical data or other information about general or specific market and economic conditions. That may include, for example, o information about the performance of certain securities or commodities markets or segments of those markets,

     o information about the performance of the economies of particular countries or regions,

     o the earnings of companies included in segments of particular industries, sectors, securities markets, countries or regions,

     o the availability of different types of securities or offerings of securities,

     o information relating to the gross national or gross domestic product of the United States or other countries or regions,

     o  comparisons   of  various  market  sectors  or  indices  to  demonstrate performance, risk, or other characteristics of the Funds.



ABOUT YOUR ACCOUNT


How to Buy and Sell Shares

         Shares of the Funds are sold to provide benefits under variable life insurance policies and variable annuity and other insurance company separate accounts, as explained in the Funds' Prospectuses for the Funds and for the insurance product you have selected. Therefore, instructions from an investor to buy or sell shares of the Funds should be directed to the insurance sponsor for the investor's separate account, or that insurance sponsor's agent.

         |X| Allocation of Expenses. The Funds pay expenses related to its daily operations, such as custodian bank fees, Trustees' fees, transfer agency fees, legal fees and auditing costs. Those expenses are paid out of the Fund's assets and are not paid directly by shareholders. However, those expenses reduce the net asset value of shares, and therefore are indirectly borne by shareholders through their investment.

         For any Fund that has two classes of shares outstanding, the methodology for calculating the net asset value, dividends and distributions of the Fund's share classes recognizes two types of expenses. General expenses that do not pertain specifically to any one class are allocated pro rata to the shares of all classes. The allocation is based on the percentage of the Fund's total assets that is represented by the assets of each class, and then equally to each outstanding share within a given class. Such general expenses include management fees, legal, bookkeeping and audit fees, printing and mailing costs of shareholder reports, Prospectuses, Statements of Additional Information and other materials for current shareholders, fees to unaffiliated Trustees, custodian bank expenses, share issuance costs, organization and start-up costs, interest, taxes and brokerage commissions, and non-recurring expenses, such as litigation costs.

         Other expenses that are directly attributable to a particular class are allocated equally to each outstanding share within that class. Examples of such expenses include 12b-1 distribution and service fees of Service shares, transfer and shareholder servicing agent fees and expenses, and shareholder meeting expenses (to the extent that such expenses pertain only to a specific class).

Determination of Net Asset Values Per Share. The net asset values per share of each class of shares of the Funds are determined as of the close of business of The New York Stock Exchange on each day that the Exchange is open. The calculation is done by dividing the value of the Fund's net assets attributable to a class by the number of shares of that class that are outstanding. The Exchange normally closes at 4:00 P.M., New York time, but may close earlier on some other days (for example, in case of weather emergencies or on days falling before a holiday). The Exchange's most recent annual announcement (which is subject to change) states that it will close on New Year's Day, Presidents' Day, Martin Luther King, Jr. Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. It may also close on other days.

         Dealers other than Exchange members may conduct trading in certain securities on days on which the Exchange is closed (including weekends and U.S. holidays) or after 4:00 P.M. on a regular business day. The Funds' net asset values will not be calculated on those days, and the values of some of the Fund's portfolio securities may change significantly on those days, when shareholders may not purchase or redeem shares. Additionally, trading on European and Asian stock exchanges and over-the-counter markets normally is completed before the close of The New York Stock Exchange.

         Changes in the values of securities traded on foreign exchanges or markets as a result of events that occur after the prices of those securities are determined, but before the close of The New York Stock Exchange, will not be reflected in the Funds' calculation of their net asset values that day unless the Board of Trustees determines that the event is likely to effect a material change in the value of the security. The Manager may make that determination, under procedures established by the Board.

     |X| Securities Valuation.1 The Funds' Board of Trustees has established procedures for the valuation of the Funds' securities. In general those procedures are as follows:

     |_| Equity securities traded on a U.S. securities exchange or on NASDAQ are valued as follows:

     (1) if last sale information is regularly reported, they are valued at the last reported sale price on the principal exchange on which they are traded or on NASDAQ, as applicable, on that day, or

     (2) if last sale information is not available on a valuation date, they are valued at the last reported sale price preceding the valuation date if it is within the spread of the closing "bid" and "asked" prices on the valuation date or, if not, at the closing "bid" price on the valuation date.

     |_| Equity securities traded on a foreign securities exchange generally are valued in one of the following ways:

     (1) at the last sale price available to the pricing service approved by the Board of Trustees, or

     (2) at the mean between the "bid" and "asked" prices obtained from the principal exchange on which the security is traded or, on the basis of reasonable inquiry, from two market makers in the security.

|_| Long-term debt securities having a remaining maturity in excess of 60 days are valued based on the mean between the "bid" and "asked" prices determined by a portfolio pricing service approved by the Funds' Board of Trustees or obtained by the Manager from two active market makers in the security on the basis of reasonable inquiry.

         |_| The following securities are valued at the mean between the "bid" and "asked" prices determined by a pricing service approved by the Funds' Board of Trustees or obtained by the Manager from two active market makers in the security on the basis of reasonable inquiry:

     (1) debt instruments that have a maturity of more than 397 days when issued,

     (2) debt instruments that had a maturity of 397 days or less when issued and have a remaining maturity of more than 60 days, and

     (3) non-money market debt instruments that had a maturity of 397 days or less when issued and which have a remaining maturity of 60 days or less.

------------
1. These statements do not apply to Money Fund/VA, which seeks to maintain a stable net asset value of $1.00 per shares. There can be no assurance that Money Fund/VA will be able to do so.

         |_| The following securities are valued at cost, adjusted for amortization of premiums and accretion of discounts:

     (1) money market debt securities held by a non-money market fund that had a maturity of less than 397 days when issued that have a remaining maturity of 60 days or less, and

     (2) debt instruments held by a money market fund that have a remaining maturity of 397 days or less.

     |_| Securities (including restricted securities) not having readily-available market quotations are valued at fair value determined under the Board's procedures. If the Manager is unable to locate two market makers willing to give quotes, a security may be priced at the mean between the "bid" and "asked" prices provided by a single active market maker (which in certain cases may be the "bid" price if no "asked" price is available).

         In the case of U.S. government securities, mortgage-backed securities, corporate bonds and foreign government securities, when last sale information is not generally available, the Manager may use pricing services approved by the Board of Trustees. The pricing service may use "matrix" comparisons to the prices for comparable instruments on the basis of quality, yield, and maturity. Other special factors may be involved (such as the tax-exempt status of the interest paid by municipal securities). The Manager will monitor the accuracy of the pricing services. That monitoring may include comparing prices used for portfolio valuation to actual sales prices of selected securities.

         The closing prices in the London foreign exchange market on a particular business day that are provided to the Manager by a bank, dealer or pricing service that the Manager has determined to be reliable are used to value foreign currency, including forward contracts, and to convert to U.S. dollars securities that are denominated in foreign currency.

         Puts, calls, and futures are valued at the last sale price on the principal exchange on which they are traded or on NASDAQ, as applicable, as determined by a pricing service approved by the Board of Trustees or by the Manager. If there were no sales that day, they shall be valued at the last sale price on the preceding trading day if it is within the spread of the closing "bid" and "asked" prices on the principal exchange or on NASDAQ on the valuation date. If not, the value shall be the closing bid price on the principal exchange or on NASDAQ on the valuation date. If the put, call or future is not traded on an exchange or on NASDAQ, it shall be valued by the mean between "bid" and "asked" prices obtained by the Manager from two active market makers. In certain cases that may be at the "bid" price if no "asked" price is available.

         When a Fund writes an option, an amount equal to the premium received is included in that Fund's Statement of Assets and Liabilities as an asset. An equivalent credit is included in the liability section. The credit is adjusted ("marked-to-market") to reflect the current market value of the option. In determining the Fund's gain on investments, if a call or put written by a Fund is exercised, the proceeds are increased by the premium received. If a call or put written by a Fund expires, that Fund has a gain in the amount of the premium. If that Fund enters into a closing purchase transaction, it will have a gain or loss, depending on whether the premium received was more or less than the cost of the closing transaction. If a Fund exercises a put it holds, the amount that Fund receives on its sale of the underlying investment is reduced by the amount of premium paid by the Fund.


Money Fund/VA Net Asset Valuation Per Share. Money Fund/VA will seek to maintain a net asset value of $1.00 per share for purchases and redemptions. There can be no assurance it will do so. Money Fund/VA operates under Rule 2a-7 under which it may use the amortized cost method of valuing their shares. The Funds' Board of Trustees has adopted procedures for that purpose. The amortized cost method values a security initially at its cost and thereafter assumes a constant amortization of any premium or accretion of any discount, regardless of the impact of fluctuating interest rates on the market value of the security. This method does not take into account unrealized capital gains or losses.

         The Funds' Board of Trustees has established procedures intended to stabilize Money Fund/VA's net asset value at $1.00 per share. If Money Fund/VA's net asset value per share were to deviate from $1.00 by more than 0.5%, Rule 2a-7 requires the Board promptly to consider what action, if any, should be taken. If the Trustees find that the extent of any such deviation may result in material dilution or other unfair effects on shareholders, the Board will take whatever steps it considers appropriate to eliminate or reduce such dilution or unfair effects, including, without limitation, selling portfolio securities prior to maturity, shortening the average portfolio maturity, withholding or reducing dividends, reducing the outstanding number of shares of that Fund without monetary consideration, or calculating net asset value per share by using available market quotations.

         As long as Money Fund/VA uses Rule 2a-7, it must abide by certain conditions described in the Prospectus which limit the maturity of securities that Fund buys. Under Rule 2a-7, the maturity of an instrument is generally considered to be its stated maturity (or in the case of an instrument called for redemption, the date on which the redemption payment must be made), with special exceptions for certain variable rate demand and floating rate instruments. Repurchase agreements and securities loan agreements are, in general, treated as having maturity equal to the period scheduled until repurchase or return, or if subject to demand, equal to the notice period.

         While amortized cost method provides certainty in valuation, there may be periods during which the value of an instrument, as determined by amortized cost, is higher or lower than the price Money Fund/VA would receive if it sold the instrument. During periods of declining interest rates, the daily yield on shares of that Fund may tend to be lower (and net investment income and daily dividends higher) than market prices or estimates of market prices for its portfolio. Thus, if the use of amortized cost by the funds resulted in a lower aggregate portfolio value on a particular day, a prospective investor in Money Fund/VA would be able to obtain a somewhat higher yield than would result from investment in a fund utilizing solely market values, and existing investors in that Fund would receive less investment income than if Money Fund/VA were priced at market value. Conversely, during periods of rising interest rates, the daily yield on shares of that Fund will tend to be higher and its aggregate value lower than that of a portfolio priced at market value. A prospective investor would receive a lower yield than from an investment in a portfolio priced at market value, while existing investors in Money Fund/VA would receive more investment income than if that Fund were priced at market value.

Dividends, Capital Gains and Taxes

Dividends and Distributions. The dividends and distributions paid by a class of shares will vary from time to time depending on market conditions, the composition of the Funds' portfolios, and expenses borne by the Funds or borne separately by a class (if more than one class of shares are outstanding). Dividends are calculated in the same manner, at the same time, and on the same day for each class of shares. Dividends on Service shares are expected to be lower. That is because of the effect of the additional fee on Service shares. Those dividends will also differ in amount as a consequence of any difference in the net asset values of the different classes of shares.

Tax Status of the Fund's Dividends and Distributions. The federal tax treatment of the Funds' dividends and capital gains distributions is briefly highlighted in the Prospectus, and may also be explained in the prospectus for the insurance product you have selected.

         The Funds intend to qualify as a "regulated investment company" under the Internal Revenue Code (although it reserves the right not to qualify). If the Funds qualify as "regulated investment companies" under the Internal Revenue Code, they will not be liable for federal income taxes on amounts paid by it as dividends and distributions. The Funds qualified as regulated investment companies in its last fiscal year. The Internal Revenue Code contains a number of complex tests relating to qualification which the Funds might not meet in any particular year. If it did not so qualify, the Funds would be treated for tax purposes as an ordinary corporation and receive no tax deduction for payments made to shareholders.

Additional Information About the Funds

The Transfer Agent. OppenheimerFunds Services, the Fund's Transfer Agent, is a division of the Manager. It is responsible for maintaining the Fund's shareholder registry and shareholder accounting records, and for paying dividends and distributions to shareholders. It also handles shareholder servicing and administrative functions. It serves as the Transfer Agent for an annual per account fee. It also acts as shareholder servicing agent for the other Oppenheimer funds. Shareholders should direct inquiries about their accounts to the Transfer Agent at the address and toll-free numbers shown on the back cover.

The Custodian Bank. The Bank of New York is the custodian bank for the Funds' assets. The custodian bank's responsibilities include safeguarding and controlling the Fund's portfolio securities and handling the delivery of such securities to and from the Funds. It will be the practice of the Funds to deal with the custodian bank in a manner uninfluenced by any banking relationship the custodian bank may have with the Manager and its affiliates. The Funds' cash balances with the custodian bank in excess of $100,000 are not protected by Federal deposit insurance. Those uninsured balances at times may be substantial.

Independent Auditors. Deloitte & Touche LLP are the independent auditors of the Funds. They audit the Funds' financial statements and perform other related audit services. They also act as auditors for certain other funds advised by the Manager and its affiliates.

--------------------------------------------------------------------------------
Independent Auditors' Report
--------------------------------------------------------------------------------

================================================================================
To the Board of Trustees and Shareholders of Oppenheimer Money Fund/VA:

We have audited the accompanying statement of assets and liabilities of Oppenheimer Money Fund/VA (which is a series of Oppenheimer Variable Account Funds), including the statement of investments, as of December 31, 2000, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
     We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2000, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer Money Fund/VA as of December 31, 2000, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.


/s/ Deloitte & Touche LLP

Deloitte & Touche LLP

Denver, Colorado
January 23, 2001

--------------------------------------------------------------------------------
Statement of Investments  December 31, 2000
--------------------------------------------------------------------------------

                                                                                                 Principal           Value
                                                                                                 Amount              See Note 1
================================================================================================================================
Letters of Credit--17.9%
--------------------------------------------------------------------------------------------------------------------------------
Abbey National plc, guaranteeing commercial paper of Abbey National North America:
6.52%, 1/25/01                                                                                   $2,000,000          $ 1,991,307
--------------------------------------------------------------------------------------------------------------------------------
ABN AMRO North America Finance, Inc., guaranteeing commercial paper of ABN AMRO Bank NV:
6.61%, 2/13/01                                                                                    2,000,000            2,000,012
--------------------------------------------------------------------------------------------------------------------------------
Chase Manhattan Bank, guaranteeing commercial paper of NATC California LLC:
6.55%, 1/22/01                                                                                    2,000,000            1,992,358
--------------------------------------------------------------------------------------------------------------------------------
Credit Local de France, guaranteeing commercial paper of Dexia CLF Finance Co.:
6.53%, 1/30/01(1)                                                                                 1,000,000              994,740
6.545%, 1/22/01(1)                                                                                4,000,000            3,984,728
--------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Group, guaranteeing commercial paper of Credit Suisse First Boston, Inc.:
6.50%, 3/14/01(1)                                                                                 4,500,000            4,441,500
--------------------------------------------------------------------------------------------------------------------------------
Deutsche Bank AG, guaranteeing commercial paper of Deutsche Bank Financial, Inc.:
6.47%, 3/30/01                                                                                    5,000,000            4,920,922
--------------------------------------------------------------------------------------------------------------------------------
First Union Corp., guaranteeing commercial paper of First Union National Bank:
6.71%, 5/17/01(2)                                                                                 5,000,000            5,000,000
--------------------------------------------------------------------------------------------------------------------------------
Keycorp, guaranteeing commercial paper of Key Bank NA:
6.71%, 5/11/01(2)                                                                                 5,000,000            4,999,644
--------------------------------------------------------------------------------------------------------------------------------
National Commerce Bancorporation, guaranteeing commercial paper of
National Bank of Commerce, Tennessee:
6.676%, 8/28/01(2)                                                                                4,000,000            4,000,000
--------------------------------------------------------------------------------------------------------------------------------
Rabobank Nederland NV, guaranteeing commercial paper of
Radobank USA Financial Corp.:
6%, 1/2/01                                                                                        1,290,000            1,289,785
--------------------------------------------------------------------------------------------------------------------------------
Bank of Nova Scotia, guaranteeing commercial paper of Scotiabanc, Inc.:
6.50%, 2/28/01                                                                                    3,000,000            2,968,583
                                                                                                                     -----------
Total Letters of Credit                                                                                               38,583,579
================================================================================================================================
Short-Term Notes--76.2%
--------------------------------------------------------------------------------------------------------------------------------
Aerospace/Defense--2.3%
BAE Systems Holdings, Inc.:
6.51%, 2/27/01(1)                                                                                 1,000,000              989,692
6.55%, 2/26/01(1)                                                                                 4,000,000            3,959,244
                                                                                                                     -----------
                                                                                                                       4,948,936
--------------------------------------------------------------------------------------------------------------------------------
Asset-Backed--19.2%
Aspen Funding Corp.:
6.60%, 1/11/01(1)                                                                                 1,000,000              998,167
--------------------------------------------------------------------------------------------------------------------------------
Asset-Backed Capital Finance, Inc.:
6.53%, 2/21/01(1)                                                                                 3,000,000            2,972,248
6.55%, 2/27/01(1)                                                                                 2,000,000            1,979,258
--------------------------------------------------------------------------------------------------------------------------------
Breeds Hill Capital Co. LLC, Series A:
6.62%, 1/10/01(1)                                                                                 3,349,000            3,343,457
--------------------------------------------------------------------------------------------------------------------------------
Charta Corp.:
6.51%, 2/27/01(1)                                                                                 4,000,000            3,958,770
--------------------------------------------------------------------------------------------------------------------------------
Check Point Charlie, Inc.:
6.48%, 3/8/01(1)                                                                                  2,300,000            2,272,676
6.62%, 1/10/01(1)                                                                                 3,000,000            2,995,035


                         Oppenheimer Money Fund/VA

--------------------------------------------------------------------------------
Statement of Investments  (Continued)
--------------------------------------------------------------------------------

                                                                                                 Principal           Value
                                                                                                 Amount              See Note 1
--------------------------------------------------------------------------------------------------------------------------------
Asset-Backed (continued)
Corporate Receivables Corp.:
6.58%, 1/17/01(1)                                                                                $1,000,000          $   997,076
--------------------------------------------------------------------------------------------------------------------------------
Galaxy Funding, Inc.:
6.52%, 3/23/01                                                                                    3,000,000            2,955,990
--------------------------------------------------------------------------------------------------------------------------------
Moriarty Ltd.:
6.56%, 1/24/01(1)                                                                                 5,000,000            4,979,044
--------------------------------------------------------------------------------------------------------------------------------
Scaldis Capital LLC:
6.57%, 1/18/01(1)                                                                                 3,000,000            2,990,693
--------------------------------------------------------------------------------------------------------------------------------
Sheffield Receivables Corp.:
6.57%, 1/16/01(1)                                                                                 5,000,000            4,986,313
--------------------------------------------------------------------------------------------------------------------------------
Sigma Finance, Inc.:
6.55%, 1/24/01(1)                                                                                 2,000,000            1,991,631
--------------------------------------------------------------------------------------------------------------------------------
Variable Funding Capital Corp.:
6.53%, 2/7/01-2/21/01(1)                                                                          4,000,000            3,968,075
                                                                                                                     -----------
                                                                                                                      41,388,433
--------------------------------------------------------------------------------------------------------------------------------
Automotive--2.3%
DaimlerChrysler NA Holdings:
6.52%, 3/7/01                                                                                     3,000,000            2,964,683
6.54%, 2/28/01                                                                                    2,000,000            1,978,927
                                                                                                                     -----------
                                                                                                                       4,943,610
--------------------------------------------------------------------------------------------------------------------------------
Banks--0.9%
Wells Fargo Co.:
6.50%, 2/5/01                                                                                     2,000,000            1,987,361
--------------------------------------------------------------------------------------------------------------------------------
Beverages--1.4%
Coca-Cola Enterprises, Inc.:
6.52%, 2/23/01(1)                                                                                 3,000,000            2,971,203
--------------------------------------------------------------------------------------------------------------------------------
Broker/Dealers--8.6%
Banc of America Securities LLC:
6.95%, 1/2/01(2)                                                                                  5,000,000            5,000,000
--------------------------------------------------------------------------------------------------------------------------------
Bear Stearns Cos., Inc., Series B:
6.761%, 2/14/01(2)                                                                                4,000,000            4,000,000
--------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group LP:
6.78%, 2/12/01(3)                                                                                 5,000,000            5,000,000
--------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc., Series B:
6.739%, 7/5/01(2)                                                                                 4,500,000            4,499,085
                                                                                                                     -----------
                                                                                                                      18,499,085
--------------------------------------------------------------------------------------------------------------------------------
Chemicals--0.9%
Henkel Corp.:
6.53%, 1/19/01(1)                                                                                 2,000,000            1,993,470
--------------------------------------------------------------------------------------------------------------------------------
Commercial Finance--6.0%
CIT Group, Inc.:
6.51%, 2/9/01                                                                                     5,000,000            4,964,738
--------------------------------------------------------------------------------------------------------------------------------
Countrywide Home Loans, Series H:
6.717%, 5/21/01(2)                                                                                5,000,000            4,999,813
--------------------------------------------------------------------------------------------------------------------------------
Private Export Fund Corp.:
6.415%, 4/27/01(1)                                                                                3,000,000            2,937,988
                                                                                                                     -----------
                                                                                                                      12,902,539


                           Oppenheimer Money Fund/VA

--------------------------------------------------------------------------------
Statement of Investments  (Continued)
--------------------------------------------------------------------------------

                                                                                                 Principal           Value
                                                                                                 Amount              See Note 1
--------------------------------------------------------------------------------------------------------------------------------
Diversified Financial--10.5%
Associates Finance, Inc.:
6.56%, 1/19/01                                                                                   $5,000,000          $ 4,983,600
--------------------------------------------------------------------------------------------------------------------------------
Ford Motor Credit Co.:
6.52%, 1/26/01                                                                                    1,000,000              995,472
--------------------------------------------------------------------------------------------------------------------------------
GE Capital International Funding, Inc.:
6.55%, 1/26/01(1)                                                                                 4,500,000            4,479,531
--------------------------------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp.:
6.50%, 2/7/01                                                                                     3,000,000            2,979,958
--------------------------------------------------------------------------------------------------------------------------------
Household Finance Corp.:
6.51%, 2/12/01                                                                                    1,000,000              992,405
6.728%, 12/7/01(2)                                                                                4,000,000            4,000,000
--------------------------------------------------------------------------------------------------------------------------------
Prudential Funding LLC:
6.43%, 4/26/01                                                                                    4,400,000            4,309,623
                                                                                                                     -----------
                                                                                                                      22,740,589
--------------------------------------------------------------------------------------------------------------------------------
Diversified Media--1.1%
Omnicom Capital, Inc.:
6.70%, 2/20/01(1)                                                                                 2,500,000            2,476,736
--------------------------------------------------------------------------------------------------------------------------------
Energy Services--4.8%
Suez Finance Corp.:
6.45%, 3/19/01(1)                                                                                 2,500,000            2,465,510
6.46%, 3/5/01(1)                                                                                  3,000,000            2,966,085
6.48%, 4/27/01(1)                                                                                 5,000,000            4,895,600
                                                                                                                     -----------
                                                                                                                      10,327,195
--------------------------------------------------------------------------------------------------------------------------------
Healthcare/Drugs--0.5%
Glaxo Wellcome plc:
6.52%, 1/31/01(1)                                                                                 1,000,000              994,567
--------------------------------------------------------------------------------------------------------------------------------
Information Technology--2.3%
Computer Sciences Corp.:
6.644%, 12/27/01(1)(2)                                                                            5,000,000            5,000,000
--------------------------------------------------------------------------------------------------------------------------------
Insurance--11.3%
AIG Life Insurance Co.:
6.821%, 5/31/01(2)(3)                                                                             3,000,000            3,000,000
--------------------------------------------------------------------------------------------------------------------------------
Cooperative Assn. of Tractor Dealers, Inc., Series A:
6.42%, 3/13/01                                                                                    1,500,000            1,481,008
--------------------------------------------------------------------------------------------------------------------------------
ING America Insurance Holdings, Inc.:
6.39%, 3/14/01                                                                                    1,000,000              987,220
6.51%, 2/14/01                                                                                    4,500,000            4,464,195
--------------------------------------------------------------------------------------------------------------------------------
Insured Asset Funding LLC:
6.60%, 1/17/01(1)                                                                                 5,000,000            4,985,333
--------------------------------------------------------------------------------------------------------------------------------
Metropolitan Life Insurance Co.:
6.871%, 1/2/01(2)                                                                                 3,500,000            3,500,000
--------------------------------------------------------------------------------------------------------------------------------
Pacific Life Insurance Co.:
6.851%, 1/2/01(2)(3)                                                                              4,000,000            4,000,000
--------------------------------------------------------------------------------------------------------------------------------
Travelers Insurance Co.:
6.616%, 9/14/01(2)(3)                                                                             2,000,000            2,000,000
                                                                                                                     -----------
                                                                                                                      24,417,756


                         Oppenheimer Money Fund/VA

--------------------------------------------------------------------------------
Statement of Investments  (Continued)
--------------------------------------------------------------------------------

                                                                                                 Principal          Value
                                                                                                 Amount             See Note 1
--------------------------------------------------------------------------------------------------------------------------------
Manufacturing--0.4%
Eaton Corp.:
6.59%, 3/1/01(1)                                                                                 $1,000,000         $    989,200
--------------------------------------------------------------------------------------------------------------------------------
Nondurable Household Goods--1.8%
Newell Rubbermaid, Inc.:
6.50%, 3/23/01(1)                                                                                 4,000,000            3,942,850
--------------------------------------------------------------------------------------------------------------------------------
Oil: Domestic--0.5%
Motiva Enterprises LLC:
6.52%, 1/29/01                                                                                    1,000,000              994,929
--------------------------------------------------------------------------------------------------------------------------------
Special Purpose Financial--1.4%
MONET Trust, Series 2000-1:
6.508%, 9/27/01(2)(3)                                                                             1,000,000            1,000,000
--------------------------------------------------------------------------------------------------------------------------------
Zurich Trust Certificates, Series ZTC-2T:
6.738%, 1/24/01(2)(3)                                                                             2,000,000            2,000,000
                                                                                                 ----------         ------------
                                                                                                                       3,000,000
                                                                                                                    ------------
Total Short-Term Notes                                                                                               164,518,459
--------------------------------------------------------------------------------------------------------------------------------
Total Investments, at Value                                                                            94.1%         203,102,038
--------------------------------------------------------------------------------------------------------------------------------
Other Assets Net of Liabilities                                                                         5.9           12,668,978
                                                                                                 ----------         ------------
Net Assets                                                                                            100.0%        $215,771,016
                                                                                                 ==========         ============

Short-term notes and letters of credit are generally traded on a discount basis; the interest rate is the discounted rate received by the Fund at the time of purchase. Other securities normally bear interest at the rates shown.
1. Security issued in an exempt transaction without registration under the Securities Act of 1933. Such securities amount to $93,900,420, or 43.52% of the Fund's net assets and have been determined to be liquid pursuant to guidelines adopted by the Board of Trustees.
2. Represents the current interest rate for a variable or increasing rate security.
3. Identifies issues considered to be illiquid or restricted--See Note 4 of Notes to Financial Statements.


See accompanying Notes to Financial Statements.




                          Oppenheimer Money Fund/VA

--------------------------------------------------------------------------------
Statement of Assets and Liabilities  December 31, 2000
--------------------------------------------------------------------------------

================================================================================================================================
Assets
Investments, at value--see accompanying statement                                                                   $203,102,038
--------------------------------------------------------------------------------------------------------------------------------
Cash                                                                                                                      39,608
--------------------------------------------------------------------------------------------------------------------------------
Receivables and other assets:
Shares of beneficial interest sold                                                                                    12,631,488
Interest                                                                                                                 421,096
Other                                                                                                                      3,807
                                                                                                                    ------------
Total assets                                                                                                         216,198,037
================================================================================================================================
Liabilities
Payables and other liabilities:
Dividends                                                                                                                210,441
Shares of beneficial interest redeemed                                                                                   203,495
Trustees' compensation                                                                                                     1,814
Transfer and shareholder servicing agent fees                                                                                730
Other                                                                                                                     10,541
                                                                                                                    ------------
Total liabilities                                                                                                        427,021
================================================================================================================================
Net Assets                                                                                                          $215,771,016
                                                                                                                    ============
================================================================================================================================
Composition of Net Assets
Par value of shares of beneficial interest                                                                          $     12,428
--------------------------------------------------------------------------------------------------------------------------------
Additional paid-in capital                                                                                           215,772,812
--------------------------------------------------------------------------------------------------------------------------------
Accumulated net realized loss on investment transactions                                                                 (14,224)
                                                                                                                    ------------
Net assets--applicable to 215,785,261 shares of beneficial interest outstanding                                     $215,771,016
                                                                                                                    ============
================================================================================================================================
Net Asset Value, Redemption Price Per Share and Offering Price Per Share                                                   $1.00
                                                                                                                           =====

See accompanying Notes to Financial Statements.



                         Oppenheimer Money Fund/VA

--------------------------------------------------------------------------------
Statement of Operations  For the Year Ended December 31, 2000
--------------------------------------------------------------------------------

================================================================================================================================
Investment Income
Interest                                                                                                             $13,262,121
================================================================================================================================
Expenses
Management fees                                                                                                          920,606
--------------------------------------------------------------------------------------------------------------------------------
Shareholder reports                                                                                                       61,702
--------------------------------------------------------------------------------------------------------------------------------
Custodian fees and expenses                                                                                                7,636
--------------------------------------------------------------------------------------------------------------------------------
Trustees' compensation                                                                                                     4,412
--------------------------------------------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees                                                                              2,643
--------------------------------------------------------------------------------------------------------------------------------
Other                                                                                                                     44,347
                                                                                                                     -----------
Total expenses                                                                                                         1,041,346
Less expenses paid indirectly                                                                                             (7,033)
                                                                                                                     -----------
Net expenses                                                                                                           1,034,313
================================================================================================================================
Net Investment Income                                                                                                 12,227,808
================================================================================================================================
Net Realized Gain on Investments                                                                                           2,584
================================================================================================================================
Net Increase in Net Assets Resulting from Operations                                                                 $12,230,392
                                                                                                                     ===========

See accompanying Notes to Financial Statements.



                          Oppenheimer Money Fund/VA

--------------------------------------------------------------------------------
Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                                               Year Ended December 31,
                                                                                               2000                 1999
================================================================================================================================
Operations
Net investment income                                                                          $ 12,227,808         $  8,116,875
--------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss)                                                                              2,584                1,540
                                                                                               ------------         ------------
Net increase in net assets resulting from operations                                             12,230,392            8,118,415

================================================================================================================================
Dividends and/or Distributions to Shareholders                                                  (12,227,808)          (8,128,189)

================================================================================================================================
Beneficial Interest Transactions
Net increase in net assets resulting from beneficial interest transactions                       14,702,775           49,276,631
================================================================================================================================
Net Assets
Total increase                                                                                   14,705,359           49,266,857
--------------------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                             201,065,657          151,798,800
                                                                                               ------------         ------------
End of period                                                                                  $215,771,016         $201,065,657
                                                                                               ============         ============

See accompanying Notes to Financial Statements.

                        Oppenheimer Money Fund/VA

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

                                                              Year Ended December 31,
                                                              2000         1999          1998          1997          1996
=============================================================================================================================
Per Share Operating Data
Net asset value, beginning of period                             $1.00        $1.00         $1.00         $1.00         $1.00
-----------------------------------------------------------------------------------------------------------------------------
Income from investment operations--net
investment income and net realized gain                            .06          .05           .05           .05           .05
Dividends and/or distributions to shareholders                    (.06)        (.05)         (.05)         (.05)         (.05)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                   $1.00        $1.00         $1.00         $1.00         $1.00
                                                                 =====        =====         =====         =====         =====
=============================================================================================================================
Total Return(1)                                                   6.26%        4.96%         5.25%         5.31%         5.13%
=============================================================================================================================
Ratios/Supplemental Data
Net assets, end of period (in thousands)                      $215,771     $201,066      $151,799      $126,782      $129,719
-----------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                             $204,586     $166,727      $137,633      $133,707      $ 99,263
-----------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:(2)
Net investment income                                             5.98%        4.87%         5.12%         5.19%         5.01%
Expenses                                                          0.51%        0.48%         0.50%(3)      0.48%(3)      0.49%(3)

1. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns reflect changes in net investment income only. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
2. Annualized for periods of less than one full year.
3. Expense ratio has not been grossed up to reflect the effect of expenses paid indirectly.

See accompanying Notes to Financial Statements.

                          Oppenheimer Money Fund/VA

--------------------------------------------------------------------------------
Notes to Financial Statements
--------------------------------------------------------------------------------

================================================================================
1. Significant Accounting Policies
Oppenheimer Money Fund/VA (the Fund) is a separate series of Oppenheimer Variable Account Funds (the Trust), an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek maximum current income from investments in "money market" securities consistent with low capital risk and the maintenance of liquidity. The Trust's investment advisor is OppenheimerFunds, Inc. (the Manager). The following is a summary of significant accounting policies consistently followed by the Fund.
--------------------------------------------------------------------------------
Securities Valuation. Portfolio securities are valued on the basis of amortized cost, which approximates market value.
--------------------------------------------------------------------------------
Repurchase Agreements. The Fund requires the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.
--------------------------------------------------------------------------------
Federal Taxes. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders.
--------------------------------------------------------------------------------
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.
--------------------------------------------------------------------------------
Expense Offset Arrangements. Expenses paid indirectly represent a reduction of custodian fees for earnings on cash balances maintained by the Fund.
--------------------------------------------------------------------------------
Other. Investment transactions are accounted for as of trade date. Realized gains and losses on investments are determined on an identified cost basis, which is the same basis used for federal income tax purposes.
     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

================================================================================
2. Shares of Beneficial Interest
The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest. Transactions in shares of beneficial interest were as follows:

                                                     Year Ended December 31, 2000              Year Ended December 31, 1999
                                                     -------------------------------------     ---------------------------------
                                                     Shares               Amount               Shares              Amount
--------------------------------------------------------------------------------------------------------------------------------
Sold                                                  668,734,451         $ 668,734,451         381,258,296        $ 381,258,296
Dividends and/or distributions reinvested              12,474,728            12,474,728           7,983,593            7,983,593
Redeemed                                             (666,506,404)         (666,506,404)       (339,965,258)        (339,965,258)
                                                     ------------         -------------        ------------        -------------
Net increase                                           14,702,775         $  14,702,775          49,276,631        $  49,276,631
                                                     ============         =============        ============        =============

                        Oppenheimer Money Fund/VA

--------------------------------------------------------------------------------
Notes to Financial Statements  (continued)
--------------------------------------------------------------------------------

================================================================================
3. Fees and Other Transactions with Affiliates
Management Fees. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Trust. The annual fees are 0.45% of the first $500 million of average annual net assets, 0.425% of the next $500 million, 0.40% of the next $500 million and 0.375% of average annual net assets in excess of $1.5 billion. The Fund's management fee for the year ended December 31, 2000, was an annualized rate of 0.45%, before any waiver by the Manager if applicable.
--------------------------------------------------------------------------------
Transfer Agent Fees. OppenheimerFunds Services (OFS), a division of the Manager, is the transfer agent for the Fund and is responsible for maintaining the shareholder registry and shareholder accounting records for the Fund. OFS provides these services for cost. Effective January 1, 2001, the Fund ended the for cost agreement and began paying OFS on a fee per account basis to provide these services.

================================================================================
4. Illiquid or Restricted Securities
As of December 31, 2000, investments in securities included issues that are illiquid or restricted. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. The aggregate value of illiquid or restricted securities subject to this limitation as of December 31, 2000, was $17,000,000 which represents 7.88% of the Fund's net assets, of which $2,000,000 is considered restricted. Information concerning restricted securities is as follows:

                                                                                                               Valuation Per
                                                                       Acquisition           Cost Per          Unit as of
Security                                                               Date                  Unit              December 31, 2000
--------------------------------------------------------------------------------------------------------------------------------
Short-Term Notes
----------------
Travelers Insurance Co.                                                9/15/00               $1.00             $1.00

--------------------------------------------------------------------------------
Independent Auditors' Report
--------------------------------------------------------------------------------

================================================================================
To the Board of Trustees and Shareholders of Oppenheimer High Income Fund/VA:

We have audited the accompanying statement of assets and liabilities of Oppenheimer High Income Fund/VA (which is a series of Oppenheimer Variable Account Funds), including the statement of investments, as of December 31, 2000, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
         We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2000, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
         In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer High Income Fund/VA as of December 31, 2000, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.


/s/ Deloitte & Touche LLP

Deloitte & Touche LLP

Denver, Colorado
January 23, 2001


--------------------------------------------------------------------------------
Statement of Investments  December 31, 2000
--------------------------------------------------------------------------------

                                                                                                 Principal          Market Value
                                                                                                 Amount             See Note 1
================================================================================================================================
Corporate Loans--0.3%
--------------------------------------------------------------------------------------------------------------------------------
Telergy, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche A, 12.81%,
12/22/01(1)(2) (Cost $989,737)                                                                   $1,005,410           $1,005,411
================================================================================================================================
Mortgage-Backed Obligations--1.9%
--------------------------------------------------------------------------------------------------------------------------------
AMRESCO Commercial Mortgage Funding I Corp., Multiclass Mtg. Pass-Through
Certificates, Series 1997-C1, Cl. H, 7%, 6/17/29(1)                                                 200,000              158,625
--------------------------------------------------------------------------------------------------------------------------------
Asset Securitization Corp., Commercial Mtg. Pass-Through Certificates:
Series 1997-D4, Cl. B1, 7.525%, 4/14/29(2)                                                          167,000              134,422
Series 1997-D4, Cl. B2, 7.525%, 4/14/29(2)                                                          167,000              129,777
Series 1997-D4, Cl. B3, 7.525%, 4/14/29(2)                                                          166,000              118,573
--------------------------------------------------------------------------------------------------------------------------------
CBA Mortgage Corp., Mtg. Pass-Through Certificates:
Series 1993-C1, Cl. E, 6.72%, 12/25/03(1)(2)                                                        250,000              231,328
Series 1993-C1, Cl. F, 6.72%, 12/25/03(1)(2)                                                        700,000              613,594
--------------------------------------------------------------------------------------------------------------------------------
First Chicago/Lennar Trust 1, Commercial Mtg. Pass-Through Certificates:
Series 1997-CHL1, Cl. D, 8.001%, 5/25/08(1)(2)                                                      300,000              254,719
Series 1997-CHL1, Cl. E, 8.124%, 2/25/11(1)(2)                                                    1,500,000            1,120,781
--------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital I, Inc., Commercial Mtg. Pass-Through Certificates:
Series 1996-C1, Cl. E, 7.398%, 3/15/06(1)(2)                                                        835,342              744,107
Series 1997-MC1, Cl. F, 7.452%, 5/20/07(1)                                                          254,890              220,958
--------------------------------------------------------------------------------------------------------------------------------
Resolution Trust Corp., Commercial Mtg. Pass-Through Certificates:
Series 1994-C1, Cl. E, 8%, 6/25/26                                                                  599,868              588,902
Series 1994-C2, Cl. G, 8%, 4/25/25                                                                  637,944              618,906
Series 1995-C1, Cl. F, 6.90%, 2/25/27                                                               350,652              329,778
--------------------------------------------------------------------------------------------------------------------------------
Salomon Brothers Mortgage Securities VII, Commercial Mtg. Pass-Through Certificates,
Series 1996-B, Cl. 1, 7.136%, 4/25/26(1)                                                          1,386,878              965,614
                                                                                                                      ----------
Total Mortgage-Backed Obligations (Cost $6,203,379)                                                                    6,230,084
================================================================================================================================
Loan Participations--1.2%
--------------------------------------------------------------------------------------------------------------------------------
Shoshone Partners Loan Trust Sr. Nts., 8.507%, 4/28/02 (representing a basket of reference loans and a total return swap between
Chase Manhattan Bank and the Trust)(1)(2) (Cost $5,451,623)                                       5,360,000            4,095,144


                     Oppenheimer High Income Fund/VA

--------------------------------------------------------------------------------
Statement of Investments  (Continued)
--------------------------------------------------------------------------------

                                                                                                 Principal          Market Value
                                                                                                 Amount             See Note 1
================================================================================================================================
Corporate Bonds and Notes--73.1%
--------------------------------------------------------------------------------------------------------------------------------
Aerospace/Defense--1.3%
BE Aerospace, Inc., 9.50% Sr. Unsec. Sub. Nts., 11/1/08                                          $  900,000           $  897,750
--------------------------------------------------------------------------------------------------------------------------------
Constellation Finance LLC, 9.80% Airline Receivable Asset-Backed Nts.,
Series 1997-1, Cl. 1, 1/1/01(1)                                                                     800,000              786,000
--------------------------------------------------------------------------------------------------------------------------------
Decrane Aircraft Holdings, Inc., 12% Sr. Unsec. Sub. Nts., Series B, 9/30/08(1)                   1,750,000            1,601,250
--------------------------------------------------------------------------------------------------------------------------------
Fairchild Corp., 10.75% Sr. Unsec. Sub. Nts., 4/15/09(1)                                          1,000,000              745,000
--------------------------------------------------------------------------------------------------------------------------------
Loral Space & Communications Ltd., 9.50% Sr. Nts., 1/15/06                                          700,000              472,500
                                                                                                                      ----------
                                                                                                                       4,502,500
--------------------------------------------------------------------------------------------------------------------------------
Chemicals--2.1%
Avecia Group plc, 11% Sr. Unsec. Nts., 7/1/09                                                       800,000              794,000
--------------------------------------------------------------------------------------------------------------------------------
ClimaChem, Inc., 10.75% Sr. Unsec. Nts., Series B, 12/1/07(1)                                       250,000               76,875
Georgia Gulf Corp., 10.375% Sr. Unsec. Sub. Nts., 11/1/07                                           500,000              470,000
--------------------------------------------------------------------------------------------------------------------------------
Huntsman Corp./ICI Chemical Co. plc:
10.125% Sr. Unsec. Sub. Nts., 7/1/09                                                                600,000              586,500
10.125% Sr. Unsec. Sub. Nts., 7/1/09EUR                                                             500,000              475,318
--------------------------------------------------------------------------------------------------------------------------------
Huntsman Corp./ICI Chemical Co. plc, Zero Coupon Sr. Unsec. Disc. Nts., 13.09%, 12/31/09(3)         800,000              224,000
--------------------------------------------------------------------------------------------------------------------------------
Lyondell Chemical Co.:
9.625% Sr. Sec. Nts., Series A, 5/1/07                                                              750,000              729,375
9.875% Sec. Nts., Series B, 5/1/07                                                                  600,000              583,500
10.875% Sr. Sub. Nts., 5/1/09                                                                       300,000              282,750
--------------------------------------------------------------------------------------------------------------------------------
PCI Chemicals Canada, Inc., 9.25% Sec. Nts., 10/15/07(1)                                            500,000              117,500
--------------------------------------------------------------------------------------------------------------------------------
Pioneer Americas Acquisition Corp., 9.25% Sr. Nts., 6/15/07(4)                                      700,000              129,500
--------------------------------------------------------------------------------------------------------------------------------
Polymer Group, Inc.:
8.75% Sr. Sub. Nts., 3/1/08(1)                                                                    1,500,000              967,500
9% Sr. Unsec. Sub. Nts., Series B, 7/1/07                                                         1,000,000              665,000
--------------------------------------------------------------------------------------------------------------------------------
Royster-Clark, Inc., 10.25% First Mtg. Nts., 4/1/09(1)                                              500,000              352,500
--------------------------------------------------------------------------------------------------------------------------------
Sterling Chemicals, Inc.:
11.75% Sr. Unsec. Sub. Nts., 8/15/06                                                                200,000               97,000
12.375% Sr. Sec. Nts., Series B, 7/15/06                                                            600,000              555,000
                                                                                                                      ----------
                                                                                                                       7,106,318


                      Oppenheimer High Income Fund/VA

--------------------------------------------------------------------------------
Statement of Investments  (Continued)
--------------------------------------------------------------------------------

                                                                                                 Principal          Market Value
                                                                                                 Amount             See Note 1
--------------------------------------------------------------------------------------------------------------------------------
Consumer Non-Durables--1.4%
AKI Holdings Corp., 0%/13.50% Sr. Disc. Debs., 7/1/09(1)(5)                                      $1,080,000          $   410,400
--------------------------------------------------------------------------------------------------------------------------------
AKI, Inc., 10.50% Sr. Unsec. Nts., 7/1/08                                                         1,000,000              776,250
--------------------------------------------------------------------------------------------------------------------------------
Boyds Collection Ltd. (The), 9% Sr. Unsec. Sub. Nts., Series B, 5/15/08                             752,000              715,340
--------------------------------------------------------------------------------------------------------------------------------
Galey & Lord, Inc., 9.125% Sr. Unsec. Sub. Nts., 3/1/08                                             500,000              272,500
--------------------------------------------------------------------------------------------------------------------------------
Globe Manufacturing Corp., 10% Sr. Unsec. Sub. Nts., Series B, 8/1/08(1)(4)                         900,000                   90
--------------------------------------------------------------------------------------------------------------------------------
Holmes Products Corp., 9.875% Sr. Unsec. Sub. Nts., Series B, 11/15/07                              425,000              189,125
--------------------------------------------------------------------------------------------------------------------------------
Revlon Consumer Products Corp., 9% Sr. Nts., 11/1/06                                              1,600,000            1,184,000
--------------------------------------------------------------------------------------------------------------------------------
Salton, Inc., 10.75% Sr. Unsec. Sub. Nts., 12/15/05                                               1,000,000              976,250
--------------------------------------------------------------------------------------------------------------------------------
Styling Technology Corp., 10.875% Sr. Unsec. Sub. Nts., 7/1/08(4)                                   600,000               21,000
                                                                                                                     -----------
                                                                                                                       4,544,955
--------------------------------------------------------------------------------------------------------------------------------
Energy--5.1%
Belden & Blake Corp., 9.875% Sr. Sub. Nts., 6/15/07                                                 500,000              435,000
--------------------------------------------------------------------------------------------------------------------------------
Chesapeake Energy Corp.:
9.125% Sr. Unsec. Nts., 4/15/06                                                                   1,000,000            1,012,500
9.625% Sr. Unsec. Nts., Series B, 5/1/05                                                          1,000,000            1,033,750
--------------------------------------------------------------------------------------------------------------------------------
Clark Refinancing & Marketing, Inc., 8.875% Sr. Sub. Nts., 11/15/07                                 700,000              388,500
--------------------------------------------------------------------------------------------------------------------------------
Denbury Management, Inc., 9% Sr. Sub. Nts., 3/1/08                                                  800,000              698,000
--------------------------------------------------------------------------------------------------------------------------------
Empresa Electrica del Norte Grande SA, 10.50% Sr. Debs., 6/15/05(1)                               1,000,000              272,500
--------------------------------------------------------------------------------------------------------------------------------
Frontier Oil Corp., 11.75% Sr. Nts., 11/15/09                                                       800,000              797,000
--------------------------------------------------------------------------------------------------------------------------------
Gothic Production Corp., 11.125% Sr. Sec. Nts., Series B, 5/1/05                                  2,400,000            2,580,000
--------------------------------------------------------------------------------------------------------------------------------
Grant Geophysical, Inc., 9.75% Sr. Unsec. Nts., Series B, 2/15/08                                 1,025,000              571,437
--------------------------------------------------------------------------------------------------------------------------------
Leviathan Gas Pipeline Partners LP/Leviathan Finance Corp.,
10.375% Sr. Unsec. Sub. Nts., Series B, 6/1/09                                                      500,000              527,500
--------------------------------------------------------------------------------------------------------------------------------
Nuevo Energy Co., 9.375% Sr. Sub. Nts., 10/1/10(6)                                                  700,000              705,250
--------------------------------------------------------------------------------------------------------------------------------
Ocean Rig Norway AS, 10.25% Sr. Sec. Nts., 6/1/08                                                 1,000,000              855,000
--------------------------------------------------------------------------------------------------------------------------------
Pogo Producing Co., 8.75% Sr. Sub. Nts., Series B, 5/15/07                                          800,000              792,000
--------------------------------------------------------------------------------------------------------------------------------
R&B Falcon Corp., 12.25% Sr. Unsec. Nts., 3/15/06                                                 1,000,000            1,185,000
--------------------------------------------------------------------------------------------------------------------------------
RAM Energy, Inc., 11.50% Sr. Unsec. Nts., 2/15/08                                                 1,600,000            1,240,000
--------------------------------------------------------------------------------------------------------------------------------
RBF Finance Co.:
11% Sr. Sec. Nts., 3/15/06                                                                        1,000,000            1,162,500
11.375% Sr. Sec. Nts., 3/15/09                                                                      500,000              580,000
--------------------------------------------------------------------------------------------------------------------------------
Statia Terminals International NV/Statia Terminals (Canada), Inc.,
11.75% First Mtg. Nts., Series B, 11/15/03                                                          225,000              232,875
--------------------------------------------------------------------------------------------------------------------------------
Stone Energy Corp., 8.75% Sr. Sub. Nts., 9/15/07                                                    735,000              746,025
--------------------------------------------------------------------------------------------------------------------------------
Universal Compression Holdings, Inc., 0%/9.875% Sr. Disc. Nts., 2/15/08(5)                        1,325,000            1,093,125
                                                                                                                     -----------
                                                                                                                      16,907,962


                       Oppenheimer High Income Fund/VA

--------------------------------------------------------------------------------
Statement of Investments  (Continued)
--------------------------------------------------------------------------------

                                                                                             Principal              Market Value
                                                                                             Amount                 See Note 1
--------------------------------------------------------------------------------------------------------------------------------
Financial--1.7%
Americredit Corp., 9.875% Gtd. Sr. Nts., 4/15/06                                             $      800,000           $  764,000
--------------------------------------------------------------------------------------------------------------------------------
AMRESCO, Inc., 9.875% Sr. Sub. Nts., Series 98-A, 3/15/05                                           900,000              508,500
--------------------------------------------------------------------------------------------------------------------------------
ASAT Finance LLC, 12.50% Sr. Unsec. Nts., 11/1/06                                                   325,000              307,125
--------------------------------------------------------------------------------------------------------------------------------
Bakrie Investindo, Zero Coupon Promissory Nts., 3/26/1998(1)(4)(7)IDR                         1,000,000,000               15,504
--------------------------------------------------------------------------------------------------------------------------------
Bank Plus Corp., 12% Sr. Nts., 7/18/07                                                              517,000              431,695
--------------------------------------------------------------------------------------------------------------------------------
Finova Capital Corp., 7.25% Nts., 11/8/04                                                         1,000,000              601,060
--------------------------------------------------------------------------------------------------------------------------------
LaBranche & Co., Inc., 12% Sr. Unsec. Sub. Nts., 3/1/07                                             600,000              633,000
--------------------------------------------------------------------------------------------------------------------------------
Local Financial Corp., 11% Sr. Nts., 9/8/04(6)                                                      800,000              804,000
--------------------------------------------------------------------------------------------------------------------------------
Ocwen Capital Trust I, 10.875% Capital Nts., 8/1/27(1)                                              450,000              267,750
--------------------------------------------------------------------------------------------------------------------------------
PT Polysindo Eka Perkasa, 24% Nts., 6/19/03(4)(7)IDR                                            657,200,000                8,831
--------------------------------------------------------------------------------------------------------------------------------
Saul (B.F.) Real Estate Investment Trust, 9.75% Sr. Sec. Nts., Series B, 4/1/08                   1,500,000            1,275,000
--------------------------------------------------------------------------------------------------------------------------------
Southern Pacific Funding Corp., 11.50% Sr. Nts., 11/1/04(4)(7)                                      240,000               73,200
                                                                                                                      ----------
                                                                                                                       5,689,665
--------------------------------------------------------------------------------------------------------------------------------
Food & Drug--0.5%
Family Restaurants, Inc.:
9.75% Sr. Nts., 2/1/02                                                                            1,300,000              357,500
10.875% Sr. Sub. Disc. Nts., 2/1/04                                                                 100,000               20,500
--------------------------------------------------------------------------------------------------------------------------------
Fleming Cos., Inc., 10.625% Sr. Sub. Nts., Series B, 7/31/07                                      1,000,000              690,000
--------------------------------------------------------------------------------------------------------------------------------
Pantry, Inc. (The), 10.25% Sr. Sub. Nts., 10/15/07                                                  325,000              307,125
--------------------------------------------------------------------------------------------------------------------------------
Rite Aid Corp., 10.50% Sr. Sec. Nts., 9/15/02(6)                                                    300,000              196,500
                                                                                                                      ----------
                                                                                                                       1,571,625
--------------------------------------------------------------------------------------------------------------------------------
Food/Tobacco--1.1%
Aurora Foods, Inc., 8.75% Sr. Sub. Nts., Series B, 7/1/08                                           700,000              488,250
--------------------------------------------------------------------------------------------------------------------------------
Del Monte Foods Co., 0%/12.50% Sr. Disc. Nts., Series B, 12/15/07(5)                                501,000              383,265
--------------------------------------------------------------------------------------------------------------------------------
Packaged Ice, Inc., 9.75% Sr. Unsec. Nts., Series B, 2/1/05                                       1,300,000            1,033,500
--------------------------------------------------------------------------------------------------------------------------------
SmithField Foods, Inc., 7.625% Sr. Unsec. Sub. Nts., 2/15/08                                        925,000              868,344
--------------------------------------------------------------------------------------------------------------------------------
Sparkling Spring Water Group Ltd., 11.50% Sr. Sec. Sub. Nts., 11/15/07                            1,175,000              781,375
                                                                                                                      ----------
                                                                                                                       3,554,734

                       Oppenheimer High Income Fund/VA

--------------------------------------------------------------------------------
Statement of Investments  (Continued)
--------------------------------------------------------------------------------

                                                                                                 Principal          Market Value
                                                                                                 Amount             See Note 1
--------------------------------------------------------------------------------------------------------------------------------
Forest Products/Containers--2.4%
American Pad & Paper Co., 13% Sr. Sub. Nts., Series B, 11/15/05(1)(4)(7)                         $  200,000          $     9,000
--------------------------------------------------------------------------------------------------------------------------------
Ball Corp.:
7.75% Sr. Unsec. Nts., 8/1/06                                                                       700,000              684,250
8.25% Sr. Unsec. Sub. Nts., 8/1/08                                                                  800,000              774,000
--------------------------------------------------------------------------------------------------------------------------------
Doman Industries Ltd., 8.75% Sr. Nts., 3/15/04                                                    1,700,000              722,500
--------------------------------------------------------------------------------------------------------------------------------
Gaylord Container Corp., 9.75% Sr. Unsec. Nts., Series B, 6/15/07                                   300,000              190,500
--------------------------------------------------------------------------------------------------------------------------------
Packaging Corp. of America, 9.625% Sr. Unsec. Sub. Nts., 4/1/09                                     750,000              778,125
--------------------------------------------------------------------------------------------------------------------------------
Repap New Brunswick, Inc.:
9% First Priority Sr. Sec. Nts., 6/1/04                                                             450,000              465,750
10.625% Second Priority Sr. Sec. Nts., 4/15/05                                                    1,000,000            1,036,250
11.50% Sr. Sec. Nts., 6/1/04                                                                        500,000              560,000
--------------------------------------------------------------------------------------------------------------------------------
Riverwood International Corp.:
10.625% Sr. Unsec. Nts., 8/1/07                                                                   1,000,000            1,005,000
10.875% Sr. Sub. Nts., 4/1/08                                                                       500,000              452,500
--------------------------------------------------------------------------------------------------------------------------------
SD Warren Co., 14% Unsec. Nts., 12/15/06(8)                                                       1,158,749            1,263,036
                                                                                                                     -----------
                                                                                                                       7,940,911
--------------------------------------------------------------------------------------------------------------------------------
Gaming/Leisure--4.4%
Capital Gaming International, Inc., 11.50% Promissory Nts., 8/1/1995(1)(4)(7)                         9,500                   --
--------------------------------------------------------------------------------------------------------------------------------
Capstar Hotel Co., 8.75% Sr. Sub. Nts., 8/15/07                                                     840,000              783,300
--------------------------------------------------------------------------------------------------------------------------------
Coast Hotel & Casinos, Inc., 9.50% Sr. Unsec. Sub. Nts., 4/1/09                                     500,000              486,875
--------------------------------------------------------------------------------------------------------------------------------
Florida Panthers Holdings, Inc., 9.875% Sr. Sub. Nts., 4/15/09                                      800,000              740,000
--------------------------------------------------------------------------------------------------------------------------------
Hollywood Casino Corp., 11.25% Sr. Sec. Nts., 5/1/07                                                500,000              518,750
--------------------------------------------------------------------------------------------------------------------------------
Hollywood Park, Inc., 9.25% Sr. Unsec. Sub. Nts., Series B, 2/15/07                               1,000,000            1,015,000
--------------------------------------------------------------------------------------------------------------------------------
Horseshoe Gaming LLC, 9.375% Sr. Sub. Nts., 6/15/07                                               1,000,000            1,007,500
--------------------------------------------------------------------------------------------------------------------------------
Intrawest Corp., 9.75% Sr. Nts., 8/15/08                                                          1,500,000            1,515,000
--------------------------------------------------------------------------------------------------------------------------------
Jupiters Ltd., 8.50% Sr. Unsec. Nts., 3/1/06                                                      1,000,000              965,000
--------------------------------------------------------------------------------------------------------------------------------
Mandalay Resort Group, 10.25% Sr. Unsec. Sub. Nts., Series B, 8/1/07                              1,250,000            1,240,625
--------------------------------------------------------------------------------------------------------------------------------
Mohegan Tribal Gaming Authority, 8.75% Sr. Unsec. Sub. Nts., 1/1/09                               1,500,000            1,505,625
--------------------------------------------------------------------------------------------------------------------------------
Premier Parks, Inc.:
0%/10% Sr. Disc. Nts., 4/1/08(5)                                                                  1,200,000              834,000
9.25% Sr. Nts., 4/1/06                                                                              600,000              579,000
9.75% Sr. Nts., 6/15/07                                                                             300,000              292,500
--------------------------------------------------------------------------------------------------------------------------------
Six Flags Entertainment Corp., 8.875% Sr. Nts., 4/1/06                                            1,000,000              946,250
--------------------------------------------------------------------------------------------------------------------------------
Station Casinos, Inc.:
9.75% Sr. Sub. Nts., 4/15/07                                                                        800,000              814,000
10.125% Sr. Sub. Nts., 3/15/06                                                                      800,000              832,000
--------------------------------------------------------------------------------------------------------------------------------
Venetian Casino Resort LLC/Las Vegas Sands, Inc., 12.25% Mtg. Nts., 11/15/04                        500,000              492,500
                                                                                                                     -----------
                                                                                                                      14,567,925


                        Oppenheimer High Income Fund/VA

--------------------------------------------------------------------------------
Statement of Investments  (Continued)
--------------------------------------------------------------------------------

                                                                                                 Principal          Market Value
                                                                                                 Amount             See Note 1
--------------------------------------------------------------------------------------------------------------------------------
Healthcare--2.3%
Charles River Laboratories International, Inc., 13.50% Sr. Sub. Nts., Series B, 10/1/09          $  715,000          $   754,325
--------------------------------------------------------------------------------------------------------------------------------
Fresenius Medical Care Capital Trust II, 7.875% Nts., 2/1/08                                      2,525,000            2,304,062
--------------------------------------------------------------------------------------------------------------------------------
ICN Pharmaceuticals, Inc.:
8.75% Sr. Nts., 11/15/08(1)                                                                         300,000              301,500
9.75% Sr. Nts., 11/15/08(6)                                                                       1,065,000            1,070,325
--------------------------------------------------------------------------------------------------------------------------------
King Pharmaceuticals, Inc., 10.75% Sr. Unsec. Sub. Nts., 2/15/09                                    919,000              974,140
--------------------------------------------------------------------------------------------------------------------------------
Magellan Health Services, Inc., 9% Sr. Sub. Nts., 2/15/08                                         1,200,000              846,000
--------------------------------------------------------------------------------------------------------------------------------
Tenet Healthcare Corp.:
8.625% Sr. Sub. Nts., 1/15/07                                                                       300,000              308,625
9.25% Sr. Nts., 9/1/10                                                                              850,000              927,562
--------------------------------------------------------------------------------------------------------------------------------
Unilab Finance Corp., 12.75% Sr. Sub. Nts., 10/1/09                                                 250,000              272,500
                                                                                                                     -----------
                                                                                                                       7,759,039
--------------------------------------------------------------------------------------------------------------------------------
Housing--1.1%
Building Materials Corp. of America, 8.625% Sr. Nts., Series B, 12/15/06                            500,000              127,500
--------------------------------------------------------------------------------------------------------------------------------
D.R. Horton, Inc.:
8% Sr. Nts., 2/1/09                                                                                 500,000              452,500
9.75% Sr. Sub. Nts., 9/15/10                                                                        900,000              850,500
--------------------------------------------------------------------------------------------------------------------------------
Del Webb Corp., 10.25% Sr. Unsec. Sub. Nts., 2/15/10                                                600,000              519,000
--------------------------------------------------------------------------------------------------------------------------------
Nortek, Inc.:
9.125% Sr. Unsec. Nts., Series B, 9/1/07                                                          1,400,000            1,270,500
9.25% Sr. Nts., Series B, 3/15/07                                                                   625,000              573,437
                                                                                                                     -----------
                                                                                                                       3,793,437
--------------------------------------------------------------------------------------------------------------------------------
Information Technology--3.3%
Amkor Technologies, Inc.:
9.25% Sr. Unsec. Nts., 5/1/06                                                                       800,000              758,000
10.50% Sr. Unsec. Sub. Nts., 5/1/09                                                                 500,000              471,250
--------------------------------------------------------------------------------------------------------------------------------
Cherokee International LLC, 10.50% Sr. Unsec. Sub. Nts., Series B, 5/1/09                         1,000,000              872,500
--------------------------------------------------------------------------------------------------------------------------------
Chippac International Ltd., 12.75% Sr. Unsec. Sub. Nts., Series B, 8/1/09                           250,000              211,250
--------------------------------------------------------------------------------------------------------------------------------
Details, Inc., 10% Sr. Sub. Nts., Series B, 11/15/05                                                500,000              462,500
--------------------------------------------------------------------------------------------------------------------------------
EchoStar Broadband Corp., 10.375% Sr. Nts., 10/1/07(6)                                            5,600,000            5,530,000
--------------------------------------------------------------------------------------------------------------------------------
Fairchild Semiconductor International, Inc., 10.375% Sr. Unsec. Nts., 10/1/07                       850,000              803,250
--------------------------------------------------------------------------------------------------------------------------------
Fisher Scientific International, Inc.:
9% Sr. Unsec. Sub. Nts., 2/1/08                                                                     750,000              699,375
9% Sr. Unsec. Sub. Nts., 2/1/08                                                                     365,000              340,362
--------------------------------------------------------------------------------------------------------------------------------
Flextronics International Ltd., 9.875% Sr. Sub. Nts., 7/1/10(6)                                     700,000              686,000
--------------------------------------------------------------------------------------------------------------------------------
Seagate Technology International, 12.50% Sr. Unsec. Sub. Nts., 11/15/07(6)                          350,000              332,500
                                                                                                                     -----------
                                                                                                                      11,166,987


                     Oppenheimer High Income Fund/VA

--------------------------------------------------------------------------------
Statement of Investments  (Continued)
--------------------------------------------------------------------------------

                                                                                                 Principal          Market Value
                                                                                                 Amount             See Note 1
--------------------------------------------------------------------------------------------------------------------------------
Manufacturing--1.9%
Actuant Corp., 13% Sr. Sub. Nts., 5/1/09                                                         $  600,000           $  549,000
--------------------------------------------------------------------------------------------------------------------------------
AMC Entertainment, Inc., 9.50% Sr. Unsec. Sub. Nts., 2/1/11                                       1,200,000              699,000
--------------------------------------------------------------------------------------------------------------------------------
Blount, Inc., 13% Sr. Sub. Nts., 8/1/09                                                             800,000              620,000
--------------------------------------------------------------------------------------------------------------------------------
Burke Industries, Inc., 10% Sr. Sub. Nts., 8/15/07                                                  400,000              102,000
--------------------------------------------------------------------------------------------------------------------------------
Eagle-Picher Industries, Inc., 9.375% Sr. Unsec. Sub. Nts., 3/1/08                                  850,000              556,750
--------------------------------------------------------------------------------------------------------------------------------
Grove Worldwide LLC, 9.25% Sr. Sub. Nts., 5/1/08                                                  1,600,000              152,000
--------------------------------------------------------------------------------------------------------------------------------
Hydrochem Industrial Services, Inc., 10.375% Sr. Sub. Nts., 8/1/07                                  250,000              188,750
--------------------------------------------------------------------------------------------------------------------------------
Insilco Corp., 12% Sr. Sub. Nts., 8/15/07                                                         1,200,000            1,194,000
--------------------------------------------------------------------------------------------------------------------------------
International Wire Group, Inc., 11.75% Sr. Sub. Nts., Series B, 6/1/05                              500,000              490,000
--------------------------------------------------------------------------------------------------------------------------------
Jordan Industries, Inc., 10.375% Sr. Unsec. Nts., Series D, 8/1/07                                  700,000              591,500
--------------------------------------------------------------------------------------------------------------------------------
Moll Industries, Inc., 10.50% Sr. Unsec. Sub. Nts., 7/1/08                                          560,000              159,600
--------------------------------------------------------------------------------------------------------------------------------
Roller Bearing Co. of America, Inc., 9.625% Sr. Sub. Nts., Series B, 6/15/07                        560,000              495,600
--------------------------------------------------------------------------------------------------------------------------------
Terex Corp.:
8.875% Sr. Unsec. Sub. Nts., 4/1/08(1)                                                              400,000              346,500
8.875% Sr. Unsec. Sub. Nts., Series C, 4/1/08                                                       400,000              346,500
                                                                                                                      ----------
                                                                                                                       6,491,200
--------------------------------------------------------------------------------------------------------------------------------
Media/Entertainment: Broadcasting--1.4%
AMFM Operating, Inc., 12.625% Sr. Sub. Debs., Series E, 10/31/06(8)                                 148,500              165,206
--------------------------------------------------------------------------------------------------------------------------------
Chancellor Media Corp., 8.75% Sr. Unsec. Sub. Nts., Series B, 6/15/07                               975,000            1,004,250
--------------------------------------------------------------------------------------------------------------------------------
Citadel Broadcasting Co., 9.25% Sr. Unsec. Sub. Nts., 11/15/08                                      500,000              487,500
--------------------------------------------------------------------------------------------------------------------------------
Cumulus Media, Inc., 10.375% Sr. Unsec. Sub. Nts., 7/1/08                                           900,000              726,750
--------------------------------------------------------------------------------------------------------------------------------
Emmis Communications Corp., 8.125% Sr. Unsec. Sub. Nts., Series B, 3/15/09                        1,000,000              930,000
--------------------------------------------------------------------------------------------------------------------------------
Radio One, Inc., 12% Sr. Sub. Nts., Series B, 5/15/04                                               400,000              410,000
--------------------------------------------------------------------------------------------------------------------------------
Spanish Broadcasting System, Inc., 9.625% Sr. Sub. Nts., 11/1/09                                    800,000              708,000
--------------------------------------------------------------------------------------------------------------------------------
Young Broadcasting, Inc., 8.75% Sr. Sub. Debs., 6/15/07                                             200,000              182,250
                                                                                                                      ----------
                                                                                                                       4,613,956


                       Oppenheimer High Income Fund/VA

--------------------------------------------------------------------------------
Statement of Investments  (Continued)
--------------------------------------------------------------------------------

                                                                                                 Principal          Market Value
                                                                                                 Amount             See Note 1
--------------------------------------------------------------------------------------------------------------------------------
Media/Entertainment: Cable/Wireless Video--6.9%
Adelphia Communications Corp.:
7.875% Sr. Unsec. Nts., 5/1/09                                                                   $  360,000          $   295,200
8.125% Sr. Nts., Series B, 7/15/03                                                                1,000,000              935,000
8.375% Sr. Nts., Series B, 2/1/08                                                                 1,000,000              865,000
9.25% Sr. Nts., 10/1/02                                                                             390,000              382,200
9.875% Sr. Nts., Series B, 3/1/07                                                                   140,000              131,250
10.50% Sr. Unsec. Nts., Series B, 7/15/04                                                           340,000              337,450
10.875% Sr. Unsec. Nts., 10/1/10                                                                    250,000              242,500
--------------------------------------------------------------------------------------------------------------------------------
Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp.:
0%/9.92% Sr. Unsec. Disc. Nts., 4/1/11(5)                                                         3,150,000            1,834,875
8.25% Sr. Unsec. Nts., 4/1/07                                                                       350,000              318,500
--------------------------------------------------------------------------------------------------------------------------------
Classic Cable, Inc., 10.50% Sr. Sub. Nts., 3/1/10                                                   750,000              341,250
--------------------------------------------------------------------------------------------------------------------------------
CSC Holdings, Inc.:
7.875% Sr. Unsec. Debs., 2/15/18                                                                  1,000,000              936,532
10.50% Sr. Sub. Debs., 5/15/16(1)                                                                   250,000              272,500
--------------------------------------------------------------------------------------------------------------------------------
Diamond Cable Communications plc, 11.75% Sr. Disc. Nts., 12/15/05                                 2,350,000            2,115,000
--------------------------------------------------------------------------------------------------------------------------------
Diamond Holdings plc, 9.125% Sr. Nts., 2/1/08(1)                                                    400,000              328,000
--------------------------------------------------------------------------------------------------------------------------------
Diva Systems Corp., 0%/12.625% Sr. Disc. Nts., Series B, 3/1/08(5)                                  500,000              207,500
--------------------------------------------------------------------------------------------------------------------------------
EchoStar DBS Corp., 9.375% Sr. Unsec. Nts., 2/1/09                                                1,000,000              975,000
--------------------------------------------------------------------------------------------------------------------------------
Insight Midwest LP/Insight Capital, Inc., 9.75% Sr. Nts., 10/1/09                                   700,000              698,250
--------------------------------------------------------------------------------------------------------------------------------
NTL Communications Corp.:
0%/9.78% Sr. Nts., 11/15/09(5)EUR                                                                   500,000              242,940
0%/12.375% Sr. Unsec. Nts., Series B, 10/1/08(5)                                                  1,000,000              545,000
9.875% Sr. Unsec. Nts., Series B, 11/15/09EUR                                                       600,000              474,614
11.50% Sr. Unsec. Nts., Series B, 10/1/08                                                         1,600,000            1,420,000
--------------------------------------------------------------------------------------------------------------------------------
NTL, Inc.:
0%/9.75% Sr. Nts., Series B, 4/15/09(5)GBP                                                        3,225,000            2,119,702
10% Sr. Nts., Series B, 2/15/07                                                                   1,055,000              915,213
--------------------------------------------------------------------------------------------------------------------------------
Rogers Communications, Inc., 8.75% Sr. Nts., 7/15/07CAD                                             500,000              327,064
--------------------------------------------------------------------------------------------------------------------------------
Telewest Communications plc:
0%/9.25% Sr. Disc. Nts., 4/15/09(5)                                                               1,500,000              708,750
0%/9.875% Sr. Disc. Nts., 4/15/09(5)GBP                                                           1,300,000              917,567
11% Sr. Disc. Debs., 10/1/07                                                                        990,000              886,050
11.25% Sr. Nts., 11/1/08                                                                          1,990,000            1,786,025
--------------------------------------------------------------------------------------------------------------------------------
United International Holdings, Inc., 0%/10.75% Sr. Disc. Nts., Series B, 2/15/08(5)               1,040,000              431,600
--------------------------------------------------------------------------------------------------------------------------------
United Pan-Europe Communications NV, 10.875% Sr. Unsec. Nts., Series B, 8/1/09                    1,400,000              903,000
                                                                                                                     -----------
                                                                                                                      22,893,532
--------------------------------------------------------------------------------------------------------------------------------
Media/Entertainment: Diversified Media--1.6%
Ackerley Group, Inc., 9% Sr. Unsec. Sub. Nts., Series B, 1/15/09                                  1,250,000            1,100,000
--------------------------------------------------------------------------------------------------------------------------------
Carmike Cinemas, Inc., 9.375% Gtd. Sr. Sub. Nts., Series B, 2/1/09(4)(7)                          1,250,000              331,250
--------------------------------------------------------------------------------------------------------------------------------
GSP I Corp., 10.15% First Mtg. Bonds, 6/24/10(6)                                                    414,526              402,319
--------------------------------------------------------------------------------------------------------------------------------
IPC Magazines Group plc, 0%/10.75% Bonds, 3/15/08(5)GBP                                           1,200,000            1,057,610
--------------------------------------------------------------------------------------------------------------------------------
Lamar Media Corp., 9.625% Sr. Unsec. Sub. Nts., 12/1/06                                             815,000              843,525
--------------------------------------------------------------------------------------------------------------------------------
Mail-Well I Corp., 8.75% Sr. Unsec. Sub. Nts., Series B, 12/15/08                                   500,000              352,500
--------------------------------------------------------------------------------------------------------------------------------
TV Guide, Inc., 8.125% Sr. Unsec. Sub. Nts., 3/1/09                                                 250,000              243,438
--------------------------------------------------------------------------------------------------------------------------------
WRC Media, Inc./Weekly Reader Corp./Compass Learning Corp.,
12.75% Sr. Sub. Nts., 11/15/09                                                                    1,000,000              806,250



                       Oppenheimer High Income Fund/VA

--------------------------------------------------------------------------------
Statement of Investments  (Continued)
--------------------------------------------------------------------------------

                                                                                                 Principal          Market Value
                                                                                                 Amount             See Note 1
--------------------------------------------------------------------------------------------------------------------------------
Media/Entertainment: Diversified Media  (continued)
Ziff Davis Media, Inc., 12% Sr. Sub. Nts., 7/15/10(6)                                            $  200,000           $  158,000
                                                                                                                      ----------
                                                                                                                       5,294,892
--------------------------------------------------------------------------------------------------------------------------------
Media/Entertainment: Telecommunications--11.7%
360networks, Inc.:
12% Sr. Unsec. Sub. Nts., 8/1/09                                                                    200,000              150,000
13% Sr. Unsec. Nts., 5/1/08EUR                                                                    1,200,000              878,810
--------------------------------------------------------------------------------------------------------------------------------
Adelphia Business Solutions, Inc., 12% Sr. Sub. Nts., 11/1/07                                     1,000,000              385,000
--------------------------------------------------------------------------------------------------------------------------------
Colo.com, Units (each unit consists of $1,000 principal amount of 13.875% sr. nts.,
3/15/10 and one warrant to purchase 19.9718 shares of common stock at $.01 per share)(6)(9)         600,000              381,000
--------------------------------------------------------------------------------------------------------------------------------
COLT Telecom Group plc:
0%/12% Sr. Unsec. Disc. Nts., 12/15/06(5)                                                         1,775,000            1,615,250
7.625% Bonds, 7/31/08DEM                                                                          1,675,000              735,740
10.125% Sr. Nts., 11/30/07GBP                                                                       200,000              304,735
--------------------------------------------------------------------------------------------------------------------------------
Concentric Network Corp., 12.75% Sr. Unsec. Nts., 12/15/07                                          800,000              684,000
--------------------------------------------------------------------------------------------------------------------------------
Covad Communications Group, Inc., 0%/13.50% Sr. Disc. Nts., 3/15/08(5)                            1,000,000              125,000
--------------------------------------------------------------------------------------------------------------------------------
Equinix, Inc., 13% Sr. Unsec. Nts., 12/1/07(1)                                                    1,000,000              705,000
--------------------------------------------------------------------------------------------------------------------------------
ESAT Telecom Group plc, 11.875% Sr. Unsec. Unsub. Nts., 11/1/09EUR                                  500,000              576,320
--------------------------------------------------------------------------------------------------------------------------------
Exodus Communications, Inc.:
10.75% Sr. Nts., 12/15/09EUR                                                                      1,000,000              805,107
10.75% Sr. Unsec. Sub. Nts., 12/15/09                                                               250,000              216,250
11.25% Sr. Nts., 7/1/08                                                                           1,900,000            1,700,500
11.625% Sr. Nts., 7/15/10(6)                                                                      1,300,000            1,163,500
--------------------------------------------------------------------------------------------------------------------------------
FirstWorld Communications, Inc., 0%/13% Sr. Disc. Nts., 4/15/08(5)                                  500,000               57,500
--------------------------------------------------------------------------------------------------------------------------------
FLAG Telecom Holdings Ltd.:
11.625% Sr. Nts., 3/30/10(1)EUR                                                                     250,000              183,086
11.625% Sr. Unsec. Nts., 3/30/10                                                                    250,000              196,250
--------------------------------------------------------------------------------------------------------------------------------
Focal Communications Corp.:
0%/12.125% Sr. Unsec. Disc. Nts., 2/15/08(5)                                                        200,000               85,000
11.875% Sr. Unsec. Nts., Series B, 1/15/10                                                        1,000,000              685,000
--------------------------------------------------------------------------------------------------------------------------------
Global Crossing Holdings Ltd.:
9.125% Sr. Unsec. Nts., 11/15/06                                                                  1,000,000              962,500
9.625% Sr. Unsec. Nts., 5/15/08                                                                   2,000,000            1,890,000
--------------------------------------------------------------------------------------------------------------------------------
Global TeleSystems, Inc., 10.50% Sr. Unsec. Bonds, 12/1/06EUR                                       350,000              133,089
--------------------------------------------------------------------------------------------------------------------------------
GST Telecommunications, Inc., 0%/12.75% Sr. Sub. Nts., 11/15/07(1)(4)(5)(7)                       1,250,000               13,750
--------------------------------------------------------------------------------------------------------------------------------
Intermedia Communications, Inc.:
0%/12.25% Sr. Disc. Nts., Series B, 3/1/09(5)                                                     1,200,000              486,000
8.875% Sr. Nts., 11/1/07                                                                            460,000              324,300
--------------------------------------------------------------------------------------------------------------------------------
Jazztel plc, 13.25% Sr. Unsec. Nts., 12/15/09EUR                                                  2,000,000            1,211,181
--------------------------------------------------------------------------------------------------------------------------------
KMC Telecom Holdings, Inc., 0%/12.50% Sr. Unsec. Disc. Nts., 2/15/08(5)                           1,900,000              133,000
--------------------------------------------------------------------------------------------------------------------------------
Level 3 Communications, Inc.:
0%/10.50% Sr. Disc. Nts., 12/1/08(5)                                                              1,100,000              599,500
9.125% Sr. Unsec. Nts., 5/1/08                                                                    1,500,000            1,218,750
11% Sr. Unsec. Nts., 3/15/08                                                                      1,750,000            1,548,750
11.25% Sr. Unsec. Nts., 3/15/10                                                                     500,000              437,500
--------------------------------------------------------------------------------------------------------------------------------
McLeodUSA, Inc., 8.125% Sr. Unsec. Nts., 2/15/09                                                  1,300,000            1,121,250



                        Oppenheimer High Income Fund/VA

--------------------------------------------------------------------------------
Statement of Investments  (Continued)
--------------------------------------------------------------------------------

                                                                                                 Principal          Market Value
                                                                                                 Amount             See Note 1
--------------------------------------------------------------------------------------------------------------------------------
Media/Entertainment: Telecommunications  (continued)
Metromedia Fiber Network, Inc.:
10% Sr. Nts., 12/15/09                                                                           $1,250,000          $ 1,043,750
10% Sr. Nts., 12/15/09EUR                                                                           500,000              399,056
10% Sr. Unsec. Nts., Series B, 11/15/08                                                           1,600,000            1,336,000
--------------------------------------------------------------------------------------------------------------------------------
Metromedia International Group, Inc., 0%/10.50% Sr. Unsec. Disc. Nts., 9/30/07(5)                   214,074              100,615
--------------------------------------------------------------------------------------------------------------------------------
MGC Communications, Inc./Mpower Holding Corp., 13% Sr. Unsec. Nts., 4/1/10                        1,200,000              540,000
--------------------------------------------------------------------------------------------------------------------------------
Netia Holdings BV, 0%/11% Sr. Disc. Nts., 11/1/07(5)DEM                                             500,000              150,016
--------------------------------------------------------------------------------------------------------------------------------
Netia Holdings II BV, 13.125% Sr. Nts., Series B, 6/15/09                                         1,350,000            1,086,750
--------------------------------------------------------------------------------------------------------------------------------
NorthPoint Communications Group, Inc., 12.875% Nts., 2/15/10                                        800,000               60,000
--------------------------------------------------------------------------------------------------------------------------------
Ntelos, Inc., 13% Sr. Nts., 8/15/10(6)                                                            1,000,000              705,000
--------------------------------------------------------------------------------------------------------------------------------
OpTel, Inc., 13% Sr. Nts., Series B, 2/15/05(4)                                                     750,000              468,750
--------------------------------------------------------------------------------------------------------------------------------
PSINet, Inc.:
10.50% Sr. Unsec. Nts., 12/1/06EUR                                                                1,000,000              286,365
11% Sr. Nts., 8/1/09                                                                              1,000,000              265,000
--------------------------------------------------------------------------------------------------------------------------------
Qwest Communications International, Inc., 0%/9.47% Sr. Disc. Nts., 10/15/07(5)                      500,000              458,631
--------------------------------------------------------------------------------------------------------------------------------
RCN Corp., 10.125% Sr. Unsec. Nts., 1/15/10                                                         500,000              257,500
--------------------------------------------------------------------------------------------------------------------------------
Rhythms NetConnections, Inc., 14% Sr. Unsec. Nts., Series B, 2/15/10                                800,000              188,000
--------------------------------------------------------------------------------------------------------------------------------
RSL Communications plc:
10.50% Sr. Unsec. Nts., 11/5/08                                                                   1,000,000               70,000
12.875% Sr. Unsec. Nts., 3/1/10                                                                   1,000,000               65,000
--------------------------------------------------------------------------------------------------------------------------------
Tele1 Europe BV, 11.875% Sr. Nts., 12/1/09EUR                                                     1,200,000            1,002,745
--------------------------------------------------------------------------------------------------------------------------------
Teligent, Inc., 11.50% Sr. Nts., 12/1/07                                                            400,000               54,000
--------------------------------------------------------------------------------------------------------------------------------
Time Warner Telecom LLC, 9.75% Sr. Nts., 7/15/08                                                    700,000              647,500
--------------------------------------------------------------------------------------------------------------------------------
United Pan-Europe Communications NV:
0%/13.375% Sr. Unsec. Disc. Nts., Series B, 11/1/09(5)                                            1,000,000              310,000
10.875% Sr. Nts., 8/1/09EUR                                                                         250,000              151,398
11.25% Sr. Nts., Series B, 11/1/09EUR                                                               500,000              302,795
--------------------------------------------------------------------------------------------------------------------------------
Versatel Telecom International BV, 11.875% Sr. Nts., 7/15/09                                        800,000              484,000
--------------------------------------------------------------------------------------------------------------------------------
Versatel Telecom International NV, 11.25% Sr. Nts., 3/30/10EUR                                      600,000              360,538
--------------------------------------------------------------------------------------------------------------------------------
Viatel, Inc., 11.25% Sr. Sec. Nts., 4/15/08                                                         600,000              183,000
--------------------------------------------------------------------------------------------------------------------------------
WAM!NET, Inc., 0%/13.25% Sr. Unsec. Disc. Nts., Series B, 3/1/05(5)                               2,100,000              493,500
--------------------------------------------------------------------------------------------------------------------------------
Williams Communications Group, Inc.:
10.875% Sr. Unsec. Nts., 10/1/09                                                                  3,000,000            2,250,000
11.70% Sr. Unsec. Nts., 8/1/08(6)                                                                 2,000,000            1,610,000
--------------------------------------------------------------------------------------------------------------------------------
Winstar Communications, Inc., 12.75% Sr. Nts., 4/15/10                                              700,000              465,500
--------------------------------------------------------------------------------------------------------------------------------
XO Communications, Inc.:
9% Sr. Unsec. Nts., 3/15/08                                                                         800,000              620,000
9.625% Sr. Nts., 10/1/07                                                                            500,000              402,500
10.75% Sr. Unsec. Nts., 11/15/08                                                                    400,000              332,000
                                                                                                                     -----------
                                                                                                                      38,862,527


                       Oppenheimer High Income Fund/VA

--------------------------------------------------------------------------------
Statement of Investments  (Continued)
--------------------------------------------------------------------------------

                                                                                                 Principal          Market Value
                                                                                                 Amount             See Note 1
--------------------------------------------------------------------------------------------------------------------------------
Media/Entertainment: Wireless Communications--10.1%
AirGate PCS, Inc., 0%/13.50% Sr. Sub. Disc. Nts., 10/1/09(5)                                     $  800,000           $  460,000
--------------------------------------------------------------------------------------------------------------------------------
Alamosa PCS Holdings, Inc., 0%/12.875% Sr. Unsec. Disc. Nts., 2/15/10(5)                            200,000               94,000
--------------------------------------------------------------------------------------------------------------------------------
Arch Communications, Inc., 12.75% Sr. Nts., 7/1/07                                                  200,000               69,000
--------------------------------------------------------------------------------------------------------------------------------
CellNet Data Systems, Inc., 0%/14% Sr. Unsec. Disc. Nts., 10/1/07(1)(4)(5)(7)                     1,834,000               13,755
--------------------------------------------------------------------------------------------------------------------------------
Centennial Cellular Corp., 10.75% Sr. Sub. Nts., 12/15/08                                           800,000              756,000
--------------------------------------------------------------------------------------------------------------------------------
Crown Castle International Corp.:
0%/10.375% Sr. Disc. Nts., 5/15/11(5)                                                               700,000              474,250
0%/10.625% Sr. Unsec. Disc. Nts., 11/15/07(5)                                                       940,000              756,700
9% Sr. Nts., 5/15/11                                                                                750,000              729,375
10.75% Sr. Nts., 8/1/11                                                                           1,200,000            1,254,000
--------------------------------------------------------------------------------------------------------------------------------
CTI Holdings SA, 0%/11.50% Sr. Deferred Coupon Nts., 4/15/08(5)                                   1,000,000              387,500
--------------------------------------------------------------------------------------------------------------------------------
Globix Corp., 12.50% Sr. Unsec. Nts., 2/1/10                                                      1,200,000              450,000
--------------------------------------------------------------------------------------------------------------------------------
Horizon PCS, Inc., Units (each unit consists of $1,000 principal amount of 0%/14%
sr. disc. nts., 10/1/10 and one warrant to purchase 12.9 shares of Cl. A common stock
at $5.88 per share)(5)(6)(9)                                                                      1,300,000              539,500
--------------------------------------------------------------------------------------------------------------------------------
IPCS, Inc., Units (each unit consists of $1,000 principal amount of 0%/14% sr. disc. nts.,
7/15/10 and one warrant to purchase 2,971,830 shares of common stock)(5)(6)(9)                      750,000              303,750
--------------------------------------------------------------------------------------------------------------------------------
Leap Wireless International, Inc., 12.50% Sr. Nts., 4/15/10                                         550,000              321,750
--------------------------------------------------------------------------------------------------------------------------------
Microcell Telecommunications, Inc.:
0%/12% Sr. Unsec. Disc. Nts., 6/1/09(5)                                                           1,000,000              670,000
0%/14% Sr. Disc. Nts., Series B, 6/1/06(5)                                                          700,000              672,000
--------------------------------------------------------------------------------------------------------------------------------
Millicom International Cellular SA, 0%/13.50% Sr. Disc. Nts., 6/1/06(5)                             300,000              237,000
--------------------------------------------------------------------------------------------------------------------------------
Nextel Communications, Inc.:
0%/9.75% Sr. Disc. Nts., 10/31/07(5)                                                                250,000              185,625
0%/10.65% Sr. Disc. Nts., 9/15/07(5)                                                              2,000,000            1,585,000
9.375% Sr. Unsec. Nts., 11/15/09                                                                  2,100,000            1,963,500
--------------------------------------------------------------------------------------------------------------------------------
Omnipoint Corp., 11.50% Sr. Nts., 9/15/09(6)                                                      2,200,000            2,475,000
--------------------------------------------------------------------------------------------------------------------------------
ORBCOMM Global LP/ORBCOMM Capital Corp., 14% Sr. Nts., 8/15/04(1)(4)                                600,000               63,000
--------------------------------------------------------------------------------------------------------------------------------
Orion Network Systems, Inc., 0%/12.50% Sr. Disc. Nts., 1/15/07(1)(5)                              1,150,000              304,750
--------------------------------------------------------------------------------------------------------------------------------
Pinnacle Holdings, Inc., 0%/10% Sr. Unsec. Disc. Nts., 3/15/08(5)                                 2,400,000            1,284,000
--------------------------------------------------------------------------------------------------------------------------------
Polska Telefoniz Cyfrowa International Financial II SA, 11.25% Sr. Sub. Nts., 12/1/09EUR            400,000              356,782
--------------------------------------------------------------------------------------------------------------------------------
Price Communications Wireless, Inc.:
9.125% Sr. Sec. Nts., Series B, 12/15/06                                                            800,000              814,000
11.75% Sr. Sub. Nts., 7/15/07                                                                       425,000              452,625
--------------------------------------------------------------------------------------------------------------------------------
Real Time Data Co., 13% Disc. Nts., 5/31/09(6)(8)                                                   447,513              461,332
--------------------------------------------------------------------------------------------------------------------------------
Rural Cellular Corp., 9.625% Sr. Sub. Nts., Series B, 5/15/08                                     1,900,000            1,757,500
--------------------------------------------------------------------------------------------------------------------------------
SBA Communications Corp., 0%/12% Sr. Unsec. Disc. Nts., 3/1/08(5)                                 2,820,000            2,199,600
--------------------------------------------------------------------------------------------------------------------------------
Spectrasite Holdings, Inc.:
0%/11.25% Sr. Unsec. Disc. Nts., 4/15/09(5)                                                         675,000              371,250
0%/12% Sr. Disc. Nts., 7/15/08(5)                                                                 1,640,000            1,016,800
10.75% Sr. Unsec. Nts., Series B, 3/15/10                                                           500,000              466,250
--------------------------------------------------------------------------------------------------------------------------------
TeleCorp PCS, Inc.:
0%/11.625% Sr. Unsec. Sub. Disc. Nts., 4/15/09(5)                                                   800,000              551,000
10.625% Sr. Unsec. Sub. Nts., 7/15/10                                                             1,600,000            1,632,000



                        Oppenheimer High Income Fund/VA

--------------------------------------------------------------------------------
Statement of Investments  (Continued)
--------------------------------------------------------------------------------

                                                                                                 Principal          Market Value
                                                                                                 Amount             See Note 1
--------------------------------------------------------------------------------------------------------------------------------
Media/Entertainment: Wireless Communications  (continued)
Tritel PCS, Inc., 0%/12.75% Sr. Unsec. Sub. Disc. Nts., 5/15/09(5)                               $  800,000          $   552,000
--------------------------------------------------------------------------------------------------------------------------------
Triton PCS, Inc., 0%/11% Sr. Unsec. Sub. Disc. Nts., 5/1/08(5)                                      600,000              477,000
--------------------------------------------------------------------------------------------------------------------------------
US Unwired, Inc., 0%/13.375% Sr. Unsec. Sub. Disc. Nts., Series B, 11/1/09(5)                     2,500,000            1,150,000
--------------------------------------------------------------------------------------------------------------------------------
VoiceStream Wireless Corp., 10.375% Sr. Unsec. Nts., 11/15/09                                     5,016,311            5,398,805
                                                                                                                     -----------
                                                                                                                      33,706,399
--------------------------------------------------------------------------------------------------------------------------------
Metals/Minerals--1.6%
AEI Resources, Inc., 11.50% Sr. Sub. Nts., 12/15/06(1)                                              750,000               11,250
--------------------------------------------------------------------------------------------------------------------------------
AK Steel Corp.:
7.875% Sr. Unsec. Nts., 2/15/09                                                                     500,000              446,250
9.125% Sr. Nts., 12/15/06                                                                         1,200,000            1,149,000
--------------------------------------------------------------------------------------------------------------------------------
California Steel Industries Corp., 8.50% Sr. Unsec. Nts., Series B, 4/1/09                          500,000              422,500
--------------------------------------------------------------------------------------------------------------------------------
Great Lakes Carbon Corp., 10.25% Sr. Sub. Nts., Series B, 5/15/08(1)                              1,500,000              783,750
--------------------------------------------------------------------------------------------------------------------------------
International Utility Structures, Inc., 10.75% Sr. Sub. Nts., 2/1/08(1)                             400,000              274,000
--------------------------------------------------------------------------------------------------------------------------------
Kaiser Aluminum & Chemical Corp., 12.75% Sr. Sub. Nts., 2/1/03                                      600,000              411,000
--------------------------------------------------------------------------------------------------------------------------------
Metallurg Holdings, Inc., 0%/12.75% Sr. Disc. Nts., 7/15/08(5)                                    1,000,000              275,000
--------------------------------------------------------------------------------------------------------------------------------
Metallurg, Inc., 11% Sr. Nts., 12/1/07                                                              740,000              595,700
--------------------------------------------------------------------------------------------------------------------------------
National Steel Corp., 9.875% First Mtg. Bonds, Series D, 3/1/09                                     600,000              243,000
--------------------------------------------------------------------------------------------------------------------------------
P&L Coal Holdings Corp., 9.625% Sr. Sub. Nts., Series B, 5/15/08                                    800,000              801,000
--------------------------------------------------------------------------------------------------------------------------------
Republic Technologies International LLC/RTI Capital Corp., 13.75% Sr. Sec. Nts., 7/15/09            500,000               52,500
                                                                                                                     -----------
                                                                                                                       5,464,950
--------------------------------------------------------------------------------------------------------------------------------
Retail--0.7%
Amazon.com, Inc., 0%/10% Sr. Unsec. Disc. Nts., 5/1/08(5)                                         2,000,000            1,020,000
--------------------------------------------------------------------------------------------------------------------------------
Finlay Enterprises, Inc., 9% Debs., 5/1/08                                                          900,000              787,500
--------------------------------------------------------------------------------------------------------------------------------
Finlay Fine Jewelry Corp., 8.375% Sr. Nts., 5/1/08                                                  600,000              537,000
                                                                                                                     -----------
                                                                                                                       2,344,500
--------------------------------------------------------------------------------------------------------------------------------
Service--3.6%
Allied Waste North America, Inc.:
7.625% Sr. Nts., Series B, 1/1/06                                                                   800,000              762,000
7.875% Sr. Unsec. Nts., Series B, 1/1/09                                                            500,000              466,250
10% Sr. Unsec. Sub. Nts., Series B, 8/1/09                                                        2,500,000            2,368,750
--------------------------------------------------------------------------------------------------------------------------------
American Plumbing & Mechanical, Inc., 11.625% Sr. Sub. Nts., Series B, 10/15/08                     500,000              483,750
--------------------------------------------------------------------------------------------------------------------------------
AP Holdings, Inc., 0%/11.25% Sr. Disc. Nts., 3/15/08(1)(5)                                          450,000               33,188
--------------------------------------------------------------------------------------------------------------------------------
Apcoa, Inc., 9.25% Sr. Unsec. Sub. Nts., 3/15/08(1)                                                 940,000              314,900
--------------------------------------------------------------------------------------------------------------------------------
Brand Scaffold Service, Inc., 10.25% Sr. Unsec. Nts., 2/15/08                                     1,000,000              903,750
--------------------------------------------------------------------------------------------------------------------------------
Comforce Operating, Inc., 12% Sr. Nts., Series B, 12/1/07(1)                                        350,000              159,250
--------------------------------------------------------------------------------------------------------------------------------
Dyncorp, Inc., 9.50% Sr. Sub. Nts., 3/1/07(1)                                                       625,000              515,625
--------------------------------------------------------------------------------------------------------------------------------
Integrated Electric Services, Inc., 9.375% Sr. Sub. Nts., Series B, 2/1/09                          600,000              537,000


                      Oppenheimer High Income Fund/VA

--------------------------------------------------------------------------------
Statement of Investments  (Continued)
--------------------------------------------------------------------------------

                                                                                                 Principal          Market Value
                                                                                                 Amount             See Note 1
--------------------------------------------------------------------------------------------------------------------------------
Service  (continued)
IT Group, Inc., 11.25% Sr. Unsec. Sub. Nts., Series B, 4/1/09                                    $  650,000          $   510,250
--------------------------------------------------------------------------------------------------------------------------------
Kindercare Learning Centers, Inc., 9.50% Sr. Sub. Nts., 2/15/09                                     750,000              678,750
--------------------------------------------------------------------------------------------------------------------------------
Norse CBO Ltd., 9.342% Sub. Bonds, Series 1A, Cl. C2, 8/13/10(1)                                  1,500,000            1,132,969
--------------------------------------------------------------------------------------------------------------------------------
Protection One, Inc., 7.375% Sr. Unsec. Nts., 8/15/05(1)                                          1,200,000              774,000
--------------------------------------------------------------------------------------------------------------------------------
Stericycle, Inc., 12.375% Sr. Unsec. Sub. Nts., Series B, 11/15/09                                  700,000              731,500
--------------------------------------------------------------------------------------------------------------------------------
United Rentals, Inc.:
9% Sr. Unsec. Sub. Nts., Series B, 4/1/09                                                           350,000              264,250
9.25% Sr. Unsec. Sub. Nts., Series B, 1/15/09                                                     1,700,000            1,300,500
                                                                                                                     -----------
                                                                                                                      11,936,682
--------------------------------------------------------------------------------------------------------------------------------
Transportation--4.9%
America West Airlines, Inc., 10.75% Sr. Nts., 9/1/05                                              1,000,000              875,000
--------------------------------------------------------------------------------------------------------------------------------
Amtran, Inc.:
9.625% Nts., 12/15/05(1)                                                                            800,000              668,000
10.50% Sr. Nts., 8/1/04(1)                                                                        1,200,000            1,069,500
--------------------------------------------------------------------------------------------------------------------------------
Atlas Air, Inc.:
9.25% Sr. Nts., 4/15/08(1)                                                                        1,325,000            1,305,125
9.375% Sr. Unsec. Nts., 11/15/06                                                                  1,000,000              985,000
10.75% Sr. Nts., 8/1/05                                                                             700,000              724,500
--------------------------------------------------------------------------------------------------------------------------------
Budget Group, Inc., 9.125% Sr. Unsec. Nts., 4/1/06                                                1,200,000              330,000
--------------------------------------------------------------------------------------------------------------------------------
Dura Operating Corp.:
9% Sr. Sub. Nts., Series B, 5/1/09                                                                1,300,000            1,085,500
9% Sr. Sub. Nts., Series B, 5/1/09EUR                                                               300,000              233,786
--------------------------------------------------------------------------------------------------------------------------------
Great Lakes Dredge & Dock Corp., 11.25% Sr. Unsec. Sub. Nts., 8/15/08                               915,000              910,425
--------------------------------------------------------------------------------------------------------------------------------
Hayes Wheels International, Inc., 11% Sr. Sub. Nts., 7/15/06                                        600,000              453,000
--------------------------------------------------------------------------------------------------------------------------------
HDA Parts System, Inc., 12% Sr. Sub. Nts., 8/1/05(1)                                                500,000              150,000
--------------------------------------------------------------------------------------------------------------------------------
Millenium Seacarriers, Inc., Units (each unit consists of $1,000 principal amount of
11.675% first priority ship mtg. sr. sec. nts., 7/15/05 and one warrant to purchase
five shares of common stock)(2)(9)                                                                  700,000              367,500
--------------------------------------------------------------------------------------------------------------------------------
Navigator Gas Transport plc, 10.50% First Priority Ship Mtg. Nts., 6/30/07(6)                     1,000,000              495,000
--------------------------------------------------------------------------------------------------------------------------------
Oxford Automotive, Inc., 10.125% Sr. Unsec. Sub. Nts., Series D, 6/15/07                          2,125,000            1,455,625
--------------------------------------------------------------------------------------------------------------------------------
Pacific & Atlantic Holdings, Inc., 10.50% Sec. Nts., 12/31/07(1)                                    285,079              129,711
--------------------------------------------------------------------------------------------------------------------------------
Sea Containers Ltd., 7.875% Sr. Nts., 2/15/08                                                     1,500,000              990,000
--------------------------------------------------------------------------------------------------------------------------------
Tenneco, Inc., 11.625% Sr. Unsec. Sub. Nts., Series B, 10/15/09                                     800,000              392,000
--------------------------------------------------------------------------------------------------------------------------------
Trans World Airlines, Inc.:
11.50% Sr. Sec. Nts., 12/15/04(10)                                                                  950,000              517,750
14% Lease Equipment Trust, 7/2/08(1)                                                                775,535              643,694
--------------------------------------------------------------------------------------------------------------------------------
Transtar Holdings LP/Transtar Capital Corp., 13.375% Sr. Disc. Nts., Series B, 12/15/03           2,600,000            2,626,000
                                                                                                                     -----------
                                                                                                                      16,407,116


                        Oppenheimer High Income Fund/VA

--------------------------------------------------------------------------------
Statement of Investments  (Continued)
--------------------------------------------------------------------------------

                                                                                                 Principal          Market Value
                                                                                                 Amount             See Note 1
--------------------------------------------------------------------------------------------------------------------------------
Utility--2.0%
AES Corp. (The), 9.375% Sr. Unsec. Nts., 9/15/10                                                 $1,100,000         $  1,130,250
--------------------------------------------------------------------------------------------------------------------------------
AES Drax Energy Ltd., 11.50% Sr. Sec. Bonds, 8/30/10(6)                                           1,000,000            1,070,000
--------------------------------------------------------------------------------------------------------------------------------
Azurix Corp., 10.75% Sr. Unsec. Nts., Series B, 2/15/10                                             300,000              295,500
--------------------------------------------------------------------------------------------------------------------------------
Calpine Corp., 8.75% Sr. Nts., 7/15/07                                                              545,000              525,051
--------------------------------------------------------------------------------------------------------------------------------
CMS Energy Corp., 9.875% Sr. Unsec. Nts., 10/15/07                                                2,000,000            2,086,030
--------------------------------------------------------------------------------------------------------------------------------
El Paso Electric Co., 9.40% First Mtg. Sec. Nts., Series E, 5/1/11(11)                              555,000              609,304
--------------------------------------------------------------------------------------------------------------------------------
ESI Tractebel Acquisition Corp., 7.99% Sec. Bonds, Series B, 12/30/11                             1,000,000              942,370
                                                                                                                    ------------
                                                                                                                       6,658,505
                                                                                                                    ------------
Total Corporate Bonds and Notes (Cost $297,118,382)                                                                  243,780,317
                                                                                                 Shares
================================================================================================================================
Preferred Stocks--4.6%
--------------------------------------------------------------------------------------------------------------------------------
AmeriKing, Inc., 13% Cum. Sr. Exchangeable, Non-Vtg.(8)                                              11,006               13,757
--------------------------------------------------------------------------------------------------------------------------------
CGA Group Ltd., Series A(1)(8)                                                                       97,034            2,425,850
--------------------------------------------------------------------------------------------------------------------------------
Chesapeake Energy Corp., 7% Cv., Non-Vtg.                                                            27,000            2,067,187
--------------------------------------------------------------------------------------------------------------------------------
Dobson Communications Corp.:
12.25% Sr. Exchangeable, Non-Vtg.(8)                                                                  1,395            1,194,469
13% Sr. Exchangeable, Non-Vtg.(8)                                                                     1,213            1,094,732
--------------------------------------------------------------------------------------------------------------------------------
e.spire Communications, Inc., 12.75% Jr. Redeemable, Non-Vtg.(1)(8)                                     496               35,960
--------------------------------------------------------------------------------------------------------------------------------
Eagle-Picher Holdings, Inc., 11.75% Cum. Exchangeable, Series B, Non-Vtg.(1)(7)                       8,000              131,000
--------------------------------------------------------------------------------------------------------------------------------
Fidelity Federal Bank, l2% Non-Cum. Exchangeable, Series A, Non-Vtg.(1)                                  20                  302
--------------------------------------------------------------------------------------------------------------------------------
Global Crossing Holdings Ltd., 10.50% Sr. Exchangeable(8)                                             7,500              661,875
--------------------------------------------------------------------------------------------------------------------------------
ICG Holdings, Inc., 14.25% Exchangeable, Non-Vtg.(8)                                                    342                   34
--------------------------------------------------------------------------------------------------------------------------------
Intermedia Communications, Inc., 13.50% Exchangeable, Series B(8)                                     1,033              519,083
--------------------------------------------------------------------------------------------------------------------------------
Nebco Evans Holdings, Inc., 11.25% Sr. Redeemable Exchangeable, Non-Vtg.(7)(8)                        7,274                  909
--------------------------------------------------------------------------------------------------------------------------------
Nextel Communications, Inc., 11.125% Exchangeable, Series E, Non-Vtg.(8)                              1,431            1,219,928
--------------------------------------------------------------------------------------------------------------------------------
Pacific & Atlantic Holdings, Inc., 7.50% Cum. Cv., Series A(1)(7)(8)                                 16,406               82,030
--------------------------------------------------------------------------------------------------------------------------------
Paxson Communications Corp., 13.25% Cum. Jr. Exchangeable, Non-Vtg.(1)(8)                                54              492,750
--------------------------------------------------------------------------------------------------------------------------------
PRIMEDIA, Inc.:
8.625% Exchangeable, Series H, Non-Vtg.                                                              10,000              751,250
9.20% Exchangeable, Series F, Non-Vtg.                                                                2,500              195,625
--------------------------------------------------------------------------------------------------------------------------------
Rural Cellular Corp., 11.375% Cum. Sr., Series B, Non-Vtg.(8)                                         1,740            1,396,350
--------------------------------------------------------------------------------------------------------------------------------
SF Holdings Group, Inc.:
13.75% Exchangeable(6)                                                                                   55              166,375
13.75% Exchangeable, Series B, Non-Vtg.(8)                                                              196              592,900
--------------------------------------------------------------------------------------------------------------------------------
Sovereign Real Estate Investment Trust, 12% Non-Cum., Series A(6)                                    10,000              805,000
--------------------------------------------------------------------------------------------------------------------------------
XO Communications, Inc.:
13.50% Sr., Series E(8)                                                                                 693              320,513
14% Cum. Sr. Exchangeable Redeemable(8)                                                              36,874            1,115,439
                                                                                                                     -----------
Total Preferred Stocks (Cost $21,335,470)                                                                             15,283,318



                      Oppenheimer High Income Fund/VA

--------------------------------------------------------------------------------
Statement of Investments  (Continued)
--------------------------------------------------------------------------------

                                                                                                                    Market Value
                                                                                                    Shares          See Note 1
================================================================================================================================
Common Stocks--0.2%
--------------------------------------------------------------------------------------------------------------------------------
Aurora Foods, Inc.(1)(7)                                                                             12,397             $ 15,109
--------------------------------------------------------------------------------------------------------------------------------
Celcaribe SA(6)(7)                                                                                  121,950              198,169
--------------------------------------------------------------------------------------------------------------------------------
ECM Fund, Limited Partnership Interest(1)                                                               150              131,437
--------------------------------------------------------------------------------------------------------------------------------
Equitable Bag, Inc.(1)(7)                                                                             3,723                3,723
--------------------------------------------------------------------------------------------------------------------------------
Forest Oil Corp.(7)                                                                                   5,000              184,375
--------------------------------------------------------------------------------------------------------------------------------
Geotek Communications, Inc.(1)(7)                                                                       226                    2
--------------------------------------------------------------------------------------------------------------------------------
Gulfstream Holding, Inc.(7)                                                                              56                   --
--------------------------------------------------------------------------------------------------------------------------------
ICO Global Communication Holdings Ltd.(7)                                                            42,107              147,375
--------------------------------------------------------------------------------------------------------------------------------
OpTel, Inc., Non-Vtg.(1)(7)                                                                             945                    9
--------------------------------------------------------------------------------------------------------------------------------
SF Holdings Group, Inc., Cl. C(1)(7)                                                                  7,250               36,250
--------------------------------------------------------------------------------------------------------------------------------
WRC Media Corp.(1)(7)                                                                                 1,353                   14
                                                                                                                        --------
Total Common Stocks (Cost $747,513)                                                                                      716,463

                                                                                                   Units
================================================================================================================================
Rights, Warrants and Certificates--0.4%
--------------------------------------------------------------------------------------------------------------------------------
ASAT Finance LLC Wts., Exp. 11/1/06                                                                     500               15,250
--------------------------------------------------------------------------------------------------------------------------------
CellNet Data Systems, Inc. Wts., Exp. 10/1/07(6)                                                      1,434                  896
--------------------------------------------------------------------------------------------------------------------------------
CGA Group Ltd. Wts., Exp. 6/16/07(1)                                                                 62,000               18,600
--------------------------------------------------------------------------------------------------------------------------------
Charles River Laboratories International, Inc. Wts., Exp. 10/1/09(1)                                  1,100               13,200
--------------------------------------------------------------------------------------------------------------------------------
Clearnet Communications, Inc. Wts., Exp. 9/15/05                                                        660               21,935
--------------------------------------------------------------------------------------------------------------------------------
Concentric Network Corp. Wts., Exp. 12/15/07(1)                                                         750              322,781
--------------------------------------------------------------------------------------------------------------------------------
Covergent Communications, Inc. Wts., Exp. 4/1/08(1)                                                   2,000               21,000
--------------------------------------------------------------------------------------------------------------------------------
Decrane Aircraft Holdings, Inc. Wts., Exp. 9/30/08                                                    1,750                   --
--------------------------------------------------------------------------------------------------------------------------------
Diva Systems Corp. Wts., Exp. 3/1/08(1)                                                               1,500               12,188
--------------------------------------------------------------------------------------------------------------------------------
e.spire Communications, Inc. Wts., Exp. 11/1/05(1)                                                      475                1,711
--------------------------------------------------------------------------------------------------------------------------------
Equinix, Inc. Wts., Exp. 12/1/07(1)                                                                   1,000              110,125
--------------------------------------------------------------------------------------------------------------------------------
Geotek Communications, Inc. Wts., Exp. 7/15/05(1)                                                    52,500                  525
--------------------------------------------------------------------------------------------------------------------------------
Golden State Bancorp, Inc. Wts., Exp. 1/1/01                                                         15,626               18,556
--------------------------------------------------------------------------------------------------------------------------------
Gothic Energy Corp. Wts.:
Exp. 1/23/03                                                                                          8,351                   --
Exp. 1/23/03(1)                                                                                       4,766                   48
Exp. 9/1/04                                                                                          14,000                   --
--------------------------------------------------------------------------------------------------------------------------------
ICG Communications, Inc. Wts., Exp. 9/15/05                                                           5,940                  757
--------------------------------------------------------------------------------------------------------------------------------
ICO Global Communication Holdings Ltd. Wts.:
Exp. 5/16/06(1)                                                                                      10,561                2,640
Exp. 5/16/06                                                                                             16                   18
--------------------------------------------------------------------------------------------------------------------------------
In-Flight Phone Corp. Wts., Exp. 8/31/02                                                                950                   --
--------------------------------------------------------------------------------------------------------------------------------
Insilco Corp. Wts., Exp. 8/15/07(1)                                                                     765                  765
--------------------------------------------------------------------------------------------------------------------------------
KMC Telecom Holdings, Inc. Wts., Exp. 4/15/08(1)                                                      2,455                5,065
--------------------------------------------------------------------------------------------------------------------------------
Leap Wireless International, Inc. Wts., Exp. 4/15/10(1)                                                 550                2,269
--------------------------------------------------------------------------------------------------------------------------------
Long Distance International, Inc. Wts., Exp. 4/13/08(1)                                                 800                   80
--------------------------------------------------------------------------------------------------------------------------------
Loral Space & Communications Ltd. Wts., Exp. 1/15/07(1)                                                 800                4,150



                        Oppenheimer High Income Fund/VA

--------------------------------------------------------------------------------
Statement of Investments  (Continued)
--------------------------------------------------------------------------------

                                                                                                                    Market Value
                                                                                                Units               See Note 1
================================================================================================================================
Rights, Warrants and Certificates  (continued)
--------------------------------------------------------------------------------------------------------------------------------
Microcell Telecommunications, Inc. Wts., Exp. 6/1/06(1)                                               3,200         $    132,592
--------------------------------------------------------------------------------------------------------------------------------
Millenium Seacarriers, Inc. Wts., Exp. 7/15/05(1)                                                     1,500                   15
--------------------------------------------------------------------------------------------------------------------------------
Ntelos, Inc. Wts., Exp. 8/15/10                                                                       1,000                3,125
--------------------------------------------------------------------------------------------------------------------------------
Pathmark Stores, Inc. Wts., Exp. 9/19/10                                                             20,000               96,250
--------------------------------------------------------------------------------------------------------------------------------
PLD Telekom, Inc. Wts., Exp. 3/31/03(1)                                                                 170                    9
--------------------------------------------------------------------------------------------------------------------------------
Protection One Alarm Monitoring, Inc. Wts.:
Exp. 11/1/03(1)                                                                                      28,000               49,000
Exp. 6/30/05(1)                                                                                       1,600                  160
--------------------------------------------------------------------------------------------------------------------------------
R&B Falcon Corp. Wts., Exp. 5/1/09(6)                                                                 1,000              488,750
--------------------------------------------------------------------------------------------------------------------------------
Real Time Data Co. Wts., Exp. 5/31/04(1)                                                            121,440                1,214
--------------------------------------------------------------------------------------------------------------------------------
Republic Technologies International LLC Wts., Exp. 7/15/09(1)                                           500                    5
--------------------------------------------------------------------------------------------------------------------------------
Telergy, Inc. Wts., Exp. 9/25/10(1)                                                                   2,019                   20
--------------------------------------------------------------------------------------------------------------------------------
WAM!NET, Inc. Wts., Exp. 3/1/05(1)                                                                    5,250               47,906
                                                                                                                    ------------
Total Rights, Warrants and Certificates (Cost $249,248)                                                                1,391,605

                                                                                                Principal
                                                                                                Amount
================================================================================================================================
Structured Instruments--1.2%
--------------------------------------------------------------------------------------------------------------------------------
Bear Stearns, Inc., High Yield Bond Index Linked Nts.:
10%, 2/16/01                                                                                    $ 3,000,000            2,713,500
10%, 3/14/01                                                                                      1,500,000            1,344,000
                                                                                                                    ------------
Total Structured Instruments (Cost $4,500,000)                                                                         4,057,500

================================================================================================================================
Repurchase Agreements--15.1%
--------------------------------------------------------------------------------------------------------------------------------
Repurchase agreement with PaineWebber, Inc., 6.09%, dated 12/29/00, to be repurchased at $50,271,994 on 1/2/01, collateralized by Government National
Mortgage Assn.,
6.50%--8.50%, 2/15/27--12/20/30, with a value of $59,067,009 (Cost $50,238,000)                  50,238,000           50,238,000
--------------------------------------------------------------------------------------------------------------------------------
Total Investments, at Value (Cost $386,833,352)                                                        98.0%         326,797,842
--------------------------------------------------------------------------------------------------------------------------------
Other Assets Net of Liabilities                                                                         2.0            6,734,699
                                                                                               ------------         ------------
Net Assets                                                                                            100.0%        $333,532,541
                                                                                               ============         ============

Principal amount is reported in U.S. Dollars, except for those denoted in the following currencies:
   CAD--Canadian Dollar   DEM--German Mark
   EUR--Euro              GBP--British Pound Sterling     IDR--Indonesian Rupiah
1. Identifies issues considered to be illiquid or restricted--See Note 7 of Notes to Financial Statements.
2. Represents the current interest rate for a variable or increasing rate security.
3. Zero-coupon bond reflects the effective yield on the date of purchase.
4. Issuer is in default.
5. Denotes a step bond: a zero-coupon bond that converts to a fixed or variable interest rate at a designated future date.
6. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $20,748,166 or 6.22% of the Fund's net assets as of December 31, 2000.
7. Non-income-producing security.
8. Interest or dividend is paid in kind.
9. Units may be comprised of several components, such as debt and equity and/or warrants to purchase equity at some point in the future. For units which represent debt securities, principal amount disclosed represents total underlying principal.
10. Securities with an aggregate market value of $517,750 are held in collateralized accounts to cover initial margin requirements on open futures sales contracts. See Note 6 of Notes to Financial Statements.
11. A sufficient amount of securities has been designated to cover outstanding foreign currency contracts. See Note 5 of Notes to Financial Statements.

See accompanying Notes to Financial Statements.


                      Oppenheimer High Income Fund/VA

--------------------------------------------------------------------------------
Statement of Assets and Liabilities  December 31, 2000
--------------------------------------------------------------------------------

================================================================================================================================
Assets
Investments, at value (including repurchase agreement of $50,238,000)
(cost $386,833,352)--see accompanying statement                                                                     $326,797,842
--------------------------------------------------------------------------------------------------------------------------------
Cash                                                                                                                      22,848
--------------------------------------------------------------------------------------------------------------------------------
Receivables and other assets:
Interest, dividends and principal paydowns                                                                             7,186,708
Shares of beneficial interest sold                                                                                       459,147
Other                                                                                                                      4,964
                                                                                                                     -----------
Total assets                                                                                                         334,471,509
================================================================================================================================
Liabilities
Unrealized depreciation on foreign currency contracts                                                                    231,826
--------------------------------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Shares of beneficial interest redeemed                                                                                   466,274
Daily variation on futures contracts                                                                                     192,431
Closed foreign currency contracts                                                                                         14,538
Transfer and shareholder servicing agent fees                                                                              1,112
Trustees' compensation                                                                                                     1,033
Other                                                                                                                     31,754
                                                                                                                    ------------
Total liabilities                                                                                                        938,968
================================================================================================================================
Net Assets                                                                                                          $333,532,541
                                                                                                                    ============
================================================================================================================================
Composition of Net Assets
Par value of shares of beneficial interest                                                                          $     35,997
--------------------------------------------------------------------------------------------------------------------------------
Additional paid-in capital                                                                                           382,737,169
--------------------------------------------------------------------------------------------------------------------------------
Undistributed net investment income                                                                                   34,837,377
--------------------------------------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and foreign currency transactions                                       (24,044,477)
--------------------------------------------------------------------------------------------------------------------------------
Net unrealized depreciation on investments and translation of
assets and liabilities denominated in foreign currencies                                                             (60,033,525)
                                                                                                                    ------------
Net assets--applicable to 35,996,926 shares of beneficial interest outstanding                                      $333,532,541
                                                                                                                    ============
================================================================================================================================
Net Asset Value, Redemption Price Per Share and Offering Price Per Share                                                   $9.27

See accompanying Notes to Financial Statements.

                       Oppenheimer High Income Fund/VA

--------------------------------------------------------------------------------
Statement of Operations  For the Year Ended December 31, 2000
--------------------------------------------------------------------------------

================================================================================================================================
Investment Income
Interest (net of foreign withholding taxes of $7,257)                                                               $ 34,666,883
--------------------------------------------------------------------------------------------------------------------------------
Dividends                                                                                                              2,367,815
                                                                                                                    ------------
Total income                                                                                                          37,034,698
================================================================================================================================
Expenses
Management fees                                                                                                        2,436,299
--------------------------------------------------------------------------------------------------------------------------------
Custodian fees and expenses                                                                                               21,638
--------------------------------------------------------------------------------------------------------------------------------
Trustees' compensation                                                                                                     5,275
--------------------------------------------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees                                                                              3,029
--------------------------------------------------------------------------------------------------------------------------------
Other                                                                                                                    119,452
                                                                                                                    ------------
Total expenses                                                                                                         2,585,693
Less expenses paid indirectly                                                                                             (9,325)
                                                                                                                    ------------
Net expenses                                                                                                           2,576,368
================================================================================================================================
Net Investment Income                                                                                                 34,458,330
================================================================================================================================
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments                                                                                                          (12,865,761)
Closing of futures contracts                                                                                            (311,826)
Foreign currency transactions                                                                                            568,453
                                                                                                                    ------------
Net realized loss                                                                                                    (12,609,134)
--------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized depreciation on:
Investments                                                                                                          (33,314,922)
Translation of assets and liabilities denominated in foreign currencies                                               (1,145,911)
                                                                                                                    ------------
Net change                                                                                                           (34,460,833)
                                                                                                                    ------------
Net realized and unrealized loss                                                                                     (47,069,967)
================================================================================================================================
Net Decrease in Net Assets Resulting from Operations                                                                $(12,611,637)
                                                                                                                    ============

See accompanying Notes to Financial Statements.


                     Oppenheimer High Income Fund/VA

--------------------------------------------------------------------------------
Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                                              Year Ended December 31,
                                                                                              2000                  1999
================================================================================================================================
Operations
Net investment income                                                                          $ 34,458,330         $ 32,738,738
--------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss)                                                                        (12,609,134)          (5,996,441)
--------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)                                            (34,460,833)         (12,106,097)
                                                                                               ------------         ------------
Net increase (decrease) in net assets resulting from operations                                 (12,611,637)          14,636,200
================================================================================================================================
Dividends and/or Distributions to Shareholders
Dividends from net investment income                                                            (33,307,606)         (23,246,834)
================================================================================================================================
Beneficial Interest Transactions
Net increase in net assets resulting from beneficial interest transactions                       38,623,186           20,876,575
================================================================================================================================
Net Assets
Total increase (decrease)                                                                        (7,296,057)          12,265,941
--------------------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                             340,828,598          328,562,657
                                                                                               ------------         ------------
End of period (including undistributed net investment
income of $34,837,377 and $32,932,864, respectively)                                           $333,532,541         $340,828,598
                                                                                               ============         ============

See accompanying Notes to Financial Statements.



See accompanying Notes to Financial Statements.


                       Oppenheimer High Income Fund/VA

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

                                                               Year Ended December 31,
                                                               2000           1999          1998          1997          1996
================================================================================================================================
Per Share Operating Data
Net asset value, beginning of period                             $10.72         $11.02        $11.52        $11.13        $10.63
--------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                              1.00           1.01           .95           .94           .97
Net realized and unrealized gain (loss)                           (1.36)          (.55)         (.90)          .37           .58
--------------------------------------------------------------------------------------------------------------------------------
Total income (loss) from investment operations                     (.36)           .46           .05          1.31          1.55
--------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                              (1.09)          (.76)         (.25)         (.91)        (1.05)
Distributions from net realized gain                                 --             --          (.30)         (.01)           --
--------------------------------------------------------------------------------------------------------------------------------
Total dividends and/or distributions to shareholders              (1.09)          (.76)         (.55)         (.92)        (1.05)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                   $ 9.27         $10.72        $11.02        $11.52        $11.13
                                                                 ======         ======        ======        ======        ======
================================================================================================================================
Total Return, at Net Asset Value(1)                               (3.74)%         4.29%         0.31%        12.21%        15.26
================================================================================================================================
Ratios/Supplemental Data
Net assets, end of period (in thousands)                       $333,533       $340,829      $328,563      $291,323      $191,293
--------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                              $329,260       $340,519      $322,748      $223,617      $157,203
--------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:(2)
Net investment income                                             10.47%          9.61%         8.65%         8.88%         9.18%
Expenses                                                           0.79%          0.75%         0.78%(3)      0.82%(3)      0.81%(3)
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                              31%            33%          161%          168%          125%

1. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
2. Annualized for periods of less than one full year.
3. Expense ratio has not been grossed up to reflect the effect of expenses paid indirectly.

See accompanying Notes to Financial Statements.


                      Oppenheimer High Income Fund/VA

--------------------------------------------------------------------------------
Notes to Financial Statements
--------------------------------------------------------------------------------

================================================================================
1. Significant Accounting Policies
Oppenheimer High Income Fund/VA (the Fund) is a separate series of Oppenheimer Variable Account Funds (the Trust), an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek a high level of current income from investment in high yield, fixed income securities. The Trust's investment advisor is OppenheimerFunds, Inc. (the Manager). The following is a summary of significant accounting policies consistently followed by the Fund.
--------------------------------------------------------------------------------
Securities Valuation. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Trustees, or at their fair value. Fair value is determined in good faith under consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).
--------------------------------------------------------------------------------
Structured Notes. The Fund invests in foreign currency-linked structured notes whose market value and redemption price are linked to foreign currency exchange rates. The structured notes are leveraged, which increases the notes' volatility relative to the principal of the security. Fluctuations in value of these securities are recorded as unrealized gains and losses in the accompanying financial statements. As of December 31, 2000, the market value of these securities comprised 1.2% of the Fund's net assets and resulted in unrealized losses in the current period of $442,500. The Fund also hedges a portion of the foreign currency exposure generated by these securities, as discussed in Note 5.
--------------------------------------------------------------------------------
Security Credit Risk. The Fund invests in high yield securities, which may be subject to a greater degree of credit risk, greater market fluctuations and risk of loss of income and principal, and may be more sensitive to economic conditions than lower yielding, higher rated fixed income securities. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of December 31, 2000, securities with an aggregate market value of $1,147,630, representing 0.34% of the Fund's net assets, were in default.
--------------------------------------------------------------------------------
Foreign Currency Translation. The accounting records of the Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.
     The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.
--------------------------------------------------------------------------------
Repurchase Agreements. The Fund requires the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.


                       Oppenheimer High Income Fund/VA

--------------------------------------------------------------------------------
Notes to Financial Statements  (Continued)
--------------------------------------------------------------------------------

================================================================================
1. Significant Accounting Policies  (continued)
Federal Taxes. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers to shareholders.

As of December 31, 2000, the Fund had available for federal income tax purposes unused capital loss carryovers as follows:

                Expiring
                --------------------------------------------
                    2006                         $ 3,401,577
                    2007                           4,933,260
                    2008                          11,572,833

--------------------------------------------------------------------------------
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.
--------------------------------------------------------------------------------
Classification of Dividends and Distributions to Shareholders. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes primarily because of paydown gains and losses and the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.
     The Fund adjusts the classification of distributions to shareholders to reflect the differences between financial statement amounts and distributions determined in accordance with income tax regulations. Accordingly, during the year ended December 31, 2000, amounts have been reclassified to reflect an increase in undistributed net investment income of $753,789. Accumulated net realized loss on investments was increased by the same amount. Net assets of the Fund were unaffected by the reclassifications.
--------------------------------------------------------------------------------
Expense Offset Arrangements. Expenses paid indirectly represent a reduction of custodian fees for earnings on cash balances maintained by the Fund.
--------------------------------------------------------------------------------
Other. Investment transactions are accounted for as of trade date and dividend income is recorded on the ex-dividend date. Discount on securities purchased is accreted over the life of the respective securities, in accordance with federal income tax requirements. Realized gains and losses on investments and options written and unrealized appreciation and depreciation are determined on an identified cost basis, which is the same basis used for federal income tax purposes. Dividends-in-kind are recognized as income on the ex-dividend date, at the current market value of the underlying security. Interest on payment-in-kind debt instruments is accrued as income at the coupon rate and a market adjustment is made periodically.
     The Fund will adopt the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, effective for fiscal years beginning after December 15, 2000. As required, the Fund will begin amortizing premiums on debt securities effective January 1, 2001. Prior to this date, the Fund did not amortize premiums on debt securities. The cumulative effect of this accounting change will have no impact on the total net assets of the Fund, but will result in a $409,614 decrease to cost of securities and a corresponding $409,614 decrease in net unrealized depreciation, based on securities held as of December 31, 2000.
     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.


                    Oppenheimer High Income Fund/VA

--------------------------------------------------------------------------------
Notes to Financial Statements  (Continued)
--------------------------------------------------------------------------------

================================================================================
2. Shares of Beneficial Interest
The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest. Transactions in shares of beneficial interest were as follows:

                                                      Year Ended December 31, 2000              Year Ended December 31, 1999
                                                      -----------------------------------       ---------------------------------
                                                      Shares              Amount                Shares             Amount
--------------------------------------------------------------------------------------------------------------------------------
Sold                                                   14,844,051         $ 144,443,891          13,810,332        $ 149,141,858
Dividends and/or distributions reinvested               3,447,992            33,307,606           2,201,405           23,246,834
Redeemed                                              (14,076,683)         (139,128,311)        (14,037,090)        (151,512,117)
                                                      -----------         -------------         -----------        -------------
Net increase                                            4,215,360         $  38,623,186           1,974,647        $  20,876,575
                                                      ===========         =============         ===========        =============

================================================================================
3. Purchases and Sales of Securities
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended December 31, 2000, were $104,563,318 and $93,055,987, respectively.

As of December 31, 2000, unrealized appreciation (depreciation) based on cost of securities for federal income tax purposes of $389,350,679 was:

            Gross unrealized appreciation           $  6,216,418
            Gross unrealized depreciation            (68,769,255)
                                                    -------------
            Net unrealized depreciation             $(62,552,837)
                                                    =============

================================================================================
4. Fees and Other Transactions with Affiliates
Management Fees. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Trust. The annual fees are 0.75% of the first $200 million of average annual net assets, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million, 0.60% of the next $200 million and 0.50% of average annual net assets over $1 billion. The Fund's management fee for the year ended December 31, 2000, was an annualized rate of 0.74%, before any waiver by the Manager if applicable.
--------------------------------------------------------------------------------
Transfer Agent Fees. OppenheimerFunds Services (OFS), a division of the Manager, is the transfer agent for the Fund and is responsible for maintaining the shareholder registry and shareholder accounting records for the Fund. OFS provides these services for cost. Effective January 1, 2001, the Fund ended the for cost agreement and began paying OFS on a fee per account basis to provide these services.

================================================================================
5. Foreign Currency Contracts
A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts for operational purposes and to seek to protect against adverse exchange rate fluctuations. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.
     The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates as provided by a reliable bank, dealer or pricing service. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities.
     The Fund may realize a gain or loss upon the closing or settlement of the foreign currency transactions. Realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.
     Securities denominated in foreign currency to cover net exposure on outstanding foreign currency contracts are noted in the Statement of Investments where applicable.



                        Oppenheimer High Income Fund/VA

--------------------------------------------------------------------------------
Notes to Financial Statements  (Continued)
--------------------------------------------------------------------------------

================================================================================
5. Foreign Currency Contracts  (continued)
As of December 31, 2000, the Fund had outstanding foreign currency contracts as follows:

                                                         Expiration         Contract             Valuation as of     Unrealized
Contract Description                                     Date               Amount (000s)        December 31, 2000   Depreciation
---------------------------------------------------------------------------------------------------------------------------------
Contracts to Sell
-----------------
British Pound Sterling (GBP)                              6/5/01            2,785 GBP            $4,168,035              $169,608
Canadian Dollar (CAD)                                     4/2/01              540 CAD               360,142                 4,879
Euro (EUR)                                               2/12/01            1,165 EUR             1,095,936                57,339
                                                                                                                         --------
Total Unrealized Depreciation                                                                                            $231,826
                                                                                                                         ========

================================================================================
6. Futures Contracts
A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a particular price on a stipulated future date at a negotiated price. Futures contracts are traded on a commodity exchange. The Fund may buy and sell futures contracts that relate to broadly-based securities indices "financial futures" or debt securities "interest rate futures" in order to gain exposure to or to seek to protect against changes in market value of stock and bonds or interest rates. The Fund may also buy or write put or call options on these futures contracts.
     The Fund generally sells futures contracts to hedge against increases in interest rates and decreases in market value of portfolio securities. The Fund may also purchase futures contracts to gain exposure to changes in interest rates as it may be more efficient or cost effective than actually buying fixed income securities.
     Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.
     Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities reflects a receivable and/or payable for the daily mark to market for variation margin.
     Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

As of December 31, 2000, the Fund had outstanding futures contracts as follows:

                                                                                                                    Unrealized
                                                     Expiration           Number of          Valuation as of        Appreciation
Contract Description                                 Date                 Contracts          December 31, 2000      (Depreciation)
---------------------------------------------------------------------------------------------------------------------------------
Contracts to Purchase
---------------------
Nasdaq 100 Index                                     3/15/01              12                 $2,849,400                  $161,400
Standard & Poor's 500 Index                          3/15/01              10                  3,337,500                   (52,500)
U.S. Treasury Nts., 10 yr.                           3/21/01              35                  3,670,078                   114,844
                                                                                                                         --------
                                                                                                                         $223,744
                                                                                                                         ========

                      Oppenheimer High Income Fund/VA

--------------------------------------------------------------------------------
Notes to Financial Statements  (Continued)
--------------------------------------------------------------------------------

================================================================================
7. Illiquid or Restricted Securities
As of December 31, 2000, investments in securities included issues that are illiquid or restricted. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. The aggregate value of illiquid or restricted securities subject to this limitation as of December 31, 2000, was $29,629,457, which represents 8.88% of the Fund's net assets, of which $3,220,797 is considered restricted. Information concerning restricted securities is as follows:

                                                                                              Valuation Per         Unrealized
                                                  Acquisition              Cost Per           Unit as of            Appreciation
Security                                          Date                     Unit               December 31, 2000     (Depreciation)
---------------------------------------------------------------------------------------------------------------------------------
Bonds
-----
Trans World Airlines, Inc., 14% Lease
Equipment Trust, 7/2/08                           3/19/98                     101.00%               83.00%             $(139,596)

Stocks and Warrants
-------------------
CGA Group Ltd., Preferred Stock, Series A         6/17/98-12/29/98         $   24.97-25.03        $ 25.00                   (110)
CGA Group Ltd. Wts., Exp. 6/16/07                 6/17/97                       0.00                 0.30                 18,600
ECM Fund, Limited Partnership Interest            4/14/92                   1,000.00               876.00                (18,563)
Geotek Communications, Inc.                        4/6/00                       0.00                 0.01                      2
Real Time Data Co. Wts., Exp. 5/31/04             6/30/99                       0.01                 0.01                     --

--------------------------------------------------------------------------------
Independent Auditors' Report
--------------------------------------------------------------------------------

================================================================================
To the Board of Trustees and Shareholders of Oppenheimer Bond Fund/VA:

We have audited the accompanying statement of assets and liabilities of Oppenheimer Bond Fund/VA (which is a series of Oppenheimer Variable Account Funds), including the statement of investments, as of December 31, 2000, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
     We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2000, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer Bond Fund/VA as of December 31, 2000, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

Deloitte & Touche LLP

Denver, Colorado
January 23, 2001

--------------------------------------------------------------------------------
Statement of Investments  December 31, 2000
--------------------------------------------------------------------------------

                                                                                               Principal            Market Value
                                                                                               Amount               See Note 1
================================================================================================================================
Asset-Backed Securities--4.3%
--------------------------------------------------------------------------------------------------------------------------------
Delta Funding Home Equity Loan Trust, Home Equity Loan Asset-Backed Certificates,
Series 2000-2, Cl. B, 8.36%, 8/15/30                                                           $  5,444,000         $  4,737,981
--------------------------------------------------------------------------------------------------------------------------------
NC Finance Trust, Collateralized Mtg. Obligations, Series 1999-I, Cl. ECFD, 8.75%, 12/25/28      12,357,993           11,230,326
--------------------------------------------------------------------------------------------------------------------------------
Option One Mortgage Trust, Collateralized Mtg. Obligations:
Series 1999-1A, 10.06%, 3/26/29(1)                                                                4,371,090            4,227,664
Series 1999-3, Cl. BB, 10.80%, 12/15/29                                                           3,977,236            3,931,250
                                                                                                                    ------------
Total Asset-Backed Securities (Cost $25,021,608)                                                                      24,127,221
================================================================================================================================
Mortgage-Backed Obligations--38.9%
--------------------------------------------------------------------------------------------------------------------------------
Government Agency--25.2%
--------------------------------------------------------------------------------------------------------------------------------
FHLMC/FNMA/Sponsored--25.2%
Federal Home Loan Mortgage Corp., Collateralized Mtg. Obligations, Gtd.
Multiclass Mtg. Participation Certificates:
Series 151, Cl. F, 9%, 5/15/21                                                                      423,847              447,820
Series 1541, Cl. H, 7%, 10/15/22                                                                  4,750,000            4,893,972
Series 1714, Cl. M, 7%, 8/15/23                                                                   2,000,000            2,008,740
--------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Interest-Only Stripped Mtg.-Backed Security:
Series 197, Cl. IO, 9.36%, 4/1/28(2)                                                             12,550,941            3,374,046
Series 202, Cl. IO, 9.34%, 4/1/29(2)                                                            117,990,059           31,027,698
--------------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn.:
6%, 1/25/15(3)                                                                                   19,500,000           19,250,205
6.50%, 3/1/11                                                                                       420,451              421,414
7%, 4/1/04-11/1/25                                                                                  565,831              567,878
7.50%, 1/1/08-1/1/26                                                                              1,896,648            1,930,443
7.50%, 1/25/28(3)                                                                                72,800,000           73,869,432
8%, 5/1/17                                                                                          101,627              104,972
--------------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Collateralized Mtg. Obligations, Gtd. Real Estate Mtg.
Investment Conduit Pass-Through Certificates, Trust 131, Cl. G, 8.75%, 11/25/05                     906,190              934,509
--------------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Gtd. Real Estate Mtg. Investment Conduit
Pass-Through Certificates, Trust 1989-17, Cl. E, 10.40%, 4/25/19                                    467,463              506,464
--------------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Interest-Only Stripped Mtg.-Backed Security,
Trust 294, Cl. 2, 7.88%, 2/1/28(2)                                                               10,134,311            2,470,239
                                                                                                                    ------------
                                                                                                                     141,807,832
--------------------------------------------------------------------------------------------------------------------------------
GNMA/Guaranteed--0.0%
Government National Mortgage Assn., 7%, 1/15/09-5/15/09                                             330,730              337,332
--------------------------------------------------------------------------------------------------------------------------------
Private--13.7%
--------------------------------------------------------------------------------------------------------------------------------
Commercial--12.7%
Asset Securitization Corp., Commercial Mtg. Pass-Through Certificates,
Series 1997-D5, Cl. B2, 6.93%, 2/14/41                                                            5,400,000            2,470,922
--------------------------------------------------------------------------------------------------------------------------------
Asset Securitization Corp., Interest-Only Stripped Mtg.-Backed Security,
Series 1997-D5, Cl. PS1, 9.01%, 2/14/41(2)                                                       17,999,144            1,461,024
--------------------------------------------------------------------------------------------------------------------------------
Capital Lease Funding Securitization LP, Interest-Only Corporate-Backed
Pass-Through Certificates, Series 1997-CTL1, 10.27%, 6/22/24(1)(2)                               29,735,937            1,087,220
--------------------------------------------------------------------------------------------------------------------------------
COMM Bonds, Series 2000-FL2A, Cl. J-NS, 8.92%, 7/15/02(4)                                         2,600,000            2,595,125
--------------------------------------------------------------------------------------------------------------------------------
Commercial Mortgage Acceptance Corp., Collateralized Mtg. Obligations,
Series 1996-C1, Cl. D, 7.395%, 12/25/20(1)(4)                                                     2,500,000            2,523,047


                       Oppenheimer Bond Fund/VA

--------------------------------------------------------------------------------
Statement of Investments  (Continued)
--------------------------------------------------------------------------------

                                                                                               Principal            Market Value
                                                                                               Amount               See Note 1
--------------------------------------------------------------------------------------------------------------------------------
Commercial  (continued)
Commercial Mortgage Asset Trust, Commercial Mtg. Pass-Through Certificates,
Series 1999-C1, Cl. C, 7.35%, 8/17/13                                                          $    673,400          $   688,341
--------------------------------------------------------------------------------------------------------------------------------
CRIIMI MAE Commercial Mortgage Trust I, Collateralized Mtg. Obligations:
Series 1998-C1, Cl. A1, 7%, 11/2/06(5)                                                            3,300,000            3,143,508
Series 1998-C1, Cl. A2, 7%, 3/2/11(5)                                                             9,750,000            9,081,211
--------------------------------------------------------------------------------------------------------------------------------
CS First Boston Mortgage Securities Corp., Interest-Only Stripped Mtg.-Backed Security,
Series 1998-C1, Cl. AX, 8.08%, 4/11/30(2)                                                        24,404,570            1,464,274
--------------------------------------------------------------------------------------------------------------------------------
CS First Boston Mortgage Securities Corp., Mtg. Pass-Through Certificates,
Series 1999-C1, Cl. C, 7.683%, 9/15/09(4)                                                         6,500,000            6,835,156
--------------------------------------------------------------------------------------------------------------------------------
FDIC Trust, Gtd. Real Estate Mtg. Investment Conduit Pass-Through Certificates:
Series 1994-C1, Cl. 2D, 8.70%, 9/25/25                                                            1,500,000            1,500,469
Series 1994-C1, Cl. 2E, 8.70%, 9/25/25                                                            1,500,000            1,467,656
--------------------------------------------------------------------------------------------------------------------------------
First Chicago/Lennar Trust 1, Commercial Mtg. Pass-Through Certificates,
Series 1997-CHL1, Cl. C, 8.124%, 7/25/06(1)(4)                                                    4,024,000            3,929,688
--------------------------------------------------------------------------------------------------------------------------------
First Union-Lehman Brothers Commercial Mortgage Trust, Interest-Only
Stripped Mtg.-Backed Security, Series 1998-C2, 9.27%, 5/18/28(2)                                 29,041,190            1,009,068
--------------------------------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp., Collateralized Mtg. Obligations,
Series 1998-C1, Cl. E, 7.09%, 3/15/11(4)                                                          3,500,000            3,400,469
--------------------------------------------------------------------------------------------------------------------------------
GMAC Commercial Mortgage Securities, Inc., Mtg. Pass-Through Certificates,
Interest-Only Stripped Mtg.-Backed Security, Series 1997-C1, Cl. X, 8.17%, 7/15/27(2)            26,076,397            1,963,879
--------------------------------------------------------------------------------------------------------------------------------
LB-UBS Securities Commercial Mortgage Trust, Commercial Mtg. Pass-Through Certificates,
Series 2000-C3, Cl. C, 7.95%, 2/15/10                                                             5,826,600            6,304,563
--------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Commercial Conduit Mortgage Trust, Interest-Only Stripped
Mtg.-Backed Security, Series 1998-C1, Cl. IO, 8.46%, 2/18/28(1)(2)                               43,255,616            2,162,781
--------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital I, Inc., Commercial Mtg. Pass-Through Certificates,
Series 1997-RR, Cl. D, 7.771%, 4/30/39(1)                                                         4,300,231            3,458,327
--------------------------------------------------------------------------------------------------------------------------------
NationsBank Trust, Lease Pass-Through Certificates, Series 1997A-1, 7.442%, 1/10/11(4)            2,396,734            2,359,285
--------------------------------------------------------------------------------------------------------------------------------
Nomura Asset Securitization Corp., Commercial Mtg. Pass-Through Certificates,
Series 1998-D6, Cl. A3, 6.992%, 3/17/28(4)                                                        4,875,000            4,949,648
--------------------------------------------------------------------------------------------------------------------------------
Potomac Gurnee Financial Corp., Commercial Mtg. Pass-Through Certificates,
Series 1, Cl. C, 7.217%, 12/21/26(1)                                                                250,000              244,063
--------------------------------------------------------------------------------------------------------------------------------
Resolution Trust Corp., Commercial Mtg. Pass-Through Certificates,
Series 1995-C1, Cl. D, 6.90%, 2/25/27                                                             3,000,000            2,958,984
--------------------------------------------------------------------------------------------------------------------------------
Structured Asset Securities Corp., Commercial Mtg.Pass-Through Certificates,
Series 2000-C2, Cl. K, 8.436%, 3/20/03(1)(4)                                                      2,433,471            2,429,669
--------------------------------------------------------------------------------------------------------------------------------
Structured Asset Securities Corp., Multiclass Pass-Through Certificates,
Series 1996-CFL, Cl. D, 7.034%, 2/25/28                                                           1,800,000            1,793,250
                                                                                                                     -----------
                                                                                                                      71,281,627
--------------------------------------------------------------------------------------------------------------------------------
Other--0.0%
Salomon Brothers Mortgage Securities VI, Interest-Only Stripped Mtg.-Backed Security,
Series 1987-3, Cl. B, 12.72%, 10/23/17(1)(2)                                                         44,334               12,289
--------------------------------------------------------------------------------------------------------------------------------
Salomon Brothers Mortgage Securities VI, Principal-Only Stripped Mtg.-Backed Security,
Series 1987-3, Cl. A, 21.10%, 10/23/17(6)                                                            65,607               55,745
                                                                                                                     -----------
                                                                                                                          68,034

                        Oppenheimer Bond Fund/VA

--------------------------------------------------------------------------------
Statement of Investments  (Continued)
--------------------------------------------------------------------------------

                                                                                             Principal              Market Value
                                                                                             Amount                 See Note 1
--------------------------------------------------------------------------------------------------------------------------------
Residential--1.0%
Countrywide Funding Corp., Mtg. Pass-Through Certificates,
Series 1993-12, Cl. B1, 6.625%, 2/25/24                                                      $      906,365         $    837,822
--------------------------------------------------------------------------------------------------------------------------------
Ryland Mortgage Securities Corp. III, Sub. Bonds,
Series 1992-A, Cl. 1A, 8.256%, 3/29/30(4)                                                           136,516              131,056
--------------------------------------------------------------------------------------------------------------------------------
Washington Mutual Finance Corp., Collateralized Mtg. Obligations,
Series 2000-1, Cl. B1, 10.618%, 1/25/40                                                           4,550,000            4,459,000
                                                                                                                    ------------
                                                                                                                       5,427,878
                                                                                                                    ------------
Total Mortgage-Backed Obligations (Cost $227,621,020)                                                                218,922,703
================================================================================================================================
U.S. Government Obligations--8.7%
--------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 6.125%, 8/15/29                                                             22,625,000           24,647,132
--------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Nts.:
5.75%, 8/15/10(7)                                                                                19,060,000           19,981,742
5.75%, 11/15/05                                                                                   1,800,000            1,859,134
6.625%, 5/15/07                                                                                   2,250,000            2,427,610
                                                                                                                    ------------
Total U.S. Government Obligations (Cost $46,747,458)                                                                  48,915,618
================================================================================================================================
Foreign Government Obligations--1.4%
--------------------------------------------------------------------------------------------------------------------------------
Ontario, Canada (Province of) Bonds, 8%, 10/17/01                                                   750,000              761,959
--------------------------------------------------------------------------------------------------------------------------------
PT Hutama Karya Medium-Term Nts., Zero Coupon, 3/17/1999(1)(8)(9)IDR                          1,000,000,000               28,424
--------------------------------------------------------------------------------------------------------------------------------
Quebec (Province of) Debs., 7.50%, 9/15/29                                                        6,300,000            6,761,160
--------------------------------------------------------------------------------------------------------------------------------
Total Foreign Government Obligations (Cost $7,365,631)                                                                 7,551,543
================================================================================================================================
Loan Participations--0.6%
--------------------------------------------------------------------------------------------------------------------------------
Ferrell Cos., Inc., 10.64% Sr. Sec. Loan Participation Nts.,
Series B, 6/17/06(1)(4) (Cost $3,168,874)                                                         3,193,103            3,137,224
================================================================================================================================
Corporate Bonds and Notes--55.5%
--------------------------------------------------------------------------------------------------------------------------------
Aerospace/Defense--0.5%
Atlas Air, Inc. Pass-Through Certificates, Series 1998-1, 8.01%, 1/2/10                           2,610,019            2,664,595
--------------------------------------------------------------------------------------------------------------------------------
Loral Space & Communications Ltd., 9.50% Sr. Nts., 1/15/06                                          200,000              135,000
                                                                                                                    ------------
                                                                                                                       2,799,595
--------------------------------------------------------------------------------------------------------------------------------
Chemicals--2.0%
Avecia Group plc, 11% Sr. Unsec. Nts., 7/1/09                                                       800,000              794,000
--------------------------------------------------------------------------------------------------------------------------------
Huntsman Corp./ICI Chemical Co. plc, 10.125% Sr. Unsec. Sub. Nts., 7/1/09                           800,000              782,000
--------------------------------------------------------------------------------------------------------------------------------
Sterling Chemicals, Inc., 12.375% Sr. Sec. Nts., Series B, 7/15/06                                  600,000              555,000
--------------------------------------------------------------------------------------------------------------------------------
Union Carbide Corp., 6.70% Nts., 4/1/09                                                           9,400,000            9,340,216
                                                                                                                    ------------
                                                                                                                      11,471,216
--------------------------------------------------------------------------------------------------------------------------------
Consumer Non-Durables--0.1%
AKI, Inc., 10.50% Sr. Unsec. Nts., 7/1/08                                                           300,000              232,875
--------------------------------------------------------------------------------------------------------------------------------
Revlon Consumer Products Corp., 9% Sr. Nts., 11/1/06                                                500,000              370,000
--------------------------------------------------------------------------------------------------------------------------------
Styling Technology Corp., 10.875% Sr. Unsec. Sub. Nts., 7/1/08(8)                                   360,000               12,600
                                                                                                                    ------------
                                                                                                                         615,475
--------------------------------------------------------------------------------------------------------------------------------
Energy--1.1%
Colorado Interstate Gas Corp., 10% Sr. Debs., 6/15/05                                               500,000              569,229
--------------------------------------------------------------------------------------------------------------------------------
Enron Corp., 9.875% Debs., 6/15/03                                                                  375,000              403,731
--------------------------------------------------------------------------------------------------------------------------------
Gothic Production Corp., 11.125% Sr. Sec. Nts., Series B, 5/1/05                                    450,000              483,750
--------------------------------------------------------------------------------------------------------------------------------
Gulf Canada Resources Ltd., 8.375% Sr. Nts., 11/15/05(1)                                            500,000              507,500
--------------------------------------------------------------------------------------------------------------------------------
HNG Internorth/Enron Corp., 9.625% Debs., 3/15/06                                                   500,000              563,167



                       Oppenheimer Bond Fund/VA

--------------------------------------------------------------------------------
Statement of Investments  (Continued)
--------------------------------------------------------------------------------

                                                                                                Principal           Market Value
                                                                                                Amount              See Note 1
--------------------------------------------------------------------------------------------------------------------------------
Energy  (continued)
McDermott, Inc., 9.375% Nts., 3/15/02                                                           $   400,000         $    353,485
--------------------------------------------------------------------------------------------------------------------------------
Mitchell Energy & Development Corp., 9.25% Sr. Nts., 1/15/02                                         55,000               55,990
--------------------------------------------------------------------------------------------------------------------------------
Ocean Rig Norway AS, 10.25% Sr. Sec. Nts., 6/1/08                                                   400,000              342,000
--------------------------------------------------------------------------------------------------------------------------------
RBF Finance Co., 11% Sr. Sec. Nts., 3/15/06                                                         455,000              528,937
--------------------------------------------------------------------------------------------------------------------------------
Texaco Capital, Inc., 8.875% Gtd. Debs., 9/1/21(10)                                                 500,000              615,595
--------------------------------------------------------------------------------------------------------------------------------
TXU Australia Holdings Corp., 6.75% Sr. Unsec. Nts., 12/1/06(5)                                   2,000,000            1,931,678
                                                                                                                    ------------
                                                                                                                       6,355,062
--------------------------------------------------------------------------------------------------------------------------------
Financial--28.1%
Aeltus CBO II Ltd./Aeltus CBO II Corp., 7.982% Sr. Sec. Sub. Bonds, 8/6/09(5)                     5,000,000            5,023,050
--------------------------------------------------------------------------------------------------------------------------------
Barclays Bank plc, 8.55% Bonds, 9/29/49(5)                                                        8,850,000            9,297,421
--------------------------------------------------------------------------------------------------------------------------------
BCI U.S. Funding Trust I, 8.01% Bonds, 12/29/49(5)                                                6,500,000            6,159,972
--------------------------------------------------------------------------------------------------------------------------------
CIT Group, Inc. (The):
7.375% Unsec. Unsub. Nts., 3/15/03                                                                  975,000              986,544
7.50% Nts., 11/14/03                                                                              6,500,000            6,590,707
7.625% Sr. Unsec. Nts., 8/16/05                                                                   5,200,000            5,295,337
--------------------------------------------------------------------------------------------------------------------------------
Citigroup, Inc., 7.25% Sub. Nts., 10/1/10                                                         8,500,000            8,773,411
--------------------------------------------------------------------------------------------------------------------------------
ForeningsSparbanken AB (Swedbank), 7.50% Unsec. Sub. Nts., 11/29/49(4)                            8,450,000            8,308,978
--------------------------------------------------------------------------------------------------------------------------------
Heller Financial, Inc., 8% Sr. Unsec. Nts., 6/15/05                                              11,700,000           12,164,923
--------------------------------------------------------------------------------------------------------------------------------
Household Finance Corp., 8% Nts., 5/9/05                                                         11,000,000           11,555,775
--------------------------------------------------------------------------------------------------------------------------------
HVB Fund Trust III, 9% Bonds, 10/22/31(5)                                                        13,000,000           12,637,560
--------------------------------------------------------------------------------------------------------------------------------
ING Capital Funding Trust III, 8.439% Bonds, 12/29/49                                             2,600,000            2,650,461
--------------------------------------------------------------------------------------------------------------------------------
KBC Bank Fund Trust III, 9.86% Bonds, 11/29/49(4)(5)                                             10,700,000           11,547,900
--------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc., 8.25% Unsec. Nts., 6/15/07                                       10,750,000           11,292,251
--------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc., 6.80% Medium-Term Nts., Series B, 11/3/03                              9,750,000            9,836,960
--------------------------------------------------------------------------------------------------------------------------------
Nisource Finance Corp., 7.625% Sr. Unsec. Nts., 11/15/05(5)                                      11,500,000           11,965,083
--------------------------------------------------------------------------------------------------------------------------------
Popular North America, Inc., 6.80% Medium-Term Nts., Series C, 12/21/05                           5,720,000            5,629,481
--------------------------------------------------------------------------------------------------------------------------------
Rothmans Nederland Holdings BV, 6.875% Sr. Unsec. Unsub. Nts., 5/6/08                            18,899,000           17,571,345
--------------------------------------------------------------------------------------------------------------------------------
U.S. Leasing International, Inc., 6.625% Sr. Nts., 5/15/03                                          750,000              751,480
                                                                                                                    ------------
                                                                                                                     158,038,639
--------------------------------------------------------------------------------------------------------------------------------
Food/Tobacco--0.2%
Aurora Foods, Inc., 8.75% Sr. Sub. Nts., Series B, 7/1/08                                           300,000              209,250
--------------------------------------------------------------------------------------------------------------------------------
Canandaigua Brands, Inc., 8.625% Sr. Unsec. Nts., 8/1/06                                          1,000,000            1,022,500
                                                                                                                    ------------
                                                                                                                       1,231,750
--------------------------------------------------------------------------------------------------------------------------------
Forest Products/Containers--0.2%
Potlatch Corp., 9.46% Medium-Term Nts., 4/2/02                                                      500,000              516,596
--------------------------------------------------------------------------------------------------------------------------------
Riverwood International Corp., 10.625% Sr. Unsec. Nts., 8/1/07                                      450,000              452,250
                                                                                                                    ------------
                                                                                                                         968,846
--------------------------------------------------------------------------------------------------------------------------------
Gaming/Leisure--0.6%
HMH Properties, Inc., 8.45% Sr. Nts., Series C, 12/1/08                                             300,000              292,500
--------------------------------------------------------------------------------------------------------------------------------
Intrawest Corp., 9.75% Sr. Nts., 8/15/08                                                            950,000              959,500
--------------------------------------------------------------------------------------------------------------------------------
Meristar Hospitality Corp., 8.75% Sr. Unsec. Sub. Nts., 8/15/07                                     700,000              644,000
--------------------------------------------------------------------------------------------------------------------------------
Mohegan Tribal Gaming Authority:
8.125% Sr. Nts., 1/1/06                                                                             400,000              403,000
8.75% Sr. Unsec. Sub. Nts., 1/1/09                                                                  300,000              301,125


                        Oppenheimer Bond Fund/VA

--------------------------------------------------------------------------------
Statement of Investments  (Continued)
--------------------------------------------------------------------------------

                                                                                                 Principal          Market Value
                                                                                                 Amount             See Note 1
--------------------------------------------------------------------------------------------------------------------------------
Gaming/Leisure  (continued)
Premier Parks, Inc.:
0%/10% Sr. Disc. Nts., 4/1/08(11)                                                                $  300,000           $  208,500
9.75% Sr. Nts., 6/15/07                                                                             200,000              195,000
--------------------------------------------------------------------------------------------------------------------------------
Station Casinos, Inc., 9.75% Sr. Sub. Nts., 4/15/07                                                 550,000              559,625
                                                                                                                      ----------
                                                                                                                       3,563,250
--------------------------------------------------------------------------------------------------------------------------------
Healthcare--0.3%
Fresenius Medical Care Capital Trust II, 7.875% Nts., 2/1/08                                        600,000              547,500
--------------------------------------------------------------------------------------------------------------------------------
ICN Pharmaceuticals, Inc.:
8.75% Sr. Nts., 11/15/08(1)                                                                         275,000              276,375
9.75% Sr. Nts., 11/15/08(5)                                                                         125,000              125,625
--------------------------------------------------------------------------------------------------------------------------------
Tenet Healthcare Corp., 8.625% Sr. Sub. Nts., 1/15/07                                               800,000              823,000
                                                                                                                      ----------
                                                                                                                       1,772,500
--------------------------------------------------------------------------------------------------------------------------------
Housing--0.3%
Building Materials Corp. of America, 8% Sr. Unsec. Nts., 12/1/08                                    800,000              204,000
--------------------------------------------------------------------------------------------------------------------------------
D.R. Horton, Inc.:
8% Sr. Nts., 2/1/09                                                                                 400,000              362,000
9.75% Sr. Sub. Nts., 9/15/10                                                                        400,000              378,000
--------------------------------------------------------------------------------------------------------------------------------
Nortek, Inc.:
9.125% Sr. Unsec. Nts., Series B, 9/1/07                                                            200,000              181,500
9.25% Sr. Nts., Series B, 3/15/07                                                                   800,000              734,000
                                                                                                                      ----------
                                                                                                                       1,859,500
--------------------------------------------------------------------------------------------------------------------------------
Information Technology--1.4%
EchoStar Broadband Corp., 10.375% Sr. Nts., 10/1/07(5)                                              900,000              888,750
--------------------------------------------------------------------------------------------------------------------------------
Sun Microsystems, Inc., 7.65% Sr. Unsec. Nts., 8/15/09                                            6,500,000            6,787,332
                                                                                                                      ----------
                                                                                                                       7,676,082
--------------------------------------------------------------------------------------------------------------------------------
Manufacturing--0.1%
AMC Entertainment, Inc., 9.50% Sr. Unsec. Sub. Nts., 2/1/11                                         300,000              174,750
--------------------------------------------------------------------------------------------------------------------------------
Moll Industries, Inc., 10.50% Sr. Unsec. Sub. Nts., 7/1/08                                          250,000               71,250
--------------------------------------------------------------------------------------------------------------------------------
Roller Bearing Co. of America, Inc., 9.625% Sr. Sub. Nts., Series B, 6/15/07                        500,000              442,500
--------------------------------------------------------------------------------------------------------------------------------
Terex Corp., 8.875% Sr. Unsec. Sub. Nts., Series C, 4/1/08                                          100,000               86,625
                                                                                                                      ----------
                                                                                                                         775,125
--------------------------------------------------------------------------------------------------------------------------------
Media/Entertainment: Broadcasting--1.7%
British Sky Broadcasting Group plc, 8.20% Sr. Unsec. Nts., 7/15/09                                6,500,000            6,159,173
--------------------------------------------------------------------------------------------------------------------------------
Chancellor Media Corp., 8.75% Sr. Unsec. Sub. Nts., Series B, 6/15/07                             2,500,000            2,575,000
--------------------------------------------------------------------------------------------------------------------------------
Emmis Communications Corp., 8.125% Sr. Unsec. Sub. Nts., Series B, 3/15/09                          600,000              558,000
                                                                                                                      ----------
                                                                                                                       9,292,173
--------------------------------------------------------------------------------------------------------------------------------
Media/Entertainment: Cable/Wireless Video--1.1%
Adelphia Communications Corp., 8.375% Sr. Nts., Series B, 2/1/08                                  1,300,000            1,124,500
--------------------------------------------------------------------------------------------------------------------------------
Charter Communications Holdings LLC/Charter Communications Holdings Capital
Corp., 8.25% Sr. Unsec. Nts., 4/1/07                                                              3,000,000            2,730,000
--------------------------------------------------------------------------------------------------------------------------------
EchoStar DBS Corp., 9.375% Sr. Unsec. Nts., 2/1/09                                                1,200,000            1,170,000
--------------------------------------------------------------------------------------------------------------------------------
Insight Midwest LP/Insight Capital, Inc., 9.75% Sr. Nts., 10/1/09                                   500,000              498,750
--------------------------------------------------------------------------------------------------------------------------------
NTL Communications Corp., 11.50% Sr. Unsec. Nts., Series B, 10/1/08                               1,000,000              887,500
                                                                                                                      ----------
                                                                                                                       6,410,750


                        Oppenheimer Bond Fund/VA

--------------------------------------------------------------------------------
Statement of Investments  (Continued)
--------------------------------------------------------------------------------

                                                                                                 Principal          Market Value
                                                                                                 Amount             See Note 1
--------------------------------------------------------------------------------------------------------------------------------
Media/Entertainment: Diversified Media--0.4%
GSP I Corp., 10.15% First Mtg. Bonds, 6/24/10(5)                                                 $  994,866          $   965,567
--------------------------------------------------------------------------------------------------------------------------------
Imax Corp., 7.875% Sr. Nts., 12/1/05(1)                                                             900,000              495,000
--------------------------------------------------------------------------------------------------------------------------------
Mail-Well I Corp., 8.75% Sr. Unsec. Sub. Nts., Series B, 12/15/08                                   535,000              377,175
--------------------------------------------------------------------------------------------------------------------------------
Reed Elsevier, Inc., 6.625% Nts., 10/15/23(5)                                                       600,000              510,504
                                                                                                                     -----------
                                                                                                                       2,348,246
--------------------------------------------------------------------------------------------------------------------------------
Media/Entertainment: Telecommunications--7.3%
AT&T Corp., 5.625% Nts., 3/15/04                                                                  9,750,000            9,319,362
--------------------------------------------------------------------------------------------------------------------------------
British Telecommunications plc, 8.625% Bonds, 12/15/30                                            6,500,000            6,525,779
--------------------------------------------------------------------------------------------------------------------------------
Cable & Wire Optus Ltd., 8.125% Nts., 6/15/09(5)                                                  8,950,000            9,762,723
--------------------------------------------------------------------------------------------------------------------------------
Exodus Communications, Inc., 11.625% Sr. Nts., 7/15/10(5)                                           600,000              537,000
--------------------------------------------------------------------------------------------------------------------------------
International CableTel, Inc., 0%/11.50% Sr. Deferred Coupon Nts., Series B, 2/1/06(11)            1,250,000            1,093,750
--------------------------------------------------------------------------------------------------------------------------------
Level 3 Communications, Inc., 11% Sr. Unsec. Nts., 3/15/08                                          500,000              442,500
--------------------------------------------------------------------------------------------------------------------------------
Metromedia Fiber Network, Inc., 10% Sr. Unsec. Nts., Series B, 11/15/08                             650,000              542,750
--------------------------------------------------------------------------------------------------------------------------------
PSINet, Inc., 11.50% Sr. Unsec. Nts., 11/1/08                                                       450,000              123,750
--------------------------------------------------------------------------------------------------------------------------------
Qwest Communications International, Inc., 0%/8.29% Sr. Unsec. Disc. Nts., Series B, 2/1/08(11)    1,350,000            1,179,718
--------------------------------------------------------------------------------------------------------------------------------
Shaw Communications, Inc., 8.54% Debs., 9/30/27CAD                                                3,000,000            1,925,792
--------------------------------------------------------------------------------------------------------------------------------
Teleglobe, Inc., 7.70% Unsec. Debs., 7/20/29                                                      8,045,000            7,969,803
--------------------------------------------------------------------------------------------------------------------------------
XO Communications, Inc., 9.625% Sr. Nts., 10/1/07                                                 1,900,000            1,529,500
                                                                                                                     -----------
                                                                                                                      40,952,427
--------------------------------------------------------------------------------------------------------------------------------
Media/Entertainment: Wireless Communications--0.8%
Arch Communications, Inc., 12.75% Sr. Nts., 7/1/07                                                  200,000               69,000
--------------------------------------------------------------------------------------------------------------------------------
Crown Castle International Corp., 10.75% Sr. Nts., 8/1/11                                           300,000              313,500
--------------------------------------------------------------------------------------------------------------------------------
Nextel Communications, Inc., 9.375% Sr. Unsec. Nts., 11/15/09                                       300,000              280,500
--------------------------------------------------------------------------------------------------------------------------------
Omnipoint Corp., 11.50% Sr. Nts., 9/15/09(5)                                                        650,000              731,250
--------------------------------------------------------------------------------------------------------------------------------
Price Communications Wireless, Inc., 9.125% Sr. Sec. Nts., Series B, 12/15/06                     1,000,000            1,017,500
--------------------------------------------------------------------------------------------------------------------------------
SBA Communications Corp., 0%/12% Sr. Unsec. Disc. Nts., 3/1/08(11)                                  700,000              546,000
--------------------------------------------------------------------------------------------------------------------------------
Spectrasite Holdings, Inc., 0%/12% Sr. Disc. Nts., 7/15/08(11)                                      600,000              372,000
--------------------------------------------------------------------------------------------------------------------------------
VoiceStream Wireless Corp., 10.375% Sr. Unsec. Nts., 11/15/09                                       937,295            1,008,764
                                                                                                                     -----------
                                                                                                                       4,338,514
--------------------------------------------------------------------------------------------------------------------------------
Metals/Minerals--0.7%
AK Steel Corp.:
7.875% Sr. Unsec. Nts., 2/15/09                                                                     500,000              446,250
9.125% Sr. Nts., 12/15/06                                                                         2,000,000            1,915,000
--------------------------------------------------------------------------------------------------------------------------------
Great Lakes Carbon Corp., 10.25% Sr. Sub. Nts., Series B, 5/15/08(1)                                750,000              391,875
--------------------------------------------------------------------------------------------------------------------------------
National Steel Corp., 9.875% First Mtg. Bonds, Series D, 3/1/09                                     500,000              202,500
--------------------------------------------------------------------------------------------------------------------------------
P&L Coal Holdings Corp., 9.625% Sr. Sub. Nts., Series B, 5/15/08                                    900,000              901,125
                                                                                                                     -----------
                                                                                                                       3,856,750
--------------------------------------------------------------------------------------------------------------------------------
Service--2.7%
Allied Waste North America, Inc., 7.875% Sr. Unsec. Nts., Series B, 1/1/09                          700,000              652,750
--------------------------------------------------------------------------------------------------------------------------------
Arvin Industries, Inc., 6.75% Nts., 3/15/08                                                       1,400,000            1,145,215
--------------------------------------------------------------------------------------------------------------------------------
Harcourt General, Inc., 7.30% Sr. Debs., 8/1/97                                                   7,750,000            6,066,971
--------------------------------------------------------------------------------------------------------------------------------
Protection One, Inc., 7.375% Sr. Unsec. Nts., 8/15/05(1)                                            800,000              516,000
--------------------------------------------------------------------------------------------------------------------------------
Safety-Kleen Corp., 9.25% Sr. Unsec. Nts., 5/15/09(1)(8)(9)                                         800,000               12,000
--------------------------------------------------------------------------------------------------------------------------------
UST, Inc., 8.80% Sr. Unsec. Nts., 3/15/05                                                         6,500,000            6,601,017
                                                                                                                     -----------
                                                                                                                      14,993,953

                        Oppenheimer Bond Fund/VA

--------------------------------------------------------------------------------
Statement of Investments  (Continued)
--------------------------------------------------------------------------------

                                                                                                Principal           Market Value
                                                                                                Amount              See Note 1
--------------------------------------------------------------------------------------------------------------------------------
Transportation--0.4%
Amtran, Inc., 9.625% Nts., 12/15/05(1)                                                          $   800,000         $    668,000
--------------------------------------------------------------------------------------------------------------------------------
Atlas Air, Inc., 9.375% Sr. Unsec. Nts., 11/15/06                                                   500,000              492,500
--------------------------------------------------------------------------------------------------------------------------------
Federal-Mogul Corp., 7.375% Nts., 1/15/06                                                           625,000              100,000
--------------------------------------------------------------------------------------------------------------------------------
Great Lakes Dredge & Dock Corp., 11.25% Sr. Unsec. Sub. Nts., 8/15/08                               300,000              298,500
--------------------------------------------------------------------------------------------------------------------------------
Johnson Controls, Inc., 7.70% Debs., 3/1/15                                                         500,000              520,277
--------------------------------------------------------------------------------------------------------------------------------
Tenneco, Inc., 11.625% Sr. Unsec. Sub. Nts., Series B, 10/15/09                                     200,000               98,000
                                                                                                                    ------------
                                                                                                                       2,177,277
--------------------------------------------------------------------------------------------------------------------------------
Utility--5.5%
AES Corp. (The), 9.375% Sr. Unsec. Nts., 9/15/10                                                    300,000              308,250
--------------------------------------------------------------------------------------------------------------------------------
AES Drax Energy Ltd., 11.50% Sr. Sec. Bonds, 8/30/10(5)                                             300,000              321,000
--------------------------------------------------------------------------------------------------------------------------------
British Telecommunications plc, 7.625% Nts., 12/15/05                                             8,800,000            8,914,154
--------------------------------------------------------------------------------------------------------------------------------
Calpine Corp., 7.75% Sr. Nts., 4/15/09                                                              650,000              606,533
--------------------------------------------------------------------------------------------------------------------------------
CMS Energy Corp., 9.875% Sr. Unsec. Nts., 10/15/07                                                  800,000              834,412
--------------------------------------------------------------------------------------------------------------------------------
Constellation Energy Group, Inc., 7.875% Medium-Term Nts., 4/1/05                                 8,500,000            8,922,102
--------------------------------------------------------------------------------------------------------------------------------
South Carolina Electric & Gas Co., 9% Mtg. Bonds, 7/15/06                                           500,000              551,609
--------------------------------------------------------------------------------------------------------------------------------
Xcel Energy, Inc., 7% Sr. Unsec. Sub. Nts., 12/1/10                                              10,400,000           10,330,883
                                                                                                                    ------------
                                                                                                                      30,788,943
                                                                                                                    ------------
Total Corporate Bonds and Notes (Cost $315,972,029)                                                                  312,286,073
                                                                                                 Shares
================================================================================================================================
Preferred Stocks--2.0%
--------------------------------------------------------------------------------------------------------------------------------
California Federal Preferred Capital Corp., 9.125% Non-Cum.
Exchangeable, Series A, Non-Vtg.                                                                    260,000            6,028,750
--------------------------------------------------------------------------------------------------------------------------------
Northern Rock plc, 8% Sub.(1)                                                                       260,000            5,362,500
                                                                                                                    ------------
Total Preferred Stocks (Cost $11,440,000)                                                                             11,391,250
================================================================================================================================
Common Stocks--0.0%
--------------------------------------------------------------------------------------------------------------------------------
Aurora Foods, Inc.(1)(9)                                                                              5,313                6,475
--------------------------------------------------------------------------------------------------------------------------------
Pathmark Stores, Inc.(9)                                                                              7,645              126,143
                                                                                                                    ------------
Total Common Stocks (Cost $91,262)                                                                                       132,618

                                                                                                 Units
================================================================================================================================
Rights, Warrants and Certificates--0.0%
--------------------------------------------------------------------------------------------------------------------------------
Pathmark Stores, Inc. Wts., Exp. 9/19/10 (Cost $14,872)                                               5,408               26,026

                                                                        Date          Strike     Contracts
================================================================================================================================
Options Purchased--0.1%
--------------------------------------------------------------------------------------------------------------------------------
U.S. Long Bond Futures, 3/21/01 Call                                    2/17/01       104.00%           260              438,750
--------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Nts. Futures, 5 yr., 3/21/01 Call                         2/16/01       103.50            195              137,109
                                                                                                                    ------------
Total Options Purchased (Cost $431,791)                                                                                  575,859



                      Oppenheimer Bond Fund/VA

--------------------------------------------------------------------------------
Statement of Investments  (Continued)
--------------------------------------------------------------------------------

                                                                                                 Principal          Market Value
                                                                                                 Amount             See Note 1
================================================================================================================================
Repurchase Agreements--3.3%
--------------------------------------------------------------------------------------------------------------------------------
Repurchase agreement with PaineWebber, Inc., 6.09%, dated 12/29/00, to be repurchased at $18,636,602 on 1/2/01, collateralized by Government
National Mortgage Assn., 6.50%--8.50%, 2/15/27--12/20/30, with a value
of $21,897,050 (Cost $18,624,000)                                                               $18,624,000         $ 18,624,000
--------------------------------------------------------------------------------------------------------------------------------
Total Investments, at Value (Cost $656,498,545)                                                       114.8%         645,690,135
--------------------------------------------------------------------------------------------------------------------------------
Liabilities in Excess of Other Assets                                                                 (14.8)         (83,345,528)
                                                                                                -----------         ------------
Net Assets                                                                                            100.0%        $562,344,607
                                                                                                ===========         ============

Principal amount is reported in U.S. Dollars, except for those denoted in the following currencies:
   CAD--Canadian Dollar
   IDR--Indonesian Rupiah
1. Identifies issues considered to be illiquid or restricted--See Note 8 of Notes to Financial Statements.
2. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows.
3. When-issued security to be delivered and settled after December 31, 2000.
4. Represents the current interest rate for a variable or increasing rate security.
5. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $84,629,802 or 15.05% of the Fund's net assets as of December 31, 2000.
6. Principal-Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. The value of these securities generally increases as interest rates decline and prepayment rates rise. The price of these securities is typically more volatile than that of coupon-bearing bonds of the same maturity. Interest rates disclosed represent current yields based upon the current cost basis and estimated timing of future cash flows.
7. A sufficient amount of securities has been designated to cover outstanding foreign currency contracts. See Note 5 of Notes to Financial Statements.
8. Issuer is in default.
9. Non-income-producing security.
10. Securities with an aggregate market value of $615,595 are held in collateralized accounts to cover initial margin requirements on open futures sales contracts. See Note 6 of Notes to Financial Statements.
11. Denotes a step bond: a zero-coupon bond that converts to a fixed or variable interest rate at a designated future date.

See accompanying Notes to Financial Statements.



                        Oppenheimer Bond Fund/VA

--------------------------------------------------------------------------------
Statement of Assets and Liabilities  December 31, 2000
--------------------------------------------------------------------------------

================================================================================================================================
Assets
Investments, at value (cost $656,498,545)--see accompanying statement                                               $645,690,135
--------------------------------------------------------------------------------------------------------------------------------
Receivables and other assets:
Interest, dividends and principal paydowns                                                                             9,578,496
Shares of beneficial interest sold                                                                                       458,326
Other                                                                                                                     27,459
                                                                                                                    ------------
Total assets                                                                                                         655,754,416
================================================================================================================================
Liabilities
Bank overdraft                                                                                                           141,391
--------------------------------------------------------------------------------------------------------------------------------
Unrealized depreciation on foreign currency contracts                                                                     27,106
--------------------------------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased on a when-issued basis                                                                          92,880,938
Shares of beneficial interest redeemed                                                                                   292,575
Daily variation on futures contracts                                                                                      47,797
Trustees' compensation                                                                                                     2,193
Transfer and shareholder servicing agent fees                                                                                197
Other                                                                                                                     17,612
                                                                                                                    ------------
Total liabilities                                                                                                     93,409,809
================================================================================================================================
Net Assets                                                                                                          $562,344,607
                                                                                                                    ============
================================================================================================================================
Composition of Net Assets
Par value of shares of beneficial interest                                                                          $     49,974
--------------------------------------------------------------------------------------------------------------------------------
Additional paid-in capital                                                                                           578,664,349
--------------------------------------------------------------------------------------------------------------------------------
Undistributed net investment income                                                                                   44,283,440
--------------------------------------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and foreign currency transactions                                       (50,213,490)
--------------------------------------------------------------------------------------------------------------------------------
Net unrealized depreciation on investments and translation of
assets and liabilities denominated in foreign currencies                                                             (10,439,666)
                                                                                                                    ------------
Net assets--applicable to 49,974,474 shares of beneficial interest outstanding                                      $562,344,607
                                                                                                                    ============
================================================================================================================================
Net Asset Value, Redemption Price Per Share and Offering Price Per Share                                                  $11.25


See accompanying Notes to Financial Statements.


                      Oppenheimer Bond Fund/VA

--------------------------------------------------------------------------------
Statement of Operations  For the Year Ended December 31, 2000
--------------------------------------------------------------------------------

================================================================================================================================
Investment Income
Interest                                                                                                            $ 47,195,560
--------------------------------------------------------------------------------------------------------------------------------
Dividends                                                                                                              1,249,001
                                                                                                                    ------------
Total income                                                                                                          48,444,561
================================================================================================================================
Expenses
Management fees                                                                                                        4,030,064
--------------------------------------------------------------------------------------------------------------------------------
Custodian fees and expenses                                                                                               90,444
--------------------------------------------------------------------------------------------------------------------------------
Trustees' compensation                                                                                                     9,016
--------------------------------------------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees                                                                              2,113
--------------------------------------------------------------------------------------------------------------------------------
Other                                                                                                                     81,916
                                                                                                                    ------------
Total expenses                                                                                                         4,213,553
Less expenses paid indirectly                                                                                            (39,086)
                                                                                                                    ------------
Net expenses                                                                                                           4,174,467
================================================================================================================================
Net Investment Income                                                                                                 44,270,094
================================================================================================================================
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments                                                                                                          (28,823,164)
Closing of futures contracts                                                                                          (3,255,156)
Closing and expiration of option contracts written                                                                      (731,265)
Foreign currency transactions                                                                                             84,005
                                                                                                                    ------------
Net realized loss                                                                                                    (32,725,580)
--------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) on:
Investments                                                                                                           21,234,703
                                                                                                                    ------------
Translation of assets and liabilities denominated in foreign currencies                                                 (105,770)
                                                                                                                    ------------
Net change                                                                                                            21,128,933
                                                                                                                    ------------
Net realized and unrealized loss                                                                                     (11,596,647)
================================================================================================================================
Net Increase in Net Assets Resulting from Operations                                                                $ 32,673,447
                                                                                                                    ============


See accompanying Notes to Financial Statements.


                        Oppenheimer Bond Fund/VA

--------------------------------------------------------------------------------
Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                                               Year Ended December 31,
                                                                                               2000                 1999
================================================================================================================================
Operations
Net investment income                                                                          $ 44,270,094         $ 45,686,066
--------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss)                                                                        (32,725,580)         (17,567,585)
--------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)                                             21,128,933          (37,907,094)
                                                                                               ------------         ------------
Net increase (decrease) in net assets resulting from operations                                  32,673,447           (9,788,613)
================================================================================================================================
Dividends and/or Distributions to Shareholders
Dividends from net investment income                                                            (45,437,709)         (30,081,522)
--------------------------------------------------------------------------------------------------------------------------------
Distributions from net realized gain                                                                     --           (2,888,886)
================================================================================================================================
Beneficial Interest Transactions
Net decrease in net assets resulting from beneficial interest transactions                      (25,954,730)         (11,720,079)
================================================================================================================================
Net Assets
Total decrease                                                                                  (38,718,992)         (54,479,100)
--------------------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                             601,063,599          655,542,699
                                                                                               ------------         ------------
End of period (including undistributed net investment
income of $44,283,440 and $45,409,363, respectively)                                           $562,344,607         $601,063,599
                                                                                               ============         ============

See accompanying Notes to Financial Statements.

                      Oppenheimer Bond Fund/VA

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

                                                           Year Ended December 31,
                                                           2000            1999          1998            1997           1996
================================================================================================================================
Per Share Operating Data
Net asset value, beginning of period                         $11.52          $12.32        $11.91          $11.63         $11.84
--------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                           .94             .88           .72             .76            .69
Net realized and unrealized gain (loss)                        (.29)          (1.06)          .07             .28           (.15)
--------------------------------------------------------------------------------------------------------------------------------
Total income (loss) from investment operations                  .65            (.18)          .79            1.04            .54
--------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                           (.92)           (.57)         (.20)           (.72)          (.74)
Distributions from net realized gain                             --            (.05)         (.18)           (.04)          (.01)
--------------------------------------------------------------------------------------------------------------------------------
Total dividends and/or distributions to shareholders           (.92)           (.62)         (.38)           (.76)          (.75)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                               $11.25          $11.52        $12.32          $11.91         $11.63
                                                             ======          ======        ======          ======         ======
================================================================================================================================
Total Return, at Net Asset Value(1)                            6.10%          (1.52)%        6.80%           9.25%          4.80%
================================================================================================================================
Ratios/Supplemental Data
Net assets, end of period (in thousands)                   $562,345        $601,064      $655,543        $520,078       $426,439
--------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                          $557,873        $633,059      $586,242        $449,760       $296,253
--------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:(2)
Net investment income                                          7.94%           7.22%         6.31%           6.72%          6.72%
Expenses                                                       0.76%           0.73%         0.74%(3)        0.78%(3)       0.78%(3)
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                         260%            256%           76%            117%            82%

1. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period.
Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
2. Annualized for periods of less than one full year.
3. Expense ratio has not been grossed up to reflect the effect of expenses paid indirectly.

See accompanying Notes to Financial Statements.

                        Oppenheimer Bond Fund/VA

--------------------------------------------------------------------------------
Notes to Financial Statements
--------------------------------------------------------------------------------


================================================================================
1. Significant Accounting Policies
Oppenheimer Bond Fund/VA (the Fund) is a separate series of Oppenheimer Variable Account Funds (the Trust), an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek a high level of current income. The Trust's investment advisor is OppenheimerFunds, Inc. (the Manager). The following is a summary of significant accounting policies consistently followed by the Fund.
--------------------------------------------------------------------------------
Securities Valuation. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Trustees, or at their fair value. Fair value is determined in good faith under consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).
--------------------------------------------------------------------------------
Securities Purchased on a When-Issued Basis. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis can take place a month or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends beyond six months and possibly as long as two years or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued or forward commitment basis may increase the volatility of the Fund's net asset value to the extent the Fund makes purchases while remaining substantially fully invested.
     In connection with its ability to purchase securities on a when-issued basis, the Fund may enter into mortgage dollar-rolls in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The Fund records each dollar-roll as a sale and a new purchase transaction.
--------------------------------------------------------------------------------
Security Credit Risk. The Fund invests in high yield securities, which may be subject to a greater degree of credit risk, greater market fluctuations and risk of loss of income and principal, and may be more sensitive to economic conditions than lower yielding, higher rated fixed income securities. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of December 31, 2000, securities with an aggregate market value of $53,024, representing less than 0.01% of the Fund's net assets, were in default.
--------------------------------------------------------------------------------
Foreign Currency Translation. The accounting records of the Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.
     The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.
--------------------------------------------------------------------------------
Repurchase Agreements. The Fund requires the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.


                      Oppenheimer Bond Fund/VA

--------------------------------------------------------------------------------
Notes to Financial Statements  (Continued)
--------------------------------------------------------------------------------


================================================================================
1. Significant Accounting Policies  (continued)
Federal Taxes. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers to shareholders.

As of December 31, 2000, the Fund had available for federal income tax purposes unused capital loss carryovers as follows:

                Expiring
                --------------------------------------------
                    2007                         $14,340,228
                    2008                          31,659,635

--------------------------------------------------------------------------------
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

--------------------------------------------------------------------------------
Classification of Dividends and Distributions to Shareholders. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes primarily because of paydown gains and losses and the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.
     The Fund adjusts the classification of distributions to shareholders to reflect the differences between financial statement amounts and distributions determined in accordance with income tax regulations. Accordingly, during the year ended December 31, 2000, amounts have been reclassified to reflect an increase in undistributed net investment income of $41,692. Accumulated net realized loss on investments was increased by the same amount. Net assets of the Fund were unaffected by the reclassifications.
--------------------------------------------------------------------------------
Expense Offset Arrangements. Expenses paid indirectly represent a reduction of custodian fees for earnings on cash balances maintained by the Fund.
--------------------------------------------------------------------------------
Other. Investment transactions are accounted for as of trade date and dividend income is recorded on the ex-dividend date. Discount on securities purchased is accreted over the life of the respective securities, in accordance with federal income tax requirements. Realized gains and losses on investments and options written and unrealized appreciation and depreciation are determined on an identified cost basis, which is the same basis used for federal income tax purposes. Dividends-in-kind are recognized as income on the ex-dividend date, at the current market value of the underlying security. Interest on payment-in-kind debt instruments is accrued as income at the coupon rate and a market adjustment is made periodically.
     The Fund will adopt the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, effective for fiscal years beginning after December 15, 2000. As required, the Fund will begin amortizing premiums on debt securities effective January 1, 2001. Prior to this date, the Fund did not amortize premiums on debt securities. The cumulative effect of this accounting change will have no impact on the total net assets of the Fund, but will result in a $547,392 decrease to cost of securities and a corresponding $547,392 decrease in net unrealized depreciation, based on securities held as of December 31, 2000.
     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.


                        Oppenheimer Bond Fund/VA

--------------------------------------------------------------------------------
Notes to Financial Statements  (Continued)
--------------------------------------------------------------------------------


================================================================================
2. Shares of Beneficial Interest
The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest. Transactions in shares of beneficial interest were as follows:

                                                      Year Ended December 31, 2000              Year Ended December 31, 1999
                                                      ---------------------------------         --------------------------------
                                                      Shares              Amount                Shares             Amount
--------------------------------------------------------------------------------------------------------------------------------
Sold                                                    8,778,109         $  96,959,552          10,494,053        $ 123,504,590
Dividends and/or distributions reinvested               4,250,487            45,437,709           2,820,394           32,970,408
Redeemed                                              (15,220,765)         (168,351,991)        (14,357,807)        (168,195,077)
                                                      -----------         -------------         -----------        -------------
Net decrease                                           (2,192,169)        $ (25,954,730)         (1,043,360)       $ (11,720,079)
                                                      ===========         =============         ===========        =============

================================================================================
3. Purchases and Sales of Securities
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended December 31, 2000, were $1,443,319,580 and $1,487,137,347, respectively.

As of December 31, 2000, unrealized appreciation (depreciation) based on cost of securities for federal income tax purposes of $657,011,797 was:

                 Gross unrealized appreciation            $ 13,277,372
                 Gross unrealized depreciation             (24,599,034)
                                                          ------------
                 Net unrealized depreciation              $(11,321,662)
                                                          ============

================================================================================
4. Fees and Other Transactions with Affiliates
Management Fees. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Trust. The annual fees are 0.75% of the first $200 million of average annual net assets, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million, 0.60% of the next $200 million and 0.50% of average annual net assets over $1 billion. The Fund's management fee for the year ended December 31, 2000, was an annualized rate of 0.72%, before any waiver by the Manager if applicable.
--------------------------------------------------------------------------------
Transfer Agent Fees. OppenheimerFunds Services (OFS), a division of the Manager, is the transfer agent for the Fund and is responsible for maintaining the shareholder registry and shareholder accounting records for the Fund. OFS provides these services for cost. Effective January 1, 2001, the Fund ended the for cost agreement and began paying OFS on a fee per account basis to provide these services.

================================================================================
5. Foreign Currency Contracts
A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts for operational purposes and to seek to protect against adverse exchange rate fluctuations. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.
     The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates as provided by a reliable bank, dealer or pricing service. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities.


                      Oppenheimer Bond Fund/VA

--------------------------------------------------------------------------------
Notes to Financial Statements  (Continued)
--------------------------------------------------------------------------------


================================================================================
5. Foreign Currency Contracts  (continued)
     The Fund may realize a gain or loss upon the closing or settlement of the foreign currency transactions. Realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.
     Securities denominated in foreign currency to cover net exposure on outstanding foreign currency contracts are noted in the Statement of Investments where applicable.

As of December 31, 2000, the Fund had outstanding foreign currency contracts as follows:

                                                     Expiration         Contract          Valuation as of          Unrealized
Contract Description                                 Date               Amount (000s)     December 31, 2000        Depreciation
-------------------------------------------------------------------------------------------------------------------------------
Contracts to Sell
-----------------
Canadian Dollar (CAD)                                4/2/01             3,000 CAD         $2,000,790                    $27,106
                                                                                                                        =======

================================================================================
6. Futures Contracts
A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a particular price on a stipulated future date at a negotiated price. Futures contracts are traded on a commodity exchange. The Fund may buy and sell futures contracts that relate to broadly-based securities indices "financial futures" or debt securities "interest rate futures" in order to gain exposure to or to seek to protect against changes in market value of stock and bonds or interest rates. The Fund may also buy or write put or call options on these futures contracts.
     The Fund generally sells futures contracts to hedge against increases in interest rates and decreases in market value of portfolio securities. The Fund may also purchase futures contracts to gain exposure to changes in interest rates as it may be more efficient or cost effective than actually buying fixed income securities.
     Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.
     Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities reflects a receivable and/or payable for the daily mark to market for variation margin.
     Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

As of December 31, 2000, the Fund had outstanding futures contracts as follows:

                                                                                                                   Unrealized
                                                     Expiration         Number of         Valuation as of          Appreciation
Contract Description                                 Date               Contracts         December 31, 2000        (Depreciation)
--------------------------------------------------------------------------------------------------------------------------------
Contracts to Purchase
---------------------
U.S. Long Bond                                       3/21/01            298               $31,178,250                   $287,594
U.S. Treasury Nts., 10 yr.                           3/21/01             65                 6,815,859                    192,461
                                                                                                                        --------
                                                                                                                         480,055
                                                                                                                        --------
Contracts to Sell
-----------------
U.S. Treasury Nts., 5 yr.                            3/21/01             81                 8,388,563                    (84,796)
                                                                                                                        --------
                                                                                                                        $395,259
                                                                                                                        ========

                        Oppenheimer Bond Fund/VA

--------------------------------------------------------------------------------
Notes to Financial Statements  (Continued)
--------------------------------------------------------------------------------


================================================================================
7. Option Activity
The Fund may buy and sell put and call options, or write put and covered call options on portfolio securities in order to produce incremental earnings or protect against changes in the value of portfolio securities.
     The Fund generally purchases put options or writes covered call options to hedge against adverse movements in the value of portfolio holdings. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.
     Options are valued daily based upon the last sale price on the principal exchange on which the option is traded and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon the expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.
     Securities designated to cover outstanding call options are noted in the Statement of Investments where applicable. Shares subject to call, expiration date, exercise price, premium received and market value are detailed in a note to the Statement of Investments. Options written are reported as a liability in the Statement of Assets and Liabilities. Realized gains and losses are reported in the Statement of Operations.
     The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

Written option activity for the year ended December 31, 2000, was as follows:

                                                                   Put Options
                                                                   -------------------------------
                                                                   Number of             Amount of
                                                                   Contracts             Premiums
--------------------------------------------------------------------------------------------------
Options outstanding as of December 31, 1999                           325                $ 328,453
Options written                                                       750                  457,109
Options closed or expired                                          (1,075)                (785,562)
                                                                   ------                ---------
Options outstanding as of December 31, 2000                            --                $      --
                                                                   ======                =========

================================================================================
8. Illiquid Securities
As of December 31, 2000, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. The aggregate value of illiquid securities subject to this limitation as of December 31, 2000, was $31,476,121, which represents 5.60% of the Fund's net assets.

                       Oppenheimer Strategic Bond Fund/VA

--------------------------------------------------------------------------------
Independent Auditors' Report
--------------------------------------------------------------------------------

================================================================================
To the Board of Trustees and Shareholders of Oppenheimer Strategic Bond Fund/VA:

We have audited the accompanying statement of assets and liabilities of Oppenheimer Strategic Bond Fund/VA (which is a series of Oppenheimer Variable Account Funds), including the statement of investments, as of December 31, 2000, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
           We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2000, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
           In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer Strategic Bond Fund/VA as of December 31, 2000, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

Deloitte & Touche LLP

Denver, Colorado
January 23, 2001

-------------------------------------------------------------------------------
Statement of Investments  December 31, 2000
--------------------------------------------------------------------------------


                                                                                              Principal       Market Value
                                                                                              Amount          See Note 1
==========================================================================================================================
Asset-Backed Securities--1.7%
--------------------------------------------------------------------------------------------------------------------------
American Money Management Corp., Commercial Debt Obligations Sub. Bonds,
Series I, Cl. D1, 13.602%, 1/15/12(1)                                                         $   200,000      $   204,000
--------------------------------------------------------------------------------------------------------------------------
Asset-Backed Securities Corp. Long Beach Home Equity Loan Trust
Pass-Through Certificates, Series 2000-LB1, Cl. M2F, 8.70%, 3/21/29                             1,000,000        1,020,937
--------------------------------------------------------------------------------------------------------------------------
Embarcadero Aircraft Securitization Trust Bonds, Series 2000-A,
Cl. B, 7.72%, 8/15/25(1)(2)                                                                     1,952,240        1,954,681
--------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital I, Inc., Commercial Mtg. Pass-Through Certificates,
Series 1997-RR, Cl. F, 7.771%, 4/30/39(1)                                                         600,032          362,832
--------------------------------------------------------------------------------------------------------------------------
NC Finance Trust, Collateralized Mtg. Obligations,
Series 1999-I, Cl. ECFD, 8.75%, 12/25/28                                                          318,152          289,121
--------------------------------------------------------------------------------------------------------------------------
Option One Mortgage Trust, Collateralized Mtg. Obligations,
Series 1999-1A, 10.06%, 3/26/29(1)                                                                215,192          208,131
--------------------------------------------------------------------------------------------------------------------------
Principal Residential Mortgage Capital Resources Trust,
Collateralized Mtg. Obligations, Real Estate Mtg. Investment Conduit,
--------------------------------------------------------------------------------------------------------------------------
Series 2000-1, Cl. A, 8.27%, 6/20/05(1)(2)                                                      1,000,000        1,000,000
--------------------------------------------------------------------------------------------------------------------------
Salomon Brothers Mortgage Securities VII, Commercial Mtg.
Pass-Through Certificates, Series 1998-1A, 5%, 11/25/27(1)                                        157,498          155,924
                                                                                                               -----------
Total Asset-Backed Securities (Cost $5,336,520)                                                                  5,195,626
==========================================================================================================================
Mortgage-Backed Obligations--25.3%
--------------------------------------------------------------------------------------------------------------------------
Government Agency--19.6%
--------------------------------------------------------------------------------------------------------------------------
FHLMC/FNMA/Sponsored--11.0%
Federal Home Loan Mortgage Corp.:
8%, 10/15/30(3)                                                                                 3,100,000        3,178,461
11%, 11/1/14                                                                                      401,845          438,976
--------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Collateralized Mtg. Obligations,
Gtd. Multiclass Mtg. Participation Certificates, Series 151, Cl. F, 9%, 5/15/21                   635,770          671,730
--------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Interest-Only Stripped Mtg.-Backed Security,
Series 194, Cl. IO, 8.54%, 4/1/28(4)                                                           39,817,695       10,309,050
--------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn.:
6.50%, 5/1/29                                                                                   1,439,809        1,420,012
7%, 1/25/29(3)                                                                                  8,800,000        8,813,728
7.50%, 1/25/28(3)                                                                               3,200,000        3,247,008
7.50%, 8/1/25                                                                                     355,380          361,489
--------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Collateralized Mtg. Obligations,
Gtd. Real Estate Mtg. Investment Conduit Pass-Through Certificates,
Trust 1993-202, Cl. PH, 6.50%, 2/25/22                                                          4,500,000        4,570,290
--------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Interest-Only Stripped Mtg.-Backed Security,
Trust 294, Cl. 2, 7.50%, 2/1/28(4)                                                              2,026,862          494,048
                                                                                                               -----------
                                                                                                                33,504,792
--------------------------------------------------------------------------------------------------------------------------
GNMA/Guaranteed--8.6%
Government National Mortgage Assn.:
7%, 3/15/28-7/15/28                                                                            13,438,514       13,497,243
7.125%, 11/20/25                                                                                  131,283          132,392
7.50%, 2/15/27                                                                                  2,107,970        2,146,188
8%, 11/15/25-5/15/26                                                                            1,919,733        1,972,175
--------------------------------------------------------------------------------------------------------------------------
Government National Mortgage Assn., Gtd. Multiclass Mtg
Participation Certificates, Series 1999-27, Cl. PQ, 7.50%, 8/16/28                              8,220,125        8,533,476
                                                                                                               -----------
                                                                                                                26,281,474

                    Oppenheimer Strategic Bond Fund/VA

--------------------------------------------------------------------------------
Statement of Investments  (Continued)
--------------------------------------------------------------------------------


                                                                                               Principal      Market Value
                                                                                               Amount         See Note 1
--------------------------------------------------------------------------------------------------------------------------
Private--5.7%
--------------------------------------------------------------------------------------------------------------------------
Commercial--5.6%
Ameriquest Finance Trust II, Collateralized Mtg. Obligations,
Series 2000-1, Cl. D, 8.50%, 5/15/30(1)                                                        $  626,603       $  602,323
--------------------------------------------------------------------------------------------------------------------------
Ameriquest Finance Trust III, Collateralized Mtg. Obligations,
Series 2000-IA, Cl. D, 8.50%, 7/15/30(1)                                                        3,956,838        3,825,768
--------------------------------------------------------------------------------------------------------------------------
AMRESCO Commercial Mortgage Funding I Corp., Multiclass Mtg.
Pass-Through Certificates, Series 1997-C1, Cl. G, 7%, 6/17/29(1)                                  100,000           84,312
--------------------------------------------------------------------------------------------------------------------------
Asset Securitization Corp., Commercial Mtg. Pass-Through Certificates:
Series 1997-D4, Cl. B1, 7.525%, 4/14/29(2)                                                        375,000          301,846
Series 1997-D5, Cl. B1, 6.93%, 2/14/41                                                            300,000          195,609
Series 1997-D5, Cl. B2, 6.93%, 2/14/41                                                          1,250,000          571,973
--------------------------------------------------------------------------------------------------------------------------
FDIC Trust, Gtd. Real Estate Mtg. Investment Conduit Pass-Through Certificates,
Series 1994-C1, Cl. 2G, 8.70%, 9/25/25                                                            153,594          148,314
--------------------------------------------------------------------------------------------------------------------------
First Chicago/Lennar Trust 1, Commercial Mtg. Pass-Through Certificates:
Series 1997-CHL1, Cl. D, 8.001%, 5/25/08(1)(2)                                                    350,000          297,172
Series 1997-CHL1, Cl. E, 8.124%, 2/25/11(1)(2)                                                    600,000          448,312
--------------------------------------------------------------------------------------------------------------------------
First Union-Lehman Brothers Commercial Mortgage Trust, Commercial
Mtg. Pass-Through Certificates, Series 1997-C2, Cl. F, 7.50%, 9/18/15                             225,000          183,516
--------------------------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp., Collateralized Mtg. Obligations,
Series 1998-C1, Cl. E, 7.09%, 3/15/11(2)                                                          800,000          777,250
--------------------------------------------------------------------------------------------------------------------------
GMAC Commercial Mortgage Securities, Inc., Mtg. Pass-Through Certificates,
Interest-Only Stripped Mtg.-Backed Security, Series 1997-C1, Cl. X, 7.87%, 7/15/27(4)           3,840,017          289,201
--------------------------------------------------------------------------------------------------------------------------
GMAC Commercial Mortgage Securities, Inc., Mtg. Pass-Through Certificates:
Series 1997-C1, Cl. G, 7.414%, 11/15/11                                                           440,000          347,462
Series 1997-C2, Cl. F, 6.75%, 4/16/29                                                             250,000          152,734
--------------------------------------------------------------------------------------------------------------------------
Merrill Lynch Mortgage Investors, Inc., Mtg. Pass-Through Certificates,
Series 1995-C2, Cl. D, 7.598%, 6/15/21(2)                                                         191,297          194,092
--------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital I, Inc., Commercial Mtg. Pass-Through Certificates:
Series 1996-C1, Cl. F, 7.398%, 2/15/28(2)(5)                                                      162,744          120,342
Series 1997-HF1, Cl. F, 6.86%, 2/15/10(1)                                                         150,000          127,688
Series 1997-RR, Cl. D, 7.771%, 4/30/39(1)                                                         450,024          361,918
Series 1997-RR, Cl. E, 7.772%, 4/30/39(1)(2)                                                      300,016          212,918
Series 1997-XL1, Cl. G, 7.695%, 10/3/30(1)                                                        390,000          345,150
--------------------------------------------------------------------------------------------------------------------------
Mortgage Capital Funding, Inc., Commercial Mtg. Pass-Through Certificates,
Series 1997-MC1, Cl. F, 7.452%, 5/20/07(1)                                                         63,720           55,237
--------------------------------------------------------------------------------------------------------------------------
Mortgage Capital Funding, Inc., Multifamily Mtg. Pass-Through Certificates,
Series 1996-MC1, Cl. G, 7.15%, 6/15/06(5)                                                       1,800,000        1,592,438
--------------------------------------------------------------------------------------------------------------------------
Prudential Heritage, Commercial Mtg. Obligations,
Series 2000-C1, Cl. A2, 7.306%, 10/6/15                                                         4,000,000        4,065,000
--------------------------------------------------------------------------------------------------------------------------
Resolution Trust Corp., Commercial Mtg. Pass-Through Certificates,
Series 1994-C2, Cl. E, 8%, 4/25/25                                                                949,026          940,130
--------------------------------------------------------------------------------------------------------------------------
Salomon Brothers Mortgage Securities VII, Commercial Mtg. Pass-Through
Certificates, Series 1996-C1, Cl. F1, 8.876%, 1/20/06(2)                                        1,000,000          791,875
--------------------------------------------------------------------------------------------------------------------------
Structured Asset Securities Corp., Multiclass Pass-Through Certificates,
Series 1995-C4, Cl. E, 8.877%, 6/25/26(1)(2)                                                       46,290           46,840
                                                                                                               -----------
                                                                                                                17,079,420


                   Oppenheimer Strategic Bond Fund/VA

--------------------------------------------------------------------------------
Statement of Investments  (Continued)
--------------------------------------------------------------------------------


                                                                                               Principal      Market Value
                                                                                               Amount         See Note 1
--------------------------------------------------------------------------------------------------------------------------
Residential--0.1%
Salomon Brothers Mortgage Securities VII, Commercial Mtg. Pass-Through
Certificates, Series 1996-B, Cl. 1, 7.136%, 4/25/26(1)                                         $  369,834      $   257,497
                                                                                                               -----------
Total Mortgage-Backed Obligations (Cost $80,318,906)                                                            77,123,183
==========================================================================================================================
U.S. Government Obligations--8.9%
--------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds:
6.25%, 5/15/30                                                                                  2,600,000        2,903,469
6.50%, 11/15/26(6)                                                                              5,200,000        5,842,112
8.125%, 8/15/21(7)                                                                              1,415,000        1,850,175
8.875%, 2/15/19                                                                                   735,000        1,010,204
11.875%, 11/15/03                                                                                 500,000          587,559
STRIPS, 5.33%, 5/15/17(8)                                                                       6,000,000        2,395,164
STRIPS, 6.24%, 5/15/05(8)                                                                       5,704,000        4,560,291
--------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Nts.:
6%, 8/15/09                                                                                     1,373,000        1,449,612
6.50%, 10/15/06                                                                                 6,000,000        6,405,474
                                                                                                               -----------
Total U.S. Government Obligations (Cost $26,231,874)                                                            27,004,060
==========================================================================================================================
Foreign Government Obligations--18.7%
--------------------------------------------------------------------------------------------------------------------------
Argentina--2.3%
Argentina (Republic of) Bonds:
11.375%, 3/15/10                                                                                  940,000          853,050
11.75%, 6/15/15                                                                                 1,760,000        1,597,200
--------------------------------------------------------------------------------------------------------------------------
Argentina (Republic of) Bonds, Bonos de Consolidacion de Deudas:
Series PRO1, 2.774%, 4/1/07(2)ARP                                                               2,859,300        2,000,915
Series PRO2, 6.616%, 4/1/07(2)(9)                                                                 255,375          208,479
--------------------------------------------------------------------------------------------------------------------------
Argentina (Republic of) Global Unsec. Unsub. Bonds, Series BGL5, 11.375%, 1/30/17(7)            1,820,000        1,626,170
--------------------------------------------------------------------------------------------------------------------------
Argentina (Republic of) Unsec. Unsub. Nts., 11.75%, 4/7/09                                        467,000          435,477
--------------------------------------------------------------------------------------------------------------------------
Buenos Aires (Province of) Bonds, Bonos de Consolidacion de Deudas,
Series PBA1, 2.774%, 4/1/07(2)ARP                                                                 165,883          105,928
--------------------------------------------------------------------------------------------------------------------------
City of Buenos Aires Bonds, Series 3, 10.50%, 5/28/04(1)ARP                                        55,000           45,723
                                                                                                               -----------
                                                                                                                 6,872,942
--------------------------------------------------------------------------------------------------------------------------
Belgium--0.9%
Belgium (Kingdom of) Bonds, Series 35, 5.75%, 9/28/10EUR                                        2,870,000        2,788,147
--------------------------------------------------------------------------------------------------------------------------
Brazil--2.7%
Brazil (Federal Republic of) Bonds:
12.25%, 3/6/30                                                                                  1,015,000          941,412
12.75%, 1/15/20                                                                                 1,435,000        1,399,125
--------------------------------------------------------------------------------------------------------------------------
Brazil (Federal Republic of) Debt Capitalization Bonds, Series 20 yr., 8%, 4/15/14                547,977          425,025
--------------------------------------------------------------------------------------------------------------------------
Brazil (Federal Republic of) Eligible Interest Bonds, 7.625%, 4/15/06(2)                           74,800           69,844
--------------------------------------------------------------------------------------------------------------------------
Brazil (Federal Republic of) Gtd. Disc. Bonds, 7.625%, 4/15/24(2)                                 911,000          695,776
--------------------------------------------------------------------------------------------------------------------------
Brazil (Federal Republic of) Par Bonds, 6%, 4/15/24(2)                                            855,000          592,087
--------------------------------------------------------------------------------------------------------------------------
Brazil (Federal Republic of) Unsec. Unsub. Bonds, 11%, 8/17/40                                  3,450,600        2,817,415
--------------------------------------------------------------------------------------------------------------------------
Brazil (Federal Republic of) Unsub. Bonds, 14.50%, 10/15/09                                     1,130,000        1,250,345
                                                                                                               -----------
                                                                                                                 8,191,029


                    Oppenheimer Strategic Bond Fund/VA

--------------------------------------------------------------------------------
Statement of Investments  (Continued)
--------------------------------------------------------------------------------


                                                                                             Principal        Market Value
                                                                                             Amount           See Note 1
--------------------------------------------------------------------------------------------------------------------------
Bulgaria--0.1%
Bulgaria (Republic of) Front-Loaded Interest Reduction Bearer Bonds,
Tranche A, 3%, 7/28/12(2)                                                                    $     94,000       $   69,795
--------------------------------------------------------------------------------------------------------------------------
Bulgaria (Republic of) Interest Arrears Debs., Series PDI, 7.75%, 7/28/11(2)                      335,000          252,087
                                                                                                                ----------
                                                                                                                   321,882
--------------------------------------------------------------------------------------------------------------------------
Canada--0.1%
Canada (Government of) Bonds:
7%, 12/1/06CAD                                                                                    425,000          306,888
Series J24, 10.25%, 2/1/04CAD                                                                     130,000           98,553
                                                                                                                ----------
                                                                                                                   405,441
--------------------------------------------------------------------------------------------------------------------------
Colombia--0.1%
Colombia (Republic of) Unsec. Unsub. Bonds:
7.625%, 2/15/07                                                                                    10,000            7,925
11.75%, 2/25/20                                                                                   255,000          218,662
--------------------------------------------------------------------------------------------------------------------------
Financiera Energetica Nacional SA Nts., 9.375%, 6/15/06(1)                                        150,000          120,375
                                                                                                                ----------
                                                                                                                   346,962
--------------------------------------------------------------------------------------------------------------------------
Finland--0.9%
Finland (Republic of) Bonds, 5.75%, 2/23/11EUR                                                  2,740,000        2,710,091
--------------------------------------------------------------------------------------------------------------------------
France--1.3%
France (Government of) Bonds, Obligations Assimilables du Tresor, 5.50%, 4/25/07EUR             4,100,000        4,003,470
--------------------------------------------------------------------------------------------------------------------------
Germany--0.4%
Germany (Republic of) Bonds, 5.375%, 1/4/10EUR                                                  1,295,000        1,260,498
--------------------------------------------------------------------------------------------------------------------------
Great Britain--0.6%
United Kingdom Treasury Bonds, 8%, 6/10/03GBP                                                   1,070,000        1,697,465
--------------------------------------------------------------------------------------------------------------------------
Greece--0.2%
Hellenic (Republic of) Bonds, 8.60%, 3/26/08GRD                                               207,200,000          679,098
--------------------------------------------------------------------------------------------------------------------------
Italy--1.0%
Italy (Republic of) Treasury Bonds, Buoni del Tesoro Poliennali:
5.25%, 12/15/05EUR                                                                                330,000          315,910
5.50%, 11/1/10EUR                                                                               2,840,000        2,733,138
                                                                                                                ----------
                                                                                                                 3,049,048
--------------------------------------------------------------------------------------------------------------------------
Ivory Coast--0.0%
Ivory Coast (Government of) Past Due Interest Bonds, Series F, 3/29/18(10)FRF                   2,892,750           51,757
--------------------------------------------------------------------------------------------------------------------------
Japan--1.4%
Japan (Government of) 10 yr. Bonds, Series 188, 3.20%, 9/20/06JPY                             447,200,000        4,374,650
--------------------------------------------------------------------------------------------------------------------------
Mexico--1.1%
United Mexican States Bonds:
11.50%, 5/15/26(7)                                                                              1,845,000        2,246,288
Series A, 7.532%, 12/31/19(2)                                                                     405,000          403,988
--------------------------------------------------------------------------------------------------------------------------
United Mexican States Disc. Bonds, Series D, 7.425%, 12/31/19(2)                                  130,000          129,675
--------------------------------------------------------------------------------------------------------------------------
United Mexican States Nts., 9.875%, 2/1/10                                                        570,000          613,035
                                                                                                                ----------
                                                                                                                 3,392,986


                   Oppenheimer Strategic Bond Fund/VA

--------------------------------------------------------------------------------
Statement of Investments  (Continued)
--------------------------------------------------------------------------------


                                                                                               Principal      Market Value
                                                                                               Amount         See Note 1
--------------------------------------------------------------------------------------------------------------------------
Norway--0.4%
Norway (Government of) Bonds, 5.50%, 5/15/09NOK                                                12,285,000      $ 1,347,958
--------------------------------------------------------------------------------------------------------------------------
Panama--0.2%
Panama (Republic of) Interest Reduction Bonds, 4.50%, 7/17/14(2)                                  561,000          443,891
--------------------------------------------------------------------------------------------------------------------------
Peru--0.7%
Peru (Republic of) Past Due Interest Bonds, Series 20 yr., 4.50%, 3/7/17(2)                     1,145,000          741,388
--------------------------------------------------------------------------------------------------------------------------
Peru (Republic of) Sr. Nts., Zero Coupon, 4.53%, 2/28/16(8)                                     2,965,323        1,338,844
                                                                                                               -----------
                                                                                                                 2,080,232
--------------------------------------------------------------------------------------------------------------------------
Portugal--0.1%
Portugal (Republic of) Obrig Do Tes Medio Prazo Unsub. Nts., 5.85%, 5/20/10EUR                    350,000          343,370
--------------------------------------------------------------------------------------------------------------------------
Russia--2.8%
Russian Federation Sr. Unsec. Unsub. Nts., 11.75%, 6/10/03                                        320,000          299,000
--------------------------------------------------------------------------------------------------------------------------
Russian Federation Unsec. Unsub. Nts.:
8.25%, 3/31/10                                                                                    417,366          261,375
8.75%, 7/24/05                                                                                  2,252,000        1,717,150
12.75%, 6/24/28                                                                                 1,282,000        1,068,868
--------------------------------------------------------------------------------------------------------------------------
Russian Federation Unsub. Bonds, 8.25%, 3/31/10                                                 1,595,000          997,673
--------------------------------------------------------------------------------------------------------------------------
Russian Federation Unsub. Nts., 2.50%, 3/31/30(2)                                              11,141,875        4,181,685
                                                                                                               -----------
                                                                                                                 8,525,751
--------------------------------------------------------------------------------------------------------------------------
South Africa--0.4%
South Africa (Republic of) Bonds, Series 153, 13%, 8/31/10ZAR                                   8,700,000        1,166,794
--------------------------------------------------------------------------------------------------------------------------
Spain--0.3%
Spain (Kingdom of) Gtd. Bonds, Bonos y Obligacion del Estado, 5.15%, 7/30/09EUR                   930,000          874,709
--------------------------------------------------------------------------------------------------------------------------
Turkey--0.6%
Turkey (Republic of) Bonds, 11.75%, 6/15/10                                                     1,420,000        1,295,750
--------------------------------------------------------------------------------------------------------------------------
Turkey (Republic of) Sr. Unsub. Bonds, 12.375%, 6/15/09                                           530,000          494,225
                                                                                                               -----------
                                                                                                                 1,789,975
--------------------------------------------------------------------------------------------------------------------------
Venezuela--0.1%
Venezuela (Republic of) Collateralized Par Bonds:
Series W-A, 6.75%, 3/31/20                                                                        100,000           74,750
Series W-B, 6.75%, 3/31/20                                                                        105,000           78,488
--------------------------------------------------------------------------------------------------------------------------
Venezuela (Republic of) Debs., Series DL, 7.875%, 12/18/07(2)                                       2,868            2,316
                                                                                                               -----------
                                                                                                                   155,554
                                                                                                               -----------
Total Foreign Government Obligations (Cost $55,632,911)                                                         56,873,700
==========================================================================================================================
Loan Participations--0.5%
--------------------------------------------------------------------------------------------------------------------------
Algeria (Republic of) Trust III Nts., Tranche 3, 2.387%, 3/4/10(1)(2)JPY                       80,052,000          470,533
--------------------------------------------------------------------------------------------------------------------------
ING Barings LLC, Bank Mandiri Linked Nts., Series 5C, 7.937%, 6/1/05(1)(2)                        250,000          197,500
--------------------------------------------------------------------------------------------------------------------------
PT Bank Ekspor Impor Indonesia Nts., Series 4 yr., 10.344%, 8/25/02(1)(2)                         300,000          276,375
--------------------------------------------------------------------------------------------------------------------------
Shoshone Partners Loan Trust Sr. Nts., 8.507%, 4/28/02
(representing a basket of reference loans and a total return swap between
Chase Manhattan Bank and the Trust)(1)(2)                                                         750,000          573,015
                                                                                                               -----------
Total Loan Participations (Cost $1,717,736)                                                                      1,517,423


                    Oppenheimer Strategic Bond Fund/VA

--------------------------------------------------------------------------------
Statement of Investments  (Continued)
--------------------------------------------------------------------------------


                                                                                               Principal      Market Value
                                                                                               Amount         See Note 1
==========================================================================================================================
Corporate Bonds and Notes--34.1%
--------------------------------------------------------------------------------------------------------------------------
Aerospace/Defense--0.5%
BE Aerospace, Inc., 9.50% Sr. Unsec. Sub. Nts., 11/1/08                                        $  250,000       $  249,375
--------------------------------------------------------------------------------------------------------------------------
Constellation Finance LLC, 9.80% Airline Receivable Asset-Backed Nts.,
Series 1997-1, Cl. 1, 1/1/01(1)                                                                   175,000          171,937
--------------------------------------------------------------------------------------------------------------------------
Fairchild Corp., 10.75% Sr. Unsec. Sub. Nts., 4/15/09(1)                                          550,000          409,750
--------------------------------------------------------------------------------------------------------------------------
Greater Toronto Airports Authority, 5.40% Debs., 12/3/02CAD                                       240,000          159,821
--------------------------------------------------------------------------------------------------------------------------
Loral Space & Communications Ltd., 9.50% Sr. Nts., 1/15/06                                        300,000          202,500
--------------------------------------------------------------------------------------------------------------------------
Pentacon, Inc., 12.25% Sr. Unsec. Nts., Series B, 4/1/09                                          550,000          299,750
--------------------------------------------------------------------------------------------------------------------------
SC International Services, Inc., 9.25% Sr. Sub. Nts., Series B, 9/1/07                            200,000          193,000
                                                                                                                ----------
                                                                                                                 1,686,133
--------------------------------------------------------------------------------------------------------------------------
Chemicals--1.1%
Georgia Gulf Corp., 10.375% Sr. Unsec. Sub. Nts., 11/1/07                                         200,000          188,000
--------------------------------------------------------------------------------------------------------------------------
Huntsman Corp./ICI Chemical Co. plc:
10.125% Sr. Unsec. Sub. Nts., 7/1/09                                                              600,000          586,500
10.125% Sr. Unsec. Sub. Nts., 7/1/09EUR                                                           300,000          285,191
Zero Coupon Sr. Unsec. Disc. Nts., 13.09%, 12/31/09(8)                                            750,000          210,000
--------------------------------------------------------------------------------------------------------------------------
Lyondell Chemical Co.:
9.625% Sr. Sec. Nts., Series A, 5/1/07                                                            400,000          389,000
10.875% Sr. Sub. Nts., 5/1/09(11)                                                                 400,000          377,000
--------------------------------------------------------------------------------------------------------------------------
NL Industries, Inc., 11.75% Sr. Sec. Nts., 10/15/03                                               140,000          142,100
--------------------------------------------------------------------------------------------------------------------------
PCI Chemicals Canada, Inc., 9.25% Sec. Nts., 10/15/07(1)                                          175,000           41,125
--------------------------------------------------------------------------------------------------------------------------
Pioneer Americas Acquisition Corp., 9.25% Sr. Nts., 6/15/07(10)                                   250,000           46,250
--------------------------------------------------------------------------------------------------------------------------
Polymer Group, Inc., 9% Sr. Unsec. Sub. Nts., Series B, 7/1/07                                    500,000          332,500
--------------------------------------------------------------------------------------------------------------------------
Polytama International Finance BV, 11.25% Sec. Nts., 6/15/07(1)(10)(12)                           145,104           14,873
--------------------------------------------------------------------------------------------------------------------------
Reliance Industries Ltd., 10.25% Unsec. Nts., Series B, 1/15/97                                   300,000          249,156
--------------------------------------------------------------------------------------------------------------------------
Sterling Chemicals, Inc.:
11.75% Sr. Unsec. Sub. Nts., 8/15/06                                                              290,000          140,650
12.375% Sr. Sec. Nts., Series B, 7/15/06                                                          400,000          370,000
                                                                                                                ----------
                                                                                                                 3,372,345
--------------------------------------------------------------------------------------------------------------------------
Consumer Durables--0.0%
Icon Health & Fitness, Inc., 12% Unsec. Nts., 7/15/05(1)                                           55,000           30,250
--------------------------------------------------------------------------------------------------------------------------
Consumer Non-Durables--0.7%
AKI Holdings Corp., 0%/13.50% Sr. Disc. Debs., 7/1/09(1)(13)                                      150,000           57,000
--------------------------------------------------------------------------------------------------------------------------
AKI, Inc., 10.50% Sr. Unsec. Nts., 7/1/08                                                         100,000           77,625
--------------------------------------------------------------------------------------------------------------------------
Boyds Collection Ltd. (The), 9% Sr. Unsec. Sub. Nts., Series B, 5/15/08                           236,000          224,495
--------------------------------------------------------------------------------------------------------------------------
Galey & Lord, Inc., 9.125% Sr. Unsec. Sub. Nts., 3/1/08                                           400,000          218,000
--------------------------------------------------------------------------------------------------------------------------
Globe Manufacturing Corp., 10% Sr. Unsec. Sub. Nts., Series B, 8/1/08(1)(10)                      315,000               31
--------------------------------------------------------------------------------------------------------------------------
Holmes Products Corp., 9.875% Sr. Unsec. Sub. Nts., Series B, 11/15/07                            200,000           89,000
--------------------------------------------------------------------------------------------------------------------------
Indorayon International Finance Co. BV, 10% Nts., 3/29/01(1)(10)(12)                              100,000           25,000
--------------------------------------------------------------------------------------------------------------------------
Phillips-Van Heusen Corp., 9.50% Sr. Unsec. Sub. Nts., 5/1/08(1)                                  200,000          187,000
--------------------------------------------------------------------------------------------------------------------------
Revlon Consumer Products Corp., 9% Sr. Nts., 11/1/06                                            1,000,000          740,000
--------------------------------------------------------------------------------------------------------------------------
Salton, Inc., 10.75% Sr. Unsec. Sub. Nts., 12/15/05                                               425,000          414,906
--------------------------------------------------------------------------------------------------------------------------
Styling Technology Corp., 10.875% Sr. Unsec. Sub. Nts., 7/1/08(10)                                 70,000            2,450
--------------------------------------------------------------------------------------------------------------------------
Williams (J. B.) Holdings, Inc., 12% Sr. Nts., 3/1/04                                             100,000           96,000
                                                                                                                ----------
                                                                                                                 2,131,507


                    Oppenheimer Strategic Bond Fund/VA

--------------------------------------------------------------------------------
Statement of Investments (Continued)
--------------------------------------------------------------------------------


                                                                                           Principal          Market Value
                                                                                           Amount             See Note 1
--------------------------------------------------------------------------------------------------------------------------
Energy--2.2%
Chesapeake Energy Corp.:
9.125% Sr. Unsec. Nts., 4/15/06                                                            $      100,000       $  101,250
9.625% Sr. Unsec. Nts., Series B, 5/1/05                                                          600,000          620,250
--------------------------------------------------------------------------------------------------------------------------
Clark Refinancing & Marketing, Inc., 8.875% Sr. Sub. Nts., 11/15/07                               400,000          222,000
--------------------------------------------------------------------------------------------------------------------------
Denbury Management, Inc., 9% Sr. Sub. Nts., 3/1/08                                                400,000          349,000
--------------------------------------------------------------------------------------------------------------------------
Frontier Oil Corp., 11.75% Sr. Nts., 11/15/09                                                     400,000          398,500
--------------------------------------------------------------------------------------------------------------------------
Gothic Production Corp., 11.125% Sr. Sec. Nts., Series B, 5/1/05                                  550,000          591,250
--------------------------------------------------------------------------------------------------------------------------
Grant Geophysical, Inc., 9.75% Sr. Unsec. Nts., Series B, 2/15/08                                 560,000          312,200
--------------------------------------------------------------------------------------------------------------------------
Leviathan Gas Pipeline Partners LP/Leviathan Finance Corp.,
10.375% Sr. Unsec. Sub. Nts., Series B, 6/1/09                                                    400,000          422,000
--------------------------------------------------------------------------------------------------------------------------
Nuevo Energy Co., 9.375% Sr. Sub. Nts., 10/1/10(5)                                                400,000          403,000
--------------------------------------------------------------------------------------------------------------------------
Ocean Rig Norway AS, 10.25% Sr. Sec. Nts., 6/1/08                                                 400,000          342,000
--------------------------------------------------------------------------------------------------------------------------
Parker Drilling Co., 9.75% Sr. Unsec. Nts., Series D, 11/15/06                                    400,000          404,000
--------------------------------------------------------------------------------------------------------------------------
Pogo Producing Co., 8.75% Sr. Sub. Nts., Series B, 5/15/07                                        370,000          366,300
--------------------------------------------------------------------------------------------------------------------------
R&B Falcon Corp., 12.25% Sr. Unsec. Nts., 3/15/06                                                 300,000          355,500
--------------------------------------------------------------------------------------------------------------------------
RAM Energy, Inc., 11.50% Sr. Unsec. Nts., 2/15/08                                                 630,000          488,250
--------------------------------------------------------------------------------------------------------------------------
RBF Finance Co., 11% Sr. Sec. Nts., 3/15/06                                                       375,000          435,937
--------------------------------------------------------------------------------------------------------------------------
Statia Terminals International NV/Statia Terminals (Canada), Inc.,
11.75% First Mtg. Nts., Series B, 11/15/03                                                        175,000          181,125
--------------------------------------------------------------------------------------------------------------------------
Stone Energy Corp., 8.75% Sr. Sub. Nts., 9/15/07                                                  270,000          274,050
--------------------------------------------------------------------------------------------------------------------------
Universal Compression Holdings, Inc., 0%/9.875% Sr. Disc. Nts., 2/15/08(13)                       500,000          412,500
                                                                                                            --------------
                                                                                                                 6,679,112
--------------------------------------------------------------------------------------------------------------------------
Financial--1.7%
Alpha Wind 2000-A Ltd.:
11.311% Nts., 5/23/01(1)(2)                                                                       250,000          250,000
13.751% Nts., 5/23/01(1)(2)                                                                       400,000          400,000
--------------------------------------------------------------------------------------------------------------------------
Americredit Corp., 9.875% Gtd. Sr. Nts., 4/15/06                                                  600,000          573,000
--------------------------------------------------------------------------------------------------------------------------
AMRESCO, Inc.:
9.875% Sr. Sub. Nts., Series 98-A, 3/15/05                                                        300,000          169,500
10% Sr. Sub. Nts., Series 97-A, 3/15/04                                                           100,000           56,500
--------------------------------------------------------------------------------------------------------------------------
ASAT Finance LLC, 12.50% Sr. Unsec. Nts., 11/1/06                                                 162,500          153,562
--------------------------------------------------------------------------------------------------------------------------
Bakrie Investindo, Zero Coupon Promissory Nts., 7/10/1998(1)(10)(12)IDR                     1,000,000,000           15,504
--------------------------------------------------------------------------------------------------------------------------
Bank Plus Corp., 12% Sr. Nts., 7/18/07                                                              7,000            5,845
--------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Bank, 5.625% Unsec. Unsub. Nts., 6/10/03GBP                                     115,000          171,835
--------------------------------------------------------------------------------------------------------------------------
Finova Capital Corp., 7.25% Nts., 11/8/04                                                         200,000          120,212
--------------------------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp., 6.875% Nts., Series EC, 9/9/04GBP                                540,000          819,720
--------------------------------------------------------------------------------------------------------------------------
Hanvit Bank:
0%/12.75% Unsec. Sub. Nts., 3/1/10(5)(13)                                                         795,000          787,794
0%/12.75% Unsec. Sub. Nts., 3/1/10(13)                                                            415,000          411,238
--------------------------------------------------------------------------------------------------------------------------
IBJ Preferred Capital Co. (The) LLC, 8.79% Bonds, 12/29/49(2)(5)                                  400,000          364,523
--------------------------------------------------------------------------------------------------------------------------
LaBranche & Co., Inc., 12% Sr. Unsec. Sub. Nts., 3/1/07                                           200,000          211,000
--------------------------------------------------------------------------------------------------------------------------
Local Financial Corp., 11% Sr. Nts., 9/8/04(5)                                                    150,000          150,750
--------------------------------------------------------------------------------------------------------------------------
Ocwen Capital Trust I, 10.875% Capital Nts., 8/1/27(1)                                            150,000           89,250



                      Oppenheimer Strategic Bond Fund/VA

--------------------------------------------------------------------------------
Statement of Investments  (Continued)
--------------------------------------------------------------------------------


                                                                                             Principal        Market Value
                                                                                             Amount           See Note 1
--------------------------------------------------------------------------------------------------------------------------
Financial  (continued)
Ocwen Financial Corp., 11.875% Nts., 10/1/03                                                 $    150,000       $  129,750
--------------------------------------------------------------------------------------------------------------------------
Ongko International Finance Co. BV, 10.50% Sec. Nts., 3/29/04(1)(10)(12)                           90,000            3,150
--------------------------------------------------------------------------------------------------------------------------
PT Polysindo Eka Perkasa:
11% Nts., 6/18/03(1)(10)(12)                                                                      100,000           13,000
24% Nts., 6/19/03(10)(12)IDR                                                                  164,300,000            2,208
--------------------------------------------------------------------------------------------------------------------------
Saul (B.F.) Real Estate Investment Trust, 9.75% Sr. Sec. Nts., Series B, 4/1/08                   245,000          208,250
--------------------------------------------------------------------------------------------------------------------------
SBS Agro Finance BV, 10.25% Bonds, 7/21/01(1)(10)(12)                                             339,000           14,407
--------------------------------------------------------------------------------------------------------------------------
Southern Pacific Funding Corp., 11.50% Sr. Nts., 11/1/04(10)(12)                                   80,000           24,400
                                                                                                                ----------
                                                                                                                 5,145,398
--------------------------------------------------------------------------------------------------------------------------
Food & Drug--0.3%
Family Restaurants, Inc., 9.75% Sr. Nts., 2/1/02                                                  500,000          137,500
--------------------------------------------------------------------------------------------------------------------------
Fleming Cos., Inc., 10.625% Sr. Sub. Nts., Series B, 7/31/07                                      500,000          345,000
--------------------------------------------------------------------------------------------------------------------------
Pantry, Inc. (The), 10.25% Sr. Sub. Nts., 10/15/07                                                200,000          189,000
Shoppers Food Warehouse Corp., 9.75% Sr. Nts., 6/15/04                                            155,000          162,527
                                                                                                                ----------
                                                                                                                   834,027
--------------------------------------------------------------------------------------------------------------------------
Food/Tobacco--0.3%
Aurora Foods, Inc., 8.75% Sr. Sub. Nts., Series B, 7/1/08                                         300,000          209,250
--------------------------------------------------------------------------------------------------------------------------
Del Monte Foods Co., 0%/12.50% Sr. Disc. Nts., Series B, 12/15/07(13)                              71,000           54,315
--------------------------------------------------------------------------------------------------------------------------
Packaged Ice, Inc., 9.75% Sr. Unsec. Nts., Series B, 2/1/05                                       200,000          159,000
--------------------------------------------------------------------------------------------------------------------------
SmithField Foods, Inc., 7.625% Sr. Unsec. Sub. Nts., 2/15/08                                      400,000          375,500
--------------------------------------------------------------------------------------------------------------------------
Sparkling Spring Water Group Ltd., 11.50% Sr. Sec. Sub. Nts., 11/15/07                            200,000          133,000
                                                                                                                ----------
                                                                                                                   931,065
--------------------------------------------------------------------------------------------------------------------------
Forest Products/Containers--1.2%
Ball Corp.:
7.75% Sr. Unsec. Nts., 8/1/06                                                                     125,000          122,187
8.25% Sr. Unsec. Sub. Nts., 8/1/08                                                                125,000          120,937
--------------------------------------------------------------------------------------------------------------------------
Consumers International, Inc., 10.25% Sr. Sec. Nts., 4/1/05(1)                                    250,000           26,250
--------------------------------------------------------------------------------------------------------------------------
Doman Industries Ltd., 8.75% Sr. Nts., 3/15/04                                                    700,000          297,500
--------------------------------------------------------------------------------------------------------------------------
Gaylord Container Corp., 9.75% Sr. Unsec. Nts., Series B, 6/15/07                                 200,000          127,000
--------------------------------------------------------------------------------------------------------------------------
Packaging Corp. of America, 9.625% Sr. Unsec. Sub. Nts., 4/1/09                                   750,000          778,125
--------------------------------------------------------------------------------------------------------------------------
Repap New Brunswick, Inc., 10.625% Second Priority Sr. Sec. Nts., 4/15/05                         650,000          673,562
--------------------------------------------------------------------------------------------------------------------------
Riverwood International Corp.:
10.625% Sr. Unsec. Nts., 8/1/07                                                                   750,000          753,750
10.875% Sr. Sub. Nts., 4/1/08                                                                     250,000          226,250
--------------------------------------------------------------------------------------------------------------------------
SD Warren Co., 14% Unsec. Nts., 12/15/06(9)                                                       417,149          454,692
--------------------------------------------------------------------------------------------------------------------------
U.S. Timberlands Co. LP, 9.625% Sr. Nts., 11/15/07                                                150,000          120,750
                                                                                                                ----------
                                                                                                                 3,701,003



                    Oppenheimer Strategic Bond Fund/VA

--------------------------------------------------------------------------------
Statement of Investments  (Continued)
--------------------------------------------------------------------------------


                                                                                                 Principal     Market Value
                                                                                                 Amount        See Note 1
--------------------------------------------------------------------------------------------------------------------------
Gaming/Leisure--2.2%
Capstar Hotel Co., 8.75% Sr. Sub. Nts., 8/15/07                                                  $275,000       $  256,437
--------------------------------------------------------------------------------------------------------------------------
Florida Panthers Holdings, Inc., 9.875% Sr. Sub. Nts., 4/15/09                                    450,000          416,250
--------------------------------------------------------------------------------------------------------------------------
HMH Properties, Inc., 8.45% Sr. Nts., Series C, 12/1/08                                           500,000          487,500
--------------------------------------------------------------------------------------------------------------------------
Hollywood Casino Corp., 11.25% Sr. Sec. Nts., 5/1/07                                              250,000          259,375
--------------------------------------------------------------------------------------------------------------------------
Hollywood Park, Inc., 9.25% Sr. Unsec. Sub. Nts., Series B, 2/15/07                               325,000          329,875
--------------------------------------------------------------------------------------------------------------------------
Horseshoe Gaming LLC, 9.375% Sr. Sub. Nts., 6/15/07                                               425,000          428,187
--------------------------------------------------------------------------------------------------------------------------
Intrawest Corp., 9.75% Sr. Nts., 8/15/08                                                          350,000          353,500
--------------------------------------------------------------------------------------------------------------------------
Jupiters Ltd., 8.50% Sr. Unsec. Nts., 3/1/06                                                      400,000          386,000
--------------------------------------------------------------------------------------------------------------------------
Mandalay Resort Group, 10.25% Sr. Unsec. Sub. Nts., Series B, 8/1/07                              750,000          744,375
--------------------------------------------------------------------------------------------------------------------------
Meristar Hospitality Corp., 8.75% Sr. Unsec. Sub. Nts., 8/15/07                                   325,000          299,000
--------------------------------------------------------------------------------------------------------------------------
Mohegan Tribal Gaming Authority:
8.125% Sr. Nts., 1/1/06                                                                           300,000          302,250
8.75% Sr. Unsec. Sub. Nts., 1/1/09                                                                700,000          702,625
--------------------------------------------------------------------------------------------------------------------------
Premier Cruise Ltd., 11% Sr. Nts., 3/15/08(1)(10)(12)                                             250,000               --
--------------------------------------------------------------------------------------------------------------------------
Premier Parks, Inc.:
0%/10% Sr. Disc. Nts., 4/1/08(13)                                                                 200,000          139,000
9.25% Sr. Nts., 4/1/06                                                                            100,000           96,500
9.75% Sr. Nts., 6/15/07                                                                           100,000           97,500
--------------------------------------------------------------------------------------------------------------------------
Six Flags Entertainment Corp., 8.875% Sr. Nts., 4/1/06                                            200,000          189,250
--------------------------------------------------------------------------------------------------------------------------
Station Casinos, Inc., 9.875% Sr. Unsec. Sub. Nts., 7/1/10                                        800,000          825,000
--------------------------------------------------------------------------------------------------------------------------
Trump Atlantic City Associates/Trump Atlantic City Funding, Inc.,
11.25% First Mtg. Nts., 5/1/06                                                                     25,000           16,500
--------------------------------------------------------------------------------------------------------------------------
Venetian Casino Resort LLC/Las Vegas Sands, Inc., 12.25% Mtg. Nts., 11/15/04                      250,000          246,250
                                                                                                                ----------
                                                                                                                 6,575,374
--------------------------------------------------------------------------------------------------------------------------
Healthcare--1.1%
Charles River Laboratories International, Inc., 13.50% Sr. Sub. Nts., Series B, 10/1/09           227,500          240,012
--------------------------------------------------------------------------------------------------------------------------
Fresenius Medical Care Capital Trust II, 7.875% Nts., 2/1/08                                      900,000          821,250
--------------------------------------------------------------------------------------------------------------------------
Fresenius Medical Care Capital Trust III, 7.375% Nts., 2/1/08DEM                                   25,000           12,061
--------------------------------------------------------------------------------------------------------------------------
ICN Pharmaceuticals, Inc.:
8.75% Sr. Nts., 11/15/08(1)                                                                       200,000          201,000
9.75% Sr. Nts., 11/15/08(5)                                                                       350,000          351,750
--------------------------------------------------------------------------------------------------------------------------
Kinetic Concepts, Inc., 9.625% Sr. Unsec. Sub. Nts., Series B, 11/1/07(1)                         250,000          212,500
--------------------------------------------------------------------------------------------------------------------------
Magellan Health Services, Inc., 9% Sr. Sub. Nts., 2/15/08                                         700,000          493,500
--------------------------------------------------------------------------------------------------------------------------
Tenet Healthcare Corp., 8.625% Sr. Sub. Nts., 1/15/07                                             650,000          668,687
--------------------------------------------------------------------------------------------------------------------------
Unilab Finance Corp., 12.75% Sr. Sub. Nts., 10/1/09                                               300,000          327,000
                                                                                                                ----------
                                                                                                                 3,327,760



                      Oppenheimer Strategic Bond Fund/VA

--------------------------------------------------------------------------------
Statement of Investments  (Continued)
--------------------------------------------------------------------------------


                                                                                               Principal      Market Value
                                                                                               Amount         See Note 1
--------------------------------------------------------------------------------------------------------------------------
Housing--0.7%
Building Materials Corp. of America, 8.625% Sr. Nts., Series B, 12/15/06                       $  300,000       $   76,500
--------------------------------------------------------------------------------------------------------------------------
D.R. Horton, Inc.:
8% Sr. Nts., 2/1/09                                                                               400,000          362,000
9.75% Sr. Sub. Nts., 9/15/10                                                                      400,000          378,000
--------------------------------------------------------------------------------------------------------------------------
Del Webb Corp., 10.25% Sr. Unsec. Sub. Nts., 2/15/10                                              300,000          259,500
--------------------------------------------------------------------------------------------------------------------------
Formica Corp., 10.875% Sr. Unsec. Sub. Nts., Series B, 3/1/09                                     200,000           76,000
--------------------------------------------------------------------------------------------------------------------------
Kaufman & Broad Home Corp., 7.75% Sr. Nts., 10/15/04(1)                                           300,000          282,000
--------------------------------------------------------------------------------------------------------------------------
Nortek, Inc.:
9.125% Sr. Unsec. Nts., Series B, 9/1/07                                                          650,000          589,875
9.25% Sr. Nts., Series B, 3/15/07                                                                 150,000          137,625
                                                                                                                ----------
                                                                                                                 2,161,500
--------------------------------------------------------------------------------------------------------------------------
Information Technology--1.4%
Amkor Technologies, Inc., 9.25% Sr. Unsec. Nts., 5/1/06                                           700,000          663,250
--------------------------------------------------------------------------------------------------------------------------
Communications & Power Industries, Inc., 12% Sr. Sub. Nts., Series B, 8/1/05                      250,000          175,000
--------------------------------------------------------------------------------------------------------------------------
Details, Inc., 10% Sr. Sub. Nts., Series B, 11/15/05                                              200,000          185,000
--------------------------------------------------------------------------------------------------------------------------
EchoStar Broadband Corp., 10.375% Sr. Nts., 10/1/07(5)                                            900,000          888,750
--------------------------------------------------------------------------------------------------------------------------
Fairchild Semiconductor International, Inc., 10.375% Sr. Unsec. Nts., 10/1/07                     500,000          472,500
--------------------------------------------------------------------------------------------------------------------------
Fisher Scientific International, Inc.:
9% Sr. Unsec. Sub. Nts., 2/1/08                                                                   400,000          373,000
9% Sr. Unsec. Sub. Nts., 2/1/08                                                                   105,000           97,913
--------------------------------------------------------------------------------------------------------------------------
Flextronics International Ltd., 9.875% Sr. Sub. Nts., 7/1/10(5)                                   500,000          490,000
--------------------------------------------------------------------------------------------------------------------------
Micron Technology, Inc., 6.50% Sub. Nts., 9/30/05                                               1,000,000          830,000
--------------------------------------------------------------------------------------------------------------------------
Seagate Technology International, 12.50% Sr. Unsec. Sub. Nts., 11/15/07(5)                        150,000          142,500
                                                                                                                ----------
                                                                                                                 4,317,913
--------------------------------------------------------------------------------------------------------------------------
Manufacturing--1.0%
Actuant Corp., 13% Sr. Sub. Nts., 5/1/09                                                          300,000          274,500
--------------------------------------------------------------------------------------------------------------------------
AMC Entertainment, Inc., 9.50% Sr. Unsec. Sub. Nts., 2/1/11                                       500,000          291,250
--------------------------------------------------------------------------------------------------------------------------
Blount, Inc., 13% Sr. Sub. Nts., 8/1/09                                                           400,000          310,000
--------------------------------------------------------------------------------------------------------------------------
Burke Industries, Inc., 10% Sr. Sub. Nts., 8/15/07                                                150,000           38,250
--------------------------------------------------------------------------------------------------------------------------
Eagle-Picher Industries, Inc., 9.375% Sr. Unsec. Sub. Nts., 3/1/08                                300,000          196,500
--------------------------------------------------------------------------------------------------------------------------
Grove Worldwide LLC, 9.25% Sr. Sub. Nts., 5/1/08                                                  500,000           47,500
--------------------------------------------------------------------------------------------------------------------------
Hydrochem Industrial Services, Inc., 10.375% Sr. Sub. Nts., 8/1/07                                150,000          113,250
--------------------------------------------------------------------------------------------------------------------------
Insilco Corp., 12% Sr. Sub. Nts., 8/15/07                                                         400,000          398,000
--------------------------------------------------------------------------------------------------------------------------
International Wire Group, Inc., 11.75% Sr. Sub. Nts., Series B, 6/1/05                            125,000          122,500
--------------------------------------------------------------------------------------------------------------------------
Jordan Industries, Inc., 10.375% Sr. Unsec. Nts., Series D, 8/1/07                                300,000          253,500
--------------------------------------------------------------------------------------------------------------------------
Moll Industries, Inc., 10.50% Sr. Unsec. Sub. Nts., 7/1/08                                        200,000           57,000
--------------------------------------------------------------------------------------------------------------------------
Roller Bearing Co. of America, Inc., 9.625% Sr. Sub. Nts., Series B, 6/15/07                      540,000          477,900
--------------------------------------------------------------------------------------------------------------------------
Terex Corp.:
8.875% Sr. Unsec. Sub. Nts., 4/1/08(1)                                                            250,000          216,563
8.875% Sr. Unsec. Sub. Nts., Series C, 4/1/08                                                     100,000           86,625
--------------------------------------------------------------------------------------------------------------------------
Unifrax Investment Corp., 10.50% Sr. Nts., 11/1/03                                                 50,000           45,250
                                                                                                                ----------
                                                                                                                 2,928,588



                    Oppenheimer Strategic Bond Fund/VA

--------------------------------------------------------------------------------
Statement of Investments  (Continued)
--------------------------------------------------------------------------------


                                                                                               Principal        Market Value
                                                                                               Amount           See Note 1
--------------------------------------------------------------------------------------------------------------------------
Media/Entertainment: Broadcasting--1.1%
Chancellor Media Corp.:
8.125% Sr. Sub. Nts., Series B, 12/15/07                                                       $  200,000       $  202,000
8.75% Sr. Unsec. Sub. Nts., Series B, 6/15/07                                                     400,000          412,000
--------------------------------------------------------------------------------------------------------------------------
Citadel Broadcasting Co., 9.25% Sr. Unsec. Sub. Nts., 11/15/08                                    250,000          243,750
--------------------------------------------------------------------------------------------------------------------------
Cumulus Media, Inc., 10.375% Sr. Unsec. Sub. Nts., 7/1/08                                         450,000          363,375
--------------------------------------------------------------------------------------------------------------------------
Emmis Communications Corp., 8.125% Sr. Unsec. Sub. Nts., Series B, 3/15/09                        600,000          558,000
--------------------------------------------------------------------------------------------------------------------------
Paxson Communications Corp., 11.625% Sr. Sub. Nts., 10/1/02                                        50,000           50,750
--------------------------------------------------------------------------------------------------------------------------
Radio One, Inc., 12% Sr. Sub. Nts., Series B, 5/15/04                                             100,000          102,500
--------------------------------------------------------------------------------------------------------------------------
Sinclair Broadcast Group, Inc.:
8.75% Sr. Sub. Nts., 12/15/07                                                                     100,000           90,000
9% Sr. Unsec. Sub. Nts., 7/15/07                                                                  210,000          193,200
--------------------------------------------------------------------------------------------------------------------------
Spanish Broadcasting System, Inc., 9.625% Sr. Sub. Nts., 11/1/09                                  800,000          708,000
--------------------------------------------------------------------------------------------------------------------------
Young Broadcasting, Inc.:
8.75% Sr. Sub. Debs., 6/15/07                                                                     275,000          250,594
9% Sr. Sub. Nts., Series B, 1/15/06                                                               100,000           93,000
                                                                                                                ----------
                                                                                                                 3,267,169
--------------------------------------------------------------------------------------------------------------------------
Media/Entertainment: Cable/Wireless Video--2.6%
Adelphia Communications Corp.:
7.875% Sr. Unsec. Nts., 5/1/09                                                                    350,000          287,000
8.375% Sr. Nts., Series B, 2/1/08                                                                 100,000           86,500
9.25% Sr. Nts., 10/1/02                                                                           385,000          377,300
9.375% Sr. Nts., 11/15/09                                                                         500,000          442,500
10.50% Sr. Unsec. Nts., Series B, 7/15/04                                                          70,000           69,475
10.875% Sr. Unsec. Nts., 10/1/10                                                                  250,000          242,500
--------------------------------------------------------------------------------------------------------------------------
Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp.:
0%/9.92% Sr. Unsec. Disc. Nts., 4/1/11(13)                                                      1,750,000        1,019,375
8.25% Sr. Unsec. Nts., 4/1/07                                                                     400,000          364,000
10% Sr. Nts., 4/1/09                                                                               50,000           48,750
--------------------------------------------------------------------------------------------------------------------------
Classic Cable, Inc., 10.50% Sr. Sub. Nts., 3/1/10                                                 200,000           91,000
--------------------------------------------------------------------------------------------------------------------------
Comcast UK Cable Partner Ltd., 11.20% Sr. Disc. Debs., 11/15/07                                   250,000          213,750
--------------------------------------------------------------------------------------------------------------------------
Diamond Cable Communications plc, 11.75% Sr. Disc. Nts., 12/15/05                                 825,000          742,500
--------------------------------------------------------------------------------------------------------------------------
Diamond Holdings plc, 9.125% Sr. Nts., 2/1/08(1)                                                   50,000           41,000
--------------------------------------------------------------------------------------------------------------------------
EchoStar DBS Corp., 9.375% Sr. Unsec. Nts., 2/1/09                                              1,045,000        1,018,875
--------------------------------------------------------------------------------------------------------------------------
EchoStar I Bonds, 8.25%, 2/26/01(1)                                                                 9,344            9,345
--------------------------------------------------------------------------------------------------------------------------
EchoStar II Sinking Fund Bonds, 8.25%, 11/9/01(1)                                                  38,922           38,922
--------------------------------------------------------------------------------------------------------------------------
Insight Midwest LP/Insight Capital, Inc., 9.75% Sr. Nts., 10/1/09                                 400,000          399,000
--------------------------------------------------------------------------------------------------------------------------
NTL Communications Corp.:
0%/12.375% Sr. Unsec. Nts., Series B, 10/1/08(13)                                                  85,000           46,325
9.875% Sr. Unsec. Nts., Series B, 11/15/09EUR                                                     200,000          158,205
--------------------------------------------------------------------------------------------------------------------------
NTL, Inc.:
0%/9.75% Sr. Deferred Coupon Nts., Series B, 4/1/08(13)                                           300,000          165,750
0%/9.75% Sr. Nts., Series B, 4/15/09(13)GBP                                                       775,000          509,386
0%/10.75% Sr. Unsec. Unsub. Nts., Series B, 4/1/08(13)GBP                                         115,000           92,765
10% Sr. Nts., Series B, 2/15/07                                                                   100,000           86,750



                      Oppenheimer Strategic Bond Fund/VA

--------------------------------------------------------------------------------
Statement of Investments (Continued)
--------------------------------------------------------------------------------


                                                                                                 Principal    Market Value
                                                                                                 Amount       See Note 1
--------------------------------------------------------------------------------------------------------------------------
Media/Entertainment: Cable/Wireless Video  (continued)
Rogers Cablesystems Ltd., 10% Second Priority Sr. Sec. Debs., 12/1/07                            $200,000       $  211,000
--------------------------------------------------------------------------------------------------------------------------
Rogers Communications, Inc., 8.75% Sr. Nts., 7/15/07CAD                                           400,000          261,651
--------------------------------------------------------------------------------------------------------------------------
Telewest Communications plc:
0%/9.875% Sr. Disc. Nts., 4/15/09(13)GBP                                                          425,000          299,974
11% Sr. Disc. Debs., 10/1/07                                                                      200,000          179,000
--------------------------------------------------------------------------------------------------------------------------
United International Holdings, Inc., 0%/10.75% Sr. Disc. Nts., Series B, 2/15/08(13)              770,000          319,550
--------------------------------------------------------------------------------------------------------------------------
United Pan-Europe Communications NV, 10.875% Sr. Unsec. Nts., Series B, 8/1/09                    250,000          161,250
                                                                                                                ----------
                                                                                                                 7,983,398
--------------------------------------------------------------------------------------------------------------------------
Media/Entertainment: Diversified Media--0.7%
IPC Magazines Group plc:
0%/10.75% Bonds, 3/15/08(13)GBP                                                                   200,000          176,268
9.625% Bonds, 3/15/08GBP                                                                          300,000          376,438
--------------------------------------------------------------------------------------------------------------------------
Lamar Advertising Co., 8.625% Sr. Sub. Nts., 9/15/07                                              150,000          151,125
--------------------------------------------------------------------------------------------------------------------------
Lamar Media Corp., 9.625% Sr. Unsec. Sub. Nts., 12/1/06                                            50,000           51,750
--------------------------------------------------------------------------------------------------------------------------
Mail-Well I Corp., 8.75% Sr. Unsec. Sub. Nts., Series B, 12/15/08                                 200,000          141,000
--------------------------------------------------------------------------------------------------------------------------
Time Warner Entertainment Co. LP, 8.375% Sr. Debs., 3/15/23                                       300,000          325,066
--------------------------------------------------------------------------------------------------------------------------
WRC Media, Inc./Weekly Reader Corp./Compass Learning Corp.,
12.75% Sr. Sub. Nts., 11/15/09                                                                    800,000          645,000
--------------------------------------------------------------------------------------------------------------------------
Ziff Davis Media, Inc., 12% Sr. Sub. Nts., 7/15/10(5)                                             200,000          158,000
                                                                                                                ----------
                                                                                                                 2,024,647
--------------------------------------------------------------------------------------------------------------------------
Media/Entertainment: Telecommunications--6.0%
360networks, Inc.:
12% Sr. Unsec. Sub. Nts., 8/1/09                                                                  100,000           75,000
13% Sr. Unsec. Nts., 5/1/08EUR                                                                    250,000          183,086
--------------------------------------------------------------------------------------------------------------------------
Adelphia Business Solutions, Inc., 12% Sr. Sub. Nts., 11/1/07                                     400,000          154,000
--------------------------------------------------------------------------------------------------------------------------
Colo.com, Units (each unit consists of $1,000 principal
amount of 13.875% sr. nts., 3/15/10 and one warrant to purchase
19.9718 shares of common stock at $.01 per share)(5)(14)                                          400,000          254,000
--------------------------------------------------------------------------------------------------------------------------
COLT Telecom Group plc:
0%/12% Sr. Unsec. Disc. Nts., 12/15/06(13)                                                        400,000          364,000
7.625% Bonds, 7/31/08DEM                                                                          600,000          263,549
10.125% Sr. Nts., 11/30/07GBP                                                                     100,000          152,368
--------------------------------------------------------------------------------------------------------------------------
Concentric Network Corp., 12.75% Sr. Unsec. Nts., 12/15/07                                         80,000           68,400
--------------------------------------------------------------------------------------------------------------------------
Covad Communications Group, Inc., 0%/13.50% Sr. Disc. Nts., 3/15/08(13)                           800,000          100,000
--------------------------------------------------------------------------------------------------------------------------
Equinix, Inc., 13% Sr. Unsec. Nts., 12/1/07(1)                                                    200,000          141,000
--------------------------------------------------------------------------------------------------------------------------
Exodus Communications, Inc.:
10.75% Sr. Unsec. Sub. Nts., 12/15/09                                                             850,000          735,250
11.25% Sr. Nts., 7/1/08                                                                           665,000          595,175
11.625% Sr. Nts., 7/15/10(5)                                                                      875,000          783,125
--------------------------------------------------------------------------------------------------------------------------
FirstWorld Communications, Inc., 0%/13% Sr. Disc. Nts., 4/15/08(13)                               250,000           28,750
--------------------------------------------------------------------------------------------------------------------------
FLAG Telecom Holdings Ltd.:
11.625% Sr. Nts., 3/30/10(1)EUR                                                                   150,000          109,851
11.625% Sr. Unsec. Nts., 3/30/10                                                                  150,000          117,750
--------------------------------------------------------------------------------------------------------------------------
Focal Communications Corp.:
0%/12.125% Sr. Unsec. Disc. Nts., 2/15/08(13)                                                     250,000          106,250
11.875% Sr. Unsec. Nts., Series B, 1/15/10                                                        375,000          256,875



                    Oppenheimer Strategic Bond Fund/VA

--------------------------------------------------------------------------------
Statement of Investment  (Continued)
--------------------------------------------------------------------------------


                                                                                               Principal      Market Value
                                                                                               Amount         See Note 1
--------------------------------------------------------------------------------------------------------------------------
Media/Entertainment: Telecommunications  (continued)
Global Crossing Holdings Ltd.:
9.125% Sr. Unsec. Nts., 11/15/06                                                               $  500,000         $481,250
9.625% Sr. Unsec. Nts., 5/15/08                                                                   500,000          472,500
--------------------------------------------------------------------------------------------------------------------------
Global TeleSystems, Inc., 10.50% Sr. Unsec. Bonds, 12/1/06EUR                                     250,000           95,064
--------------------------------------------------------------------------------------------------------------------------
Intermedia Communications, Inc.:
0%/12.25% Sr. Disc. Nts., Series B, 3/1/09(13)                                                    500,000          202,500
8.50% Sr. Nts., Series B, 1/15/08                                                                 250,000          176,250
8.875% Sr. Nts., 11/1/07                                                                          365,000          257,325
--------------------------------------------------------------------------------------------------------------------------
International CableTel, Inc., 0%/11.50% Sr. Deferred Coupon Nts., Series B, 2/1/06(13)            500,000          437,500
--------------------------------------------------------------------------------------------------------------------------
Jazztel plc, 13.25% Sr. Unsec. Nts., 12/15/09EUR                                                  900,000          545,031
--------------------------------------------------------------------------------------------------------------------------
KMC Telecom Holdings, Inc., 0%/12.50% Sr. Unsec. Disc. Nts., 2/15/08(13)                          800,000           56,000
--------------------------------------------------------------------------------------------------------------------------
Level 3 Communications, Inc.:
0%/10.50% Sr. Disc. Nts., 12/1/08(13)                                                           1,000,000          545,000
9.125% Sr. Unsec. Nts., 5/1/08                                                                    850,000          690,625
11% Sr. Unsec. Nts., 3/15/08                                                                      750,000          663,750
11.25% Sr. Unsec. Nts., 3/15/10                                                                   250,000          218,750
--------------------------------------------------------------------------------------------------------------------------
McLeodUSA, Inc.:
8.125% Sr. Unsec. Nts., 2/15/09                                                                   600,000          517,500
8.375% Sr. Nts., 3/15/08                                                                          513,000          459,135
9.25% Sr. Nts., 7/15/07                                                                            75,000           69,000
--------------------------------------------------------------------------------------------------------------------------
Metromedia Fiber Network, Inc.:
10% Sr. Nts., 12/15/09                                                                            550,000          459,250
10% Sr. Unsec. Nts., Series B, 11/15/08                                                           400,000          334,000
--------------------------------------------------------------------------------------------------------------------------
Metromedia International Group, Inc., 0%/10.50% Sr. Unsec. Disc. Nts., 9/30/07(13)                436,950          205,367
--------------------------------------------------------------------------------------------------------------------------
MGC Communications, Inc./Mpower Holding Corp., 13% Sr. Unsec. Nts., 4/1/10                        500,000          225,000
--------------------------------------------------------------------------------------------------------------------------
NorthPoint Communications Group, Inc., 12.875% Nts., 2/15/10                                      350,000           26,250
--------------------------------------------------------------------------------------------------------------------------
Ntelos, Inc., 13% Sr. Nts., 8/15/10(5)                                                            450,000          317,250
--------------------------------------------------------------------------------------------------------------------------
OpTel, Inc., 13% Sr. Nts., Series B, 2/15/05(10)                                                  100,000           62,500
--------------------------------------------------------------------------------------------------------------------------
PSINet, Inc.:
10% Sr. Unsec. Nts., Series B, 2/15/05(11)                                                        500,000          132,500
10.50% Sr. Unsec. Nts., 12/1/06EUR                                                                100,000           28,636
11% Sr. Nts., 8/1/09                                                                              300,000           79,500
--------------------------------------------------------------------------------------------------------------------------
Qwest Communications International, Inc., 0%/9.47% Sr. Disc. Nts., 10/15/07(13)                   495,000          454,045
--------------------------------------------------------------------------------------------------------------------------
RCN Corp., 10.125% Sr. Unsec. Nts., 1/15/10                                                       500,000          257,500
--------------------------------------------------------------------------------------------------------------------------
Rhythms NetConnections, Inc., 14% Sr. Unsec. Nts., Series B, 2/15/10                              500,000          117,500
--------------------------------------------------------------------------------------------------------------------------
RSL Communications plc:
0%/10% Bonds, 3/15/08(1)(13)DEM                                                                   100,000            3,720
10.50% Sr. Unsec. Nts., 11/5/08                                                                   250,000           17,500
12.875% Sr. Unsec. Nts., 3/1/10                                                                   600,000           39,000
--------------------------------------------------------------------------------------------------------------------------
Shaw Communications, Inc., 8.54% Debs., 9/30/27CAD                                                340,000          218,256
--------------------------------------------------------------------------------------------------------------------------
Tele1 Europe BV, 11.875% Sr. Nts., 12/1/09EUR                                                     500,000          417,811
--------------------------------------------------------------------------------------------------------------------------
Teligent, Inc., 11.50% Sr. Nts., 12/1/07                                                          500,000           67,500
--------------------------------------------------------------------------------------------------------------------------
Time Warner Telecom LLC, 9.75% Sr. Nts., 7/15/08                                                  100,000           92,500



                      Oppenheimer Strategic Bond Fund/VA

--------------------------------------------------------------------------------
Statement of Investments  (Continued)
--------------------------------------------------------------------------------


                                                                                               Principal      Market Value
                                                                                               Amount         See Note 1
--------------------------------------------------------------------------------------------------------------------------
Media/Entertainment: Telecommunications  (continued)
United Pan-Europe Communications NV:
0%/13.375% Sr. Unsec. Disc. Nts., Series B, 11/1/09(13)                                        $  500,000      $   155,000
0%/13.75% Sr. Unsec. Disc. Nts., Series B, 2/1/10(13)                                             200,000           58,000
10.875% Sr. Nts., 8/1/09EUR                                                                       750,000          454,193
11.25% Sr. Nts., Series B, 11/1/09EUR                                                             250,000          151,398
--------------------------------------------------------------------------------------------------------------------------
Versatel Telecom International NV, 11.25% Sr. Nts., 3/30/10EUR                                    600,000          360,538
--------------------------------------------------------------------------------------------------------------------------
Viatel, Inc., 11.25% Sr. Sec. Nts., 4/15/08                                                       500,000          152,500
--------------------------------------------------------------------------------------------------------------------------
WAM!NET, Inc., 0%/13.25% Sr. Unsec. Disc. Nts., Series B, 3/1/05(13)                              750,000          176,250
--------------------------------------------------------------------------------------------------------------------------
Williams Communications Group, Inc.:
10.875% Sr. Unsec. Nts., 10/1/09                                                                1,400,000        1,050,000
11.875% Sr. Unsec. Nts., 8/1/10(5)                                                                800,000          620,000
--------------------------------------------------------------------------------------------------------------------------
Winstar Communications, Inc., 12.75% Sr. Nts., 4/15/10                                            350,000          232,750
--------------------------------------------------------------------------------------------------------------------------
XO Communications, Inc.:
9% Sr. Unsec. Nts., 3/15/08                                                                       250,000          193,750
9.625% Sr. Nts., 10/1/07                                                                          350,000          281,750
10.75% Sr. Unsec. Nts., 11/15/08                                                                  300,000          249,000
10.75% Sr. Unsec. Nts., 6/1/09                                                                    310,000          255,750
                                                                                                               -----------
                                                                                                                18,322,073
--------------------------------------------------------------------------------------------------------------------------
Media/Entertainment: Wireless Communications--4.2%
Arch Communications, Inc., 12.75% Sr. Nts., 7/1/07                                                100,000           34,500
--------------------------------------------------------------------------------------------------------------------------
Celcaribe SA, 14.50% Sr. Sec. Nts., 3/15/04(1)                                                     90,000           49,950
--------------------------------------------------------------------------------------------------------------------------
CellNet Data Systems, Inc., 0%/14% Sr. Unsec. Disc. Nts., 10/1/07(1)(10)(12)(13)                  400,000            3,000
--------------------------------------------------------------------------------------------------------------------------
Crown Castle International Corp.:
0%/10.375% Sr. Disc. Nts., 5/15/11(13)                                                            500,000          338,750
0%/10.625% Sr. Unsec. Disc. Nts., 11/15/07(13)                                                    500,000          402,500
10.75% Sr. Nts., 8/1/11                                                                           200,000          209,000
--------------------------------------------------------------------------------------------------------------------------
Geotek Communications, Inc., 12% Cv. Sr. Sub. Nts., 2/15/01(10)(12)                               210,000               --
--------------------------------------------------------------------------------------------------------------------------
Globix Corp., 12.50% Sr. Unsec. Nts., 2/1/10                                                      600,000          225,000
--------------------------------------------------------------------------------------------------------------------------
Horizon PCS, Inc., Units (each unit consists of $1,000 principal amount of 0%/14% sr. disc. nts., 10/1/10 and one warrant to purchase
12.9 shares of Cl. A common stock at $5.88 per share)(5)(13)(14)                                1,000,000          415,000
--------------------------------------------------------------------------------------------------------------------------
IPCS, Inc., Units (each unit consists of $1,000 principal
amount of 0%/14% sr. disc. nts., 7/15/10 and one warrant to
purchase 2,971,830 shares of common stock)(5)(13)(14)                                             300,000          121,500
--------------------------------------------------------------------------------------------------------------------------
Leap Wireless International, Inc., 12.50% Sr. Nts., 4/15/10                                       275,000          160,875
--------------------------------------------------------------------------------------------------------------------------
Microcell Telecommunications, Inc.:
0%/11.125% Sr. Disc. Nts., Series B, 10/15/07(13)CAD                                              300,000          141,312
0%/14% Sr. Disc. Nts., Series B, 6/1/06(13)                                                       300,000          288,000
--------------------------------------------------------------------------------------------------------------------------
Millicom International Cellular SA, 0%/13.50% Sr. Disc. Nts., 6/1/06(13)                          410,000          323,900
--------------------------------------------------------------------------------------------------------------------------
Nextel Communications, Inc.:
0%/9.95% Sr. Disc. Nts., 2/15/08(13)                                                              245,000          179,463
0%/10.65% Sr. Disc. Nts., 9/15/07(13)                                                           1,200,000          951,000
9.375% Sr. Unsec. Nts., 11/15/09                                                                  600,000          561,000
--------------------------------------------------------------------------------------------------------------------------
Nextel Partners, Inc., 11% Sr. Nts., 3/15/10(5)                                                   250,000          240,000
--------------------------------------------------------------------------------------------------------------------------
Omnipoint Corp., 11.50% Sr. Nts., 9/15/09(5)                                                      735,000          826,875
--------------------------------------------------------------------------------------------------------------------------
ORBCOMM Global LP/ORBCOMM Capital Corp., 14% Sr. Nts., 8/15/04(1)(10)                             200,000           21,000



                    Oppenheimer Strategic Bond Fund/VA

--------------------------------------------------------------------------------
Statement of Investments  (Continued)
--------------------------------------------------------------------------------


                                                                                               Principal      Market Value
                                                                                               Amount         See Note 1
--------------------------------------------------------------------------------------------------------------------------
Media/Entertainment: Wireless Communications  (continued)
Orion Network Systems, Inc., 0%/12.50% Sr. Disc. Nts., 1/15/07(1)(13)                          $  675,000      $   178,875
--------------------------------------------------------------------------------------------------------------------------
Pinnacle Holdings, Inc., 0%/10% Sr. Unsec. Disc. Nts., 3/15/08(13)                                900,000          481,500
--------------------------------------------------------------------------------------------------------------------------
Price Communications Wireless, Inc.:
9.125% Sr. Sec. Nts., Series B, 12/15/06                                                          250,000          254,375
11.75% Sr. Sub. Nts., 7/15/07                                                                     275,000          292,875
--------------------------------------------------------------------------------------------------------------------------
Real Time Data Co., 13% Disc. Nts., 5/31/09(5)(9)                                                 134,254          138,400
--------------------------------------------------------------------------------------------------------------------------
Rural Cellular Corp., 9.625% Sr. Sub. Nts., Series B, 5/15/08                                     300,000          277,500
--------------------------------------------------------------------------------------------------------------------------
SBA Communications Corp., 0%/12% Sr. Unsec. Disc. Nts., 3/1/08(13)                              1,200,000          936,000
--------------------------------------------------------------------------------------------------------------------------
Spectrasite Holdings, Inc.:
0%/12% Sr. Disc. Nts., 7/15/08(13)                                                                500,000          310,000
10.75% Sr. Unsec. Nts., Series B, 3/15/10                                                         600,000          559,500
--------------------------------------------------------------------------------------------------------------------------
Sprint Spectrum LP/Sprint Spectrum Finance Corp.,
0%/12.50% Sr. Disc. Nts., 8/15/06(13)                                                              65,000           64,775
--------------------------------------------------------------------------------------------------------------------------
TeleCorp PCS, Inc.:
0%/11.625% Sr. Unsec. Sub. Disc. Nts., 4/15/09(13)                                                300,000          206,625
10.625% Sr. Unsec. Sub. Nts., 7/15/10                                                             600,000          612,000
--------------------------------------------------------------------------------------------------------------------------
Tritel PCS, Inc., 0%/12.75% Sr. Unsec. Sub. Disc. Nts., 5/15/09(13)                               350,000          241,500
--------------------------------------------------------------------------------------------------------------------------
Triton PCS, Inc., 0%/11% Sr. Unsec. Sub. Disc. Nts., 5/1/08(13)                                   400,000          318,000
--------------------------------------------------------------------------------------------------------------------------
US Unwired, Inc., 0%/13.375% Sr. Unsec. Sub. Disc. Nts., Series B, 11/1/09(13)                    900,000          414,000
--------------------------------------------------------------------------------------------------------------------------
VoiceStream Wireless Corp., 10.375% Sr. Unsec. Nts., 11/15/09                                   1,906,827        2,052,223
                                                                                                               -----------
                                                                                                                12,830,773
--------------------------------------------------------------------------------------------------------------------------
Metals/Minerals--0.9%
AEI Resources, Inc., 11.50% Sr. Sub. Nts., 12/15/06(1)                                            250,000            3,750
--------------------------------------------------------------------------------------------------------------------------
AK Steel Corp.:
7.875% Sr. Unsec. Nts., 2/15/09                                                                   500,000          446,250
9.125% Sr. Nts., 12/15/06                                                                         300,000          287,250
--------------------------------------------------------------------------------------------------------------------------
California Steel Industries Corp., 8.50% Sr. Unsec. Nts., Series B, 4/1/09                        200,000          169,000
--------------------------------------------------------------------------------------------------------------------------
Centaur Mining & Exploration Ltd., 11% Sr. Nts., 12/1/07                                          100,000            8,500
--------------------------------------------------------------------------------------------------------------------------
Great Lakes Carbon Corp., 10.25% Sr. Sub. Nts., Series B, 5/15/08(1)                              500,000          261,250
--------------------------------------------------------------------------------------------------------------------------
International Utility Structures, Inc., 10.75% Sr. Sub. Nts., 2/1/08(1)                            50,000           34,250
--------------------------------------------------------------------------------------------------------------------------
Kaiser Aluminum & Chemical Corp., 12.75% Sr. Sub. Nts., 2/1/03                                    500,000          342,500
--------------------------------------------------------------------------------------------------------------------------
Metallurg Holdings, Inc., 0%/12.75% Sr. Disc. Nts., 7/15/08(13)                                   300,000           82,500
--------------------------------------------------------------------------------------------------------------------------
Metallurg, Inc., 11% Sr. Nts., 12/1/07                                                            500,000          402,500
--------------------------------------------------------------------------------------------------------------------------
National Steel Corp., 9.875% First Mtg. Bonds, Series D, 3/1/09                                   500,000          202,500
--------------------------------------------------------------------------------------------------------------------------
P&L Coal Holdings Corp., 9.625% Sr. Sub. Nts., Series B, 5/15/08                                  500,000          500,625
--------------------------------------------------------------------------------------------------------------------------
Republic Technologies International LLC/RTI Capital Corp., 13.75% Sr. Sec. Nts., 7/15/09          200,000           21,000
                                                                                                               -----------
                                                                                                                 2,761,875
--------------------------------------------------------------------------------------------------------------------------
Retail--0.2%
Amazon.com, Inc., 0%/10% Sr. Unsec. Disc. Nts., 5/1/08(13)                                        550,000          280,500
--------------------------------------------------------------------------------------------------------------------------
Eye Care Centers of America, Inc., 9.125% Sr. Unsec. Sub. Nts., 5/1/08(1)                         200,000           71,000
--------------------------------------------------------------------------------------------------------------------------
Finlay Enterprises, Inc., 9% Debs., 5/1/08                                                        100,000           87,500
--------------------------------------------------------------------------------------------------------------------------
Finlay Fine Jewelry Corp., 8.375% Sr. Nts., 5/1/08                                                100,000           89,500
                                                                                                               -----------
                                                                                                                   528,500



                      Oppenheimer Strategic Bond Fund/VA

--------------------------------------------------------------------------------
Statement of Investments  (Continued)
--------------------------------------------------------------------------------


                                                                                               Principal        Market Value
                                                                                               Amount           See Note 1
--------------------------------------------------------------------------------------------------------------------------
Service--1.4%
Allied Waste North America, Inc.:
7.875% Sr. Unsec. Nts., Series B, 1/1/09                                                       $  435,000       $  405,638
10% Sr. Unsec. Sub. Nts., Series B, 8/1/09                                                      1,000,000          947,500
--------------------------------------------------------------------------------------------------------------------------
American Plumbing & Mechanical, Inc., 11.625% Sr. Sub. Nts., Series B, 10/15/08                   425,000          411,188
--------------------------------------------------------------------------------------------------------------------------
AP Holdings, Inc., 0%/11.25% Sr. Disc. Nts., 3/15/08(1)(13)                                        50,000            3,688
--------------------------------------------------------------------------------------------------------------------------
Apcoa, Inc., 9.25% Sr. Unsec. Sub. Nts., 3/15/08(1)                                               100,000           33,500
--------------------------------------------------------------------------------------------------------------------------
Brand Scaffold Service, Inc., 10.25% Sr. Unsec. Nts., 2/15/08                                     300,000          271,125
--------------------------------------------------------------------------------------------------------------------------
Dyncorp, Inc., 9.50% Sr. Sub. Nts., 3/1/07(1)                                                     350,000          288,750
--------------------------------------------------------------------------------------------------------------------------
Iron Mountain, Inc., 8.75% Sr. Sub. Nts., 9/30/09                                                 150,000          148,125
--------------------------------------------------------------------------------------------------------------------------
IT Group, Inc., 11.25% Sr. Unsec. Sub. Nts., Series B, 4/1/09                                     200,000          157,000
--------------------------------------------------------------------------------------------------------------------------
Kindercare Learning Centers, Inc., 9.50% Sr. Sub. Nts., 2/15/09                                   500,000          452,500
--------------------------------------------------------------------------------------------------------------------------
Protection One, Inc., 7.375% Sr. Unsec. Nts., 8/15/05(1)                                          400,000          258,000
--------------------------------------------------------------------------------------------------------------------------
Safety-Kleen Corp., 9.25% Sr. Unsec. Nts., 5/15/09(1)(10)(12)                                     400,000            6,000
--------------------------------------------------------------------------------------------------------------------------
United Rentals, Inc., 9.25% Sr. Unsec. Sub. Nts., Series B, 1/15/09                               550,000          420,750
--------------------------------------------------------------------------------------------------------------------------
URS Corp., 12.25% Sr. Sub. Nts., Series B, 5/1/09                                                 500,000          504,375
                                                                                                                ----------
                                                                                                                 4,308,139
--------------------------------------------------------------------------------------------------------------------------
Transportation--1.8%
America West Airlines, Inc., 10.75% Sr. Nts., 9/1/05                                              450,000          393,750
--------------------------------------------------------------------------------------------------------------------------
Amtran, Inc.:
9.625% Nts., 12/15/05(1)                                                                          100,000           83,500
10.50% Sr. Nts., 8/1/04(1)                                                                        700,000          623,875
--------------------------------------------------------------------------------------------------------------------------
Atlas Air, Inc.:
9.25% Sr. Nts., 4/15/08(1)                                                                        300,000          295,500
9.375% Sr. Unsec. Nts., 11/15/06                                                                  300,000          295,500
10.75% Sr. Nts., 8/1/05                                                                           125,000          129,375
--------------------------------------------------------------------------------------------------------------------------
Budget Group, Inc., 9.125% Sr. Unsec. Nts., 4/1/06                                                500,000          137,500
--------------------------------------------------------------------------------------------------------------------------
Cambridge Industries, Inc., 10.25% Sr. Sub. Nts., Series B, 7/15/07(10)                            75,000           19,125
--------------------------------------------------------------------------------------------------------------------------
Collins & Aikman Products Co., 11.50% Sr. Unsec. Sub. Nts., 4/15/06                               250,000          196,250
--------------------------------------------------------------------------------------------------------------------------
Dura Operating Corp., 9% Sr. Sub. Nts., Series B, 5/1/09EUR                                       400,000          311,715
--------------------------------------------------------------------------------------------------------------------------
Great Lakes Dredge & Dock Corp., 11.25% Sr. Unsec. Sub. Nts., 8/15/08                             500,000          497,500
--------------------------------------------------------------------------------------------------------------------------
Hayes Wheels International, Inc.:
9.125% Sr. Unsec. Sub. Nts., Series B, 7/15/07                                                    250,000          166,250
11% Sr. Sub. Nts., 7/15/06                                                                        225,000          169,875
--------------------------------------------------------------------------------------------------------------------------
HDA Parts System, Inc., 12% Sr. Sub. Nts., 8/1/05(1)                                              150,000           45,000
--------------------------------------------------------------------------------------------------------------------------
Lear Corp., 9.50% Sub. Nts., 7/15/06                                                              200,000          195,000
--------------------------------------------------------------------------------------------------------------------------
Millenium Seacarriers, Inc., Units (each unit consists of $1,000 principal amount of 11.675% first priority ship mtg. sr. sec. nts.,
7/15/05 and one warrant to purchase five shares of common stock)(2)(14)                           250,000          131,250
--------------------------------------------------------------------------------------------------------------------------
Navigator Gas Transport plc, 10.50% First Priority Ship Mtg. Nts., 6/30/07(5)                     175,000           86,625
--------------------------------------------------------------------------------------------------------------------------
Oxford Automotive, Inc., 10.125% Sr. Unsec. Sub. Nts., Series D, 6/15/07                        1,300,000          890,500
--------------------------------------------------------------------------------------------------------------------------
Tenneco, Inc., 11.625% Sr. Unsec. Sub. Nts., Series B, 10/15/09                                   800,000          392,000
--------------------------------------------------------------------------------------------------------------------------
Trans World Airlines, Inc., 11.50% Sr. Sec. Nts., 12/15/04                                        430,000          234,350
--------------------------------------------------------------------------------------------------------------------------
Transtar Holdings LP/Transtar Capital Corp.,
13.375% Sr. Disc. Nts., Series B, 12/15/03                                                        300,000          303,000
                                                                                                                ----------
                                                                                                                 5,597,440



                        Oppenheimer Strategic Bond Fund/VA

--------------------------------------------------------------------------------
Statement of Investments  (Continued)
--------------------------------------------------------------------------------


                                                                                                  Principal   Market Value
                                                                                                  Amount      See Note 1
--------------------------------------------------------------------------------------------------------------------------
Utility--0.8%
AES Drax Energy Ltd., 11.25% Sr. Sec. Bonds, 8/30/10(5)GBP                                        400,000     $    628,890
--------------------------------------------------------------------------------------------------------------------------
Azurix Corp., 10.75% Sr. Unsec. Nts., Series B, 2/15/10                                           200,000          197,000
--------------------------------------------------------------------------------------------------------------------------
Calpine Corp., 8.75% Sr. Nts., 7/15/07                                                            230,000          221,581
--------------------------------------------------------------------------------------------------------------------------
Central Termica Guemes SA, 2% Unsec. Unsub. Bonds, 9/26/10(1)(2)                                   90,000            8,100
--------------------------------------------------------------------------------------------------------------------------
CMS Energy Corp., 9.875% Sr. Unsec. Nts., 10/15/07                                                800,000          834,412
--------------------------------------------------------------------------------------------------------------------------
El Paso Electric Co., 9.40% First Mtg. Sec. Nts., Series E, 5/1/11                                250,000          274,461
--------------------------------------------------------------------------------------------------------------------------
Funding Corp./Beaver Valley Funding Corp.,
9% Second Lease Obligation Bonds, 6/1/17(1)                                                       199,000          214,920
                                                                                                              ------------
                                                                                                                 2,379,364
                                                                                                              ------------
Total Corporate Bonds and Notes (Cost $128,231,163)                                                            103,825,353

                                                                                                  Shares
==========================================================================================================================
Preferred Stocks--1.7%
--------------------------------------------------------------------------------------------------------------------------
AmeriKing, Inc., 13% Cum. Sr. Exchangeable, Non-Vtg.(9)                                             3,403            4,254
--------------------------------------------------------------------------------------------------------------------------
BankUnited Capital Trust, 10.25% Capital Securities, Non-Vtg.(1)                                  100,000           76,250
--------------------------------------------------------------------------------------------------------------------------
CGA Group Ltd., Series A(1)(9)                                                                     25,043          626,075
--------------------------------------------------------------------------------------------------------------------------
Contour Energy Co., $2.625 Cum. Cv.(12)                                                             1,800           11,700
--------------------------------------------------------------------------------------------------------------------------
CRIIMI MAE, Inc., 10.875% Cum. Cv., Series B, Non-Vtg.(12)                                         46,000          821,100
--------------------------------------------------------------------------------------------------------------------------
Crown American Realty Trust, 11% Cum., Series A, Non-Vtg.                                           2,000           75,500
--------------------------------------------------------------------------------------------------------------------------
Doane Products Co., 14.25% Jr. Sub. Debs., Non-Vtg.(1)                                              5,000          151,250
--------------------------------------------------------------------------------------------------------------------------
Dobson Communications Corp.:
12.25% Sr. Exchangeable, Non-Vtg.(9)                                                                  278          238,037
13% Sr. Exchangeable, Non-Vtg.(9)                                                                     363          327,607
--------------------------------------------------------------------------------------------------------------------------
e.spire Communications, Inc., 12.75% Jr. Redeemable, Non-Vtg.(1)(9)                                   215           15,587
--------------------------------------------------------------------------------------------------------------------------
Eagle-Picher Holdings, Inc., 11.75% Cum. Exchangeable, Series B, Non-Vtg.(1)(12)                    5,000           81,875
--------------------------------------------------------------------------------------------------------------------------
Earthwatch, Inc., 12% Cv. Sr., Series C, Non-Vtg.(1)                                                4,990            9,980
--------------------------------------------------------------------------------------------------------------------------
Fidelity Federal Bank, l2% Non-Cum. Exchangeable, Series A, Non-Vtg.(1)                                20              302
--------------------------------------------------------------------------------------------------------------------------
ICG Holdings, Inc., 14.25% Exchangeable, Non-Vtg.(9)                                                  151               15
--------------------------------------------------------------------------------------------------------------------------
Intermedia Communications, Inc., 7% Cv., Series E, Non-Vtg.                                         2,100           20,212
--------------------------------------------------------------------------------------------------------------------------
International Utility Structures, Inc.:
13%, Non-Vtg.(5)(9)                                                                                    16            8,840
Units (each unit consists of $1,000 principal amount of 13% sr. exchangeable
preferred stock and one warrant to purchase 30 shares of common stock)(1)(9)(14)                       50           27,625
--------------------------------------------------------------------------------------------------------------------------
Nebco Evans Holdings, Inc., 11.25% Sr. Redeemable Exchangeable, Non-Vtg.(9)(12)                     6,061              758
--------------------------------------------------------------------------------------------------------------------------
Nextel Communications, Inc., 11.125% Exchangeable, Series E, Non-Vtg.(9)                              133          113,383
--------------------------------------------------------------------------------------------------------------------------
Paxson Communications Corp., 13.25% Cum. Jr. Exchangeable, Non-Vtg.(1)(9)                              27          246,375
--------------------------------------------------------------------------------------------------------------------------
Premcor USA, Inc., 11.50% Cum. Sr., Non-Vtg.(1)(9)                                                     67           11,893
--------------------------------------------------------------------------------------------------------------------------
PRIMEDIA, Inc.:
8.625% Exchangeable, Series H, Non-Vtg.                                                             8,000          601,000
9.20% Exchangeable, Series F, Non-Vtg.                                                              1,000           78,250
--------------------------------------------------------------------------------------------------------------------------
Rural Cellular Corp., 11.375% Cum. Sr., Series B, Non-Vtg.(9)                                         535          429,338
--------------------------------------------------------------------------------------------------------------------------
SF Holdings Group, Inc.:
13.75% Exchangeable(5)                                                                                  2            6,050
13.75% Exchangeable, Series B, Non-Vtg.(9)                                                             10           30,250



                          Oppenheimer Strategic Bond Fund/VA

--------------------------------------------------------------------------------
Statement of Investments  (Continued)
--------------------------------------------------------------------------------


                                                                                                              Market Value
                                                                                                   Shares     See Note 1
==========================================================================================================================
Preferred Stocks  (continued)
--------------------------------------------------------------------------------------------------------------------------
Sovereign Real Estate Investment Trust, 12% Non-Cum., Series A(5)                                   4,600       $  370,300
XO Communications, Inc.:
13.50% Sr., Series E(9)                                                                               277          128,113
14% Cum. Sr. Exchangeable Redeemable(9)                                                            21,835          660,509
                                                                                                                ----------
Total Preferred Stocks (Cost $8,788,900)                                                                         5,172,428
==========================================================================================================================
Common Stocks--0.2%
--------------------------------------------------------------------------------------------------------------------------
Aurora Foods, Inc.(1)(12)                                                                           5,313            6,475
--------------------------------------------------------------------------------------------------------------------------
Celcaribe SA(5)(12)                                                                                24,390           39,634
--------------------------------------------------------------------------------------------------------------------------
Chesapeake Energy Corp.(1)                                                                         20,099          193,327
--------------------------------------------------------------------------------------------------------------------------
COLT Telecom Group plc, ADR(12)                                                                     1,560          136,890
--------------------------------------------------------------------------------------------------------------------------
Forest Oil Corp.(12)                                                                                2,068           76,257
--------------------------------------------------------------------------------------------------------------------------
Geotek Communications, Inc.(1)(12)                                                                     90                1
--------------------------------------------------------------------------------------------------------------------------
ICO Global Communication Holdings Ltd.(12)                                                          6,016           21,056
--------------------------------------------------------------------------------------------------------------------------
Intermedia Communications, Inc.(12)                                                                    34              244
--------------------------------------------------------------------------------------------------------------------------
OpTel, Inc., Non-Vtg.(1)(12)                                                                          210                2
--------------------------------------------------------------------------------------------------------------------------
Pathmark Stores, Inc.(12)                                                                           7,625          125,813
--------------------------------------------------------------------------------------------------------------------------
Premier Holdings Ltd.(1)(12)                                                                       18,514              185
--------------------------------------------------------------------------------------------------------------------------
Purina Mills, Inc.(12)                                                                              4,188           40,048
--------------------------------------------------------------------------------------------------------------------------
SF Holdings Group, Inc., Cl. C(1)(12)                                                                 370            1,850
--------------------------------------------------------------------------------------------------------------------------
Star Gas Partners LP                                                                                  187            3,273
--------------------------------------------------------------------------------------------------------------------------
Wilshire Financial Services Group, Inc.(12)                                                         6,273            7,841
--------------------------------------------------------------------------------------------------------------------------
WRC Media Corp.(1)(12)                                                                              1,082               11
                                                                                                                ----------
Total Common Stocks (Cost $479,622)                                                                                652,907


                                                                                                   Units
==========================================================================================================================
Rights, Warrants and Certificates--0.1%
--------------------------------------------------------------------------------------------------------------------------
Adelphia Business Solutions, Inc. Wts., Exp. 4/15/01                                                   60            1,507
--------------------------------------------------------------------------------------------------------------------------
ASAT Finance LLC Wts., Exp. 11/1/06                                                                   250            7,625
--------------------------------------------------------------------------------------------------------------------------
CGA Group Ltd. Wts., Exp. 6/16/07(1)                                                               16,000            4,800
--------------------------------------------------------------------------------------------------------------------------
Charles River Laboratories International, Inc. Wts., Exp. 10/1/09(1)                                  350            4,200
--------------------------------------------------------------------------------------------------------------------------
Clearnet Communications, Inc. Wts., Exp. 9/15/05                                                      165            5,484
--------------------------------------------------------------------------------------------------------------------------
Comunicacion Celular SA Wts., Exp. 11/15/03(1)                                                        200            3,025
--------------------------------------------------------------------------------------------------------------------------
Concentric Network Corp. Wts., Exp. 12/15/07(1)                                                       100           43,038
--------------------------------------------------------------------------------------------------------------------------
Covergent Communications, Inc. Wts., Exp. 4/1/08(1)                                                   400            4,200
--------------------------------------------------------------------------------------------------------------------------
Equinix, Inc. Wts., Exp. 12/1/07(1)                                                                   200           22,025
--------------------------------------------------------------------------------------------------------------------------
FirstWorld Communications, Inc. Wts., Exp. 4/15/08(5)                                                 175              809
--------------------------------------------------------------------------------------------------------------------------
Geotek Communications, Inc. Wts., Exp. 7/15/05(1)                                                   7,500               75
--------------------------------------------------------------------------------------------------------------------------
Golden State Bancorp, Inc. Wts., Exp. 1/1/01                                                        2,404            2,855
--------------------------------------------------------------------------------------------------------------------------
Gothic Energy Corp. Wts.:
Exp. 1/23/03                                                                                        1,668               --
Exp. 1/23/03(1)                                                                                       953               10
Exp. 5/1/05(1)                                                                                      2,181               --
Exp. 9/1/04                                                                                         2,800               --



                        Oppenheimer Strategic Bond Fund/VA

--------------------------------------------------------------------------------
Statement of Investments  (Continued)
--------------------------------------------------------------------------------



                                                                                                              Market Value
                                                                                               Units          See Note 1
==========================================================================================================================
Rights, Warrants and Certificates  (continued)
--------------------------------------------------------------------------------------------------------------------------
HF Holdings, Inc. Wts., Exp. 9/27/09(1)                                                               530         $     53
--------------------------------------------------------------------------------------------------------------------------
ICG Communications, Inc. Wts., Exp. 9/15/05                                                           825              105
--------------------------------------------------------------------------------------------------------------------------
ICO Global Communication Holdings Ltd. Wts.:
Exp. 5/16/06(1)                                                                                     1,509              377
Exp. 5/16/06                                                                                            2                2
--------------------------------------------------------------------------------------------------------------------------
In-Flight Phone Corp. Wts., Exp. 8/31/02                                                              200               --
--------------------------------------------------------------------------------------------------------------------------
Insilco Corp. Wts., Exp. 8/15/07(1)                                                                   270              270
--------------------------------------------------------------------------------------------------------------------------
KMC Telecom Holdings, Inc. Wts., Exp. 4/15/08(1)                                                      725            1,496
--------------------------------------------------------------------------------------------------------------------------
Leap Wireless International, Inc. Wts., Exp. 4/15/10(1)                                               275            1,134
--------------------------------------------------------------------------------------------------------------------------
Long Distance International, Inc. Wts., Exp. 4/13/08(1)                                               200               20
--------------------------------------------------------------------------------------------------------------------------
Loral Space & Communications Ltd. Wts., Exp. 1/15/07(1)                                               150              778
--------------------------------------------------------------------------------------------------------------------------
Mexico Value Rts., Exp. 6/30/03                                                                   744,750               --
--------------------------------------------------------------------------------------------------------------------------
Microcell Telecommunications, Inc. Wts., Exp. 6/1/06(1)                                               600           24,861
--------------------------------------------------------------------------------------------------------------------------
Millenium Seacarriers, Inc. Wts., Exp. 7/15/05(1)                                                     250                3
--------------------------------------------------------------------------------------------------------------------------
Ntelos, Inc. Wts., Exp. 8/15/10                                                                       450            1,406
--------------------------------------------------------------------------------------------------------------------------
Occidente y Caribe Celular SA Wts., Exp. 3/15/04(1)                                                   800           12,100
--------------------------------------------------------------------------------------------------------------------------
Pathmark Stores, Inc. Wts., Exp. 9/19/10                                                            5,710           27,479
--------------------------------------------------------------------------------------------------------------------------
PLD Telekom, Inc. Wts.:
Exp. 3/31/03(1)                                                                                       300               15
Exp. 6/1/06(1)                                                                                        300               15
--------------------------------------------------------------------------------------------------------------------------
Real Time Data Co. Wts., Exp. 5/31/04(1)                                                           36,431              364
--------------------------------------------------------------------------------------------------------------------------
Republic Technologies International LLC Wts., Exp. 7/15/09(1)                                         200                2
--------------------------------------------------------------------------------------------------------------------------
WAM!NET, Inc. Wts., Exp. 3/1/05(1)                                                                  1,500           13,688
                                                                                                                  --------
Total Rights, Warrants and Certificates (Cost $42,321)                                                             183,821

                                                                                                Principal
                                                                                                Amount
==========================================================================================================================
Structured Instruments--2.0%
--------------------------------------------------------------------------------------------------------------------------
Citibank NA (Nassau Branch), Mexican Nuevo Peso Linked Nts.:
19.75%, 6/27/02MXN                                                                              3,900,000          405,241
20.90%, 6/23/03MXN                                                                              3,845,000          401,167
21.20%, 6/16/03MXN                                                                              7,625,000          798,330
21.30%, 6/23/03MXN                                                                              1,920,000          201,522
--------------------------------------------------------------------------------------------------------------------------
Credit Suisse First Boston Corp. (New York Branch),
Russian Obligatzii Federal'nogo Zaima Linked Nts.:
Series 25030, Zero Coupon, 79.21%, 12/15/01(1)(8)RUR                                              950,000           23,775
Series 27001, 20.055%, 2/6/02(1)(2)RUR                                                            956,950           28,073
Series 27001, 20.055%, 2/6/02(1)(2)RUR                                                            277,180            8,131
Series 27002, 20.055%, 5/22/02(1)(2)RUR                                                         1,201,670           34,569
Series 27002, 20.055%, 5/22/02(1)(2)RUR                                                           277,180            7,974
Series 27003, 20.055%, 6/5/02(1)(2)RUR                                                          4,138,220          118,670
Series 27003, 20.055%, 6/5/02(1)(2)RUR                                                            277,180            7,949
Series 27003, 20.055%, 6/5/02(1)(2)RUR                                                          3,150,400           90,343
Series 27004, 20.055%, 9/1/02(1)(2)RUR                                                            277,180            7,778
Series 27004, 20.055%, 9/18/02(1)(2)RUR                                                         3,297,310           92,530
Series 27005, 20.055%, 10/9/02(1)(2)RUR                                                        12,522,980          343,864
Series 27005, 20.055%, 10/9/02(1)(2)RUR                                                           277,180            7,611



                          Oppenheimer Strategic Bond Fund/VA

--------------------------------------------------------------------------------
Statement of Investments  (Continued)
--------------------------------------------------------------------------------



                                                                                                Principal     Market Value
                                                                                                Amount        See Note 1
==========================================================================================================================
Structured Instruments  (continued)
--------------------------------------------------------------------------------------------------------------------------
Credit Suisse First Boston Corp. (New York Branch),
Russian Obligatzii Federal'nogo Zaima Linked Nts.: (continued)
Series 27006, 20.055%, 1/22/03(1)(2)RUR                                                         5,458,430       $  145,881
Series 27006, 20.055%, 2/6/02(1)(2)RUR                                                            277,180            7,408
Series 27007, 20.055%, 2/5/03(1)(2)RUR                                                            277,180            7,412
Series 27007, 20.11%, 2/5/03(1)(2)RUR                                                           7,104,450          189,971
Series 27008, 20.055%, 5/21/03(1)(2)RUR                                                         3,315,240           86,392
Series 27008, 20.055%, 5/21/03(1)(2)RUR                                                           277,180            7,223
Series 27009, 20.055%, 6/4/03(1)(2)RUR                                                          3,783,430           98,897
Series 27009, 20.055%, 6/4/03(1)(2)RUR                                                            277,180            7,245
Series 27009, 20.055%, 6/4/03(1)(2)RUR                                                          2,561,555           66,958
Series 27010, 20.055%, 9/17/03(1)(2)RUR                                                         2,047,150           52,511
Series 27010, 20.055%, 9/17/03(1)(2)RUR                                                           277,180            7,110
Series 27011, 20.055%, 10/8/03(1)(2)RUR                                                         3,646,190           91,250
Series 27011, 20.055%, 10/8/03(1)(2)RUR                                                           277,180            6,937
Series 28001, 20.055%, 1/21/04(1)(2)RUR                                                           277,180            6,779
--------------------------------------------------------------------------------------------------------------------------
Deutsche Bank AG, Mexican Nuevo Peso Linked Nts.,
Zero Coupon, 16.38%, 6/20/03(8)MXN                                                              9,079,070          631,080
--------------------------------------------------------------------------------------------------------------------------
ING Barings LLC, Zero Coupon USD Russian Equity Linked Nts., 4/19/01                                3,600          189,684
--------------------------------------------------------------------------------------------------------------------------
Russia (Government of) Federal Loan Obligatzii Federal'nogo Zaima Bonds,
Series 27010, 20.055%, 9/17/03(1)(2)RUR                                                         3,590,420           92,097
--------------------------------------------------------------------------------------------------------------------------
Salomon Smith Barney, Inc. Brazilian Real Linked Nts., 18.60%, 12/6/02BRR                       1,261,440          647,539
--------------------------------------------------------------------------------------------------------------------------
Salomon Smith Barney, Inc. Turkish Lira Linked Nts., 11%, 3/13/01                                 850,000          864,323
--------------------------------------------------------------------------------------------------------------------------
Salomon, Inc. Brazilian Linked Nts., 21.30%, 12/2/03BRR                                           830,000          429,216
                                                                                                                ----------
Total Structured Instruments (Cost $6,309,947)                                                                   6,213,440


                                                                  Date            Strike        Contracts
==========================================================================================================================
Options Purchased--0.0%
--------------------------------------------------------------------------------------------------------------------------
Mexican Nuevo Peso Put                                            1/11/01          9.70MXN(1)   2,500,000           10,969
--------------------------------------------------------------------------------------------------------------------------
United Mexican States Bonds, 11.50%, 5/15/26 Call                 2/13/01         $124                565            4,803
--------------------------------------------------------------------------------------------------------------------------
Euro-Bundesobligation Futures, 3/8/01 Put                         2/21/01          106EUR              16            1,652
                                                                                                                ----------
Total Options Purchased (Cost $23,824)                                                                              17,424




                                                                                           Principal
                                                                                           Amount
==========================================================================================================================
Repurchase Agreements--9.8%
--------------------------------------------------------------------------------------------------------------------------
Repurchase agreement with Banc One Capital Markets, Inc., 5.75%, dated 12/29/00, to be repurchased at $29,906,094 on 1/2/01,
collateralized by U.S. Treasury Bonds, 6.625%-11.25%, 2/15/15-2/15/27,
with a value of $5,544,034 and U.S. Treasury Nts., 5%-7.875%, 1/31/01-8/15/07,
with a value of $24,983,264 (Cost $29,887,000)                                                $29,887,000       29,887,000
--------------------------------------------------------------------------------------------------------------------------
Total Investments, at Value (Cost $343,000,724)                                                     103.0%     313,666,365
--------------------------------------------------------------------------------------------------------------------------
Liabilities in Excess of Other Assets                                                                (3.0)      (9,104,739)
                                                                                            -------------   --------------
Net Assets                                                                                          100.0%    $304,561,626
                                                                                            =============   ==============


                        Oppenheimer Strategic Bond Fund/VA

--------------------------------------------------------------------------------
Statement of Investments  (Continued)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Principal amount is reported in U.S. Dollars, except for those denoted in the following currencies:

   ARP -- Argentine Peso                        GRD -- Greek Drachma
   BRR -- Brazilian Real                        IDR -- Indonesian Rupiah
   CAD -- Canadian Dollar                       JPY -- Japanese Yen
   DEM -- German Mark                           MXN -- Mexican Nuevo Peso
   EUR -- Euro                                  NOK -- Norwegian Krone
   FRF -- French Franc                          RUR -- Russian Ruble
   GBP -- British Pound Sterling                ZAR -- South African Rand

1. Identifies issues considered to be illiquid or restricted--See Note 8 of Notes to Financial Statements.
2. Represents the current interest rate for a variable or increasing rate security.
3. When-issued security to be delivered and settled after December 31, 2000.
4. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows.
5. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $10,307,145 or 3.38% of the Fund's net assets as of December 31, 2000.
6. A sufficient amount of securities has been designated to cover outstanding foreign currency contracts. See Note 5 of Notes to Financial Statements.
7. A sufficient amount of liquid assets has been designated to cover outstanding written options, as follows:


                                        Contracts/Principal        Expiration         Exercise         Premium    Market Value
                                        Subject to Call/Put        Date               Price            Received   See Note 1
------------------------------------------------------------------------------------------------------------------------------
Argentina (Republic of) Global Unsec.
Unsub. Bonds, Series BGL5, 11.375%
1/30/17 Call                                    275                2/12/01             84.50%          $ 8,524         $14,162
------------------------------------------------------------------------------------------------------------------------------
Argentina (Republic of) Global Unsec.
Unsub. Bonds, Series BGL5, 11.375%
1/30/17 Put                                     275                2/12/01             84.50            12,100           2,475
------------------------------------------------------------------------------------------------------------------------------
Euro-Bundesobligation Futures, 3/8/01 Put        16                2/21/01            105.00             1,187           1,052
------------------------------------------------------------------------------------------------------------------------------
Euro-Bundesobligation Futures, 3/8/01 Put        16                2/21/01            105.50             2,025           1,052
------------------------------------------------------------------------------------------------------------------------------
United Mexican States Bonds,
11.50%, 5/15/26 Put                             565                2/13/01            122.00            25,706          12,995
                                                                                                       -------         -------
                                                                                                       $49,542         $31,736
                                                                                                       =======         =======

8. Zero-coupon bond reflects the effective yield on the date of purchase.
9. Interest or dividend is paid in kind.
10. Issuer is in default.
11. Securities with an aggregate market value of $283,300 are held in collateralized accounts to cover initial margin requirements on open futures sales contracts. See Note 6 of Notes to Financial Statements.
12. Non-income-producing security.
13. Denotes a step bond: a zero-coupon bond that converts to a fixed or variable interest rate at a designated future date.
14. Units may be comprised of several components, such as debt and equity and/or warrants to purchase equity at some point in the future. For units which represent debt securities, principal amount disclosed represents total underlying principal.

See accompanying Notes to Financial Statements.


                       Oppenheimer Strategic Bond Fund/VA

--------------------------------------------------------------------------------
Statement of Assets and Liabilities  December 31, 2000
--------------------------------------------------------------------------------


=================================================================================================
Assets
Investments, at value (cost $343,000,724)--see accompanying statement                $313,666,365
-------------------------------------------------------------------------------------------------
Cash                                                                                       59,913
-------------------------------------------------------------------------------------------------
Cash--foreign currencies (cost $16,961)                                                    16,559
-------------------------------------------------------------------------------------------------
Unrealized appreciation on foreign currency contracts                                     451,635
-------------------------------------------------------------------------------------------------
Receivables and other assets:
Interest and principal paydowns                                                         5,615,389
Shares of beneficial interest sold                                                        233,685
Daily variation on futures contracts                                                       31,739
Closed foreign currency contracts                                                          27,617
Other                                                                                       4,846
                                                                                     ------------
Total assets                                                                          320,107,748
=================================================================================================
Liabilities
Unrealized depreciation on foreign currency contracts                                     169,188
-------------------------------------------------------------------------------------------------
Options written, at value (premiums received $49,542)--see accompanying statement          31,736
-------------------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased on a when-issued basis                                           15,185,500
Shares of beneficial interest redeemed                                                    134,866
Trustees' compensation                                                                        435
Transfer and shareholder servicing agent fees                                                  88
Other                                                                                      24,309
                                                                                     ------------
Total liabilities                                                                      15,546,122
=================================================================================================
Net Assets                                                                           $304,561,626
                                                                                     ============
=================================================================================================
Composition of Net Assets
Par value of shares of beneficial interest                                           $     64,908
-------------------------------------------------------------------------------------------------
Additional paid-in capital                                                            324,493,031
-------------------------------------------------------------------------------------------------
Overdistributed net investment income                                                    (692,961)
-------------------------------------------------------------------------------------------------
Accumulated net realized gain on investments and foreign currency transactions          8,963,227
-------------------------------------------------------------------------------------------------
Net unrealized depreciation on investments and translation of
assets and liabilities denominated in foreign currencies                              (28,266,579)
                                                                                     ------------
Net assets--applicable to 64,908,276 shares of beneficial interest outstanding       $304,561,626
                                                                                     ============
=================================================================================================
Net Asset Value, Redemption Price Per Share and Offering Price Per Share                    $4.69

See accompanying Notes to Financial Statements

                     Oppenheimer Strategic Bond Fund/VA

--------------------------------------------------------------------------------
Statement of Operations  For the Year Ended December 31,2000
--------------------------------------------------------------------------------


=================================================================================================
Investment Income
Interest                                                                             $ 28,433,014
-------------------------------------------------------------------------------------------------
Dividends (net of foreign withholding taxes of $74)                                       617,017
                                                                                     ------------
Total income                                                                           29,050,031
=================================================================================================
Expenses
Management fees                                                                         2,147,021
-------------------------------------------------------------------------------------------------
Custodian fees and expenses                                                                51,517
-------------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees                                               2,004
-------------------------------------------------------------------------------------------------
Trustees' compensation                                                                      1,897
-------------------------------------------------------------------------------------------------
Other                                                                                      93,075
                                                                                     ------------
Total expenses                                                                          2,295,514
Less expenses paid indirectly                                                             (12,602)
                                                                                     ------------
Net expenses                                                                            2,282,912
=================================================================================================
Net Investment Income                                                                  26,767,119
=================================================================================================
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments (including premiums on options exercised)                                   2,036,973
Closing of futures contracts                                                              446,186
Closing and expiration of option contracts written                                        115,770
Foreign currency transactions                                                          (7,125,773)
                                                                                     ------------
Net realized loss                                                                      (8,600,790)
-------------------------------------------------------------------------------------------------

Net change in unrealized appreciation (depreciation) on:
Investments                                                                           (14,443,563)
Translation of assets and liabilities denominated in foreign currencies                 3,882,872
                                                                                     ------------
Net change                                                                            (10,560,691)
                                                                                     ------------
Net realized and unrealized loss                                                      (19,161,481)
=================================================================================================
Net Increase in Net Assets Resulting from Operations                                 $  7,605,638
                                                                                     ============

See accompanying Notes to Financial Statements.


                       Oppenheimer Strategic Bond Fund/VA

--------------------------------------------------------------------------------
Statements of Changes in Net Assets
--------------------------------------------------------------------------------


                                                                              Year Ended December 31,
                                                                              2000             1999
===========================================================================================================
Operations
Net investment income                                                         $ 26,767,119     $ 25,290,430
-----------------------------------------------------------------------------------------------------------
Net realized gain (loss)                                                        (8,600,790)      (8,363,827)
-----------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)                           (10,560,691)      (8,793,283)
                                                                              ------------     ------------
Net increase in net assets resulting from operations                             7,605,638        8,133,320
===========================================================================================================
Dividends and/or Distributions to Shareholders
Dividends from net investment income                                           (23,001,014)     (15,617,496)
===========================================================================================================
Beneficial Interest Transactions
Net increase in net assets resulting from beneficial interest transactions      37,871,384       10,369,398
===========================================================================================================
Net Assets
Total increase                                                                  22,476,008        2,885,222
-----------------------------------------------------------------------------------------------------------
Beginning of period                                                            282,085,618      279,200,396
                                                                              ------------     ------------
End of period [including undistributed (overdistributed) net investment
income of $(692,961) and $22,685,394, respectively]                           $304,561,626     $282,085,618
                                                                              ============     ============

See accompanying Notes to Financial Statements.


                     Oppenheimer Strategic Bond Fund/VA

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------


                                                     Year Ended December 31,
                                                     2000            1999            1998               1997             1996
================================================================================================================================
Per Share Operating Data
Net asset value, beginning of period                 $4.97           $5.12           $5.12              $5.09              $4.91
--------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                  .41             .45             .39                .39                .38
Net realized and unrealized gain (loss)               (.28)           (.31)           (.24)               .04                .19
--------------------------------------------------------------------------------------------------------------------------------
Total income from investment operations                .13             .14             .15                .43                .57
--------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                  (.41)           (.29)           (.09)              (.39)              (.39)
Distributions from net realized gain                    --              --            (.06)              (.01)                --
--------------------------------------------------------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                       (.41)           (.29)           (.15)              (.40)              (.39)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $4.69           $4.97           $5.12              $5.12              $5.09
                                                     =====           =====           =====              =====              =====
================================================================================================================================
Total Return, at Net Asset Value(1)                   2.63%           2.83%           2.90%              8.71%             12.07%
================================================================================================================================
Ratios/Supplemental Data
Net assets, end of period (in thousands)          $304,562        $282,086        $279,200           $207,839           $118,716
--------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $289,923        $278,668        $250,227           $159,934           $ 82,604
--------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:(2)
Net investment income                                 9.23%           9.08%           8.17%              8.23%              8.48%
Expenses                                              0.79%           0.78%           0.80%(3)           0.83%(3)           0.85%(3)
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                104%             81%            134%               150%               144%


1. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
2. Annualized for periods of less than one full year.
3. Expense ratio has not been grossed up to reflect the effect of expenses paid indirectly.

See accompanying Notes to Financial Statements.


                       Oppenheimer Strategic Bond Fund/VA

--------------------------------------------------------------------------------
Notes to Financial Statements
--------------------------------------------------------------------------------


================================================================================
1. Significant Accounting Policies
Oppenheimer Strategic Bond Fund/VA (the Fund) is a separate series of Oppenheimer Variable Account Funds (the Trust), an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek a high level of current income principally derived from interest on debt securities and seeks to enhance that income by writing covered call options on debt securities. The Trust's investment advisor is OppenheimerFunds, Inc. (the Manager). The following is a summary of significant accounting policies consistently followed by the Fund.
--------------------------------------------------------------------------------
Securities Valuation. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Trustees, or at their fair value. Fair value is determined in good faith under consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).
--------------------------------------------------------------------------------
Structured Notes. The Fund invests in foreign currency-linked structured notes whose market value and redemption price are linked to foreign currency exchange rates. The structured notes are leveraged, which increases the notes' volatility relative to the principal of the security. Fluctuations in value of these securities are recorded as unrealized gains and losses in the accompanying financial statements. As of December 31, 2000, the market value of these securities comprised 2.0% of the Fund's net assets and resulted in unrealized losses in the current period of $96,507. The Fund also hedges a portion of the foreign currency exposure generated by these securities, as discussed in Note 5.
--------------------------------------------------------------------------------
Securities Purchased on a When-Issued Basis. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis can take place a month or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends beyond six months and possibly as long as two years or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued or forward commitment basis may increase the volatility of the Fund's net asset value to the extent the Fund makes such purchases while remaining substantially fully invested. As of December 31, 2000, the Fund had entered into net outstanding when-issued or forward commitments of $15,185,500.
     In connection with its ability to purchase securities on a when-issued basis, the Fund may enter into mortgage dollar-rolls in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The Fund records each dollar-roll as a sale and a new purchase transaction.
--------------------------------------------------------------------------------
Security Credit Risk. The Fund invests in high yield securities, which may be subject to a greater degree of credit risk, greater market fluctuations and risk of loss of income and principal, and may be more sensitive to economic conditions than lower yielding, higher rated fixed income securities. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of December 31, 2000, securities with an aggregate market value of $324,655, representing 0.11% of the Fund's net assets, were in default.


                     Oppenheimer Strategic Bond Fund/VA

--------------------------------------------------------------------------------
Notes to Financial Statements  (Continued)
--------------------------------------------------------------------------------

================================================================================
1. Significant Accounting Policies (continued)
Foreign Currency Translation. The accounting records of the Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.
     The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.
--------------------------------------------------------------------------------
Repurchase Agreements. The Fund requires the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.
--------------------------------------------------------------------------------
Federal Taxes. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers to shareholders.
--------------------------------------------------------------------------------
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.
--------------------------------------------------------------------------------
Classification of Dividends and Distributions to Shareholders. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes primarily because of paydown gains and losses and the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.
     The Fund adjusts the classification of distributions to shareholders to reflect the differences between financial statement amounts and distributions determined in accordance with income tax regulations. Accordingly, during the year ended December 31, 2000, amounts have been reclassified to reflect an increase in paid-in capital of $1,421,939, a decrease in undistributed net investment income of $27,144,460, and a decrease in accumulated net realized loss on investments of $25,722,521. This reclassification includes $1,421,939 distributed in connection with Fund share redemptions which increased paid-in capital and increased accumulated net realized loss. Net assets of the Fund were unaffected by the reclassifications.
--------------------------------------------------------------------------------
Expense Offset Arrangements. Expenses paid indirectly represent a reduction of custodian fees for earnings on cash balances maintained by the Fund.


                       Oppenheimer Strategic Bond Fund/VA

--------------------------------------------------------------------------------
Notes to Financial Statements  (Continued)
--------------------------------------------------------------------------------

================================================================================
1. Significant Accounting Policies (continued)
Other. Investment transactions are accounted for as of trade date and dividend income is recorded on the ex-dividend date. Discount on securities purchased is accreted over the life of the respective securities, in accordance with federal income tax requirements. Realized gains and losses on investments and options written and unrealized appreciation and depreciation are determined on an identified cost basis, which is the same basis used for federal income tax purposes. Dividends-in-kind are recognized as income on the ex-dividend date, at the current market value of the underlying security. Interest on payment-in-kind debt instruments is accrued as income at the coupon rate and a market adjustment is made periodically.
     The Fund will adopt the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, effective for fiscal years beginning after December 15, 2000. As required, the Fund will begin amortizing premiums on debt securities effective January 1, 2001. Prior to this date, the Fund did not amortize premiums on debt securities. The cumulative effect of this accounting change will have no impact on the total net assets of the Fund, but will result in a $613,110 decrease to cost of securities and a corresponding $613,110 decrease in net unrealized depreciation, based on securities held as of December 31, 2000.
     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

================================================================================
2. Shares of Beneficial Interest
The Fund has authorized an unlimited number of no par value shares of beneficial interest. Transactions in shares of beneficial interest were as follows:


                                             Year Ended December 31, 2000      Year Ended December 31, 1999
                                             ----------------------------      -----------------------------
                                             Shares         Amount             Shares           Amount
------------------------------------------------------------------------------------------------------------
Sold                                          20,188,925    $ 95,290,874        13,301,419      $ 65,503,594
Dividends and/or distributions reinvested      4,957,115      23,001,014         3,226,755        15,617,496
Redeemed                                     (16,965,820)    (80,420,504)      (14,369,937)      (70,751,692)
                                             -----------    ------------       -----------      ------------
Net increase                                   8,180,220    $ 37,871,384         2,158,237      $ 10,369,398
                                             ===========    ============       ===========      ============

================================================================================
3. Purchases and Sales of Securities
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended December 31, 2000, were $296,339,703 and $289,241,680, respectively.

As of December 31, 2000, unrealized appreciation (depreciation) based on cost of securities for federal income tax purposes of $343,842,588 was:

        Gross unrealized appreciation                     $  6,036,892
        Gross unrealized depreciation                      (36,213,114)
                                                          ------------
        Net unrealized depreciation                       $(30,176,222)
                                                          ============

================================================================================
4. Fees and Other Transactions with Affiliates
Management Fees. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Trust. The annual fees are 0.75% of the first $200 million of average annual net assets, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million, 0.60% of the next $200 million and 0.50% of average annual net assets over $1 billion. The Fund's management fee for the year ended December 31, 2000, was an annualized rate of 0.74%, before any waiver by the Manager if applicable.



                     Oppenheimer Strategic Bond Fund/VA

--------------------------------------------------------------------------------
Notes to Financial Statements  (Continued)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Transfer Agent Fees. OppenheimerFunds Services (OFS), a division of the Manager, is the transfer agent for the Fund and is responsible for maintaining the shareholder registry and shareholder accounting records for the Fund. OFS provides these services for cost. Effective January 1, 2001, the Fund ended the for cost agreement and began paying OFS on a fee per account basis to provide these services.

================================================================================
5. Foreign Currency Contracts
A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts for operational purposes and to seek to protect against adverse exchange rate fluctuations. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.
     The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates as provided by a reliable bank, dealer or pricing service. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities.
     The Fund may realize a gain or loss upon the closing or settlement of the foreign currency transactions. Realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.
     Securities denominated in foreign currency to cover net exposure on outstanding foreign currency contracts are noted in the Statement of Investments where applicable.

As of December 31, 2000, the Fund had outstanding foreign currency contracts as follows:


                                  Expiration          Contract             Valuation as of      Unrealized        Unrealized
Contract Description              Date                Amount (000s)        December 31, 2000    Appreciation      Depreciation
------------------------------------------------------------------------------------------------------------------------------
Contracts to Purchase
---------------------
Euro (EUR)                         1/22/01-2/7/01        5,340  EUR        $5,020,921            $375,782            $      --
                                                                                                 --------            ---------
Contracts to Sell
-----------------
British Pound Sterling (GBP)      1/16/01-1/29/01       2,135   GBP         3,190,538                  --             (140,448)
Canadian Dollar (CAD)                     1/31/01       1,800   CAD         1,199,244                  --              (28,740)
Japanese Yen (JPY)                1/24/01-9/10/01     139,065   JPY         1,240,427              75,853                   --
                                                                                                 --------            ---------
                                                                                                   75,853             (169,188)
                                                                                                 --------            ---------
Total Unrealized Appreciation and Depreciation                                                   $451,635            $(169,188)
                                                                                                 ========            =========


================================================================================
6. Futures Contracts
A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a particular price on a stipulated future date at a negotiated price. Futures contracts are traded on a commodity exchange. The Fund may buy and sell futures contracts that relate to broadly-based securities indices "financial futures" or debt securities "interest rate futures" in order to gain exposure to or to seek to protect against changes in market value of stock and bonds or interest rates. The Fund may also buy or write put or call options on these futures contracts.
     The Fund generally sells futures contracts to hedge against increases in interest rates and decreases in market value of portfolio securities. The Fund may also purchase futures contracts to gain exposure to changes in interest rates as it may be more efficient or cost effective than actually buying fixed-income securities.
     Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.


                       Oppenheimer Strategic Bond Fund/VA

--------------------------------------------------------------------------------
Notes to Financial Statements  (Continued)
--------------------------------------------------------------------------------

================================================================================
6. Futures Contracts  (continued)
Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities reflects a receivable and/or payable for the daily mark to market for variation margin.
     Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

As of December 31, 2000, the Fund had outstanding futures contracts as follows:


                                   Expiration        Number of      Valuation as of       Unrealized
Contract Description               Date              Contracts      December 31, 2000     Appreciation
------------------------------------------------------------------------------------------------------
Contracts to Purchase
---------------------
U.S. Long Bond                     3/21/01            25            $ 2,615,625               $  5,469
U.S. Treasury Nts., 5 yr.          3/21/01            54              5,592,375                113,906
U.S. Treasury Nts., 10 yr.         3/21/01           185             19,398,984                607,030
                                                                                              --------
                                                                                               726,405
                                                                                              --------
Contracts to Sell
-----------------
United Kingdom Long Gilt           3/28/01             3                517,378                    134
                                                                                              --------
                                                                                              $726,539
                                                                                              ========

================================================================================
7. Option Activity
The Fund may buy and sell put and call options, or write put and covered call options on portfolio securities in order to produce incremental earnings or protect against changes in the value of portfolio securities.
     The Fund generally purchases put options or writes covered call options to hedge against adverse movements in the value of portfolio holdings. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.
     Options are valued daily based upon the last sale price on the principal exchange on which the option is traded and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon the expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.
     Securities designated to cover outstanding call options are noted in the Statement of Investments where applicable. Shares subject to call, expiration date, exercise price, premium received and market value are detailed in a note to the Statement of Investments. Options written are reported as a liability in the Statement of Assets and Liabilities. Realized gains and losses are reported in the Statement of Operations.
     The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.


                     Oppenheimer Strategic Bond Fund/VA

--------------------------------------------------------------------------------
Notes to Financial Statements  (Continued)
--------------------------------------------------------------------------------

================================================================================
Written option activity for the year ended December 31, 2000, was as follows:

                                    Call Options                                 Put Options
                                    ----------------------------------           ---------------------------------
                                    Number of                Amount of           Number of               Amount of
                                    Contracts/Principal      Premiums            Contracts/Principal     Premiums
------------------------------------------------------------------------------------------------------------------
Options outstanding as of
December 31, 1999                    144,000,000             $  14,910            3,347,205              $ 55,420
Options written                            4,550               149,723            5,989,502               131,326
Options closed or expired           (144,001,930)              (32,760)          (6,804,690)              (87,429)
Options exercised                         (2,345)             (123,349)          (2,531,145)              (58,299)
                                    ------------             ---------           ----------              --------
Options outstanding as of
December 31, 2000                            275             $   8,524                  872              $ 41,018
                                    ============             =========           ==========              ========

================================================================================
8. Illiquid or Restricted Securities
As of December 31, 2000, investments in securities included issues that are illiquid or restricted. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or its valuation has not changed for a certain period of time. The Fund intends to invest no more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. The aggregate value of illiquid or restricted securities subject to this limitation as of December 31, 2000, was $20,964,479, which represents 6.88% of the Fund's net assets, of which $824,567 is considered restricted. Information concerning restricted securities is as follows:

                                                                              Valuation Per
                                              Acquisition     Cost            Unit as of              Unrealized
Contract Description                          Date            Per Unit        December 31, 2000     Appreciation
----------------------------------------------------------------------------------------------------------------
Stocks and Warrants
-------------------
CGA Group Ltd., Preferred Stock, Series A     6/17/97-
                                              10/4/00         $25.00          $25.00                     $    --
CGA Group Ltd. Wts., Exp. 6/16/07             6/17/97           0.00            0.30                       4,800
Chesapeake Energy Corp.                       6/27/00           7.45            9.62                      43,604
Geotek Communications, Inc.                    4/6/00           0.00            0.01                           1
Real Time Data Co. Wts., Exp. 5/31/04         6/30/99           0.01            0.01                          --

Currency
--------
Russian Ruble                                 12/6/00-
                                             12/22/00           0.04            0.04                          --

                  Oppenheimer Aggressive Growth Fund/VA

--------------------------------------------------------------------------------
Independent Auditors' Report
--------------------------------------------------------------------------------

================================================================================
To the Board of Trustees and Shareholders of Oppenheimer Aggressive Growth Fund/VA:

We have audited the accompanying statement of assets and liabilities of Oppenheimer Aggressive Growth Fund/VA (which is a series of Oppenheimer Variable Account Funds), including the statement of investments, as of December 31, 2000, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
     We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2000, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer Aggressive Growth Fund/VA as of December 31, 2000, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
/s/ Deloitte & Touche LLP

Deloitte & Touche LLP

Denver, Colorado
January 23, 2001

--------------------------------------------------------------------------------
Statement of Investments  December 31, 2000
--------------------------------------------------------------------------------

                                                                                                                    Market Value
                                                                                                  Shares            See Note 1
================================================================================================================================
Common Stocks--66.7%
--------------------------------------------------------------------------------------------------------------------------------
Capital Goods--3.9%
--------------------------------------------------------------------------------------------------------------------------------
Manufacturing--3.9%
C-MAC Industries, Inc.(1)                                                                         1,000,000         $ 44,375,000
--------------------------------------------------------------------------------------------------------------------------------
Jabil Circuit, Inc.(1)                                                                              264,000            6,699,000
--------------------------------------------------------------------------------------------------------------------------------
Tyco International Ltd.                                                                             895,000           49,672,500
                                                                                                                    ------------
                                                                                                                     100,746,500
--------------------------------------------------------------------------------------------------------------------------------
Communication Services--3.2%
--------------------------------------------------------------------------------------------------------------------------------
Telecommunications: Long Distance--2.3%
Broadcom Corp., Cl. A(1)                                                                             95,000            7,980,000
--------------------------------------------------------------------------------------------------------------------------------
Comverse Technology, Inc.(1)                                                                        200,000           21,725,000
--------------------------------------------------------------------------------------------------------------------------------
Copper Mountain Networks, Inc.(1)                                                                   317,400            1,874,644
--------------------------------------------------------------------------------------------------------------------------------
Corvis Corp.(1)                                                                                     287,900            6,855,619
--------------------------------------------------------------------------------------------------------------------------------
Efficient Networks, Inc.(1)                                                                         225,100            3,207,675
--------------------------------------------------------------------------------------------------------------------------------
Exfo Electro-Optical Engineering, Inc.(1)                                                            73,900            1,930,637
--------------------------------------------------------------------------------------------------------------------------------
Exodus Communications, Inc.(1)                                                                      785,000           15,700,000
                                                                                                                    ------------
                                                                                                                      59,273,575
--------------------------------------------------------------------------------------------------------------------------------
Telecommunications: Wireless--0.9%
Aether Systems, Inc.(1)                                                                             212,600            8,317,975
--------------------------------------------------------------------------------------------------------------------------------
GoAmerica, Inc.(1)                                                                                  181,800              977,175
---------------------------------------------------------------------------------------------------------------------------
TyCom Ltd.(1)                                                                                       656,200           14,682,475
                                                                                                                    ------------
                                                                                                                      23,977,625
--------------------------------------------------------------------------------------------------------------------------------
Consumer Cyclicals--6.0%
--------------------------------------------------------------------------------------------------------------------------------
Retail: General--1.9%
Kohl's Corp.(1)                                                                                     820,000           50,020,000
--------------------------------------------------------------------------------------------------------------------------------
Retail: Specialty--4.1%
Best Buy Co., Inc.(1)                                                                               543,100           16,055,394
--------------------------------------------------------------------------------------------------------------------------------
BJ's Wholesale Club, Inc.(1)                                                                        270,000           10,361,250
--------------------------------------------------------------------------------------------------------------------------------
RadioShack Corp.                                                                                  1,047,000           44,824,687
--------------------------------------------------------------------------------------------------------------------------------
Tiffany & Co.                                                                                     1,083,600           34,268,850
                                                                                                                    ------------
                                                                                                                     105,510,181
--------------------------------------------------------------------------------------------------------------------------------
Consumer Staples--0.6%
--------------------------------------------------------------------------------------------------------------------------------
Broadcasting--0.6%
Gemstar-TV Guide International, Inc.(1)                                                             315,730           14,563,046
--------------------------------------------------------------------------------------------------------------------------------
Financial--1.0%
--------------------------------------------------------------------------------------------------------------------------------
Diversified Financial--1.0%
Schwab (Charles) Corp.                                                                              902,100           25,597,087

                  Oppenheimer Aggressive Growth Fund/VA

--------------------------------------------------------------------------------
Statement of Investments  (Continued)
--------------------------------------------------------------------------------

                                                                                                                    Market Value
                                                                                                  Shares            See Note 1
--------------------------------------------------------------------------------------------------------------------------------
Healthcare--4.5%
--------------------------------------------------------------------------------------------------------------------------------
Healthcare/Drugs--4.1%
Abgenix, Inc.(1)                                                                                    293,800         $ 17,352,562
--------------------------------------------------------------------------------------------------------------------------------
Genentech, Inc.(1)                                                                                  144,400           11,768,600
--------------------------------------------------------------------------------------------------------------------------------
ImClone Systems, Inc.(1)                                                                            400,000           17,600,000
--------------------------------------------------------------------------------------------------------------------------------
Immunex Corp.(1)                                                                                    900,000           36,562,500
--------------------------------------------------------------------------------------------------------------------------------
Medarex, Inc.(1)                                                                                    589,800           24,034,350
                                                                                                                    ------------
                                                                                                                     107,318,012
--------------------------------------------------------------------------------------------------------------------------------
Healthcare/Supplies & Services--0.4%
Lincare Holdings, Inc.(1)                                                                           200,000           11,412,500
--------------------------------------------------------------------------------------------------------------------------------
Technology--44.1%
--------------------------------------------------------------------------------------------------------------------------------
Computer Hardware--4.6%
EMC Corp.(1)                                                                                        606,000           40,299,000
--------------------------------------------------------------------------------------------------------------------------------
Handspring, Inc.(1)                                                                                 200,000            7,787,500
--------------------------------------------------------------------------------------------------------------------------------
Juniper Networks, Inc.(1)                                                                           463,000           58,366,937
--------------------------------------------------------------------------------------------------------------------------------
Redback Networks, Inc.(1)                                                                           310,000           12,710,000
                                                                                                                    ------------
                                                                                                                     119,163,437
--------------------------------------------------------------------------------------------------------------------------------
Computer Services--3.5%
Applied Micro Circuits Corp.(1)                                                                     743,200           55,774,837
--------------------------------------------------------------------------------------------------------------------------------
Blue Martini Software, Inc.(1)                                                                       24,300              321,975
--------------------------------------------------------------------------------------------------------------------------------
Finisar Corp.(1)                                                                                    800,000           23,200,000
--------------------------------------------------------------------------------------------------------------------------------
Foundry Networks, Inc.(1)                                                                           238,400            3,576,000
--------------------------------------------------------------------------------------------------------------------------------
Palm, Inc.(1)                                                                                       203,700            5,767,256
--------------------------------------------------------------------------------------------------------------------------------
Sonus Networks, Inc.(1)                                                                              36,900              931,725
                                                                                                                    ------------
                                                                                                                      89,571,793
--------------------------------------------------------------------------------------------------------------------------------
Computer Software--9.8%
BEA Systems, Inc.(1)                                                                                425,000           28,607,812
--------------------------------------------------------------------------------------------------------------------------------
Interwoven, Inc.(1)                                                                                 214,800           14,163,375
--------------------------------------------------------------------------------------------------------------------------------
Mercury Interactive Corp.(1)                                                                        370,000           33,392,500
--------------------------------------------------------------------------------------------------------------------------------
Micromuse, Inc.(1)                                                                                  615,000           37,121,016
--------------------------------------------------------------------------------------------------------------------------------
Portal Software, Inc.(1)                                                                            475,000            3,725,781
--------------------------------------------------------------------------------------------------------------------------------
Rational Software Corp.(1)                                                                           75,000            2,920,313
--------------------------------------------------------------------------------------------------------------------------------
Research in Motion Ltd.(1)                                                                          230,000           18,400,000
--------------------------------------------------------------------------------------------------------------------------------
StorageNetworks, Inc.(1)                                                                             22,100              548,356
--------------------------------------------------------------------------------------------------------------------------------
Tricord Systems, Inc.(1)(2)                                                                       1,875,000           14,806,641
--------------------------------------------------------------------------------------------------------------------------------
VeriSign, Inc.                                                                                      297,700           22,085,619
--------------------------------------------------------------------------------------------------------------------------------
Veritas Software Corp.(1)                                                                           910,000           79,625,000
                                                                                                                    ------------
                                                                                                                     255,396,413

                 Oppenheimer Aggressive Growth Fund/VA

--------------------------------------------------------------------------------
Statement of Investments  (Continued)
--------------------------------------------------------------------------------

                                                                                                                  Market Value
                                                                                                  Shares          See Note 1
--------------------------------------------------------------------------------------------------------------------------------
Communications Equipment--11.0%
Audiocodes Ltd.(1)                                                                                  494,200       $    6,702,588
--------------------------------------------------------------------------------------------------------------------------------
Bookham Technology plc, ADR(1)                                                                    1,046,900           13,740,563
--------------------------------------------------------------------------------------------------------------------------------
CIENA Corp.(1)                                                                                    1,000,000           81,250,000
--------------------------------------------------------------------------------------------------------------------------------
Cisco Systems, Inc.(1)                                                                              900,000           34,425,000
--------------------------------------------------------------------------------------------------------------------------------
Cosine Communications, Inc.(1)                                                                      120,000            1,665,000
--------------------------------------------------------------------------------------------------------------------------------
New Focus, Inc.(1)                                                                                  465,000           16,158,750
--------------------------------------------------------------------------------------------------------------------------------
Newport Corp.                                                                                     1,181,800           92,900,559
--------------------------------------------------------------------------------------------------------------------------------
ONI Systems Corp.(1)                                                                                179,900            7,117,294
--------------------------------------------------------------------------------------------------------------------------------
Scientific-Atlanta, Inc.                                                                            935,000           30,445,938
--------------------------------------------------------------------------------------------------------------------------------
UTStarcom, Inc.(1)                                                                                   35,600              551,800
                                                                                                                  --------------
                                                                                                                     284,957,492
--------------------------------------------------------------------------------------------------------------------------------
Electronics--15.2%
JDS Uniphase Corp.(1)                                                                             3,690,264          153,837,881
--------------------------------------------------------------------------------------------------------------------------------
SDL, Inc.(1)                                                                                        630,000           93,358,125
--------------------------------------------------------------------------------------------------------------------------------
Vitesse Semiconductor Corp.(1)                                                                      720,000           39,825,000
--------------------------------------------------------------------------------------------------------------------------------
Waters Corp.(1)                                                                                   1,298,600          108,433,100
                                                                                                                  --------------
                                                                                                                     395,454,106
--------------------------------------------------------------------------------------------------------------------------------
Utilities--3.4%
--------------------------------------------------------------------------------------------------------------------------------
Electric Utilities--3.4%
Calpine Corp.(1)                                                                                  1,977,800           89,124,613
                                                                                                                  --------------
Total Common Stocks (Cost $1,493,661,441)                                                                          1,732,086,380
================================================================================================================================
Preferred Stocks--4.4%
--------------------------------------------------------------------------------------------------------------------------------
ApplianceWare Holding Corp., Cv., Series B(1)(2)                                                  1,807,580            6,199,999
--------------------------------------------------------------------------------------------------------------------------------
Axsun Technologies, Inc., Cv., Series C(1)(2)                                                     3,170,523           37,000,003
--------------------------------------------------------------------------------------------------------------------------------
Blaze Network Products, Inc., 8% Cv., Series D(1)(2)                                              1,147,862            7,346,317
--------------------------------------------------------------------------------------------------------------------------------
Broadband Office, Inc., Cv., Series C(1)(2)                                                         211,641            4,000,015
--------------------------------------------------------------------------------------------------------------------------------
Centerpoint Broadband Technologies, Inc., Cv., Series D(1)(2)                                     1,298,701           13,999,997
--------------------------------------------------------------------------------------------------------------------------------
fusionOne, Inc. 8% Non-Cum. Cv., Series D(2)                                                      2,663,972           14,465,368
--------------------------------------------------------------------------------------------------------------------------------
MicroPhotonix Integration Corp., Cv., Series C(2)                                                   633,383            4,000,004
--------------------------------------------------------------------------------------------------------------------------------
Questia Media, Inc., Cv., Series B(1)(2)                                                          2,329,735            8,999,999
--------------------------------------------------------------------------------------------------------------------------------
Tellium, Inc., Cv., Series E(1)(2)                                                                  333,333            9,999,990
--------------------------------------------------------------------------------------------------------------------------------
Zaffire, Inc., Cv., Series C(1)(2)                                                                  484,764            6,999,992
                                                                                                                  --------------
Total Preferred Stocks (Cost $113,011,684)                                                                           113,011,684


                   Oppenheimer Aggressive Growth Fund/VA

--------------------------------------------------------------------------------
Statement of Investments  (Continued)
--------------------------------------------------------------------------------

                                                                                               Principal          Market Value
                                                                                               Amount             See Note 1
================================================================================================================================
Convertible Corporate Bonds and Notes--0.2%
--------------------------------------------------------------------------------------------------------------------------------
Cyras Systems, Inc., 4.50% Cv. Unsec. Sub. Nts., 8/15/05(3) (Cost $5,400,000)                  $  5,400,000       $    6,345,000
================================================================================================================================
Short-Term Notes--6.9%
--------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Bank:
6.46%, 1/3/01                                                                                   100,000,000           99,965,445
6.22%, 1/5/01                                                                                    79,786,000           79,730,859
                                                                                                                  --------------
Total Short-Term Notes (Cost $179,696,304)                                                                           179,696,304
================================================================================================================================
Repurchase Agreements--22.5%
--------------------------------------------------------------------------------------------------------------------------------
Repurchase agreement with PaineWebber, Inc., 6.09%, dated 12/29/00, to be repurchased at $291,979,439 on 1/2/01, collateralized by
Government National Mortgage Assn., 6.50%-8.50%, 2/15/27-12/20/30,
with a value of $343,060,831                                                                    291,782,000          291,782,000
--------------------------------------------------------------------------------------------------------------------------------
Repurchase agreement with Banc One Capital Markets, Inc., 5.75%, dated 12/29/00, to be repurchased at $291,382,042 on 1/2/01, collateralized by U.S. Treasury Bonds, 6.625%-11.25%, 2/15/15-2/15/27,
with a value of $54,016,812 and U.S. Treasury Nts., 5%-7.875%,
1/31/01-8/15/07, with a value of $243,417,756                                                   291,196,000          291,196,000
                                                                                                                  --------------
Total Repurchase Agreements (Cost $582,978,000)                                                                      582,978,000
--------------------------------------------------------------------------------------------------------------------------------
Total Investments, at Value (Cost $2,374,747,429)                                                     100.7%       2,614,117,368
--------------------------------------------------------------------------------------------------------------------------------
Liabilities in Excess of Other Assets                                                                  (0.7)         (19,015,996)
                                                                                                -----------       --------------
Net Assets                                                                                            100.0%      $2,595,101,372
                                                                                                ===========       ==============


1. Non-income-producing security.
2. Identifies issues considered to be illiquid or restricted--See Note 5 of Notes to Financial Statements.
3. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $6,345,000 or 0.24% of the Fund's net assets as of December 31, 2000.

See accompanying Notes to Financial Statements.

                   Oppenheimer Aggressive Growth Fund/VA

--------------------------------------------------------------------------------
Statement of Assets and Liabilities  December 31, 2000
--------------------------------------------------------------------------------

================================================================================================================================
Assets
Investments, at value (including repurchase agreement of $582,978,000)
(cost $2,374,747,429)--see accompanying statement                                                                 $2,614,117,368
--------------------------------------------------------------------------------------------------------------------------------
Receivables and other assets:
Shares of beneficial interest sold                                                                                       658,363
Interest and dividends                                                                                                   501,316
Other                                                                                                                     13,161
                                                                                                                  --------------
Total assets                                                                                                       2,615,290,208
================================================================================================================================
Liabilities
Bank overdraft                                                                                                            76,529
--------------------------------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Shares of beneficial interest redeemed                                                                                19,744,665
Trustees' compensation                                                                                                    10,104
Transfer and shareholder servicing agent fees                                                                                 12
Other                                                                                                                    357,526
                                                                                                                  --------------
Total liabilities                                                                                                     20,188,836
================================================================================================================================
Net Assets                                                                                                        $2,595,101,372
                                                                                                                  ==============
================================================================================================================================
Composition of Net Assets
Par value of shares of beneficial interest                                                                        $       36,668
--------------------------------------------------------------------------------------------------------------------------------
Additional paid-in capital                                                                                         2,041,328,069
--------------------------------------------------------------------------------------------------------------------------------
Undistributed net investment income                                                                                   19,455,203
--------------------------------------------------------------------------------------------------------------------------------
Accumulated net realized gain on investment transactions                                                             294,911,493
--------------------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments                                                                           239,369,939
                                                                                                                  --------------
Net assets                                                                                                        $2,595,101,372
                                                                                                                  ==============
================================================================================================================================
Net Asset Value Per Share
Net asset value, redemption price per share and offering price per share (based on
net assets of $2,595,100,633 and 36,667,746 shares of beneficial interest outstanding)                                    $70.77
--------------------------------------------------------------------------------------------------------------------------------
Service shares
Net asset value, redemption price per share and offering price per share (based on
net assets of $739 and 10.443 shares of beneficial interest outstanding)                                                  $70.77

See accompanying Notes to Financial Statements.


                   Oppenheimer Aggressive Growth Fund/VA

--------------------------------------------------------------------------------
Statement of Operations  For the Year Ended December 31, 2000
--------------------------------------------------------------------------------

================================================================================================================================
Investment Income
Interest                                                                                                           $  37,817,875
--------------------------------------------------------------------------------------------------------------------------------
Dividends                                                                                                                668,831
                                                                                                                   -------------
Total income                                                                                                          38,486,706
================================================================================================================================
Expenses
Management fees                                                                                                       18,407,015
--------------------------------------------------------------------------------------------------------------------------------
Custodian fees and expenses                                                                                              103,949
--------------------------------------------------------------------------------------------------------------------------------
Trustees' compensation                                                                                                    20,012
--------------------------------------------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees                                                                              1,911
--------------------------------------------------------------------------------------------------------------------------------
Other                                                                                                                    557,589
                                                                                                                   -------------
Total expenses                                                                                                        19,090,476
Less expenses paid indirectly                                                                                            (58,973)
                                                                                                                   -------------
Net expenses                                                                                                          19,031,503
================================================================================================================================
Net Investment Income                                                                                                 19,455,203
================================================================================================================================
Realized and Unrealized Gain (Loss)
Net realized gain on investments                                                                                     351,770,827
--------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized depreciation on investments                                                                (860,635,882)
                                                                                                                   -------------
Net realized and unrealized loss                                                                                    (508,865,055)
================================================================================================================================
Net Decrease in Net Assets Resulting from Operations                                                               $(489,409,852)
                                                                                                                   =============

See accompanying Notes to Financial Statements.



                 Oppenheimer Aggressive Growth Fund/VA

--------------------------------------------------------------------------------
Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                                             Year Ended December 31,
                                                                                             2000                 1999
================================================================================================================================
Operations
Net investment income (loss)                                                                 $   19,455,203       $   (2,232,087)
--------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss)                                                                        351,770,827          170,288,752
--------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)                                           (860,635,882)         749,780,916
                                                                                             --------------       --------------
Net increase (decrease) in net assets resulting from operations                                (489,409,852)         917,837,581
================================================================================================================================
Dividends and/or Distributions to Shareholders
Distributions from net realized gain                                                           (100,416,498)                  --
================================================================================================================================
Beneficial Interest Transactions
Net increase in net assets resulting from beneficial interest transactions:
Non-Service shares                                                                            1,080,798,962          108,330,019
Service shares                                                                                        1,000                   --
================================================================================================================================
Net Assets
Total increase                                                                                  490,973,612        1,026,167,600
--------------------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                           2,104,127,760        1,077,960,160
                                                                                             --------------       --------------
End of period (including undistributed net investment
income of $19,455,203 for the year ended December 31, 2000)                                  $2,595,101,372       $2,104,127,760
                                                                                             ==============       ==============

See accompanying Notes to Financial Statements.

                   Oppenheimer Aggressive Growth Fund/VA

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

                                                             Year Ended December 31,
Non-Service shares                                           2000           1999          1998            1997          1996
================================================================================================================================
Per Share Operating Data
Net asset value, beginning of period                             $82.31         $44.83        $40.96        $38.71        $34.21
--------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                                        .53           (.09)         (.05)          .10           .09
Net realized and unrealized gain (loss)                           (8.59)         37.57          5.09          4.01          6.59
--------------------------------------------------------------------------------------------------------------------------------
Total income (loss) from investment operations                    (8.06)         37.48          5.04          4.11          6.68
--------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                 --             --          (.10)         (.09)         (.11)
Distributions from net realized gain                              (3.48)            --         (1.07)        (1.77)        (2.07)
--------------------------------------------------------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                                   (3.48)            --         (1.17)        (1.86)        (2.18)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                   $70.77         $82.31        $44.83        $40.96        $38.71
                                                                 ======         ======        ======        ======        ======
================================================================================================================================
Total Return, at Net Asset Value(1)                              (11.24)%        83.60%        12.36%        11.67%        20.22%
================================================================================================================================
Ratios/Supplemental Data
Net assets, end of period (in thousands)                     $2,595,101     $2,104,128    $1,077,960      $877,807      $617,392
--------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                            $2,978,465     $1,314,349    $  954,848      $753,852      $467,080
--------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:(2)
Net investment income (loss)                                       0.65%         (0.17)%       (0.12)%        0.31%         0.32%
Expenses                                                           0.64%          0.67%         0.71%(3)      0.73%(3)      0.75%(3)
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                              39%            66%           80%           88%          100%


1. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
2. Annualized for periods of less than one full year.
3. Expense ratio has not been grossed up to reflect the effect of expenses paid indirectly.

See accompanying Notes to Financial Statements.

                  Oppenheimer Aggressive Growth Fund/VA

--------------------------------------------------------------------------------
Financial Highlights  (Continued)
--------------------------------------------------------------------------------

                                                                                                              Period Ended
                                                                                                              December 31,
Service shares                                                                                                     2000(1)
==========================================================================================================================
Per Share Operating Data
Net asset value, beginning of period                                                                                $97.75
--------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                                                                                  .20
Net realized and unrealized loss                                                                                    (27.18)
--------------------------------------------------------------------------------------------------------------------------
Total loss from investment operations                                                                               (26.98)
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                                                      $70.77
                                                                                                                    ======
==========================================================================================================================
Total Return, at Net Asset Value(2)                                                                                 (27.60)%
==========================================================================================================================
Ratios/Supplemental Data
Net assets, end of period (in thousands)                                                                                $1
--------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                                                                                       $1
--------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:(3)
Net investment income                                                                                                 1.14%
Expenses                                                                                                              0.64%
--------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                                                                 39%

1. For the period from October 16, 2000 (inception of offering) to December 31, 2000.
2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
3. Annualized for periods of less than one full year.

See accompanying Notes to Financial Statements.


                   Oppenheimer Aggressive Growth Fund/VA

--------------------------------------------------------------------------------
Notes to Financial Statements
--------------------------------------------------------------------------------

================================================================================
1. Significant Accounting Policies
Oppenheimer Aggressive Growth Fund/VA (the Fund) is a separate series of Oppenheimer Variable Account Funds (the Trust), an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek capital appreciation by investing in "growth type" companies. The Trust's investment advisor is OppenheimerFunds, Inc. (the Manager). The following is a summary of significant accounting policies consistently followed by the Fund.
     The Fund offers two classes of shares. Both classes are sold at their offering price, which is the net asset value per share, to separate investment accounts of participating insurance companies as an underlying investment for variable life insurance policies, variable annuity contracts or other investment products. The class of shares designated as Service shares is subject to a distribution and service plan.
--------------------------------------------------------------------------------
Securities Valuation. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Trustees, or at their fair value. Fair value is determined in good faith under consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).
--------------------------------------------------------------------------------
Foreign Currency Translation. The accounting records of the Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.
     The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.
--------------------------------------------------------------------------------
Repurchase Agreements. The Fund requires the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.
--------------------------------------------------------------------------------
Allocation of Income, Expenses, Gains and Loses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
--------------------------------------------------------------------------------
Federal Taxes. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers to shareholders.
--------------------------------------------------------------------------------
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.


               Oppenheimer Aggressive Growth Fund/VA

--------------------------------------------------------------------------------
Notes to Financial Statements  (Continued)
--------------------------------------------------------------------------------

================================================================================
1. Significant Accounting Policies  (continued)
Classification of Dividends and Distributions to Shareholders. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes primarily because of the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.
     The Fund adjusts the classification of distributions to shareholders to reflect the differences between financial statement amounts and distributions determined in accordance with income tax regulations. Accordingly, during the year ended December 31, 2000, amounts have been reclassified to reflect an increase in paid-in capital of $56,493,080. Accumulated net realized gain on investments was decreased by the same amount. This reclassification includes $56,493,080 distributed in connection with Fund share redemptions which increased paid-in capital and reduced accumulated net realized gain. Net assets of the Fund were unaffected by the reclassifications.
--------------------------------------------------------------------------------
Expense Offset Arrangements. Expenses paid indirectly represent a reduction of custodian fees for earnings on cash balances maintained by the Fund.
--------------------------------------------------------------------------------
Other. Investment transactions are accounted for as of trade date and dividend income is recorded on the ex-dividend date. Realized gains and losses on investments and options written and unrealized appreciation and depreciation are determined on an identified cost basis, which is the same basis used for federal income tax purposes.
     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

================================================================================
2. Shares of Beneficial Interest
The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest. Transactions in shares of beneficial interest were as follows:

                                                      Year Ended December 31, 2000(1)            Year Ended December 31, 1999
                                                      ---------------------------------          -------------------------------
                                                      Shares             Amount                  Shares            Amount
--------------------------------------------------------------------------------------------------------------------------------
Sold                                                   20,557,132        $1,927,433,814           9,866,210        $ 549,485,112
Dividends and/or distributions reinvested                 932,459           100,416,498                  --                   --
Redeemed                                              (10,386,670)         (947,051,350)         (8,345,187)        (441,155,093)
                                                      -----------        --------------          ----------        -------------
Net increase                                           11,102,921        $1,080,798,962           1,521,023        $ 108,330,019
                                                      ===========        ==============          ==========        =============
Service shares
Sold                                                       10.443        $        1,000                  --        $          --
Dividends and/or distributions reinvested                      --                    --                  --                   --
Redeemed                                                       --                    --                  --                   --
                                                      -----------        --------------          ----------        -------------
Net increase                                               10.443        $        1,000                  --        $          --
                                                      ===========        ==============          ==========        =============

1. Service shares are for the period from October 16, 2000 (inception of offering) to December 31, 2000.


                  Oppenheimer Aggressive Growth Fund/VA

--------------------------------------------------------------------------------
Notes to Financial Statements  (Continued)
--------------------------------------------------------------------------------

================================================================================
3. Purchases and Sales of Securities
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended December 31, 2000, were $1,390,102,672 and $900,969,435, respectively.

As of December 31, 2000, unrealized appreciation (depreciation) based on cost of securities for federal income tax purposes of $2,375,088,034 was:

           Gross unrealized appreciation           $ 656,733,844
           Gross unrealized depreciation            (417,704,510)
                                                   -------------
           Net unrealized appreciation             $ 239,029,334
                                                   =============

================================================================================
4. Fees and Other Transactions with Affiliates
Management Fees. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Trust. The annual fees are 0.75% of the first $200 million of average annual net assets, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million, 0.60% of the next $700 million and 0.58% of average annual net assets over $1.5 billion. The Fund's management fee for the year ended December 31, 2000, was an annualized rate of 0.62%, before any waiver by the Manager if applicable.
--------------------------------------------------------------------------------
Transfer Agent Fees. OppenheimerFunds Services (OFS), a division of the Manager, is the transfer agent for the Fund and is responsible for maintaining the shareholder registry and shareholder accounting records for the Fund. OFS provides these services for cost. Effective January 1, 2001, the Fund ended the for cost agreement and began paying OFS on a fee per account basis to provide these services.
--------------------------------------------------------------------------------
Distribution and Service Plan for Service Shares. The Fund has adopted a distribution and service plan for Service shares to pay OppenheimerFunds Distributor, Inc., the Distributor, for distribution-related services for the Fund's Service shares. Although the plan allows for payment to be made quarterly at an annual rate of up to 0.25% of the average annual net assets of Service shares of the Fund, that rate is currently reduced to 0.15%. The Board of Trustees may increase that rate to no more than 0.25% per annum, without notification in advance. The distributor currently uses all of those fees to compensate sponsor(s) of the insurance product that offers Fund shares, for providing personal service and maintenance of accounts of their variable contract owners that hold Service shares. The impact of the service plan is to increase operating expenses of the Service shares, which results in lower performance compared to the Fund's shares that are not subject to a service fee.


                Oppenheimer Aggressive Growth Fund/VA

--------------------------------------------------------------------------------
Notes to Financial Statements  (Continued)
--------------------------------------------------------------------------------

================================================================================
5. Illiquid or Restricted Securities
As of December 31, 2000, investments in securities included issues that are illiquid or restricted. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. The aggregate value of illiquid or restricted securities subject to this limitation as of December 31, 2000, was $127,818,325, which represents 4.93% of the Fund's net assets, all of which is considered restricted. Information concerning restricted securities is as follows:

                                                                                               Valuation
                                                           Acquisition        Cost             Per Unit as of           Unrealized
Security                                                   Date               Per Unit         December 31, 2000        Depreciation
------------------------------------------------------------------------------------------------------------------------------------
Stocks and Warrants
-------------------
ApplianceWare Holding Corp.,
Cv., Series B                                               7/11/00           $ 3.43           $ 3.43                   $      --
Axsun Technologies, Inc., Cv., Series C                    12/13/00            11.67            11.67                          --
Blaze Network Products, Inc., 8% Cv., Series D             10/17/00             6.40             6.40                          --
Broadband Office, Inc., Cv., Series C                       8/28/00            18.90            18.90                          --
Centerpoint Broadband Technologies, Inc.,
Cv., Series D                                              10/23/00            10.78            10.78                          --
fusionOne, Inc. 8% Non-Cum. Cv., Series D                    9/6/00             5.43             5.43                          --
MicroPhotonix Integration Corp., Cv., Series C               7/6/00             6.32             6.32                          --
Questia Media, Inc., Cv., Series B                          8/18/00             3.86             3.86                          --
Tellium, Inc., Cv., Series E                                9/20/00            30.00            30.00                          --
Tricord Systems, Inc.                                       4/17/00             8.00             7.90                     193,359
Zaffire, Inc., Cv., Series C                                5/26/00            14.44            14.44                          --

                   Oppenheimer Capital Appreciation Fund/VA

--------------------------------------------------------------------------------
Independent Auditors' Report
--------------------------------------------------------------------------------

================================================================================
To the Board of Trustees and Shareholders of Oppenheimer Capital Appreciation Fund/VA:

We have audited the accompanying statement of assets and liabilities of Oppenheimer Capital Appreciation Fund/VA (which is a series of Oppenheimer Variable Account Funds), including the statement of investments, as of December 31, 2000, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
     We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2000, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer Capital Appreciation Fund/VA as of December 31, 2000, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

Deloitte & Touche LLP

Denver, Colorado
January 23, 2001

--------------------------------------------------------------------------------
Statement of Investments  December 31, 2000
--------------------------------------------------------------------------------


                                                                                                    Market Value
                                                                                    Shares          See Note 1
================================================================================================================
Common Stocks--82.0%
----------------------------------------------------------------------------------------------------------------
Basic Materials--0.5%
----------------------------------------------------------------------------------------------------------------
Chemicals--0.4%
PPG Industries, Inc.                                                                100,000         $  4,631,250
----------------------------------------------------------------------------------------------------------------
Union Carbide Corp.                                                                  50,000            2,690,625
                                                                                                    ------------
                                                                                                       7,321,875
----------------------------------------------------------------------------------------------------------------
Metals--0.1%
Alcoa, Inc.                                                                          70,000            2,345,000
----------------------------------------------------------------------------------------------------------------
Capital Goods--8.4%
----------------------------------------------------------------------------------------------------------------
Aerospace/Defense--0.2%
Boeing Co.                                                                           55,000            3,630,000
----------------------------------------------------------------------------------------------------------------
Electrical Equipment--1.5%
Emerson Electric Co.                                                                300,000           23,643,750
----------------------------------------------------------------------------------------------------------------
Vishay Intertechnology, Inc.(1)                                                     500,000            7,562,500
                                                                                                    ------------
                                                                                                      31,206,250
----------------------------------------------------------------------------------------------------------------
Industrial Services--0.7%
Waste Management, Inc.                                                              550,000           15,262,500
----------------------------------------------------------------------------------------------------------------
Manufacturing--6.0%
Flextronics International Ltd.                                                      590,000           16,815,000
----------------------------------------------------------------------------------------------------------------
Honeywell International, Inc.                                                       170,000            8,043,125
----------------------------------------------------------------------------------------------------------------
Millipore Corp.                                                                      90,000            5,670,000
----------------------------------------------------------------------------------------------------------------
Minnesota Mining & Manufacturing Co.                                                270,000           32,535,000
----------------------------------------------------------------------------------------------------------------
Sanmina Corp.(1)                                                                    516,000           39,538,500
----------------------------------------------------------------------------------------------------------------
United Technologies Corp.                                                           300,000           23,587,500
                                                                                                    ------------
                                                                                                     126,189,125
----------------------------------------------------------------------------------------------------------------
Communication Services--2.1%
----------------------------------------------------------------------------------------------------------------
Telecommunications: Long Distance--0.2%
WorldCom, Inc.(1)                                                                   350,000            4,921,875
----------------------------------------------------------------------------------------------------------------
Telephone Utilities--0.1%
SBC Communications, Inc.                                                             60,000            2,865,000
----------------------------------------------------------------------------------------------------------------
Telecommunications: Wireless--1.8%
Amdocs Ltd.(1)                                                                       99,400            6,585,250
----------------------------------------------------------------------------------------------------------------
Nextel Communications, Inc., Cl. A(1)                                               220,000            5,445,000
----------------------------------------------------------------------------------------------------------------
Vodafone Group plc, Sponsored ADR                                                   730,000           26,143,125
                                                                                                    ------------
                                                                                                      38,173,375
----------------------------------------------------------------------------------------------------------------
Consumer Cyclicals--10.3%
----------------------------------------------------------------------------------------------------------------
Autos & Housing--1.5%
Centex Corp.                                                                        175,000            6,573,437
----------------------------------------------------------------------------------------------------------------
Ethan Allen Interiors, Inc.                                                         126,050            4,222,675
----------------------------------------------------------------------------------------------------------------
Ford Motor Co.                                                                      559,416           13,111,312
----------------------------------------------------------------------------------------------------------------
Gentex Corp.(1)                                                                     250,000            4,656,250
----------------------------------------------------------------------------------------------------------------
Lafarge Corp.                                                                       120,000            2,835,000
                                                                                                    ------------
                                                                                                      31,398,674

                   Oppenheimer Capital Appreciation Fund/VA

--------------------------------------------------------------------------------
Statement of Investments  (Continued)
--------------------------------------------------------------------------------


                                                                                                    Market Value
                                                                                    Shares          See Note 1
----------------------------------------------------------------------------------------------------------------
Consumer Services--1.6%
Omnicom Group, Inc.                                                                 310,000         $ 25,691,250
----------------------------------------------------------------------------------------------------------------
Vivendi Universal SA, Sponsored ADR(1)                                              130,000            8,490,625
                                                                                                    ------------
                                                                                                      34,181,875
----------------------------------------------------------------------------------------------------------------
Leisure & Entertainment--1.5%
Carnival Corp.                                                                      690,000           21,260,625
----------------------------------------------------------------------------------------------------------------
Harley-Davidson, Inc.                                                               200,000            7,950,000
----------------------------------------------------------------------------------------------------------------
Host Marriott Corp.                                                                 165,000            2,134,687
                                                                                                    ------------
                                                                                                      31,345,312
----------------------------------------------------------------------------------------------------------------
Media--3.0%
News Corp. Ltd. (The), Sponsored ADR                                                715,000           23,058,750
----------------------------------------------------------------------------------------------------------------
Time Warner, Inc.                                                                   670,000           35,000,800
----------------------------------------------------------------------------------------------------------------
WPP Group plc, Sponsored ADR                                                         79,325            4,982,602
                                                                                                    ------------
                                                                                                      63,042,152
----------------------------------------------------------------------------------------------------------------
Retail: Specialty--2.5%
Gap, Inc.                                                                           715,000           18,232,500
----------------------------------------------------------------------------------------------------------------
Home Depot, Inc.                                                                    115,000            5,254,062
----------------------------------------------------------------------------------------------------------------
Nike, Inc., Cl. B                                                                   330,000           18,418,125
----------------------------------------------------------------------------------------------------------------
Tiffany & Co.                                                                       330,000           10,436,250
                                                                                                    ------------
                                                                                                      52,340,937
----------------------------------------------------------------------------------------------------------------
Textile/Apparel & Home Furnishings--0.2%
Abercrombie & Fitch Co., Cl. A(1)                                                   150,000            3,000,000
----------------------------------------------------------------------------------------------------------------
Too, Inc.(1)                                                                        130,000            1,625,000
                                                                                                    ------------
                                                                                                       4,625,000
----------------------------------------------------------------------------------------------------------------
Consumer Staples--13.3%
----------------------------------------------------------------------------------------------------------------
Beverages--1.9%
Adolph Coors Co., Cl. B                                                              80,000            6,425,000
----------------------------------------------------------------------------------------------------------------
Anheuser-Busch Cos., Inc.                                                           340,000           15,470,000
----------------------------------------------------------------------------------------------------------------
PepsiCo, Inc.                                                                       370,000           18,338,125
                                                                                                    ------------
                                                                                                      40,233,125
----------------------------------------------------------------------------------------------------------------
Broadcasting--6.0%
Cablevision Systems Corp., Cl. A(1)                                                 185,000           15,713,437
----------------------------------------------------------------------------------------------------------------
Clear Channel Communications, Inc.(1)                                               575,000           27,851,562
----------------------------------------------------------------------------------------------------------------
Comcast Corp., Cl. A Special(1)                                                   1,050,000           43,837,500
----------------------------------------------------------------------------------------------------------------
Fox Entertainment Group, Inc., A Shares(1)                                          200,000            3,575,000
----------------------------------------------------------------------------------------------------------------
Hispanic Broadcasting Corp.(1)                                                      348,000            8,874,000
----------------------------------------------------------------------------------------------------------------
Infinity Broadcasting Corp., Cl. A(1)                                               600,000           16,762,500
----------------------------------------------------------------------------------------------------------------
Rogers Communications, Inc., Cl. B                                                  276,300            4,654,055
----------------------------------------------------------------------------------------------------------------
Univision Communications, Inc., Cl. A(1)                                            115,000            4,707,812
                                                                                                    ------------
                                                                                                     125,975,866
----------------------------------------------------------------------------------------------------------------
Entertainment--1.9%
Royal Caribbean Cruises Ltd.                                                        870,000           23,011,500
----------------------------------------------------------------------------------------------------------------
Viacom, Inc., Cl. B(1)                                                              360,000           16,830,000
                                                                                                    ------------
                                                                                                      39,841,500

                  Oppenheimer Capital Appreciation Fund/VA

--------------------------------------------------------------------------------
Statement of Investments  (Continued)
--------------------------------------------------------------------------------


                                                                                                    Market Value
                                                                                    Shares          See Note 1
----------------------------------------------------------------------------------------------------------------
Food--0.3%
Keebler Foods Co.                                                                   150,000         $  6,215,625
----------------------------------------------------------------------------------------------------------------
Food & Drug Retailers--2.3%
CVS Corp.                                                                           340,000           20,378,750
----------------------------------------------------------------------------------------------------------------
Safeway, Inc.(1)                                                                    435,000           27,187,500
                                                                                                    ------------
                                                                                                      47,566,250
----------------------------------------------------------------------------------------------------------------
Household Goods--0.9%
Avon Products, Inc.                                                                 390,000           18,671,250
----------------------------------------------------------------------------------------------------------------
Energy--6.1%
----------------------------------------------------------------------------------------------------------------
Energy Services--2.5%
Coastal Corp.                                                                       260,000           22,961,250
----------------------------------------------------------------------------------------------------------------
Coflexip SA, Sponsored ADR                                                           66,000            4,149,750
----------------------------------------------------------------------------------------------------------------
Halliburton Co.                                                                     230,000            8,337,500
----------------------------------------------------------------------------------------------------------------
Nabors Industries, Inc.(1)                                                           55,000            3,253,250
----------------------------------------------------------------------------------------------------------------
Schlumberger Ltd.                                                                   120,000            9,592,500
----------------------------------------------------------------------------------------------------------------
Transocean Sedco Forex, Inc.                                                         95,000            4,370,000
                                                                                                    ------------
                                                                                                      52,664,250
----------------------------------------------------------------------------------------------------------------
Oil: Domestic--2.5%
Amerada Hess Corp.                                                                  250,000           18,265,625
----------------------------------------------------------------------------------------------------------------
Exxon Mobil Corp.                                                                   355,000           30,862,812
----------------------------------------------------------------------------------------------------------------
Forest Oil Corp.(1)                                                                  65,000            2,396,875
                                                                                                    ------------
                                                                                                      51,525,312
----------------------------------------------------------------------------------------------------------------
Oil: International--1.1%
TotalFinaElf SA, Sponsored ADR                                                      280,000           20,352,500
----------------------------------------------------------------------------------------------------------------
Varco International, Inc.(1)                                                        150,000            3,262,500
                                                                                                    ------------
                                                                                                      23,615,000
----------------------------------------------------------------------------------------------------------------
Financial--9.5%
----------------------------------------------------------------------------------------------------------------
Banks--1.5%
Bank of America Corp.                                                               230,000           10,551,250
----------------------------------------------------------------------------------------------------------------
Chase Manhattan Corp.                                                               470,000           21,355,625
                                                                                                    ------------
                                                                                                      31,906,875
----------------------------------------------------------------------------------------------------------------
Diversified Financial--5.4%
C.I.T. Group, Inc., Cl. A                                                           230,000            4,628,750
----------------------------------------------------------------------------------------------------------------
Citigroup, Inc.                                                                     913,360           46,638,445
----------------------------------------------------------------------------------------------------------------
Freddie Mac                                                                         380,000           26,172,500
----------------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                                                           250,000           17,046,875
----------------------------------------------------------------------------------------------------------------
Schwab (Charles) Corp.                                                              232,500            6,597,187
----------------------------------------------------------------------------------------------------------------
Stilwell Financial, Inc.                                                            220,000            8,676,250
----------------------------------------------------------------------------------------------------------------
T. Rowe Price Group, Inc.                                                            70,000            2,958,594
                                                                                                    ------------
                                                                                                     112,718,601

                   Oppenheimer Capital Appreciation Fund/VA

--------------------------------------------------------------------------------
Statement of Investments (Continued)
--------------------------------------------------------------------------------


                                                                                                    Market Value
                                                                                    Shares          See Note 1
----------------------------------------------------------------------------------------------------------------
Insurance--1.4%
American International Group, Inc.                                                  106,250         $ 10,472,266
----------------------------------------------------------------------------------------------------------------
Axa, Sponsored ADR                                                                  129,800            9,321,262
----------------------------------------------------------------------------------------------------------------
Everest Re Group Ltd.                                                                80,000            5,730,000
----------------------------------------------------------------------------------------------------------------
Torchmark Corp.                                                                      70,000            2,690,625
                                                                                                    ------------
                                                                                                      28,214,153
----------------------------------------------------------------------------------------------------------------
Real Estate Investment Trusts--0.7%
Boston Properties, Inc.                                                             260,000           11,310,000
----------------------------------------------------------------------------------------------------------------
Equity Office Properties Trust                                                       90,000            2,936,250
                                                                                                    ------------
                                                                                                      14,246,250
----------------------------------------------------------------------------------------------------------------
Savings & Loans--0.5%
Golden State Bancorp, Inc.                                                          100,000            3,143,750
----------------------------------------------------------------------------------------------------------------
Golden West Financial Corp.                                                         100,000            6,750,000
                                                                                                    ------------
                                                                                                       9,893,750
----------------------------------------------------------------------------------------------------------------
Healthcare--8.4%
----------------------------------------------------------------------------------------------------------------
Healthcare/Drugs--5.2%
ALZA Corp., Cl. A(1)                                                                480,000           20,400,000
----------------------------------------------------------------------------------------------------------------
Elan Corp. plc, ADR(1)                                                              230,000           10,766,875
----------------------------------------------------------------------------------------------------------------
Forest Laboratories, Inc.(1)                                                         20,000            2,657,500
----------------------------------------------------------------------------------------------------------------
GlaxoSmithKline plc, ADR                                                            160,000            8,960,000
----------------------------------------------------------------------------------------------------------------
IDEC Pharmaceuticals Corp.(1)                                                        21,300            4,037,681
----------------------------------------------------------------------------------------------------------------
Mylan Laboratories, Inc.                                                            240,000            6,045,000
----------------------------------------------------------------------------------------------------------------
Pfizer, Inc.                                                                        745,000           34,270,000
----------------------------------------------------------------------------------------------------------------
Pharmacia Corp.                                                                     360,000           21,960,000
                                                                                                    ------------
                                                                                                     109,097,056
----------------------------------------------------------------------------------------------------------------
Healthcare/Supplies & Services--3.2%
Applera Corp./Applied Biosystems Group                                               61,400            5,775,438
----------------------------------------------------------------------------------------------------------------
Baxter International, Inc.                                                           65,000            5,740,313
----------------------------------------------------------------------------------------------------------------
Becton, Dickinson & Co.                                                             300,000           10,387,500
----------------------------------------------------------------------------------------------------------------
Cardinal Health, Inc.                                                               165,000           16,438,125
----------------------------------------------------------------------------------------------------------------
McKesson HBOC, Inc.                                                                 210,000            7,536,900
----------------------------------------------------------------------------------------------------------------
Medtronic, Inc.                                                                     270,000           16,301,250
----------------------------------------------------------------------------------------------------------------
PerkinElmer, Inc.                                                                    50,000            5,250,000
                                                                                                    ------------
                                                                                                      67,429,526
----------------------------------------------------------------------------------------------------------------
Technology--19.9%
----------------------------------------------------------------------------------------------------------------
Computer Hardware--1.0%
Compaq Computer Corp.                                                               250,000            3,762,500
----------------------------------------------------------------------------------------------------------------
EMC Corp.(1)                                                                        150,000            9,975,000
----------------------------------------------------------------------------------------------------------------
Hewlett-Packard Co.                                                                  80,000            2,525,000
----------------------------------------------------------------------------------------------------------------
Read-Rite Corp.(1)                                                                  170,000              685,313
----------------------------------------------------------------------------------------------------------------
SanDisk Corp.(1)                                                                    145,000            4,023,750
                                                                                                    ------------
                                                                                                      20,971,563

                  Oppenheimer Capital Appreciation Fund/VA

--------------------------------------------------------------------------------
Statement of Investments (Continued)
--------------------------------------------------------------------------------


                                                                                                    Market Value
                                                                                  Shares            See Note 1
----------------------------------------------------------------------------------------------------------------
Computer Software--5.5%
America Online, Inc.(1)                                                             520,000         $ 18,096,000
----------------------------------------------------------------------------------------------------------------
BMC Software, Inc.(1)                                                               480,000            6,720,000
----------------------------------------------------------------------------------------------------------------
Microsoft Corp.(1)                                                                  850,000           36,868,750
----------------------------------------------------------------------------------------------------------------
Novell, Inc.(1)                                                                     540,000            2,818,125
----------------------------------------------------------------------------------------------------------------
Oracle Corp.(1)                                                                     634,000           18,425,625
----------------------------------------------------------------------------------------------------------------
Sybase, Inc.(1)                                                                     230,000            4,556,875
----------------------------------------------------------------------------------------------------------------
Veritas Software Corp.(1)                                                           265,123           23,198,263
----------------------------------------------------------------------------------------------------------------
Yahoo!, Inc.(1)                                                                     155,000            4,659,688
                                                                                                    ------------
                                                                                                     115,343,326
----------------------------------------------------------------------------------------------------------------
Communications Equipment--6.5%
ADC Telecommunications, Inc.(1)                                                      70,000            1,268,750
----------------------------------------------------------------------------------------------------------------
Cisco Systems, Inc.(1)                                                            1,030,000           39,397,500
----------------------------------------------------------------------------------------------------------------
Extreme Networks, Inc.(1)                                                           199,500            7,805,438
----------------------------------------------------------------------------------------------------------------
L.M. Ericsson Telephone Co., ADR, Cl. B(1)                                          375,000            4,195,313
----------------------------------------------------------------------------------------------------------------
Lucent Technologies, Inc.                                                           480,000            6,480,000
----------------------------------------------------------------------------------------------------------------
Nokia Corp., Sponsored ADR, A Shares                                              1,325,000           57,637,500
----------------------------------------------------------------------------------------------------------------
Nortel Networks Corp.                                                               380,000           12,183,750
----------------------------------------------------------------------------------------------------------------
Tellabs, Inc.(1)                                                                    122,000            6,893,000
                                                                                                    ------------
                                                                                                     135,861,251
----------------------------------------------------------------------------------------------------------------
Electronics--6.9%
Analog Devices, Inc.(1)                                                             150,000            7,678,125
----------------------------------------------------------------------------------------------------------------
Applied Materials, Inc.(1)                                                           99,708            3,807,599
----------------------------------------------------------------------------------------------------------------
Atmel Corp.(1)                                                                    1,060,000           12,322,500
----------------------------------------------------------------------------------------------------------------
Cypress Semiconductor Corp.(1)                                                      230,000            4,528,125
----------------------------------------------------------------------------------------------------------------
DuPont Photomasks, Inc.(1)                                                          123,000            6,499,781
----------------------------------------------------------------------------------------------------------------
International Rectifier Corp.(1)                                                    261,000            7,830,000
----------------------------------------------------------------------------------------------------------------
Micron Technology, Inc.(1)                                                          350,000           12,425,000
----------------------------------------------------------------------------------------------------------------
National Semiconductor Corp.(1)                                                     320,000            6,440,000
----------------------------------------------------------------------------------------------------------------
Novellus Systems, Inc.(1)                                                           102,500            3,683,594
----------------------------------------------------------------------------------------------------------------
RF Micro Devices, Inc.(1)                                                           480,000           13,170,000
----------------------------------------------------------------------------------------------------------------
Texas Instruments, Inc.                                                             300,000           14,212,500
----------------------------------------------------------------------------------------------------------------
Thermo Electron Corp.(1)                                                             80,000            2,380,000
----------------------------------------------------------------------------------------------------------------
Vitesse Semiconductor Corp.(1)                                                      332,500           18,391,406
----------------------------------------------------------------------------------------------------------------
Waters Corp.(1)                                                                     370,000           30,895,000
                                                                                                    ------------
                                                                                                     144,263,630
----------------------------------------------------------------------------------------------------------------
Transportation--1.2%
----------------------------------------------------------------------------------------------------------------
Railroads & Truckers--0.8%
Canadian Pacific Ltd.                                                               510,000           14,566,875
----------------------------------------------------------------------------------------------------------------
CSX Corp.                                                                            60,000            1,556,250
                                                                                                    ------------
                                                                                                      16,123,125


                   Oppenheimer Capital Appreciation Fund/VA

--------------------------------------------------------------------------------
Statement of Investments  (Continued)
--------------------------------------------------------------------------------

                                                                                                  Market Value
                                                                               Shares             See Note 1
----------------------------------------------------------------------------------------------------------------
Shipping--0.4%
FedEx Corp.(1)                                                                      200,000       $    7,992,000
----------------------------------------------------------------------------------------------------------------
Utilities--2.3%
----------------------------------------------------------------------------------------------------------------
Electric Utilities--1.5%
Calpine Corp.(1)                                                                    458,800           20,674,675
----------------------------------------------------------------------------------------------------------------
Constellation Energy Group, Inc.                                                     75,000            3,379,688
----------------------------------------------------------------------------------------------------------------
Potomac Electric Power Co.                                                          180,000            4,447,800
----------------------------------------------------------------------------------------------------------------
Southern Co.                                                                        105,000            3,491,250
                                                                                                  --------------
                                                                                                      31,993,413
----------------------------------------------------------------------------------------------------------------
Gas Utilities--0.8%
Kinder Morgan, Inc.                                                                 110,000            5,740,625
----------------------------------------------------------------------------------------------------------------
Williams Cos., Inc. (The)                                                           280,000           11,182,500
                                                                                                  --------------
                                                                                                      16,923,125
                                                                                                  --------------
Total Common Stocks (Cost $1,512,542,923)                                                          1,718,134,772

================================================================================================================
Other Securities--0.4%
----------------------------------------------------------------------------------------------------------------
Nasdaq-100 Unit Investment Trust(1) (Cost $14,060,239)                              145,000            8,464,375


                                                                               Principal
                                                                               Amount
================================================================================================================
U.S. Government Obligations--0.5%
----------------------------------------------------------------------------------------------------------------
U.S. Treasury Nts., 6.375%, 4/30/02 (Cost $9,947,974)                          $ 10,000,000           10,128,960

================================================================================================================
Repurchase Agreements--17.0%
----------------------------------------------------------------------------------------------------------------
Repurchase agreement with PaineWebber, Inc., 6.09%, dated 12/29/00, to be repurchased at $356,628,155 on 1/2/01, collateralized by
Government National Mortgage Assn., 6.50%-8.50%, 2/15/27-12/20/30,
with a value of $419,019,749 (Cost $356,387,000)                                356,387,000          356,387,000

----------------------------------------------------------------------------------------------------------------
Total Investments, at Value (Cost $1,892,938,136)                                      99.9%       2,093,115,107
----------------------------------------------------------------------------------------------------------------
Other Assets Net of Liabilities                                                         0.1            2,688,055
                                                                             --------------       --------------
Net Assets                                                                            100.0%      $2,095,803,162
                                                                             ==============       ==============


1. Non-income-producing security.

See accompanying Notes to Financial Statements.



                 Oppenheimer Capital Appreciation Fund/VA

--------------------------------------------------------------------------------
Statement of Assets and Liabilities  December 31, 2000
--------------------------------------------------------------------------------

================================================================================================
Assets
Investments, at value (including repurchase agreements of $356,387,000)
(cost $1,892,938,136)--see accompanying statement                                 $2,093,115,107
------------------------------------------------------------------------------------------------
Receivables and other assets:
Shares of beneficial interest sold                                                     3,684,982
Interest and dividends                                                                 1,135,218
Other                                                                                     11,152
                                                                                  --------------
Total assets                                                                       2,097,946,459
------------------------------------------------------------------------------------------------
Liabilities
Bank overdraft                                                                            41,514
------------------------------------------------------------------------------------------------
Payables and other liabilities:
Shares of beneficial interest redeemed                                                 1,856,182
Shareholder reports                                                                      163,837
Trustees' compensation                                                                     3,652
Transfer and shareholder servicing agent fees                                                250
Other                                                                                     77,862
                                                                                  --------------
Total liabilities                                                                      2,143,297

================================================================================================
Net Assets                                                                        $2,095,803,162
                                                                                  ==============

================================================================================================
Composition of Net Assets
Par value of shares of beneficial interest                                        $       44,945
------------------------------------------------------------------------------------------------
Additional paid-in capital                                                         1,695,770,427
------------------------------------------------------------------------------------------------
Undistributed net investment income                                                   12,613,518
------------------------------------------------------------------------------------------------
Accumulated net realized gain on investments and foreign currency transactions       187,197,301
------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments and translation of
assets and liabilities denominated in foreign currencies                             200,176,971
                                                                                  --------------
Net assets--applicable to 44,944,843 shares of beneficial interest outstanding    $2,095,803,162
                                                                                  ==============

------------------------------------------------------------------------------------------------
Net Asset Value, Redemption Price Per Share and Offering Price Per Share                  $46.63


See accompanying Notes to Financial Statements.


                   Oppenheimer Capital Appreciation Fund/VA

--------------------------------------------------------------------------------
Statement of Operations  For the Year Ended December 31, 2000
--------------------------------------------------------------------------------


================================================================================================
Investment Income
Interest                                                                           $  15,459,693
------------------------------------------------------------------------------------------------
Dividends                                                                             10,005,077
                                                                                   -------------
Total income                                                                          25,464,770

================================================================================================
Expenses
Management fees                                                                       12,361,613
------------------------------------------------------------------------------------------------
Custodian fees and expenses                                                               34,659
------------------------------------------------------------------------------------------------
Trustees' compensation                                                                     7,620
------------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees                                              2,164
------------------------------------------------------------------------------------------------
Other                                                                                    406,481
                                                                                   -------------
Total expenses                                                                        12,812,537
Less expenses paid indirectly                                                             (9,805)
                                                                                   -------------
Net expenses                                                                          12,802,732

================================================================================================
Net Investment Income                                                                 12,662,038

================================================================================================
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments                                                                          204,374,757
Foreign currency transactions                                                            (18,672)
                                                                                   -------------
Net realized gain                                                                    204,356,085

------------------------------------------------------------------------------------------------
Net change in unrealized depreciation on:
Investments                                                                         (266,379,641)
Translation of assets and liabilities denominated in foreign currencies                 (253,959)
                                                                                   -------------
Net change                                                                          (266,633,600)
                                                                                   -------------
Net realized and unrealized loss                                                     (62,277,515)

------------------------------------------------------------------------------------------------
Net Decrease in Net Assets Resulting from Operations                               $ (49,615,477)
                                                                                   =============


See accompanying Notes to Financial Statements.


                 Oppenheimer Capital Appreciation Fund/VA

--------------------------------------------------------------------------------
Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                              Year Ended December 31,
                                                                              2000               1999
===============================================================================================================
Operations
Net investment income                                                         $   12,662,038     $    2,061,298
---------------------------------------------------------------------------------------------------------------
Net realized gain (loss)                                                         204,356,085        108,725,542
---------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)                            (266,633,600)       275,627,173
                                                                              --------------     --------------
Net increase (decrease) in net assets resulting from operations                  (49,615,477)       386,414,013

===============================================================================================================
Dividends and/or Distributions to Shareholders
Dividends from net investment income                                              (2,077,067)        (2,974,252)
---------------------------------------------------------------------------------------------------------------
Distributions from net realized gain                                            (110,842,476)       (32,671,363)
===============================================================================================================
Beneficial Interest Transactions
Net increase in net assets resulting from beneficial interest transactions       833,140,766        305,879,322

===============================================================================================================
Net Assets
Total increase                                                                   670,605,746        656,647,720
---------------------------------------------------------------------------------------------------------------
Beginning of period                                                            1,425,197,416        768,549,696
                                                                              --------------     --------------
End of period (including undistributed net investment
income of $12,613,518 and $2,056,707, respectively)                           $2,095,803,162     $1,425,197,416
                                                                              ==============     ==============

See accompanying Notes to Financial Statements.


                   Oppenheimer Capital Appreciation Fund/VA

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

                                                     Year Ended December 31,
                                                     2000         1999        1998           1997           1996
------------------------------------------------------------------------------------------------------------------
Per Share Operating Data
Net asset value, beginning of period                 $49.84       $36.67      $32.44         $27.24         $23.55
------------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income                                   .27          .06         .13            .25            .15
Net realized and unrealized gain                        .02        14.68        7.28           6.62           5.46
------------------------------------------------------------------------------------------------------------------
Total income from investment operations                 .29        14.74        7.41           6.87           5.61
------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                   (.06)        (.13)       (.24)          (.15)          (.25)
Distributions from net realized gain                  (3.44)       (1.44)      (2.94)         (1.52)         (1.67)
------------------------------------------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                       (3.50)       (1.57)      (3.18)         (1.67)         (1.92)
------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $46.63       $49.84      $36.67         $32.44         $27.24
                                                     ======       ======      ======         ======         ======

------------------------------------------------------------------------------------------------------------------
Total Return, at Net Asset Value(1)                   (0.23)%      41.66%      24.00%         26.68%         25.20%

------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
Net assets, end of period (in millions)              $2,096       $1,425      $  769         $  494         $  286
------------------------------------------------------------------------------------------------------------------
Average net assets (in millions)                     $1,922       $1,003      $  609         $  390         $  152
------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:(2)
Net investment income                                  0.66%        0.21%       0.50%          1.02%          1.08%
Expenses                                               0.67%        0.70%       0.75%(3)       0.75%(3)       0.81%(3)(4)
------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                  38%          56%         56%            66%            65%


1. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period.
Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
2. Annualized for periods of less than one full year.
3. Expense ratio has not been grossed up to reflect the effect of expenses paid indirectly.
4. The expense ratio was 0.79% net of the voluntary reimbursement by the Manager.

See accompanying Notes to Financial Statements.


                 Oppenheimer Capital Appreciation Fund/VA

--------------------------------------------------------------------------------
Notes to Financial Statements
--------------------------------------------------------------------------------

================================================================================
1. Significant Accounting Policies
Oppenheimer Capital Appreciation Fund/VA (the Fund) is a separate series of Oppenheimer Variable Account Funds (the Trust), an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek capital appreciation by investing in securities of well-known, established companies. The Trust's investment advisor is OppenheimerFunds, Inc. (the Manager). The following is a summary of significant accounting policies consistently followed by the Fund.
--------------------------------------------------------------------------------
Securities Valuation. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Trustees, or at their fair value. Fair value is determined in good faith under consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).
--------------------------------------------------------------------------------
Foreign Currency Translation. The accounting records of the Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.
     The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.
--------------------------------------------------------------------------------
Repurchase Agreements. The Fund requires the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.
--------------------------------------------------------------------------------
Federal Taxes. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers to shareholders.
--------------------------------------------------------------------------------
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.


                 Oppenheimer Capital Appreciation Fund/VA

--------------------------------------------------------------------------------
Notes to Financial Statements  (Continued)
--------------------------------------------------------------------------------

================================================================================
1. Significant Accounting Policies  (continued)
Classification of Dividends and Distributions to Shareholders. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes primarily because of the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.
     The Fund adjusts the classification of distributions to shareholders to reflect the differences between financial statement amounts and distributions determined in accordance with income tax regulations. Accordingly, during the year ended December 31, 2000, amounts have been reclassified to reflect an increase in paid-in capital of $14,679,790, a decrease in undistributed net investment income of $28,160, and a decrease in accumulated net realized gain on investments of $14,651,630. This reclassification includes $14,679,790 distributed in connection with Fund share redemptions which increased paid-in capital and reduced accumulated net realized gain. Net assets of the Fund were unaffected by the reclassifications.
--------------------------------------------------------------------------------
Expense Offset Arrangements. Expenses paid indirectly represent a reduction of custodian fees for earnings on cash balances maintained by the Fund.
--------------------------------------------------------------------------------
Other. Investment transactions are accounted for as of trade date and dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Realized gains and losses on investments and unrealized appreciation and depreciation are determined on an identified cost basis, which is the same basis used for federal income tax purposes.
     The Fund will adopt the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, effective for fiscal years beginning after December 15, 2000. As required, the Fund will begin amortizing premiums on debt securities effective January 1, 2001. Prior to this date, the Fund did not amortize premiums on debt securities. The cumulative effect of this accounting change will have no impact on the total net assets of the Fund, but will result in a $6,171 decrease to cost of securities and a corresponding $6,171 increase in net unrealized appreciation, based on securities held as of December 31, 2000.
     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

================================================================================
2. Shares of Beneficial Interest
The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest. Transactions in shares of beneficial interest were as follows:

                                                 Year Ended December 31, 2000          Year Ended December 31, 1999
                                                 -----------------------------          -----------------------------
                                                 Shares         Amount                 Shares          Amount
--------------------------------------------------------------------------------------------------------------------
Sold                                             20,683,300     $1,046,431,848         13,631,886      $ 546,735,927
Dividends and/or distributions reinvested         2,140,655        112,919,543            958,989         35,645,615
Redeemed                                         (6,472,107)      (326,210,625)        (6,954,081)      (276,502,220)
                                                 ----------     --------------         ----------      -------------
Net increase                                     16,351,848     $  833,140,766          7,636,794      $ 305,879,322
                                                 ==========     ==============         ==========      =============

                   Oppenheimer Small Cap Growth Fund/VA

--------------------------------------------------------------------------------
Independent Auditors' Report
--------------------------------------------------------------------------------


================================================================================
To the Board of Trustees and Shareholders of Oppenheimer Small Cap Growth
Fund/VA:

We have audited the accompanying statement of assets and liabilities of Oppenheimer Small Cap Growth Fund/VA (which is a series of Oppenheimer Variable Account Funds), including the statement of investments, as of December 31, 2000, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the two years in the period then ended and the period May 1, 1998 (inception of offering) to December 31, 1998. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
     We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2000, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer Small Cap Growth Fund/VA as of December 31, 2000, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the two years in the period then ended and the period May 1, 1998 (inception of offering) to December 31, 1998, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

Deloitte & Touche LLP

Denver, Colorado
January 23, 2001



--------------------------------------------------------------------------------
Statement of Investments  December 31, 2000
--------------------------------------------------------------------------------

                                                                                                                    Market Value
                                                                                                     Shares         See Note 1
================================================================================================================================
Common Stocks--77.9%
--------------------------------------------------------------------------------------------------------------------------------
Basic Materials--1.1%
--------------------------------------------------------------------------------------------------------------------------------
Chemicals--0.6%
ArQule, Inc.(1)                                                                                       2,900             $ 92,800
--------------------------------------------------------------------------------------------------------------------------------
Metals--0.5%
AK Steel Holding Corp.                                                                                3,800               33,250
--------------------------------------------------------------------------------------------------------------------------------
Reliance Steel & Aluminum Co.                                                                         1,700               42,075
                                                                                                                        --------
                                                                                                                          75,325
--------------------------------------------------------------------------------------------------------------------------------
Capital Goods--4.6%
--------------------------------------------------------------------------------------------------------------------------------
Industrial Services--3.3%
Corporate Executive Board Co.(1)                                                                      6,200              246,547
--------------------------------------------------------------------------------------------------------------------------------
Iron Mountain, Inc.                                                                                   2,400               89,100
--------------------------------------------------------------------------------------------------------------------------------
Tetra Tech, Inc.                                                                                      4,300              137,062
                                                                                                                        --------
                                                                                                                         472,709
--------------------------------------------------------------------------------------------------------------------------------
Manufacturing--1.3%
ATMI, Inc.(1)                                                                                         2,600               50,700
--------------------------------------------------------------------------------------------------------------------------------
Photronics, Inc.(1)                                                                                     500               11,719
--------------------------------------------------------------------------------------------------------------------------------
Rudolph Technologies, Inc.(1)                                                                         1,700               51,319
--------------------------------------------------------------------------------------------------------------------------------
Veeco Instruments, Inc.(1)                                                                            1,800               72,225
                                                                                                                        --------
                                                                                                                         185,963
--------------------------------------------------------------------------------------------------------------------------------
Communication Services--0.2%
--------------------------------------------------------------------------------------------------------------------------------
Telecommunications: Wireless--0.2%
Avici Systems, Inc.(1)                                                                                  300                7,387
--------------------------------------------------------------------------------------------------------------------------------
OmniSky Corp.(1)                                                                                      2,600               21,612
                                                                                                                        --------
                                                                                                                          28,999
--------------------------------------------------------------------------------------------------------------------------------
Consumer Cyclicals--7.5%
--------------------------------------------------------------------------------------------------------------------------------
Autos & Housing--0.2%
Lennar Corp.                                                                                            800               29,000
--------------------------------------------------------------------------------------------------------------------------------
Consumer Services--1.5%
Getty Images, Inc.(1)                                                                                 3,300              105,600
--------------------------------------------------------------------------------------------------------------------------------
Heidrick & Struggles International, Inc.(1)                                                           1,500               63,094
--------------------------------------------------------------------------------------------------------------------------------
Macrovision Corp.(1)                                                                                    700               51,811
                                                                                                                        --------
                                                                                                                         220,505
--------------------------------------------------------------------------------------------------------------------------------
Leisure & Entertainment--1.2%
Anchor Gaming(1)                                                                                      2,100               81,900
--------------------------------------------------------------------------------------------------------------------------------
Handleman Co.(1)                                                                                      6,500               48,750
--------------------------------------------------------------------------------------------------------------------------------
Station Casinos, Inc.(1)                                                                              2,600               38,837
                                                                                                                        --------
                                                                                                                         169,487
--------------------------------------------------------------------------------------------------------------------------------
Media--0.2%
Penton Media, Inc.                                                                                    1,200               32,250

                    Oppenheimer Small Cap Growth Fund/VA

--------------------------------------------------------------------------------
Statement of Investments  (Continued)
--------------------------------------------------------------------------------

                                                                                                                    Market Value
                                                                                                     Shares         See Note 1
--------------------------------------------------------------------------------------------------------------------------------
Retail: Specialty--2.2%
Footstar, Inc.(1)                                                                                     2,400             $118,800
--------------------------------------------------------------------------------------------------------------------------------
Hot Topic, Inc.(1)                                                                                    4,600               75,612
--------------------------------------------------------------------------------------------------------------------------------
Skechers U.S.A., Inc., Cl. A(1)                                                                       3,000               46,500
--------------------------------------------------------------------------------------------------------------------------------
Venator Group, Inc.(1)                                                                                5,400               83,700
                                                                                                                        --------
                                                                                                                         324,612
--------------------------------------------------------------------------------------------------------------------------------
Textile/Apparel & Home Furnishings--2.2%
Abercrombie & Fitch Co., Cl. A(1)                                                                     4,600               92,000
--------------------------------------------------------------------------------------------------------------------------------
Kenneth Cole Productions, Inc., Cl. A(1)                                                                900               36,225
--------------------------------------------------------------------------------------------------------------------------------
Linens 'N Things, Inc.                                                                                2,600               71,825
--------------------------------------------------------------------------------------------------------------------------------
Liz Claiborne, Inc.                                                                                   1,800               74,925
--------------------------------------------------------------------------------------------------------------------------------
Too, Inc.(1)                                                                                          4,000               50,000
                                                                                                                        --------
                                                                                                                         324,975
--------------------------------------------------------------------------------------------------------------------------------
Consumer Staples--4.9%
--------------------------------------------------------------------------------------------------------------------------------
Broadcasting--0.3%
Sirius Satellite Radio, Inc.(1)                                                                       1,000               29,937
--------------------------------------------------------------------------------------------------------------------------------
XM Satellite Radio Holdings, Inc.(1)                                                                  1,200               19,275
                                                                                                                        --------
                                                                                                                          49,212
--------------------------------------------------------------------------------------------------------------------------------
Education--1.8%
Corinthian Colleges, Inc.(1)                                                                          6,200              235,212
--------------------------------------------------------------------------------------------------------------------------------
SmartForce plc, Sponsored ADR(1)                                                                        800               30,050
                                                                                                                        --------
                                                                                                                         265,262
--------------------------------------------------------------------------------------------------------------------------------
Entertainment--1.6%
P.F. Chang's China Bistro, Inc.(1)                                                                    3,900              122,606
--------------------------------------------------------------------------------------------------------------------------------
Panera Bread Co., Cl. A(1)                                                                            2,800               63,875
--------------------------------------------------------------------------------------------------------------------------------
Take-Two Interactive Software, Inc.(1)                                                                4,400               50,600
                                                                                                                        --------
                                                                                                                         237,081
--------------------------------------------------------------------------------------------------------------------------------
Food--0.7%
Performance Food Group Co.(1)                                                                         1,900               97,405
--------------------------------------------------------------------------------------------------------------------------------
Food & Drug Retailers--0.5%
Pathmark Stores, Inc.(1)                                                                              4,000               66,000
--------------------------------------------------------------------------------------------------------------------------------
Energy--8.3%
--------------------------------------------------------------------------------------------------------------------------------
Energy Services--3.7%
Cross Timbers Oil Co.                                                                                 6,600              183,150
--------------------------------------------------------------------------------------------------------------------------------
Marine Drilling Cos., Inc.(1)                                                                         3,700               98,975
--------------------------------------------------------------------------------------------------------------------------------
Parker Drilling Co.(1)                                                                                8,100               41,006
--------------------------------------------------------------------------------------------------------------------------------
Pride International, Inc.(1)                                                                          4,100              100,962
--------------------------------------------------------------------------------------------------------------------------------
Tidewater, Inc.                                                                                       2,700              119,812
                                                                                                                        --------
                                                                                                                         543,905

                     Oppenheimer Small Cap Growth Fund/VA

--------------------------------------------------------------------------------
Statement of Investments  (Continued)
--------------------------------------------------------------------------------

                                                                                                                    Market Value
                                                                                                     Shares         See Note 1
--------------------------------------------------------------------------------------------------------------------------------
Oil: Domestic--3.1%
Barrett Resources Corp.(1)                                                                            1,700             $ 96,581
--------------------------------------------------------------------------------------------------------------------------------
Key Energy Services, Inc.(1)                                                                          9,100               94,981
--------------------------------------------------------------------------------------------------------------------------------
Newfield Exploration Co.(1)                                                                           1,200               56,925
--------------------------------------------------------------------------------------------------------------------------------
Noble Affiliates, Inc.                                                                                2,300              105,800
--------------------------------------------------------------------------------------------------------------------------------
Swift Energy Co.(1)                                                                                   1,200               45,150
--------------------------------------------------------------------------------------------------------------------------------
Unit Corp.(1)                                                                                         3,000               56,812
                                                                                                                        --------
                                                                                                                         456,249
--------------------------------------------------------------------------------------------------------------------------------
Oil: International--1.5%
Pioneer Natural Resources Co.(1)                                                                      3,200               63,000
--------------------------------------------------------------------------------------------------------------------------------
Precision Drilling Corp.(1)                                                                             900               33,806
--------------------------------------------------------------------------------------------------------------------------------
Rio Alto Exploration Ltd.(1)                                                                          2,500               54,261
--------------------------------------------------------------------------------------------------------------------------------
Talisman Energy, Inc.(1)                                                                              1,600               59,281
                                                                                                                        --------
                                                                                                                         210,348
--------------------------------------------------------------------------------------------------------------------------------
Financial--6.1%
--------------------------------------------------------------------------------------------------------------------------------
Banks--4.7%
Commerce Bancorp, Inc.                                                                                2,000              136,750
--------------------------------------------------------------------------------------------------------------------------------
East West Bancorp, Inc.                                                                               3,900               97,256
--------------------------------------------------------------------------------------------------------------------------------
Investors Financial Services Corp.                                                                    3,600              309,600
--------------------------------------------------------------------------------------------------------------------------------
KeyCorp                                                                                               2,200               61,600
--------------------------------------------------------------------------------------------------------------------------------
UCBH Holdings, Inc.                                                                                   1,700               79,262
                                                                                                                        --------
                                                                                                                         684,468
--------------------------------------------------------------------------------------------------------------------------------
Diversified Financial--1.4%
ChoicePoint, Inc.(1)                                                                                  1,800              118,012
--------------------------------------------------------------------------------------------------------------------------------
eSPEED, Inc., Cl. A(1)                                                                                3,300               51,769
--------------------------------------------------------------------------------------------------------------------------------
LaBranche & Co., Inc.(1)                                                                              1,100               33,619
                                                                                                                        --------
                                                                                                                         203,400
--------------------------------------------------------------------------------------------------------------------------------
Healthcare--20.6%
--------------------------------------------------------------------------------------------------------------------------------
Healthcare/Drugs--11.4%
Alexion Pharmaceuticals, Inc.(1)                                                                        500               32,469
--------------------------------------------------------------------------------------------------------------------------------
Alpharma, Inc., Cl. A                                                                                 1,000               43,875
--------------------------------------------------------------------------------------------------------------------------------
Arena Pharmaceuticals, Inc.(1)                                                                        1,900               29,450
--------------------------------------------------------------------------------------------------------------------------------
Aviron(1)                                                                                             2,200              146,987
--------------------------------------------------------------------------------------------------------------------------------
Cell Genesys, Inc.(1)                                                                                 3,400               77,562
--------------------------------------------------------------------------------------------------------------------------------
Cell Therapeutics, Inc.(1)                                                                            1,700               76,606
--------------------------------------------------------------------------------------------------------------------------------
Ciphergen Biosystems, Inc.(1)                                                                           700                9,275
--------------------------------------------------------------------------------------------------------------------------------
Corvas International, Inc.(1)                                                                         2,100               30,187
--------------------------------------------------------------------------------------------------------------------------------
Cubist Pharmaceuticals, Inc.(1)                                                                       3,800              110,200
--------------------------------------------------------------------------------------------------------------------------------
CuraGen Corp.(1)                                                                                      3,200               87,400
--------------------------------------------------------------------------------------------------------------------------------
CV Therapeutics, Inc.(1)                                                                              1,050               74,287
--------------------------------------------------------------------------------------------------------------------------------
Dusa Pharmaceuticals, Inc.(1)                                                                         3,000               50,438
--------------------------------------------------------------------------------------------------------------------------------
Enzon, Inc.(1)                                                                                        1,600               99,300
--------------------------------------------------------------------------------------------------------------------------------
Harvard Bioscience, Inc.(1)                                                                           2,400               23,700
--------------------------------------------------------------------------------------------------------------------------------
ICN Pharmaceuticals, Inc.                                                                             2,400               73,650
--------------------------------------------------------------------------------------------------------------------------------
ImmunoGen, Inc.(1)                                                                                      800               17,150

                    Oppenheimer Small Cap Growth Fund/VA

--------------------------------------------------------------------------------
Statement of Investments  (Continued)
--------------------------------------------------------------------------------

                                                                                                                    Market Value
                                                                                                     Shares         See Note 1
--------------------------------------------------------------------------------------------------------------------------------
Healthcare/Drugs  (continued)
Inhale Therapeutic Systems, Inc.(1)                                                                   2,500           $  126,250
--------------------------------------------------------------------------------------------------------------------------------
Matrix Pharmaceutical, Inc.(1)                                                                        3,000               51,375
--------------------------------------------------------------------------------------------------------------------------------
Neose Technologies, Inc.(1)                                                                           1,000               33,000
--------------------------------------------------------------------------------------------------------------------------------
NPS Pharmaceuticals, Inc.(1)                                                                          4,100              196,800
--------------------------------------------------------------------------------------------------------------------------------
Protein Design Labs, Inc.(1)                                                                          1,200              104,250
--------------------------------------------------------------------------------------------------------------------------------
Tanox, Inc.(1)                                                                                          300               11,756
--------------------------------------------------------------------------------------------------------------------------------
XOMA Ltd.(1)                                                                                         16,600              161,850
                                                                                                                      ----------
                                                                                                                       1,667,817
--------------------------------------------------------------------------------------------------------------------------------
Healthcare/Supplies & Services--9.2%
Accredo Health, Inc.(1)                                                                               2,200              110,413
--------------------------------------------------------------------------------------------------------------------------------
Aksys Ltd.(1)                                                                                         1,000               16,500
--------------------------------------------------------------------------------------------------------------------------------
AmeriSource Health Corp., Cl. A(1)                                                                    1,100               55,550
--------------------------------------------------------------------------------------------------------------------------------
Apria Healthcare Group, Inc.(1)                                                                       3,500              104,125
--------------------------------------------------------------------------------------------------------------------------------
Caremark Rx, Inc.(1)                                                                                 12,900              174,956
--------------------------------------------------------------------------------------------------------------------------------
Cytyc Corp.(1)                                                                                        1,600              100,100
--------------------------------------------------------------------------------------------------------------------------------
Eclipsys Corp.(1)                                                                                     3,800               93,100
--------------------------------------------------------------------------------------------------------------------------------
Inverness Medical Technology, Inc.(1)                                                                 1,300               50,619
--------------------------------------------------------------------------------------------------------------------------------
Laboratory Corp. of America Holdings, Inc.(1)                                                           800              140,800
--------------------------------------------------------------------------------------------------------------------------------
Province Healthcare Co.(1)                                                                            3,200              126,000
--------------------------------------------------------------------------------------------------------------------------------
RehabCare Group, Inc.(1)                                                                              2,600              133,575
--------------------------------------------------------------------------------------------------------------------------------
SurModics, Inc.(1)                                                                                    2,400               88,350
--------------------------------------------------------------------------------------------------------------------------------
Triad Hospitals, Inc.(1)                                                                              1,600               52,100
--------------------------------------------------------------------------------------------------------------------------------
Trigon Healthcare, Inc.(1)                                                                            1,300              101,156
                                                                                                                      ----------
                                                                                                                       1,347,344
--------------------------------------------------------------------------------------------------------------------------------
Technology--22.0%
--------------------------------------------------------------------------------------------------------------------------------
Computer Hardware--5.9%
Advanced Digital Information Corp.(1)                                                                 9,900              227,700
--------------------------------------------------------------------------------------------------------------------------------
Avid Technology, Inc.(1)                                                                              8,900              162,564
--------------------------------------------------------------------------------------------------------------------------------
Bell Microproducts, Inc.(1)                                                                           1,900               30,163
--------------------------------------------------------------------------------------------------------------------------------
Computer Network Technology Corp.(1)                                                                  4,700              135,419
--------------------------------------------------------------------------------------------------------------------------------
Legato Systems, Inc.(1)                                                                              12,300               91,481
--------------------------------------------------------------------------------------------------------------------------------
Mentor Graphics Corp.(1)                                                                              3,000               82,313
--------------------------------------------------------------------------------------------------------------------------------
Quantum Corp./DLT & Storage Systems Group(1)                                                          8,300              110,494
--------------------------------------------------------------------------------------------------------------------------------
Three-Five Systems, Inc.(1)                                                                             800               14,400
                                                                                                                      ----------
                                                                                                                         854,534
--------------------------------------------------------------------------------------------------------------------------------
Computer Services--2.6%
Art Technology Group, Inc.(1)                                                                         1,500               45,844
--------------------------------------------------------------------------------------------------------------------------------
Critical Path, Inc.(1)                                                                                3,100               95,325
--------------------------------------------------------------------------------------------------------------------------------
HNC Software, Inc.                                                                                    6,100              181,094
--------------------------------------------------------------------------------------------------------------------------------
WebEx Communications, Inc.(1)                                                                         2,900               60,538
                                                                                                                      ----------
                                                                                                                         382,801

                     Oppenheimer Small Cap Growth Fund/VA

--------------------------------------------------------------------------------
Statement of Investments  (Continued)
--------------------------------------------------------------------------------

                                                                                                                    Market Value
                                                                                                      Shares        See Note 1
--------------------------------------------------------------------------------------------------------------------------------
Computer Software--9.9%
Aspen Technology, Inc.(1)                                                                             1,000           $   33,250
--------------------------------------------------------------------------------------------------------------------------------
Caminus Corp.(1)                                                                                      4,100               95,325
--------------------------------------------------------------------------------------------------------------------------------
Cognos, Inc.(1)                                                                                         400                7,525
--------------------------------------------------------------------------------------------------------------------------------
Documentum, Inc.(1)                                                                                   6,300              313,031
--------------------------------------------------------------------------------------------------------------------------------
E.piphany, Inc.(1)                                                                                      900               48,544
--------------------------------------------------------------------------------------------------------------------------------
FileNet Corp.(1)                                                                                      1,200               32,700
--------------------------------------------------------------------------------------------------------------------------------
Informatica Corp.(1)                                                                                  1,400               55,388
--------------------------------------------------------------------------------------------------------------------------------
Internet Security Systems, Inc.(1)                                                                      500               39,219
--------------------------------------------------------------------------------------------------------------------------------
Manugistics Group, Inc.(1)                                                                            6,000              342,000
--------------------------------------------------------------------------------------------------------------------------------
NetIQ Corp.(1)                                                                                          900               78,638
--------------------------------------------------------------------------------------------------------------------------------
Peregrine Systems, Inc.(1)                                                                            2,800               55,300
--------------------------------------------------------------------------------------------------------------------------------
Retek, Inc.(1)                                                                                        2,983               72,711
--------------------------------------------------------------------------------------------------------------------------------
RSA Security, Inc.(1)                                                                                   600               31,725
--------------------------------------------------------------------------------------------------------------------------------
SilverStream Software, Inc.(1)                                                                        4,100               84,563
--------------------------------------------------------------------------------------------------------------------------------
SonicWALL, Inc.(1)                                                                                    2,700               43,875
--------------------------------------------------------------------------------------------------------------------------------
Sybase, Inc.(1)                                                                                       3,000               59,438
--------------------------------------------------------------------------------------------------------------------------------
Verity, Inc.(1)                                                                                       2,200               52,938
                                                                                                                      ----------
                                                                                                                       1,446,170
--------------------------------------------------------------------------------------------------------------------------------
Communications Equipment--1.2%
Cosine Communications, Inc.(1)                                                                        1,000               13,875
--------------------------------------------------------------------------------------------------------------------------------
Digital Island, Inc.(1)                                                                               5,900               23,969
--------------------------------------------------------------------------------------------------------------------------------
Inet Technologies, Inc.(1)                                                                              800               32,400
--------------------------------------------------------------------------------------------------------------------------------
Plantronics, Inc.(1)                                                                                  1,200               56,400
--------------------------------------------------------------------------------------------------------------------------------
Polycom, Inc.(1)                                                                                      1,600               51,500
                                                                                                                      ----------
                                                                                                                         178,144
--------------------------------------------------------------------------------------------------------------------------------
Electronics--2.4%
Cirrus Logic, Inc.(1)                                                                                 6,800              127,500
--------------------------------------------------------------------------------------------------------------------------------
Intersil Holding Corp.(1)                                                                               700               16,056
--------------------------------------------------------------------------------------------------------------------------------
Lattice Semiconductor Corp.(1)                                                                        4,500               82,688
--------------------------------------------------------------------------------------------------------------------------------
Oak Technology, Inc.(1)                                                                               6,500               56,469
--------------------------------------------------------------------------------------------------------------------------------
Proxim, Inc.(1)                                                                                       1,400               60,200
                                                                                                                      ----------
                                                                                                                         342,913
--------------------------------------------------------------------------------------------------------------------------------
Transportation--0.2%
--------------------------------------------------------------------------------------------------------------------------------
Air Transportation--0.2%
Atlantic Coast Airlines Holdings, Inc.(1)                                                               700               28,613


                    Oppenheimer Small Cap Growth Fund/VA

--------------------------------------------------------------------------------
Statement of Investments  (Continued)
--------------------------------------------------------------------------------

                                                                                                                    Market Value
                                                                                                  Shares            See Note 1
--------------------------------------------------------------------------------------------------------------------------------
Utilities--2.4%
--------------------------------------------------------------------------------------------------------------------------------
Gas Utilities--2.4%
Equitable Resources, Inc.                                                                             1,400          $    93,450
--------------------------------------------------------------------------------------------------------------------------------
Northwest Natural Gas Co.                                                                             1,400               37,100
--------------------------------------------------------------------------------------------------------------------------------
Questar Corp.                                                                                         1,500               45,094
--------------------------------------------------------------------------------------------------------------------------------
Southern Union Co.                                                                                    1,500               39,750
--------------------------------------------------------------------------------------------------------------------------------
Western Gas Resources, Inc.                                                                           4,000              134,750
                                                                                                                     -----------
                                                                                                                         350,144
                                                                                                                     -----------
Total Common Stocks (Cost $10,218,230)                                                                                11,368,435

                                                                                                  Principal
                                                                                                  Amount
================================================================================================================================
Convertible Corporate Bonds and Notes--0.5%
--------------------------------------------------------------------------------------------------------------------------------
AKamai Technologies, Inc., 5.50% Cv. Unsec. Nts., 7/1/07                                          $   82,000              34,337
--------------------------------------------------------------------------------------------------------------------------------
Advanced Energy Industries, Inc., 5.25% Cv. Unsec. Sub. Nts., 11/15/06                                46,000              36,283
--------------------------------------------------------------------------------------------------------------------------------
Total Convertible Corporate Bonds and Notes (Cost $72,945)                                                                70,620

================================================================================================================================
Repurchase Agreements--22.8%
--------------------------------------------------------------------------------------------------------------------------------
Repurchase agreement with Deutsche Bank Securities Inc., 5.85%, dated 12/29/00, to be repurchased at $1,667,083 on 1/2/01,
collateralized by U.S. Treasury Bonds, 7.25%-7.50%, 5/15/16-11/15/16,
with a value of $1,701,390                                                                         1,666,000           1,666,000
--------------------------------------------------------------------------------------------------------------------------------
Repurchase agreement with PaineWebber, Inc., 6.09%, dated 12/29/00, to be repurchased at $1,666,127 on 1/2/01, collateralized by
Government National Mortgage Assn., 6.50%-8.50%, 2/15/27-12/20/30,
with a value of $1,957,613                                                                         1,665,000           1,665,000
                                                                                                                     -----------
Total Repurchase Agreements (Cost $3,331,000)                                                                          3,331,000
--------------------------------------------------------------------------------------------------------------------------------
Total Investments, at Value (Cost $13,622,175)                                                         101.2%         14,770,055
--------------------------------------------------------------------------------------------------------------------------------
Liabilities in Excess of Other Assets                                                                   (1.2)           (170,783)
                                                                                                  ----------         -----------
Net Assets                                                                                             100.0%        $14,599,272
                                                                                                  ==========         ===========

1. Non-income-producing security.

See accompanying Notes to Financial Statements.



                     Oppenheimer Small Cap Growth Fund/VA

--------------------------------------------------------------------------------
Statement of Assets and Liabilities  December 31, 2000
--------------------------------------------------------------------------------

================================================================================================================================
Assets
Investments, at value (including repurchase agreements of $3,331,000)
(cost $13,622,175)--see accompanying statement                                                                       $14,770,055
--------------------------------------------------------------------------------------------------------------------------------
Cash                                                                                                                      31,934
--------------------------------------------------------------------------------------------------------------------------------
Receivables and other assets:
Investments sold                                                                                                          48,957
Shares of beneficial interest sold                                                                                         6,713
Interest and dividends                                                                                                     2,415
Other                                                                                                                      1,329
                                                                                                                     -----------
Total assets                                                                                                          14,861,403
================================================================================================================================
Liabilities
Payables and other liabilities:
Investments purchased                                                                                                    218,442
Shares of beneficial interest redeemed                                                                                    21,597
Shareholder reports                                                                                                        8,504
Trustees' compensation                                                                                                     1,333
Transfer and shareholder servicing agent fees                                                                                 20
Other                                                                                                                     12,235
                                                                                                                     -----------
Total liabilities                                                                                                        262,131
================================================================================================================================
Net Assets                                                                                                           $14,599,272
                                                                                                                     ===========
================================================================================================================================
Composition of Net Assets
Par value of shares of beneficial interest                                                                              $  1,316
--------------------------------------------------------------------------------------------------------------------------------
Additional paid-in capital                                                                                            16,259,782
--------------------------------------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and foreign currency transactions                                        (2,809,706)
--------------------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments and translation of
assets and liabilities denominated in foreign currencies                                                               1,147,880
                                                                                                                     -----------
Net assets--applicable to 1,316,286 shares of beneficial interest outstanding                                        $14,599,272
                                                                                                                     ===========
================================================================================================================================
Net Asset Value, Redemption Price Per Share and Offering Price Per Share                                                  $11.09


See accompanying Notes to Financial Statements.


                   Oppenheimer Small Cap Growth Fund/VA

--------------------------------------------------------------------------------
Statement of Operations  For the Year Ended December 31, 2000
--------------------------------------------------------------------------------

================================================================================================================================
Investment Income
Interest                                                                                                             $   128,599
--------------------------------------------------------------------------------------------------------------------------------
Dividends                                                                                                                  4,772
                                                                                                                     -----------
Total income                                                                                                             133,371
================================================================================================================================
Expenses
Management fees                                                                                                           94,162
--------------------------------------------------------------------------------------------------------------------------------
Shareholder reports                                                                                                       38,193
--------------------------------------------------------------------------------------------------------------------------------
Proxy expense                                                                                                             19,359
--------------------------------------------------------------------------------------------------------------------------------
Legal, auditing and other professional fees                                                                               10,494
--------------------------------------------------------------------------------------------------------------------------------
Trustees' compensation                                                                                                     2,748
--------------------------------------------------------------------------------------------------------------------------------
Custodian fees and expenses                                                                                                2,105
--------------------------------------------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees                                                                                894
--------------------------------------------------------------------------------------------------------------------------------
Other                                                                                                                      4,087
                                                                                                                     -----------
Total expenses                                                                                                           172,042
Less expenses paid indirectly                                                                                             (2,105)
                                                                                                                     -----------
Net expenses                                                                                                             169,937
================================================================================================================================
Net Investment Loss                                                                                                      (36,566)
================================================================================================================================
Realized and Unrealized Gain (Loss)
Net realized loss on:
Investments                                                                                                           (2,790,942)
Foreign currency transactions                                                                                             (4,884)
                                                                                                                     -----------
Net realized loss                                                                                                     (2,795,826)
--------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) on:
Investments                                                                                                             (549,769)
Translation of assets and liabilities denominated in foreign currencies                                                    1,090
                                                                                                                     -----------
Net change                                                                                                              (548,679)
                                                                                                                     -----------
Net realized and unrealized loss                                                                                      (3,344,505)
================================================================================================================================
Net Decrease in Net Assets Resulting from Operations                                                                 $(3,381,071)
                                                                                                                     ===========

See accompanying Notes to Financial Statements.


                     Oppenheimer Small Cap Growth Fund/VA

--------------------------------------------------------------------------------
Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                                               Year Ended December 31,
                                                                                               2000                  1999
================================================================================================================================
Operations
Net investment loss                                                                             $   (36,566)          $  (10,159)
--------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss)                                                                         (2,795,826)             493,584
--------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)                                               (548,679)           1,591,588
                                                                                                 ----------           ----------
Net increase (decrease) in net assets resulting from operations                                  (3,381,071)           2,075,013
================================================================================================================================
Dividends and/or Distributions to Shareholders
Distributions from net realized gain                                                               (478,809)                  --
================================================================================================================================
Beneficial Interest Transactions
Net increase in net assets resulting from
beneficial interest transactions                                                                 11,532,556            3,857,279
================================================================================================================================
Net Assets
Total increase                                                                                    7,672,676            5,932,292
--------------------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                               6,926,596              994,304
                                                                                                -----------           ----------
End of period                                                                                   $14,599,272           $6,926,596
                                                                                                ===========           ==========

See accompanying Notes to Financial Statements.

                   Oppenheimer Small Cap Growth Fund/VA

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

                                                                                             Year Ended December 31,
                                                                                             2000           1999         1998(1)
================================================================================================================================
Per Share Operating Data
Net asset value, beginning of period                                                          $14.07        $ 9.60        $10.00
--------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                                                             (.03)         (.02)         (.02)
Net realized and unrealized gain (loss)                                                        (2.35)         4.49          (.38)
--------------------------------------------------------------------------------------------------------------------------------
Total income (loss) from investment operations                                                 (2.38)         4.47          (.40)

--------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Distributions from net realized gain                                                            (.60)           --            --
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                                $11.09        $14.07        $ 9.60
                                                                                              ======        ======        ======
================================================================================================================================
Total Return, at Net Asset Value(2)                                                           (18.34)%       46.56%        (4.00)%
================================================================================================================================
Ratios/Supplemental Data
Net assets, end of period (in thousands)                                                     $14,599        $6,927          $994
--------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                                                            $12,576        $2,738          $441
--------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:(3)
Net investment loss                                                                            (0.29)%       (0.37)%       (0.79)%
Expenses                                                                                        1.37%         1.83%         0.87%(4)
Expenses, net of indirect and voluntary assumption of expenses                                  1.35%         1.34%          N/A
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                                          162%          176%           61%


1. For the period from May 1, 1998 (inception of offering) to December 31, 1998.
2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
3. Annualized for periods of less than one full year.
4. Expense ratio has not been grossed up to reflect the effect of expenses paid indirectly.

See accompanying Notes to Financial Statements.



                     Oppenheimer Small Cap Growth Fund/VA

--------------------------------------------------------------------------------
Notes to Financial Statements
--------------------------------------------------------------------------------

================================================================================
1. Significant Accounting Policies
Oppenheimer Small Cap Growth Fund/VA (the Fund) is a separate series of Oppenheimer Variable Account Funds (the Trust), an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek capital appreciation. The Trust's investment advisor is OppenheimerFunds, Inc. (the Manager). The following is a summary of significant accounting policies consistently followed by the Fund.
--------------------------------------------------------------------------------
Securities Valuation. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Trustees, or at their fair value. Fair value is determined in good faith under consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).
--------------------------------------------------------------------------------
Foreign Currency Translation. The accounting records of the Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.
     The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.
--------------------------------------------------------------------------------
Repurchase Agreements. The Fund requires the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.
--------------------------------------------------------------------------------
Federal Taxes. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers to shareholders.

As of December 31, 2000, the Fund had available for federal income tax purposes an unused capital loss carryover as follows:

                    Expiring
                    ---------------------------------------------
                        2008                           $1,795,693


--------------------------------------------------------------------------------
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.


                   Oppenheimer Small Cap Growth Fund/VA

--------------------------------------------------------------------------------
Notes to Financial Statements  (Continued)
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Classification of Dividends and Distributions to Shareholders. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.
     The Fund adjusts the classification of distributions to shareholders to reflect the differences between financial statement amounts and distributions determined in accordance with income tax regulations. Accordingly, during the year ended December 31, 2000, amounts have been reclassified to reflect a decrease in paid-in capital of $63,371, a decrease in undistributed net investment loss of $36,566, and a decrease in accumulated net realized loss on investments of $26,805. Net assets of the Fund were unaffected by the reclassifications.
--------------------------------------------------------------------------------
Expense Offset Arrangements. Expenses paid indirectly represent a reduction of custodian fees for earnings on cash balances maintained by the Fund.
--------------------------------------------------------------------------------
Other. Investment transactions are accounted for as of trade date and dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Realized gains and losses on investments and unrealized appreciation and depreciation are determined on an identified cost basis, which is the same basis used for federal income tax purposes.
     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

================================================================================
2. Shares of Beneficial Interest
The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest. Transactions in shares of beneficial interest were as follows:

                                                        Year Ended December 31, 2000               Year Ended December 31, 1999
                                                        -------------------------------            -----------------------------
                                                        Shares             Amount                  Shares           Amount
--------------------------------------------------------------------------------------------------------------------------------
Sold                                                    1,168,713           $15,913,312             504,223          $ 5,008,676
Dividends and/or distributions reinvested                  28,757               478,809                  --                   --
Redeemed                                                 (373,385)           (4,859,565)           (115,553)          (1,151,397)
                                                        ---------           -----------            --------          -----------
Net increase                                              824,085           $11,532,556             388,670          $ 3,857,279
                                                        =========           ===========            ========          ===========


================================================================================
3. Purchases and Sales of Securities
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended December 31, 2000, were $25,936,646 and $16,988,252, respectively.

As of December 31, 2000, unrealized appreciation (depreciation) based on cost of securities for federal income tax purposes of $13,622,175 was:

              Gross unrealized appreciation             $ 2,270,232
              Gross unrealized depreciation              (1,122,352)
                                                        -----------
              Net unrealized appreciation               $ 1,147,880
                                                        ===========


                     Oppenheimer Small Cap Growth Fund/VA

--------------------------------------------------------------------------------
Notes to Financial Statements  (Continued)
--------------------------------------------------------------------------------


================================================================================
4. Fees and Other Transactions with Affiliates
Management Fees. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Trust which provides for a fee of 0.75% of the first $200 million of average annual net assets, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million and 0.60% of average annual net assets over $800 million. The Fund's management fee for the year ended December 31, 2000, was an annualized rate of 0.75%, before any waiver by the Manager if applicable.

--------------------------------------------------------------------------------
Transfer Agent Fees. OppenheimerFunds Services (OFS), a division of the Manager, is the transfer agent for the Fund and is responsible for maintaining the shareholder registry and shareholder accounting records for the Fund. OFS provides these services for cost. Effective January 1, 2001, the Fund ended the for cost agreement and began paying OFS on a fee per account basis to provide these services.


                     Oppenheimer Small Cap Growth Fund/VA

--------------------------------------------------------------------------------
Notes to Financial Statements  (Continued)
--------------------------------------------------------------------------------

================================================================================
3. Purchases and Sales of Securities
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended December 31, 2000, were $1,145,998,809 and $637,787,598, respectively.

As of December 31, 2000, unrealized appreciation (depreciation) based on cost of securities for federal income tax purposes of $1,895,339,268 was:

     Gross unrealized appreciation                 $ 404,735,473
     Gross unrealized depreciation                  (206,959,634)
                                                   -------------
     Net unrealized appreciation                   $ 197,775,839
                                                   =============

================================================================================
4. Fees and Other Transactions with Affiliates
Management Fees. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Trust which provides for a fee of 0.75% of the first $200 million of average annual net assets, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million and 0.60% of average annual net assets over $800 million. The Fund's management fee for the year ended December 31, 2000, was an annualized rate of 0.64%, before any waiver by the Manager if applicable.
--------------------------------------------------------------------------------
Transfer Agent Fees. OppenheimerFunds Services (OFS), a division of the Manager, is the transfer agent for the Fund and is responsible for maintaining the shareholder registry and shareholder accounting records for the Fund. OFS provides these services for cost. Effective January 1, 2001, the Fund ended the for cost agreement and began paying OFS on a fee per account basis to provide these services.

================================================================================
5. Foreign Currency Contracts
A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts for operational purposes and to seek to protect against adverse exchange rate fluctuations. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.
     The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates as provided by a reliable bank, dealer or pricing service. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities.
     The Fund may realize a gain or loss upon the closing or settlement of the foreign currency transactions. Realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.
     Securities denominated in foreign currency to cover net exposure on outstanding foreign currency contracts are noted in the Statement of Investments where applicable.

                     Oppenheimer Global Securities Fund/VA

--------------------------------------------------------------------------------
Independent Auditors' Report
--------------------------------------------------------------------------------

================================================================================
To the Board of Trustees and Shareholders of Oppenheimer Global Securities Fund/VA:

We have audited the accompanying statement of assets and liabilities of Oppenheimer Global Securities Fund/VA (which is a series of Oppenheimer Variable Account Funds), including the statement of investments, as of December 31, 2000, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
     We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2000, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer Global Securities Fund/VA as of December 31, 2000, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

Deloitte & Touche LLP

Denver, Colorado
January 23, 2001


--------------------------------------------------------------------------------
Statement of Investments  December 31, 2000
--------------------------------------------------------------------------------


                                                                                               Market Value
                                                                          Shares               See Note 1
===========================================================================================================
Common Stocks--93.2%
-----------------------------------------------------------------------------------------------------------
Basic Materials--1.0%
-----------------------------------------------------------------------------------------------------------
Chemicals--1.0%
International Flavors & Fragrances, Inc.                                      1,025,900         $20,838,594
-----------------------------------------------------------------------------------------------------------
Capital Goods--7.7%
-----------------------------------------------------------------------------------------------------------
Electrical Equipment--1.5%
Toshiba Corp.                                                                 4,726,000          31,617,023
-----------------------------------------------------------------------------------------------------------
Industrial Services--3.8%
Manpower, Inc.                                                                  628,100          23,867,800
-----------------------------------------------------------------------------------------------------------
Rentokil Initial plc                                                         10,499,500          36,230,394
-----------------------------------------------------------------------------------------------------------
WPP Group plc                                                                 1,631,100          21,246,604
                                                                                                -----------
                                                                                                 81,344,798
-----------------------------------------------------------------------------------------------------------
Manufacturing--2.4%
Sanmina Corp.(1)                                                                 95,700           7,333,012
-----------------------------------------------------------------------------------------------------------
Sidel SA                                                                        268,919          12,220,422
-----------------------------------------------------------------------------------------------------------
Societe BIC SA                                                                  598,537          23,540,772
-----------------------------------------------------------------------------------------------------------
Solectron Corp.(1)                                                              229,400           7,776,660
                                                                                                -----------
                                                                                                 50,870,866
-----------------------------------------------------------------------------------------------------------
Communication Services--3.0%
-----------------------------------------------------------------------------------------------------------
Telecommunications: Long Distance--0.5%
Elisa Communications, Oyj                                                       247,700           5,332,728
-----------------------------------------------------------------------------------------------------------
WorldCom, Inc.(1)                                                               410,600           5,774,062
                                                                                                -----------
                                                                                                 11,106,790
-----------------------------------------------------------------------------------------------------------
Telecommunications: Wireless--1.2%
NTT Docomo, Inc.                                                                    636          10,971,278
-----------------------------------------------------------------------------------------------------------
Telecom Italia Mobile SpA                                                       221,000           1,763,724
-----------------------------------------------------------------------------------------------------------
Telesp Celular Participacoes SA, ADR                                            487,200          13,154,400
                                                                                                -----------
                                                                                                 25,889,402
-----------------------------------------------------------------------------------------------------------
Telephone Utilities--1.3%
Tele Norte Leste Participacoes SA (Telemar), Preference                   1,322,603,809          28,486,851
-----------------------------------------------------------------------------------------------------------
Consumer Cyclicals--13.9%
-----------------------------------------------------------------------------------------------------------
Autos & Housing--4.0%
Essilor International SA                                                          2,700             880,923
-----------------------------------------------------------------------------------------------------------
Hanson plc                                                                    3,377,700          23,159,342
-----------------------------------------------------------------------------------------------------------
Porsche AG, Preference                                                           18,670          60,914,189
                                                                                                -----------
                                                                                                 84,954,454
-----------------------------------------------------------------------------------------------------------
Consumer Services--0.5%
Vivendi Universal SA                                                            154,896          10,194,773
-----------------------------------------------------------------------------------------------------------
Leisure & Entertainment--2.7%
Hasbro, Inc.                                                                    971,200          10,319,000
-----------------------------------------------------------------------------------------------------------
Hilton Group plc                                                              3,139,900           9,802,900
-----------------------------------------------------------------------------------------------------------
International Game Technology(1)                                                487,600          23,404,800
-----------------------------------------------------------------------------------------------------------
P&O Princess Cruises plc(1)                                                   1,614,900           6,826,916
-----------------------------------------------------------------------------------------------------------
Peninsular & Oriental Steam Navigation Co.                                    1,614,900           7,647,110
                                                                                                -----------
                                                                                                 58,000,726

                     Oppenheimer Global Securities Fund/VA

--------------------------------------------------------------------------------
Statement of Investments  (Continued)
--------------------------------------------------------------------------------


                                                                                              Market Value
                                                                             Shares           See Note 1
----------------------------------------------------------------------------------------------------------
Media--5.4%
ProSieben Sat.1 Media AG                                                       297,792        $  8,972,265
----------------------------------------------------------------------------------------------------------
Reed International plc                                                       5,530,900          57,834,410
----------------------------------------------------------------------------------------------------------
Singapore Press Holdings Ltd.                                                1,456,000          21,495,732
----------------------------------------------------------------------------------------------------------
Wolters Kluwer NV                                                              991,600          27,036,625
                                                                                              ------------
                                                                                               115,339,032
----------------------------------------------------------------------------------------------------------
Retail: Specialty--1.3%
Best Buy Co., Inc.(1)                                                          206,500           6,104,656
----------------------------------------------------------------------------------------------------------
Boots Co. plc                                                                  296,200           2,694,603
----------------------------------------------------------------------------------------------------------
Circuit City Stores-Circuit City Group                                       1,651,000          18,986,500
                                                                                              ------------
                                                                                                27,785,759
----------------------------------------------------------------------------------------------------------
Textile/Apparel & Home Furnishings--0.0%
Adidas-Salomon AG                                                                6,400             396,591
----------------------------------------------------------------------------------------------------------
Consumer Staples--9.7%
----------------------------------------------------------------------------------------------------------
Beverages--2.9%
Bass plc                                                                     3,414,600          37,184,318
----------------------------------------------------------------------------------------------------------
Cadbury Schweppes plc                                                        3,636,300          25,149,720
                                                                                              ------------
                                                                                                62,334,038
----------------------------------------------------------------------------------------------------------
Broadcasting--1.7%
Grupo Televisa SA, Sponsored GDR(1)                                            388,600          17,462,712
----------------------------------------------------------------------------------------------------------
Societe Television Francaise 1                                                 155,050           8,370,646
----------------------------------------------------------------------------------------------------------
Television Broadcasts Ltd.                                                   1,758,000           9,240,888
                                                                                              ------------
                                                                                                35,074,246
----------------------------------------------------------------------------------------------------------
Household Goods--5.1%
Hindustan Lever Ltd.                                                         1,979,400           8,749,983
----------------------------------------------------------------------------------------------------------
Reckitt Benckiser plc                                                        4,434,118          61,070,381
----------------------------------------------------------------------------------------------------------
Wella AG, Preference, Non-Vtg                                                  949,200          39,925,934
                                                                                              ------------
                                                                                               109,746,298
----------------------------------------------------------------------------------------------------------
Energy--3.0%
----------------------------------------------------------------------------------------------------------
Oil: International--3.0%
Anderson Exploration Ltd.(1)                                                   293,900           6,662,646
----------------------------------------------------------------------------------------------------------
BP Amoco plc, ADR                                                              455,688          21,816,063
----------------------------------------------------------------------------------------------------------
Husky Energy, Inc.(1)                                                        1,365,515          13,546,054
----------------------------------------------------------------------------------------------------------
Royal Dutch Petroleum Co., NY Shares                                           374,200          22,662,487
                                                                                              ------------
                                                                                                64,687,250
----------------------------------------------------------------------------------------------------------
Financial--16.6%
----------------------------------------------------------------------------------------------------------
Banks--5.2%
Australia & New Zealand Banking Group Ltd.                                   3,347,200          26,747,361
----------------------------------------------------------------------------------------------------------
Bank One Corp.                                                                 879,400          32,208,025
----------------------------------------------------------------------------------------------------------
DePfa Deutsche Pfandbriefbank AG (DePfa-Bank)                                  114,700           8,507,655
----------------------------------------------------------------------------------------------------------
First Union Corp.                                                              142,400           3,960,500
----------------------------------------------------------------------------------------------------------
Royal Bank of Scotland Group plc (The)                                       1,662,842          39,296,143
                                                                                              ------------
                                                                                               110,719,684


                     Oppenheimer Global Securities Fund/VA

--------------------------------------------------------------------------------
Statement of Investments  (Continued)
--------------------------------------------------------------------------------


                                                                                             Market Value
                                                                             Shares          See Note 1
----------------------------------------------------------------------------------------------------------
Diversified Financial--8.1%
American Express Co.                                                           297,000       $  16,316,437
----------------------------------------------------------------------------------------------------------
Citigroup, Inc.                                                                394,266          20,132,208
----------------------------------------------------------------------------------------------------------
Credit Saison Co. Ltd.                                                         663,000          14,194,702
----------------------------------------------------------------------------------------------------------
Fannie Mae                                                                     517,700          44,910,475
----------------------------------------------------------------------------------------------------------
ICICI Ltd., Sponsored ADR                                                    1,324,600          13,908,300
----------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc.                                                 316,600          21,410,075
----------------------------------------------------------------------------------------------------------
Manulife Financial Corp.                                                       280,200           8,758,582
----------------------------------------------------------------------------------------------------------
MBNA Corp.                                                                     914,700          33,786,731
                                                                                              ------------
                                                                                               173,417,510
----------------------------------------------------------------------------------------------------------
Insurance--3.3%
American International Group, Inc.                                             298,855          29,455,896
----------------------------------------------------------------------------------------------------------
AXA SA                                                                          87,300          12,622,759
----------------------------------------------------------------------------------------------------------
Zurich Financial Services AG(1)                                                 49,347          29,043,533
                                                                                              ------------
                                                                                                71,122,188
----------------------------------------------------------------------------------------------------------
Healthcare--19.3%
----------------------------------------------------------------------------------------------------------
Healthcare/Drugs--14.2%
ALZA Corp., Cl. A(1)                                                           585,200          24,871,000
----------------------------------------------------------------------------------------------------------
American Home Products Corp.                                                   434,800          27,631,540
----------------------------------------------------------------------------------------------------------
Amgen, Inc.(1)                                                                 299,400          19,142,887
----------------------------------------------------------------------------------------------------------
Eisai Co. Ltd.                                                                 704,000          24,658,494
----------------------------------------------------------------------------------------------------------
Elan Corp. plc, ADR(1)                                                         455,100          21,304,369
----------------------------------------------------------------------------------------------------------
Genset, Sponsored ADR(1)                                                       366,600           4,628,325
----------------------------------------------------------------------------------------------------------
Gilead Sciences, Inc.(1)                                                       362,770          30,087,237
----------------------------------------------------------------------------------------------------------
Human Genome Sciences, Inc.(1)                                                 236,000          16,357,750
----------------------------------------------------------------------------------------------------------
Merck & Co., Inc.                                                              250,200          23,424,975
----------------------------------------------------------------------------------------------------------
Millennium Pharmaceuticals, Inc.(1)                                            173,800          10,753,875
----------------------------------------------------------------------------------------------------------
Novartis AG                                                                     12,500          22,099,661
----------------------------------------------------------------------------------------------------------
Oxford GlycoSciences plc(1)                                                    412,112           9,295,755
----------------------------------------------------------------------------------------------------------
Pfizer, Inc.                                                                   317,200          14,591,200
----------------------------------------------------------------------------------------------------------
Sanofi-Synthelabo SA                                                           728,300          48,549,862
----------------------------------------------------------------------------------------------------------
Serono SA, Cl. B                                                                 7,200           6,931,194
                                                                                              ------------
                                                                                               304,328,124
----------------------------------------------------------------------------------------------------------
Healthcare/Supplies & Services--5.1%
Affymetrix, Inc.(1)                                                            151,000          11,240,062
----------------------------------------------------------------------------------------------------------
Bard (C.R.), Inc.                                                              509,450          23,721,266
----------------------------------------------------------------------------------------------------------
Fresenius AG, Preference                                                       199,499          53,195,930
----------------------------------------------------------------------------------------------------------
Quintiles Transnational Corp.(1)                                               996,100          20,855,844
                                                                                              ------------
                                                                                               109,013,102


               Oppenheimer Global Securities Fund/VA

--------------------------------------------------------------------------------
Statement of Investments  (Continued)
--------------------------------------------------------------------------------


                                                                                            Market Value
                                                                             Shares         See Note 1
----------------------------------------------------------------------------------------------------------
Technology--17.1%
----------------------------------------------------------------------------------------------------------
Computer Hardware--1.5%
Cabletron Systems, Inc.(1)                                                     662,300      $    9,975,894
----------------------------------------------------------------------------------------------------------
International Business Machines Corp.                                          197,100          16,753,500
----------------------------------------------------------------------------------------------------------
Sun Microsystems, Inc.(1)                                                      201,200           5,608,450
                                                                                            --------------
                                                                                                32,337,844
----------------------------------------------------------------------------------------------------------
Computer Services--1.0%
Cap Gemini SA                                                                  130,600          21,066,174
----------------------------------------------------------------------------------------------------------
Computer Software--7.1%
America Online, Inc.(1)                                                        216,400           7,530,720
----------------------------------------------------------------------------------------------------------
Cadence Design Systems, Inc.(1)                                              3,818,900         105,019,750
----------------------------------------------------------------------------------------------------------
Intuit, Inc.(1)                                                                164,300           6,479,581
----------------------------------------------------------------------------------------------------------
Oracle Corp.(1)                                                                367,600          10,683,375
----------------------------------------------------------------------------------------------------------
Sybase, Inc.(1)                                                              1,121,200          22,213,775
                                                                                            --------------
                                                                                               151,927,201
----------------------------------------------------------------------------------------------------------
Communications Equipment--4.5%
Alcatel SA                                                                     668,100          37,950,385
----------------------------------------------------------------------------------------------------------
L.M. Ericsson Telephone Co., ADR, Cl. B(1)                                   1,065,304          11,918,089
----------------------------------------------------------------------------------------------------------
Nokia Corp., Sponsored ADR, A Shares                                           276,300          12,019,050
----------------------------------------------------------------------------------------------------------
QUALCOMM, Inc.(1)                                                              320,200          26,316,438
----------------------------------------------------------------------------------------------------------
Scientific-Atlanta, Inc.                                                       231,400           7,534,963
                                                                                            --------------
                                                                                                95,738,925
----------------------------------------------------------------------------------------------------------
Electronics--3.0%
Hirose Electric Co.                                                            126,420          12,177,058
----------------------------------------------------------------------------------------------------------
Koninklijke (Royal) Philips Electronics NV                                     264,236           9,680,518
----------------------------------------------------------------------------------------------------------
Kyocera Corp.                                                                  125,000          13,649,299
----------------------------------------------------------------------------------------------------------
National Semiconductor Corp.(1)                                              1,199,300          24,135,913
----------------------------------------------------------------------------------------------------------
STMicroelectronics NV, NY Registered Shares                                     97,800           4,187,063
                                                                                            --------------
                                                                                                63,829,851
----------------------------------------------------------------------------------------------------------
Transportation--1.9%
----------------------------------------------------------------------------------------------------------
Air Transportation--1.9%
Bombardier, Inc., Cl. B                                                      2,031,000          31,303,362
----------------------------------------------------------------------------------------------------------
Empresa Brasileira de Aeronautica SA (Embraer), ADR                            224,100           8,907,975
                                                                                            --------------
                                                                                                40,211,337
                                                                                            --------------
Total Common Stocks (Cost $1,678,995,659)                                                    1,992,379,431


               Oppenheimer Global Securities Fund/VA

--------------------------------------------------------------------------------
Statement of Investments (Continued)
--------------------------------------------------------------------------------


                                                                        Principal          Market Value
                                                                        Amount              See Note 1
----------------------------------------------------------------------------------------------------------
Repurchase Agreements--7.7%
----------------------------------------------------------------------------------------------------------
Repurchase agreement with PaineWebber, Inc., 6.09%, dated 12/29/00, to be repurchased at $164,453,205 on 1/2/01, collateralized by
Government National Mortgage Assn., 6.50%-8.50%, 2/15/27-12/20/30,
with a value of $193,224,061 (Cost $164,342,000)                        $  164,342,000      $  164,342,000

----------------------------------------------------------------------------------------------------------
Total Investments, at Value (Cost $1,843,337,659)                                100.9%      2,156,721,431
----------------------------------------------------------------------------------------------------------
Liabilities in Excess of Other Assets                                             (0.9)        (19,318,539)
                                                                        --------------      --------------
Net Assets                                                                       100.0%     $2,137,402,892
                                                                        ==============      ==============

1. Non-income-producing security.

Distribution of investments representing geographic diversification, as a percentage of total investments at value, is as follows:

Geographic Diversification                                              Market Value               Percent
----------------------------------------------------------------------------------------------------------
United States                                                           $  955,857,423                44.2%
----------------------------------------------------------------------------------------------------------
Great Britain                                                              359,254,660                16.7
----------------------------------------------------------------------------------------------------------
France                                                                     184,212,104                 8.5
----------------------------------------------------------------------------------------------------------
Germany                                                                    171,912,564                 8.0
----------------------------------------------------------------------------------------------------------
Japan                                                                      107,267,855                 5.0
----------------------------------------------------------------------------------------------------------
Canada                                                                      60,270,645                 2.8
----------------------------------------------------------------------------------------------------------
The Netherlands                                                             59,379,630                 2.8
----------------------------------------------------------------------------------------------------------
Switzerland                                                                 58,074,387                 2.7
----------------------------------------------------------------------------------------------------------
Brazil                                                                      50,549,226                 2.3
----------------------------------------------------------------------------------------------------------
Australia                                                                   26,747,361                 1.2
----------------------------------------------------------------------------------------------------------
India                                                                       22,658,283                 1.1
----------------------------------------------------------------------------------------------------------
Singapore                                                                   21,495,732                 1.0
----------------------------------------------------------------------------------------------------------
Ireland                                                                     21,304,369                 1.0
----------------------------------------------------------------------------------------------------------
Mexico                                                                      17,462,713                 0.8
----------------------------------------------------------------------------------------------------------
Finland                                                                     17,351,778                 0.8
----------------------------------------------------------------------------------------------------------
Sweden                                                                      11,918,089                 0.6
----------------------------------------------------------------------------------------------------------
Hong Kong                                                                    9,240,888                 0.4
----------------------------------------------------------------------------------------------------------
Italy                                                                        1,763,724                 0.1
                                                                        --------------              ------
Total                                                                   $2,156,721,431               100.0%
                                                                        ==============              ======

See accompanying Notes to Financial Statements.

                     Oppenheimer Global Securities Fund/VA

--------------------------------------------------------------------------------
Statement of Assets and Liabilities  December 31, 2000
--------------------------------------------------------------------------------


============================================================================================================
Assets
Investments, at value (cost $1,843,337,659)--see accompanying statement                       $2,156,721,431
------------------------------------------------------------------------------------------------------------
Unrealized appreciation on foreign currency contracts                                                  7,042
------------------------------------------------------------------------------------------------------------
Receivables and other assets:
Interest and dividends                                                                             2,644,490
Investments sold                                                                                   1,848,613
Shares of beneficial interest sold                                                                   564,320
Other                                                                                                 11,374
                                                                                              --------------
Total assets                                                                                   2,161,797,270
============================================================================================================
Liabilities
Bank overdraft                                                                                     2,037,797
------------------------------------------------------------------------------------------------------------
Unrealized depreciation on foreign currency contracts                                                  2,800
------------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Shares of beneficial interest redeemed                                                            17,669,170
Investments purchased                                                                              4,372,535
Trustees' compensation                                                                                14,181
Distribution and service plan fees                                                                       210
Transfer and shareholder servicing agent fees                                                             11
Other                                                                                                297,674
                                                                                              --------------
Total liabilities                                                                                 24,394,378
============================================================================================================
Net Assets                                                                                    $2,137,402,892
                                                                                              ==============
============================================================================================================
Composition of Net Assets
Par value of shares of beneficial interest                                                    $       70,480
------------------------------------------------------------------------------------------------------------
Additional paid-in capital                                                                     1,570,538,559
------------------------------------------------------------------------------------------------------------
Undistributed net investment income                                                               10,634,620
------------------------------------------------------------------------------------------------------------
Accumulated net realized gain on investments and foreign currency transactions                   242,779,883
------------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments and translation of
assets and liabilities denominated in foreign currencies                                         313,379,350
------------------------------------------------------------------------------------------------------------
Net assets                                                                                    $2,137,402,892
                                                                                              ==============
============================================================================================================
Net Asset Value Per Share
Net asset value, redemption price per share and offering price per share (based on
net assets of $2,136,420,259 and 70,447,626 shares of beneficial interest outstanding)                $30.33
------------------------------------------------------------------------------------------------------------
Service shares
Net asset value, redemption price per share and offering price per share (based on
net assets of $982,633 and 32,426 shares of beneficial interest outstanding)                          $30.30


See accompanying Notes to Financial Statements.


                     Oppenheimer Global Securities Fund/VA

--------------------------------------------------------------------------------
Statement of Operations  For the Year Ended December 31, 2000
--------------------------------------------------------------------------------


============================================================================================================
Investment Income
Dividends (net of foreign withholding taxes of $1,471,815)                                     $  22,775,332
------------------------------------------------------------------------------------------------------------
Interest                                                                                           9,174,828
                                                                                               -------------
Total income                                                                                      31,950,160
============================================================================================================
Expenses
Management fees                                                                                   13,531,073
------------------------------------------------------------------------------------------------------------
Distribution and service plan fees:
Service shares                                                                                           225
------------------------------------------------------------------------------------------------------------
Custodian fees and expenses                                                                          428,700
------------------------------------------------------------------------------------------------------------
Trustees' compensation                                                                                25,978
------------------------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees                                                          1,927
------------------------------------------------------------------------------------------------------------
Other                                                                                                380,863
                                                                                               -------------
Total expenses                                                                                    14,368,766
Less expenses paid indirectly                                                                        (24,453)
                                                                                               -------------
Net expenses                                                                                      14,344,313
============================================================================================================
Net Investment Income                                                                             17,605,847
============================================================================================================
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments                                                                                      322,382,682
Foreign currency transactions                                                                    (28,832,618)
                                                                                               -------------
Net realized gain                                                                                293,550,064
------------------------------------------------------------------------------------------------------------
Net change in unrealized depreciation on:
Investments                                                                                     (202,213,210)
Translation of assets and liabilities denominated in foreign currencies                          (27,852,524)
                                                                                               -------------
Net change                                                                                      (230,065,734)
                                                                                               -------------
Net realized and unrealized gain                                                                  63,484,330
============================================================================================================
Net Increase in Net Assets Resulting from Operations                                           $  81,090,177
                                                                                               =============

See accompanying Notes to Financial Statements.


                    Oppenheimer Global Securities Fund/VA

--------------------------------------------------------------------------------
Statement of Changes in Net Assets
--------------------------------------------------------------------------------


                                                                               Year Ended December 31,
                                                                               2000               1999
================================================================================================================
Operations
Net investment income                                                          $   17,605,847     $    7,159,677
----------------------------------------------------------------------------------------------------------------
Net realized gain (loss)                                                          293,550,064        290,878,081
----------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)                             (230,065,734)       340,374,071
                                                                               --------------     --------------
Net increase in net assets resulting from operations                               81,090,177        638,411,829
================================================================================================================
Dividends and/or Distributions to Shareholders
Dividends from net investment income                                               (5,277,960)        (7,159,677)
----------------------------------------------------------------------------------------------------------------
Dividends in excess of net investment income                                               --         (6,137,505)
----------------------------------------------------------------------------------------------------------------
Distributions from net realized gain                                             (295,007,742)       (37,262,160)
================================================================================================================
Beneficial Interest Transactions
Net increase in net assets resulting from beneficial interest transactions:
Non-Service shares                                                                593,246,617         39,484,831
Service shares                                                                        985,348                 --
================================================================================================================
Net Assets
Total increase                                                                    375,036,440        627,337,318
----------------------------------------------------------------------------------------------------------------
Beginning of period                                                             1,762,366,452      1,135,029,134
                                                                               --------------     --------------
End of period [including undistributed (overdistributed) net investment
income of $10,634,620 and $(567,744), respectively]                            $2,137,402,892     $1,762,366,452
                                                                               ==============     ==============

See accompanying Notes to Financial Statements.

                     Oppenheimer Global Securities Fund/VA

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------


                                                  Year Ended December 31,
Non-Service shares                                2000           1999           1998              1997            1996
==========================================================================================================================
Per Share Operating Data
Net asset value, beginning of period                  $33.41         $22.07         $21.37          $17.67          $15.00
--------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income                                    .27            .14            .24             .25             .15
Net realized and unrealized gain                        1.82          12.21           2.64            3.68            2.52
--------------------------------------------------------------------------------------------------------------------------
Total income from investment operations                 2.09          12.35           2.88            3.93            2.67
--------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                    (.09)          (.14)          (.46)           (.23)             --
Dividends in excess of net investment income              --           (.13)            --              --              --
Distributions from net realized gain                   (5.08)          (.74)         (1.72)             --              --
--------------------------------------------------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                        (5.17)         (1.01)         (2.18)           (.23)             --
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                        $30.33         $33.41         $22.07          $21.37          $17.67
                                                      ======         ======         ======          ======          ======
==========================================================================================================================
Total Return, at Net Asset Value(1)                     5.09%         58.48%         14.11%          22.42%          17.80%
==========================================================================================================================
Ratios/Supplemental Data
Net assets, end of period (in thousands)          $2,136,420     $1,762,366     $1,135,029        $959,110        $582,080
--------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $2,116,100     $1,251,190     $1,055,123        $802,389        $466,750
--------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:(2)
Net investment income                                   0.83%          0.57%          1.22%           1.51%           1.09%
Expenses                                                0.68%          0.69%          0.74%(3)        0.76%(3)        0.81%(3)
--------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                   50%            64%            81%             67%             90%

1. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period.
Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
2. Annualized for periods of less than one full year.
3. Expense ratio has not been grossed up to reflect the effect of expenses paid indirectly.

See accompanying Notes to Financial Statements.

               Oppenheimer Global Securities Fund/VA

--------------------------------------------------------------------------------
Financial Highlights  (Continued)
--------------------------------------------------------------------------------


                                                                                   Period Ended
                                                                                    December 31,
Service shares                                                                           2000(1)
=================================================================================================
Per Share Operating Data
Net asset value, beginning of period                                                      $32.65
------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                                                        .03
Net realized and unrealized loss                                                           (2.38)
------------------------------------------------------------------------------------------------
Total loss from investment operations                                                      (2.35)
------------------------------------------------------------------------------------------------
Net asset value, end of period                                                            $30.30
                                                                                          ======
================================================================================================
Total Return, at Net Asset Value(2)                                                        (7.20)%
================================================================================================
Ratios/Supplemental Data
Net assets, end of period (in thousands)                                                    $983
------------------------------------------------------------------------------------------------
Average net assets (in thousands)                                                           $325
------------------------------------------------------------------------------------------------
Ratios to average net assets:(3)
Net investment income                                                                       0.60%
Expenses                                                                                    0.83%
------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                                       50%


1. For the period from July 13, 2000 (inception of offering) to December 31,
2000.
2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
3. Annualized for periods of less than one full year.

See accompanying Notes to Financial Statements.

                     Oppenheimer Global Securities Fund/VA

--------------------------------------------------------------------------------
Notes to Financial Statements
--------------------------------------------------------------------------------

================================================================================
1. Significant Accounting Policies
Oppenheimer Global Securities Fund/VA (the Fund) is a separate series of Oppenheimer Variable Account Funds (the Trust), an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek long-term capital appreciation by investing a substantial portion of assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations that are considered to have appreciation possibilities. The Trust's investment advisor is OppenheimerFunds, Inc. (the Manager). The following is a summary of significant accounting policies consistently followed by the Fund.
     The Fund offers two classes of shares. Both classes are sold at their offering price, which is the net asset value per share, to separate investment accounts of participating insurance companies as an underlying investment for variable life insurance policies, variable annuity contracts or other investment products. The class of shares designated as Service shares is subject to a distribution and service plan.
--------------------------------------------------------------------------------
Securities Valuation. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Trustees, or at their fair value. Fair value is determined in good faith under consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).
     Foreign Currency Translation. The accounting records of the Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.
     The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.
--------------------------------------------------------------------------------
Repurchase Agreements. The Fund requires the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.
--------------------------------------------------------------------------------
Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative porportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
--------------------------------------------------------------------------------
Federal Taxes. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers to shareholders.
--------------------------------------------------------------------------------
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

                    Oppenheimer Global Securities Fund/VA

--------------------------------------------------------------------------------
Notes to Financial Statements  (Continued)
--------------------------------------------------------------------------------

================================================================================
1. Significant Accounting Policies  (continued)
Classification of Dividends and Distributions to Shareholders. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes primarily because of the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.
     The Fund adjusts the classification of distributions to shareholders to reflect the differences between financial statement amounts and distributions determined in accordance with income tax regulations. Accordingly, during the year ended December 31, 2000, amounts have been reclassified to reflect an increase in paid-in capital of $51,641,429, a decrease in undistributed net investment income of $1,125,523, and a decrease in accumulated net realized gain on investments of $50,515,906. This reclassification includes $51,641,429 distributed in connection with Fund share redemptions which increased paid-in capital and reduced accumulated net realized gain. Net assets of the Fund were unaffected by the reclassifications.
--------------------------------------------------------------------------------
Expense Offset Arrangements. Expenses paid indirectly represent a reduction of custodian fees for earnings on cash balances maintained by the Fund.
--------------------------------------------------------------------------------
Other. Investment transactions are accounted for as of trade date and dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Realized gains and losses on investments and unrealized appreciation and depreciation are determined on an identified cost basis, which is the same basis used for federal income tax purposes.
     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

================================================================================
2. Shares of Beneficial Interest
The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest. Transactions in shares of beneficial interest were as follows:

                                                Year Ended December 31, 2000(1)   Year Ended December 31, 1999
                                                -------------------------------   ----------------------------
                                                Shares         Amount             Shares         Amount
-------------------------------------------------------------------------------------------------------------
Sold                                             31,916,672    $1,031,681,412      14,212,563    $ 365,308,523
Dividends and/or distributions reinvested         9,160,638       300,285,702       2,349,412       50,559,342
Redeemed                                        (23,375,044)     (738,720,497)    (15,245,808)    (376,383,034)
                                                -----------    --------------     -----------    -------------
Net increase                                     17,702,266    $  593,246,617       1,316,167    $  39,484,831
                                                ===========    ==============     ===========    =============
Service shares
Sold                                                 32,826    $      997,223              --              $--
Dividends and/or distributions reinvested                --                --              --               --
Redeemed                                               (400)          (11,875)             --               --
                                                -----------    --------------     -----------    -------------
Net increase                                         32,426    $      985,348              --              $--
                                                ===========    ==============     ===========    =============

1. Service shares are for the period from July 13, 2000 (inception of offering) to December 31, 2000.

                     Oppenheimer Global Securities Fund/VA

--------------------------------------------------------------------------------
Notes to Financial Statements  (Continued)
--------------------------------------------------------------------------------

================================================================================
3. Purchases and Sales of Securities
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended December 31, 2000, were $1,336,068,716 and $969,924,894, respectively.

As of December 31, 2000, unrealized appreciation (depreciation) based on cost of securities for federal income tax purposes of $1,846,499,609 was:

        Gross unrealized appreciation                    $ 437,507,549
        Gross unrealized depreciation                     (127,285,727)
                                                         -------------
        Net unrealized appreciation                      $ 310,221,822
                                                         =============

================================================================================
4. Fees and Other Transactions with Affiliates
Management Fees. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Trust. The annual fees are 0.75% of the first $200 million of average annual net assets, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million and 0.60% of average annual net assets over $800 million. The Fund's management fee for the year ended December 31, 2000, was an annualized rate of 0.64%, before any waiver by the Manager if applicable.
--------------------------------------------------------------------------------
Transfer Agent Fees. OppenheimerFunds Services (OFS), a division of the Manager, is the transfer agent for the Fund and is responsible for maintaining the shareholder registry and shareholder accounting records for the Fund. OFS provides these services for cost. Effective January 1, 2001, the Fund ended the for cost agreement and began paying OFS on a fee per account basis to provide these services.
--------------------------------------------------------------------------------
Distribution and Service Plan for Service Shares. The Fund has adopted a distribution and service plan for Service shares to pay OppenheimerFunds Distributor, Inc., the Distributor, for distribution-related services for the Fund's Service shares. Although the plan allows for payment to be made quarterly at an annual rate of up to 0.25% of the average annual net assets of Service shares of the Fund, that rate is currently reduced to 0.15%. The Board of Trustees may increase that rate to no more than 0.25% per annum, without notification in advance. The distributor currently uses all of those fees to compensate sponsor(s) of the insurance product that offers Fund shares, for providing personal service and maintenance of accounts of their variable contract owners that hold Service shares. The impact of the service plan is to increase operating expenses of the Service shares, which results in lower performance compared to the Fund's shares that are not subject to a service fee.

                    Oppenheimer Global Securities Fund/VA

--------------------------------------------------------------------------------
Notes to Financial Statements  (Continued)
--------------------------------------------------------------------------------

================================================================================
5. Foreign Currency Contracts
A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts for operational purposes and to seek to protect against adverse exchange rate fluctuations. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.
     The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates as provided by a reliable bank, dealer or pricing service. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities.
     The Fund may realize a gain or loss upon the closing or settlement of the foreign currency transactions. Realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.
     Securities denominated in foreign currency to cover net exposure on outstanding foreign currency contracts are noted in the Statement of Investments where applicable.

As of December 31, 2000, the Fund had outstanding foreign currency contracts as follows:

                                         Expiration      Contract          Valuation as of       Unrealized      Unrealized
Contract Description                     Date            Amount (000s)     December 31, 2000     Appreciation    Depreciation
-----------------------------------------------------------------------------------------------------------------------------
Contracts to Purchase
---------------------
British Pound Sterling (GBP)             1/2/01             284 GBP        $  424,254            $4,629                $   --
Canadian Dollar (CAD)                    1/2/01           1,115 CAD           742,060             2,413                    --
Canadian Dollar (CAD)             1/2/01-1/3/01           1,513 CAD         1,007,331                --                 1,792
Indian Rupee (INR)                       1/2/01          73,162 INR         1,567,299                --                 1,008
                                                                                                 ------                ------
Total Unrealized Appreciation and Depreciation                                                   $7,042                $2,800
                                                                                                 ======                ======

                  Oppenheimer Multiple Strategies Fund/VA

--------------------------------------------------------------------------------
Independent Auditors' Report
--------------------------------------------------------------------------------

================================================================================
To the Board of Trustees and Shareholders of Oppenheimer Multiple Strategies Fund/VA:

We have audited the accompanying statement of assets and liabilities of Oppenheimer Multiple Strategies Fund/VA (which is a series of Oppenheimer Variable Account Funds), including the statement of investments, as of December 31, 2000, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
     We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2000, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer Multiple Strategies Fund/VA as of December 31, 2000, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
/s/ Deloitte & Touche LLP

Deloitte & Touche LLP


Denver, Colorado
January 23, 2001

--------------------------------------------------------------------------------
Statement of Investments  December 31, 2000
--------------------------------------------------------------------------------

                                                                                                                     Market Value
                                                                                                    Shares           See Note 1
================================================================================================================================
Common Stocks--51.4%
--------------------------------------------------------------------------------------------------------------------------------
Basic Materials--3.9%
--------------------------------------------------------------------------------------------------------------------------------
Chemicals--2.8%
Bayer AG, Sponsored ADR                                                                              15,000          $   790,036
--------------------------------------------------------------------------------------------------------------------------------
Dow Chemical Co.                                                                                     62,000            2,270,750
--------------------------------------------------------------------------------------------------------------------------------
Engelhard Corp.                                                                                     133,000            2,709,875
--------------------------------------------------------------------------------------------------------------------------------
Ferro Corp.                                                                                          10,000              230,000
--------------------------------------------------------------------------------------------------------------------------------
Goodrich (B.F.) Co.                                                                                  64,000            2,328,000
--------------------------------------------------------------------------------------------------------------------------------
Hercules, Inc.(1)                                                                                    70,000            1,334,375
--------------------------------------------------------------------------------------------------------------------------------
IMC Global, Inc.                                                                                    104,834            1,631,479
--------------------------------------------------------------------------------------------------------------------------------
Lyondell Chemical Co.                                                                                90,000            1,378,125
--------------------------------------------------------------------------------------------------------------------------------
Praxair, Inc.                                                                                        33,000            1,464,375
--------------------------------------------------------------------------------------------------------------------------------
Rohm & Haas Co.                                                                                      62,000            2,251,375
--------------------------------------------------------------------------------------------------------------------------------
Syngenta AG(2)                                                                                          170                9,127
--------------------------------------------------------------------------------------------------------------------------------
Syngenta AG(2)                                                                                        1,018               54,593
-                                                                                                                    -----------
                                                                                                                      16,452,110
--------------------------------------------------------------------------------------------------------------------------------
Metals--0.2%
Alcoa, Inc.                                                                                          37,500            1,256,250
--------------------------------------------------------------------------------------------------------------------------------
Paper--0.9%
Georgia Pacific Corp.                                                                                60,000            1,867,500
--------------------------------------------------------------------------------------------------------------------------------
Sonoco Products Co.                                                                                  95,000            2,054,375
--------------------------------------------------------------------------------------------------------------------------------
UPM-Kymmene Oyj                                                                                      34,000            1,166,771
                                                                                                                     -----------
                                                                                                                       5,088,646
--------------------------------------------------------------------------------------------------------------------------------
Capital Goods--2.3%
--------------------------------------------------------------------------------------------------------------------------------
Industrial Services--0.5%
Pittston Brink's Group                                                                              119,000            2,365,125
--------------------------------------------------------------------------------------------------------------------------------
Service Corp. International(2)                                                                      235,000              411,250
                                                                                                                     -----------
                                                                                                                       2,776,375
--------------------------------------------------------------------------------------------------------------------------------
Manufacturing--1.8%
Coherent, Inc.(1)(2)                                                                                 50,000            1,625,000
--------------------------------------------------------------------------------------------------------------------------------
Gaylord Container Corp., Cl. A(2)                                                                     9,232                9,232
--------------------------------------------------------------------------------------------------------------------------------
Millipore Corp.                                                                                      25,000            1,575,000
--------------------------------------------------------------------------------------------------------------------------------
Morgan Crucible Co. plc                                                                             292,800            1,285,911
--------------------------------------------------------------------------------------------------------------------------------
Pall Corp.                                                                                          120,000            2,557,500
--------------------------------------------------------------------------------------------------------------------------------
Trinity Industries, Inc.                                                                             46,000            1,150,000
--------------------------------------------------------------------------------------------------------------------------------
Tyco International Ltd.(1)                                                                           41,159            2,284,324
                                                                                                                     -----------
                                                                                                                      10,486,967

                  Oppenheimer Multiple Strategies Fund/VA

--------------------------------------------------------------------------------
Statement of Investments  (Continued)
--------------------------------------------------------------------------------

                                                                                                                     Market Value
                                                                                                 Shares              See Note 1
--------------------------------------------------------------------------------------------------------------------------------
Communication Services--3.6%
--------------------------------------------------------------------------------------------------------------------------------
Telecommunications: Long Distance--1.6%
Allegiance Telecom, Inc.(2)                                                                          97,000          $ 2,159,766
--------------------------------------------------------------------------------------------------------------------------------
Brocade Communications Systems, Inc.(1)(2)                                                            5,100              468,244
--------------------------------------------------------------------------------------------------------------------------------
ECI Telecommunications Ltd.                                                                         152,800            2,136,812
--------------------------------------------------------------------------------------------------------------------------------
Intermedia Communications, Inc.(2)                                                                      393                2,825
--------------------------------------------------------------------------------------------------------------------------------
Intermedia Communications, Inc.(2)(3)                                                                   201                1,372
--------------------------------------------------------------------------------------------------------------------------------
NTL, Inc.(2)                                                                                         83,000            1,986,812
--------------------------------------------------------------------------------------------------------------------------------
Verizon Communications                                                                               32,000            1,604,000
--------------------------------------------------------------------------------------------------------------------------------
WorldCom, Inc.(2)                                                                                    96,000            1,350,000
                                                                                                                     -----------
                                                                                                                       9,709,831
--------------------------------------------------------------------------------------------------------------------------------
Telephone Utilities--0.8%
SBC Communications, Inc.(1)                                                                          88,000            4,202,000
--------------------------------------------------------------------------------------------------------------------------------
Tele Norte Leste Participacoes SA (Telemar)                                                      26,283,402              431,317
--------------------------------------------------------------------------------------------------------------------------------
Tele Norte Leste Participacoes SA (Telemar), Preference                                           3,077,585               66,286
--------------------------------------------------------------------------------------------------------------------------------
Telefonica SA, BDR(2)                                                                                15,026              244,654
                                                                                                                     -----------
                                                                                                                       4,944,257
--------------------------------------------------------------------------------------------------------------------------------
Telecommunications: Wireless--1.2%
AT&T Wireless Group                                                                                 150,000            2,596,875
--------------------------------------------------------------------------------------------------------------------------------
Dobson Communications Corp., Cl. A(2)                                                               100,000            1,462,500
--------------------------------------------------------------------------------------------------------------------------------
Millicom International Cellular SA(2)                                                               108,900            2,504,700
--------------------------------------------------------------------------------------------------------------------------------
Telesp Celular Participacoes SA                                                                  49,153,261              337,267
                                                                                                                     -----------
                                                                                                                       6,901,342
--------------------------------------------------------------------------------------------------------------------------------
Consumer Cyclicals--5.4%
Autos & Housing--0.3%
Borg-Warner Automotive, Inc.                                                                         30,000            1,200,000
--------------------------------------------------------------------------------------------------------------------------------
IRSA Inversiones y Representaciones SA                                                              323,901              541,782
--------------------------------------------------------------------------------------------------------------------------------
Lear Corp.(2)                                                                                         7,000              173,687
                                                                                                                     -----------
                                                                                                                       1,915,469
--------------------------------------------------------------------------------------------------------------------------------
Leisure & Entertainment--2.2%
Brunswick Corp.                                                                                      84,000            1,380,750
--------------------------------------------------------------------------------------------------------------------------------
Callaway Golf Co.                                                                                   140,000            2,607,500
--------------------------------------------------------------------------------------------------------------------------------
Carnival Corp.                                                                                       15,000              462,187
--------------------------------------------------------------------------------------------------------------------------------
Hasbro, Inc.                                                                                        157,000            1,668,125
--------------------------------------------------------------------------------------------------------------------------------
Host Marriott Corp.                                                                                 130,000            1,681,875
--------------------------------------------------------------------------------------------------------------------------------
International Game Technology(1)(2)                                                                  24,000            1,152,000
--------------------------------------------------------------------------------------------------------------------------------
Mattel, Inc.                                                                                        144,000            2,079,364
--------------------------------------------------------------------------------------------------------------------------------
Shimano, Inc.                                                                                       100,000            1,965,849
                                                                                                                     -----------
                                                                                                                      12,997,650
--------------------------------------------------------------------------------------------------------------------------------
Media--1.2%
Donnelley (R.R.) & Sons Co.                                                                         107,000            2,889,000
--------------------------------------------------------------------------------------------------------------------------------
Reed International plc                                                                              180,000            1,882,188
--------------------------------------------------------------------------------------------------------------------------------
South China Morning Post Holdings Ltd.                                                            1,608,000            1,195,708
--------------------------------------------------------------------------------------------------------------------------------
Time Warner, Inc.(1)                                                                                 27,000            1,410,480
                                                                                                                     -----------
                                                                                                                       7,377,376

                 Oppenheimer Multiple Strategies Fund/VA

--------------------------------------------------------------------------------
Statement of Investments  (Continued)
--------------------------------------------------------------------------------

                                                                                                                     Market Value
                                                                                                    Shares           See Note 1
--------------------------------------------------------------------------------------------------------------------------------
Retail: General--0.2%
Federated Department Stores, Inc.(2)                                                                 41,000          $ 1,435,000
--------------------------------------------------------------------------------------------------------------------------------
Retail: Specialty--1.0%
Borders Group, Inc.(2)                                                                              180,000            2,103,750
--------------------------------------------------------------------------------------------------------------------------------
Gap, Inc.                                                                                           100,000            2,550,000
--------------------------------------------------------------------------------------------------------------------------------
Pacific Sunware of California, Inc.(2)                                                               52,900            1,355,562
                                                                                                                     -----------
                                                                                                                       6,009,312
--------------------------------------------------------------------------------------------------------------------------------
Textile/Apparel & Home Furnishings--0.5%
Jones Apparel Group, Inc.(1)(2)                                                                     101,000            3,250,937
--------------------------------------------------------------------------------------------------------------------------------
Consumer Staples--5.7%
--------------------------------------------------------------------------------------------------------------------------------
Broadcasting--2.4%
AT&T Corp./Liberty Media Corp., Cl. A(2)                                                             87,000            1,179,937
--------------------------------------------------------------------------------------------------------------------------------
Clear Channel Communications, Inc.(1)(2)                                                             48,340            2,341,469
--------------------------------------------------------------------------------------------------------------------------------
Cox Radio, Inc., Cl. A                                                                              104,800            2,364,550
--------------------------------------------------------------------------------------------------------------------------------
EchoStar Communications Corp., Cl. A(2)                                                              65,000            1,478,750
--------------------------------------------------------------------------------------------------------------------------------
Emmis Communications Corp., Cl. A(2)                                                                 82,800            2,375,325
--------------------------------------------------------------------------------------------------------------------------------
General Motors Corp., Cl. H(1)(2)                                                                    68,000            1,564,000
--------------------------------------------------------------------------------------------------------------------------------
Infinity Broadcasting Corp., Cl. A(2)                                                                65,000            1,815,937
--------------------------------------------------------------------------------------------------------------------------------
Societe Europeenne des Satellites                                                                     6,000              901,344
                                                                                                                     -----------
                                                                                                                      14,021,312
--------------------------------------------------------------------------------------------------------------------------------
Entertainment--2.0%
News Corp. Ltd. (The), Sponsored ADR, Preference                                                     71,400            2,075,062
--------------------------------------------------------------------------------------------------------------------------------
Nintendo Co. Ltd.                                                                                    13,700            2,158,170
--------------------------------------------------------------------------------------------------------------------------------
Royal Caribbean Cruises Ltd.                                                                         63,000            1,666,350
--------------------------------------------------------------------------------------------------------------------------------
Viacom, Inc., Cl. B(1)(2)                                                                           130,000            6,077,500
                                                                                                                     -----------
                                                                                                                      11,977,082
--------------------------------------------------------------------------------------------------------------------------------
Food & Drug Retailers--0.1%
Companhia Brasileira de Distribuicao Grupo Pao de Acucar, Sponsored ADR                              14,000              511,000
--------------------------------------------------------------------------------------------------------------------------------
Household Goods--0.4%
Wella AG                                                                                             55,900            2,220,095
--------------------------------------------------------------------------------------------------------------------------------
Wella AG, Preference, Non-Vtg.                                                                        5,200              218,726
                                                                                                                     -----------
                                                                                                                       2,438,821
--------------------------------------------------------------------------------------------------------------------------------
Tobacco--0.8%
Philip Morris Cos., Inc.(1)                                                                         103,000            4,532,000
--------------------------------------------------------------------------------------------------------------------------------
Energy--5.2%
--------------------------------------------------------------------------------------------------------------------------------
Energy Services--2.1%
Coflexip SA, Sponsored ADR                                                                           19,000            1,194,625
--------------------------------------------------------------------------------------------------------------------------------
Cooper Cameron Corp.(1)(2)                                                                           36,500            2,411,281
--------------------------------------------------------------------------------------------------------------------------------
Core Laboratories NV(2)                                                                              40,400            1,103,425
--------------------------------------------------------------------------------------------------------------------------------
ENSCO International, Inc.                                                                            60,500            2,060,781
--------------------------------------------------------------------------------------------------------------------------------
Input/Output, Inc.(2)                                                                                 1,000               10,187
--------------------------------------------------------------------------------------------------------------------------------
Petroleum Geo-Services ASA, Sponsored ADR(2)                                                        130,000            1,730,625
--------------------------------------------------------------------------------------------------------------------------------
Santa Fe International Corp.(1)                                                                      72,000            2,308,500
--------------------------------------------------------------------------------------------------------------------------------
Transocean Sedco Forex, Inc.(1)                                                                      36,700            1,688,200
                                                                                                                     -----------
                                                                                                                      12,507,624

                  Oppenheimer Multiple Strategies Fund/VA

--------------------------------------------------------------------------------
Statement of Investments  (Continued)
--------------------------------------------------------------------------------

                                                                                                                     Market Value
                                                                                                    Shares           See Note 1
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
Oil: Domestic--1.4%
Devon Energy Corp.                                                                                   37,538          $ 2,288,692
--------------------------------------------------------------------------------------------------------------------------------
Exxon Mobil Corp.(1)                                                                                 38,593            3,355,179
--------------------------------------------------------------------------------------------------------------------------------
Unocal Corp.                                                                                         70,000            2,708,125
                                                                                                                     -----------
                                                                                                                       8,351,996
--------------------------------------------------------------------------------------------------------------------------------
Oil: International--1.7%
Anderson Exploration Ltd.(2)                                                                         81,400            1,845,320
--------------------------------------------------------------------------------------------------------------------------------
Berkley Petroleum Corp.(2)                                                                          181,100            1,362,470
--------------------------------------------------------------------------------------------------------------------------------
Petroleo Brasileiro SA, Preference                                                                   33,300              781,782
--------------------------------------------------------------------------------------------------------------------------------
Talisman Energy, Inc.(2)                                                                             86,010            3,186,722
--------------------------------------------------------------------------------------------------------------------------------
TotalFinaElf SA, B Shares                                                                             1,700              252,827
--------------------------------------------------------------------------------------------------------------------------------
TotalFinaElf SA, Sponsored ADR                                                                       17,100            1,242,956
--------------------------------------------------------------------------------------------------------------------------------
Westport Resources Corp.(2)                                                                          50,000            1,096,875
                                                                                                                     -----------
                                                                                                                       9,768,952
--------------------------------------------------------------------------------------------------------------------------------
Financial--9.2%
--------------------------------------------------------------------------------------------------------------------------------
Banks--4.5%
ABN Amro Holding NV                                                                                  62,700            1,425,808
--------------------------------------------------------------------------------------------------------------------------------
Banco Frances del Rio de la Plata SA                                                                 95,000              651,793
--------------------------------------------------------------------------------------------------------------------------------
Bank of America Corp.(1)                                                                            158,300            7,262,012
--------------------------------------------------------------------------------------------------------------------------------
Chase Manhattan Corp.(1)                                                                            210,550            9,566,866
--------------------------------------------------------------------------------------------------------------------------------
FleetBoston Financial Corp.                                                                          57,000            2,141,062
--------------------------------------------------------------------------------------------------------------------------------
Knight Trading Group, Inc.(1)(2)                                                                      1,500               20,906
--------------------------------------------------------------------------------------------------------------------------------
Societe Generale, Cl. A                                                                              34,000            2,113,276
--------------------------------------------------------------------------------------------------------------------------------
UBS AG                                                                                                8,350            1,362,897
--------------------------------------------------------------------------------------------------------------------------------
UniCredito Italiano SpA                                                                             414,000            2,165,085
                                                                                                                     -----------
                                                                                                                      26,709,705
--------------------------------------------------------------------------------------------------------------------------------
Diversified Financial--1.4%
C.I.T. Group, Inc., Cl. A                                                                           140,000            2,817,500
--------------------------------------------------------------------------------------------------------------------------------
Equifax, Inc.                                                                                         8,500              243,844
--------------------------------------------------------------------------------------------------------------------------------
Franklin Resources, Inc.                                                                             40,000            1,524,000
--------------------------------------------------------------------------------------------------------------------------------
Freddie Mac                                                                                          15,200            1,046,900
--------------------------------------------------------------------------------------------------------------------------------
ICICI Ltd., Sponsored ADR                                                                            35,500              372,750
--------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Dean Witter & Co.(1)                                                                  32,100            2,543,925
                                                                                                                     -----------
                                                                                                                       8,548,919
--------------------------------------------------------------------------------------------------------------------------------
Insurance--1.4%
ACE Ltd.                                                                                             50,000            2,121,875
--------------------------------------------------------------------------------------------------------------------------------
Aetna, Inc.(1)(2)                                                                                    31,000            1,272,937
--------------------------------------------------------------------------------------------------------------------------------
Skandia Forsakrings AB                                                                               67,500            1,098,114
--------------------------------------------------------------------------------------------------------------------------------
XL Capital Ltd., Cl. A                                                                               39,900            3,486,262
                                                                                                                     -----------
                                                                                                                       7,979,188

                 Oppenheimer Multiple Strategies Fund/VA

--------------------------------------------------------------------------------
Statement of Investments  (Continued)
--------------------------------------------------------------------------------

                                                                                                                     Market Value
                                                                                                    Shares           See Note 1
--------------------------------------------------------------------------------------------------------------------------------
Real Estate Investment Trusts--1.5%
Brandywine Realty Trust                                                                              62,000          $ 1,282,625
--------------------------------------------------------------------------------------------------------------------------------
Camden Property Trust                                                                                51,000            1,708,500
--------------------------------------------------------------------------------------------------------------------------------
CarrAmerica Realty Corp.                                                                             53,000            1,659,563
--------------------------------------------------------------------------------------------------------------------------------
Developers Diversified Realty Corp.                                                                  82,000            1,091,625
--------------------------------------------------------------------------------------------------------------------------------
Equity Office Properties Trust                                                                       33,960            1,107,945
--------------------------------------------------------------------------------------------------------------------------------
JDN Realty Corp.                                                                                     60,000              633,750
--------------------------------------------------------------------------------------------------------------------------------
Shurgard Storage Centers, Inc.                                                                       44,000            1,075,250
                                                                                                                     -----------
                                                                                                                       8,559,258
--------------------------------------------------------------------------------------------------------------------------------
Savings & Loans--0.4%
Washington Mutual, Inc.(1)                                                                           48,000            2,547,000
--------------------------------------------------------------------------------------------------------------------------------
Healthcare--4.3%
--------------------------------------------------------------------------------------------------------------------------------
Healthcare/Drugs--3.7%
Alkermes, Inc.(1)(2)                                                                                 22,000              690,250
--------------------------------------------------------------------------------------------------------------------------------
American Home Products Corp.                                                                         45,500            2,891,525
--------------------------------------------------------------------------------------------------------------------------------
AstraZeneca Group plc                                                                                40,900            2,037,306
--------------------------------------------------------------------------------------------------------------------------------
GlaxoSmithKline plc, ADR                                                                             32,433            1,816,248
--------------------------------------------------------------------------------------------------------------------------------
Human Genome Sciences, Inc.(1)(2)                                                                     9,600              665,400
--------------------------------------------------------------------------------------------------------------------------------
Johnson & Johnson(1)                                                                                 45,995            4,832,350
--------------------------------------------------------------------------------------------------------------------------------
Merck & Co., Inc.(1)                                                                                 33,200            3,108,350
--------------------------------------------------------------------------------------------------------------------------------
Monsanto Co.(2)                                                                                      40,000            1,082,500
--------------------------------------------------------------------------------------------------------------------------------
Mylan Laboratories, Inc.(1)                                                                          63,000            1,586,813
--------------------------------------------------------------------------------------------------------------------------------
Novartis AG                                                                                           1,700            3,005,554
--------------------------------------------------------------------------------------------------------------------------------
Pliva d.d., GDR(4)                                                                                   20,000              235,000
                                                                                                                     -----------
                                                                                                                      21,951,296
--------------------------------------------------------------------------------------------------------------------------------
Healthcare/Supplies & Services--0.6%
Affymetrix, Inc.(2)                                                                                   3,200              238,200
--------------------------------------------------------------------------------------------------------------------------------
Covance, Inc.(2)                                                                                    185,000            1,988,750
--------------------------------------------------------------------------------------------------------------------------------
Quintiles Transnational Corp.(2)                                                                     60,000            1,256,250
                                                                                                                     -----------
                                                                                                                       3,483,200
--------------------------------------------------------------------------------------------------------------------------------
Technology--9.9%
--------------------------------------------------------------------------------------------------------------------------------
Computer Hardware--2.8%
Cabletron Systems, Inc.(2)                                                                          177,900            2,679,619
--------------------------------------------------------------------------------------------------------------------------------
Canon, Inc.                                                                                          48,000            1,681,261
--------------------------------------------------------------------------------------------------------------------------------
Compaq Computer Corp.                                                                                72,000            1,083,600
--------------------------------------------------------------------------------------------------------------------------------
International Business Machines Corp.(1)                                                            117,600            9,996,000
--------------------------------------------------------------------------------------------------------------------------------
Three-Five Systems, Inc.(2)                                                                          47,500              855,000
                                                                                                                     -----------
                                                                                                                      16,295,480
--------------------------------------------------------------------------------------------------------------------------------
Computer Services--0.1%
Palm, Inc.(2)                                                                                        13,700              387,881


                  Oppenheimer Multiple Strategies Fund/VA

--------------------------------------------------------------------------------
Statement of Investments  (Continued)
--------------------------------------------------------------------------------

                                                                                                                     Market Value
                                                                                                    Shares           See Note 1
--------------------------------------------------------------------------------------------------------------------------------
Computer Software--1.2%
Computer Associates International, Inc.(1)                                                           64,599          $ 1,259,690
--------------------------------------------------------------------------------------------------------------------------------
Peoplesoft, Inc.(1)(2)                                                                               79,000            2,937,813
--------------------------------------------------------------------------------------------------------------------------------
Red Hat, Inc.(2)                                                                                     25,000              156,250
--------------------------------------------------------------------------------------------------------------------------------
Structural Dynamics Research Corp.(2)                                                                   167                1,670
--------------------------------------------------------------------------------------------------------------------------------
Synopsys, Inc.(1)(2)                                                                                 35,000            1,660,313
--------------------------------------------------------------------------------------------------------------------------------
Yahoo!, Inc.(1)(2)                                                                                   26,100              784,631
                                                                                                                     -----------
                                                                                                                       6,800,367
--------------------------------------------------------------------------------------------------------------------------------
Communications Equipment--0.8%
Cisco Systems, Inc.(1)(2)                                                                            25,000              956,250
--------------------------------------------------------------------------------------------------------------------------------
Extreme Networks, Inc.(2)                                                                            11,500              449,938
--------------------------------------------------------------------------------------------------------------------------------
Lucent Technologies, Inc.                                                                            72,000              972,000
--------------------------------------------------------------------------------------------------------------------------------
Methode Electronics, Inc., Cl. A(1)                                                                  80,000            1,835,000
--------------------------------------------------------------------------------------------------------------------------------
Newport Corp.                                                                                         8,000              628,875
                                                                                                                     -----------
                                                                                                                       4,842,063
--------------------------------------------------------------------------------------------------------------------------------
Electronics--4.8%
Analog Devices, Inc.(1)(2)                                                                           75,000            3,839,063
--------------------------------------------------------------------------------------------------------------------------------
ASM Lithography Holding NV(2)                                                                        52,000            1,173,250
--------------------------------------------------------------------------------------------------------------------------------
Cognex Corp.(2)                                                                                      82,500            1,825,313
--------------------------------------------------------------------------------------------------------------------------------
Cypress Semiconductor Corp.(2)                                                                       40,000              787,500
--------------------------------------------------------------------------------------------------------------------------------
Intel Corp.(1)                                                                                      191,000            5,741,938
--------------------------------------------------------------------------------------------------------------------------------
JDS Uniphase Corp.(2)                                                                                13,000              541,938
--------------------------------------------------------------------------------------------------------------------------------
Keyence Corp.                                                                                         8,360            2,049,737
--------------------------------------------------------------------------------------------------------------------------------
KLA Instruments Corp.(2)                                                                             86,000            2,897,125
--------------------------------------------------------------------------------------------------------------------------------
Lam Research Corp.(2)                                                                               125,000            1,812,500
--------------------------------------------------------------------------------------------------------------------------------
National Semiconductor Corp.(2)                                                                      85,000            1,710,625
--------------------------------------------------------------------------------------------------------------------------------
QLogic Corp.(1)(2)                                                                                    4,000              308,000
--------------------------------------------------------------------------------------------------------------------------------
RF Micro Devices, Inc.(1)(2)                                                                         19,000              521,313
--------------------------------------------------------------------------------------------------------------------------------
STMicroelectronics NV, NY Registered Shares(1)                                                       52,800            2,260,500
--------------------------------------------------------------------------------------------------------------------------------
Teradyne, Inc.(1)(2)                                                                                 76,200            2,838,450
                                                                                                                     -----------
                                                                                                                      28,307,252
--------------------------------------------------------------------------------------------------------------------------------
Photography--0.2%
Eastman Kodak Co.(1)                                                                                 16,000              630,000
--------------------------------------------------------------------------------------------------------------------------------
Xerox Corp.                                                                                         150,000              693,750
                                                                                                                     -----------
                                                                                                                       1,323,750
--------------------------------------------------------------------------------------------------------------------------------
Transportation--1.2%
--------------------------------------------------------------------------------------------------------------------------------
Railroads & Truckers--0.9%
Burlington Northern Santa Fe Corp.(1)                                                                61,000            1,727,063
--------------------------------------------------------------------------------------------------------------------------------
Swift Transportation Co., Inc.(2)                                                                    85,000            1,684,063
--------------------------------------------------------------------------------------------------------------------------------
Werner Enterprises, Inc.                                                                             99,400            1,689,800
                                                                                                                     -----------
                                                                                                                       5,100,926
--------------------------------------------------------------------------------------------------------------------------------
Shipping--0.3%
United Parcel Service, Inc., Cl. B                                                                   26,500            1,558,531


                Oppenheimer Multiple Strategies Fund/VA

--------------------------------------------------------------------------------
Statement of Investments  (Continued)
--------------------------------------------------------------------------------

                                                                                                                    Market Value
                                                                                                Shares              See Note 1
--------------------------------------------------------------------------------------------------------------------------------
Utilities--0.7%
--------------------------------------------------------------------------------------------------------------------------------
Electric Utilities--0.3%
Edison International                                                                                103,000         $  1,609,375
--------------------------------------------------------------------------------------------------------------------------------
Gas Utilities--0.4%
Dynegy, Inc.(1)                                                                                      37,500            2,102,344
                                                                                                                    ------------
Total Common Stocks (Cost $233,800,283)                                                                              302,816,844
================================================================================================================================
Preferred Stocks--1.1%
--------------------------------------------------------------------------------------------------------------------------------
MediaOne Group, Inc., 7% Cv. Premium Income Exchangeable Securities
(exchangeable for Airtouch plc common stock)                                                         15,000              534,375
--------------------------------------------------------------------------------------------------------------------------------
Qwest Trends Trust, 5.75% Cv.(4)                                                                     75,000            5,156,250
--------------------------------------------------------------------------------------------------------------------------------
Sovereign Capital Trust II, 7.50% Cv. Preferred Income Equity Redeemable Stock,
Units (each unit consists of one preferred plus one warrant to purchase
5.3355 shares of Sovereign Bancorp common stock)(5)                                                  12,500              606,250
                                                                                                                    ------------
Total Preferred Stocks (Cost $5,385,614)                                                                               6,296,875

                                                                                                Units
================================================================================================================================
Rights, Warrants and Certificates--0.0%
--------------------------------------------------------------------------------------------------------------------------------
Applera Corp. Celera, Cl. G Wts., Exp. 9/11/03(3)                                                       249               14,940
--------------------------------------------------------------------------------------------------------------------------------
Covergent Communications, Inc. Wts., Exp. 4/1/08(3)                                                   1,000               10,500
--------------------------------------------------------------------------------------------------------------------------------
HF Holdings, Inc. Wts., Exp. 9/27/09(3)                                                               2,592                  259
--------------------------------------------------------------------------------------------------------------------------------
Terex Corp. Rts., Exp. 5/15/02(3)                                                                     4,000               66,000
                                                                                                                    ------------
Total Rights, Warrants and Certificates (Cost $38,888)                                                                    91,699

                                                                                                Principal
                                                                                                Amount
================================================================================================================================
Mortgage-Backed Obligations--1.6%
--------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Gtd. Multiclass Mtg. Participation Certificates,
7%, 5/1/29                                                                                      $ 4,367,307            4,376,828
--------------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., 6.50%, 11/1/27-12/1/27                                           3,400,898            3,358,387
--------------------------------------------------------------------------------------------------------------------------------
Government National Mortgage Assn., 8%, 4/15/23                                                   1,341,707            1,381,945
                                                                                                                    ------------
Total Mortgage-Backed Obligations (Cost $9,102,636)                                                                    9,117,160
================================================================================================================================
U.S. Government Obligations--12.0%
--------------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn. Nts.:
5.125%, 2/13/04                                                                                   1,750,000            1,723,750
7.125%, 1/15/30                                                                                     400,000              447,932
--------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds:
6%, 2/15/26                                                                                         575,000              606,030
7.50%, 11/15/16                                                                                   1,310,000            1,580,470
8.875%, 8/15/17                                                                                   2,900,000            3,939,563
--------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds:
STRIPS, 6.30%, 8/15/25(6)                                                                        10,965,000            2,768,147
STRIPS, 6.54%, 8/15/15(6)                                                                         6,035,000            2,672,533
STRIPS, 7.10%, 11/15/18(6)                                                                       13,600,000            4,964,857
STRIPS, 7.26%, 11/15/18(6)                                                                        8,500,000            3,103,036
STRIPS, 7.31%, 8/15/19(6)                                                                        15,300,000            5,343,846


                  Oppenheimer Multiple Strategies Fund/VA

--------------------------------------------------------------------------------
Statement of Investments  (Continued)
--------------------------------------------------------------------------------

                                                                                                Principal            Market Value
                                                                                                Amount               See Note 1
================================================================================================================================
U.S. Government Obligations  (continued)
--------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Nts.:
5.75%, 8/15/03                                                                                  $ 3,300,000          $ 3,350,018
5.875%, 9/30/02                                                                                  15,000,000           15,167,040
6.125%, 8/15/07                                                                                   3,500,000            3,685,665
6.25%, 2/15/07                                                                                    8,800,000            9,302,216
6.375%, 8/15/02                                                                                   5,000,000            5,087,555
6.50%, 8/15/05-10/15/06                                                                           4,655,000            4,960,225
7.50%, 11/15/01                                                                                   1,775,000            1,804,426
                                                                                                                     -----------
Total U.S. Government Obligations (Cost $65,561,996)                                                                  70,507,309
================================================================================================================================
Foreign Government Obligations--16.4%
--------------------------------------------------------------------------------------------------------------------------------
Argentina--3.2%
Argentina (Republic of) Debs., Bonos de Consolidacion de Deudas, Series FRB,
7.375%, 3/31/05(7)                                                                                2,448,000            2,231,352
--------------------------------------------------------------------------------------------------------------------------------
Argentina (Republic of) Nts., 14.25%, 11/30/02(3)(7)                                             13,125,000           13,059,375
--------------------------------------------------------------------------------------------------------------------------------
Argentina (Republic of) Par Bonds, 6%, 3/31/23(7)                                                 5,000,000            3,456,250
                                                                                                                     -----------
                                                                                                                      18,746,977
--------------------------------------------------------------------------------------------------------------------------------
Australia--0.5%
New South Wales Treasury Corp. Gtd. Bonds, 7%, 4/1/04AUD                                          3,160,000            1,826,463
--------------------------------------------------------------------------------------------------------------------------------
Queensland Treasury Corp. Exchangeable Gtd. Nts., 10.50%, 5/15/03AUD                              1,800,000            1,110,363
                                                                                                                     -----------
                                                                                                                       2,936,826
--------------------------------------------------------------------------------------------------------------------------------
Brazil--4.5%
Brazil (Federal Republic of) Debt Capitalization Bonds, Series 20 yr., 8%, 4/15/14               17,116,599           13,276,062
--------------------------------------------------------------------------------------------------------------------------------
Brazil (Federal Republic of) Eligible Interest Bonds, 7.625%, 4/15/06(7)                         14,476,000           13,516,965
                                                                                                                     -----------
                                                                                                                      26,793,027
--------------------------------------------------------------------------------------------------------------------------------
Canada--2.8%
Canada (Government of) Bonds:
8.50%, 4/1/02CAD                                                                                  1,500,000            1,039,005
8.75%, 12/1/05CAD                                                                                12,200,000            9,313,344
9.75%, 6/1/01CAD                                                                                  2,000,000            1,357,310
9.75%, 12/1/01CAD                                                                                 3,000,000            2,078,589
Series WL43, 5.75%, 6/1/29CAD                                                                     3,670,000            2,508,159
                                                                                                                     -----------
                                                                                                                      16,296,407
--------------------------------------------------------------------------------------------------------------------------------
Denmark--0.8%
Denmark (Kingdom of) Bonds, 8%, 3/15/06DKK                                                       32,100,000            4,582,888
--------------------------------------------------------------------------------------------------------------------------------
Great Britain--0.7%
United Kingdom Treasury Bonds, 6.75%, 11/26/04GBP                                                 2,680,000            4,221,569
--------------------------------------------------------------------------------------------------------------------------------
Mexico--0.7%
United Mexican States Collateralized Fixed Rate Par Bonds, Series W-A, 6.25%, 12/31/19            4,450,000            4,049,500
--------------------------------------------------------------------------------------------------------------------------------
New Zealand--2.8%
New Zealand (Government of) Bonds:
8%, 2/15/01NZD                                                                                   19,440,000            8,614,972
10%, 3/15/02NZD                                                                                  16,800,000            7,747,403
                                                                                                                     -----------
                                                                                                                      16,362,375
--------------------------------------------------------------------------------------------------------------------------------
Philippines--0.2%
Philippines (Republic of) Bonds, 8.60%, 6/15/27(3)                                                1,500,000              993,750


                Oppenheimer Multiple Strategies Fund/VA

--------------------------------------------------------------------------------
Statement of Investments  (Continued)
--------------------------------------------------------------------------------

                                                                                                 Principal           Market Value
                                                                                                 Amount              See Note 1
--------------------------------------------------------------------------------------------------------------------------------
South Africa--0.2%
Eskom Depositary Receipts, Series E168, 11%, 6/1/08ZAR                                           12,570,000          $ 1,501,429
                                                                                                                     -----------
Total Foreign Government Obligations (Cost $102,318,050)                                                              96,484,748
================================================================================================================================
Non-Convertible Corporate Bonds and Notes--7.6%
--------------------------------------------------------------------------------------------------------------------------------
Basic Materials--1.2%
--------------------------------------------------------------------------------------------------------------------------------
Chemicals--0.5%
Avecia Group plc, 11% Sr. Unsec. Nts., 7/1/09                                                       500,000              496,250
--------------------------------------------------------------------------------------------------------------------------------
Huntsman Corp./ICI Chemical Co. plc, Zero Coupon Sr. Unsec. Disc. Nts.,
13.08%, 12/31/09(6)                                                                               1,000,000              280,000
--------------------------------------------------------------------------------------------------------------------------------
Lyondell Chemical Co.:
9.625% Sr. Sec. Nts., Series A, 5/1/07                                                              250,000              243,125
9.875% Sec. Nts., Series B, 5/1/07                                                                  250,000              243,125
10.875% Sr. Sub. Nts., 5/1/09                                                                       250,000              235,625
--------------------------------------------------------------------------------------------------------------------------------
NL Industries, Inc.:
11.75% Sr. Sec. Nts., 10/15/03                                                                       57,000               57,855
11.75% Sr. Sec. Nts., 10/15/03                                                                       28,000               28,420
--------------------------------------------------------------------------------------------------------------------------------
Polymer Group, Inc., 9% Sr. Unsec. Sub. Nts., Series B, 7/1/07                                      500,000              332,500
--------------------------------------------------------------------------------------------------------------------------------
Rohm & Haas Co., 7.85% Unsec. Debs., 7/15/29                                                        400,000              404,502
--------------------------------------------------------------------------------------------------------------------------------
Sterling Chemicals, Inc.:
11.75% Sr. Unsec. Sub. Nts., 8/15/06                                                                335,000              162,475
12.375% Sr. Sec. Nts., Series B, 7/15/06                                                            650,000              601,250
                                                                                                                     -----------
                                                                                                                       3,085,127
--------------------------------------------------------------------------------------------------------------------------------
Metals--0.4%
AK Steel Corp., 9.125% Sr. Nts., 12/15/06                                                         1,215,000            1,163,362
--------------------------------------------------------------------------------------------------------------------------------
Kaiser Aluminum & Chemical Corp., 12.75% Sr. Sub. Nts., 2/1/03                                    1,000,000              685,000
--------------------------------------------------------------------------------------------------------------------------------
Metallurg, Inc., 11% Sr. Nts., 12/1/07                                                              450,000              362,250
                                                                                                                     -----------
                                                                                                                       2,210,612
--------------------------------------------------------------------------------------------------------------------------------
Paper--0.3%
Aracruz Celulose SA, 10.375% Debs., 1/31/02(4)                                                      430,000              438,600
--------------------------------------------------------------------------------------------------------------------------------
Doman Industries Ltd., 8.75% Sr. Nts., 3/15/04                                                      700,000              297,500
--------------------------------------------------------------------------------------------------------------------------------
Repap New Brunswick, Inc.:
10.625% Second Priority Sr. Sec. Nts., 4/15/05                                                      300,000              310,875
11.50% Sr. Sec. Nts., 6/1/04                                                                        200,000              224,000
--------------------------------------------------------------------------------------------------------------------------------
Riverwood International Corp.:
10.625% Sr. Unsec. Nts., 8/1/07                                                                     500,000              502,500
10.875% Sr. Sub. Nts., 4/1/08                                                                       250,000              226,250
                                                                                                                     -----------
                                                                                                                       1,999,725
--------------------------------------------------------------------------------------------------------------------------------
Capital Goods--0.4%
--------------------------------------------------------------------------------------------------------------------------------
Aerospace/Defense--0.0%
Loral Space & Communications Ltd., 9.50% Sr. Nts., 1/15/06                                          200,000              135,000
--------------------------------------------------------------------------------------------------------------------------------
Industrial Services--0.2%
Allied Waste North America, Inc., 10% Sr. Unsec. Sub. Nts., Series B, 8/1/09                      1,000,000              947,500
--------------------------------------------------------------------------------------------------------------------------------
United Rentals, Inc., 9% Sr. Unsec. Sub. Nts., Series B, 4/1/09                                     500,000              377,500
                                                                                                                     -----------
                                                                                                                       1,325,000

                  Oppenheimer Multiple Strategies Fund/VA

--------------------------------------------------------------------------------
Statement of Investments  (Continued)
--------------------------------------------------------------------------------

                                                                                                 Principal            Market Value
                                                                                                 Amount               See Note 1
--------------------------------------------------------------------------------------------------------------------------------
Manufacturing--0.2%
Blount, Inc., 13% Sr. Sub. Nts., 8/1/09                                                          $  700,000           $  542,500
--------------------------------------------------------------------------------------------------------------------------------
Caterpillar, Inc., 7.375% Unsec. Debs., 3/1/97                                                      400,000              382,100
--------------------------------------------------------------------------------------------------------------------------------
International Wire Group, Inc., 11.75% Sr. Sub. Nts., Series B, 6/1/05                              500,000              490,000
                                                                                                                      ----------
                                                                                                                       1,414,600
--------------------------------------------------------------------------------------------------------------------------------
Communication Services--1.6%
--------------------------------------------------------------------------------------------------------------------------------
Telecommunications: Long Distance--0.7%
360networks, Inc., 12% Sr. Unsec. Sub. Nts., 8/1/09                                                 400,000              300,000
--------------------------------------------------------------------------------------------------------------------------------
Exodus Communications, Inc., 11.25% Sr. Nts., 7/1/08                                                500,000              447,500
--------------------------------------------------------------------------------------------------------------------------------
Global Crossing Holdings Ltd., 9.625% Sr. Unsec. Nts., 5/15/08                                      750,000              708,750
--------------------------------------------------------------------------------------------------------------------------------
Intermedia Communications, Inc., 8.50% Sr. Nts., Series B, 1/15/08                                  500,000              352,500
--------------------------------------------------------------------------------------------------------------------------------
Level 3 Communications, Inc., 11% Sr. Unsec. Nts., 3/15/08                                          200,000              177,000
--------------------------------------------------------------------------------------------------------------------------------
Metromedia Fiber Network, Inc.:
10% Sr. Nts., 12/15/09                                                                              250,000              208,750
10% Sr. Unsec. Nts., Series B, 11/15/08                                                             750,000              626,250
--------------------------------------------------------------------------------------------------------------------------------
PSINet, Inc., 10% Sr. Unsec. Nts., Series B, 2/15/05                                                750,000              198,750
--------------------------------------------------------------------------------------------------------------------------------
Vodafone Group plc, 7.75% Unsec. Unsub. Nts., 2/15/10(4)                                            400,000              414,733
--------------------------------------------------------------------------------------------------------------------------------
WorldCom, Inc., 6.95% Sr. Unsec. Nts., 8/15/28                                                      400,000              340,510
--------------------------------------------------------------------------------------------------------------------------------
XO Communications, Inc., 10.75% Sr. Unsec. Nts., 6/1/09                                             500,000              412,500
                                                                                                                      ----------
                                                                                                                       4,187,243
--------------------------------------------------------------------------------------------------------------------------------
Telecommunications: Wireless--0.9%
Crown Castle International Corp.:
9% Sr. Nts., 5/15/11                                                                                500,000              486,250
10.75% Sr. Nts., 8/1/11                                                                             350,000              365,750
--------------------------------------------------------------------------------------------------------------------------------
Exodus Communications, Inc., 11.625% Sr. Nts., 7/15/10(4)                                           300,000              268,500
--------------------------------------------------------------------------------------------------------------------------------
Millicom International Cellular SA, 0%/13.50% Sr. Disc. Nts., 6/1/06(8)                             750,000              592,500
--------------------------------------------------------------------------------------------------------------------------------
Nextel Communications, Inc.:
0%/9.95% Sr. Disc. Nts., 2/15/08(8)                                                                 200,000              146,500
9.375% Sr. Unsec. Nts., 11/15/09                                                                    500,000              467,500
--------------------------------------------------------------------------------------------------------------------------------
Omnipoint Corp., 11.50% Sr. Nts., 9/15/09(4)                                                        250,000              281,250
--------------------------------------------------------------------------------------------------------------------------------
ORBCOMM Global LP/ORBCOMM Capital Corp., 14% Sr. Nts., 8/15/04(3)(9)                                200,000               21,000
--------------------------------------------------------------------------------------------------------------------------------
Rural Cellular Corp., 9.625% Sr. Sub. Nts., Series B, 5/15/08                                       750,000              693,750
--------------------------------------------------------------------------------------------------------------------------------
Spectrasite Holdings, Inc., 10.75% Sr. Unsec. Nts., Series B, 3/15/10                               500,000              466,250
--------------------------------------------------------------------------------------------------------------------------------
VoiceStream Wireless Corp., 10.375% Sr. Unsec. Nts., 11/15/09                                     1,608,913            1,731,593
                                                                                                                      ----------
                                                                                                                       5,520,843
--------------------------------------------------------------------------------------------------------------------------------
Consumer Cyclicals--0.8%
--------------------------------------------------------------------------------------------------------------------------------
Autos & Housing--0.3%
Building Materials Corp. of America, 8.625% Sr. Nts., Series B, 12/15/06                            200,000               51,000
--------------------------------------------------------------------------------------------------------------------------------
Cambridge Industries, Inc., 10.25% Sr. Sub. Nts., Series B, 7/15/07(9)                              300,000               76,500
--------------------------------------------------------------------------------------------------------------------------------
D.R. Horton, Inc., 9.75% Sr. Sub. Nts., 9/15/10                                                     400,000              378,000
--------------------------------------------------------------------------------------------------------------------------------
Ford Motor Co., 7.70% Unsec. Debs., 5/15/97                                                         400,000              364,878
--------------------------------------------------------------------------------------------------------------------------------
Hayes Wheels International, Inc., 11% Sr. Sub. Nts., 7/15/06                                        500,000              377,500
--------------------------------------------------------------------------------------------------------------------------------
Icon Health & Fitness, Inc., 12% Unsec. Nts., 7/15/05(3)                                            271,000              149,050
--------------------------------------------------------------------------------------------------------------------------------
Kaufman & Broad Home Corp., 7.75% Sr. Nts., 10/15/04(3)                                             400,000              376,000
--------------------------------------------------------------------------------------------------------------------------------
Tenneco, Inc., 11.625% Sr. Unsec. Sub. Nts., Series B, 10/15/09                                     200,000               98,000
                                                                                                                      ----------
                                                                                                                       1,870,928


                Oppenheimer Multiple Strategies Fund/VA

--------------------------------------------------------------------------------
Statement of Investments  (Continued)
--------------------------------------------------------------------------------

                                                                                                 Principal            Market Value
                                                                                                 Amount               See Note 1
--------------------------------------------------------------------------------------------------------------------------------
Leisure & Entertainment--0.2%
Meristar Hospitality Corp., 8.75% Sr. Unsec. Sub. Nts., 8/15/07                                  $  500,000           $  460,000
--------------------------------------------------------------------------------------------------------------------------------
Premier Parks, Inc., 9.75% Sr. Nts., 6/15/07                                                        500,000              487,500
                                                                                                                      ----------
                                                                                                                         947,500
--------------------------------------------------------------------------------------------------------------------------------
Media--0.2%
Lamar Media Corp., 9.625% Sr. Unsec. Sub. Nts., 12/1/06                                             150,000              155,250
--------------------------------------------------------------------------------------------------------------------------------
Time Warner Entertainment Co. LP, 10.15% Sr. Nts., 5/1/12                                           500,000              618,119
--------------------------------------------------------------------------------------------------------------------------------
Time Warner, Inc., 9.125% Debs., 1/15/13                                                            500,000              582,021
                                                                                                                      ----------
                                                                                                                       1,355,390
--------------------------------------------------------------------------------------------------------------------------------
Retail: General--0.1%
Wal-Mart Stores, Inc., 7.55% Sr. Unsec. Nts., 2/15/30                                               400,000              445,251
--------------------------------------------------------------------------------------------------------------------------------
Consumer Staples--1.7%
--------------------------------------------------------------------------------------------------------------------------------
Beverages--0.2%
Canandaigua Brands, Inc., 8.625% Sr. Unsec. Nts., 8/1/06                                            700,000              715,750
--------------------------------------------------------------------------------------------------------------------------------
Coca-Cola Co. (The), 7.375% Debs., 7/29/93                                                          360,000              344,342
                                                                                                                      ----------
                                                                                                                       1,060,092
--------------------------------------------------------------------------------------------------------------------------------
Broadcasting--1.4%
Adelphia Communications Corp., 9.375% Sr. Nts., 11/15/09                                            750,000              663,750
--------------------------------------------------------------------------------------------------------------------------------
Chancellor Media Corp., 8.75% Sr. Unsec. Sub. Nts., Series B, 6/15/07                             1,000,000            1,030,000
--------------------------------------------------------------------------------------------------------------------------------
Charter Communications Holdings LLC/Charter Communications Holdings
Capital Corp., 0%/9.92% Sr. Unsec. Disc. Nts., 4/1/11(8)                                          1,750,000            1,019,375
--------------------------------------------------------------------------------------------------------------------------------
Cumulus Media, Inc., 10.375% Sr. Unsec. Sub. Nts., 7/1/08                                           300,000              242,250
--------------------------------------------------------------------------------------------------------------------------------
EchoStar DBS Corp., 9.375% Sr. Unsec. Nts., 2/1/09                                                  700,000              682,500
--------------------------------------------------------------------------------------------------------------------------------
NTL Communications Corp., 0%/12.375% Sr. Unsec. Nts., Series B, 10/1/08(8)                          500,000              272,500
--------------------------------------------------------------------------------------------------------------------------------
NTL, Inc., 0%/9.75% Sr. Deferred Coupon Nts., Series B, 4/1/08(8)                                   500,000              276,250
--------------------------------------------------------------------------------------------------------------------------------
Rogers Cablesystems Ltd., 10% Second Priority Sr. Sec. Debs., 12/1/07                             1,000,000            1,055,000
--------------------------------------------------------------------------------------------------------------------------------
Sinclair Broadcast Group, Inc.:
8.75% Sr. Sub. Nts., 12/15/07                                                                       500,000              450,000
9% Sr. Unsec. Sub. Nts., 7/15/07                                                                    375,000              345,000
--------------------------------------------------------------------------------------------------------------------------------
Telewest Communications plc:
9.625% Sr. Debs., 10/1/06                                                                           500,000              432,500
11% Sr. Disc. Debs., 10/1/07                                                                      1,000,000              895,000
--------------------------------------------------------------------------------------------------------------------------------
United Pan-Europe Communications NV, 10.875% Sr. Unsec. Nts., Series B, 8/1/09                      400,000              258,000
--------------------------------------------------------------------------------------------------------------------------------
Young Broadcasting, Inc., 8.75% Sr. Sub. Debs., 6/15/07                                             700,000              637,875
                                                                                                                      ----------
                                                                                                                       8,260,000
--------------------------------------------------------------------------------------------------------------------------------
Entertainment--0.0%
AMC Entertainment, Inc., 9.50% Sr. Unsec. Sub. Nts., 2/1/11                                         300,000              174,750
--------------------------------------------------------------------------------------------------------------------------------
Food & Drug Retailers--0.1%
Fleming Cos., Inc.:
10.50% Sr. Sub. Nts., Series B, 12/1/04                                                             300,000              234,000
10.625% Sr. Sub. Nts., Series B, 7/31/07                                                            500,000              345,000
                                                                                                                      ----------
                                                                                                                         579,000
--------------------------------------------------------------------------------------------------------------------------------
Household Goods--0.0%
Revlon Consumer Products Corp., 9% Sr. Nts., 11/1/06                                                200,000              148,000



                  Oppenheimer Multiple Strategies Fund/VA

--------------------------------------------------------------------------------
Statement of Investments  (Continued)
--------------------------------------------------------------------------------

                                                                                                 Principal            Market Value
                                                                                                 Amount               See Note 1
--------------------------------------------------------------------------------------------------------------------------------
Energy--0.5%
--------------------------------------------------------------------------------------------------------------------------------
Energy Services--0.4%
Chesapeake Energy Corp., 9.625% Sr. Unsec. Nts., Series B, 5/1/05                                $  500,000           $  516,875
--------------------------------------------------------------------------------------------------------------------------------
Frontier Oil Corp., 11.75% Sr. Nts., 11/15/09                                                       250,000              249,063
--------------------------------------------------------------------------------------------------------------------------------
Gothic Production Corp., 11.125% Sr. Sec. Nts., Series B, 5/1/05                                    750,000              806,250
--------------------------------------------------------------------------------------------------------------------------------
R&B Falcon Corp., 9.50% Sr. Unsec. Nts., 12/15/08                                                   500,000              547,500
                                                                                                                      ----------
                                                                                                                       2,119,688
--------------------------------------------------------------------------------------------------------------------------------
Oil: Domestic--0.1%
Conoco, Inc., 6.95% Sr. Unsec. Nts., 4/15/29                                                        400,000              392,864
--------------------------------------------------------------------------------------------------------------------------------
Financial--0.5%
--------------------------------------------------------------------------------------------------------------------------------
Banks--0.2%
ABN Amro Bank NV (NY Branch), 7.125% Sub. Nts., Series B, 10/15/93                                  400,000              359,810
--------------------------------------------------------------------------------------------------------------------------------
Bank of America Corp., 7.80% Jr. Unsec. Sub. Nts., 2/15/10                                          400,000              416,993
--------------------------------------------------------------------------------------------------------------------------------
First Chicago Corp., 11.25% Sub. Nts., 2/20/01                                                      250,000              251,317
                                                                                                                      ----------
                                                                                                                       1,028,120
--------------------------------------------------------------------------------------------------------------------------------
Diversified Financial--0.2%
General Electric Capital Corp., 7.25% Nts., Series A, 2/1/05                                        400,000              418,548
--------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The), 7.80% Sr. Unsec. Unsub. Nts., Series B, 1/28/10                    400,000              421,332
--------------------------------------------------------------------------------------------------------------------------------
IBM Corp., 7.125% Sr. Unsec. Unsub. Debs., 12/1/96                                                  400,000              374,435
                                                                                                                      ----------
                                                                                                                       1,214,315
--------------------------------------------------------------------------------------------------------------------------------
Insurance--0.1%
Citigroup, Inc., 6.875% Unsec. Nts., 2/15/98                                                        450,000              398,659
--------------------------------------------------------------------------------------------------------------------------------
Healthcare--0.1%
--------------------------------------------------------------------------------------------------------------------------------
Healthcare/Drugs--0.0%
Amgen, Inc., 8.125% Unsec. Debs., 4/1/97                                                             91,000               93,799
--------------------------------------------------------------------------------------------------------------------------------
Healthcare/Supplies & Services--0.1%
Sun Healthcare Group, Inc., 9.375% Sr. Sub. Nts., 5/1/08(2)(3)(9)                                 1,000,000               25,000
--------------------------------------------------------------------------------------------------------------------------------
Tenet Healthcare Corp.:
8.125% Sr. Unsec. Sub. Nts., Series B, 12/1/08                                                      200,000              203,000
9.25% Sr. Nts., 9/1/10                                                                              200,000              218,250
                                                                                                                      ----------
                                                                                                                         446,250
--------------------------------------------------------------------------------------------------------------------------------
Technology--0.2%
--------------------------------------------------------------------------------------------------------------------------------
Computer Services--0.1%
EchoStar Broadband Corp., 10.375% Sr. Nts., 10/1/07(4)                                              900,000              888,750
--------------------------------------------------------------------------------------------------------------------------------
Electronics--0.1%
Amkor Technologies, Inc., 9.25% Sr. Unsec. Nts., 5/1/06                                             500,000              473,750
--------------------------------------------------------------------------------------------------------------------------------
Motorola, Inc., 5.22% Unsec. Debs., 10/1/97                                                         140,000               86,858
                                                                                                                      ----------
                                                                                                                         560,608
--------------------------------------------------------------------------------------------------------------------------------
Transportation--0.3%
--------------------------------------------------------------------------------------------------------------------------------
Air Transportation--0.2%
Amtran, Inc., 10.50% Sr. Nts., 8/1/04(3)                                                            500,000              445,625
--------------------------------------------------------------------------------------------------------------------------------
Trans World Airlines, Inc., 11.50% Sr. Sec. Nts., 12/15/04                                        1,000,000              545,000
                                                                                                                      ----------
                                                                                                                         990,625
--------------------------------------------------------------------------------------------------------------------------------
Railroads & Truckers--0.1%
Norfolk Southern Corp., 7.90% Sr. Bonds, 5/15/97                                                    400,000              399,014


                Oppenheimer Multiple Strategies Fund/VA

--------------------------------------------------------------------------------
Statement of Investments  (Continued)
--------------------------------------------------------------------------------

                                                                                                 Principal           Market Value
                                                                                                 Amount              See Note 1
--------------------------------------------------------------------------------------------------------------------------------
Utilities--0.3%
--------------------------------------------------------------------------------------------------------------------------------
Electric Utilities--0.1%
Calpine Corp., 8.75% Sr. Nts., 7/15/07                                                           $  400,000          $   385,358
--------------------------------------------------------------------------------------------------------------------------------
Gas Utilities--0.2%
Funding Corp./Beaver Valley Funding Corp., 9% Second Lease Obligation Bonds, 6/1/17(3)              989,000            1,068,120
                                                                                                                     -----------
Total Non-Convertible Corporate Bonds and Notes (Cost $50,172,610)                                                    44,705,231
================================================================================================================================
Convertible Corporate Bonds and Notes--0.7%
--------------------------------------------------------------------------------------------------------------------------------
Affymetrix, Inc., 4.75% Cv. Sub. Nts., 2/15/07(4)                                                 1,000,000              740,000
--------------------------------------------------------------------------------------------------------------------------------
Amkor Technologies, Inc., 5% Cv. Nts., 3/15/07(4)                                                   750,000              499,688
--------------------------------------------------------------------------------------------------------------------------------
CNET Networks, Inc. 5% Cv. Unsec. Nts., 3/1/06                                                    1,000,000              661,250
--------------------------------------------------------------------------------------------------------------------------------
Juniper Networks, Inc., 4.75% Cv. Unsec. Sub. Nts., 3/15/07                                         500,000              510,625
--------------------------------------------------------------------------------------------------------------------------------
Level 3 Communications, Inc., 6% Cv. Unsec. Sub. Nts., 3/15/10                                    1,000,000              510,000
--------------------------------------------------------------------------------------------------------------------------------
Nextel Communications, Inc., 5.25% Cv. Sr. Nts., 1/15/10(4)                                         700,000              509,250
--------------------------------------------------------------------------------------------------------------------------------
Photronics, Inc., 6% Cv. Sub. Nts., 6/1/04                                                          750,000              766,875
                                                                                                                     -----------
Total Convertible Corporate Bonds and Notes (Cost $4,770,253)                                                          4,197,688
================================================================================================================================
Structured Instruments--0.0%
--------------------------------------------------------------------------------------------------------------------------------
Credit Suisse First Boston Corp. (New York Branch), Carnival Corp. Equity Linked Nts.,
7%, 7/17/02(3) (Cost $156,164)                                                                      159,120              202,878

                                                                   Date           Strike        Contracts
================================================================================================================================
Options Purchased--0.0%
--------------------------------------------------------------------------------------------------------------------------------
Philip Morris Cos., Inc. Call (Cost $57,000)                       1/22/01         $35                 250              231,250

                                                                                                Principal
                                                                                                Amount
================================================================================================================================
Repurchase Agreements--8.4%
--------------------------------------------------------------------------------------------------------------------------------
Repurchase agreement with Banc One Capital Markets, Inc.,
5.75%, dated 12/29/00, to be repurchased at $49,780,784
on 1/2/01, collateralized by U.S. Treasury Bonds,
6.625%--11.25%, 2/15/15--2/15/27, with a value of $9,228,432 and U.S. Treasury Nts., 5%--7.875%, 1/31/01--8/15/07, with a value
of $41,586,388 (Cost $49,749,000)                                                               $49,749,000           49,749,000
--------------------------------------------------------------------------------------------------------------------------------
Total Investments, at Value (Cost $521,112,494)                                                        99.2%         584,400,682
--------------------------------------------------------------------------------------------------------------------------------
Other Assets Net of Liabilities                                                                         0.8            4,897,162
                                                                                                -----------         ------------
Net Assets                                                                                            100.0%        $589,297,844
                                                                                                ===========         ============


                  Oppenheimer Multiple Strategies Fund/VA

--------------------------------------------------------------------------------
Statement of Investments  (Continued)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Principal amount is reported in U.S. Dollars, except for those denoted in the following currencies:
   AUD --  Australian Dollar                  GBP --  British Pound Sterling
   CAD --  Canadian Dollar                    NZD --  New Zealand Dollar
   DKK --  Danish Krone                       ZAR --  South African Rand

1. A sufficient amount of liquid assets has been designated to cover outstanding written call and put options, as follows:

                                             Contracts               Expiration    Exercise         Premium          Market Value
                                             Subject to Call         Date          Price            Received         See Note 1
--------------------------------------------------------------------------------------------------------------------------------
Aetna, Inc.                                     200                  1/22/01       $ 80.00          $ 54,400            $ 20,000
Alkermes, Inc.                                   80                  5/21/01         50.00            47,758              16,500
Analog Devices, Inc.                            100                  6/18/01         85.00            49,700              27,500
Bank of America Corp.                           300                  5/21/01         65.00            49,725               9,375
Brocade Communications Systems, Inc.             50                  1/22/01        100.00            30,549              25,000
Burlington Northern Santa Fe Corp.              130                  4/23/01         30.00            15,860              17,063
Chase Manhattan Corp.                           400                  6/18/01         65.00            43,799              25,000
Cisco Systems, Inc.                              66                  1/22/01         85.00            23,727                 413
Clear Channel Communications, Inc.               20                  1/22/01         90.00            14,940                 --
Coherent, Inc.                                  210                  5/21/01         75.00            67,620               9,188
Computer Associates International, Inc.          75                  2/19/01         35.00            21,337                 --
Computer Associates International, Inc.          75                  2/19/01         40.00            11,962                 --
Cooper Cameron Corp.                              7                  2/19/01         85.00             6,279                 875
Dynegy, Inc.                                     75                  3/19/01         55.00            38,211              60,000
Dynegy, Inc.                                     50                  3/19/01         60.00            34,224              28,750
Dynegy, Inc.                                    120                  6/18/01         55.00            97,140             123,000
Eastman Kodak Co.                               160                  4/23/01         55.00            26,520               3,000
Exxon Mobil Corp.                                50                  4/23/01        105.00             7,975               3,750
General Motors Corp., Cl. H                     180                  6/18/01         40.00            44,460               8,100
Hercules, Inc.                                   10                  6/18/01         25.00             1,220                 563
Human Genome Sciences, Inc.                      30                  4/23/01        105.00            49,641              17,625
Intel Corp.                                     320                  1/22/01         90.00           101,520                 --
Intel Corp.                                     400                  4/23/01         65.00            78,800               7,500
International Business Machines Corp.           280                  4/23/01        150.00            32,410               3,500
International Game Technology                   140                  4/23/01         40.00            43,330             136,500
Johnson & Johnson                                90                  1/22/01        115.00            23,355               2,813
Jones Apparel Group, Inc.                       250                  2/19/01         30.00            83,622              81,250
Knight Trading Group, Inc.                        5                  1/22/01         45.00             1,485                 --
Knight Trading Group, Inc.                       10                  1/22/01         50.00             1,970                 --
Merck & Co., Inc.                                62                  1/22/01        100.00            11,439               6,588
Methode Electronics, Inc., Cl. A                660                  4/23/01         65.00           171,264                 --
Morgan Stanley Dean Witter & Co.                 40                  4/23/01        110.00            11,880               5,500
Mylan Laboratories, Inc.                        230                  4/23/01         35.00            42,434               5,750
Peoplesoft, Inc.                                120                  4/23/01         55.00            85,137              29,250
Philip Morris Cos., Inc.                        200                  6/18/01         50.00            23,149              65,000
QLogic Corp.                                     40                  1/22/01        140.00            31,879                 750
RF Micro Devices, Inc.                          190                  5/21/01         50.00            39,804              34,435
SBC Communications, Inc.                        140                  4/23/01         65.00            36,432               5,250
STMicroelectronics NV, NY Registered Shares     110                  4/23/01         60.00            58,850              19,250
Santa Fe International Corp.                     80                  1/22/01         50.00            17,760                 --
Synopsys, Inc.                                  300                  6/18/01         40.00           152,845             348,750
Teradyne, Inc.                                  230                  4/23/01         70.00            28,060              25,875
Time Warner, Inc.                               135                  3/19/01        100.00            54,943                 --
Transocean Sedco Forex, Inc.                    100                  5/21/01         70.00            28,450              12,500



                Oppenheimer Multiple Strategies Fund/VA

--------------------------------------------------------------------------------
Statement of Investments  (Continued)
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
1. Outstanding written call and put options continued.

                                             Contracts               Expiration    Exercise       Premium            Market Value
                                             Subject to Call         Date          Price          Received           See Note 1
--------------------------------------------------------------------------------------------------------------------------------
Tyco International Ltd.                         120                  4/23/01       $ 60.00        $   55,138          $   43,500
Viacom, Inc., Cl. B                             165                  1/22/01         80.00            51,068                  --
Washington Mutual, Inc.                          96                  4/23/01         50.00            22,512              70,800
Yahoo!, Inc.                                      6                  1/22/01        270.00             3,132                  --
Yahoo!, Inc.                                     31                  4/23/01        100.00            20,831                 775
                                                                                                  ----------          ----------
                                                                                                  $2,050,546          $1,301,238
                                                                                                  ==========          ==========
                                             Contracts               Expiration    Exercise       Premium            Market Value
                                             Subject to Call         Date          Price          Received           See Note 1
--------------------------------------------------------------------------------------------------------------------------------
Microsoft Corp.                                  90                  4/23/01       $ 50.00        $   66,479          $   86,625


2. Non-income-producing security.
3. Identifies issues considered to be illiquid or restricted--See Note 7 of Notes to Financial Statements.
4. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $9,432,021 or 1.60% of the Fund's net assets as of December 31, 2000.
5. Units may be comprised of several components, such as debt and equity and/or warrants to purchase equity at some point in the future. For units which represent debt securities, principal amount disclosed represents total underlying principal.
6. Zero-coupon bond reflects the effective yield on the date of purchase.
7. Represents the current interest rate for a variable or increasing rate security.
8. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.
9. Issuer is in default.

See accompanying Notes to Financial Statements.



                  Oppenheimer Multiple Strategies Fund/VA

--------------------------------------------------------------------------------
Statement of Assets and Liabilities  December 31, 2000
--------------------------------------------------------------------------------

================================================================================================================================
Assets
Investments, at value (cost $521,112,494)--see accompanying statement                                               $584,400,682
--------------------------------------------------------------------------------------------------------------------------------
Cash--collateral for Microsoft Corp. put                                                                                 140,650
--------------------------------------------------------------------------------------------------------------------------------
Receivables and other assets:
Interest                                                                                                               4,525,036
Investments sold                                                                                                       2,900,626
Shares of beneficial interest sold                                                                                       191,180
Other                                                                                                                      6,089
                                                                                                                     -----------
Total assets                                                                                                         592,164,263
================================================================================================================================
Liabilities
Bank overdraft                                                                                                            14,953
--------------------------------------------------------------------------------------------------------------------------------
Unrealized depreciation on foreign currency contracts                                                                     10,518
--------------------------------------------------------------------------------------------------------------------------------
Options written, at value (premiums received $2,117,025)--see accompanying statement                                   1,387,863
--------------------------------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased                                                                                                  1,081,652
Shares of beneficial interest redeemed                                                                                   327,804
Trustees' compensation                                                                                                     2,230
Transfer and shareholder servicing agent fees                                                                                 16
Other                                                                                                                     41,383
                                                                                                                     -----------
Total liabilities                                                                                                      2,866,419
================================================================================================================================
Net Assets                                                                                                          $589,297,844
                                                                                                                    ============
================================================================================================================================
Composition of Net Assets
Par value of shares of beneficial interest                                                                          $     35,603
--------------------------------------------------------------------------------------------------------------------------------
Additional paid-in capital                                                                                           473,435,465
--------------------------------------------------------------------------------------------------------------------------------
Undistributed net investment income                                                                                   22,670,745
--------------------------------------------------------------------------------------------------------------------------------
Accumulated net realized gain on investments and foreign currency transactions                                        29,091,035
--------------------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments and translation of
assets and liabilities denominated in foreign currencies                                                              64,064,996
                                                                                                                    ------------
Net assets--applicable to 35,602,797 shares of beneficial interest outstanding                                      $589,297,844
                                                                                                                    ============
================================================================================================================================
Net Asset Value, Redemption Price Per Share and Offering Price Per Share                                                  $16.55

See accompanying Notes to Financial Statements.


                Oppenheimer Multiple Strategies Fund/VA

--------------------------------------------------------------------------------
Statement of Operations  For the Year Ended December 31, 2000
--------------------------------------------------------------------------------

================================================================================================================================
Investment Income
Interest (net of foreign withholding taxes of $4,005)                                                                $23,768,730
--------------------------------------------------------------------------------------------------------------------------------
Dividends (net of foreign withholding taxes of $69,480)                                                                5,206,625
                                                                                                                     -----------
Total income                                                                                                          28,975,355
================================================================================================================================
Expenses
Management fees                                                                                                        4,090,208
--------------------------------------------------------------------------------------------------------------------------------
Custodian fees and expenses                                                                                               67,649
--------------------------------------------------------------------------------------------------------------------------------
Trustees' compensation                                                                                                    10,277
--------------------------------------------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees                                                                              1,932
--------------------------------------------------------------------------------------------------------------------------------
Other                                                                                                                    134,008
                                                                                                                     -----------
Total expenses                                                                                                         4,304,074
Less expenses paid indirectly                                                                                            (11,724)
                                                                                                                     -----------
Net expenses                                                                                                           4,292,350
================================================================================================================================
Net Investment Income                                                                                                 24,683,005
================================================================================================================================
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments (including premiums on options exercised)                                                                 33,243,704
Closing and expiration of option contracts written                                                                     1,658,405
Foreign currency transactions                                                                                         (2,582,418)
                                                                                                                     -----------
Net realized gain                                                                                                     32,319,691
--------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized depreciation on:
Investments                                                                                                          (15,487,439)
Translation of assets and liabilities denominated in foreign currencies                                               (5,099,283)
                                                                                                                     -----------
Net change                                                                                                           (20,586,722)
                                                                                                                     -----------
Net realized and unrealized gain                                                                                      11,732,969
================================================================================================================================
Net Increase in Net Assets Resulting from Operations                                                                 $36,415,974
                                                                                                                     ===========

See accompanying Notes to Financial Statements.


                  Oppenheimer Multiple Strategies Fund/VA

--------------------------------------------------------------------------------
Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                                               Year Ended December 31,
                                                                                               2000                 1999
================================================================================================================================
Operations
Net investment income                                                                          $ 24,683,005         $ 26,455,258
--------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss)                                                                         32,319,691           36,392,711
--------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)                                            (20,586,722)           3,140,414
                                                                                               ------------         ------------
Net increase in net assets resulting from operations                                             36,415,974           65,988,383
================================================================================================================================
Dividends and/or Distributions to Shareholders
Dividends from net investment income                                                            (26,143,340)         (20,765,472)
--------------------------------------------------------------------------------------------------------------------------------
Distributions from net realized gain                                                            (37,970,659)         (30,037,334)
================================================================================================================================
Beneficial Interest Transactions
Net increase (decrease) in net assets resulting from
beneficial interest transactions                                                                 38,213,035          (58,736,044)
================================================================================================================================
Net Assets
Total increase (decrease)                                                                        10,515,010          (43,550,467)
--------------------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                             578,782,834          622,333,301
                                                                                               ------------         ------------
End of period (including undistributed net investment
income of $22,670,745 and $25,784,656, respectively)                                           $589,297,844         $578,782,834
                                                                                               ============         ============

See accompanying Notes to Financial Statements.

                Oppenheimer Multiple Strategies Fund/VA

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

                                                             Year Ended December 31,
                                                             2000             1999            1998         1997         1996
================================================================================================================================
Per Share Operating Data
Net asset value, beginning of period                           $17.46           $17.05          $17.01       $15.63       $14.55
--------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income                                             .72              .82             .71          .62          .72
Net realized and unrealized gain                                  .38             1.04             .42         1.95         1.45
--------------------------------------------------------------------------------------------------------------------------------
Total income from investment operations                          1.10             1.86            1.13         2.57         2.17
--------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                             (.82)            (.59)           (.16)        (.61)        (.74)
Distributions from net realized gain                            (1.19)            (.86)           (.93)        (.58)        (.35)
--------------------------------------------------------------------------------------------------------------------------------
Total dividends and/or distributions to shareholders            (2.01)           (1.45)          (1.09)       (1.19)       (1.09)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                 $16.55           $17.46          $17.05       $17.01       $15.63
                                                               ======           ======          ======       ======       ======
================================================================================================================================
Total Return, at Net Asset Value(1)                              6.44%           11.80%           6.66%       17.22       %15.50%
================================================================================================================================
Ratios/Supplemental Data
Net assets, end of period (in thousands)                     $589,298         $578,783        $622,333     $637,545     $484,285
--------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                            $566,724         $593,151        $640,131     $564,369     $428,277
--------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:(2)
Net investment income                                            4.36%            4.46%           4.05%        3.86%        4.89%
Expenses                                                         0.76%            0.73%           0.76%(3)     0.75%(3)     0.77%(3)
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                            42%              17%             43%          42%          40%

1. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
2. Annualized for periods of less than one full year.
3. Expense ratio has not been grossed up to reflect the effect of expenses paid indirectly.

See accompanying Notes to Financial Statements.

                  Oppenheimer Multiple Strategies Fund/VA

--------------------------------------------------------------------------------
Notes to Financial Statements
--------------------------------------------------------------------------------

================================================================================
1. Significant Accounting Policies
Oppenheimer Multiple Strategies Fund/VA (the Fund) is a separate series of Oppenheimer Variable Account Funds (the Trust), an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek a high total investment return, which includes current income and capital appreciation in the value of its shares. The Trust's investment advisor is OppenheimerFunds, Inc. (the Manager). The following is a summary of significant accounting policies consistently followed by the Fund.
--------------------------------------------------------------------------------
Securities Valuation. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Trustees, or at their fair value. Fair value is determined in good faith under consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).
--------------------------------------------------------------------------------
Structured Notes. The Fund invests in foreign currency-linked structured notes whose market value and redemption price are linked to foreign currency exchange rates. The structured notes are leveraged, which increases the notes' volatility relative to the principal of the security. Fluctuations in value of these securities are recorded as unrealized gains and losses in the accompanying financial statements. As of December 31, 2000, the market value of these securities comprised less than 0.1% of the Fund's net assets and resulted in unrealized gains in the current period of $46,714.
--------------------------------------------------------------------------------
Security Credit Risk. The Fund invests in high-yield securities, which may be subject to a greater degree of credit risk, greater market fluctuations and risk of loss of income and principal, and may be more sensitive to economic conditions than lower yielding, higher rated fixed income securities. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of December 31, 2000, securities with an aggregate market value of $122,500, representing 0.02% of the Fund's net assets, were in default.
--------------------------------------------------------------------------------
Foreign Currency Translation. The accounting records of the Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.
     The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.
--------------------------------------------------------------------------------
Repurchase Agreements. The Fund requires the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.
--------------------------------------------------------------------------------
Federal Taxes. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers to shareholders.
--------------------------------------------------------------------------------
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

                Oppenheimer Multiple Strategies Fund/VA

--------------------------------------------------------------------------------
Notes to Financial Statements  (Continued)
--------------------------------------------------------------------------------

================================================================================
1. Significant Accounting Policies  (continued)
Classification of Dividends and Distributions to Shareholders. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes primarily because of the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.
     The Fund adjusts the classification of distributions to shareholders to reflect the differences between financial statement amounts and distributions determined in accordance with income tax regulations. Accordingly, during the year ended December 31, 2000, amounts have been reclassified to reflect an increase in paid-in capital of $3,164,521, a decrease in undistributed net investment income of $1,653,576, and a decrease in accumulated net realized gain on investments of $1,510,945. This reclassification includes $3,164,521 distributed in connection with Fund share redemptions which increased paid-in capital and reduced accumulated net realized gain. Net assets of the Fund were unaffected by the reclassifications.
--------------------------------------------------------------------------------
Expense Offset Arrangements. Expenses paid indirectly represent a reduction of custodian fees for earnings on cash balances maintained by the Fund.
--------------------------------------------------------------------------------
Other. Investment transactions are accounted for as of trade date and dividend income is recorded on the ex-dividend date. Realized gains and losses on investments and options written and unrealized appreciation and depreciation are determined on an identified cost basis, which is the same basis used for federal income tax purposes.
     The Fund will adopt the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, effective for fiscal years beginning after December 15, 2000. As required, the Fund will begin amortizing premiums on debt securities effective January 1, 2001. Prior to this date, the Fund did not amortize premiums on debt securities. The cumulative effect of this accounting change will have no impact on the total net assets of the Fund, but will result in a $2,003,025 decrease to cost of securities and a corresponding $2,003,025 increase in net unrealized appreciation, based on securities held as of December 31, 2000.
     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

================================================================================
2. Shares of Beneficial Interest
The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest. Transactions in shares of beneficial interest were as follows:

                                                       Year Ended December 31, 2000          Year Ended December 31, 1999
                                                       ----------------------------------    -------------------------------
                                                       Shares          Amount                Shares            Amount
----------------------------------------------------------------------------------------------------------------------------
Sold                                                    5,866,277     $  97,138,029           1,494,012        $  25,019,610
Dividends and/or distributions reinvested               3,923,745        64,113,999           3,209,274           50,802,806
Redeemed                                               (7,335,615)     (123,038,993)         (8,052,445)        (134,558,460)
                                                       ----------     -------------          ----------        -------------
Net increase (decrease)                                 2,454,407     $  38,213,035          (3,349,159)       $ (58,736,044)
                                                       ==========     =============          ==========        =============


                  Oppenheimer Multiple Strategies Fund/VA

--------------------------------------------------------------------------------
Notes to Financial Statements  (Continued)
--------------------------------------------------------------------------------

================================================================================
3. Purchases and Sales of Securities
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended December 31, 2000, were $223,451,408 and $235,900,737, respectively.

As of December 31, 2000, unrealized appreciation (depreciation) based on cost of securities for federal income tax purposes of $521,477,407 was:

                   Gross unrealized appreciation            $100,184,089
                   Gross unrealized depreciation             (37,260,815)
                                                            ------------
                   Net unrealized depreciation              $ 62,923,274
                                                            ============

================================================================================
4. Fees and Other Transactions with Affiliates
Management Fees. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Trust. The annual fees are 0.75% of the first $200 million of average annual net assets, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million and 0.60% of average annual net assets over $800 million. The Fund's management fee for the year ended December 31, 2000 was an annualized rate of 0.72%, before any waiver by the Manager if applicable.
--------------------------------------------------------------------------------
Transfer Agent Fees. OppenheimerFunds Services (OFS), a division of the Manager, is the transfer agent for the Fund and is responsible for maintaining the shareholder registry and shareholder accounting records for the Fund. OFS provides these services for cost. Effective January 1, 2001, the Fund ended the for cost agreement and began paying OFS on a fee per account basis to provide these services.

================================================================================
5. Foreign Currency Contracts
A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts for operational purposes and to seek to protect against adverse exchange rate fluctuations. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.
     The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates as provided by a reliable bank, dealer or pricing service. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities.
     The Fund may realize a gain or loss upon the closing or settlement of the foreign currency transactions. Realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.
     Securities denominated in foreign currency to cover net exposure on outstanding foreign currency contracts are noted in the Statement of Investments where applicable.

As of December 31, 2000, the Fund had outstanding foreign currency contracts as follows:

                                                       Expiration        Contract               Valuation as of         Unrealized
Contract Description                                   Date              Amount (000s)          December 31, 2000       Depreciation
------------------------------------------------------------------------------------------------------------------------------------
Contracts to Sell
-----------------
Euro (EUR)                                              1/3/01           1,048 EUR               $983,929                    $10,518
                                                                                                                             =======
------------------------------------------------------------------------------------------------------------------------------------

================================================================================
6. Option Activity
The Fund may buy and sell put and call options, or write put and covered call options on portfolio securities in order to produce incremental earnings or protect against changes in the value of portfolio securities.
     The Fund generally purchases put options or writes covered call options to hedge against adverse movements in the value of portfolio holdings. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.


                    Oppenheimer Multiple Strategies Fund/VA

--------------------------------------------------------------------------------
Notes to Financial Statements  (Continued)
--------------------------------------------------------------------------------

================================================================================
6. Option Activity  (continued)
     Options are valued daily based upon the last sale price on the principal exchange on which the option is traded and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon the expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.
     Securities designated to cover outstanding call options are noted in the Statement of Investments where applicable. Shares subject to call, expiration date, exercise price, premium received and market value are detailed in a note to the Statement of Investments. Options written are reported as a liability in the Statement of Assets and Liabilities. Realized gains and losses are reported in the Statement of Operations.
     The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

Written option activity for the year ended December 31, 2000, was as follows:

                                                            Call Options                             Put Options
--------------------------------------------------------------------------------------------------------------------------------
                                                            Number of         Amount of              Number of         Amount of
                                                            Contracts         Premiums               Contracts         Premiums
--------------------------------------------------------------------------------------------------------------------------------
Options outstanding as of December 31, 1999                  2,352            $ 1,252,164             -                 $     -
Options written                                             14,407              5,078,053            90                  66,479
Options closed or expired                                   (6,279)            (3,015,955)            -                       -
Options exercised                                           (3,542)            (1,263,716)            -                       -
                                                            ------            -----------            --                 -------
Options outstanding as of December 31, 2000                  6,938            $ 2,050,546            90                 $66,479
                                                            ======            ===========            ==                 =======

================================================================================
7. Illiquid or Restricted Securities
As of December 31, 2000, investments in securities included issues that are illiquid or restricted. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or its valuation has not changed for a certain period of time. The Fund intends to invest no more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. The aggregate value of illiquid or restricted securities subject to this limitation as of December 31, 2000, was $16,433,869, which represents 2.79% of the Fund's net assets, of which $1,372 is considered restricted. Information concerning restricted securities is as follows:

                                                                                                Valuation Per
                                                                                                Unit as of
                                                         Acquisition        Cost Per            December 31,        Unrealized
Security                                                 Date               Unit                2000                Depreciation
--------------------------------------------------------------------------------------------------------------------------------
Stocks and Warrants
Intermedia Communications, Inc.                          9/29/98-           $15.25              $6.83               $1,692
                                                         12/29/98

             Oppenheimer Main Street Growth & Income Fund/VA

--------------------------------------------------------------------------------
Independent Auditors' Report
--------------------------------------------------------------------------------


================================================================================
To the Board of Trustees and Shareholders of Oppenheimer Main Street Growth & Income Fund/VA:

We have audited the accompanying statement of assets and liabilities of Oppenheimer Main Street Growth & Income Fund/VA (which is a series of Oppenheimer Variable Account Funds), including the statement of investments, as of December 31, 2000, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
     We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2000, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer Main Street Growth & Income Fund/VA as of December 31, 2000, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

Deloitte & Touche LLP

Denver, Colorado
January 23, 2001


--------------------------------------------------------------------------------
Statement of Investments  December 31, 2000
--------------------------------------------------------------------------------

                                                                                                                    Market Value
                                                                                                    Shares            See Note 1
================================================================================================================================
Common Stocks--95.0%
--------------------------------------------------------------------------------------------------------------------------------
Basic Materials--1.4%
--------------------------------------------------------------------------------------------------------------------------------
Chemicals--0.6%
Air Products & Chemicals, Inc.                                                                       12,000          $   492,000
--------------------------------------------------------------------------------------------------------------------------------
Dow Chemical Co.                                                                                     15,200              556,700
--------------------------------------------------------------------------------------------------------------------------------
Du Pont (E.I.) de Nemours & Co.                                                                      71,500            3,454,344
--------------------------------------------------------------------------------------------------------------------------------
Ecolab, Inc.                                                                                          6,900              297,994
--------------------------------------------------------------------------------------------------------------------------------
Engelhard Corp.                                                                                       6,300              128,362
--------------------------------------------------------------------------------------------------------------------------------
Union Carbide Corp.                                                                                  20,500            1,103,156
--------------------------------------------------------------------------------------------------------------------------------
Universal Corp.                                                                                       3,500              122,500
                                                                                                                     -----------
                                                                                                                       6,155,056
--------------------------------------------------------------------------------------------------------------------------------
Metals--0.5%
AK Steel Holding Corp.                                                                               16,700              146,125
--------------------------------------------------------------------------------------------------------------------------------
Alcan Aluminium Ltd.                                                                                  8,800              300,850
--------------------------------------------------------------------------------------------------------------------------------
Alcoa, Inc.                                                                                         107,800            3,611,300
--------------------------------------------------------------------------------------------------------------------------------
Carpenter Technology Corp.                                                                            4,300              150,500
--------------------------------------------------------------------------------------------------------------------------------
Inco Ltd.(1)                                                                                         37,900              635,204
--------------------------------------------------------------------------------------------------------------------------------
Reliance Steel & Aluminum Co.                                                                         7,500              185,625
                                                                                                                     -----------
                                                                                                                       5,029,604
--------------------------------------------------------------------------------------------------------------------------------
Paper--0.3%
Pactiv Corp.(1)                                                                                      22,800              282,150
--------------------------------------------------------------------------------------------------------------------------------
Rayonier, Inc.                                                                                        8,000              318,500
--------------------------------------------------------------------------------------------------------------------------------
Westvaco Corp.                                                                                        7,000              204,312
--------------------------------------------------------------------------------------------------------------------------------
Weyerhaeuser Co.                                                                                     36,300            1,842,225
                                                                                                                     -----------
                                                                                                                       2,647,187
--------------------------------------------------------------------------------------------------------------------------------
Capital Goods--8.9%
--------------------------------------------------------------------------------------------------------------------------------
Aerospace/Defense--1.0%
Boeing Co.                                                                                          125,800            8,302,800
--------------------------------------------------------------------------------------------------------------------------------
General Dynamics Corp.                                                                               12,000              936,000
--------------------------------------------------------------------------------------------------------------------------------
Lockheed Martin Corp.                                                                                15,000              509,250
                                                                                                                     -----------
                                                                                                                       9,748,050
--------------------------------------------------------------------------------------------------------------------------------
Electrical Equipment--4.3%
Amphenol Corp., Cl. A(1)                                                                              4,800              188,100
--------------------------------------------------------------------------------------------------------------------------------
AVX Corp.                                                                                            68,900            1,128,237
--------------------------------------------------------------------------------------------------------------------------------
Emerson Electric Co.                                                                                 40,400            3,184,025
--------------------------------------------------------------------------------------------------------------------------------
General Electric Co.                                                                                681,300           32,659,819
--------------------------------------------------------------------------------------------------------------------------------
Integrated Device Technology, Inc.(1)                                                                34,100            1,129,562
--------------------------------------------------------------------------------------------------------------------------------
Kemet Corp.(1)                                                                                       11,600              175,450
--------------------------------------------------------------------------------------------------------------------------------
Molex, Inc., Cl. A                                                                                   38,150              970,441
--------------------------------------------------------------------------------------------------------------------------------
Powerwave Technologies, Inc.(1)                                                                       9,400              549,900
--------------------------------------------------------------------------------------------------------------------------------
Rockwell International Corp.                                                                         25,600            1,219,200
--------------------------------------------------------------------------------------------------------------------------------
SPX Corp.(1)                                                                                          9,200              995,325
--------------------------------------------------------------------------------------------------------------------------------
Symbol Technologies, Inc.                                                                             7,925              285,300
--------------------------------------------------------------------------------------------------------------------------------
Technitrol, Inc.                                                                                      2,900              119,262
--------------------------------------------------------------------------------------------------------------------------------
Vishay Intertechnology, Inc.(1)                                                                      53,600              810,700
                                                                                                                     -----------
                                                                                                                      43,415,321

              Oppenheimer Main Street Growth & Income Fund/VA

--------------------------------------------------------------------------------
Statement of Investments  (Continued)
--------------------------------------------------------------------------------

                                                                                                                    Market Value
                                                                                                    Shares            See Note 1
--------------------------------------------------------------------------------------------------------------------------------
Industrial Services--0.2%
Forrester Research, Inc.(1)                                                                           7,400          $   370,462
--------------------------------------------------------------------------------------------------------------------------------
Miller (Herman), Inc.                                                                                18,300              526,125
--------------------------------------------------------------------------------------------------------------------------------
Quanta Services, Inc.(1)                                                                              8,500              273,594
--------------------------------------------------------------------------------------------------------------------------------
Robert Half International, Inc.(1)                                                                   15,400              408,100
--------------------------------------------------------------------------------------------------------------------------------
Waste Connections, Inc.(1)                                                                            6,000              198,375
                                                                                                                     -----------
                                                                                                                       1,776,656
--------------------------------------------------------------------------------------------------------------------------------
Manufacturing--3.4%
American Standard Cos., Inc.(1)                                                                      75,000            3,698,437
--------------------------------------------------------------------------------------------------------------------------------
Avery-Dennison Corp.                                                                                 36,400            1,997,450
--------------------------------------------------------------------------------------------------------------------------------
Ball Corp.                                                                                            2,300              105,944
--------------------------------------------------------------------------------------------------------------------------------
Bemis Co., Inc.                                                                                       9,000              302,062
--------------------------------------------------------------------------------------------------------------------------------
Cooper Industries, Inc.                                                                              13,900              638,531
--------------------------------------------------------------------------------------------------------------------------------
Corning, Inc.                                                                                        40,300            2,128,344
--------------------------------------------------------------------------------------------------------------------------------
Deere & Co.                                                                                          13,200              604,725
--------------------------------------------------------------------------------------------------------------------------------
Dover Corp.                                                                                          53,400            2,166,037
--------------------------------------------------------------------------------------------------------------------------------
Honeywell International, Inc.                                                                        40,475            1,914,973
--------------------------------------------------------------------------------------------------------------------------------
Illinois Tool Works, Inc.                                                                            17,800            1,060,212
--------------------------------------------------------------------------------------------------------------------------------
Jabil Circuit, Inc.(1)                                                                               20,000              507,500
--------------------------------------------------------------------------------------------------------------------------------
Mettler-Toledo International, Inc.(1)                                                                 6,000              326,250
--------------------------------------------------------------------------------------------------------------------------------
Microchip Technology, Inc.(1)                                                                        12,050              264,347
--------------------------------------------------------------------------------------------------------------------------------
Millipore Corp.                                                                                       2,600              163,800
--------------------------------------------------------------------------------------------------------------------------------
Minnesota Mining & Manufacturing Co.                                                                 31,900            3,843,950
--------------------------------------------------------------------------------------------------------------------------------
Parker-Hannifin Corp.                                                                                 7,600              335,350
--------------------------------------------------------------------------------------------------------------------------------
Plexus Corp.(1)                                                                                       9,000              273,516
--------------------------------------------------------------------------------------------------------------------------------
Sanmina Corp.(1)                                                                                     11,300              865,862
--------------------------------------------------------------------------------------------------------------------------------
Solectron Corp.(1)                                                                                   11,000              372,900
--------------------------------------------------------------------------------------------------------------------------------
Tektronix, Inc.                                                                                      35,200            1,185,800
--------------------------------------------------------------------------------------------------------------------------------
Tyco International Ltd.                                                                             191,966           10,654,113
--------------------------------------------------------------------------------------------------------------------------------
United Technologies Corp.                                                                            14,500            1,140,062
                                                                                                                     -----------
                                                                                                                      34,550,165
--------------------------------------------------------------------------------------------------------------------------------
Communication Services--4.2%
--------------------------------------------------------------------------------------------------------------------------------
Telecommunications: Long Distance--2.5%
AT&T Corp.                                                                                          397,800            6,886,912
--------------------------------------------------------------------------------------------------------------------------------
Broadcom Corp., Cl. A(1)                                                                             14,900            1,251,600
--------------------------------------------------------------------------------------------------------------------------------
BroadWing, Inc.                                                                                      13,600              310,250
--------------------------------------------------------------------------------------------------------------------------------
Brocade Communications Systems, Inc.(1)                                                              17,600            1,615,900
--------------------------------------------------------------------------------------------------------------------------------
Comverse Technology, Inc.(1)                                                                          6,200              673,475
--------------------------------------------------------------------------------------------------------------------------------
Efficient Networks, Inc.(1)                                                                           6,500               92,625
--------------------------------------------------------------------------------------------------------------------------------
Exodus Communications, Inc.(1)                                                                       18,900              378,000
--------------------------------------------------------------------------------------------------------------------------------
Intermedia Communications, Inc.(1)(2)                                                                 1,230                8,399
--------------------------------------------------------------------------------------------------------------------------------
Qwest Communications International, Inc.(1)                                                         143,600            5,887,600
--------------------------------------------------------------------------------------------------------------------------------
Sprint Corp. (Fon Group)                                                                             47,000              954,687
--------------------------------------------------------------------------------------------------------------------------------
Telephone & Data Systems, Inc.                                                                          900               81,000
--------------------------------------------------------------------------------------------------------------------------------
Time Warner Telecom, Inc., Cl. A(1)                                                                   4,000              253,750


              Oppenheimer Main Street Growth & Income Fund/VA

--------------------------------------------------------------------------------
Statement of Investments  (Continued)
--------------------------------------------------------------------------------

                                                                                                                    Market Value
                                                                                                    Shares            See Note 1
--------------------------------------------------------------------------------------------------------------------------------
Telecommunications: Long Distance  (continued)
Tollgrade Communications, Inc.(1)                                                                     4,900          $   178,850
--------------------------------------------------------------------------------------------------------------------------------
Verizon Communications                                                                              105,056            5,265,932
--------------------------------------------------------------------------------------------------------------------------------
WorldCom, Inc.(1)                                                                                   135,000            1,898,437
                                                                                                                     -----------
                                                                                                                      25,737,417
--------------------------------------------------------------------------------------------------------------------------------
Telephone Utilities--1.5%
BellSouth Corp.                                                                                     183,800            7,524,312
--------------------------------------------------------------------------------------------------------------------------------
SBC Communications, Inc.                                                                            160,500            7,663,875
                                                                                                                     -----------
                                                                                                                      15,188,187
--------------------------------------------------------------------------------------------------------------------------------
Telecommunications: Wireless--0.2%
Amdocs Ltd.(1)                                                                                       27,000            1,788,750
--------------------------------------------------------------------------------------------------------------------------------
AT&T Wireless Group                                                                                  37,800              654,412
                                                                                                                     -----------
                                                                                                                       2,443,162
--------------------------------------------------------------------------------------------------------------------------------
Consumer Cyclicals--6.9%
--------------------------------------------------------------------------------------------------------------------------------
Autos & Housing--0.8%
Bandag, Inc.                                                                                          2,000               81,125
--------------------------------------------------------------------------------------------------------------------------------
Centex Construction Products, Inc.                                                                    3,000               81,937
--------------------------------------------------------------------------------------------------------------------------------
Delphi Automotive Systems Corp.                                                                      46,131              518,974
--------------------------------------------------------------------------------------------------------------------------------
Ford Motor Co.                                                                                      123,815            2,901,914
--------------------------------------------------------------------------------------------------------------------------------
Fortune Brands, Inc.                                                                                  6,700              201,000
--------------------------------------------------------------------------------------------------------------------------------
General Motors Corp.                                                                                 27,600            1,405,875
--------------------------------------------------------------------------------------------------------------------------------
Johnson Controls, Inc.                                                                                6,700              348,400
--------------------------------------------------------------------------------------------------------------------------------
Lafarge Corp.                                                                                         8,100              191,362
--------------------------------------------------------------------------------------------------------------------------------
Lear Corp.(1)                                                                                        20,700              513,619
--------------------------------------------------------------------------------------------------------------------------------
NVR, Inc.(1)                                                                                          7,000              865,200
--------------------------------------------------------------------------------------------------------------------------------
Ryland Group, Inc. (The)                                                                             10,500              427,875
--------------------------------------------------------------------------------------------------------------------------------
Toll Brothers, Inc.(1)                                                                               10,000              408,750
--------------------------------------------------------------------------------------------------------------------------------
Vulcan Materials Co.                                                                                  5,000              239,375
--------------------------------------------------------------------------------------------------------------------------------
Webb (Del E.) Corp.(1)                                                                                4,300              125,775
                                                                                                                     -----------
                                                                                                                       8,311,181
--------------------------------------------------------------------------------------------------------------------------------
Consumer Services--0.2%
Avis Group Holdings, Inc., Cl. A(1)                                                                  18,000              586,125
--------------------------------------------------------------------------------------------------------------------------------
Dun & Bradstreet Corp.(1)                                                                             6,000              155,250
--------------------------------------------------------------------------------------------------------------------------------
Moody's Corp.                                                                                        12,000              308,250
--------------------------------------------------------------------------------------------------------------------------------
Omnicom Group, Inc.                                                                                   9,900              820,462
--------------------------------------------------------------------------------------------------------------------------------
TMP Worldwide, Inc.(1)                                                                                2,800              154,000
--------------------------------------------------------------------------------------------------------------------------------
Vivendi Universal SA, Sponsored ADR(1)                                                                3,280              214,225
                                                                                                                     -----------
                                                                                                                       2,238,312
--------------------------------------------------------------------------------------------------------------------------------
Leisure & Entertainment--0.5%
Brunswick Corp.                                                                                      49,800              818,587
--------------------------------------------------------------------------------------------------------------------------------
Harley-Davidson, Inc.                                                                                18,200              723,450
--------------------------------------------------------------------------------------------------------------------------------
Marriott International, Inc., Cl. A                                                                  13,500              570,375
--------------------------------------------------------------------------------------------------------------------------------
MGM Mirage, Inc.                                                                                     30,648              863,890
--------------------------------------------------------------------------------------------------------------------------------
Park Place Entertainment Corp.(1)                                                                   105,000            1,253,437
--------------------------------------------------------------------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, Inc.                                                            16,700              588,675
                                                                                                                     -----------
                                                                                                                       4,818,414

                Oppenheimer Main Street Growth & Income Fund/VA

--------------------------------------------------------------------------------
Statement of Investments  (Continued)
--------------------------------------------------------------------------------

                                                                                                                    Market Value
                                                                                                    Shares            See Note 1
--------------------------------------------------------------------------------------------------------------------------------
Media--1.7%
Deluxe Corp.                                                                                          2,200          $    55,594
--------------------------------------------------------------------------------------------------------------------------------
Dow Jones & Co., Inc.                                                                                15,400              872,025
--------------------------------------------------------------------------------------------------------------------------------
Gannett Co., Inc.                                                                                    46,200            2,913,487
--------------------------------------------------------------------------------------------------------------------------------
Harland (John H.) Co.                                                                                10,000              141,250
--------------------------------------------------------------------------------------------------------------------------------
Harte-Hanks, Inc.                                                                                    11,000              260,562
--------------------------------------------------------------------------------------------------------------------------------
Havas Advertising SA, ADR(1)                                                                          6,855               96,827
--------------------------------------------------------------------------------------------------------------------------------
Interpublic Group of Cos., Inc.                                                                      23,700            1,008,731
--------------------------------------------------------------------------------------------------------------------------------
Knight-Ridder, Inc.                                                                                  14,800              841,750
--------------------------------------------------------------------------------------------------------------------------------
McGraw-Hill, Inc.                                                                                    15,400              902,825
--------------------------------------------------------------------------------------------------------------------------------
New York Times Co., Cl. A                                                                            44,000            1,762,750
--------------------------------------------------------------------------------------------------------------------------------
R.H. Donnelley Corp.(1)                                                                              11,200              272,300
--------------------------------------------------------------------------------------------------------------------------------
Readers Digest Assn., Inc. (The), Cl. A                                                              52,700            2,061,887
--------------------------------------------------------------------------------------------------------------------------------
Time Warner, Inc.                                                                                    73,320            3,830,237
--------------------------------------------------------------------------------------------------------------------------------
Tribune Co.                                                                                          12,000              507,000
--------------------------------------------------------------------------------------------------------------------------------
USA Networks, Inc.(1)                                                                                70,000            1,360,625
                                                                                                                     -----------
                                                                                                                      16,887,850
--------------------------------------------------------------------------------------------------------------------------------
Retail: General--2.0%
Kohl's Corp.(1)                                                                                      22,300            1,360,300
--------------------------------------------------------------------------------------------------------------------------------
May Department Stores Co.                                                                            32,300            1,057,825
--------------------------------------------------------------------------------------------------------------------------------
Sears Roebuck & Co.                                                                                  54,300            1,886,925
--------------------------------------------------------------------------------------------------------------------------------
Wal-Mart Stores, Inc.                                                                               303,300           16,112,812
                                                                                                                     -----------
                                                                                                                      20,417,862
--------------------------------------------------------------------------------------------------------------------------------
Retail: Specialty--1.3%
Ann Taylor Stores Corp.(1)                                                                           13,900              346,631
--------------------------------------------------------------------------------------------------------------------------------
Best Buy Co., Inc.(1)                                                                                46,700            1,380,569
--------------------------------------------------------------------------------------------------------------------------------
BJ's Wholesale Club, Inc.(1)                                                                         10,800              414,450
--------------------------------------------------------------------------------------------------------------------------------
CDW Computer Centers, Inc.(1)                                                                         4,500              125,437
--------------------------------------------------------------------------------------------------------------------------------
Home Depot, Inc.                                                                                    134,000            6,122,125
--------------------------------------------------------------------------------------------------------------------------------
Insight Enterprises, Inc.(1)                                                                         10,425              186,998
--------------------------------------------------------------------------------------------------------------------------------
Intimate Brands, Inc., Cl. A                                                                          6,400               96,000
--------------------------------------------------------------------------------------------------------------------------------
Limited, Inc. (The)                                                                                 114,800            1,958,775
--------------------------------------------------------------------------------------------------------------------------------
Payless ShoeSource, Inc.(1)                                                                             650               45,987
--------------------------------------------------------------------------------------------------------------------------------
RadioShack Corp.                                                                                      5,600              239,750
--------------------------------------------------------------------------------------------------------------------------------
Ross Stores, Inc.                                                                                    34,700              585,562
--------------------------------------------------------------------------------------------------------------------------------
Tiffany & Co.                                                                                        33,800            1,068,925
--------------------------------------------------------------------------------------------------------------------------------
Zale Corp.(1)                                                                                        31,900              927,094
                                                                                                                     -----------
                                                                                                                      13,498,303

               Oppenheimer Main Street Growth & Income Fund/VA

--------------------------------------------------------------------------------
Statement of Investments  (Continued)
--------------------------------------------------------------------------------

                                                                                                                    Market Value
                                                                                                    Shares            See Note 1
--------------------------------------------------------------------------------------------------------------------------------
Textile/Apparel & Home Furnishings--0.4%
Jones Apparel Group, Inc.(1)                                                                        106,299          $ 3,421,499
--------------------------------------------------------------------------------------------------------------------------------
Linens 'N Things, Inc.                                                                                5,000              138,125
--------------------------------------------------------------------------------------------------------------------------------
Liz Claiborne, Inc.                                                                                  16,700              695,137
--------------------------------------------------------------------------------------------------------------------------------
Mohawk Industries, Inc.(1)                                                                            6,300              172,462
--------------------------------------------------------------------------------------------------------------------------------
Shaw Industries, Inc.                                                                                 3,200               60,600
--------------------------------------------------------------------------------------------------------------------------------
Too, Inc.(1)                                                                                          8,157              101,962
                                                                                                                     -----------
                                                                                                                       4,589,785
--------------------------------------------------------------------------------------------------------------------------------
Consumer Staples--6.3%
--------------------------------------------------------------------------------------------------------------------------------
Beverages--1.6%
Anheuser-Busch Cos., Inc.                                                                           123,000            5,596,500
--------------------------------------------------------------------------------------------------------------------------------
Coca-Cola Co. (The)                                                                                  85,900            5,234,531
--------------------------------------------------------------------------------------------------------------------------------
Constellation Brands, Inc., Cl. A(1)                                                                  2,700              158,625
--------------------------------------------------------------------------------------------------------------------------------
PepsiCo, Inc.                                                                                       107,800            5,342,837
                                                                                                                     -----------
                                                                                                                      16,332,493
--------------------------------------------------------------------------------------------------------------------------------
Broadcasting--0.4%
AT&T Corp./Liberty Media Corp., Cl. A(1)                                                            181,400            2,460,237
--------------------------------------------------------------------------------------------------------------------------------
Comcast Corp., Cl. A Special(1)                                                                      18,700              780,725
--------------------------------------------------------------------------------------------------------------------------------
Gemstar-TV Guide International, Inc.(1)                                                              22,000            1,014,750
--------------------------------------------------------------------------------------------------------------------------------
ValueVision International, Inc., Cl. A(1)                                                             2,900               36,612
                                                                                                                     -----------
                                                                                                                       4,292,324
--------------------------------------------------------------------------------------------------------------------------------
Entertainment--1.3%
Brinker International, Inc.(1)                                                                       18,000              760,500
--------------------------------------------------------------------------------------------------------------------------------
Darden Restaurants, Inc.                                                                             28,800              658,800
--------------------------------------------------------------------------------------------------------------------------------
Disney (Walt) Co.                                                                                   164,600            4,763,112
--------------------------------------------------------------------------------------------------------------------------------
P.F. Chang's China Bistro, Inc.(1)                                                                    7,100              223,206
--------------------------------------------------------------------------------------------------------------------------------
Ruby Tuesday, Inc.                                                                                   38,400              585,600
--------------------------------------------------------------------------------------------------------------------------------
Ryan's Family Steak Houses, Inc.(1)                                                                   5,900               55,681
--------------------------------------------------------------------------------------------------------------------------------
Viacom, Inc., Cl. B(1)                                                                              130,030            6,078,902
--------------------------------------------------------------------------------------------------------------------------------
Wendy's International, Inc.                                                                          14,000              367,500
                                                                                                                     -----------
                                                                                                                      13,493,301
--------------------------------------------------------------------------------------------------------------------------------
Food--0.6%
Agribrands International, Inc.(1)                                                                     7,900              422,650
--------------------------------------------------------------------------------------------------------------------------------
ConAgra Foods, Inc.                                                                                  54,200            1,409,200
--------------------------------------------------------------------------------------------------------------------------------
Heinz (H.J.) Co.                                                                                     28,800            1,366,200
--------------------------------------------------------------------------------------------------------------------------------
Keebler Foods Co.                                                                                     1,400               58,012
--------------------------------------------------------------------------------------------------------------------------------
Ralston Purina Co.                                                                                   12,000              313,500
--------------------------------------------------------------------------------------------------------------------------------
Sysco Corp.                                                                                          92,000            2,760,000
                                                                                                                     -----------
                                                                                                                       6,329,562

               Oppenheimer Main Street Growth & Income Fund/VA

--------------------------------------------------------------------------------
Statement of Investments  (Continued)
--------------------------------------------------------------------------------

                                                                                                                    Market Value
                                                                                                    Shares            See Note 1
--------------------------------------------------------------------------------------------------------------------------------
Food & Drug Retailers--0.6%
Kroger Co.(1)                                                                                        58,000          $ 1,569,625
--------------------------------------------------------------------------------------------------------------------------------
Safeway, Inc.(1)                                                                                     28,800            1,800,000
--------------------------------------------------------------------------------------------------------------------------------
Walgreen Co.                                                                                         61,000            2,550,562
                                                                                                                     -----------
                                                                                                                       5,920,187
--------------------------------------------------------------------------------------------------------------------------------
Household Goods--0.6%
Avon Products, Inc.                                                                                  21,000            1,005,375
--------------------------------------------------------------------------------------------------------------------------------
Clorox Co. (The)                                                                                     10,000              355,000
--------------------------------------------------------------------------------------------------------------------------------
Colgate-Palmolive Co.                                                                                24,600            1,587,930
--------------------------------------------------------------------------------------------------------------------------------
Energizer Holdings, Inc.(1)                                                                           5,400              115,425
--------------------------------------------------------------------------------------------------------------------------------
Kimberly-Clark Corp.                                                                                 49,400            3,492,086
                                                                                                                     -----------
                                                                                                                       6,555,816
--------------------------------------------------------------------------------------------------------------------------------
Tobacco--1.2%
Philip Morris Cos., Inc.                                                                            180,300            7,933,200
--------------------------------------------------------------------------------------------------------------------------------
R.J. Reynolds Tobacco Holdings, Inc.                                                                 89,300            4,353,375
                                                                                                                     -----------
                                                                                                                      12,286,575
--------------------------------------------------------------------------------------------------------------------------------
Energy--16.7%
--------------------------------------------------------------------------------------------------------------------------------
Energy Services--4.6%
Baker Hughes, Inc.                                                                                   23,300              968,406
--------------------------------------------------------------------------------------------------------------------------------
BJ Services Co.(1)                                                                                   16,400            1,129,550
--------------------------------------------------------------------------------------------------------------------------------
Coastal Corp.                                                                                        13,700            1,209,881
--------------------------------------------------------------------------------------------------------------------------------
Cooper Cameron Corp.(1)                                                                              60,000            3,963,750
--------------------------------------------------------------------------------------------------------------------------------
ENSCO International, Inc.                                                                           246,200            8,386,187
--------------------------------------------------------------------------------------------------------------------------------
Exelon Corp.                                                                                         77,324            5,428,918
--------------------------------------------------------------------------------------------------------------------------------
Global Marine, Inc.(1)                                                                              206,700            5,865,112
--------------------------------------------------------------------------------------------------------------------------------
Halliburton Co.                                                                                      18,500              670,625
--------------------------------------------------------------------------------------------------------------------------------
Nabors Industries, Inc.(1)                                                                           60,000            3,549,000
--------------------------------------------------------------------------------------------------------------------------------
Noble Drilling Corp.(1)                                                                              91,900            3,991,906
--------------------------------------------------------------------------------------------------------------------------------
R&B Falcon Corp.(1)                                                                                  43,700            1,002,369
--------------------------------------------------------------------------------------------------------------------------------
Santa Fe International Corp.                                                                         84,000            2,693,250
--------------------------------------------------------------------------------------------------------------------------------
Schlumberger Ltd.                                                                                    57,400            4,588,412
--------------------------------------------------------------------------------------------------------------------------------
Smith International, Inc.(1)                                                                         16,600            1,237,737
--------------------------------------------------------------------------------------------------------------------------------
Stolt Offshore SA, ADR(1)                                                                           177,300            1,905,975
                                                                                                                     -----------
                                                                                                                      46,591,078
--------------------------------------------------------------------------------------------------------------------------------
Oil: Domestic--8.2%
Amerada Hess Corp.                                                                                   29,300            2,140,731
--------------------------------------------------------------------------------------------------------------------------------
Apache Corp.                                                                                         50,300            3,524,144
--------------------------------------------------------------------------------------------------------------------------------
Brown (Tom), Inc.(1)                                                                                113,100            3,718,162
--------------------------------------------------------------------------------------------------------------------------------
Cabot Oil & Gas Corp., Cl. A                                                                         21,000              654,937
--------------------------------------------------------------------------------------------------------------------------------
Chevron Corp.                                                                                       108,200            9,136,137

               Oppenheimer Main Street Growth & Income Fund/VA

--------------------------------------------------------------------------------
Statement of Investments  (Continued)
--------------------------------------------------------------------------------

                                                                                                                    Market Value
                                                                                                    Shares            See Note 1
--------------------------------------------------------------------------------------------------------------------------------
Oil: Domestic  (continued)
Chieftain International, Inc.(1)                                                                     86,100          $ 2,378,512
--------------------------------------------------------------------------------------------------------------------------------
Conoco, Inc., Cl. A                                                                                  19,200              549,600
--------------------------------------------------------------------------------------------------------------------------------
Conoco, Inc., Cl. B                                                                                  24,500              708,969
--------------------------------------------------------------------------------------------------------------------------------
Devon Energy Corp.                                                                                   66,200            4,036,214
--------------------------------------------------------------------------------------------------------------------------------
EOG Resources, Inc.                                                                                 102,900            5,627,344
--------------------------------------------------------------------------------------------------------------------------------
Exxon Mobil Corp.                                                                                   292,108           25,395,139
--------------------------------------------------------------------------------------------------------------------------------
Frontier Oil Corp.(1)                                                                               105,200              723,250
--------------------------------------------------------------------------------------------------------------------------------
Kerr-McGee Corp.                                                                                     44,100            2,951,944
--------------------------------------------------------------------------------------------------------------------------------
Murphy Oil Corp.                                                                                     66,500            4,019,094
--------------------------------------------------------------------------------------------------------------------------------
Newfield Exploration Co.(1)                                                                          39,700            1,883,269
--------------------------------------------------------------------------------------------------------------------------------
Noble Affiliates, Inc.                                                                               24,000            1,104,000
--------------------------------------------------------------------------------------------------------------------------------
Occidental Petroleum Corp.                                                                           52,000            1,261,000
--------------------------------------------------------------------------------------------------------------------------------
Phillips Petroleum Co.                                                                               42,300            2,405,813
--------------------------------------------------------------------------------------------------------------------------------
St. Mary Land & Exploration Co.                                                                      25,400              846,138
--------------------------------------------------------------------------------------------------------------------------------
Stone Energy Corp.(1)                                                                                33,800            2,181,790
--------------------------------------------------------------------------------------------------------------------------------
Tesoro Petroleum Corp.(1)                                                                            29,000              337,125
--------------------------------------------------------------------------------------------------------------------------------
Texaco, Inc.                                                                                         82,700            5,137,738
--------------------------------------------------------------------------------------------------------------------------------
Tosco Corp.                                                                                          40,800            1,384,650
--------------------------------------------------------------------------------------------------------------------------------
USX-Marathon Group                                                                                    4,000              111,000
--------------------------------------------------------------------------------------------------------------------------------
Valero Energy Corp.                                                                                  12,900              479,719
                                                                                                                     -----------
                                                                                                                      82,696,419
--------------------------------------------------------------------------------------------------------------------------------
Oil: International--3.9%
Anderson Exploration Ltd.(1)                                                                        202,679            4,594,687
--------------------------------------------------------------------------------------------------------------------------------
Berkley Petroleum Corp.(1)                                                                          255,200            1,919,947
--------------------------------------------------------------------------------------------------------------------------------
Canadian 88 Energy Corp.                                                                            580,000            1,552,330
--------------------------------------------------------------------------------------------------------------------------------
Canadian Hunter Exploration Ltd.                                                                     24,400              667,670
--------------------------------------------------------------------------------------------------------------------------------
Canadian Hunter Exploration Ltd.                                                                     78,500            2,148,036
--------------------------------------------------------------------------------------------------------------------------------
Canadian Natural Resources Ltd.(1)                                                                  158,384            4,376,123
--------------------------------------------------------------------------------------------------------------------------------
Encal Energy Ltd.(1)                                                                                121,900              864,338
--------------------------------------------------------------------------------------------------------------------------------
Genesis Exploration Ltd.                                                                            334,000            2,757,390
--------------------------------------------------------------------------------------------------------------------------------
Genoil, Inc.(1)                                                                                     205,733                   --
--------------------------------------------------------------------------------------------------------------------------------
Husky Energy, Inc.(1)                                                                                59,429              589,542
--------------------------------------------------------------------------------------------------------------------------------
Paramount Resources Ltd.                                                                             94,900            1,080,419
--------------------------------------------------------------------------------------------------------------------------------
Precision Drilling Corp.(1)                                                                           7,000              262,938
--------------------------------------------------------------------------------------------------------------------------------
Rio Alto Exploration Ltd.(1)                                                                         88,350            1,917,583
--------------------------------------------------------------------------------------------------------------------------------
Royal Dutch Petroleum Co., NY Shares                                                                185,100           11,210,119
--------------------------------------------------------------------------------------------------------------------------------
Talisman Energy, Inc.(1)                                                                            128,000            4,742,477
--------------------------------------------------------------------------------------------------------------------------------
Varco International, Inc.(1)                                                                         26,000              565,500
                                                                                                                     -----------
                                                                                                                      39,249,099

                Oppenheimer Main Street Growth & Income Fund/VA

--------------------------------------------------------------------------------
Statement of Investments  (Continued)
--------------------------------------------------------------------------------

                                                                                                                    Market Value
                                                                                                    Shares            See Note 1
--------------------------------------------------------------------------------------------------------------------------------
Financial--14.9%
--------------------------------------------------------------------------------------------------------------------------------
Banks--3.7%
Bank of America Corp.                                                                               132,100          $ 6,060,088
--------------------------------------------------------------------------------------------------------------------------------
Bank of New York Co., Inc. (The)                                                                     20,200            1,114,788
--------------------------------------------------------------------------------------------------------------------------------
BB&T Corp.                                                                                           14,700              548,494
--------------------------------------------------------------------------------------------------------------------------------
Chase Manhattan Corp.                                                                                89,900            4,084,831
--------------------------------------------------------------------------------------------------------------------------------
Comerica, Inc.                                                                                        4,000              237,500
--------------------------------------------------------------------------------------------------------------------------------
First Union Corp.                                                                                    47,100            1,309,969
--------------------------------------------------------------------------------------------------------------------------------
Firstar Corp.                                                                                        64,700            1,504,275
--------------------------------------------------------------------------------------------------------------------------------
FleetBoston Financial Corp.                                                                         117,000            4,394,813
--------------------------------------------------------------------------------------------------------------------------------
KeyCorp                                                                                               7,000              196,000
--------------------------------------------------------------------------------------------------------------------------------
Mellon Financial Corp.                                                                               47,000            2,311,813
--------------------------------------------------------------------------------------------------------------------------------
National City Corp.                                                                                   6,900              198,375
--------------------------------------------------------------------------------------------------------------------------------
Northern Trust Corp.                                                                                  7,700              628,031
--------------------------------------------------------------------------------------------------------------------------------
Old Kent Financial Corp.                                                                             14,385              629,344
--------------------------------------------------------------------------------------------------------------------------------
PNC Financial Services Group                                                                          4,200              306,863
--------------------------------------------------------------------------------------------------------------------------------
Prosperity Bancshares, Inc.                                                                          67,500            1,333,125
--------------------------------------------------------------------------------------------------------------------------------
Silicon Valley Bancshares(1)                                                                          2,100               72,581
--------------------------------------------------------------------------------------------------------------------------------
State Street Corp.                                                                                   16,200            2,012,202
--------------------------------------------------------------------------------------------------------------------------------
SunTrust Banks, Inc.                                                                                 21,800            1,373,400
--------------------------------------------------------------------------------------------------------------------------------
U.S. Bancorp                                                                                         24,300              709,256
--------------------------------------------------------------------------------------------------------------------------------
Wachovia Corp.                                                                                        7,000              406,875
--------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Co.                                                                                     142,400            7,929,900
                                                                                                                     -----------
                                                                                                                      37,362,523
--------------------------------------------------------------------------------------------------------------------------------
Diversified Financial--7.0%
American Express Co.                                                                                 15,900              873,506
--------------------------------------------------------------------------------------------------------------------------------
Bear Stearns Cos., Inc.                                                                              14,400              729,900
--------------------------------------------------------------------------------------------------------------------------------
Capital One Financial Corp.                                                                          13,900              914,794
--------------------------------------------------------------------------------------------------------------------------------
Citigroup, Inc.                                                                                     516,566           26,377,151
--------------------------------------------------------------------------------------------------------------------------------
Convergys Corp.(1)                                                                                   17,600              797,500
--------------------------------------------------------------------------------------------------------------------------------
Franklin Resources, Inc.                                                                              9,300              354,330
--------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The)                                                                      56,600            6,052,663
--------------------------------------------------------------------------------------------------------------------------------
Household International, Inc.                                                                        35,700            1,963,500
--------------------------------------------------------------------------------------------------------------------------------
John Hancock Financial Services, Inc.                                                                10,400              391,300
--------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc.                                                                       52,600            3,557,075
--------------------------------------------------------------------------------------------------------------------------------
MBNA Corp.                                                                                           68,500            2,530,219
--------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                                                                            95,900            6,539,181
--------------------------------------------------------------------------------------------------------------------------------
MGIC Investment Corp.                                                                                18,700            1,261,081
--------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Dean Witter & Co.                                                                    124,600            9,874,550
--------------------------------------------------------------------------------------------------------------------------------
PMI Group, Inc. (The)                                                                                54,100            3,661,894
--------------------------------------------------------------------------------------------------------------------------------
Providian Financial Corp.                                                                            18,700            1,075,250
--------------------------------------------------------------------------------------------------------------------------------
Schwab (Charles) Corp.                                                                               78,400            2,224,600
--------------------------------------------------------------------------------------------------------------------------------
SEI Investments Co.                                                                                   6,700              750,400
--------------------------------------------------------------------------------------------------------------------------------
Stilwell Financial, Inc.                                                                             18,800              741,425
--------------------------------------------------------------------------------------------------------------------------------
USA Education, Inc.                                                                                   4,500              306,000
                                                                                                                     -----------
                                                                                                                      70,976,319

              Oppenheimer Main Street Growth & Income Fund/VA

--------------------------------------------------------------------------------
Statement of Investments  (Continued)
--------------------------------------------------------------------------------

                                                                                                                    Market Value
                                                                                                    Shares            See Note 1
--------------------------------------------------------------------------------------------------------------------------------
Insurance--3.5%
AFLAC, Inc.                                                                                          20,700          $ 1,494,281
--------------------------------------------------------------------------------------------------------------------------------
Allmerica Financial Corp.                                                                            16,000            1,160,000
--------------------------------------------------------------------------------------------------------------------------------
Allstate Corp.                                                                                       48,600            2,117,138
--------------------------------------------------------------------------------------------------------------------------------
American International Group, Inc.                                                                  136,066           13,411,005
--------------------------------------------------------------------------------------------------------------------------------
Axa, Sponsored ADR                                                                                   25,252            1,813,409
--------------------------------------------------------------------------------------------------------------------------------
Chubb Corp.                                                                                          23,100            1,998,150
--------------------------------------------------------------------------------------------------------------------------------
Cigna Corp.                                                                                          32,600            4,312,980
--------------------------------------------------------------------------------------------------------------------------------
Cincinnati Financial Corp.                                                                           13,300              526,181
--------------------------------------------------------------------------------------------------------------------------------
Hartford Financial Services Group, Inc.                                                              25,300            1,786,813
--------------------------------------------------------------------------------------------------------------------------------
Jefferson-Pilot Corp.                                                                                18,500            1,382,875
--------------------------------------------------------------------------------------------------------------------------------
Lincoln National Corp.                                                                               24,400            1,154,425
--------------------------------------------------------------------------------------------------------------------------------
MetLife, Inc.                                                                                        62,600            2,191,000
--------------------------------------------------------------------------------------------------------------------------------
Radian Group, Inc.                                                                                    2,800              210,175
--------------------------------------------------------------------------------------------------------------------------------
St. Paul Cos., Inc.                                                                                  25,850            1,403,978
                                                                                                                     -----------
                                                                                                                      34,962,410
--------------------------------------------------------------------------------------------------------------------------------
Savings & Loans--0.7%
Dime Bancorp, Inc.                                                                                   31,900              943,044
--------------------------------------------------------------------------------------------------------------------------------
Golden State Bancorp, Inc.                                                                           67,000            2,106,313
--------------------------------------------------------------------------------------------------------------------------------
Golden West Financial Corp.                                                                          11,000              742,500
--------------------------------------------------------------------------------------------------------------------------------
Washington Mutual, Inc.                                                                              55,000            2,918,438
                                                                                                                     -----------
                                                                                                                       6,710,295
--------------------------------------------------------------------------------------------------------------------------------
Healthcare--9.6%
--------------------------------------------------------------------------------------------------------------------------------
Healthcare/Drugs--8.4%
Alpharma, Inc., Cl. A                                                                                 5,000              219,375
--------------------------------------------------------------------------------------------------------------------------------
American Home Products Corp.                                                                         44,000            2,796,200
--------------------------------------------------------------------------------------------------------------------------------
Amgen, Inc.(1)                                                                                       84,000            5,370,750
--------------------------------------------------------------------------------------------------------------------------------
Andrx Group(1)                                                                                       29,600            1,713,100
--------------------------------------------------------------------------------------------------------------------------------
Bristol-Myers Squibb Co.                                                                             31,500            2,329,031
--------------------------------------------------------------------------------------------------------------------------------
Chiron Corp.(1)                                                                                      36,400            1,619,800
--------------------------------------------------------------------------------------------------------------------------------
COR Therapeutics, Inc.(1)                                                                             6,100              214,644
--------------------------------------------------------------------------------------------------------------------------------
Forest Laboratories, Inc.(1)                                                                         12,000            1,594,500
--------------------------------------------------------------------------------------------------------------------------------
Genentech, Inc.(1)                                                                                   51,800            4,221,700
--------------------------------------------------------------------------------------------------------------------------------
HCA-Healthcare Co. (The)(1)                                                                          74,500            3,278,745
--------------------------------------------------------------------------------------------------------------------------------
Immunex Corp.(1)                                                                                     54,100            2,197,813
--------------------------------------------------------------------------------------------------------------------------------
Incyte Pharmaceuticals, Inc.(1)                                                                       4,200              104,475
--------------------------------------------------------------------------------------------------------------------------------
Invitrogen Corp.(1)                                                                                   8,550              738,506
--------------------------------------------------------------------------------------------------------------------------------
IVAX Corp.(1)                                                                                        53,200            2,037,560
--------------------------------------------------------------------------------------------------------------------------------
Johnson & Johnson                                                                                    66,400            6,976,150
--------------------------------------------------------------------------------------------------------------------------------
Lilly (Eli) & Co.                                                                                    45,200            4,206,425
--------------------------------------------------------------------------------------------------------------------------------
Medimmune, Inc.(1)                                                                                    7,900              376,731
--------------------------------------------------------------------------------------------------------------------------------
Merck & Co., Inc.                                                                                   161,800           15,148,525
--------------------------------------------------------------------------------------------------------------------------------
Millennium Pharmaceuticals, Inc.(1)                                                                   8,800              544,500
--------------------------------------------------------------------------------------------------------------------------------
Pfizer, Inc.                                                                                        458,800           21,104,800


                Oppenheimer Main Street Growth & Income Fund/VA

--------------------------------------------------------------------------------
Statement of Investments  (Continued)
--------------------------------------------------------------------------------

                                                                                                                    Market Value
                                                                                                    Shares            See Note 1
--------------------------------------------------------------------------------------------------------------------------------
Healthcare/Drugs  (continued)
Pharmacia Corp.                                                                                      70,900          $ 4,324,900
--------------------------------------------------------------------------------------------------------------------------------
Schering-Plough Corp.                                                                                32,000            1,816,000
--------------------------------------------------------------------------------------------------------------------------------
Sepracor, Inc.(1)                                                                                     4,900              392,613
--------------------------------------------------------------------------------------------------------------------------------
UnitedHealth Group, Inc.                                                                             21,800            1,337,975
                                                                                                                     -----------
                                                                                                                      84,664,818
--------------------------------------------------------------------------------------------------------------------------------
Healthcare/Supplies & Services--1.2%
Alberto-Culver Co., Cl. B                                                                             2,000               85,625
--------------------------------------------------------------------------------------------------------------------------------
Allergan, Inc.                                                                                        6,100              590,556
--------------------------------------------------------------------------------------------------------------------------------
Applera Corp./Applied Biosystems Group                                                               11,600            1,091,125
--------------------------------------------------------------------------------------------------------------------------------
Baxter International, Inc.                                                                            3,500              309,094
--------------------------------------------------------------------------------------------------------------------------------
Biomet, Inc.                                                                                          3,400              134,938
--------------------------------------------------------------------------------------------------------------------------------
Cardinal Health, Inc.                                                                                17,600            1,753,400
--------------------------------------------------------------------------------------------------------------------------------
Guidant Corp.(1)                                                                                      7,100              382,956
--------------------------------------------------------------------------------------------------------------------------------
Medtronic, Inc.                                                                                      63,300            3,821,738
--------------------------------------------------------------------------------------------------------------------------------
Oxford Health Plans, Inc.(1)                                                                         19,200              758,400
--------------------------------------------------------------------------------------------------------------------------------
Quest Diagnostics, Inc.(1)                                                                            2,600              369,200
--------------------------------------------------------------------------------------------------------------------------------
Techne Corp.(1)                                                                                       6,600              238,013
--------------------------------------------------------------------------------------------------------------------------------
Tenet Healthcare Corp.                                                                               12,100              537,694
--------------------------------------------------------------------------------------------------------------------------------
Trigon Healthcare, Inc.(1)                                                                           19,500            1,517,344
--------------------------------------------------------------------------------------------------------------------------------
Universal Health Services, Inc., Cl. B(1)                                                             4,800              536,400
                                                                                                                     -----------
                                                                                                                      12,126,483
--------------------------------------------------------------------------------------------------------------------------------
Technology--22.8%
--------------------------------------------------------------------------------------------------------------------------------
Computer Hardware--5.9%
3Com Corp.(1)                                                                                       121,800            1,035,300
--------------------------------------------------------------------------------------------------------------------------------
Agilent Technologies, Inc.(1)                                                                        36,728            2,010,858
--------------------------------------------------------------------------------------------------------------------------------
Cabletron Systems, Inc.(1)                                                                           29,200              439,825
--------------------------------------------------------------------------------------------------------------------------------
Compaq Computer Corp.                                                                               168,300            2,532,915
--------------------------------------------------------------------------------------------------------------------------------
Dell Computer Corp.(1)                                                                              277,600            4,840,650
--------------------------------------------------------------------------------------------------------------------------------
Digital Lightwave, Inc.(1)                                                                            4,900              155,269
--------------------------------------------------------------------------------------------------------------------------------
EMC Corp.(1)                                                                                        165,700           11,019,050
--------------------------------------------------------------------------------------------------------------------------------
Gateway, Inc.(1)                                                                                     35,100              631,449
--------------------------------------------------------------------------------------------------------------------------------
Hewlett-Packard Co.                                                                                 238,600            7,530,813
--------------------------------------------------------------------------------------------------------------------------------
International Business Machines Corp.                                                               160,200           13,617,000
--------------------------------------------------------------------------------------------------------------------------------
Juniper Networks, Inc.(1)                                                                            36,500            4,601,281
--------------------------------------------------------------------------------------------------------------------------------
NCR Corp.(1)                                                                                          7,100              348,788
--------------------------------------------------------------------------------------------------------------------------------
Network Appliance, Inc.(1)                                                                           14,200              911,463
--------------------------------------------------------------------------------------------------------------------------------
Redback Networks, Inc.(1)                                                                            18,500              758,500
--------------------------------------------------------------------------------------------------------------------------------
SanDisk Corp.(1)                                                                                      6,400              177,600
--------------------------------------------------------------------------------------------------------------------------------
Sun Microsystems, Inc.(1)                                                                           345,500            9,630,813
                                                                                                                     -----------
                                                                                                                      60,241,574

                Oppenheimer Main Street Growth & Income Fund/VA

--------------------------------------------------------------------------------
Statement of Investments  (Continued)
--------------------------------------------------------------------------------

                                                                                                                    Market Value
                                                                                                    Shares            See Note 1
--------------------------------------------------------------------------------------------------------------------------------
Computer Services--1.1%
Automatic Data Processing, Inc.                                                                      56,400          $ 3,570,825
--------------------------------------------------------------------------------------------------------------------------------
CheckFree Corp.(1)                                                                                    2,000               85,000
--------------------------------------------------------------------------------------------------------------------------------
DST Systems, Inc.(1)                                                                                 14,600              978,200
--------------------------------------------------------------------------------------------------------------------------------
First Data Corp.                                                                                     58,100            3,061,144
--------------------------------------------------------------------------------------------------------------------------------
Palm, Inc.(1)                                                                                        51,700            1,463,756
--------------------------------------------------------------------------------------------------------------------------------
Paychex, Inc.                                                                                        28,550            1,388,244
--------------------------------------------------------------------------------------------------------------------------------
WebTrends Corp.(1)                                                                                    4,800              138,900
                                                                                                                     -----------
                                                                                                                      10,686,069
--------------------------------------------------------------------------------------------------------------------------------
Computer Software--5.9%
Actuate Corp.(1)                                                                                     18,400              351,900
--------------------------------------------------------------------------------------------------------------------------------
Adobe Systems, Inc.(1)                                                                               48,100            2,798,819
--------------------------------------------------------------------------------------------------------------------------------
Advent Software, Inc.(1)                                                                              7,700              308,481
--------------------------------------------------------------------------------------------------------------------------------
America Online, Inc.(1)                                                                              42,000            1,461,600
--------------------------------------------------------------------------------------------------------------------------------
Ariba, Inc.(1)                                                                                       20,000            1,072,500
--------------------------------------------------------------------------------------------------------------------------------
BEA Systems, Inc.(1)                                                                                 11,000              740,438
--------------------------------------------------------------------------------------------------------------------------------
BroadVision, Inc.(1)                                                                                 52,500              620,156
--------------------------------------------------------------------------------------------------------------------------------
Cadence Design Systems, Inc.(1)                                                                      41,500            1,141,250
--------------------------------------------------------------------------------------------------------------------------------
Computer Associates International, Inc.                                                              34,800              678,600
--------------------------------------------------------------------------------------------------------------------------------
Computer Sciences Corp.                                                                               9,700              583,213
--------------------------------------------------------------------------------------------------------------------------------
E.piphany, Inc.(1)                                                                                    8,100              436,894
--------------------------------------------------------------------------------------------------------------------------------
i2 Technologies, Inc.(1)                                                                             45,400            2,468,625
--------------------------------------------------------------------------------------------------------------------------------
InfoSpace, Inc.(1)                                                                                   20,000              176,875
--------------------------------------------------------------------------------------------------------------------------------
Internet Security Systems, Inc.(1)                                                                    7,300              572,594
--------------------------------------------------------------------------------------------------------------------------------
Interwoven, Inc.(1)                                                                                   2,400              158,250
--------------------------------------------------------------------------------------------------------------------------------
Macromedia, Inc.(1)                                                                                  13,300              807,975
--------------------------------------------------------------------------------------------------------------------------------
Mercury Interactive Corp.(1)                                                                          4,400              397,100
--------------------------------------------------------------------------------------------------------------------------------
Micromuse, Inc.(1)                                                                                   14,000              845,031
--------------------------------------------------------------------------------------------------------------------------------
Microsoft Corp.(1)                                                                                  293,300           12,721,888
--------------------------------------------------------------------------------------------------------------------------------
Network Associates, Inc.(1)                                                                           6,000               25,125
--------------------------------------------------------------------------------------------------------------------------------
Nuance Communications, Inc.(1)                                                                        1,200               51,750
--------------------------------------------------------------------------------------------------------------------------------
Oracle Corp.(1)                                                                                     601,200           17,472,375
--------------------------------------------------------------------------------------------------------------------------------
Peoplesoft, Inc.(1)                                                                                  12,000              446,250
--------------------------------------------------------------------------------------------------------------------------------
Portal Software, Inc.(1)                                                                             19,500              152,953
--------------------------------------------------------------------------------------------------------------------------------
Rational Software Corp.(1)                                                                           26,300            1,024,056
--------------------------------------------------------------------------------------------------------------------------------
Siebel Systems, Inc.                                                                                 40,600            2,745,575
--------------------------------------------------------------------------------------------------------------------------------
Symantec Corp.(1)                                                                                    15,500              517,313
--------------------------------------------------------------------------------------------------------------------------------
TIBCO Software, Inc.(1)                                                                              25,100            1,203,231
--------------------------------------------------------------------------------------------------------------------------------
VeriSign, Inc.                                                                                       22,800            1,691,475
--------------------------------------------------------------------------------------------------------------------------------
Veritas Software Corp.(1)                                                                            59,142            5,174,925
--------------------------------------------------------------------------------------------------------------------------------
Vitria Technology, Inc.(1)                                                                            8,500               65,875
--------------------------------------------------------------------------------------------------------------------------------
Wind River Systems, Inc.(1)                                                                           2,700               92,138
--------------------------------------------------------------------------------------------------------------------------------
Yahoo!, Inc.(1)                                                                                      12,000              360,750
                                                                                                                     -----------
                                                                                                                      59,365,980

                Oppenheimer Main Street Growth & Income Fund/VA

--------------------------------------------------------------------------------
Statement of Investments  (Continued)
--------------------------------------------------------------------------------

                                                                                                                    Market Value
                                                                                                    Shares            See Note 1
--------------------------------------------------------------------------------------------------------------------------------
Communications Equipment--3.6%
ADC Telecommunications, Inc.(1)                                                                      84,700          $ 1,535,188
--------------------------------------------------------------------------------------------------------------------------------
Advanced Fibre Communications, Inc.(1)                                                               15,500              279,969
--------------------------------------------------------------------------------------------------------------------------------
CIENA Corp.(1)                                                                                       25,300            2,055,625
--------------------------------------------------------------------------------------------------------------------------------
Cisco Systems, Inc.(1)                                                                              515,000           19,698,750
--------------------------------------------------------------------------------------------------------------------------------
Extreme Networks, Inc.(1)                                                                             8,000              313,000
--------------------------------------------------------------------------------------------------------------------------------
Lucent Technologies, Inc.                                                                           298,300            4,027,050
--------------------------------------------------------------------------------------------------------------------------------
New Focus, Inc.(1)                                                                                    6,300              218,925
--------------------------------------------------------------------------------------------------------------------------------
Newport Corp.                                                                                        14,600            1,147,697
--------------------------------------------------------------------------------------------------------------------------------
Nortel Networks Corp.                                                                               145,000            4,649,063
--------------------------------------------------------------------------------------------------------------------------------
Scientific-Atlanta, Inc.                                                                             21,100              687,069
--------------------------------------------------------------------------------------------------------------------------------
Tellabs, Inc.(1)                                                                                     25,800            1,457,700
                                                                                                                     -----------
                                                                                                                      36,070,036
--------------------------------------------------------------------------------------------------------------------------------
Electronics--6.1%
Altera Corp.(1)                                                                                      54,300            1,428,769
--------------------------------------------------------------------------------------------------------------------------------
Analog Devices, Inc.(1)                                                                              70,200            3,593,363
--------------------------------------------------------------------------------------------------------------------------------
Applied Materials, Inc.(1)                                                                          128,500            4,907,094
--------------------------------------------------------------------------------------------------------------------------------
Atmel Corp.(1)                                                                                      195,200            2,269,200
--------------------------------------------------------------------------------------------------------------------------------
Avnet, Inc.                                                                                           6,000              129,000
--------------------------------------------------------------------------------------------------------------------------------
Cymer, Inc.(1)                                                                                        5,200              133,819
--------------------------------------------------------------------------------------------------------------------------------
Intel Corp.                                                                                         616,500           18,533,531
--------------------------------------------------------------------------------------------------------------------------------
International Rectifier Corp.(1)                                                                     28,200              846,000
--------------------------------------------------------------------------------------------------------------------------------
JDS Uniphase Corp.(1)                                                                                57,000            2,376,188
--------------------------------------------------------------------------------------------------------------------------------
Lam Research Corp.(1)                                                                                30,000              435,000
--------------------------------------------------------------------------------------------------------------------------------
Lattice Semiconductor Corp.(1)                                                                       53,700              986,738
--------------------------------------------------------------------------------------------------------------------------------
Linear Technology Corp.                                                                              52,900            2,446,625
--------------------------------------------------------------------------------------------------------------------------------
LSI Logic Corp.(1)                                                                                   46,100              787,849
--------------------------------------------------------------------------------------------------------------------------------
Maxim Integrated Products, Inc.(1)                                                                   43,600            2,084,625
--------------------------------------------------------------------------------------------------------------------------------
Micrel, Inc.(1)                                                                                      11,800              397,513
--------------------------------------------------------------------------------------------------------------------------------
Micron Technology, Inc.(1)                                                                           60,200            2,137,100
--------------------------------------------------------------------------------------------------------------------------------
Motorola, Inc.                                                                                       85,400            1,729,350
--------------------------------------------------------------------------------------------------------------------------------
NVIDIA Corp.(1)                                                                                      14,200              465,272
--------------------------------------------------------------------------------------------------------------------------------
PMC-Sierra, Inc.(1)                                                                                  17,000            1,336,625
--------------------------------------------------------------------------------------------------------------------------------
Power-One, Inc.(1)                                                                                   15,400              605,413
--------------------------------------------------------------------------------------------------------------------------------
QLogic Corp.(1)                                                                                       9,000              693,000
--------------------------------------------------------------------------------------------------------------------------------
SDL, Inc.(1)                                                                                         15,600            2,311,725
--------------------------------------------------------------------------------------------------------------------------------
Semtech Corp.(1)                                                                                      7,500              165,469
--------------------------------------------------------------------------------------------------------------------------------
Texas Instruments, Inc.                                                                              91,400            4,330,075
--------------------------------------------------------------------------------------------------------------------------------
Thermo Electron Corp.(1)                                                                              3,900              116,025
--------------------------------------------------------------------------------------------------------------------------------
TriQuint Semiconductor, Inc.(1)                                                                      30,900            1,349,944
--------------------------------------------------------------------------------------------------------------------------------
Virata Corp.(1)                                                                                      11,500              125,063
--------------------------------------------------------------------------------------------------------------------------------
Vitesse Semiconductor Corp.(1)                                                                       11,700              647,156
--------------------------------------------------------------------------------------------------------------------------------
Waters Corp.(1)                                                                                      14,400            1,202,400
--------------------------------------------------------------------------------------------------------------------------------
Xilinx, Inc.(1)                                                                                      63,800            2,942,775
                                                                                                                     -----------
                                                                                                                      61,512,706

              Oppenheimer Main Street Growth & Income Fund/VA

--------------------------------------------------------------------------------
Statement of Investments  (Continued)
--------------------------------------------------------------------------------

                                                                                                                    Market Value
                                                                                                    Shares            See Note 1
--------------------------------------------------------------------------------------------------------------------------------
Photography--0.2%
Eastman Kodak Co.                                                                                    40,300          $ 1,586,813
--------------------------------------------------------------------------------------------------------------------------------
Transportation--1.0%
--------------------------------------------------------------------------------------------------------------------------------
Air Transportation--0.7%
AMR Corp.(1)                                                                                         16,800              658,350
--------------------------------------------------------------------------------------------------------------------------------
Continental Airlines, Inc., Cl. B(1)                                                                 86,658            4,473,719
--------------------------------------------------------------------------------------------------------------------------------
Delta Air Lines, Inc.                                                                                 9,000              451,688
--------------------------------------------------------------------------------------------------------------------------------
Southwest Airlines Co.                                                                               32,500            1,089,725
                                                                                                                     -----------
                                                                                                                       6,673,482
--------------------------------------------------------------------------------------------------------------------------------
Railroads & Truckers--0.3%
Union Pacific Corp.                                                                                  36,700            1,862,525
--------------------------------------------------------------------------------------------------------------------------------
XTRA Corp.(1)                                                                                        18,600              892,800
                                                                                                                     -----------
                                                                                                                       2,755,325
--------------------------------------------------------------------------------------------------------------------------------
Utilities--2.3%
--------------------------------------------------------------------------------------------------------------------------------
Electric Utilities--1.5%
AES Corp. (The)(1)                                                                                   29,000            1,605,875
--------------------------------------------------------------------------------------------------------------------------------
Allegheny Energy, Inc.                                                                                4,000              192,750
--------------------------------------------------------------------------------------------------------------------------------
Ameren Corp.                                                                                         13,300              615,956
--------------------------------------------------------------------------------------------------------------------------------
Calpine Corp.(1)                                                                                     34,400            1,550,150
--------------------------------------------------------------------------------------------------------------------------------
Conectiv, Inc.                                                                                       11,900              238,744
--------------------------------------------------------------------------------------------------------------------------------
Dominion Resources, Inc.                                                                              9,700              649,900
--------------------------------------------------------------------------------------------------------------------------------
DTE Energy Co.                                                                                        7,000              272,563
--------------------------------------------------------------------------------------------------------------------------------
Duke Energy Corp.                                                                                     8,748              745,767
--------------------------------------------------------------------------------------------------------------------------------
Energy East Corp.                                                                                    17,100              336,656
--------------------------------------------------------------------------------------------------------------------------------
Entergy Corp.                                                                                        13,900              588,144
--------------------------------------------------------------------------------------------------------------------------------
FirstEnergy Corp.                                                                                     7,400              233,563
--------------------------------------------------------------------------------------------------------------------------------
Florida Progress Corp.(1)                                                                            32,000               12,800
--------------------------------------------------------------------------------------------------------------------------------
FPL Group, Inc.                                                                                       4,100              294,175
--------------------------------------------------------------------------------------------------------------------------------
IPALCO Enterprises, Inc.                                                                             10,000              241,875
--------------------------------------------------------------------------------------------------------------------------------
Northeast Utilities Co.                                                                              10,400              252,200
--------------------------------------------------------------------------------------------------------------------------------
PG&E Corp.                                                                                           48,900              978,000
--------------------------------------------------------------------------------------------------------------------------------
PPL Corp.                                                                                            38,300            1,730,681
--------------------------------------------------------------------------------------------------------------------------------
Public Service Enterprise Group, Inc.                                                                55,300            2,688,963
--------------------------------------------------------------------------------------------------------------------------------
Reliant Energy, Inc.                                                                                 28,900            1,251,731
--------------------------------------------------------------------------------------------------------------------------------
Southern Co.                                                                                         18,900              628,425
--------------------------------------------------------------------------------------------------------------------------------
TXU Corp.                                                                                             5,000              221,563
--------------------------------------------------------------------------------------------------------------------------------
Xcel Energy, Inc.                                                                                    11,400              331,313
                                                                                                                     -----------
                                                                                                                      15,661,794

                Oppenheimer Main Street Growth & Income Fund/VA

--------------------------------------------------------------------------------
Statement of Investments  (Continued)
--------------------------------------------------------------------------------

                                                                                                                  Market Value
                                                                                               Shares             See Note 1
--------------------------------------------------------------------------------------------------------------------------------
Gas Utilities--0.8%
Dynegy, Inc.                                                                                         22,300       $    1,250,194
--------------------------------------------------------------------------------------------------------------------------------
Enron Corp.                                                                                          52,100            4,330,813
--------------------------------------------------------------------------------------------------------------------------------
NICOR, Inc.                                                                                           5,900              254,806
--------------------------------------------------------------------------------------------------------------------------------
Questar Corp.                                                                                        10,800              324,675
--------------------------------------------------------------------------------------------------------------------------------
Sempra Energy                                                                                        15,929              370,349
--------------------------------------------------------------------------------------------------------------------------------
Williams Cos., Inc. (The)                                                                            42,900            1,713,319
                                                                                                                  --------------
                                                                                                                       8,244,156
                                                                                                                  --------------
Total Common Stocks (Cost $957,836,283)                                                                              960,800,149
                                                                                               Principal
                                                                                               Amount
================================================================================================================================
Repurchase Agreements--5.7%
--------------------------------------------------------------------------------------------------------------------------------
Repurchase agreement with Banc One Capital Markets, Inc., 5.75%, dated 12/29/00, to be repurchased at $57,711,848 on 1/2/01,
collateralized by U.S. Treasury Bonds, 6.625%-11.25%, 2/15/15-2/15/27,
with a value of $10,698,703 and U.S. Treasury Nts., 5%-7.875%, 1/31/01-8/15/07,
with a value of $48,211,923 (Cost $57,675,000)                                                 $57,675,000            57,675,000
--------------------------------------------------------------------------------------------------------------------------------
Total Investments, at Value (Cost $1,015,511,283)                                                    100.7%        1,018,475,149
--------------------------------------------------------------------------------------------------------------------------------
Liabilities in Excess of Other Assets                                                                 (0.7)           (6,953,845)
                                                                                               -----------        --------------
Net Assets                                                                                           100.0%       $1,011,521,304
                                                                                               ===========        ==============

1. Non-income-producing security.
2. Identifies issues considered to be illiquid or restricted--See Note 5 of Notes to Financial Statements.

See accompanying Notes to Financial Statements.


              Oppenheimer Main Street Growth & Income Fund/VA

--------------------------------------------------------------------------------
Statement of Assets and Liabilities  December 31, 2000
--------------------------------------------------------------------------------

================================================================================================================================
Assets
Investments, at value (cost $1,015,511,283)--see accompanying statement                                           $1,018,475,149
--------------------------------------------------------------------------------------------------------------------------------
Cash                                                                                                                       2,041
--------------------------------------------------------------------------------------------------------------------------------
Receivables and other assets:
Investments sold                                                                                                       5,198,198
Shares of beneficial interest sold                                                                                     1,601,853
Interest and dividends                                                                                                   688,695
Other                                                                                                                      6,809
                                                                                                                  --------------
Total assets                                                                                                       1,025,972,745
================================================================================================================================
Liabilities
Payables and other liabilities:
Investments purchased                                                                                                 14,214,593
Shares of beneficial interest redeemed                                                                                   100,117
Trustees' compensation                                                                                                       713
Distribution and service plan fees                                                                                           336
Transfer and shareholder servicing agent fees                                                                                 16
Other                                                                                                                    135,666
                                                                                                                  --------------
Total liabilities                                                                                                     14,451,441
================================================================================================================================
Net Assets                                                                                                        $1,011,521,304
                                                                                                                  ==============
================================================================================================================================
Composition of Net Assets
Par value of shares of beneficial interest                                                                              $ 47,580
--------------------------------------------------------------------------------------------------------------------------------
Additional paid-in capital                                                                                         1,038,092,435
--------------------------------------------------------------------------------------------------------------------------------
Undistributed net investment income                                                                                    5,513,216
--------------------------------------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and foreign currency transactions                                       (35,094,830)
--------------------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments and translation of
assets and liabilities denominated in foreign currencies                                                               2,962,903
                                                                                                                  --------------
Net assets                                                                                                        $1,011,521,304
                                                                                                                  ==============
================================================================================================================================
Net Asset Value Per Share
Net asset value, redemption price per share and offering price per share (based on net assets of $1,009,823,321 and 47,500,016 shares of
beneficial interest outstanding)                                                                                          $21.26
--------------------------------------------------------------------------------------------------------------------------------
Service shares
Net asset value, redemption price per share and offering price per share (based on net assets of $1,697,983 and 79,944 shares of beneficial
interest outstanding)                                                                                                     $21.24

See accompanying Notes to Financial Statements.


                Oppenheimer Main Street Growth & Income Fund/VA

--------------------------------------------------------------------------------
Statement of Operations  For the Year Ended December 31, 2000
--------------------------------------------------------------------------------

================================================================================================================================
Investment Income
Dividends (net of foreign withholding taxes of $77,260)                                                             $  7,312,656
--------------------------------------------------------------------------------------------------------------------------------
Interest                                                                                                               4,145,819
                                                                                                                    ------------
Total income                                                                                                          11,458,475
================================================================================================================================
Expenses
Management fees                                                                                                        5,651,580
--------------------------------------------------------------------------------------------------------------------------------
Distribution and service plan fees:
Service shares                                                                                                               375
--------------------------------------------------------------------------------------------------------------------------------
Trustees' compensation                                                                                                     3,552
--------------------------------------------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees                                                                              1,930
--------------------------------------------------------------------------------------------------------------------------------
Other                                                                                                                    213,057
                                                                                                                    ------------
Total expenses                                                                                                         5,870,494
================================================================================================================================
Net Investment Income                                                                                                  5,587,981
================================================================================================================================
Realized and Unrealized Loss
Net realized loss on:
Investments                                                                                                          (33,503,117)
Foreign currency transactions                                                                                            (60,961)
                                                                                                                    ------------
Net realized loss                                                                                                    (33,564,078)
--------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized depreciation on:
Investments                                                                                                          (63,172,697)
Translation of assets and liabilities denominated in foreign currencies                                                 (332,091)
                                                                                                                    ------------
Net change                                                                                                           (63,504,788)
                                                                                                                    ------------
Net realized and unrealized loss                                                                                     (97,068,866)
================================================================================================================================
Net Decrease in Net Assets Resulting from Operations                                                                $(91,480,885)
                                                                                                                    ============

See accompanying Notes to Financial Statements.


              Oppenheimer Main Street Growth & Income Fund/VA

--------------------------------------------------------------------------------
Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                                            Year Ended December 31,
                                                                                            2000                    1999
================================================================================================================================
Operations
Net investment income                                                                       $    5,587,981          $  2,473,903
--------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss)                                                                       (33,564,078)           35,804,975
--------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)                                           (63,504,788)           41,879,594
                                                                                            --------------          ------------
Net increase (decrease) in net assets resulting from operations                                (91,480,885)           80,158,472
================================================================================================================================
Dividends and/or Distributions to Shareholders
Dividends from net investment income                                                            (2,497,726)           (1,427,635)
--------------------------------------------------------------------------------------------------------------------------------
Distributions from net realized gain                                                           (32,976,915)           (2,405,256)
================================================================================================================================
Beneficial Interest Transactions
Net increase in net assets resulting from beneficial interest transactions:
Non-Service shares                                                                             581,387,859           170,632,137
Service shares                                                                                   1,777,939                    --
================================================================================================================================
Net Assets
Total increase                                                                                 456,210,272           246,957,718
--------------------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                            555,311,032           308,353,314
                                                                                            --------------          ------------
End of period (including undistributed net investment
income of $5,513,216 and $2,471,016, respectively)                                          $1,011,521,304          $555,311,032
                                                                                            ==============          ============

See accompanying Notes to Financial Statements.


                Oppenheimer Main Street Growth & Income Fund/VA

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

                                                               Year Ended December 31,
Non-Service shares                                             2000           1999          1998          1997           1996
================================================================================================================================
Per Share Operating Data
Net asset value, beginning of period                               $24.63       $20.48        $20.58        $16.37        $12.51
--------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                                 .10          .11           .13           .19           .14
Net realized and unrealized gain (loss)                             (2.14)        4.29           .92          4.91          3.91
--------------------------------------------------------------------------------------------------------------------------------
Total income (loss) from investment operations                      (2.04)        4.40          1.05          5.10          4.05
--------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                 (.09)        (.09)         (.05)         (.17)         (.14)
Distributions from net realized gain                                (1.24)        (.16)        (1.10)         (.72)         (.05)
--------------------------------------------------------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                                     (1.33)        (.25)        (1.15)         (.89)         (.19)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                     $21.26       $24.63        $20.48        $20.58        $16.37
                                                                   ======       ======        ======        ======        ======
================================================================================================================================
Total Return, at Net Asset Value(1)                                 (8.78)%      21.71%         4.70%        32.48%        32.51%
================================================================================================================================
Ratios/Supplemental Data
Net assets, end of period (in thousands)                       $1,009,823     $555,311      $308,353      $155,368       $47,009
--------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                              $  809,662     $391,063      $234,306      $ 94,906       $21,562
--------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:(2)
Net investment income                                                0.69%        0.63%         0.74%         1.15%         1.41%
Expenses                                                             0.73%        0.78%         0.79%(3)      0.83%(3)      1.00%(3)
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                63%         118%           86%           79%          113%

1. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period.
Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
2. Annualized for periods of less than one full year.
3. Expense ratio has not been grossed up to reflect the effect of expenses paid indirectly.

See accompanying Notes to Financial Statements.



              Oppenheimer Main Street Growth & Income Fund/VA

--------------------------------------------------------------------------------
Financial Highlights  (Continued)
--------------------------------------------------------------------------------

                                                                                                                 Period Ended
                                                                                                                 December 31,
Service shares                                                                                                        2000(1)
=============================================================================================================================
Per Share Operating Data
Net asset value, beginning of period                                                                                   $24.04
-----------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                                                                                     .02
Net realized and unrealized loss                                                                                        (2.82)
-----------------------------------------------------------------------------------------------------------------------------
Total loss from investment operations                                                                                   (2.80)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                                                         $21.24
                                                                                                                       ======
=============================================================================================================================
Total Return, at Net Asset Value(2)                                                                                    (11.61)%
=============================================================================================================================
Ratios/Supplemental Data
Net assets, end of period (in thousands)                                                                               $1,698
-----------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                                                                                      $  543
-----------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:(3)
Net investment income                                                                                                    0.50%
Expenses                                                                                                                 0.88%
-----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                                                                    63%

1. For the period from July 13, 2000 (inception of offering) to December 31,
2000.
2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
3. Annualized for periods of less than one full year.

See accompanying Notes to Financial Statements.



                Oppenheimer Main Street Growth & Income Fund/VA

--------------------------------------------------------------------------------
Notes to Financial Statements
--------------------------------------------------------------------------------

================================================================================
1. Significant Accounting Policies
Oppenheimer Main Street Growth & Income Fund/VA (the Fund) is a separate series of Oppenheimer Variable Account Funds (the Trust), an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's objective is to seek high total return (which includes growth in the value of its shares as well as current income) from equity and debt securities. The Trust's investment advisor is OppenheimerFunds, Inc. (the Manager). The following is a summary of significant accounting policies consistently followed by the Fund.
     The Fund offers two classes of shares. Both classes are sold at their offering price, which is the net asset value per share, to separate investment accounts of participating insurance companies as an underlying investment for variable life insurance policies, variable annuity contracts or other investment products. The class of shares designated as Service shares is subject to a distribution and service plan.
--------------------------------------------------------------------------------
Securities Valuation. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Trustees, or at their fair value. Fair value is determined in good faith under consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).
--------------------------------------------------------------------------------
Foreign Currency Translation. The accounting records of the Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.
     The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.
--------------------------------------------------------------------------------
Repurchase Agreements. The Fund requires the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.
--------------------------------------------------------------------------------
Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
--------------------------------------------------------------------------------
Federal Taxes. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers to shareholders.

As of December 31, 2000, the Fund had available for federal income tax purposes an unused capital loss carryover as follows:

          Expiring
          ------------------------------------
              2008                 $28,801,633


              Oppenheimer Main Street Growth & Income Fund/VA

--------------------------------------------------------------------------------
Notes to Financial Statements  (Continued)
--------------------------------------------------------------------------------


================================================================================
1. Significant Accounting Policies  (continued)
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.
--------------------------------------------------------------------------------
Classification of Dividends and Distributions to Shareholders. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes primarily because of the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.
     The Fund adjusts the classification of distributions to shareholders to reflect the differences between financial statement amounts and distributions determined in accordance with income tax regulations. Accordingly, during the year ended December 31, 2000, amounts have been reclassified to reflect a decrease in paid-in capital of $25,494, a decrease in undistributed net investment income of $48,055, and a decrease in accumulated net realized loss on investments of $73,549. Net assets of the Fund were unaffected by the reclassifications.
--------------------------------------------------------------------------------
Expense Offset Arrangements. Expenses paid indirectly represent a reduction of custodian fees for earnings on cash balances maintained by the Fund.
--------------------------------------------------------------------------------
Other. Investment transactions are accounted for as of trade date and dividend income is recorded on the ex-dividend date. Realized gains and losses on investments and options written and unrealized appreciation and depreciation are determined on an identified cost basis, which is the same basis used for federal income tax purposes.
     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

================================================================================
2. Shares of Beneficial Interest
The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest. Transactions in shares of beneficial interest were as follows:

                                                       Year Ended December 31, 2000(1)          Year Ended December 31, 1999
                                                       --------------------------------         -------------------------------
                                                       Shares              Amount               Shares             Amount
-------------------------------------------------------------------------------------------------------------------------------
Sold                                                   27,605,948          $641,709,139          9,936,050         $224,240,741
Dividends and/or distributions reinvested               1,515,363            35,474,641            186,334            3,832,892
Redeemed                                               (4,166,298)          (95,795,921)        (2,632,085)         (57,441,496)
                                                       ----------          ------------         ----------         ------------
Net increase                                           24,955,013          $581,387,859          7,490,299         $170,632,137
                                                       ==========          ============         ===========        ============

Service shares
Sold                                                       79,978          $  1,778,724                 --         $         --
Dividends and/or distributions reinvested                      --                    --                 --                   --
Redeemed                                                      (34)                 (785)                --                   --
                                                       ----------          ------------         ----------         ------------
Net increase                                               79,944          $  1,777,939                 --         $         --
                                                       ==========          ============         ==========         ============


1. Service shares are for the period from July 13, 2000 (inception of offering) to December 31, 2000.


                Oppenheimer Main Street Growth & Income Fund/VA

--------------------------------------------------------------------------------
Notes to Financial Statements  (Continued)
--------------------------------------------------------------------------------

================================================================================
3. Purchases and Sales of Securities
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended December 31, 2000, were $1,019,340,537 and $471,434,331, respectively.

As of December 31, 2000, unrealized appreciation (depreciation) based on cost of securities for federal income tax purposes of $1,018,131,697 was:

                 Gross unrealized appreciation           $ 114,161,929
                 Gross unrealized depreciation            (113,818,477)
                                                         -------------
                 Net unrealized appreciation             $     343,452
                                                         =============

================================================================================
4. Fees and Other Transactions with Affiliates
Management Fees. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Trust. The annual fees are 0.75% of the first $200 million of average annual net assets, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million and 0.60% of average annual net assets over $800 million. The Fund's management fee for the year ended December 31, 2000, was an annualized rate of 0.70%, before any waiver by the Manager if applicable.
--------------------------------------------------------------------------------
Transfer Agent Fees. OppenheimerFunds Services (OFS), a division of the Manager, is the transfer agent for the Fund and is responsible for maintaining the shareholder registry and shareholder accounting records for the Fund. OFS provides these services for cost. Effective January 1, 2001, the Fund ended the for cost agreement and began paying OFS on a fee per account basis to provide these services.
--------------------------------------------------------------------------------
Distribution and Service Plan for Service Shares. The Fund has adopted a distribution and service plan for Service shares to pay OppenheimerFunds Distributor, Inc., the Distributor, for distribution-related services for the Fund's Service shares. Although the plan allows for payment to be made quarterly at an annual rate of up to 0.25% of the average annual net assets of Service shares of the Fund, that rate is currently reduced to 0.15%. The Board of Trustees may increase that rate to no more than 0.25% per annum, without notification in advance. The distributor currently uses all of those fees to compensate sponsor(s) of the insurance product that offers Fund shares, for providing personal service and maintenance of accounts of their variable contract owners that hold Service shares. The impact of the service plan is to increase operating expenses of the Service shares, which results in lower performance compared to the Fund's shares that are not subject to a service fee.

================================================================================
5. Illiquid or Restricted Securities
As of December 31, 2000, investments in securities included issues that are illiquid or restricted. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. The aggregate value of illiquid or restricted securities subject to this limitation as of December 31, 2000, was $8,399, which represents less than 0.01% of the Fund's net assets, all of which is considered restricted. Information concerning restricted securities is as follows:

                                                                                          Valuation Per
                                                     Acquisition        Cost              Unit as of            Unrealized
Security                                             Date               Per Unit          December 31, 2000     Depreciation
----------------------------------------------------------------------------------------------------------------------------
Stocks and Warrants
-------------------
Intermedia Communications, Inc.                       9/29/98-          $12.51-
                                                     12/29/98            21.54            $6.83                      $9,635

               Oppenheimer Main Street Growth & Income Fund/VA







                                   Appendix A

Below are summaries of the rating definitions used by the nationally-recognized rating agencies listed below. Those ratings represent the opinion of the agency as to the credit quality of issues that they rate. The summaries below are based upon publicly-available information provided by the rating organizations.

Moody's Investors Service, Inc.


Long-Term (Taxable) Bond Ratings

Aaa: Bonds rated Aaa are judged to be the best quality. They carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, the changes that can be expected are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as with Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than those of Aaa securities.

A: Bonds rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa: Bonds rated Baa are considered medium grade obligations; that is, they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and have speculative characteristics as well.

Ba: Bonds rated Ba are judged to have speculative elements. Their future cannot be considered well-assured. Often the protection of interest and principal payments may be very moderate and not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Bonds rated B generally lack characteristics of desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     Caa: Bonds rated Caa are of poor standing and may be in default or there may be present elements of danger with respect to principal or interest.

     Ca: Bonds rated Ca represent obligations which are speculative in a high degree and are often in default or have other marked shortcomings.

C: Bonds rated C are the lowest class of rated bonds and can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through Caa. The modifier "1" indicates that the obligation ranks in the higher end of its category; the modifier "2" indicates a mid-range ranking and the modifier "3" indicates a ranking in the lower end of the category.




Short-Term Ratings - Taxable Debt

These ratings apply to the ability of issuers to repay punctually senior debt obligations having an original maturity not exceeding one year:

     Prime-1: Issuer has a superior ability for repayment of senior short-term debt obligations.

     Prime-2: Issuer has a strong ability for repayment of senior short-term debt obligations. Earnings trends and coverage, while sound, may be subject to variation. Capitalization characteristics, while appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime-3: Issuer has an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Not Prime: Issuer does not fall within any Prime rating category.

Standard & Poor's Corporation


Long-Term Credit Ratings

     AAA: Bonds rated "AAA" have the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

     AA: Bonds rated "AA" differ from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A: Bonds rated "A" are somewhat more susceptible to adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB: Bonds rated BBB exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Bonds rated BB, B, CCC, CC and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB: Bonds rated BB are less vulnerable to nonpayment than other speculative issues. However, these face major uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B: A bond rated B is more vulnerable to nonpayment than an obligation rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation.




CCC: A bond rated CCC is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC:  An obligation rated CC is currently highly vulnerable to nonpayment.

C: The C rating may used where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

     D: Bonds rated D are in default. Payments on the obligation are not being made on the date due.

The ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories. The "r" symbol is attached to the ratings of instruments with significant noncredit risks.

Short-Term Issue Credit Ratings

A-1: Rated in the highest category. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, a plus (+) sign designation indicates the issuer's capacity to meet its financial obligation is very strong.

A-2: Obligation is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

     A-3: Exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B: Regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation. However, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

     C: Currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

     D: In payment default. Payments on the obligation have not been made on the due date. The rating may also be used if a bankruptcy petition has been filed or similar actions jeopardize payments on the obligation.

Fitch


International Long-Term Credit Ratings

Investment Grade:

     AAA: Highest Credit Quality. "AAA" ratings denote the lowest expectation of credit risk. They are assigned only in the case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.


     AA: Very High Credit Quality. "AA" ratings denote a very low expectation of credit risk. They indicate a very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

     A: High Credit Quality. "A" ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

     BBB: Good Credit Quality. "BBB" ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

Speculative Grade:

     BB: Speculative. "BB" ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time. However, business or financial alternatives may be available to allow financial commitments to be met. Securities rates in this category are not investment grade.

     B: Highly Speculative. "B" ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met. However, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

     CCC, CC C: High Default Risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A "CC" rating indicates that default of some kind appears probable. "C" ratings signal imminent default.

     DDD, DD, and D: Default. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. `DDD' obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. `DD' indicates potential recoveries in the range of 50%-90%, and `D' the lowest recovery potential, i.e., below 50%.

Entities rated in this category have defaulted on some or all of their obligations. Entities rated 'DDD' have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated `DD' and `D' are generally undergoing a formal reorganization or liquidation process; those rated `DD' are likely to satisfy a higher portion of their outstanding obligations, while entities rated `D' have a poor prospect for repaying all obligations.

Plus (+) and minus (-) signs may be appended to a rating symbol to denote relative status within the major rating categories. Plus and minus signs are not added to the "AAA" category or to categories below "CCC," nor to short-term ratings other than "F1" (see below).

International Short-Term Credit Ratings

     F1: Highest credit quality. Strongest capacity for timely payment of financial commitments. May have an added "+" to denote any exceptionally strong credit feature.

     F2: Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of higher ratings.

     F3:  Fair  credit  quality.   Capacity  for  timely  payment  of  financial
     commitments is adequate. However, near-term adverse changes could result in a reduction to non-investment grade.

     B:   Speculative.   Minimal   capacity  for  timely  payment  of  financial
     commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

     C: High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

     D: Default. Denotes actual or imminent payment default.

                                   Appendix B


                            Industry Classifications


Aerospace/Defense                          Food and Drug Retailers
Air Transportation                         Gas Utilities
Asset-Backed                               Health Care/Drugs
Auto Parts and Equipment                   Health Care/Supplies & Services
Automotive                                 Homebuilders/Real Estate
Bank Holding Companies                     Hotel/Gaming
Banks                                      Industrial Services
Beverages                                  Information Technology
Broadcasting                               Insurance
Broker-Dealers                             Leasing & Factoring
Building Materials                         Leisure
Cable Television                           Manufacturing
Chemicals                                  Metals/Mining
Commercial Finance                         Nondurable Household Goods
Communication Equipment                    Office Equipment
Computer Hardware                          Oil - Domestic
Computer Software                          Oil - International
Conglomerates                              Paper
Consumer Finance                           Photography
Consumer Services                          Publishing
Containers                                 Railroads
Convenience Stores                         Restaurants
Department Stores                          Savings & Loans
Diversified Financial                      Shipping
Diversified Media                          Special Purpose Financial
Drug Wholesalers                           Specialty Printing
Durable Household Goods                    Specialty Retailing
Education                                  Steel
Electric Utilities                         Telecommunications - Technology
Electrical Equipment                       Telephone - Utility
Electronics                                Textile/Apparel
Energy Services & Producers                Tobacco
Entertainment/Film                         Trucks and Parts
Environmental                              Wireless Services
Food

                         APPENDIX C - MAJOR SHAREHOLDERS

                               RECORD SHAREHOLDERS

As of March 31, 2001, the total number of shares outstanding, and the number of shares and approximate percentage of Fund shares held of record by separate accounts of the following insurance companies (and their respective subsidiaries) and by OppenheimerFunds, Inc. ("OFI") were as follows. ["*" indicates less than 5% of the outstanding shares of that fund or class]:


                           Total            OFI               Monarch           GE            Nationwide
                           Outstanding

Money Fund                 278,411,670.379   *                 26,505,190.172      *            *
                                                                9.52%

High Income Fund           40,386,520.089     *                   *            17,185,604.681    *
                                                                                    42.55%

Bond Fund                  55,765,962.415     *                   *            9,305,294.264   26,209,428.139
                                                                                    16.69%       47.00%

Aggressive Growth         42,972,130.915      *                   *            6,037,729.727    9,977,292.418
Fund                                                                               14.05%        23.22%

Service Shares:
Aggressive Growth Fund         502.298         *

Capital Appreciation
 Fund                       51,390,415.146     *                   *            8,841,404.906   21,685,880.440
                                                                                     17.20%       42.20%

Multiple Strategies         38,983,744.040     *                 2,898,918.140  6,340,994.469  18,542,432.995
Fund                                                                7.44%            16.27%        47.56%

Global Securities           82,209,426.884     *                     *                 *        34,180,088.098
Fund                                                                                               41.58%

Service Shares:
Global Securities          119,656.193        *                      *             119,619.34        *
Fund                                                                                  99.97%

Main Street Growth         50,366,888.832     *                      *                *           19,690,821.482
& Income Fund                                                                                        39.09%

Service Shares:            208,222.162        *                       *            208,179.036        *
Main Street Growth                                                                    99.98%
& Income Fund

Main Street Small Cap      1,369,784.382      *                       *               *               *
Fund

Strategic Bond Fund        70,582,548.420     *                       *               *               *

Service Shares:                 236.606      215.054                  *               *               *
Strategic Bond Fund                           90.89%

                                                                 (continued)

                                    Aetna            MassMutual         Jefferson Pilot     Cuna
Money Fund                            *            213,501,962.725       *                    *
                                                        76.69%

High Income Fund                    *                10,353,485.635        *                 6,940,723.787
                                                        25.64%             *                     17.19%

Bond Fund                            *            13,013,728.388      4,564,868.433           *
                                                        23.34%             8.19%

Aggressive Growth Fund                  *            22,840,429.135        *                     *
                                                         53.15%
Service Shares:
Aggressive Growth Fund                  *                   *                 *                  *


Capital Appreciation Fund              *             11,742,148.348      3,052,115.981
                                                         22.85%            5.94%

Multiple Strategies Fund               *              7,336,143.350        *                     *
                                     18.82%

Global Securities Fund              5,052,090.124    40,175,678.152        *                     *
                                      6.15%               48.87%

Service Shares:
Global Securities Fund              *                         *            *                     *

Main Street Growth &                3,756,149.735    18,833,640.027        *                     *
Income Fund                           7.46%              37.39%

Service Shares:                     *                         *            *                     *
Main Street Growth &
Income Fund

Main Street Small Cap Fund          *                851,826.628           *                     *
                                     62.19%

Strategic Bond Fund             10,793,443.159       45,787,919.102
                                    15.29%              64.87%

                                                                   (continued)

                                    American
                                    General          Protective        Allstate      Columbus           Pruco

Money Fund                          *             21,941,634.460        *             *                 *
                                                      7.88%

High Income Fund                     *                 *                 *            *                 *

Bond Fund                            *                 *                 *            *                 *

Aggressive Growth Fund               *                 *                 *            *                 *

Service Shares:
Aggressive Growth Fund              *                  *                 *            *             487.644
                                                                                                      97.08%
Capital Appreciation Fund           *                  *                 *            *

Multiple Strategies Fund            *                  *                 *            *               *

Global Securities Fund              *                  *                 *            *               *

Service Shares:
Global Securities                   *                  *                 *            *               *

Main Street Growth &
Income Fund                         *                4,194,486.237       *            *               *
                                                          8.33%

Service Shares:
Main Street Growth &
Income Fund                         *                         *            *         *                *

Main Street Small Cap Fund          383,520.645               *            88,987.344   *             *
                                       28.00%                                   6.50%

Strategic Bond Fund                 *                7,312,196.933         *            *             *
                                                              10.36%

Service Shares:
Strategic Bond Fund                 *                         *            *            21.552        *
                                                                                        9.11%


Oppenheimer Variable Account Funds


Investment Adviser
         OppenheimerFunds, Inc.
         Two World Trade Center
         New York, New York 10048-0203

Transfer Agent
         OppenheimerFunds Services
         P.O. Box 5270
         Denver, Colorado 80217
         1.800.981.2871

Custodian Bank
         The Bank of New York
         One Wall Street
         New York, New York 10015

Independent Auditors
         Deloitte & Touche LLP
         555 Seventeenth Street
         Denver, Colorado 80202

Legal Counsel
         Myer, Swanson, Adams & Wolf, P.C.
         1600 Broadway
         Denver, Colorado 80202


(OppenheimerFunds logo)

                       OPPENHEIMER VARIABLE ACCOUNT FUNDS

                                    FORM N-1A

                                     PART C

                                OTHER INFORMATION


Item 23.  Exhibits


(a) Twelfth Amended and Restated Declaration of Trust dated 5/1/01: Filed herewith.

(b)      Amended By-Laws dated 10/24/00: Filed herewith.


(c) (i) Oppenheimer Money Fund/VA specimen share certificate: Previously filed with Registrant's Post-Effective Amendment No. 34 (4/29/99), and incorporated herein by reference.

(ii) Oppenheimer Bond Fund/VA specimen share certificate: Previously filed with Registrant's Post-Effective Amendment No. 34 (4/29/99), and incorporated herein by reference.

(iii)  Oppenheimer  Capital  Appreciation  Fund/VA  specimen share  certificate:
Previously filed with Registrant's Post-Effective Amendment No. 34 (4/29/99), and incorporated herein by reference.

(iv)  Oppenheimer  High Income Fund/VA  specimen share  certificate:  Previously
filed  with  Registrant's   Post-Effective   Amendment  No.  34  (4/29/99),  and
incorporated herein by reference.

(v) Oppenheimer Aggressive Growth Fund/VA specimen share certificate: Previously
filed  with  Registrant's   Post-Effective   Amendment  No.  34  (4/29/99),  and
incorporated herein by reference.

(vi)  Oppenheimer   Multiple  Strategies  Fund/VA  specimen  share  certificate:
Previously filed with Registrant's Post-Effective Amendment No. 34 (4/29/99), and incorporated herein by reference.

(vii)  Oppenheimer   Global  Securities   Fund/VA  specimen  share  certificate:
Previously filed with Registrant's Post-Effective Amendment No. 34 (4/29/99), and incorporated herein by reference.

(viii) Oppenheimer Strategic Bond Fund/VA specimen share certificate: Previously
filed  with  Registrant's   Post-Effective   Amendment  No.  34  (4/29/99),  and
incorporated herein by reference.

(ix) Oppenheimer Main Street Growth & Income Fund/VA specimen share certificate:
Previously filed with Registrant's Post-Effective Amendment No. 34 (4/29/99), and incorporated herein by reference.


 (x) Oppenheimer  Main Street Small Cap Fund/VA  specimen share  certificate:
Filed herewith.

Oppenheimer Money Fund/VA Service class specimen share certificate: Previously filed with Registrant's Post-Effective Amendment No. (4/29/99),(xi) Oppenheimer Money Fund/VA Service class specimen share certificate: Filed herewith. (xi) 35 (5/1/00), and incorporated herein by reference.

Oppenheimer  Bond Fund/VA Service class specimen share  certificate:  Previously
filed  with  Registrant's   Post-Effective   Amendment  No.  35  (5/1/00),   and
incorporated herein by reference.

Oppenheimer   Capital   Appreciation   Fund/VA   Service  class  specimen  share
certificate: Previously filed with Registrant's Post-Effective Amendment No. 35 (5/1/00), and incorporated herein by reference.

Oppenheimer  High Income  Fund/VA  Service  class  specimen  share  certificate:
Previously filed with Registrant's Post-Effective Amendment No. 35 (5/1/00), and incorporated herein by reference.

Oppenheimer  Aggressive Growth Fund/VA Service class specimen share certificate:
Previously filed with Registrant's Post-Effective Amendment No. 35 (5/1/00), and incorporated herein by reference.

Oppenheimer   Multiple   Strategies   Fund/VA   Service  class   specimen  share
certificate: Previously filed with Registrant's Post-Effective Amendment No. 35 (5/1/00), and incorporated herein by reference.

Oppenheimer  Global Securities Fund/VA Service class specimen share certificate:
Previously filed with Registrant's Post-Effective Amendment No. 35 (5/1/00), and incorporated herein by reference.

Oppenheimer  Strategic Bond Fund/VA  Service class  specimen share  certificate:
Previously filed with Registrant's Post-Effective Amendment No. 35 (5/1/00), and incorporated herein by reference.

Oppenheimer Main Street Growth & Income Fund/VA Service class specimen share certificate: Previously filed with Registrant's Post-Effective Amendment No. 35 (5/1/00), and incorporated herein by reference.

(xx) Oppenheimer Main Street Small Cap Fund/VA Service class specimen share certificate: Filed herewith.


(d) (i) Investment Advisory Agreement for Oppenheimer Money Fund/VA dated 9/1/94: Filed with Post-Effective Amendment No. 26, 2/13/95, and incorporated herein by reference.

(ii) Investment Advisory Agreement for Oppenheimer High Income Fund/VA dated 9/1/94: Filed with Post-Effective Amendment No. 26, 2/13/95, and incorporated herein by reference.

(iii) Investment  Advisory  Agreement for Oppenheimer Bond Fund/VA dated 9/1/94:
Filed with Post-Effective Amendment No. 26, 2/13/95, and incorporated herein by reference.

(iv) Amended and Restated Investment Advisory Agreement for Oppenheimer Aggressive Growth Fund/VA dated 5/1/99: Previously filed with Registrant's Post-Effective Amendment No. 34 (4/29/99), and incorporated herein by reference.

(v) Investment Advisory Agreement for Oppenheimer Capital  Appreciation  Fund/VA
dated  9/1/94:  Filed  with  Post-Effective   Amendment  No.  26,  2/13/95,  and
incorporated herein by reference.

(vi) Investment  Advisory Agreement for Oppenheimer  Multiple Strategies Fund/VA
dated  9/1/94:  Filed  with  Post-Effective   Amendment  No.  26,  2/13/95,  and
incorporated herein by reference.

(vii) Investment  Advisory  Agreement for Oppenheimer  Global Securities Fund/VA
dated  9/1/94:  Filed  with  Post-Effective   Amendment  No.  26,  2/13/95,  and
incorporated herein by reference.

(viii)  Investment  Advisory  Agreement for  Oppenheimer  Strategic Bond Fund/VA
dated  9/1/94:  Filed  with  Post-Effective   Amendment  No.  26,  2/13/95,  and
incorporated herein by reference.

(ix) Investment Advisory Agreement for Oppenheimer Main Street Growth & Income Fund/VA dated 5/1/95: Filed with Post-Effective Amendment No. 29, 4/22/96, and incorporated herein by reference.


(x) Investment Advisory Agreement for Oppenheimer Main Street Small Cap Fund/VA dated 5/1/98 - Filed with Registrant's Post-Effective Amendment No. 31, 1/30/98, and incorporated herein by reference.


(e) (i) General Distributor's Agreement for Service shares of Oppenheimer Money Fund /VA dated 5/1/98: Filed with Post-Effective Amendment No. 32, 4/29/98, and incorporated herein by reference.

(ii) General Distributor's Agreement for Service shares of Oppenheimer Bond Fund/VA dated 5/1/98: Filed with Post-Effective Amendment No. 32, 4/29/98, and incorporated herein by reference.

(iii) General Distributor's Agreement for Service shares of Oppenheimer Capital Appreciation Fund/VA dated 5/1/98: Filed with Post-Effective Amendment No. 32, 4/29/98, and incorporated herein by reference.

(iv) General Distributor's Agreement for Service shares of Oppenheimer High Income Fund/VA dated 5/1/98: Filed with Post-Effective Amendment No. 32, 4/29/98, and incorporated herein by reference.

(v) General Distributor's Agreement for Service shares of Oppenheimer Aggressive Growth Fund/VA dated 5/1/98: Filed with Post-Effective Amendment No. 32, 4/29/98, and incorporated herein by reference.

(vi) General Distributor's Agreement for Service shares of Oppenheimer Multiple Strategies Fund/VA dated 5/1/98: Filed with Post-Effective Amendment No. 32, 4/29/98, and incorporated herein by reference.

(vii) General Distributor's Agreement for Service shares of Oppenheimer Global Securities Fund/VA dated 5/1/98: Filed with Post-Effective Amendment No. 32, 4/29/98, and incorporated herein by reference.

(viii) General Distributor's Agreement for Service shares of Oppenheimer Strategic Bond Fund/VA dated 5/1/98: Filed with Post-Effective Amendment No. 32, 4/29/98, and incorporated herein by reference.

(ix) General Distributor's Agreement for Service shares of Oppenheimer Main Street Growth & Income Fund/VA dated 5/1/98: Filed with Post-Effective Amendment No. 32, 4/29/98, and incorporated herein by reference.


(x) General Distributor's Agreement for Service shares of Oppenheimer Main Street Small Cap Fund/VA dated 5/1/98: Filed with Post-Effective Amendment No. 32, 4/29/98, and incorporated herein by reference.


(f) Form of Deferred  Compensation  Plan for  Disinterested  Trustees\Directors:
Filed with Post-Effective Amendment No. 40 to the Registration Statement of Oppenheimer High Yield Fund (Reg. No. 2-62076), 10/27/98, and incorporated herein by reference.

(g) Custody Agreement between Oppenheimer Variable Account Funds and The Bank of New York, dated 11/12/92: Previously filed with Registrant's Post-Effective Amendment No. 21, 3/12/93, refiled with Registrant's Post-Effective Amendment No. 27, 4/27/95 pursuant to Item 102 of Regulation S-T, and incorporated herein by reference.

(h)      Not applicable.

(i) (i) Opinion and Consent of Counsel, 3/14/85: Previously filed with Registrant's Pre-Effective Amendment No. 1, 3/20/85, refiled with Registrant's Post-Effective Amendment No. 27, 4/27/95 pursuant to Item 102 of Regulation S-T, and incorporated herein by reference.

(ii) Opinion and Consent of Counsel, 4/28/86: Previously filed with Registrant's Post-Effective Amendment No. 5, 8/12/86, refiled with Registrant's Post-Effective Amendment No. 27, 4/27/95 pursuant to Item 102 of Regulation S-T, and incorporated herein by reference.

(iii) Opinion and Consent of Counsel, 7/31/86: Previously filed with Registrant's Post-Effective Amendment No. 5, 8/12/86, refiled with Registrant's Post-Effective Amendment No. 27, 4/27/95 pursuant to Item 102 of Regulation S-T, and incorporated herein by reference.

(iv) Opinion and Consent of Counsel, 1/21/87: Previously filed with Registrant's Post-Effective Amendment No. 7, 2/6/87, refiled with Registrant's Post-Effective Amendment No. 27, 4/27/95, pursuant to Item 102 of Regulation S-T, and incorporated herein by reference.

(v) Opinion and Consent of Counsel, dated July 31, 1990: Previously filed with Registrant's Post-Effective Amendment No. 15, 9/19/90, refiled with Registrant's Post-Effective Amendment No. 27, 4/27/95 pursuant to Item 102 of Regulation S-T, and incorporated herein by reference.

(vi) Opinion and Consent of Counsel dated April 23, 1993: Previously filed with Registrant's Post-Effective Amendment No. 22, 4/30/93, refiled with Registrant's Post-Effective Amendment No. 27, 4/27/95 pursuant to Item 102 of Regulation S-T, and incorporated herein by reference.

(vii) Opinion and Consent of Counsel dated April 18, 1995: Filed with Post-Effective Amendment No. 29, 4/22/96, and incorporated herein by reference.


(viii) Opinion and Consent of Counsel dated May 1, 1998: Previously filed with Registrant's Post-Effective Amendment No. 35 (5/1/00), and incorporated herein by reference.


(j)      Independent Auditors' Consent: Filed herewith.

(k)      Not applicable.

(l)      Not applicable.


(m) (i) Amended and Restated Distribution and Service Plan and Agreement for Service shares of Oppenheimer Money Fund/VA dated 2/29/00: Previously filed with Registrant's Post-Effective Amendment No. 35 (5/1/00), and incorporated herein by reference.

(ii) Amended and Restated Distribution and Service Plan and Agreement for Service shares of Oppenheimer Bond Fund/VA dated 2/29/00: Previously filed with Registrant's Post-Effective Amendment No. 35 (5/1/00), and incorporated herein by reference.

(iii) Amended and Restated Distribution and Service Plan and Agreement for Service shares of Oppenheimer Capital Appreciation Fund/VA dated 2/29/00:
Previously filed with Registrant's Post-Effective Amendment No. 35 (5/1/00), and incorporated herein by reference.

(iv) Amended and Restated Distribution and Service Plan and Agreement for Service shares of Oppenheimer High Income Fund/VA dated 2/29/00: Previously filed with Registrant's Post-Effective Amendment No. 35 (5/1/00), and incorporated herein by reference.

(v) Amended and Restated Distribution and Service Plan and Agreement for Service shares of Oppenheimer Aggressive Growth Fund/VA dated 2/29/00: Previously filed with Registrant's Post-Effective Amendment No. 35 (5/1/00), and incorporated herein by reference.

(vi) Amended and Restated Distribution and Service Plan and Agreement for Service shares of Oppenheimer Multiple Strategies Fund/VA dated 2/29/00:
Previously filed with Registrant's Post-Effective Amendment No. 35 (5/1/00), and incorporated herein by reference.

(vii) Amended and Restated Distribution and Service Plan and Agreement for Service shares of Oppenheimer Global Securities Fund/VA dated 2/29/00:
Previously filed with Registrant's Post-Effective Amendment No. 35 (5/1/00), and incorporated herein by reference.

(viii) Amended and Restated Distribution and Service Plan and Agreement for Service shares of Oppenheimer Strategic Bond Fund/VA dated 2/29/00: Previously filed with Registrant's Post-Effective Amendment No. 35 (5/1/00), and incorporated herein by reference.

(ix) Amended and Restated Distribution and Service Plan and Agreement for Service shares of Oppenheimer Main Street Growth & Income Fund/VA dated 2/29/00:
Previously filed with Registrant's Post-Effective Amendment No. 35 (5/1/00), and incorporated herein by reference.

(x) Amended and Restated Distribution and Service Plan and Agreement for Service shares of Oppenheimer Main Street Small Cap Fund/VA dated 2/29/00: Previously filed with Registrant's Post-Effective Amendment No. 35 (5/1/00), and incorporated herein by reference.

(n)  Oppenheimer  Funds  Multiple  Class Plan under Rule 18f-3  updated  through
8/22/00: Previously filed with Post-Effective Amendment No. 62 to the Registration Statement of Oppenheimer 8/27/99,Money Market Fund, Inc. (Reg. No. 2-49887), 11/20/00, and incorporated herein by reference.


(o) Powers of Attorney for all Trustees and Officers (including Certified Board Resolutions): Previously filed with Pre-Effective Amendment No. 2 to the Registration Statement of Oppenheimer Select Managers (Reg. No. 333-49774), 2/8/01, and incorporated herein by reference.

(p) Amended and Restated Code of Ethics of the Oppenheimer Funds dated March 1, 2000 under Rule 17j-1 of the Investment Company Act of 1940: Previously filed with the Initial Registration Statement of Oppenheimer Emerging Growth Fund (Reg. No. 333-44176), 8/21/00, and incorporated herein by reference.


Item 24.  Persons Controlled by or Under Common Control with the Fund

None.

Item 25.  Indemnification

         Reference is made to the provisions of Article Seventh of Registrant's Amended and Restated Declaration of Trust filed as Exhibit 23(a) to this Registration Statement, and incorporated herein by reference.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act of 1933 and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.



Item 26. - Business and Other Connections of the Investment Adviser

(a) OppenheimerFunds, Inc. is the investment adviser of the Registrant; it and certain subsidiaries and affiliates act in the same capacity to other investment companies, including without limitation those described in Parts A and B hereof and listed in Item 26(b) below.


(b) There is set forth below information as to any other business, profession, vocation or employment of a substantial nature in which each officer and director of OppenheimerFunds, Inc. is, or at any time during the past two fiscal years has been, engaged for his/her own account or in the capacity of director, officer, employee, partner or trustee.

Name and Current Position                            Other Business and Connections
with OppenheimerFunds, Inc.                          During the Past Two Years


Timothy L. Abbuhl,
Assistant Vice President                             None.

Amy B. Adamshick,
Vice President                                       Formerly at Scudder Kemper Investments (July 1998 - May 2000)


Charles E. Albers,
Senior Vice President                                None.


Edward J. Amberger,
Assistant Vice President                             None.

Janette Aprilante,
Assistant Vice President                             None.

Victor W. Babin,

Senior Vice President                                None.


Keith W. Bachman,
Assistant Vice President                             None.

Joanne Bardell,
Assistant Vice President                             None.

Tomothy M. Barry,
Vice President                                       None.

Bruce L. Bartlett,
Senior Vice President                                None.

Charles M. Bartling,
Assistant Vice President                             None.

George Batejan,
Executive Vice President/
Chief Information Officer                            None

Kevin Baum,
Assistant Vice President                             None.


Connie Bechtolt,
Assistant Vice President                             None.


Lalit K. Behal,
Assistant Vice President                             None.


Kathleen Beichert,
Vice President                                       None.

Rajeev Bhaman,

Vice President                                       None.


Mark Binning,
Assistant Vice President                             None.


Robert J. Bishop,

Vice President                                       None.

Tracey B. Blinzler,
Assistant Vice President                             None.

John R. Blomfield,
Vice President                                       None.


Chad Boll,
Assistant Vice President                             None


Robert A. Bonomo,
Senior Vice President                                None.

Christina M. Bourgeois,
Assistant Vice President                             None.

Lowell Scott Brooks,

Vice President                                       None.


Adele A. Campbell,
Assistant Vice President & Assistant
Treasurer: Rochester Division                        None.

Claudia Calich,

Assistant Vice President                             None.


Michael A. Carbuto,
Vice President                                       None

Debra A. Casey,
Assistant Vice President                             None.

Michael E. Cassidy,
Assistant Vice President                             None.

Peter V. Cocuzza,
Vice President                                       None.

Julie C. Cusker,
Assistant Vice President:

Rochester Division                                   None.






O. Leonard Darling,
Vice Chairman, Executive Vice
President and Chief Investment
Officer and Director                                 Chairman  of the Board and a  director  (since  June 1999) and
                                                     Senior   Managing    Director   (since   December   1998)   of
                                                     HarbourView  Asset Management  Corporation;  a director (since
                                                     March 2000) of OFI Private  Investments,  Inc.;  a director of
                                                     OAM  Institutional,   Inc.  (since  February  2001);   Trustee
                                                     (1993) of Awhtolia College - Greece;  formerly Chief Executive
                                                     Officer    (1993-Juneof     HarbourView    Asset    Management
                                                     Corporation (December 1998 - June 1999).

John M. Davis,
Assistant Vice President                             None.


Robert A. Densen,
Senior Vice President                                None.


Ruggero de'Rossi,

Vice President                                       Formerly, Chief Strategist at ING Barings (July
                                                     1998 - March 2000).


Devereux,Max Dietshe,
Vice President                                       Formerly at Deloitte & Touche LLP (1989-1999).
& Touche LLP (1989-1999).
Craig P.
Craig P. Dinsell,
Executive Vice President                             None.

Becky Dolan,
Vice President                                       None.

Steven D. Dombrower,
Vice President                                       None.


Andrew J. Donohue,
Executive Vice President,

General Counsel and Director                         Executive Vice  President,  General  Counsel and a director of
                                                     OppenheimerFunds    Distributor,    Inc.;    Executive    Vice
                                                     President,  General  Counsel  and a  director  of  HarbourView
                                                     Asset  Management  Corporation,  Shareholder  Services,  Inc.,
                                                     Shareholder    Financial    Services,     Inc.,    Oppenheimer
                                                     Partnership  Holdings,  Inc., OFI Private  Investments,  Inc.,
                                                     Oppenheimer  Trust  Company;   President  and  a  director  of
                                                     Centennial Asset  Management  Corporation and Oppenheimer Real
                                                     Asset  Management,  Inc.;  Vice  President  and a director  of
                                                     OppenheimerFunds    International    Ltd.   and    Oppenheimer
                                                     Millennium  Funds  1997);plc;  a director of  OppenheimerFunds
                                                     Legacy  Program,  a charitable  trust program  established  by the Manager;  General  Counsel and  Secretary  of  Oppenheimer
                                                     Acquisition  Corp.;  Chief Legal Officer and a director of OAM
                                                     Institutional, Inc.; an officer of other Oppenheimer funds.

Bruce C. Dunbar,
Vice President                                       None.

John E. Eiler,
Vice President                                       None.

Daniel R. Engstrom,

Assistant Vice President                             None.


Armand B. Erpf,
Assistant Vice President                             None.

George R. Evans,
Vice President                                       None.

Edward N. Everett,

Assistant Vice President                             None.

Leslie A. Falconio,

Vice President                                       None.

David J. Falicia,
Assistant Vice President                             None.

Scott T. Farrar,
Vice President                                       Assistant  Treasurer of Oppenheimer  Millennium  Funds plc; an
                                                     officer of other Oppenheimer funds.

Katherine P. Feld,
Vice President, Senior Counsel
and Secretary                                        Vice    President   and    Secretary   of    OppenheimerFunds,
                                                     Distributor,  Inc.;  Secretary  and Director of  Centennialand
                                                     Asset  Management  Corporation;  Vice  President and Secretary
                                                     of  Oppenheimer  Real Asset  Management,  Inc.;  Secretary  of
                                                     HarbourView   Asset   Management   Corporation,    Oppenheimer
                                                     Partnership  Holdings,  Inc.,  Shareholder Financial Services,
                                                     Inc.,    Shareholder   Services,    Inc.   and   OFI   Private
                                                     Investments, Inc. and OAM Institutional, Inc.





Ronald H. Fielding,
Senior Vice President;

Chairman: Rochester Division                         Director  of ICI Mutual  Insurance  Company;  Governor  of St.
                                                     John's   College;   Director   of   International   Museum  of
                                                     Photography  at  George  Eastman  House;   an  officer  and/or
                                                     portfolio manager of certain Oppenheimer funds.


Paul J. Fitzsimmons,
Assistant Vice President                             None.


Brian D. Flahive,
Assistant Vice President                             None.

David J. Foxhoven,
Assistant Vice President                             None.

Colleen M. Franca,
Assistant Vice President                             None.

Crystal French,
Vice President                                       None.

Dan P. Gangemi,

Vice President                                       None.


Subrata Ghose,

Assistant Vice President                             Formerly,  Equity  Analyst  at  Fidelity  Investments  (1995 -
                                                     March 2000).

Charles W. Gilbert,
Assistant Vice President                             None.

Alan C. Gilston,
Vice President                                       None.

Jill E. Glazerman,
Vice President                                       None.

Paul M. Goldenberg,
Vice President                                       Formerly,   President  of  Advantageware   (September  1992  -
                                                     September 1999).

Mikhail Y. Goldverg,
Vice President                                       None.

Raquel Granahan,
Vice President                                       None.



Laura Granger,
Vice President                                       Formerly,   Portfolio   Manager  at  Fortis   Advisors   (July
                                                     1998-October 2000).

Jeremy H. Griffiths,
Executive Vice President,
Chief Financial Officer and
Director                                             Chief   Financial   Officer,   Treasurer   and   director   of
                                                     Oppenheimer  Acquisition  Corp.;  Executive  Vice President of
                                                     HarbourView  Asset Management  Corporation;  President.  Chief
                                                     Executive  Officer and director of Oppenheimer  Trust Company;
                                                     director    of   Trinity    Investment    Management    Corp.,
                                                     Secretary/Treasurer  and director of  OppenheimerFunds  Legacy
                                                     Program  (charitable trust program);  Executive Vice President of OFI Private  Investments,  Inc.  and a Member and Fellow of
                                                     the Institute of Chartered Accountants.

Robert Grill,
Senior Vice President                                None.

Robert Guy,
Senior Vice President                                None.

Robert Haley,
Assistant Vice President                             None.

Ping Han,
Assistant Vice President                             None.

Kelly Haney,
Assistant Vice President                             None.

Thomas B. Hayes,
Vice President                                       None.

Dennis K. Hess,
Assistant Vice President                             None.

Dorothy F. Hirshman,
Assistant Vice President                             None.

Merryl I. Hoffman,
Vice President and
Senior Counsel                                       Secretary of Oppenheimer Trust Company.

Merrell I. Hora,
Vice President                                       None.


Edward Hrybenko,
Vice President                                       None.

Scott T. Huebl,
Vice President                                       None.

Margaret Hui,
Assistant                                            Vice President Formerly
                                                     Vice President -
                                                     Syndications of Sanwa Bank
                                                     California (January 1998 -
                                                     September 1999).

John A. Huttlin,
Vice President                                       None.

James G. Hyland,
Assistant                                            Vice President Formerly
                                                     Manager of Customer
                                                     Research for Prudential
                                                     Investments (February 1998
                                                     - July 1999).

David Hyun,
Vice                                                 President Formerly
                                                     portfolio manager,
                                                     technology analyst and
                                                     research associate at Fred
                                                     Alger Management, Inc.
                                                     (August 1993 - June 2000).

Steve P. Ilnitzki,
Senior Vice President                                Formerly  Vice  President of Product  Management at Ameritrade
                                                     (until March 2000).

Kathleen T. Ives,
Vice President and
Assistant Counsel                                    None.

William Jaume,
Vice President                                       Senior  Vice  President  (since  April  2000)  of  HarbourView
                                                     Asset   Management   Corporation;   COO   and   CCO   of   OAM
                                                     Institutional, Inc. (since February 2001).

Frank V. Jennings,
Vice President                                       None.

Andrew J. Jordan,
Assistant Vice President                             None.

Deborah Kaback,
Vice President and
Senior Counsel                                       Formerly Senior Vice President and Deputy General Counsel of
                                                     Oppenheimer Capital (April 1989-November 1999).

Lewis A. Kamman,
Vice President                                       None.

Jennifer E. Kane,
Assistant Vice President                             None.

Lynn O. Keeshan,
Senior Vice President                                None.

Thomas W. Keffer,
Senior Vice President                                None.

Kristina J. Keller,
Vice President                                       None.

Richard W. Knott,
Vice President                                       None.

Teresa H. Kong,
Assistant Vice President                             None.

Walter G. Konops,
Assistant Vice President                             None.

Avram D. Kornberg,
Senior Vice President                                None.

Dimitrios Kourkoulakos,
Assistant Vice President.                            None.

John Kowalik,
Senior Vice President                                None.

Brian K. Kramer,
Assistant Vice President                             None.

Joseph Krist,
Assistant Vice President                             None.

Tracey E. Lange,
Vice President                                       None.

Christopher M. Leavy,
Senior Vice President                                Formerly  Vice  President  and  Portfolio  Manager  at  Morgan
                                                     Stanley Investment Management (1997-September 2000).

Dina C. Lee,
Assistant Vice President and
Assistant Counsel                                    Formerly  an  attorney  with Van Eck  Global  (until  December
                                                     2000).
Michael S. Levine,
Vice President                                       None.

Shanquan Li,
Vice President                                       None.

Mitchell J. Lindauer,
Vice President and Assistant
General Counsel                                      None.

William A. Linden,
Assistant Vice President                             None.

Malissa B. Lischin,
Assistant Vice President                             Formerly Associate Manager,  Investment  Management Analyst at
                                                     Prudential (1996 - March 2000).

David P. Lolli,
Assistant Vice President                             None.

Daniel G. Loughran
Vice President: Rochester Division                   None.

David M. Mabry,
Vice President                                       None.

Bridget A. Macaskill,
Chairman, Chief Executive Officer
and Director                                         President,   Chief  Executive  Officer  and  director  of  OFI
                                                     Private  Investments,  Inc., an investment  adviser subsidiary
                                                     of  the  Manager;   Chairman   and  director  of   Shareholder
                                                     Services,  Inc.  and  Shareholder  Financial  Services,  Inc.,
                                                     transfer  agent  subsidiaries  of the Manager;  President  and director  of  Oppenheimer  Acquisition  Corp.,  the  Manager's
                                                     parent   holding   company;    President   and   director   of
                                                     Oppenheimer  Partnership  Holdings,  Inc.,  a holding  company
                                                     subsidiary   of  the  Manager;   President   and  director  of
                                                     OppenheimerFunds   International   Ltd.,   an  offshore   fund
                                                     management  subsidiary  of  the  Manager  and  of  Oppenheimer
                                                     Millennium   Funds  plc;   director   of   HarbourView   Asset
                                                     Management    Corporation   and    Oppenheimer    Real   Asset
                                                     Management,  Inc.,  investment  adviser  subsidiaries  of  the
                                                     Manager;  President  and director of  OppenheimerFunds  Legacy
                                                     Program,  a  charitable  trust  program   established  by  the
                                                     Manager;  director of OAM Institutional,  Inc.;  President and a trustee of other  Oppenheimer  funds.  Formerly Ms Macaskill held the following  positions:  President of the Manager (June
                                                     1991  -  August  2000);  a  director  (until  March  2001)  of
                                                     Prudential   Corporation   plc  (a  U.K.   financial   service
                                                     company).

Steve Macchia,
Vice President                                       None.

Patrick M. Magee,
Vice President                                       None.

Marianne Manzolillo,
Assistant                                            Vice President Formerly,
                                                     Vice President for DLJ High
                                                     Yield Research Department
                                                     (February 1993 - July
                                                     2000).

Luann Mascia,
Vice President                                       None.

Philip T. Masterson,
Vice President and
Associate Counsel                                    None.

Loretta M McCarthy,
Executive Vice President                             None.

Elizabeth A. McCormack,
Assistant Vice President                             None.

Joseph McGovern,
Assistant Vice President                             None.

Charles L. McKenzie,
Senior Vice President                                Senior  Vice   President  of  HarbourView   Asset   Management
                                                     Corporation and OAM Institutional, Inc.

Lisa Migan,
Assistant Vice President                             None.

Andrew J. Mika,
Senior                                               Vice President Formerly a
                                                     Second Vice President for
                                                     Guardian Investments (June
                                                     1990 - October 1999).

Joy L. Milan,
Assistant Vice President                             None.

Denis R. Molleur,
Vice President and
Senior Counsel                                       None.

Nikolaos D. Monoyios,
Vice President                                       None.

Stacy M. Morrell,
Vice President                                       None.

John Murphy,
President, Chief Operating
Officer and Director                                 Executive   Vice  President  of   Massachusetts   Mutual  Life
                                                     Insurance  Company,   President  of  MassMutual  Institutional
                                                     Funds and the MML Series  Funds  (since  1997);  a director of
                                                     David L. Babson Acquisition Corp.

Kenneth Nadler,
Vice President                                       None.

David Negri,
Senior Vice President                                None.

Barbara Niederbrach,
Assistant Vice President                             None.

Linda J. Nolte,
Assistant Vice President                             None.

Robert A. Nowaczyk,
Vice President                                       None.

Raymond C. Olson,
Assistant Vice President                             None.

Gina M. Palmieri,
Vice President                                       None.

Frank J. Pavlak,
Vice President,
Director/Compliance                                  None.

David P. Pellegrino,
Vice President                                       None.

Susan Pergament,
Assistant Vice President                             None.

James F. Phillips,
Assistant Vice President                             None.

Robert F. Pino,
Assistant Vice President                             Formerly  senior analyst for Commonfund in Connecticut  (until
                                                     January 2001)

Jane C. Putnam,
Vice President                                       None.


Janet M. Quinn,
Assistant Vice President                             None.

Michael E. Quinn,
Vice President                                       None.

Heather H. Rabinowitz,
Assistant Vice President                             None.

Julie S. Radtke,
Vice President                                       None.

Norma J. Rapini,
Assistant Vice President:
Rochester Division                                   None.

Thomas P. Reedy,
Vice President                                       Vice  President  (since  April  1999)  of  HarbourView   Asset
                                                     Management Corporation.

John Reinhardt,
Vice President: Rochester Division                   None

Kristina Richardson,
Assistant Vice President                             None.

Robert Robis,
Assistant Vice President                             None.

Antoinette Rodriguez,
Assistant Vice President                             None.

Jeffrey S. Rosen,
Vice President                                       None.

Marci B. Rossell,
Vice President                                       Formerly,  manager at  Deloitte & Touche LLP (until  September
                                                     1999).

Richard H. Rubinstein,
Senior                                               Vice President An officer
                                                     and/or portfolio manager of
                                                     certain Oppenheimer funds.

Lawrence E. Rudnick,
Assistant Vice President                             None.

James Ruff,
Executive Vice President                             President  and  director  of   OppenheimerFunds   Distributor,
                                                     Inc.;  Vice  President  (since  March  2000)  of  OFI  Private
                                                     Investments, Inc.

Victoria M. Ruoff,
Assistant Vice President                             None.

Andrew Ruotolo
Executive Vice President                             President  and  director  of   Shareholder   Services,   Inc.;
                                                     formerly Chief Operations  Officer for American  International
                                                     Group (August 1997-September 1999).

Rohit Sah,
Assistant Vice President                             None.

Valerie Sanders,
Vice President                                       None.

Kenneth Schlupp
Vice President                                       Assistant  Vice  President  (since  March 2000) of OFI Private
                                                     Investments, Inc.

Jeffrey R. Schneider,
Vice President                                       Formerly  (until  May  1999)  Director,   Personal   Decisions
                                 International.

Ellen P. Schoenfeld,
Vice President                                       None.

Brooke M. Schulte,
Assistant Vice President                             None.

David C. Schultz
Senior                                               Vice President Chief
                                                     Executive Officer,
                                                     President and director of
                                                     HarbourView Asset
                                                     Management Corporation and
                                                     OAM Institutional, Inc.

Allan P. Sedmak
Assistant Vice President                             None.

Jennifer L. Sexton,
Vice President                                       None.

Martha A. Shapiro,
Vice President                                       None.

Imelda M. Shine,
Vice President                                       None.

Connie Song,
Assistant Vice President                             None.

Richard A. Soper,
Vice President                                       None.

Keith J. Spencer,
Vice President                                       None.

Cathleen R. Stahl,
Vice President                                       Assistant  Vice  President  &  Manager  of  Women &  Investing
                                    Program.

Richard A. Stein,
Vice President: Rochester Division                   None.

Arthur P. Steinmetz,
Senior Vice President                                None.

Jayne M. Stevlingson,
Vice President                                       None.

Gregg J. Stitt,
Vice President                                       None.

John P. Stoma,
Senior Vice President                                None.

Deborah A. Sullivan,
Assistant Vice President,
Assistant Counsel                                    Formerly,   Associate   General   Counsel,   Chief  Compliance
                                                     Officer,  Corporate  Secretary and Vice President of Winmill &
                                                     Co. Inc.  (formerly  Bull & Bear Group,  Inc.),  CEF Advisers,
                                                     Inc. (formerly Bull & Bear Advisers,  Inc.),  Investor Service
                                                     Center, Inc. and Midas Management  Corporation  (November 1997
                                                     - March 2000).

Kevin L. Surrett,
Assistant Vice President                             Assistant Vice President of Product Development
                                                     At Evergreen Investor Services, Inc. (June 1995 -
                                                     May 1999).

Michael E. Sussman,
Assistant Vice President                             None.

James C. Swain,
Vice                                                 Chairman of the Board
                                                     Chairman, CEO and Trustee,
                                                     Director or Managing
                                                     Partner of the Denver-based
                                                     Oppenheimer Funds;
                                                     formerly, President and
                                                     Director of Centennial
                                                     Asset Management
                                                     Corporation and Chairman of
                                                     the Board of Shareholder
                                                     Services, Inc.

Susan B. Switzer,
Vice President                                       None.

Anthony A. Tanner,
Vice President: Rochester Division                   None.

James T. Taylor,
Assistant Vice President                             None.

Paul E. Temple,
Vice President                                       Formerly  (until May 2000) Director of Product  Development at
                                   Prudential.

Eamon T. Tubridy,
Assistant Vice President                             None.

Emily R. Tusaneza,
Assistant Vice President                             None.

Cameron T. Ullyatt,
Assistant Vice President                             None.

Tanya M. Valency,
Vice President                                       None.

Mark S. Vandehey,
Vice President                                       None.

Maureen VanNorstrand,
Vice President                                       None.

Phillip F. Vottiero,
Vice President                                       Chief  Financial  officer for the Sovlink  Group (April 1996 -
                                                     June 1999).

Samuel Sloan Walker,
Vice President                                       None.

Teresa M. Ward,
Vice President                                       None.

Jerry A. Webman,
Senior Vice President                                None.

Christopher D. Weiler,
Assistant Vice President:
Rochester Division                                   None.

Barry D. Weiss,
Assistant Vice President                             Formerly with Fitch IBCA (1996 - January 2000).

Christine Wells,
Vice President                                       None.

Joseph J. Welsh,
Vice President                                       None.

Diederik Werdmolder,
Vice President                                       None.

Catherine M. White,
Assistant                                            Vice President Formerly,
                                                     Assistant Vice President
                                                     with Gruntal & Co. LLC
                                                     (September 1998 - October
                                                     2000); member of the
                                                     American Society of Pension
                                                     Actuaries (ASPA) since
                                                     1995.

William L. Wilby,
Senior                                               Vice President Senior
                                                     Investment Officer,
                                                     Director of International
                                                     Equities; Senior Vice
                                                     President of HarbourView
                                                     Asset Management
                                                     Corporation.

Thomas J. Wilson,
Vice President                                       None.

Donna M. Winn,
Senior Vice President                                Vice   President   (since   March   2000)   of   OFI   Private
                                                     Investments, Inc.

Philip Witkower,
Senior Vice President                                Formerly  Vice  President of  Prudential  Investments  (1993 -
                                                     November 2000).

Brian W. Wixted,
Senior Vice President and
Treasurer                                            Treasurer  (since March 1999) of HarbourView  Asset Management
                                                     Corporation,  Shareholder  Services,  Inc.,  Oppenheimer  Real
                                                     Asset   Management    Corporation,    Shareholder    Financial
                                                     Services,  Inc. and Oppenheimer  Partnership  Holdings,  Inc.,
                                                     of OFI Private  Investments,  Inc.  (since  March 2000) and of
                                                     OppenheimerFunds   International   Ltd.  and  of   Oppenheimer
                                                     Millennium  Funds plc (since May 2000), of OAM  Institutional,
                                                     Inc.  (since  February  2001);  Treasurer and Chief  Financial
                                                     Officer  (since  May  2000)  of  Oppenheimer   Trust  Company;
                                                     Assistant   Treasurer   (since  March  1999)  of   Oppenheimer
                                                     Acquisition   Corp.   and  of  Centennial   Asset   Management
                                                     Corporation; an officer of other Oppenheimer funds.

Carol Wolf,
Senior                                               Vice President An officer
                                                     and/or portfolio manager of
                                                     certain Oppenheimer funds;
                                                     serves on the Board of
                                                     Chinese Children Adoption
                                                     International Parents
                                                     Council, Supporters of
                                                     Children, and the Advisory
                                                     Board of Denver Children's
                                                     Hospital Oncology
                                                     Department.

Kurt Wolfgruber,
Senior Vice President                                Senior  Investment  Officer,  Director of  Domestic  Equities;
                                                     member of the  Investment  Product  Review  Committee  and the
                                                     Executive    Committee   of   HarbourView   Asset   Management
                                                     Corporation;  formerly (until April 2000) a Managing  Director and Portfolio  Manager at J.P. Morgan  Investment  Management,
                                                     Inc.

Caleb C. Wong,
Vice President                                       An officer  and/or  portfolio  manager of certain  Oppenheimer funds (since June 1999) .

Robert G. Zack,
Senior Vice President and
Assistant Secretary, Associate
General Counsel                                      Assistant   Secretary   of   Shareholder    Services,    Inc.,
                                                     Shareholder   Financial   Services,   Inc.,   OppenheimerFunds
                                                     International  Ltd. and Oppenheimer  Millennium  Funds plc; an
                                                     officer of other Oppenheimer funds.

Jill Zachman,
Assistant Vice President:
Rochester Division                                   None.

Neal A. Zamore,
Vice President                                       Formerly (until May 2000) Vice President at GE Capital.

Mark D. Zavanelli,
Vice President                                       None.

Arthur J. Zimmer,
Senior                                               Vice President Senior Vice
                                                     President (since April
                                                     1999) of HarbourView Asset
                                                     Management Corporation;
                                                     Vice President of
                                                     Centennial Asset Management
                                                     Corporation; an officer
                                                     and/or portfolio manager of
                                                     certain Oppenheimer funds.

Susan Zimmerman,
Vice President                                       None.

The Oppenheimer Funds include the New York-based Oppenheimer Funds, the Denver-based Oppenheimer Funds and the Oppenheimer Quest /Rochester Funds, as set forth below:




                  New York-based Oppenheimer Funds

Oppenheimer California Municipal Fund
Oppenheimer Capital Appreciation Fund
Oppenheimer Capital Preservation Fund
Oppenheimer Developing Markets Fund
Oppenheimer Discovery Fund
Oppenheimer Emerging Growth Fund
Oppenheimer Emerging Technologies Fund
Oppenheimer Enterprise Fund
Oppenheimer Europe Fund
Oppenheimer Global Fund
Oppenheimer Global Growth & Income Fund
Oppenheimer Gold & Special Minerals Fund
Oppenheimer Growth Fund
Oppenheimer International Growth Fund
Oppenheimer International Small Company Fund
Oppenheimer Large Cap Growth Fund
Oppenheimer Money Market Fund, Inc.
Oppenheimer Multi-Sector Income Trust
Oppenheimer Multi-State Municipal Trust
Oppenheimer Multiple Strategies Fund
Oppenheimer Municipal Bond Fund
Oppenheimer New York Municipal Fund
Oppenheimer Series Fund, Inc.
Oppenheimer Trinity Core Fund
Oppenheimer Trinity Growth Fund
Oppenheimer Trinity Value Fund
Oppenheimer U.S. Government Trust

                  Quest/Rochester Funds

                  Limited Term New York Municipal Fund
                  Oppenheimer Convertible Securities Fund
                  Oppenheimer MidCap Fund
                  Oppenheimer Quest Capital Value Fund, Inc.
                  Oppenheimer Quest For Value Funds
                  Oppenheimer Quest Global Value Fund, Inc.
                  Oppenheimer Quest Value Fund, Inc.
                  Rochester Fund Municipals

                  Denver-based Oppenheimer Funds

                  Centennial America Fund, L.P. Centennial California Tax Exempt Trust Centennial Government Trust Centennial Money Market Trust Centennial New York Tax Exempt Trust Centennial Tax Exempt Trust Oppenheimer Cash Reserves Oppenheimer Champion Income Fund Oppenheimer Capital Income Fund Oppenheimer High Yield Fund Oppenheimer Integrity Funds Oppenheimer International Bond Fund Oppenheimer Limited-Term Government Fund Oppenheimer Main Street Opportunity Fund Oppenheimer Main Street Small Cap Fund Oppenheimer Main Street Funds, Inc. Oppenheimer Municipal Fund Oppenheimer Real Asset Fund Oppenheimer Select Managers Oppenheimer Senior Floating Rate Fund Oppenheimer Strategic Income Fund Oppenheimer Total Return Fund, Inc. Oppenheimer Variable Account Funds Panorama Series Fund, Inc.

The address of OppenheimerFunds, Inc., OppenheimerFunds Distributor, Inc., HarbourView Asset Management Corp., Oppenheimer Partnership Holdings, Inc., Oppenheimer Acquisition Corp. and OFI Private Investments, Inc. is Two World Trade Center, New York, New York 10048-0203.

The address of the New York-based Oppenheimer Funds, the Quest Funds, the Rochester-based funds, the Denver-based Oppenheimer Funds, Shareholder Financial Services, Inc., Shareholder Services, Inc., OppenheimerFunds Services,
Centennial Asset Management Corporation, Centennial Capital Corp., and Oppenheimer Real Asset Management, Inc. is 6803 South Tucson Way, Englewood, Colorado 80112.


Item 27.  Principal Underwriter

(a) OppenheimerFunds Distributor, Inc. is the Distributor of the Service shares. It is also the Distributor of each of the other registered open-end investment companies for which OppenheimerFunds, Inc. is the investment adviser, as listed in Item 26(b) above (except Oppenheimer Multi-Sector Income Trust.

(b) The directors and officers of the Registrant's principal underwriter are:


Name & Principal                                 Positions & Offices                    Positions & Offices
Business Address                                 with Underwriter                       with Registrant
Jason R. Bach                                    Vice President                         None
3264 Winthrop Circle
Marietta, GA 30067

William M. Beardsley                             Vice President                         None
1521 Arrow Wood Land
Downers Grove, IL 60515

Gabriella Bercze (2)                             Vice President                         None

Douglas S. Blankenship                           Vice President                         None
17011 Woodbark
Spring, TX  77379

Kevin E. Brosmith                                Senior Vice President                  None
170 Phillip Court
Lake Bluff, IL 60044

Susan Burton                                     Vice President                         None
4127 Towne Green Circle
Addison, TX 75001

Kathleen Mary Byron                              Vice President                         None
6 Dahlia Drive
Irvine, CA 92618

H.C. Digby Clements                              Vice President                         None
200 Oaklane
Rochester, NY 14610

Robert A. Coli                                   Vice President                         None
12 White Tail Lane
Bedminster, NJ 07921

Jill E. Crockett (2)                             Assistant Vice President               None

Jeffrey D. Damia (2)                             Vice President                         None

Paul Dellibovi                                   Vice President                         None
100 Lincoln Road #1544
Miami, Beach, FL 33139

Stephen J. Demetrovits (2)                       Vice President                         None

Christopher DeSimone                             Vice President                         None
5105 Aldrich Avenue South
Minneapolis, MN 55419

Michael W. Dickson                               Vice President                         None
21 Trinity Avenue
Glastonbury, CT 06033

Joseph A. DiMauro                                Vice President                         None
244 McKinley Avenue
Grosse Pointe Farms, MI 48236

Steven Dombrowser (2)                            Vice President                         None

Andrew J. Donohue (2)                            Assistant Vice President               None

Andrew J. Donohue (2)                            Executive Vice                         Vice President and
                                                 President and Director                 Secretary

George P. Dougherty                              Vice President                         None
4090 Redbud Circle
Doylestown, PA 18901

Cliff H. Dunteman                                Vice President                         None
1196 Fieldstone Dr.
Crystal Lake, IL 60014-1642

Wendy G. Ehrlich (Hetson)                        Vice President                         None
4 Craig Street
Jericho, NY 11753

Kent M. Elwell                                   Vice President                         None
35 Crown Terrace
Yardley, PA  19067

Gregg A. Everett                                 Vice President                         None
7124 Trysail Circle
Tampa, FL 33607

John M. Ewalt                                    Vice President                         None
2301 Overview
Tacoma, WA 98422

George R. Fahey                                  Vice President                         None
9 Townview Court
Flemington, NJ 08822

Eric C. Fallon                                   Vice President                         None
10 Worth Circle
Newton, MA 02458

Katherine P. Feld (2)                            Vice President and                     None
                               Corporate Secretary

Mark J. Ferro                                    Vice President                         None
43 Market Street
Breezy Point, NY 11697

Ronald H. Fielding (3)                           Vice President                         None

Brian Flahive (2)                                Assistant Vice President               None

Patrick W. Flynn (1)                             Senior Vice President                  None

John ("J") Fortuna (2)                           Vice President                         None

Ronald R. Foster                                 Senior Vice President                  None
11339 Avant Lane
Cincinnati, OH 45249

Victoria Friece (1)                              Assistant Vice President               None

Luiggino J. Galleto                              Vice President                         None
10302 Riesling Court
Charlotte, NC 28277

Michelle M. Gans                                 Vice President                         None
2700 Polk Street, Apt. #9
San Francisco, CA 94109

Lucio Giliberti                                  Vice President                         None
6 Cyndi Court
Flemington, NJ 08822

Ralph Grant (2)                                  Senior Vice President                  None

Michael D. Guman                                 Vice President                         None
3913 Pleasant Avenue
Allentown, PA 18103

Tonya N. Hammet                                  Assistant Vice President               None
2612 W. Grand Reserve Circle #227
Clearwater, FL 33759

Clifford W. Heidinger                            Vice President                         None
90 Gates Street
Portsmouth, NH 03801

Phillipe D. Hemery                               Vice President                         None
184 Park Avenue
Rochester, NY 14607

Elyse R. Jurman Herman                           Vice President                         None
1194 Hillsboro Mile, Villa 51
Hillsboro Beach, FL  33062

Kristen L. Heyburn                               Vice President                         None
2315 Mimosa Drive #2
Houston, TX 77019

William E. Hortz (2)                             Vice President                         None

Brian F. Husch (2)                               Vice President                         None

Richard L. Hymes (2)                             Vice President                         None

Byron Ingram (1)                                 Assistant Vice President               None

Kathleen T. Ives (1)                             Vice President                         None

Eric K. Johnson                                  Vice President                         None
28 Oxford Avenue
Mill Valley, CA 94941

Mark D. Johnson                                  Vice President                         None
15792 Scenic Green Court
Chesterfield, MO 63017

John S. Kavanaugh                                Vice President                         None
2 Cervantes, Apt. #301
San Francisco, CA 94123

Christina J. Keller (2)                          Vice President                         None

Brian G. Kelly                                   Vice President                         None
60 Larkspur Road
Fairfield, CT 06430

Michael Keogh (2)                                Vice President                         None

Richard Klein                                    Senior Vice President                  None
4820 Fremont Avenue So.
Minneapolis, MN 55409

Brent A. Krantz                                  Senior Vice President                  None
P. O. Box 1313
Seahurst, WA 98062

David T. Kuzia                                   Vice President                         None
9697 S. Golden Eagle Dr.
Highlands, CO 80126

Oren A. Lane                                     Vice President                         None
5286 Timber Bend Drive
Brighton, MI 48116

Dawn Lind                                        Vice President                         None
21 Meadow Lane
Rockville Centre, NY 11570

James V. Loehle                                  Vice President                         None
30 Wesley Hill Lane
Warwick, NY 10990

Joseph X. Loftus (2)                             Assistant Vice President               None

John J. Lynch                                    Vice President                         None
5341 Ellsworth
Dallas, TX 75206

Mark Macken                                      Vice President                         None
462 Lincoln Avenue
Sayville, NY 11782

Steven C. Manns                                  Vice President                         None
1941 W. Wolfram
Chicago, IL 60657

Todd A. Marion                                   Vice President                         None
3 St. Marks Place
Cold Spring Harbor, NY 11724

David M. Martin                                  Vice President                         None
10155 S. Woodrose Lane
Highlands Ranch, CO 80126

Theresa-Marie Maynier                            Vice President                         None
2421 Charlotte Drive
Charlotte, NC 28203

Anthony P. Mazzariello                           Vice President                         None
704 Beaver Road
Leetsdale, PA 15056

John C. McDonough                                Vice President                         None
3812 Leland Street
Chevy Chase, MD 20815

Kent C. McGowan                                  Vice President                         None
18424 12th Avenue West
Lynnwood, WA 98037

Dixon Morgan                                     Vice President                         None
1820 Berkshire Rd.
Gates Mills, OH 44040

Charles Murray (2)                               Senior Vice President                  None

Wendy Jean Murray                                Vice President                         None
32 Carolin Road
Upper Montclair, NJ 07043

John W. Nesnay                                   Vice President                         None
9511 S. Hackberry Street
Highlands Ranch, CO 80126

Kevin P. Neznek (2)                              Vice President                         None

Patrick J. Noble                                 Vice President                         None
1155 Wellesley Avenue #204
Los Angeles, CA 90049

Chad V. Noel                                     Vice President                         None
2408 Eagleridge Drive
Henderson, NV 89014

Alan I. Panzer                                   Assistant Vice President               None
925 Canterbury Road, Apt. #848
Atlanta, GA 30324

Kevin Parchinski                                 Vice President                         None
8409 West 116th Terrace
Overland Park, KS 66210

Gayle E. Pereira                                 Vice President                         None
2707 Via Arboleda
San Clemente, CA 92672

Brian C. Perkes                                  Vice President                         None
8734 Shady Shore Drive
Frisco, TX 75034

Charles K. Pettit                                Vice President                         None
22 Fall Meadow Drive
Pittsford, NY 14534

William L. Presutti                              Vice President                         None
238 Kemp Avenue
Fair Haven, NJ 07704

Elaine Puleo-Carter (2)                          Senior Vice President                  None

Christopher L. Quinson                           Vice President                         None
19 Cayuga Street
Rye, NY 10580

Minnie Ra                                        Vice President                         None
100 Dolores Street, #203
Carmel, CA 93923

Gary D. Rakan                                    Vice President                         None
25031 Woodridge Triangle
Farmington, MI 48335

Michael A. Raso                                  Vice President                         None
16 N. Chatsworth Ave., Apt. 301
Larchmont, NY  10538

John Reinhardt                                   Vice President                         None
29 Kirklees Road
Pittsford, NY 14534

Douglas Rentschler                               Vice President                         None
677 Middlesex Road
Grosse Pointe Park, MI 48230

Michelle Simone Richter (2)                      Vice President                         None

Ruxandra Risko(2)                                Vice President                         None

David R. Robertson (2)                           Senior Vice President                  None

Kenneth A. Rosenson                              Vice President                         None
24753 Bantage Point Terr.
Malibu, CA 90265

James Ruff (2)                                   President & Director                   None

William R. Rylander                              Vice President                         None
85 Evergreen Road
Vernon, CT 06066

Alfredo Scalzo                                   Vice President                         None
9616 Lake Chase Island Way
Tampa, FL 33626

Michael Sciortino                                Vice President                         None
785 Beau Chene Drive
Mandeville, LA 70471

Arthur Seals                                     Vice President                         None
2415 Forrest Brook Lane #701
Arlington, TX 76006

Eric Sharp                                       Vice President                         None
862 McNeill Circle
Woodland, CA 95695

Kristen Sims (2)                                 Vice President                         None

Douglas Bruce Smith                              Vice President                         None
808 South 194th Street
Seattle,WA 98148

William A. Spetrino                              Vice President                         None
7631 Yennicook Way
Hudson, OH 44236

Byron D. Stein                                   Vice President                         None
7000 Island Blvd., Apt. 1408
Aventura, FL 33160

Wayne C. Strauss                                 Assistant Vice President               None
25 Summit St.
Fairport, NY 14450

David E. Sturgis                                 Vice President                         None
81 Surrey Lane
Boxford, MA 01921

Brian C. Summe                                   Vice President                         None
239 N. Colony Drive
Edgewood, KY 41017

Michael Sussman(2)                               Vice President                         None

George T. Sweeney                                Senior Vice President                  None
5 Smoke House Lane
Hummelstown, PA 17036

Andrew E. Sweeny                                 Vice President                         None
5967 Bayberry Drive
Cincinnati, OH 45242

Scott McGregor Tatum                             Vice President                         None
704 Inwood
Southlake, TX 76092

Martin Telles (2)                                Senior Vice President                  None

David G. Thomas                                  Vice President                         None
1328 N. Cleveland Street
Arlington, VA 22201

Byron K.Toma                                     Vice President                         None
14575 S. Gallery
Olathe, KS 66062

Floyd A. Tucker                                  Vice President                         None
1930 W. Barry Ave., #2
Chicago, IL 60657

Mark Vandehey (1)                                Vice President                         None

Andrea Walsh (1)                                 Vice President                         None

Suzanne Walters (1)                              Assistant Vice President               None

Michael J. Weigner                               Vice President                         None
4905 W. San Nicholas Street
Tampa, FL 33629

Donn Weise                                       Vice President                         None
3249 Earlmar Drive
Los Angeles, CA 90064

Marjorie J. Williams                             Vice President                         None
6930 East Ranch Road
Cave Creek, AZ 85331

Philip Witkower (2)                              Senior Vice President                  None

Cary Patrick Wozniak                             Vice President                         None
18808 Bravata Court
San Diego, CA 92128

Gregor D. Yuska                                  Vice President                         None
16035 Canterbury Estates Dr.
Ellisville, MO 63021

Jill Zackman                                     Vice President                         None
10 Colonial Circle
Fairport, NY 14450

(1)6803 South Tucson Way, Englewood, CO 80112
(2)Two World Trade Center, New York, NY 10048
(3)350 Linden Oaks, Rochester, NY 14623

(c)      Not applicable.

Item 28. Location of Accounts and Records

The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and rules promulgated thereunder are in the possession of OppenheimerFunds, Inc. at its offices at 6803 South Tucson Way, Englewood, Colorado 80112.

Item 29. Management Services

Not applicable

Item 30. Undertakings

Not applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and/or the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the County of Arapahoe and State of Colorado on the 17th day of April, 2001.

                                        Oppenheimer Variable Account Funds

                                          By:  /s/ James C. Swain*
                                                   --------------
                                                  James C. Swain, Chairman

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities on the dates indicated:

Signatures                                           Title                                   Date


/s/ James C. Swain*                                  Chairman of the                         April 17, 2001
-------------------------------------                Board, Chief Executive
James C. Swain                                       Officer and Trustee


/s/ Brian W. Wixted*                                 Treasurer                               April 17, 2001
-------------------------------------                and Principal Financial
Brian W. Wixted                                      and Accounting Officer


/s/ Bridget A. Macaskill*                            President and                           April 17, 2001
-------------------------------------                Trustee
Bridget A. Macaskill


/s/ William H. Armstrong*                            Trustee                                 April 17, 2001
-------------------------------------
William H. Armstrong


/s/ Robert G. Avis*                                  Trustee                                 April 17, 2001
-------------------------------------
Robert G. Avis


/s/ George C. Bowen*                                 Trustee                                 April 17, 2001
-------------------------------------
George C. Bowen.



/s/ Edward L. Cameron*                               Trustee                                April 17, 2001
-------------------------------------
Edward L. Cameron


/s/ Jon S. Fossel*                                   Trustee                                April 17, 2001
-------------------------------------
Jon S. Fossel

/s/ Sam Freedman*                                    Trustee                                 April 17, 2001
-------------------------------------
Sam Freedman



/s/ C. Howard Kast*                                  Trustee                                 April 17, 2001
-------------------------------------
C. Howard Kast


/s/ Robert M. Kirchner*                              Trustee                                 April 17, 2001
-------------------------------------
Robert M. Kirchner


/s/ William Marshall, Jr.*                           Trustee                                 April 17, 2001
-------------------------------------
William Marshall, Jr.


*By:  /s/ Robert G. Zack
---------------------------------------------
Robert G. Zack, Attorney-in-Fact


                       OPPENHEIMER VARIABLE ACCOUNT FUNDS

                         Post-Effective Amendment No. 36

                            Registration No. 2-93177

                                  EXHIBIT INDEX

23(a) Twelfth Amended and Restated Declaration of Trust dated 5/1/01

23(b) Amended By-Laws dated 10/24/00

23(c)(x) Oppenheimer Main Street Small Cap Fund/VA specimen share certificate.

23(c)(xx) Oppenheimer Main Street Small Cap Fund/VA Service class specimen share certificate.

23 (j) Independent Auditors' Consent